UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06440

Fidelity Aberdeen Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2020

Item 1.

Reports to Stockholders
Fidelity Freedom® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065

Annual Report

March 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Fidelity Freedom® Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to shareholders:
(No Action is Required by You)

As part of a regular review of its organizational structure, Fidelity has decided to merge certain entities to streamline operations, increase efficiency, simplify reporting, and reduce legal, compliance, and accounting complexity and costs. In separate events, Fidelity has merged four of its investment advisers and two of its broker-dealers.

Effective on or about January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Management & Research Company LLC”.

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. (“FIISC”). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Distributors Company LLC”.

These mergers are not expected to affect fund shareholders or Fidelity clients, nor are they expected to result in any changes to the day-to-day management of Fidelity’s brokerage services, the Fidelity funds, their investment policies and practices, their portfolio management teams, or the funds’ expenses.

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity Freedom® Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® Income Fund	1.05%	2.91%	3.83%
Class K	1.12%	2.93%	3.84%
Class K6	1.18%	2.96%	3.86%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® Income Fund, the original class of the fund.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® Income Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Income Fund, a class of the fund, on March 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$14,565	Fidelity Freedom® Income Fund
$14,369	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2005 Fund	0.12%	3.24%	4.70%
Class K	0.18%	3.26%	4.71%
Class K6	0.22%	3.30%	4.73%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2005 Fund, the original class of the fund.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2005 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2005 Fund, a class of the fund, on March 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,829	Fidelity Freedom® 2005 Fund
$14,639	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2010 Fund	(1.25)%	3.35%	5.31%
Class K	(1.21)%	3.39%	5.33%
Class K6	(1.14)%	3.42%	5.34%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2010 Fund, the original class of the fund.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2010 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2010 Fund, a class of the fund, on March 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$16,768	Fidelity Freedom® 2010 Fund
$14,639	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2015 Fund	(2.80)%	3.43%	5.49%
Class K	(2.67)%	3.47%	5.51%
Class K6	(2.61)%	3.52%	5.54%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2015 Fund, the original class of the fund.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2015 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2015 Fund, a class of the fund, on March 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$17,066	Fidelity Freedom® 2015 Fund
$14,639	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2020 Fund	(4.15)%	3.41%	5.71%
Class K	(4.04)%	3.46%	5.73%
Class K6	(3.96)%	3.51%	5.76%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2020 Fund, the original class of the fund.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2020 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2020 Fund, a class of the fund, on March 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$17,417	Fidelity Freedom® 2020 Fund
$27,210	S&P 500® Index

Fidelity Freedom® 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2025 Fund	(5.17)%	3.39%	6.10%
Class K	(5.11)%	3.43%	6.12%
Class K6	(5.02)%	3.50%	6.16%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2025 Fund, the original class of the fund.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2025 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2025 Fund, a class of the fund, on March 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$18,077	Fidelity Freedom® 2025 Fund
$27,210	S&P 500® Index

Fidelity Freedom® 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2030 Fund	(6.69)%	3.62%	6.37%
Class K	(6.57)%	3.68%	6.40%
Class K6	(6.52)%	3.75%	6.43%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2030 Fund, the original class of the fund.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2030 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2030 Fund, a class of the fund, on March 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$18,537	Fidelity Freedom® 2030 Fund
$27,210	S&P 500® Index

Fidelity Freedom® 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2035 Fund	(9.25)%	3.41%	6.47%
Class K	(9.19)%	3.46%	6.49%
Class K6	(9.08)%	3.55%	6.54%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2035 Fund, the original class of the fund.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2035 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2035 Fund, a class of the fund, on March 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$18,717	Fidelity Freedom® 2035 Fund
$27,210	S&P 500® Index

Fidelity Freedom® 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2040 Fund	(10.80)%	3.08%	6.33%
Class K	(10.76)%	3.13%	6.36%
Class K6	(10.58)%	3.21%	6.40%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2040 Fund, the original class of the fund.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2040 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2040 Fund, a class of the fund, on March 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$18,474	Fidelity Freedom® 2040 Fund
$27,210	S&P 500® Index

Fidelity Freedom® 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2045 Fund	(10.80)%	3.06%	6.37%
Class K	(10.74)%	3.12%	6.40%
Class K6	(10.57)%	3.20%	6.45%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2045 Fund, the original class of the fund.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2045 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2045 Fund, a class of the fund, on March 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$18,547	Fidelity Freedom® 2045 Fund
$27,210	S&P 500® Index

Fidelity Freedom® 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2050 Fund	(10.80)%	3.07%	6.37%
Class K	(10.66)%	3.13%	6.40%
Class K6	(10.49)%	3.22%	6.45%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2050 Fund, the original class of the fund.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2050 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2050 Fund, a class of the fund, on March 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$18,546	Fidelity Freedom® 2050 Fund
$27,210	S&P 500® Index

Fidelity Freedom® 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom® 2055 Fund	(10.85)%	3.04%	5.55%
Class K	(10.70)%	3.12%	5.59%
Class K6	(10.61)%	3.19%	5.63%

 A From June 1, 2011

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2055 Fund, the original class of the fund.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2055 Fund, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2055 Fund, a class of the fund, on June 1, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$16,116	Fidelity Freedom® 2055 Fund
$23,650	S&P 500® Index

Fidelity Freedom® 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom® 2060 Fund	(10.80)%	3.04%	3.79%
Class K	(10.66)%	3.10%	3.84%
Class K6	(10.65)%	3.17%	3.90%

 A From August 5, 2014

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2060 Fund, the original class of the fund.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2060 Fund, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2060 Fund, a class of the fund, on August 5, 2014, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$12,341	Fidelity Freedom® 2060 Fund
$15,122	S&P 500® Index

Fidelity Freedom® 2065 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity Freedom® 2065 Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2065 Fund, a class of the fund, on June 28, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$8,640	Fidelity Freedom® 2065 Fund
$8,918	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The performance of financial assets during the 12-month period ending March 31, 2020 was significantly influenced by the outbreak and spread of a novel coronavirus in the first quarter of 2020. The outbreak curtailed global economic growth and the outlook for corporate earnings in domestic and foreign markets. Declared a pandemic on March 11, the crisis and containment efforts led to increased uncertainty, broad-based contraction in economic activity, higher volatility, and dislocation in the financial markets as investors digested new information. Against this backdrop, the Dow Jones U.S. Total Stock Market Index had a return of -9.28% for the year. By mid-March, the U.S. stock market entered bear-market territory less than a month after hitting an all-time high. The energy sector (-55%) fared worst, whereas information technology (+7%) stood out as the only sector with a positive return. Consumer staples and health care (-2% each) held up reasonably well. Large-cap stocks outpaced smaller-caps, while growth outpaced value. Elsewhere, commodities generally lagged equities. Non-U.S. equities returned -15.42% for the year, according to the MSCI ACWI (All Country World Index) ex USA Index. With the exception of Japan (-6%), all regions within the index experienced a double-digit decline. The U.K. and Asia Pacific ex Japan (-23% each) regions fared worst, while Europe ex U.K. (-12%) outperformed. Sector-wise, notable laggards included energy (-37%), real estate (-25%) and financials (-24%), while health care (+5%) and information technology (+2%) outperformed. Turning to fixed income, U.S. taxable investment-grade bonds (the Bloomberg Barclays U.S. Aggregate Bond Index) advanced 8.93%, as investors generally sought their perceived safety. Within the index, U.S. Treasury bonds led the way (+13%), while others securitized debt categories lagged. Extended (non-core) fixed income classes, such as leveraged loans fared poorly (-10%), as did high-yield bonds (-7%) and emerging-markets debt (-5).

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  For the fiscal year, the shares of each Fidelity Freedom® Fund posted a return, ranging from 1.05% for Fidelity Freedom Income Fund to -10.85% for Fidelity Freedom 2055 Fund. Each Fund lagged its respective Composite index. Active asset allocation decisions drove the majority of the Funds’ underperformance relative to Composite indexes during the past 12 months. The performance of the underlying investment portfolios also held back the Funds' relative results, but to a lesser extent. In particular, underweighting investment-grade bonds, which performed relatively well, held back the Funds’ performance versus Composites. Exposure to poor-performing commodities, which are not in Composite indexes, also hurt, as did an overweighting in non-U.S. equities –one of the weaker-performing asset classes. Meanwhile, underweighting lagging U.S. equities contributed to the Funds’ relative performance. Overweight allocations to inflation-protected securities and short-term securities also helped, as both asset classes had a positive return. In terms of investment performance, our position in Fidelity® Series Investment Grade Bond Fund hurt most, as it trailed its benchmark. Elsewhere, the performance of underlying U.S. equity funds, in aggregate, lagged the Composite indexes. Here, our investments in Fidelity® Series Intrinsic Opportunities Fund and Fidelity® Series Large Cap Stock Fund were notable detractors this period. Conversely, among non-U.S. equities, investments in underlying developed-markets equity and emerging-markets equity portfolios added value.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Freedom® Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	38.9
Fidelity Series Government Money Market Fund 0.4%	21.0
Fidelity Series Inflation-Protected Bond Index Fund	12.2
Fidelity Series Short-Term Credit Fund	4.8
Fidelity Series Emerging Markets Opportunities Fund	3.9
Fidelity Series Commodity Strategy Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	2.5
Fidelity Series International Growth Fund	2.0
Fidelity Series International Value Fund	1.7
Fidelity Series Overseas Fund	1.5
91.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	7.8%
International Equity Funds	10.4%
Bond Funds	55.5%
Short-Term Funds	26.0%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)	0.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Income Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.36% to 1.55% 4/16/20 to 6/4/20 (a)
(Cost $2,098,332)	2,100,000	2,099,652
	Shares	Value

Domestic Equity Funds - 7.8%
Fidelity Series All-Sector Equity Fund (b)	828,438	$6,494,951
Fidelity Series Blue Chip Growth Fund (b)	860,920	11,105,865
Fidelity Series Commodity Strategy Fund (b)	28,076,321	102,478,570
Fidelity Series Growth Company Fund (b)	1,558,384	24,466,624
Fidelity Series Intrinsic Opportunities Fund (b)	1,742,724	22,167,449
Fidelity Series Large Cap Stock Fund (b)	1,587,311	19,031,854
Fidelity Series Large Cap Value Index Fund (b)	554,379	5,327,585
Fidelity Series Opportunistic Insights Fund (b)	945,248	14,481,203
Fidelity Series Small Cap Discovery Fund (b)	331,820	2,485,329
Fidelity Series Small Cap Opportunities Fund (b)	770,058	7,816,087
Fidelity Series Stock Selector Large Cap Value Fund (b)	1,612,719	14,482,220
Fidelity Series Value Discovery Fund (b)	1,036,282	10,290,283
TOTAL DOMESTIC EQUITY FUNDS
(Cost $248,607,166)		240,628,020

International Equity Funds - 10.4%
Fidelity Series Canada Fund (b)	1,426,698	11,827,329
Fidelity Series Emerging Markets Fund (b)	1,774,827	12,565,775
Fidelity Series Emerging Markets Opportunities Fund (b)	7,732,919	120,401,548
Fidelity Series International Growth Fund (b)	4,326,840	62,652,637
Fidelity Series International Small Cap Fund (b)	1,129,588	15,102,598
Fidelity Series International Value Fund (b)	7,381,559	52,704,333
Fidelity Series Overseas Fund (b)	5,486,142	47,455,129
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $323,793,988)		322,709,349

Bond Funds - 55.5%
Fidelity Series Emerging Markets Debt Fund (b)	2,398,227	19,329,709
Fidelity Series Floating Rate High Income Fund (b)	448,891	3,609,083
Fidelity Series High Income Fund (b)	2,500,973	20,608,019
Fidelity Series Inflation-Protected Bond Index Fund (b)	37,305,572	376,040,169
Fidelity Series International Credit Fund (b)	209,027	1,998,296
Fidelity Series Investment Grade Bond Fund (b)	104,193,301	1,201,348,763
Fidelity Series Long-Term Treasury Bond Index Fund (b)	7,306,429	78,105,731
Fidelity Series Real Estate Income Fund (b)	1,471,420	12,389,359
TOTAL BOND FUNDS
(Cost $1,623,523,693)		1,713,429,129

Short-Term Funds - 26.0%
Fidelity Cash Central Fund 0.29% (c)	4,859,025	4,860,482
Fidelity Series Government Money Market Fund 0.4% (b)(d)	649,056,601	649,056,601
Fidelity Series Short-Term Credit Fund (b)	15,011,959	148,318,154
TOTAL SHORT-TERM FUNDS
(Cost $803,488,401)		802,235,237
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $3,001,511,580)		3,081,101,387
NET OTHER ASSETS (LIABILITIES) - 0.2%		6,206,074
NET ASSETS - 100%		$3,087,307,461

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,099,652.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$61,277
Total	$61,277

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$10,318,814	$1,925,939	$4,387,644	$1,149,147	$425,541	$(1,787,699)	$6,494,951
Fidelity Series Blue Chip Growth Fund	22,182,241	2,402,917	12,080,839	1,962,923	2,934,055	(4,332,509)	11,105,865
Fidelity Series Canada Fund	6,782,976	8,745,831	1,007,228	207,967	16,374	(2,710,624)	11,827,329
Fidelity Series Commodity Strategy Fund	78,042,984	71,456,542	17,615,956	1,802,954	(3,624,052)	(25,780,948)	102,478,570
Fidelity Series Emerging Markets Debt Fund	25,629,199	4,088,173	7,059,602	1,396,102	(348,688)	(2,979,373)	19,329,709
Fidelity Series Emerging Markets Fund	12,258,731	6,715,529	1,724,859	364,597	(140,810)	(4,542,816)	12,565,775
Fidelity Series Emerging Markets Opportunities Fund	114,538,710	50,698,655	21,597,351	3,647,243	(516,556)	(22,721,910)	120,401,548
Fidelity Series Floating Rate High Income Fund	4,460,729	381,549	659,403	251,351	(56,170)	(517,622)	3,609,083
Fidelity Series Government Money Market Fund 0.4%	600,538,386	134,912,990	86,394,775	12,251,307	--	--	649,056,601
Fidelity Series Growth Company Fund	43,711,719	4,324,880	22,512,870	3,437,366	6,923,554	(7,980,659)	24,466,624
Fidelity Series High Income Fund	29,587,852	2,212,449	8,211,984	1,579,286	134,146	(3,114,444)	20,608,019
Fidelity Series Inflation-Protected Bond Index Fund	443,884,166	30,136,204	111,882,730	5,781,735	296,891	13,605,638	376,040,169
Fidelity Series International Credit Fund	1,946,138	123,913	--	123,913	--	(71,755)	1,998,296
Fidelity Series International Growth Fund	79,536,330	4,968,998	19,271,216	3,049,398	1,892,932	(4,474,407)	62,652,637
Fidelity Series International Small Cap Fund	19,317,262	3,806,390	6,166,836	830,993	492,508	(2,346,726)	15,102,598
Fidelity Series International Value Fund	76,114,541	10,564,898	18,543,335	3,096,794	(114,081)	(15,317,690)	52,704,333
Fidelity Series Intrinsic Opportunities Fund	53,136,678	7,048,029	29,757,816	2,187,680	5,608,741	(13,868,183)	22,167,449
Fidelity Series Investment Grade Bond Fund	1,265,729,572	110,670,929	214,689,291	38,866,208	1,679,312	37,958,241	1,201,348,763
Fidelity Series Large Cap Stock Fund	46,058,050	5,293,424	27,295,750	2,694,111	4,373,530	(9,397,400)	19,031,854
Fidelity Series Large Cap Value Index Fund	13,176,613	1,040,541	7,086,162	662,498	935,150	(2,738,557)	5,327,585
Fidelity Series Long-Term Treasury Bond Index Fund	153,967,657	15,400,512	112,988,898	8,861,561	10,672,658	11,053,802	78,105,731
Fidelity Series Opportunistic Insights Fund	23,344,444	2,370,719	9,555,694	1,883,747	2,825,658	(4,503,924)	14,481,203
Fidelity Series Overseas Fund	--	54,853,212	--	124,579	--	(7,398,083)	47,455,129
Fidelity Series Real Estate Income Fund	16,745,875	1,463,977	2,066,469	1,055,708	(76,646)	(3,677,378)	12,389,359
Fidelity Series Short-Term Credit Fund	150,905,338	19,645,473	20,785,284	4,167,969	(95,810)	(1,351,563)	148,318,154
Fidelity Series Small Cap Discovery Fund	6,192,282	459,075	2,837,337	330,577	133,970	(1,462,661)	2,485,329
Fidelity Series Small Cap Opportunities Fund	18,448,340	1,763,725	9,329,596	1,054,199	2,131,834	(5,198,216)	7,816,087
Fidelity Series Stock Selector Large Cap Value Fund	35,698,360	3,471,879	19,518,777	1,774,013	1,714,750	(6,883,992)	14,482,220
Fidelity Series Value Discovery Fund	25,022,092	2,566,055	14,176,428	932,146	1,811,785	(4,933,221)	10,290,283
	$3,377,276,079	$563,513,407	$809,204,130	$105,528,072	$40,030,576	$(97,474,679)	$3,074,141,253

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$2,099,652	$--	$2,099,652	$--
Domestic Equity Funds	240,628,020	240,628,020	--	--
International Equity Funds	322,709,349	322,709,349	--	--
Bond Funds	1,713,429,129	1,713,429,129	--	--
Short-Term Funds	802,235,237	802,235,237	--	--
Total Investments in Securities:	$3,081,101,387	$3,079,001,735	$2,099,652	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Income Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,098,332)	$2,099,652
Fidelity Central Funds (cost $4,860,441)	4,860,482
Other affiliated issuers (cost $2,994,552,807)	3,074,141,253
Total Investment in Securities (cost $3,001,511,580)		$3,081,101,387
Segregated cash with brokers for derivative instruments		5,529,190
Receivable for investments sold		3,499,998
Receivable for fund shares sold		2,611,344
Distributions receivable from Fidelity Central Funds		4,088
Receivable for daily variation margin on futures contracts		725,913
Total assets		3,093,471,920
Liabilities
Payable for investments purchased	$552
Payable for fund shares redeemed	4,995,810
Accrued management fee	1,168,097
Total liabilities		6,164,459
Net Assets		$3,087,307,461
Net Assets consist of:
Paid in capital		$2,969,603,588
Total accumulated earnings (loss)		117,703,873
Net Assets		$3,087,307,461
Net Asset Value and Maximum Offering Price
Fidelity Freedom Income Fund:
Net Asset Value, offering price and redemption price per share ($1,839,153,122 ÷ 164,907,339 shares)		$11.15
Class K:
Net Asset Value, offering price and redemption price per share ($1,048,404,012 ÷ 94,155,693 shares)		$11.13
Class K6:
Net Asset Value, offering price and redemption price per share ($199,750,327 ÷ 17,946,193 shares)		$11.13

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$79,364,408
Interest		20,434
Income from Fidelity Central Funds		61,277
Total income		79,446,119
Expenses
Management fee	$14,835,027
Independent trustees' fees and expenses	12,957
Total expenses before reductions	14,847,984
Expense reductions	(36)
Total expenses after reductions		14,847,948
Net investment income (loss)		64,598,171
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	761
Fidelity Central Funds	54
Other affiliated issuers	40,030,576
Futures contracts	8,163,331
Capital gain distributions from underlying funds:
Affiliated issuers	26,163,664
Total net realized gain (loss)		74,358,386
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,264
Fidelity Central Funds	35
Other affiliated issuers	(97,474,679)
Futures contracts	379,628
Total change in net unrealized appreciation (depreciation)		(97,093,752)
Net gain (loss)		(22,735,366)
Net increase (decrease) in net assets resulting from operations		$41,862,805

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$64,598,171	$71,396,925
Net realized gain (loss)	74,358,386	94,239,848
Change in net unrealized appreciation (depreciation)	(97,093,752)	(64,771,569)
Net increase (decrease) in net assets resulting from operations	41,862,805	100,865,204
Distributions to shareholders	(122,580,496)	(178,193,341)
Share transactions - net increase (decrease)	(214,194,891)	(260,021,875)
Total increase (decrease) in net assets	(294,912,582)	(337,350,012)
Net Assets
Beginning of period	3,382,220,043	3,719,570,055
End of period	$3,087,307,461	$3,382,220,043

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Income Fund

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.44	$11.69	$11.57	$11.26	$11.75
Income from Investment Operations
Net investment income (loss)A	.22	.23	.18	.19	.21
Net realized and unrealized gain (loss)	(.09)	.11	.38	.49	(.27)
Total from investment operations	.13	.34	.56	.68	(.06)
Distributions from net investment income	(.23)	(.23)	(.19)	(.20)B	(.21)
Distributions from net realized gain	(.20)	(.36)	(.25)	(.17)B	(.22)
Total distributions	(.42)C	(.59)	(.44)	(.37)	(.43)
Net asset value, end of period	$11.15	$11.44	$11.69	$11.57	$11.26
Total ReturnD	1.05%	3.08%	4.86%	6.16%	(.45)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%	.46%G	.39%	- %H	- %H
Expenses net of fee waivers, if any	.47%	.46%G	.39%	-%	-%
Expenses net of all reductions	.47%	.46%G	.39%	-%	-%
Net investment income (loss)	1.90%	2.02%	1.57%	1.70%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$1,839,153	$1,978,263	$2,111,741	$2,137,752	$2,184,994
Portfolio turnover rateF	17%	22%	17%I	31%	20%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.42 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.197 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount represents less than .005%.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Income Fund Class K

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.42	$11.68	$11.76
Income from Investment Operations
Net investment income (loss)B	.23	.24	.19
Net realized and unrealized gain (loss)	(.09)	.09	.05
Total from investment operations	.14	.33	.24
Distributions from net investment income	(.23)	(.24)	(.16)
Distributions from net realized gain	(.20)	(.36)	(.17)
Total distributions	(.43)	(.59)C	(.32)D
Net asset value, end of period	$11.13	$11.42	$11.68
Total ReturnE,F	1.12%	3.04%	2.06%
Ratios to Average Net AssetsG,H
Expenses before reductions	.41%	.41%I	.42%J
Expenses net of fee waivers, if any	.41%	.41%I	.42%J
Expenses net of all reductions	.41%	.41%I	.42%J
Net investment income (loss)	1.95%	2.07%	2.32%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,048,404	$1,236,535	$1,568,576
Portfolio turnover rateH	17%	22%	17%K

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.59 per share is comprised of distributions from net investment income of $.236 and distributions from net realized gain of $.357 per share.

 D Total distributions of $.32 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.166 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Income Fund Class K6

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.42	$11.68	$11.68
Income from Investment Operations
Net investment income (loss)B	.23	.24	.18
Net realized and unrealized gain (loss)	(.08)	.11	.15
Total from investment operations	.15	.35	.33
Distributions from net investment income	(.24)	(.25)	(.17)
Distributions from net realized gain	(.20)	(.36)	(.17)
Total distributions	(.44)	(.61)	(.33)C
Net asset value, end of period	$11.13	$11.42	$11.68
Total ReturnD,E	1.18%	3.16%	2.86%
Ratios to Average Net AssetsF,G
Expenses before reductions	.37%	.37%	.37%H
Expenses net of fee waivers, if any	.37%	.37%	.37%H
Expenses net of all reductions	.37%	.37%	.37%H
Net investment income (loss)	2.00%	2.12%	1.91%H
Supplemental Data
Net assets, end of period (000 omitted)	$199,750	$167,422	$39,253
Portfolio turnover rateG	17%	22%	17%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.33 per share is comprised of distributions from net investment income of $.168 and distributions from net realized gain of $.166 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	37.0
Fidelity Series Government Money Market Fund 0.4%	18.7
Fidelity Series Inflation-Protected Bond Index Fund	11.1
Fidelity Series Emerging Markets Opportunities Fund	4.4
Fidelity Series Short-Term Credit Fund	4.2
Fidelity Series Commodity Strategy Fund	3.3
Fidelity Series International Growth Fund	2.6
Fidelity Series Long-Term Treasury Bond Index Fund	2.5
Fidelity Series International Value Fund	2.1
Fidelity Series Overseas Fund	2.0
87.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	11.4%
International Equity Funds	12.7%
Bond Funds	52.5%
Short-Term Funds	23.1%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)	0.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2005 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.36% to 1.39% 5/28/20 to 6/4/20 (a)
(Cost $659,191)	660,000	659,879
	Shares	Value

Domestic Equity Funds - 11.4%
Fidelity Series All-Sector Equity Fund (b)	426,203	$3,341,429
Fidelity Series Blue Chip Growth Fund (b)	453,390	5,848,737
Fidelity Series Commodity Strategy Fund (b)	8,513,882	31,075,670
Fidelity Series Growth Company Fund (b)	787,769	12,367,976
Fidelity Series Intrinsic Opportunities Fund (b)	1,000,053	12,720,680
Fidelity Series Large Cap Stock Fund (b)	933,405	11,191,527
Fidelity Series Large Cap Value Index Fund (b)	326,011	3,132,969
Fidelity Series Opportunistic Insights Fund (b)	455,348	6,975,934
Fidelity Series Small Cap Discovery Fund (b)	185,326	1,388,092
Fidelity Series Small Cap Opportunities Fund (b)	452,881	4,596,747
Fidelity Series Stock Selector Large Cap Value Fund (b)	948,476	8,517,312
Fidelity Series Value Discovery Fund (b)	609,451	6,051,852
TOTAL DOMESTIC EQUITY FUNDS
(Cost $109,958,222)		107,208,925

International Equity Funds - 12.7%
Fidelity Series Canada Fund (b)	533,878	4,425,852
Fidelity Series Emerging Markets Fund (b)	624,676	4,422,703
Fidelity Series Emerging Markets Opportunities Fund (b)	2,655,205	41,341,535
Fidelity Series International Growth Fund (b)	1,694,068	24,530,106
Fidelity Series International Small Cap Fund (b)	435,416	5,821,515
Fidelity Series International Value Fund (b)	2,822,785	20,154,683
Fidelity Series Overseas Fund (b)	2,156,065	18,649,964
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $122,483,225)		119,346,358

Bond Funds - 52.5%
Fidelity Series Emerging Markets Debt Fund (b)	728,904	5,874,966
Fidelity Series Floating Rate High Income Fund (b)	180,615	1,452,141
Fidelity Series High Income Fund (b)	772,445	6,364,947
Fidelity Series Inflation-Protected Bond Index Fund (b)	10,321,985	104,045,608
Fidelity Series International Credit Fund (b)	56,937	544,319
Fidelity Series Investment Grade Bond Fund (b)	30,109,141	347,158,396
Fidelity Series Long-Term Treasury Bond Index Fund (b)	2,223,028	23,764,173
Fidelity Series Real Estate Income Fund (b)	448,731	3,778,313
TOTAL BOND FUNDS
(Cost $482,520,945)		492,982,863

Short-Term Funds - 23.1%
Fidelity Cash Central Fund 0.29% (c)	1,379,711	1,380,124
Fidelity Series Government Money Market Fund 0.4% (b)(d)	175,058,964	175,058,964
Fidelity Series Short-Term Credit Fund (b)	4,027,127	39,788,012
TOTAL SHORT-TERM FUNDS
(Cost $216,641,967)		216,227,100
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $932,263,550)		936,425,125
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,894,993
NET ASSETS - 100%		$938,320,118

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $659,879.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$32,629
Total	$32,629

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$5,167,025	$937,108	$2,110,700	$550,671	$(161,071)	$(490,933)	$3,341,429
Fidelity Series Blue Chip Growth Fund	10,714,747	1,612,198	5,761,750	926,892	1,203,161	(1,919,619)	5,848,737
Fidelity Series Canada Fund	2,942,173	2,949,054	399,698	79,733	5,417	(1,071,094)	4,425,852
Fidelity Series Commodity Strategy Fund	22,210,604	21,988,528	4,393,727	518,519	(274,549)	(8,455,186)	31,075,670
Fidelity Series Emerging Markets Debt Fund	7,076,150	1,545,067	1,749,024	394,794	(76,017)	(921,210)	5,874,966
Fidelity Series Emerging Markets Fund	4,370,696	2,168,914	513,299	119,325	(19,488)	(1,584,120)	4,422,703
Fidelity Series Emerging Markets Opportunities Fund	40,831,027	15,731,380	7,271,395	1,237,769	90,394	(8,039,871)	41,341,535
Fidelity Series Floating Rate High Income Fund	1,677,604	228,271	223,662	97,212	(13,450)	(216,622)	1,452,141
Fidelity Series Government Money Market Fund 0.4%	142,976,866	51,923,462	19,841,364	3,022,485	--	--	175,058,964
Fidelity Series Growth Company Fund	19,862,990	3,011,395	9,969,838	1,622,657	2,751,276	(3,287,847)	12,367,976
Fidelity Series High Income Fund	8,434,501	1,086,730	2,265,950	458,705	(92,132)	(798,202)	6,364,947
Fidelity Series Inflation-Protected Bond Index Fund	108,580,484	17,384,956	25,340,051	1,526,539	(874,548)	4,294,767	104,045,608
Fidelity Series International Credit Fund	530,111	33,754	--	33,753	--	(19,546)	544,319
Fidelity Series International Growth Fund	29,240,204	3,572,141	7,422,048	1,150,975	978,742	(1,838,933)	24,530,106
Fidelity Series International Small Cap Fund	6,883,875	1,630,072	1,949,382	315,687	175,780	(918,830)	5,821,515
Fidelity Series International Value Fund	29,262,318	4,632,961	8,003,949	1,183,650	(264,226)	(5,472,421)	20,154,683
Fidelity Series Intrinsic Opportunities Fund	24,327,265	3,918,609	11,512,829	1,042,940	1,518,070	(5,530,435)	12,720,680
Fidelity Series Investment Grade Bond Fund	329,002,771	60,845,361	53,107,680	10,529,495	271,288	10,146,656	347,158,396
Fidelity Series Large Cap Stock Fund	21,133,601	3,053,795	10,544,781	1,263,461	1,112,799	(3,563,887)	11,191,527
Fidelity Series Large Cap Value Index Fund	6,166,714	739,081	2,882,180	312,306	355,684	(1,246,330)	3,132,969
Fidelity Series Long-Term Treasury Bond Index Fund	45,403,111	5,810,319	33,851,780	2,606,141	2,955,341	3,447,182	23,764,173
Fidelity Series Opportunistic Insights Fund	10,857,111	1,652,876	4,753,943	884,554	1,408,370	(2,188,480)	6,975,934
Fidelity Series Overseas Fund	--	21,559,860	--	47,053	--	(2,909,896)	18,649,964
Fidelity Series Real Estate Income Fund	4,744,981	715,145	555,146	303,203	(14,688)	(1,111,979)	3,778,313
Fidelity Series Short-Term Credit Fund	35,315,067	9,465,682	4,569,539	1,029,014	(18,968)	(404,230)	39,788,012
Fidelity Series Small Cap Discovery Fund	3,063,684	354,461	1,393,632	154,996	134,537	(770,958)	1,388,092
Fidelity Series Small Cap Opportunities Fund	8,926,958	1,166,225	4,008,333	496,542	312,917	(1,801,020)	4,596,747
Fidelity Series Stock Selector Large Cap Value Fund	16,188,284	2,128,934	7,237,073	843,367	840,129	(3,402,962)	8,517,312
Fidelity Series Value Discovery Fund	11,572,732	1,625,134	5,597,458	442,002	590,710	(2,139,266)	6,051,852
	$957,463,654	$243,471,473	$237,230,211	$33,194,440	$12,895,478	$(42,215,272)	$934,385,122

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$659,879	$--	$659,879	$--
Domestic Equity Funds	107,208,925	107,208,925	--	--
International Equity Funds	119,346,358	119,346,358	--	--
Bond Funds	492,982,863	492,982,863	--	--
Short-Term Funds	216,227,100	216,227,100	--	--
Total Investments in Securities:	$936,425,125	$935,765,246	$659,879	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $659,191)	$659,879
Fidelity Central Funds (cost $1,380,082)	1,380,124
Other affiliated issuers (cost $930,224,277)	934,385,122
Total Investment in Securities (cost $932,263,550)		$936,425,125
Segregated cash with brokers for derivative instruments		1,686,666
Receivable for investments sold		832,313
Receivable for fund shares sold		1,131,565
Distributions receivable from Fidelity Central Funds		1,321
Receivable for daily variation margin on futures contracts		223,112
Total assets		940,300,102
Liabilities
Payable for investments purchased	$227
Payable for fund shares redeemed	1,625,452
Accrued management fee	354,305
Total liabilities		1,979,984
Net Assets		$938,320,118
Net Assets consist of:
Paid in capital		$921,337,528
Total accumulated earnings (loss)		16,982,590
Net Assets		$938,320,118
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2005 Fund:
Net Asset Value, offering price and redemption price per share ($530,872,421 ÷ 45,443,398 shares)		$11.68
Class K:
Net Asset Value, offering price and redemption price per share ($338,901,778 ÷ 29,054,862 shares)		$11.66
Class K6:
Net Asset Value, offering price and redemption price per share ($68,545,919 ÷ 5,888,324 shares)		$11.64

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$23,009,866
Interest		7,768
Income from Fidelity Central Funds		32,629
Total income		23,050,263
Expenses
Management fee	$4,380,972
Independent trustees' fees and expenses	3,739
Total expenses before reductions	4,384,711
Expense reductions	(89)
Total expenses after reductions		4,384,622
Net investment income (loss)		18,665,641
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	310
Fidelity Central Funds	10
Other affiliated issuers	12,895,478
Futures contracts	2,559,083
Capital gain distributions from underlying funds:
Affiliated issuers	10,184,574
Total net realized gain (loss)		25,639,455
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	663
Fidelity Central Funds	42
Other affiliated issuers	(42,215,272)
Futures contracts	84,639
Total change in net unrealized appreciation (depreciation)		(42,129,928)
Net gain (loss)		(16,490,473)
Net increase (decrease) in net assets resulting from operations		$2,175,168

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,665,641	$19,610,253
Net realized gain (loss)	25,639,455	30,025,260
Change in net unrealized appreciation (depreciation)	(42,129,928)	(21,224,856)
Net increase (decrease) in net assets resulting from operations	2,175,168	28,410,657
Distributions to shareholders	(44,000,478)	(51,673,028)
Share transactions - net increase (decrease)	18,264,976	(37,517,008)
Total increase (decrease) in net assets	(23,560,334)	(60,779,379)
Net Assets
Beginning of period	961,880,452	1,022,659,831
End of period	$938,320,118	$961,880,452

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2005 Fund

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.20	$12.50	$12.20	$11.66	$12.24
Income from Investment Operations
Net investment income (loss)A	.23	.24	.19	.20	.22
Net realized and unrealized gain (loss)	(.19)	.11	.59	.71	(.34)
Total from investment operations	.04	.35	.78	.91	(.12)
Distributions from net investment income	(.24)	(.24)	(.18)	(.22)B	(.22)
Distributions from net realized gain	(.31)	(.41)	(.30)	(.15)B	(.23)
Total distributions	(.56)C	(.65)	(.48)	(.37)	(.46)D
Net asset value, end of period	$11.68	$12.20	$12.50	$12.20	$11.66
Total ReturnE	.12%	3.03%	6.43%	7.91%	(1.01)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.47%	.48%	.41%	- %H	- %H
Expenses net of fee waivers, if any	.47%	.48%	.41%	-%	-%
Expenses net of all reductions	.47%	.48%	.41%	-%	-%
Net investment income (loss)	1.89%	1.98%	1.52%	1.70%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$530,872	$563,036	$590,056	$583,754	$580,726
Portfolio turnover rateG	24%	26%	23%I	31%	22%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.56 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.314 per share.

 D Total distributions of $.46 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.234 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Amount represents less than .005%.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2005 Fund Class K

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.18	$12.49	$12.48
Income from Investment Operations
Net investment income (loss)B	.24	.25	.21
Net realized and unrealized gain (loss)	(.19)	.10	.15
Total from investment operations	.05	.35	.36
Distributions from net investment income	(.25)	(.24)	(.16)
Distributions from net realized gain	(.31)	(.41)	(.19)
Total distributions	(.57)C	(.66)D	(.35)
Net asset value, end of period	$11.66	$12.18	$12.49
Total ReturnE,F	.18%	3.00%	2.89%
Ratios to Average Net AssetsG,H
Expenses before reductions	.42%	.43%	.44%I
Expenses net of fee waivers, if any	.42%	.43%	.44%I
Expenses net of all reductions	.42%	.43%	.44%I
Net investment income (loss)	1.94%	2.03%	2.37%I
Supplemental Data
Net assets, end of period (000 omitted)	$338,902	$357,174	$422,622
Portfolio turnover rateH	24%	26%	23%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.57 per share is comprised of distributions from net investment income of $.251 and distributions from net realized gain of $.314 per share.

 D Total distributions of $.66 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.413 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2005 Fund Class K6

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.17	$12.49	$12.36
Income from Investment Operations
Net investment income (loss)B	.25	.25	.20
Net realized and unrealized gain (loss)	(.20)	.11	.29
Total from investment operations	.05	.36	.49
Distributions from net investment income	(.27)	(.27)	(.16)
Distributions from net realized gain	(.31)	(.41)	(.19)
Total distributions	(.58)	(.68)	(.36)C
Net asset value, end of period	$11.64	$12.17	$12.49
Total ReturnD,E	.22%	3.15%	3.92%
Ratios to Average Net AssetsF,G
Expenses before reductions	.37%	.38%H	.38%I
Expenses net of fee waivers, if any	.37%	.38%H	.38%I
Expenses net of all reductions	.37%	.38%H	.38%I
Net investment income (loss)	1.99%	2.08%	1.93%I
Supplemental Data
Net assets, end of period (000 omitted)	$68,546	$41,670	$9,983
Portfolio turnover rateG	24%	26%	23%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.36 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.192 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	33.6
Fidelity Series Government Money Market Fund 0.4%	15.5
Fidelity Series Inflation-Protected Bond Index Fund	9.5
Fidelity Series Emerging Markets Opportunities Fund	5.3
Fidelity Series Short-Term Credit Fund	3.4
Fidelity Series International Growth Fund	3.4
Fidelity Series Commodity Strategy Fund	3.3
Fidelity Series International Value Fund	2.9
Fidelity Series Overseas Fund	2.7
Fidelity Series Long-Term Treasury Bond Index Fund	2.5
82.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	16.8%
International Equity Funds	16.3%
Bond Funds	47.5%
Short-Term Funds	19.1%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)	0.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2010 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.36% to 1.39% 5/28/20 to 6/4/20 (a)
(Cost $3,375,264)	3,380,000	3,379,383
	Shares	Value

Domestic Equity Funds - 16.8%
Fidelity Series All-Sector Equity Fund (b)	3,575,605	$28,032,741
Fidelity Series Blue Chip Growth Fund (b)	3,956,258	51,035,732
Fidelity Series Commodity Strategy Fund (b)	44,980,691	164,179,523
Fidelity Series Growth Company Fund (b)	6,788,964	106,586,738
Fidelity Series Intrinsic Opportunities Fund (b)	9,173,062	116,681,353
Fidelity Series Large Cap Stock Fund (b)	8,538,026	102,370,926
Fidelity Series Large Cap Value Index Fund (b)	2,918,818	28,049,838
Fidelity Series Opportunistic Insights Fund (b)	3,766,690	57,705,687
Fidelity Series Small Cap Discovery Fund (b)	1,522,676	11,404,842
Fidelity Series Small Cap Opportunities Fund (b)	3,923,946	39,828,055
Fidelity Series Stock Selector Large Cap Value Fund (b)	8,348,315	74,967,864
Fidelity Series Value Discovery Fund (b)	5,580,750	55,416,843
TOTAL DOMESTIC EQUITY FUNDS
(Cost $803,408,740)		836,260,142

International Equity Funds - 16.3%
Fidelity Series Canada Fund (b)	4,009,795	33,241,204
Fidelity Series Emerging Markets Fund (b)	3,947,118	27,945,598
Fidelity Series Emerging Markets Opportunities Fund (b)	16,849,887	262,352,741
Fidelity Series International Growth Fund (b)	11,815,835	171,093,288
Fidelity Series International Small Cap Fund (b)	2,983,437	39,888,556
Fidelity Series International Value Fund (b)	20,005,677	142,840,532
Fidelity Series Overseas Fund (b)	15,580,226	134,768,955
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $817,439,896)		812,130,874

Bond Funds - 47.5%
Fidelity Series Emerging Markets Debt Fund (b)	3,864,922	31,151,273
Fidelity Series Floating Rate High Income Fund (b)	843,769	6,783,903
Fidelity Series High Income Fund (b)	4,140,601	34,118,548
Fidelity Series Inflation-Protected Bond Index Fund (b)	47,072,173	474,487,500
Fidelity Series International Credit Fund (b)	383,146	3,662,875
Fidelity Series Investment Grade Bond Fund (b)	144,970,900	1,671,514,483
Fidelity Series Long-Term Treasury Bond Index Fund (b)	11,523,675	123,188,090
Fidelity Series Real Estate Income Fund (b)	2,387,892	20,106,049
TOTAL BOND FUNDS
(Cost $2,310,205,377)		2,365,012,721

Short-Term Funds - 19.1%
Fidelity Cash Central Fund 0.29% (c)	8,088,253	8,090,679
Fidelity Series Government Money Market Fund 0.4% (b)(d)	768,710,755	768,710,755
Fidelity Series Short-Term Credit Fund (b)	17,332,814	171,248,199
TOTAL SHORT-TERM FUNDS
(Cost $949,742,740)		948,049,633
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $4,884,172,017)		4,964,832,753
NET OTHER ASSETS (LIABILITIES) - 0.2%		8,921,818
NET ASSETS - 100%		$4,973,754,571

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,379,383.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$175,995
Total	$175,995

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$45,616,618	$5,030,837	$17,006,123	$4,756,202	$(1,512,367)	$(4,096,224)	$28,032,741
Fidelity Series Blue Chip Growth Fund	92,661,846	8,407,392	43,568,723	8,152,182	10,987,005	(17,451,788)	51,035,732
Fidelity Series Canada Fund	23,728,118	21,699,298	3,707,531	588,443	88,372	(8,567,053)	33,241,204
Fidelity Series Commodity Strategy Fund	135,724,053	108,593,421	31,543,566	3,013,020	(4,451,697)	(44,142,688)	164,179,523
Fidelity Series Emerging Markets Debt Fund	43,440,644	4,749,815	11,495,886	2,321,374	(584,152)	(4,959,148)	31,151,273
Fidelity Series Emerging Markets Fund	32,201,584	10,994,400	4,692,556	813,463	(232,552)	(10,325,278)	27,945,598
Fidelity Series Emerging Markets Opportunities Fund	301,024,642	68,430,012	55,874,790	8,345,796	98,462	(51,325,585)	262,352,741
Fidelity Series Floating Rate High Income Fund	8,664,785	508,041	1,329,800	477,365	(106,154)	(952,969)	6,783,903
Fidelity Series Government Money Market Fund 0.4%	684,837,287	219,333,483	135,460,015	14,039,996	--	--	768,710,755
Fidelity Series Growth Company Fund	175,844,462	14,502,719	78,907,813	13,986,454	24,935,985	(29,788,615)	106,586,738
Fidelity Series High Income Fund	52,080,265	2,821,223	15,936,713	2,665,407	(115,656)	(4,730,571)	34,118,548
Fidelity Series Inflation-Protected Bond Index Fund	538,516,576	51,819,230	132,750,454	7,479,857	1,406,828	15,495,320	474,487,500
Fidelity Series International Credit Fund	3,567,269	227,133	--	227,133	--	(131,527)	3,662,875
Fidelity Series International Growth Fund	233,013,226	9,385,874	67,833,650	8,640,113	19,088,802	(22,560,964)	171,093,288
Fidelity Series International Small Cap Fund	54,710,672	6,357,239	15,649,179	2,187,911	2,502,752	(8,032,928)	39,888,556
Fidelity Series International Value Fund	226,433,481	21,933,956	63,120,641	9,041,627	(2,412,985)	(39,993,279)	142,840,532
Fidelity Series Intrinsic Opportunities Fund	215,566,356	19,081,300	82,806,027	9,195,510	18,226,121	(53,386,397)	116,681,353
Fidelity Series Investment Grade Bond Fund	1,785,031,439	203,296,719	374,733,144	55,055,504	3,249,269	54,670,200	1,671,514,483
Fidelity Series Large Cap Stock Fund	187,152,281	13,219,892	76,905,478	11,178,045	13,640,411	(34,736,180)	102,370,926
Fidelity Series Large Cap Value Index Fund	54,085,176	2,994,364	21,413,395	2,702,446	3,665,817	(11,282,124)	28,049,838
Fidelity Series Long-Term Treasury Bond Index Fund	287,564,333	22,243,430	225,049,947	15,191,958	21,725,786	16,704,488	123,188,090
Fidelity Series Opportunistic Insights Fund	95,785,417	7,936,295	39,422,849	7,652,707	13,208,113	(19,801,289)	57,705,687
Fidelity Series Overseas Fund	--	155,682,271	--	348,402	--	(20,913,316)	134,768,955
Fidelity Series Real Estate Income Fund	28,448,829	1,844,562	4,181,753	1,747,990	137,077	(6,142,666)	20,106,049
Fidelity Series Short-Term Credit Fund	168,841,907	32,742,258	28,685,976	4,744,483	(51,308)	(1,598,682)	171,248,199
Fidelity Series Small Cap Discovery Fund	26,806,607	1,426,362	11,413,076	1,353,018	1,105,214	(6,520,265)	11,404,842
Fidelity Series Small Cap Opportunities Fund	77,189,894	5,275,677	29,756,575	4,363,782	5,322,935	(18,203,876)	39,828,055
Fidelity Series Stock Selector Large Cap Value Fund	143,188,341	8,233,233	54,836,159	7,263,592	8,410,126	(30,027,677)	74,967,864
Fidelity Series Value Discovery Fund	102,153,762	6,952,958	40,383,897	3,819,680	7,361,263	(20,667,243)	55,416,843
	$5,823,879,870	$1,035,723,394	$1,668,465,716	$211,353,460	$145,693,467	$(383,468,324)	$4,953,362,691

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$3,379,383	$--	$3,379,383	$--
Domestic Equity Funds	836,260,142	836,260,142	--	--
International Equity Funds	812,130,874	812,130,874	--	--
Bond Funds	2,365,012,721	2,365,012,721	--	--
Short-Term Funds	948,049,633	948,049,633	--	--
Total Investments in Securities:	$4,964,832,753	$4,961,453,370	$3,379,383	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,375,264)	$3,379,383
Fidelity Central Funds (cost $8,090,173)	8,090,679
Other affiliated issuers (cost $4,872,706,580)	4,953,362,691
Total Investment in Securities (cost $4,884,172,017)		$4,964,832,753
Segregated cash with brokers for derivative instruments		7,934,135
Receivable for investments sold		6,512,965
Receivable for fund shares sold		2,729,404
Distributions receivable from Fidelity Central Funds		7,092
Receivable for daily variation margin on futures contracts		1,075,739
Other receivables		86,108
Total assets		4,983,178,196
Liabilities
Payable for investments purchased	$830
Payable for fund shares redeemed	7,244,370
Accrued management fee	2,092,318
Other payables and accrued expenses	86,107
Total liabilities		9,423,625
Net Assets		$4,973,754,571
Net Assets consist of:
Paid in capital		$4,774,378,280
Total accumulated earnings (loss)		199,376,291
Net Assets		$4,973,754,571
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2010 Fund:
Net Asset Value, offering price and redemption price per share ($3,284,757,545 ÷ 229,584,341 shares)		$14.31
Class K:
Net Asset Value, offering price and redemption price per share ($1,431,596,792 ÷ 100,125,371 shares)		$14.30
Class K6:
Net Asset Value, offering price and redemption price per share ($257,400,234 ÷ 18,060,227 shares)		$14.25

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$133,475,345
Interest		45,938
Income from Fidelity Central Funds		175,995
Total income		133,697,278
Expenses
Management fee	$27,834,259
Independent trustees' fees and expenses	22,014
Total expenses before reductions	27,856,273
Expense reductions	(23)
Total expenses after reductions		27,856,250
Net investment income (loss)		105,841,028
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,397
Fidelity Central Funds	89
Other affiliated issuers	145,693,467
Futures contracts	15,737,308
Capital gain distributions from underlying funds:
Affiliated issuers	77,878,115
Total net realized gain (loss)		239,313,376
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	3,996
Fidelity Central Funds	211
Other affiliated issuers	(383,468,324)
Futures contracts	494,222
Total change in net unrealized appreciation (depreciation)		(382,969,895)
Net gain (loss)		(143,656,519)
Net increase (decrease) in net assets resulting from operations		$(37,815,491)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$105,841,028	$117,478,879
Net realized gain (loss)	239,313,376	248,006,914
Change in net unrealized appreciation (depreciation)	(382,969,895)	(201,329,715)
Net increase (decrease) in net assets resulting from operations	(37,815,491)	164,156,078
Distributions to shareholders	(326,178,030)	(403,378,051)
Share transactions - net increase (decrease)	(509,728,586)	(407,651,367)
Total increase (decrease) in net assets	(873,722,107)	(646,873,340)
Net Assets
Beginning of period	5,847,476,678	6,494,350,018
End of period	$4,973,754,571	$5,847,476,678

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2010 Fund

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$15.35	$15.98	$15.56	$14.75	$15.75
Income from Investment Operations
Net investment income (loss)A	.29	.29	.24	.26	.28
Net realized and unrealized gain (loss)	(.43)	.12	.95	1.08	(.50)
Total from investment operations	(.14)	.41	1.19	1.34	(.22)
Distributions from net investment income	(.31)	(.30)	(.23)	(.26)	(.29)
Distributions from net realized gain	(.60)	(.74)	(.54)	(.26)	(.49)
Total distributions	(.90)B	(1.04)	(.77)	(.53)C	(.78)
Net asset value, end of period	$14.31	$15.35	$15.98	$15.56	$14.75
Total ReturnD	(1.25)%	2.89%	7.74%	9.27%	(1.42)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.52%	.52%G	.44%	- %H	- %H
Expenses net of fee waivers, if any	.52%	.52%G	.44%	-%	-%
Expenses net of all reductions	.52%	.52%G	.44%	-%	-%
Net investment income (loss)	1.84%	1.90%	1.47%	1.69%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$3,284,758	$3,724,077	$4,038,370	$4,137,360	$4,271,151
Portfolio turnover rateF	18%	20%	19%I	23%	17%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.90 per share is comprised of distributions from net investment income of $.307 and distributions from net realized gain of $.596 per share.

 C Total distributions of $.53 per share is comprised of distributions from net investment income of $.262 and distributions from net realized gain of $.264 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount represents less than .005%.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2010 Fund Class K

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.34	$15.97	$15.96
Income from Investment Operations
Net investment income (loss)B	.30	.30	.27
Net realized and unrealized gain (loss)	(.43)	.12	.31
Total from investment operations	(.13)	.42	.58
Distributions from net investment income	(.31)	(.31)	(.22)
Distributions from net realized gain	(.60)	(.74)	(.35)
Total distributions	(.91)	(1.05)	(.57)
Net asset value, end of period	$14.30	$15.34	$15.97
Total ReturnC,D	(1.21)%	2.95%	3.59%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%	.46%	.47%G
Expenses net of fee waivers, if any	.45%	.46%	.47%G
Expenses net of all reductions	.45%	.46%	.47%G
Net investment income (loss)	1.91%	1.96%	2.42%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,431,597	$1,909,779	$2,396,182
Portfolio turnover rateF	18%	20%	19%H

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2010 Fund Class K6

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.30	$15.97	$15.77
Income from Investment Operations
Net investment income (loss)B	.30	.31	.27
Net realized and unrealized gain (loss)	(.42)	.11	.50
Total from investment operations	(.12)	.42	.77
Distributions from net investment income	(.34)	(.35)	(.22)
Distributions from net realized gain	(.60)	(.74)	(.35)
Total distributions	(.93)C	(1.09)	(.57)
Net asset value, end of period	$14.25	$15.30	$15.97
Total ReturnD,E	(1.14)%	2.96%	4.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	.39%	.39%	.40%H
Expenses net of fee waivers, if any	.39%	.39%	.40%H
Expenses net of all reductions	.39%	.39%	.40%H
Net investment income (loss)	1.97%	2.03%	2.07%H
Supplemental Data
Net assets, end of period (000 omitted)	$257,400	$213,620	$59,797
Portfolio turnover rateG	18%	20%	19%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.93 per share is comprised of distributions from net investment income of $.336 and distributions from net realized gain of $.596 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	29.8
Fidelity Series Government Money Market Fund 0.4%	12.3
Fidelity Series Inflation-Protected Bond Index Fund	8.4
Fidelity Series Emerging Markets Opportunities Fund	6.3
Fidelity Series International Growth Fund	4.2
Fidelity Series International Value Fund	3.6
Fidelity Series Overseas Fund	3.5
Fidelity Series Commodity Strategy Fund	3.3
Fidelity Series Intrinsic Opportunities Fund	3.3
Fidelity Series Growth Company Fund	2.9
77.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	21.9%
International Equity Funds	20.2%
Bond Funds	42.6%
Short-Term Funds	15.0%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)	0.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2015 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.36% to 1.39% 5/28/20 to 6/4/20 (a)
(Cost $4,652,626)	4,660,000	4,659,153
	Shares	Value

Domestic Equity Funds - 21.9%
Fidelity Series All-Sector Equity Fund (b)	7,212,665	$56,547,292
Fidelity Series Blue Chip Growth Fund (b)	7,937,266	102,390,731
Fidelity Series Commodity Strategy Fund (b)	65,428,769	238,815,009
Fidelity Series Growth Company Fund (b)	13,569,186	213,036,213
Fidelity Series Intrinsic Opportunities Fund (b)	18,752,257	238,528,707
Fidelity Series Large Cap Stock Fund (b)	17,121,480	205,286,549
Fidelity Series Large Cap Value Index Fund (b)	5,863,198	56,345,334
Fidelity Series Opportunistic Insights Fund (b)	7,557,724	115,784,325
Fidelity Series Small Cap Discovery Fund (b)	3,048,392	22,832,454
Fidelity Series Small Cap Opportunities Fund (b)	7,859,230	79,771,188
Fidelity Series Stock Selector Large Cap Value Fund (b)	16,720,675	150,151,660
Fidelity Series Value Discovery Fund (b)	11,290,827	112,117,914
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,500,733,846)		1,591,607,376

International Equity Funds - 20.2%
Fidelity Series Canada Fund (b)	7,932,909	65,763,814
Fidelity Series Emerging Markets Fund (b)	6,723,742	47,604,094
Fidelity Series Emerging Markets Opportunities Fund (b)	29,250,381	455,428,436
Fidelity Series International Growth Fund (b)	21,308,712	308,550,153
Fidelity Series International Small Cap Fund (b)	5,441,277	72,749,871
Fidelity Series International Value Fund (b)	36,870,536	263,255,626
Fidelity Series Overseas Fund (b)	29,218,593	252,740,831
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,475,063,059)		1,466,092,825

Bond Funds - 42.6%
Fidelity Series Emerging Markets Debt Fund (b)	5,643,778	45,488,852
Fidelity Series Floating Rate High Income Fund (b)	1,183,279	9,513,559
Fidelity Series High Income Fund (b)	6,142,283	50,612,414
Fidelity Series Inflation-Protected Bond Index Fund (b)	60,250,468	607,324,717
Fidelity Series International Credit Fund (b)	582,594	5,569,597
Fidelity Series Investment Grade Bond Fund (b)	187,740,241	2,164,644,980
Fidelity Series Long-Term Treasury Bond Index Fund (b)	17,328,642	185,243,180
Fidelity Series Real Estate Income Fund (b)	3,424,181	28,831,604
TOTAL BOND FUNDS
(Cost $2,996,674,030)		3,097,228,903

Short-Term Funds - 15.0%
Fidelity Cash Central Fund 0.29% (c)	10,132,614	10,135,654
Fidelity Series Government Money Market Fund 0.4% (b)(d)	889,239,670	889,239,670
Fidelity Series Short-Term Credit Fund (b)	19,168,280	189,382,610
TOTAL SHORT-TERM FUNDS
(Cost $1,090,717,227)		1,088,757,934
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $7,067,840,788)		7,248,346,191
NET OTHER ASSETS (LIABILITIES) - 0.2%		11,719,915
NET ASSETS - 100%		$7,260,066,106

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,659,153.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$270,753
Total	$270,753

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$94,056,484	$10,207,234	$36,341,392	$9,611,262	$(747,314)	$(10,627,720)	$56,547,292
Fidelity Series Blue Chip Growth Fund	183,528,111	16,700,923	84,846,757	16,253,640	21,246,222	(34,237,768)	102,390,731
Fidelity Series Canada Fund	45,145,985	44,685,739	7,073,130	1,087,407	139,641	(17,134,421)	65,763,814
Fidelity Series Commodity Strategy Fund	207,571,372	157,822,612	53,764,361	4,542,554	(4,907,512)	(67,907,102)	238,815,009
Fidelity Series Emerging Markets Debt Fund	63,513,876	5,899,582	15,583,179	3,371,470	(943,174)	(7,398,253)	45,488,852
Fidelity Series Emerging Markets Fund	53,706,289	21,868,330	9,819,614	1,434,340	(546,240)	(17,604,671)	47,604,094
Fidelity Series Emerging Markets Opportunities Fund	519,509,226	122,798,644	98,302,272	14,510,103	175,886	(88,753,048)	455,428,436
Fidelity Series Floating Rate High Income Fund	12,627,967	719,712	2,333,527	682,219	(201,906)	(1,298,687)	9,513,559
Fidelity Series Government Money Market Fund 0.4%	793,686,618	320,155,814	224,602,762	15,958,062	--	--	889,239,670
Fidelity Series Growth Company Fund	351,438,450	29,195,277	157,474,380	28,286,517	49,645,640	(59,768,774)	213,036,213
Fidelity Series High Income Fund	80,221,715	4,174,829	26,536,566	4,005,980	288,478	(7,536,042)	50,612,414
Fidelity Series Inflation-Protected Bond Index Fund	638,539,715	111,716,506	162,813,029	9,655,107	593,977	19,287,548	607,324,717
Fidelity Series International Credit Fund	5,424,223	345,368	--	345,367	--	(199,994)	5,569,597
Fidelity Series International Growth Fund	436,087,002	17,324,532	139,674,091	16,132,936	40,260,235	(45,447,525)	308,550,153
Fidelity Series International Small Cap Fund	102,394,552	12,275,898	31,452,465	4,014,995	4,988,619	(15,456,733)	72,749,871
Fidelity Series International Value Fund	419,512,342	52,327,157	129,601,869	16,974,003	(654,101)	(78,327,903)	263,255,626
Fidelity Series Intrinsic Opportunities Fund	431,252,852	38,032,340	159,199,558	18,342,671	21,922,678	(93,479,605)	238,528,707
Fidelity Series Investment Grade Bond Fund	2,379,972,366	330,308,318	622,355,301	72,948,474	4,637,211	72,082,386	2,164,644,980
Fidelity Series Large Cap Stock Fund	374,248,483	25,363,812	151,224,041	22,372,404	21,142,699	(64,244,404)	205,286,549
Fidelity Series Large Cap Value Index Fund	107,332,626	6,152,402	41,513,535	5,460,351	5,959,016	(21,585,175)	56,345,334
Fidelity Series Long-Term Treasury Bond Index Fund	446,683,024	36,890,513	357,214,959	23,011,765	33,890,852	24,993,750	185,243,180
Fidelity Series Opportunistic Insights Fund	190,978,515	15,969,773	77,643,931	15,472,954	25,700,873	(39,220,905)	115,784,325
Fidelity Series Overseas Fund	--	292,435,168	--	651,790	--	(39,694,337)	252,740,831
Fidelity Series Real Estate Income Fund	42,156,219	2,657,860	7,332,923	2,539,307	275,255	(8,924,807)	28,831,604
Fidelity Series Short-Term Credit Fund	196,087,723	37,450,997	42,392,572	5,363,334	(46,482)	(1,717,056)	189,382,610
Fidelity Series Small Cap Discovery Fund	52,229,192	2,847,430	21,137,045	2,716,447	1,802,460	(12,909,583)	22,832,454
Fidelity Series Small Cap Opportunities Fund	152,816,524	9,719,163	56,628,406	8,696,464	8,835,323	(34,971,416)	79,771,188
Fidelity Series Stock Selector Large Cap Value Fund	286,066,304	16,112,003	107,838,384	14,677,291	15,790,462	(59,978,725)	150,151,660
Fidelity Series Value Discovery Fund	203,757,103	13,220,248	77,585,856	7,718,018	13,939,791	(41,213,372)	112,117,914
	$8,870,544,858	$1,755,378,184	$2,902,285,905	$346,837,232	$263,188,589	$(753,274,342)	$7,233,551,384

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$4,659,153	$--	$4,659,153	$--
Domestic Equity Funds	1,591,607,376	1,591,607,376	--	--
International Equity Funds	1,466,092,825	1,466,092,825	--	--
Bond Funds	3,097,228,903	3,097,228,903	--	--
Short-Term Funds	1,088,757,934	1,088,757,934	--	--
Total Investments in Securities:	$7,248,346,191	$7,243,687,038	$4,659,153	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,652,626)	$4,659,153
Fidelity Central Funds (cost $10,134,838)	10,135,654
Other affiliated issuers (cost $7,053,053,324)	7,233,551,384
Total Investment in Securities (cost $7,067,840,788)		$7,248,346,191
Segregated cash with brokers for derivative instruments		10,423,062
Receivable for investments sold		16,273,496
Receivable for fund shares sold		4,478,139
Distributions receivable from Fidelity Central Funds		9,669
Receivable for daily variation margin on futures contracts		1,434,253
Total assets		7,280,964,810
Liabilities
Payable for investments purchased	$2,020
Payable for fund shares redeemed	17,620,764
Accrued management fee	3,275,920
Total liabilities		20,898,704
Net Assets		$7,260,066,106
Net Assets consist of:
Paid in capital		$6,869,187,236
Total accumulated earnings (loss)		390,878,870
Net Assets		$7,260,066,106
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2015 Fund:
Net Asset Value, offering price and redemption price per share ($4,174,064,714 ÷ 361,886,258 shares)		$11.53
Class K:
Net Asset Value, offering price and redemption price per share ($2,524,326,410 ÷ 219,142,031 shares)		$11.52
Class K6:
Net Asset Value, offering price and redemption price per share ($561,674,982 ÷ 48,877,929 shares)		$11.49

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$200,278,641
Interest		67,663
Income from Fidelity Central Funds		270,753
Total income		200,617,057
Expenses
Management fee	$44,556,684
Independent trustees' fees and expenses	33,171
Total expenses before reductions	44,589,855
Expense reductions	(197)
Total expenses after reductions		44,589,658
Net investment income (loss)		156,027,399
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,116
Fidelity Central Funds	65
Other affiliated issuers	263,188,589
Futures contracts	22,659,765
Capital gain distributions from underlying funds:
Affiliated issuers	146,558,591
Total net realized gain (loss)		432,413,126
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	6,402
Fidelity Central Funds	422
Other affiliated issuers	(753,274,342)
Futures contracts	690,956
Total change in net unrealized appreciation (depreciation)		(752,576,562)
Net gain (loss)		(320,163,436)
Net increase (decrease) in net assets resulting from operations		$(164,136,037)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$156,027,399	$173,895,387
Net realized gain (loss)	432,413,126	467,426,440
Change in net unrealized appreciation (depreciation)	(752,576,562)	(398,422,463)
Net increase (decrease) in net assets resulting from operations	(164,136,037)	242,899,364
Distributions to shareholders	(571,740,150)	(689,733,866)
Share transactions - net increase (decrease)	(910,583,607)	(765,552,717)
Total increase (decrease) in net assets	(1,646,459,794)	(1,212,387,219)
Net Assets
Beginning of period	8,906,525,900	10,118,913,119
End of period	$7,260,066,106	$8,906,525,900

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2015 Fund

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.68	$13.33	$12.82	$12.03	$12.92
Income from Investment Operations
Net investment income (loss)A	.23	.23	.19	.21	.23
Net realized and unrealized gain (loss)	(.52)	.08	.97	1.04	(.46)
Total from investment operations	(.29)	.31	1.16	1.25	(.23)
Distributions from net investment income	(.24)	(.24)	(.19)	(.21)	(.23)
Distributions from net realized gain	(.62)	(.73)	(.46)	(.24)	(.43)
Total distributions	(.86)	(.96)B	(.65)	(.46)C	(.66)
Net asset value, end of period	$11.53	$12.68	$13.33	$12.82	$12.03
Total ReturnD	(2.80)%	2.74%	9.15%	10.63%	(1.83)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.56%	.57%	.48%	- %G	- %G
Expenses net of fee waivers, if any	.56%	.57%	.48%	-%	-%
Expenses net of all reductions	.56%	.57%	.48%	-%	-%
Net investment income (loss)	1.80%	1.82%	1.40%	1.69%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$4,174,065	$4,946,449	$5,380,580	$5,327,313	$5,354,142
Portfolio turnover rateF	21%	19%	23%H	21%	17%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.96 per share is comprised of distributions from net investment income of $.239 and distributions from net realized gain of $.725 per share.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.243 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Amount represents less than .005%.

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2015 Fund Class K

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.66	$13.31	$13.21
Income from Investment Operations
Net investment income (loss)B	.24	.24	.22
Net realized and unrealized gain (loss)	(.51)	.08	.34
Total from investment operations	(.27)	.32	.56
Distributions from net investment income	(.25)	(.25)	(.18)
Distributions from net realized gain	(.62)	(.73)	(.29)
Total distributions	(.87)	(.97)C	(.46)D
Net asset value, end of period	$11.52	$12.66	$13.31
Total ReturnE,F	(2.67)%	2.80%	4.25%
Ratios to Average Net AssetsG,H
Expenses before reductions	.49%	.50%	.51%I,J
Expenses net of fee waivers, if any	.49%	.50%	.51%I,J
Expenses net of all reductions	.49%	.50%	.51%I,J
Net investment income (loss)	1.87%	1.89%	2.39%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,524,326	$3,471,921	$4,624,065
Portfolio turnover rateH	21%	19%	23%K

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.97 per share is comprised of distributions from net investment income of $.246 and distributions from net realized gain of $.725 per share.

 D Total distributions of $.46 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.288 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2015 Fund Class K6

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.64	$13.32	$13.03
Income from Investment Operations
Net investment income (loss)B	.25	.25	.21
Net realized and unrealized gain (loss)	(.51)	.08	.55
Total from investment operations	(.26)	.33	.76
Distributions from net investment income	(.27)	(.28)	(.18)
Distributions from net realized gain	(.62)	(.73)	(.29)
Total distributions	(.89)	(1.01)	(.47)
Net asset value, end of period	$11.49	$12.64	$13.32
Total ReturnC,D	(2.61)%	2.87%	5.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.41%	.41%	.42%G
Expenses net of fee waivers, if any	.41%	.41%	.42%G
Expenses net of all reductions	.41%	.41%	.42%G
Net investment income (loss)	1.95%	1.97%	1.88%G
Supplemental Data
Net assets, end of period (000 omitted)	$561,675	$488,156	$114,268
Portfolio turnover rateF	21%	19%	23%H

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	26.3
Fidelity Series Government Money Market Fund 0.4%	9.3
Fidelity Series Inflation-Protected Bond Index Fund	7.2
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series International Growth Fund	5.0
Fidelity Series International Value Fund	4.3
Fidelity Series Intrinsic Opportunities Fund	4.2
Fidelity Series Overseas Fund	4.2
Fidelity Series Growth Company Fund	3.7
Fidelity Series Large Cap Stock Fund	3.5
74.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	26.8%
International Equity Funds	23.6%
Bond Funds	38.0%
Short-Term Funds	11.3%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)	0.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2020 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.36% to 1.55% 4/23/20 to 6/4/20 (a)
(Cost $11,984,530)	12,000,000	11,998,192
	Shares	Value

Domestic Equity Funds - 26.8%
Fidelity Series All-Sector Equity Fund (b)	28,336,439	$222,157,681
Fidelity Series Blue Chip Growth Fund (b)	31,106,595	401,275,081
Fidelity Series Commodity Strategy Fund (b)	205,610,087	750,476,816
Fidelity Series Growth Company Fund (b)	53,037,401	832,687,196
Fidelity Series Intrinsic Opportunities Fund (b)	74,404,672	946,427,431
Fidelity Series Large Cap Stock Fund (b)	66,696,730	799,693,788
Fidelity Series Large Cap Value Index Fund (b)	22,848,269	219,571,867
Fidelity Series Opportunistic Insights Fund (b)	29,444,510	451,089,896
Fidelity Series Small Cap Discovery Fund (b)	11,885,180	89,019,997
Fidelity Series Small Cap Opportunities Fund (b)	30,669,481	311,295,228
Fidelity Series Stock Selector Large Cap Value Fund (b)	65,211,227	585,596,818
Fidelity Series Value Discovery Fund (b)	43,991,510	436,835,697
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,763,792,037)		6,046,127,496

International Equity Funds - 23.6%
Fidelity Series Canada Fund (b)	29,982,823	248,557,602
Fidelity Series Emerging Markets Fund (b)	23,658,473	167,501,987
Fidelity Series Emerging Markets Opportunities Fund (b)	103,519,446	1,611,797,769
Fidelity Series International Growth Fund (b)	78,303,759	1,133,838,427
Fidelity Series International Small Cap Fund (b)	19,701,224	263,405,367
Fidelity Series International Value Fund (b)	135,638,626	968,459,791
Fidelity Series Overseas Fund (b)	108,481,867	938,368,150
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,455,117,937)		5,331,929,093

Bond Funds - 38.0%
Fidelity Series Emerging Markets Debt Fund (b)	17,532,387	141,311,043
Fidelity Series Floating Rate High Income Fund (b)	3,478,323	27,965,717
Fidelity Series High Income Fund (b)	19,389,690	159,771,045
Fidelity Series Inflation-Protected Bond Index Fund (b)	160,860,917	1,621,478,041
Fidelity Series International Credit Fund (b)	1,978,505	18,914,504
Fidelity Series Investment Grade Bond Fund (b)	514,596,524	5,933,297,925
Fidelity Series Long-Term Treasury Bond Index Fund (b)	54,703,245	584,777,693
Fidelity Series Real Estate Income Fund (b)	10,942,352	92,134,606
TOTAL BOND FUNDS
(Cost $8,363,891,327)		8,579,650,574

Short-Term Funds - 11.3%
Fidelity Cash Central Fund 0.29% (c)	30,001,402	30,010,402
Fidelity Series Government Money Market Fund 0.4% (b)(d)	2,093,461,675	2,093,461,675
Fidelity Series Short-Term Credit Fund (b)	42,470,130	419,604,884
TOTAL SHORT-TERM FUNDS
(Cost $2,547,473,070)		2,543,076,961
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $22,142,258,901)		22,512,782,316
NET OTHER ASSETS (LIABILITIES) - 0.2%		36,055,711
NET ASSETS - 100%		$22,548,838,027

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,998,192.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$740,625
Total	$740,625

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$348,985,894	$42,359,875	$123,903,695	$37,372,530	$(4,483,152)	$(40,801,241)	$222,157,681
Fidelity Series Blue Chip Growth Fund	678,440,644	66,384,001	291,587,954	62,911,979	63,387,733	(115,349,343)	401,275,081
Fidelity Series Canada Fund	162,535,812	177,668,046	26,970,504	4,124,449	553,367	(65,229,119)	248,557,602
Fidelity Series Commodity Strategy Fund	648,066,793	496,129,721	164,777,685	14,521,108	(32,762,501)	(196,179,512)	750,476,816
Fidelity Series Emerging Markets Debt Fund	191,013,165	15,331,935	38,543,954	10,317,670	(2,512,782)	(23,977,321)	141,311,043
Fidelity Series Emerging Markets Fund	190,493,230	73,468,713	33,119,783	5,180,994	(1,531,136)	(61,809,037)	167,501,987
Fidelity Series Emerging Markets Opportunities Fund	1,780,054,457	449,093,325	305,819,824	51,420,775	(1,804,079)	(309,726,110)	1,611,797,769
Fidelity Series Floating Rate High Income Fund	37,128,969	2,164,949	6,913,331	2,017,794	(578,719)	(3,836,151)	27,965,717
Fidelity Series Government Money Market Fund 0.4%	1,841,889,984	957,396,750	705,825,059	36,717,067	--	--	2,093,461,675
Fidelity Series Growth Company Fund	1,319,414,474	114,160,508	559,033,528	109,817,440	165,147,043	(207,001,301)	832,687,196
Fidelity Series High Income Fund	251,669,491	13,198,677	82,272,696	12,632,948	(1,052,317)	(21,772,110)	159,771,045
Fidelity Series Inflation-Protected Bond Index Fund	1,462,674,190	532,501,703	421,001,100	25,697,574	1,598,329	45,704,919	1,621,478,041
Fidelity Series International Credit Fund	18,420,811	1,172,877	--	1,172,877	--	(679,184)	18,914,504
Fidelity Series International Growth Fund	1,574,757,886	65,046,742	486,473,380	59,622,386	121,053,775	(140,546,596)	1,133,838,427
Fidelity Series International Small Cap Fund	371,427,916	33,633,494	102,297,146	14,818,902	12,347,686	(51,706,583)	263,405,367
Fidelity Series International Value Fund	1,499,633,233	211,244,539	450,002,629	62,550,215	(20,910,764)	(271,504,588)	968,459,791
Fidelity Series Intrinsic Opportunities Fund	1,617,546,617	159,943,781	550,653,717	70,910,860	(19,613,320)	(260,795,930)	946,427,431
Fidelity Series Investment Grade Bond Fund	6,517,070,943	976,675,100	1,774,223,062	202,574,493	9,848,564	203,926,380	5,933,297,925
Fidelity Series Large Cap Stock Fund	1,398,688,050	98,287,635	527,359,921	85,743,451	52,351,894	(222,273,870)	799,693,788
Fidelity Series Large Cap Value Index Fund	403,711,107	24,242,193	146,895,098	21,222,051	13,905,654	(75,391,989)	219,571,867
Fidelity Series Long-Term Treasury Bond Index Fund	1,420,887,415	152,572,428	1,177,037,809	73,635,835	109,571,645	78,784,014	584,777,693
Fidelity Series Opportunistic Insights Fund	713,668,349	62,484,351	270,712,279	60,128,293	80,104,728	(134,455,253)	451,089,896
Fidelity Series Overseas Fund	--	1,087,529,996	--	2,485,541	--	(149,161,846)	938,368,150
Fidelity Series Real Estate Income Fund	132,913,632	8,585,557	21,743,190	8,123,162	12,007	(27,633,400)	92,134,606
Fidelity Series Short-Term Credit Fund	464,921,807	88,723,161	130,468,582	12,328,248	123,843	(3,695,345)	419,604,884
Fidelity Series Small Cap Discovery Fund	190,664,833	11,079,473	69,015,793	10,461,377	5,321,801	(49,030,317)	89,019,997
Fidelity Series Small Cap Opportunities Fund	565,288,705	35,557,679	186,638,508	33,656,050	6,999,908	(109,912,556)	311,295,228
Fidelity Series Stock Selector Large Cap Value Fund	1,073,557,659	63,912,707	377,909,562	56,842,913	44,126,306	(218,090,292)	585,596,818
Fidelity Series Value Discovery Fund	764,752,346	49,356,286	270,008,563	30,000,646	44,311,723	(151,576,095)	436,835,697
	$27,640,278,412	$6,069,906,202	$9,301,208,352	$1,179,009,628	$645,517,236	$(2,583,719,776)	$22,470,773,722

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$11,998,192	$--	$11,998,192	$--
Domestic Equity Funds	6,046,127,496	6,046,127,496	--	--
International Equity Funds	5,331,929,093	5,331,929,093	--	--
Bond Funds	8,579,650,574	8,579,650,574	--	--
Short-Term Funds	2,543,076,961	2,543,076,961	--	--
Total Investments in Securities:	$22,512,782,316	$22,500,784,124	$11,998,192	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $11,984,530)	$11,998,192
Fidelity Central Funds (cost $30,008,321)	30,010,402
Other affiliated issuers (cost $22,100,266,050)	22,470,773,722
Total Investment in Securities (cost $22,142,258,901)		$22,512,782,316
Segregated cash with brokers for derivative instruments		32,329,008
Receivable for investments sold		40,811,334
Receivable for fund shares sold		18,168,211
Distributions receivable from Fidelity Central Funds		28,153
Receivable for daily variation margin on futures contracts		4,216,028
Other receivables		226,065
Total assets		22,608,561,115
Liabilities
Payable for investments purchased	$3,118
Payable for fund shares redeemed	48,751,155
Accrued management fee	10,742,759
Other payables and accrued expenses	226,056
Total liabilities		59,723,088
Net Assets		$22,548,838,027
Net Assets consist of:
Paid in capital		$21,521,995,401
Total accumulated earnings (loss)		1,026,842,626
Net Assets		$22,548,838,027
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2020 Fund:
Net Asset Value, offering price and redemption price per share ($10,620,621,273 ÷ 747,336,589 shares)		$14.21
Class K:
Net Asset Value, offering price and redemption price per share ($9,840,292,966 ÷ 693,057,239 shares)		$14.20
Class K6:
Net Asset Value, offering price and redemption price per share ($2,087,923,788 ÷ 147,400,279 shares)		$14.16

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$632,230,352
Interest		210,105
Income from Fidelity Central Funds		740,625
Total income		633,181,082
Expenses
Management fee	$147,972,377
Independent trustees' fees and expenses	104,432
Total expenses before reductions	148,076,809
Expense reductions	(2)
Total expenses after reductions		148,076,807
Net investment income (loss)		485,104,275
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	35,294
Fidelity Central Funds	837
Other affiliated issuers	645,517,236
Futures contracts	66,853,744
Capital gain distributions from underlying funds:
Affiliated issuers	546,779,276
Total net realized gain (loss)		1,259,186,387
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	13,293
Fidelity Central Funds	441
Other affiliated issuers	(2,583,719,776)
Futures contracts	2,712,143
Total change in net unrealized appreciation (depreciation)		(2,580,993,899)
Net gain (loss)		(1,321,807,512)
Net increase (decrease) in net assets resulting from operations		$(836,703,237)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$485,104,275	$515,832,189
Net realized gain (loss)	1,259,186,387	1,353,901,114
Change in net unrealized appreciation (depreciation)	(2,580,993,899)	(1,142,451,116)
Net increase (decrease) in net assets resulting from operations	(836,703,237)	727,282,187
Distributions to shareholders	(1,779,102,780)	(1,867,405,063)
Share transactions - net increase (decrease)	(2,571,249,276)	(1,126,115,350)
Total increase (decrease) in net assets	(5,187,055,293)	(2,266,238,226)
Net Assets
Beginning of period	27,735,893,320	30,002,131,546
End of period	$22,548,838,027	$27,735,893,320

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2020 Fund

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$15.83	$16.51	$15.70	$14.63	$15.76
Income from Investment Operations
Net investment income (loss)A	.28	.28	.22	.25	.28
Net realized and unrealized gain (loss)	(.84)	.10	1.34	1.40	(.60)
Total from investment operations	(.56)	.38	1.56	1.65	(.32)
Distributions from net investment income	(.30)	(.28)	(.22)	(.26)	(.28)
Distributions from net realized gain	(.76)	(.78)	(.52)	(.32)	(.53)
Total distributions	(1.06)	(1.06)	(.75)B	(.58)	(.81)
Net asset value, end of period	$14.21	$15.83	$16.51	$15.70	$14.63
Total ReturnC	(4.15)%	2.66%	10.01%	11.57%	(2.10)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.60%	.61%	.52%	- %F	- %F
Expenses net of fee waivers, if any	.60%	.61%	.52%	-%	-%
Expenses net of all reductions	.60%	.61%	.52%	-%	-%
Net investment income (loss)	1.76%	1.76%	1.34%	1.69%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$10,620,621	$12,395,049	$12,916,078	$12,279,240	$11,732,980
Portfolio turnover rateE	23%	19%	21%G	19%	17%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.75 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.524 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Amount represents less than .005%.

 G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2020 Fund Class K

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.81	$16.49	$16.24
Income from Investment Operations
Net investment income (loss)B	.29	.29	.27
Net realized and unrealized gain (loss)	(.83)	.10	.50
Total from investment operations	(.54)	.39	.77
Distributions from net investment income	(.31)	(.29)	(.21)
Distributions from net realized gain	(.76)	(.78)	(.31)
Total distributions	(1.07)	(1.07)	(.52)
Net asset value, end of period	$14.20	$15.81	$16.49
Total ReturnC,D	(4.04)%	2.73%	4.73%
Ratios to Average Net AssetsE,F
Expenses before reductions	.52%	.53%	.54%G
Expenses net of fee waivers, if any	.52%	.53%	.54%G
Expenses net of all reductions	.52%	.53%	.54%G
Net investment income (loss)	1.84%	1.84%	2.34%G
Supplemental Data
Net assets, end of period (000 omitted)	$9,840,293	$13,509,101	$16,611,072
Portfolio turnover rateF	23%	19%	21%H

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2020 Fund Class K6

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.78	$16.50	$16.00
Income from Investment Operations
Net investment income (loss)B	.31	.30	.24
Net realized and unrealized gain (loss)	(.83)	.10	.79
Total from investment operations	(.52)	.40	1.03
Distributions from net investment income	(.34)	(.34)	(.22)
Distributions from net realized gain	(.76)	(.78)	(.31)
Total distributions	(1.10)	(1.12)	(.53)
Net asset value, end of period	$14.16	$15.78	$16.50
Total ReturnC,D	(3.96)%	2.80%	6.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	.43%	.43%	.44%G
Expenses net of fee waivers, if any	.43%	.43%	.44%G
Expenses net of all reductions	.43%	.43%	.44%G
Net investment income (loss)	1.93%	1.94%	1.79%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,087,924	$1,831,743	$474,981
Portfolio turnover rateF	23%	19%	21%H

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	23.7
Fidelity Series Emerging Markets Opportunities Fund	7.9
Fidelity Series Government Money Market Fund 0.4%	6.6
Fidelity Series Inflation-Protected Bond Index Fund	6.5
Fidelity Series International Growth Fund	5.6
Fidelity Series Intrinsic Opportunities Fund	4.9
Fidelity Series International Value Fund	4.8
Fidelity Series Overseas Fund	4.7
Fidelity Series Growth Company Fund	4.3
Fidelity Series Large Cap Stock Fund	4.1
73.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	30.8%
International Equity Funds	26.4%
Bond Funds	34.7%
Short-Term Funds	7.9%
Net Other Assets (Liabilities)	0.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2025 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.36% to 1.55% 4/23/20 to 6/4/20 (a)
(Cost $13,520,557)	13,540,000	13,537,789
	Shares	Value

Domestic Equity Funds - 30.8%
Fidelity Series All-Sector Equity Fund (b)	35,522,692	$278,497,907
Fidelity Series Blue Chip Growth Fund (b)	39,005,161	503,166,574
Fidelity Series Commodity Strategy Fund (b)	222,845,966	813,387,775
Fidelity Series Growth Company Fund (b)	66,598,852	1,045,601,982
Fidelity Series Intrinsic Opportunities Fund (b)	93,274,143	1,186,447,102
Fidelity Series Large Cap Stock Fund (b)	83,937,899	1,006,415,403
Fidelity Series Large Cap Value Index Fund (b)	28,742,288	276,213,383
Fidelity Series Opportunistic Insights Fund (b)	36,995,813	566,775,854
Fidelity Series Small Cap Discovery Fund (b)	14,976,887	112,176,883
Fidelity Series Small Cap Opportunities Fund (b)	38,620,603	391,999,124
Fidelity Series Stock Selector Large Cap Value Fund (b)	82,102,239	737,278,105
Fidelity Series Value Discovery Fund (b)	55,332,602	549,452,739
TOTAL DOMESTIC EQUITY FUNDS
(Cost $7,381,082,416)		7,467,412,831

International Equity Funds - 26.4%
Fidelity Series Canada Fund (b)	36,856,021	305,536,416
Fidelity Series Emerging Markets Fund (b)	27,947,612	197,869,090
Fidelity Series Emerging Markets Opportunities Fund (b)	122,502,789	1,907,368,420
Fidelity Series International Growth Fund (b)	94,355,470	1,366,267,212
Fidelity Series International Small Cap Fund (b)	23,736,185	317,352,794
Fidelity Series International Value Fund (b)	164,187,388	1,172,297,947
Fidelity Series Overseas Fund (b)	131,682,866	1,139,056,795
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,755,799,080)		6,405,748,674

Bond Funds - 34.7%
Fidelity Series Emerging Markets Debt Fund (b)	18,877,112	152,149,526
Fidelity Series Floating Rate High Income Fund (b)	3,637,994	29,249,471
Fidelity Series High Income Fund (b)	21,212,830	174,793,716
Fidelity Series Inflation-Protected Bond Index Fund (b)	155,256,304	1,564,983,539
Fidelity Series International Credit Fund (b)	1,700,498	16,256,765
Fidelity Series Investment Grade Bond Fund (b)	499,888,339	5,763,712,548
Fidelity Series Long-Term Treasury Bond Index Fund (b)	58,456,292	624,897,761
Fidelity Series Real Estate Income Fund (b)	11,747,845	98,916,856
TOTAL BOND FUNDS
(Cost $8,241,143,398)		8,424,960,182

Short-Term Funds - 7.9%
Fidelity Cash Central Fund 0.29% (c)	34,340,984	34,351,286
Fidelity Series Government Money Market Fund 0.4% (b)(d)	1,608,157,933	1,608,157,933
Fidelity Series Short-Term Credit Fund (b)	28,546,431	282,038,735
TOTAL SHORT-TERM FUNDS
(Cost $1,927,617,844)		1,924,547,954
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $24,319,163,295)		24,236,207,430
NET OTHER ASSETS (LIABILITIES) - 0.2%		37,096,482
NET ASSETS - 100%		$24,273,303,912

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $13,537,789.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$704,341
Total	$704,341

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$391,721,273	$60,923,626	$115,410,665	$45,543,700	$(10,226,284)	$(48,510,043)	$278,497,907
Fidelity Series Blue Chip Growth Fund	762,997,010	96,638,595	290,672,713	74,122,628	42,892,229	(108,688,547)	503,166,574
Fidelity Series Canada Fund	178,381,825	224,811,299	18,053,559	4,765,631	425,113	(80,028,262)	305,536,416
Fidelity Series Commodity Strategy Fund	632,744,139	528,904,666	103,255,914	14,947,097	(17,392,668)	(227,612,448)	813,387,775
Fidelity Series Emerging Markets Debt Fund	180,112,714	18,946,218	18,201,173	10,274,491	(835,012)	(27,873,221)	152,149,526
Fidelity Series Emerging Markets Fund	200,574,206	92,045,792	20,778,024	5,928,544	(1,297,659)	(72,675,225)	197,869,090
Fidelity Series Emerging Markets Opportunities Fund	1,873,296,174	587,937,195	179,587,553	58,507,954	(8,158,546)	(366,118,850)	1,907,368,420
Fidelity Series Floating Rate High Income Fund	34,457,552	3,358,965	3,995,554	1,968,138	(164,125)	(4,407,367)	29,249,471
Fidelity Series Government Money Market Fund 0.4%	1,250,842,921	1,042,170,622	684,855,610	24,699,549	--	--	1,608,157,933
Fidelity Series Growth Company Fund	1,486,349,840	174,858,130	556,224,521	131,914,978	123,248,688	(182,630,155)	1,045,601,982
Fidelity Series High Income Fund	245,154,766	19,544,296	64,995,565	12,970,355	(2,174,380)	(22,735,401)	174,793,716
Fidelity Series Inflation-Protected Bond Index Fund	1,133,196,586	688,394,041	294,288,163	23,920,788	2,772,606	34,908,469	1,564,983,539
Fidelity Series International Credit Fund	15,832,442	1,008,073	--	1,008,072	--	(583,750)	16,256,765
Fidelity Series International Growth Fund	1,714,984,815	124,855,104	433,257,714	69,401,990	58,225,993	(98,540,986)	1,366,267,212
Fidelity Series International Small Cap Fund	403,488,467	44,089,836	79,937,315	17,433,427	1,500,781	(51,788,975)	317,352,794
Fidelity Series International Value Fund	1,632,751,682	281,558,886	383,951,600	73,179,162	(27,059,033)	(331,001,988)	1,172,297,947
Fidelity Series Intrinsic Opportunities Fund	1,784,050,814	232,330,568	481,697,523	83,702,188	(23,445,142)	(324,791,615)	1,186,447,102
Fidelity Series Investment Grade Bond Fund	5,407,899,151	1,447,351,059	1,266,817,875	182,851,760	9,504,122	165,776,091	5,763,712,548
Fidelity Series Large Cap Stock Fund	1,574,414,204	156,537,592	508,785,316	100,200,379	4,313,938	(220,065,015)	1,006,415,403
Fidelity Series Large Cap Value Index Fund	456,005,541	40,956,240	142,428,780	25,593,054	8,883,393	(87,203,011)	276,213,383
Fidelity Series Long-Term Treasury Bond Index Fund	1,528,090,035	215,662,439	1,333,392,919	78,233,034	134,265,119	80,273,087	624,897,761
Fidelity Series Opportunistic Insights Fund	803,162,629	96,395,670	261,039,557	72,669,465	50,333,916	(122,076,804)	566,775,854
Fidelity Series Overseas Fund	--	1,319,901,587	--	2,983,780	--	(180,844,792)	1,139,056,795
Fidelity Series Real Estate Income Fund	128,653,194	12,560,516	12,543,906	8,202,389	(494,861)	(29,258,087)	98,916,856
Fidelity Series Short-Term Credit Fund	314,070,382	86,893,141	116,672,655	8,208,146	319,846	(2,571,979)	282,038,735
Fidelity Series Small Cap Discovery Fund	214,273,735	18,728,672	65,899,560	12,495,979	3,252,772	(58,178,736)	112,176,883
Fidelity Series Small Cap Opportunities Fund	636,751,550	58,628,334	174,354,566	39,649,945	(2,582,335)	(126,443,859)	391,999,124
Fidelity Series Stock Selector Large Cap Value Fund	1,210,086,884	109,174,258	359,544,150	68,763,029	(559,586)	(221,879,301)	737,278,105
Fidelity Series Value Discovery Fund	859,540,695	80,805,319	253,592,444	36,236,703	24,011,978	(161,312,809)	549,452,739
	$27,053,885,226	$7,865,970,739	$8,224,234,894	$1,290,376,355	$369,560,863	$(2,876,863,579)	$24,188,318,355

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$13,537,789	$--	$13,537,789	$--
Domestic Equity Funds	7,467,412,831	7,467,412,831	--	--
International Equity Funds	6,405,748,674	6,405,748,674	--	--
Bond Funds	8,424,960,182	8,424,960,182	--	--
Short-Term Funds	1,924,547,954	1,924,547,954	--	--
Total Investments in Securities:	$24,236,207,430	$24,222,669,641	$13,537,789	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $13,520,557)	$13,537,789
Fidelity Central Funds (cost $34,348,689)	34,351,286
Other affiliated issuers (cost $24,271,294,049)	24,188,318,355
Total Investment in Securities (cost $24,319,163,295)		$24,236,207,430
Segregated cash with brokers for derivative instruments		33,180,706
Receivable for investments sold		39,087,000
Receivable for fund shares sold		30,548,747
Distributions receivable from Fidelity Central Funds		31,218
Receivable for daily variation margin on futures contracts		4,442,254
Total assets		24,343,497,355
Liabilities
Payable for investments purchased	$4,454
Payable for fund shares redeemed	58,076,483
Accrued management fee	12,112,506
Total liabilities		70,193,443
Net Assets		$24,273,303,912
Net Assets consist of:
Paid in capital		$23,790,910,309
Total accumulated earnings (loss)		482,393,603
Net Assets		$24,273,303,912
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2025 Fund:
Net Asset Value, offering price and redemption price per share ($9,905,174,562 ÷ 802,661,846 shares)		$12.34
Class K:
Net Asset Value, offering price and redemption price per share ($11,470,983,586 ÷ 930,923,585 shares)		$12.32
Class K6:
Net Asset Value, offering price and redemption price per share ($2,897,145,764 ÷ 235,455,076 shares)		$12.30

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$650,165,327
Interest		216,527
Income from Fidelity Central Funds		704,341
Total income		651,086,195
Expenses
Management fee	$160,249,259
Independent trustees' fees and expenses	106,007
Total expenses before reductions	160,355,266
Expense reductions	(2)
Total expenses after reductions		160,355,264
Net investment income (loss)		490,730,931
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	36,261
Fidelity Central Funds	312
Other affiliated issuers	369,560,863
Futures contracts	69,189,697
Capital gain distributions from underlying funds:
Affiliated issuers	640,211,028
Total net realized gain (loss)		1,078,998,161
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	16,874
Fidelity Central Funds	1,267
Other affiliated issuers	(2,876,863,579)
Futures contracts	2,672,971
Total change in net unrealized appreciation (depreciation)		(2,874,172,467)
Net gain (loss)		(1,795,174,306)
Net increase (decrease) in net assets resulting from operations		$(1,304,443,375)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$490,730,931	$472,781,005
Net realized gain (loss)	1,078,998,161	1,239,430,815
Change in net unrealized appreciation (depreciation)	(2,874,172,467)	(1,032,742,303)
Net increase (decrease) in net assets resulting from operations	(1,304,443,375)	679,469,517
Distributions to shareholders	(1,719,438,532)	(1,583,201,037)
Share transactions - net increase (decrease)	156,027,250	752,961,440
Total increase (decrease) in net assets	(2,867,854,657)	(150,770,080)
Net Assets
Beginning of period	27,141,158,569	27,291,928,649
End of period	$24,273,303,912	$27,141,158,569

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2025 Fund

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.84	$14.35	$13.50	$12.49	$13.51
Income from Investment Operations
Net investment income (loss)A	.24	.24	.18	.21	.22
Net realized and unrealized gain (loss)	(.87)	.08	1.26	1.30	(.54)
Total from investment operations	(.63)	.32	1.44	1.51	(.32)
Distributions from net investment income	(.25)	(.23)	(.18)	(.21)	(.23)
Distributions from net realized gain	(.63)	(.59)	(.41)	(.29)	(.47)
Total distributions	(.87)B	(.83)C	(.59)	(.50)	(.70)
Net asset value, end of period	$12.34	$13.84	$14.35	$13.50	$12.49
Total ReturnD	(5.17)%	2.53%	10.81%	12.46%	(2.50)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.64%	.65%	.56%G	- %H	- %H
Expenses net of fee waivers, if any	.64%	.65%	.56%G	-%	-%
Expenses net of all reductions	.64%	.65%	.56%G	-%	-%
Net investment income (loss)	1.72%	1.70%	1.28%	1.66%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$9,905,175	$10,953,002	$10,923,217	$9,764,547	$8,717,568
Portfolio turnover rateF	29%	19%	18%I	19%	17%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.87 per share is comprised of distributions from net investment income of $.246 and distributions from net realized gain of $.626 per share.

 C Total distributions of $.83 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.591 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount represents less than .005%.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2025 Fund Class K

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.82	$14.33	$14.02
Income from Investment Operations
Net investment income (loss)B	.25	.25	.23
Net realized and unrealized gain (loss)	(.87)	.08	.50
Total from investment operations	(.62)	.33	.73
Distributions from net investment income	(.26)	(.24)	(.18)
Distributions from net realized gain	(.63)	(.59)	(.24)
Total distributions	(.88)C	(.84)D	(.42)
Net asset value, end of period	$12.32	$13.82	$14.33
Total ReturnE,F	(5.11)%	2.61%	5.18%
Ratios to Average Net AssetsG,H
Expenses before reductions	.56%	.57%	.58%I,J
Expenses net of fee waivers, if any	.56%	.57%	.58%I,J
Expenses net of all reductions	.56%	.57%	.58%I,J
Net investment income (loss)	1.81%	1.79%	2.28%I
Supplemental Data
Net assets, end of period (000 omitted)	$11,470,984	$13,768,298	$15,743,238
Portfolio turnover rateH	29%	19%	18%K

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.88 per share is comprised of distributions from net investment income of $.256 and distributions from net realized gain of $.626 per share.

 D Total distributions of $.84 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.591 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2025 Fund Class K6

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.81	$14.35	$13.80
Income from Investment Operations
Net investment income (loss)B	.27	.26	.21
Net realized and unrealized gain (loss)	(.87)	.08	.76
Total from investment operations	(.60)	.34	.97
Distributions from net investment income	(.28)	(.29)	(.19)
Distributions from net realized gain	(.63)	(.59)	(.24)
Total distributions	(.91)	(.88)	(.42)C
Net asset value, end of period	$12.30	$13.81	$14.35
Total ReturnD,E	(5.02)%	2.73%	7.02%
Ratios to Average Net AssetsF,G
Expenses before reductions	.45%	.45%	.46%H,I
Expenses net of fee waivers, if any	.45%	.45%	.46%H,I
Expenses net of all reductions	.45%	.45%	.46%H,I
Net investment income (loss)	1.92%	1.90%	1.78%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,897,146	$2,419,859	$625,475
Portfolio turnover rateG	29%	19%	18%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.42 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.235 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	20.0
Fidelity Series Emerging Markets Opportunities Fund	8.7
Fidelity Series International Growth Fund	6.5
Fidelity Series Intrinsic Opportunities Fund	5.8
Fidelity Series International Value Fund	5.6
Fidelity Series Overseas Fund	5.4
Fidelity Series Inflation-Protected Bond Index Fund	5.3
Fidelity Series Growth Company Fund	5.2
Fidelity Series Large Cap Stock Fund	5.0
Fidelity Series Stock Selector Large Cap Value Fund	3.7
71.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	36.6%
International Equity Funds	30.0%
Bond Funds	29.7%
Short-Term Funds	3.5%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2030 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.36% to 1.55% 5/21/20 to 6/4/20 (a)
(Cost $15,847,473)	15,870,000	15,867,153
	Shares	Value

Domestic Equity Funds - 36.6%
Fidelity Series All-Sector Equity Fund (b)	50,250,994	$393,967,790
Fidelity Series Blue Chip Growth Fund (b)	55,570,163	716,855,106
Fidelity Series Commodity Strategy Fund (b)	265,051,155	967,436,715
Fidelity Series Growth Company Fund (b)	94,811,683	1,488,543,420
Fidelity Series Intrinsic Opportunities Fund (b)	130,832,864	1,664,194,036
Fidelity Series Large Cap Stock Fund (b)	120,095,745	1,439,947,985
Fidelity Series Large Cap Value Index Fund (b)	41,133,607	395,293,959
Fidelity Series Opportunistic Insights Fund (b)	52,888,393	810,250,181
Fidelity Series Small Cap Discovery Fund (b)	21,453,216	160,684,589
Fidelity Series Small Cap Opportunities Fund (b)	55,285,712	561,149,981
Fidelity Series Stock Selector Large Cap Value Fund (b)	117,511,278	1,055,251,278
Fidelity Series Value Discovery Fund (b)	79,165,284	786,111,272
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,291,808,362)		10,439,686,312

International Equity Funds - 30.0%
Fidelity Series Canada Fund (b)	49,578,547	411,006,158
Fidelity Series Emerging Markets Fund (b)	37,021,953	262,115,431
Fidelity Series Emerging Markets Opportunities Fund (b)	159,939,708	2,490,261,251
Fidelity Series International Growth Fund (b)	126,950,269	1,838,239,891
Fidelity Series International Small Cap Fund (b)	31,964,086	427,359,835
Fidelity Series International Value Fund (b)	223,151,348	1,593,300,623
Fidelity Series Overseas Fund (b)	178,146,628	1,540,968,330
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $9,103,285,668)		8,563,251,519

Bond Funds - 29.7%
Fidelity Series Emerging Markets Debt Fund (b)	22,192,017	178,867,660
Fidelity Series Floating Rate High Income Fund (b)	4,284,009	34,443,433
Fidelity Series High Income Fund (b)	25,406,820	209,352,196
Fidelity Series Inflation-Protected Bond Index Fund (b)	148,564,154	1,497,526,674
Fidelity Series International Credit Fund (b)	1,665,006	15,917,457
Fidelity Series Investment Grade Bond Fund (b)	495,443,218	5,712,460,309
Fidelity Series Long-Term Treasury Bond Index Fund (b)	67,134,426	717,667,010
Fidelity Series Real Estate Income Fund (b)	13,721,755	115,537,176
TOTAL BOND FUNDS
(Cost $8,293,324,438)		8,481,771,915

Short-Term Funds - 3.5%
Fidelity Cash Central Fund 0.29% (c)	56,620,398	56,637,384
Fidelity Series Government Money Market Fund 0.4% (b)(d)	880,988,473	880,988,473
Fidelity Series Short-Term Credit Fund (b)	5,392,059	53,273,544
TOTAL SHORT-TERM FUNDS
(Cost $990,862,305)		990,899,401
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $28,695,128,246)		28,491,476,300
NET OTHER ASSETS (LIABILITIES) - 0.1%		42,609,136
NET ASSETS - 100%		$28,534,085,436

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $15,867,153.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,173,358
Total	$1,173,358

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$568,895,313	$83,121,274	$175,490,139	$64,715,905	$(14,263,535)	$(68,295,123)	$393,967,790
Fidelity Series Blue Chip Growth Fund	1,120,692,859	137,909,899	449,125,677	105,852,488	70,804,678	(163,426,653)	716,855,106
Fidelity Series Canada Fund	246,541,489	293,437,182	25,402,178	6,536,302	489,896	(104,060,231)	411,006,158
Fidelity Series Commodity Strategy Fund	739,272,528	643,416,322	122,384,819	17,712,365	(20,373,377)	(272,493,939)	967,436,715
Fidelity Series Emerging Markets Debt Fund	207,468,099	24,191,974	19,574,744	11,857,801	(848,416)	(32,369,253)	178,867,660
Fidelity Series Emerging Markets Fund	269,124,514	115,523,928	25,004,900	7,878,356	(1,002,287)	(96,525,824)	262,115,431
Fidelity Series Emerging Markets Opportunities Fund	2,512,377,212	684,129,537	213,814,057	77,748,755	(5,074,908)	(487,356,533)	2,490,261,251
Fidelity Series Floating Rate High Income Fund	40,096,639	4,051,493	4,376,880	2,294,836	(141,121)	(5,186,698)	34,443,433
Fidelity Series Government Money Market Fund 0.4%	422,775,907	1,173,020,394	714,807,828	7,502,961	--	--	880,988,473
Fidelity Series Growth Company Fund	2,110,792,706	251,568,953	791,303,749	186,457,617	185,931,465	(268,445,955)	1,488,543,420
Fidelity Series High Income Fund	281,389,335	23,839,349	66,291,044	15,396,149	(1,307,811)	(28,277,633)	209,352,196
Fidelity Series Inflation-Protected Bond Index Fund	441,372,517	1,218,448,416	180,407,934	19,895,747	482,968	17,630,707	1,497,526,674
Fidelity Series International Credit Fund	15,501,991	987,032	--	987,032	--	(571,566)	15,917,457
Fidelity Series International Growth Fund	2,336,954,122	173,601,103	618,967,868	94,898,240	92,124,158	(145,471,624)	1,838,239,891
Fidelity Series International Small Cap Fund	547,732,479	44,093,405	94,485,159	23,933,411	557,540	(70,538,430)	427,359,835
Fidelity Series International Value Fund	2,268,195,348	351,208,406	533,958,164	100,617,922	(45,017,597)	(447,127,370)	1,593,300,623
Fidelity Series Intrinsic Opportunities Fund	2,534,376,344	292,165,187	667,578,950	119,564,276	(31,867,052)	(462,901,493)	1,664,194,036
Fidelity Series Investment Grade Bond Fund	4,929,657,050	1,842,677,130	1,221,143,761	175,921,888	11,293,857	149,976,033	5,712,460,309
Fidelity Series Large Cap Stock Fund	2,247,464,693	218,140,716	718,791,128	143,007,607	7,013,880	(313,880,176)	1,439,947,985
Fidelity Series Large Cap Value Index Fund	636,942,117	56,943,247	187,681,855	36,387,578	16,198,392	(127,107,942)	395,293,959
Fidelity Series Long-Term Treasury Bond Index Fund	1,846,175,629	257,134,958	1,646,601,153	93,465,252	170,713,355	90,244,221	717,667,010
Fidelity Series Opportunistic Insights Fund	1,141,745,148	138,507,369	367,968,043	103,237,008	73,556,567	(175,590,860)	810,250,181
Fidelity Series Overseas Fund	--	1,786,481,808	--	4,346,054	--	(245,513,478)	1,540,968,330
Fidelity Series Real Estate Income Fund	148,832,289	15,013,480	13,764,806	9,509,131	(376,666)	(34,167,121)	115,537,176
Fidelity Series Short-Term Credit Fund	105,745,071	45,044,673	97,747,958	2,272,594	716,066	(484,308)	53,273,544
Fidelity Series Small Cap Discovery Fund	308,039,361	27,065,316	96,703,703	17,858,606	5,809,037	(83,525,422)	160,684,589
Fidelity Series Small Cap Opportunities Fund	939,358,907	84,671,969	279,172,161	56,591,039	(3,191,641)	(180,517,093)	561,149,981
Fidelity Series Stock Selector Large Cap Value Fund	1,715,319,843	150,866,326	495,407,110	97,538,055	(38,584)	(315,489,197)	1,055,251,278
Fidelity Series Value Discovery Fund	1,218,720,153	111,897,090	349,150,340	51,374,593	34,883,893	(230,239,524)	786,111,272
	$31,901,559,663	$10,249,157,936	$10,177,106,108	$1,655,359,568	$547,072,757	$(4,101,712,485)	$28,418,971,763

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$15,867,153	$--	$15,867,153	$--
Domestic Equity Funds	10,439,686,312	10,439,686,312	--	--
International Equity Funds	8,563,251,519	8,563,251,519	--	--
Bond Funds	8,481,771,915	8,481,771,915	--	--
Short-Term Funds	990,899,401	990,899,401	--	--
Total Investments in Securities:	$28,491,476,300	$28,475,609,147	$15,867,153	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $15,847,473)	$15,867,153
Fidelity Central Funds (cost $56,634,092)	56,637,384
Other affiliated issuers (cost $28,622,646,681)	28,418,971,763
Total Investment in Securities (cost $28,695,128,246)		$28,491,476,300
Segregated cash with brokers for derivative instruments		38,122,272
Receivable for investments sold		37,438,838
Receivable for fund shares sold		28,199,633
Distributions receivable from Fidelity Central Funds		42,056
Receivable for daily variation margin on futures contracts		5,133,410
Other receivables		206,130
Total assets		28,600,618,639
Liabilities
Payable for investments purchased	$5,179
Payable for fund shares redeemed	51,203,225
Accrued management fee	15,118,665
Other payables and accrued expenses	206,134
Total liabilities		66,533,203
Net Assets		$28,534,085,436
Net Assets consist of:
Paid in capital		$27,936,841,917
Total accumulated earnings (loss)		597,243,519
Net Assets		$28,534,085,436
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2030 Fund:
Net Asset Value, offering price and redemption price per share ($11,724,020,821 ÷ 782,401,984 shares)		$14.98
Class K:
Net Asset Value, offering price and redemption price per share ($13,601,568,095 ÷ 908,606,393 shares)		$14.97
Class K6:
Net Asset Value, offering price and redemption price per share ($3,208,496,520 ÷ 214,700,718 shares)		$14.94

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$770,385,124
Interest		311,910
Income from Fidelity Central Funds		1,173,358
Total income		771,870,392
Expenses
Management fee	$202,203,719
Independent trustees' fees and expenses	125,731
Total expenses		202,329,450
Net investment income (loss)		569,540,942
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	54,734
Fidelity Central Funds	111
Other affiliated issuers	547,072,757
Futures contracts	88,198,279
Capital gain distributions from underlying funds:
Affiliated issuers	884,974,444
Total net realized gain (loss)		1,520,300,325
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	18,566
Fidelity Central Funds	2,187
Other affiliated issuers	(4,101,712,485)
Futures contracts	3,695,307
Total change in net unrealized appreciation (depreciation)		(4,097,996,425)
Net gain (loss)		(2,577,696,100)
Net increase (decrease) in net assets resulting from operations		$(2,008,155,158)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$569,540,942	$528,081,542
Net realized gain (loss)	1,520,300,325	1,730,364,661
Change in net unrealized appreciation (depreciation)	(4,097,996,425)	(1,511,568,639)
Net increase (decrease) in net assets resulting from operations	(2,008,155,158)	746,877,564
Distributions to shareholders	(2,275,634,739)	(2,065,119,501)
Share transactions - net increase (decrease)	747,107,607	1,467,380,800
Total increase (decrease) in net assets	(3,536,682,290)	149,138,863
Net Assets
Beginning of period	32,070,767,726	31,921,628,863
End of period	$28,534,085,436	$32,070,767,726

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2030 Fund

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$17.20	$18.00	$16.72	$15.20	$16.62
Income from Investment Operations
Net investment income (loss)A	.29	.28	.21	.25	.25
Net realized and unrealized gain (loss)	(1.30)	.07	1.90	1.90	(.75)
Total from investment operations	(1.01)	.35	2.11	2.15	(.50)
Distributions from net investment income	(.30)	(.28)	(.22)	(.25)	(.26)
Distributions from net realized gain	(.92)	(.87)	(.61)	(.38)	(.67)
Total distributions	(1.21)B	(1.15)	(.83)	(.63)	(.92)C
Net asset value, end of period	$14.98	$17.20	$18.00	$16.72	$15.20
Total ReturnD	(6.69)%	2.32%	12.78%	14.58%	(3.17)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.69%	.69%G	.59%	- %H	- %H
Expenses net of fee waivers, if any	.69%	.69%G	.59%	-%	-%
Expenses net of all reductions	.69%	.69%G	.59%	-%	-%
Net investment income (loss)	1.68%	1.61%	1.20%	1.57%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$11,724,021	$12,905,055	$12,684,794	$11,305,668	$10,150,137
Portfolio turnover rateF	31%	18%	18%I	17%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.21 per share is comprised of distributions from net investment income of $.295 and distributions from net realized gain of $.916 per share.

 C Total distributions of $.92 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.665 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount represents less than .005%.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2030 Fund Class K

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$17.18	$17.98	$17.47
Income from Investment Operations
Net investment income (loss)B	.30	.30	.28
Net realized and unrealized gain (loss)	(1.29)	.06	.81
Total from investment operations	(.99)	.36	1.09
Distributions from net investment income	(.31)	(.29)	(.24)
Distributions from net realized gain	(.92)	(.87)	(.35)
Total distributions	(1.22)C	(1.16)	(.58)D
Net asset value, end of period	$14.97	$17.18	$17.98
Total ReturnE,F	(6.57)%	2.40%	6.24%
Ratios to Average Net AssetsG,H
Expenses before reductions	.59%	.60%	.62%I,J
Expenses net of fee waivers, if any	.59%	.60%	.62%I,J
Expenses net of all reductions	.59%	.60%	.62%I,J
Net investment income (loss)	1.77%	1.70%	2.23%I
Supplemental Data
Net assets, end of period (000 omitted)	$13,601,568	$16,527,856	$18,414,961
Portfolio turnover rateH	31%	18%	18%K

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.22 per share is comprised of distributions from net investment income of $.308 and distributions from net realized gain of $.916 per share.

 D Total distributions of $.58 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.345 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2030 Fund Class K6

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$17.17	$18.00	$17.15
Income from Investment Operations
Net investment income (loss)B	.33	.31	.26
Net realized and unrealized gain (loss)	(1.30)	.08	1.18
Total from investment operations	(.97)	.39	1.44
Distributions from net investment income	(.34)	(.33)	(.24)
Distributions from net realized gain	(.92)	(.89)	(.35)
Total distributions	(1.26)	(1.22)	(.59)
Net asset value, end of period	$14.94	$17.17	$18.00
Total ReturnC,D	(6.52)%	2.57%	8.35%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%	.47%	.48%G,H
Expenses net of fee waivers, if any	.47%	.47%	.48%G,H
Expenses net of all reductions	.47%	.47%	.48%G,H
Net investment income (loss)	1.90%	1.83%	1.76%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,208,497	$2,637,856	$821,874
Portfolio turnover rateF	31%	18%	18%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Investment Grade Bond Fund	8.2
Fidelity Series International Growth Fund	7.7
Fidelity Series Intrinsic Opportunities Fund	7.4
Fidelity Series International Value Fund	6.8
Fidelity Series Growth Company Fund	6.7
Fidelity Series Large Cap Stock Fund	6.5
Fidelity Series Overseas Fund	6.3
Fidelity Series Stock Selector Large Cap Value Fund	4.8
Fidelity Series Opportunistic Insights Fund	3.7
68.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	45.9%
International Equity Funds	35.7%
Bond Funds	14.7%
Short-Term Funds	3.5%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2035 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.36% to 1.39% 5/28/20 to 6/4/20 (a)
(Cost $21,390,612)	21,420,000	21,416,084
	Shares	Value

Domestic Equity Funds - 45.9%
Fidelity Series All-Sector Equity Fund (b)	44,598,055	$349,648,749
Fidelity Series Blue Chip Growth Fund (b)	49,132,404	633,808,007
Fidelity Series Commodity Strategy Fund (b)	176,657,284	644,799,085
Fidelity Series Growth Company Fund (b)	84,127,708	1,320,805,016
Fidelity Series Intrinsic Opportunities Fund (b)	113,830,464	1,447,923,507
Fidelity Series Large Cap Stock Fund (b)	106,460,991	1,276,467,283
Fidelity Series Large Cap Value Index Fund (b)	36,495,725	350,723,921
Fidelity Series Opportunistic Insights Fund (b)	46,854,899	717,817,047
Fidelity Series Small Cap Discovery Fund (b)	19,039,159	142,603,303
Fidelity Series Small Cap Opportunities Fund (b)	49,071,312	498,073,814
Fidelity Series Stock Selector Large Cap Value Fund (b)	104,294,096	936,560,982
Fidelity Series Value Discovery Fund (b)	70,191,973	697,006,295
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,074,726,179)		9,016,237,009

International Equity Funds - 35.7%
Fidelity Series Canada Fund (b)	41,751,812	346,122,519
Fidelity Series Emerging Markets Fund (b)	30,061,261	212,833,728
Fidelity Series Emerging Markets Opportunities Fund (b)	128,494,793	2,000,663,934
Fidelity Series International Growth Fund (b)	104,857,596	1,518,337,992
Fidelity Series International Small Cap Fund (b)	26,998,743	360,973,191
Fidelity Series International Value Fund (b)	188,270,028	1,344,248,001
Fidelity Series Overseas Fund (b)	142,917,129	1,236,233,166
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $7,603,643,138)		7,019,412,531

Bond Funds - 14.7%
Fidelity Series Emerging Markets Debt Fund (b)	15,290,665	123,242,762
Fidelity Series Floating Rate High Income Fund (b)	3,034,775	24,399,593
Fidelity Series High Income Fund (b)	18,057,429	148,793,218
Fidelity Series Inflation-Protected Bond Index Fund (b)	40,521,691	408,458,648
Fidelity Series International Credit Fund (b)	1,108,800	10,600,125
Fidelity Series Investment Grade Bond Fund (b)	140,070,426	1,615,012,011
Fidelity Series Long-Term Treasury Bond Index Fund (b)	43,768,028	467,880,223
Fidelity Series Real Estate Income Fund (b)	9,552,304	80,430,397
TOTAL BOND FUNDS
(Cost $2,832,655,763)		2,878,816,977

Short-Term Funds - 3.5%
Fidelity Cash Central Fund 0.29% (c)	66,711,220	66,731,234
Fidelity Series Government Money Market Fund 0.4% (b)(d)	578,212,175	578,212,175
Fidelity Series Short-Term Credit Fund (b)	3,916,961	38,699,571
TOTAL SHORT-TERM FUNDS
(Cost $683,683,524)		683,642,980
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $20,216,099,216)		19,619,525,581
NET OTHER ASSETS (LIABILITIES) - 0.1%		15,581,689
NET ASSETS - 100%		$19,635,107,270

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $21,416,084.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$676,810
Total	$676,810

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$485,736,145	$79,546,143	$141,828,779	$56,650,174	$(14,464,078)	$(59,340,682)	$349,648,749
Fidelity Series Blue Chip Growth Fund	922,243,872	127,869,642	336,006,931	89,446,244	37,161,036	(117,459,612)	633,808,007
Fidelity Series Canada Fund	200,641,560	255,250,817	18,778,966	5,353,403	266,247	(91,257,139)	346,122,519
Fidelity Series Commodity Strategy Fund	508,842,899	479,178,691	139,112,116	12,349,045	(40,314,489)	(163,795,900)	644,799,085
Fidelity Series Emerging Markets Debt Fund	140,335,409	22,313,520	15,120,108	8,185,682	(1,655,803)	(22,630,256)	123,242,762
Fidelity Series Emerging Markets Fund	208,782,053	96,954,799	13,955,060	6,359,607	(643,993)	(78,304,071)	212,833,728
Fidelity Series Emerging Markets Opportunities Fund	1,948,882,881	582,755,192	127,900,118	62,758,543	(7,959,185)	(395,114,836)	2,000,663,934
Fidelity Series Floating Rate High Income Fund	27,521,732	3,346,514	2,722,928	1,588,772	(54,972)	(3,690,753)	24,399,593
Fidelity Series Government Money Market Fund 0.4%	291,474,846	751,925,802	465,188,473	5,160,752	--	--	578,212,175
Fidelity Series Growth Company Fund	1,769,244,706	239,912,650	608,741,833	163,080,541	105,302,401	(184,912,908)	1,320,805,016
Fidelity Series High Income Fund	187,845,665	19,216,063	37,322,689	10,732,840	(1,102,668)	(19,843,153)	148,793,218
Fidelity Series Inflation-Protected Bond Index Fund	64,395,273	434,613,310	93,541,283	6,020,818	397,358	2,593,990	408,458,648
Fidelity Series International Credit Fund	10,323,448	657,307	--	657,307	--	(380,630)	10,600,125
Fidelity Series International Growth Fund	1,926,163,794	171,204,689	535,272,573	78,509,177	60,392,364	(104,150,282)	1,518,337,992
Fidelity Series International Small Cap Fund	449,065,197	44,023,678	71,779,055	19,883,906	(4,246,301)	(56,090,328)	360,973,191
Fidelity Series International Value Fund	1,844,057,802	313,416,110	398,768,832	83,692,259	(30,536,936)	(383,920,143)	1,344,248,001
Fidelity Series Intrinsic Opportunities Fund	2,140,495,992	268,402,777	528,100,397	101,899,231	(37,985,021)	(394,889,844)	1,447,923,507
Fidelity Series Investment Grade Bond Fund	595,460,824	1,202,729,038	202,043,571	37,789,961	724,612	18,141,108	1,615,012,011
Fidelity Series Large Cap Stock Fund	1,888,940,826	209,098,126	547,874,394	122,153,616	(3,736,805)	(269,960,470)	1,276,467,283
Fidelity Series Large Cap Value Index Fund	536,295,348	55,542,442	141,876,032	31,632,518	8,777,587	(108,015,424)	350,723,921
Fidelity Series Long-Term Treasury Bond Index Fund	1,272,759,684	209,400,449	1,196,975,321	65,307,686	127,238,111	55,457,300	467,880,223
Fidelity Series Opportunistic Insights Fund	960,212,537	132,224,051	282,201,510	90,019,993	26,458,305	(118,876,336)	717,817,047
Fidelity Series Overseas Fund	--	1,444,762,697	--	3,794,961	--	(208,529,531)	1,236,233,166
Fidelity Series Real Estate Income Fund	100,983,265	11,991,928	8,558,062	6,484,402	(158,326)	(23,828,408)	80,430,397
Fidelity Series Short-Term Credit Fund	72,902,460	35,131,996	69,491,232	1,522,459	525,052	(368,705)	38,699,571
Fidelity Series Small Cap Discovery Fund	250,035,864	26,706,105	64,413,427	15,272,789	(521,381)	(69,203,858)	142,603,303
Fidelity Series Small Cap Opportunities Fund	769,168,220	83,052,796	192,076,884	48,079,887	(5,649,277)	(156,421,041)	498,073,814
Fidelity Series Stock Selector Large Cap Value Fund	1,441,977,127	150,386,597	373,291,864	85,239,047	(7,734,115)	(274,776,763)	936,560,982
Fidelity Series Value Discovery Fund	1,021,224,899	109,693,684	259,033,132	44,881,901	2,802,912	(177,682,068)	697,006,295
	$22,036,014,328	$7,561,307,613	$6,871,975,570	$1,264,507,521	$213,282,635	$(3,407,250,743)	$19,531,378,263

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$21,416,084	$--	$21,416,084	$--
Domestic Equity Funds	9,016,237,009	9,016,237,009	--	--
International Equity Funds	7,019,412,531	7,019,412,531	--	--
Bond Funds	2,878,816,977	2,878,816,977	--	--
Short-Term Funds	683,642,980	683,642,980	--	--
Total Investments in Securities:	$19,619,525,581	$19,598,109,497	$21,416,084	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $21,390,612)	$21,416,084
Fidelity Central Funds (cost $66,728,820)	66,731,234
Other affiliated issuers (cost $20,127,979,784)	19,531,378,263
Total Investment in Securities (cost $20,216,099,216)		$19,619,525,581
Segregated cash with brokers for derivative instruments		12,804,321
Receivable for investments sold		12,452,851
Receivable for fund shares sold		27,541,221
Distributions receivable from Fidelity Central Funds		37,521
Receivable for daily variation margin on futures contracts		3,242,915
Total assets		19,675,604,410
Liabilities
Payable for investments purchased	$5,542
Payable for fund shares redeemed	29,577,775
Accrued management fee	10,913,823
Total liabilities		40,497,140
Net Assets		$19,635,107,270
Net Assets consist of:
Paid in capital		$19,655,215,083
Total accumulated earnings (loss)		(20,107,813)
Net Assets		$19,635,107,270
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2035 Fund:
Net Asset Value, offering price and redemption price per share ($7,408,042,624 ÷ 606,930,766 shares)		$12.21
Class K:
Net Asset Value, offering price and redemption price per share ($9,620,447,566 ÷ 789,326,971 shares)		$12.19
Class K6:
Net Asset Value, offering price and redemption price per share ($2,606,617,080 ÷ 214,139,358 shares)		$12.17

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$521,336,437
Interest		213,310
Income from Fidelity Central Funds		676,810
Total income		522,226,557
Expenses
Management fee	$147,624,336
Independent trustees' fees and expenses	87,348
Total expenses before reductions	147,711,684
Expense reductions	(3)
Total expenses after reductions		147,711,681
Net investment income (loss)		374,514,876
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	103,831
Fidelity Central Funds	619
Other affiliated issuers	213,282,635
Futures contracts	65,891,998
Capital gain distributions from underlying funds:
Affiliated issuers	743,171,084
Total net realized gain (loss)		1,022,450,167
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	25,047
Fidelity Central Funds	1,510
Other affiliated issuers	(3,407,250,743)
Futures contracts	2,613,575
Total change in net unrealized appreciation (depreciation)		(3,404,610,611)
Net gain (loss)		(2,382,160,444)
Net increase (decrease) in net assets resulting from operations		$(2,007,645,568)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$374,514,876	$321,409,355
Net realized gain (loss)	1,022,450,167	1,362,873,563
Change in net unrealized appreciation (depreciation)	(3,404,610,611)	(1,260,260,336)
Net increase (decrease) in net assets resulting from operations	(2,007,645,568)	424,022,582
Distributions to shareholders	(1,589,726,158)	(1,465,758,420)
Share transactions - net increase (decrease)	1,105,568,240	1,425,813,293
Total increase (decrease) in net assets	(2,491,803,486)	384,077,455
Net Assets
Beginning of period	22,126,910,756	21,742,833,301
End of period	$19,635,107,270	$22,126,910,756

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2035 Fund

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.42	$15.20	$13.88	$12.46	$13.67
Income from Investment Operations
Net investment income (loss)A	.23	.21	.16	.19	.19
Net realized and unrealized gain (loss)	(1.42)	.01	1.81	1.75	(.65)
Total from investment operations	(1.19)	.22	1.97	1.94	(.46)
Distributions from net investment income	(.23)	(.22)	(.17)	(.18)	(.20)
Distributions from net realized gain	(.79)	(.78)	(.47)	(.34)	(.55)
Total distributions	(1.02)	(1.00)	(.65)B	(.52)	(.75)
Net asset value, end of period	$12.21	$14.42	$15.20	$13.88	$12.46
Total ReturnC	(9.25)%	1.85%	14.32%	16.09%	(3.59)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.73%	.74%	.63%F	- %G	- %G
Expenses net of fee waivers, if any	.73%	.74%	.63%F	-%	-%
Expenses net of all reductions	.73%	.74%	.63%F	-%	-%
Net investment income (loss)	1.57%	1.41%	1.06%	1.45%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$7,408,043	$8,247,886	$8,050,659	$6,889,828	$5,961,088
Portfolio turnover rateE	31%	18%	17%H	16%	15%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.65 per share is comprised of distributions from net investment income of $.171 and distributions from net realized gain of $.474 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amount represents less than .005%.

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2035 Fund Class K

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.40	$15.18	$14.60
Income from Investment Operations
Net investment income (loss)B	.24	.22	.22
Net realized and unrealized gain (loss)	(1.42)	.01	.82
Total from investment operations	(1.18)	.23	1.04
Distributions from net investment income	(.24)	(.23)	(.19)
Distributions from net realized gain	(.79)	(.78)	(.26)
Total distributions	(1.03)	(1.01)	(.46)C
Net asset value, end of period	$12.19	$14.40	$15.18
Total ReturnD,E	(9.19)%	1.95%	7.09%
Ratios to Average Net AssetsF,G
Expenses before reductions	.63%	.64%	.65%H,I
Expenses net of fee waivers, if any	.63%	.64%	.65%H,I
Expenses net of all reductions	.63%	.64%	.65%H,I
Net investment income (loss)	1.67%	1.51%	2.07%H
Supplemental Data
Net assets, end of period (000 omitted)	$9,620,448	$11,661,819	$12,979,898
Portfolio turnover rateG	31%	18%	17%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.264 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2035 Fund Class K6

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.39	$15.20	$14.30
Income from Investment Operations
Net investment income (loss)B	.26	.24	.20
Net realized and unrealized gain (loss)	(1.42)	.01	1.16
Total from investment operations	(1.16)	.25	1.36
Distributions from net investment income	(.26)	(.27)	(.20)
Distributions from net realized gain	(.80)	(.79)	(.26)
Total distributions	(1.06)	(1.06)	(.46)
Net asset value, end of period	$12.17	$14.39	$15.20
Total ReturnC,D	(9.08)%	2.10%	9.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%	.49%	.50%G,H
Expenses net of fee waivers, if any	.49%	.49%	.50%G,H
Expenses net of all reductions	.49%	.49%	.50%G,H
Net investment income (loss)	1.82%	1.65%	1.61%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,606,617	$2,217,206	$712,276
Portfolio turnover rateF	31%	18%	17%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	11.0
Fidelity Series International Growth Fund	8.4
Fidelity Series Intrinsic Opportunities Fund	8.2
Fidelity Series International Value Fund	7.5
Fidelity Series Growth Company Fund	7.4
Fidelity Series Large Cap Stock Fund	7.3
Fidelity Series Overseas Fund	6.9
Fidelity Series Stock Selector Large Cap Value Fund	5.3
Fidelity Series Opportunistic Insights Fund	4.1
Fidelity Series Value Discovery Fund	4.0
70.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	50.7%
International Equity Funds	38.9%
Bond Funds	6.6%
Short-Term Funds	3.6%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2040 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.36% to 1.39% 5/28/20 to 6/4/20 (a)
(Cost $20,122,932)	20,150,000	20,146,313
	Shares	Value

Domestic Equity Funds - 50.7%
Fidelity Series All-Sector Equity Fund (b)	48,449,510	$379,844,160
Fidelity Series Blue Chip Growth Fund (b)	53,823,301	694,320,587
Fidelity Series Commodity Strategy Fund (b)	177,042,913	646,206,631
Fidelity Series Growth Company Fund (b)	91,048,225	1,429,457,131
Fidelity Series Intrinsic Opportunities Fund (b)	124,749,739	1,586,816,675
Fidelity Series Large Cap Stock Fund (b)	117,387,654	1,407,477,972
Fidelity Series Large Cap Value Index Fund (b)	40,196,324	386,286,675
Fidelity Series Opportunistic Insights Fund (b)	51,338,828	786,510,852
Fidelity Series Small Cap Discovery Fund (b)	21,014,188	157,396,268
Fidelity Series Small Cap Opportunities Fund (b)	54,054,834	548,656,569
Fidelity Series Stock Selector Large Cap Value Fund (b)	114,922,886	1,032,007,516
Fidelity Series Value Discovery Fund (b)	77,375,343	768,337,156
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,856,726,907)		9,823,318,192

International Equity Funds - 38.9%
Fidelity Series Canada Fund (b)	45,709,482	378,931,606
Fidelity Series Emerging Markets Fund (b)	31,999,862	226,559,024
Fidelity Series Emerging Markets Opportunities Fund (b)	136,718,264	2,128,703,375
Fidelity Series International Growth Fund (b)	111,941,784	1,620,917,039
Fidelity Series International Small Cap Fund (b)	28,983,562	387,510,225
Fidelity Series International Value Fund (b)	203,038,032	1,449,691,547
Fidelity Series Overseas Fund (b)	155,303,059	1,343,371,459
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $8,166,878,915)		7,535,684,275

Bond Funds - 6.6%
Fidelity Series Emerging Markets Debt Fund (b)	15,082,077	121,561,538
Fidelity Series Floating Rate High Income Fund (b)	3,023,784	24,311,225
Fidelity Series High Income Fund (b)	18,048,734	148,721,571
Fidelity Series Inflation-Protected Bond Index Fund (b)	40,996,164	413,241,334
Fidelity Series International Credit Fund (b)	1,077,890	10,304,633
Fidelity Series Long-Term Treasury Bond Index Fund (b)	44,133,962	471,792,052
Fidelity Series Real Estate Income Fund (b)	9,678,828	81,495,734
TOTAL BOND FUNDS
(Cost $1,252,230,521)		1,271,428,087

Short-Term Funds - 3.6%
Fidelity Cash Central Fund 0.29% (c)	70,407,722	70,428,845
Fidelity Series Government Money Market Fund 0.4% (b)(d)	579,793,482	579,793,482
Fidelity Series Short-Term Credit Fund (b)	3,961,738	39,141,971
TOTAL SHORT-TERM FUNDS
(Cost $689,614,397)		689,364,298
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $19,985,573,672)		19,339,941,165
NET OTHER ASSETS (LIABILITIES) - 0.1%		13,014,447
NET ASSETS - 100%		$19,352,955,612

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	238	June 2020	$30,579,430	$1,342,019	$1,342,019

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $20,146,313.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$509,679
Total	$509,679

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$558,080,270	$82,241,229	$178,473,075	$62,239,575	$(23,918,512)	$(58,085,752)	$379,844,160
Fidelity Series Blue Chip Growth Fund	991,489,200	131,507,650	337,769,618	97,377,132	29,296,578	(120,203,223)	694,320,587
Fidelity Series Canada Fund	213,797,940	277,527,624	13,075,730	6,069,672	135,293	(99,453,521)	378,931,606
Fidelity Series Commodity Strategy Fund	558,323,357	413,709,631	121,903,821	12,505,626	(41,290,280)	(162,632,256)	646,206,631
Fidelity Series Emerging Markets Debt Fund	142,580,650	21,639,904	18,273,029	8,258,311	(2,267,597)	(22,118,390)	121,561,538
Fidelity Series Emerging Markets Fund	219,264,240	105,820,130	15,377,641	6,804,836	(517,576)	(82,630,129)	226,559,024
Fidelity Series Emerging Markets Opportunities Fund	2,050,312,796	668,714,780	162,665,390	67,157,991	(10,318,106)	(417,340,705)	2,128,703,375
Fidelity Series Floating Rate High Income Fund	27,844,283	3,046,119	2,863,794	1,593,496	(62,979)	(3,652,404)	24,311,225
Fidelity Series Government Money Market Fund 0.4%	161,417,474	770,890,114	352,514,106	3,863,456	--	--	579,793,482
Fidelity Series Growth Company Fund	1,996,496,748	249,600,103	727,972,461	179,715,722	89,587,184	(178,254,443)	1,429,457,131
Fidelity Series High Income Fund	238,590,013	17,885,654	86,784,752	10,976,010	(2,909,897)	(18,059,447)	148,721,571
Fidelity Series Inflation-Protected Bond Index Fund	65,297,368	438,505,232	92,556,933	6,030,472	248,980	1,746,687	413,241,334
Fidelity Series International Credit Fund	10,035,669	638,984	--	638,984	--	(370,020)	10,304,633
Fidelity Series International Growth Fund	2,096,368,378	166,946,923	599,471,012	84,947,787	65,056,900	(107,984,150)	1,620,917,039
Fidelity Series International Small Cap Fund	484,368,989	52,417,586	82,437,233	21,158,242	(8,621,521)	(58,217,596)	387,510,225
Fidelity Series International Value Fund	1,960,768,572	338,639,360	402,873,953	90,188,664	(33,020,676)	(413,821,756)	1,449,691,547
Fidelity Series Intrinsic Opportunities Fund	2,243,098,529	299,486,931	482,912,196	111,499,130	(32,457,037)	(440,399,552)	1,586,816,675
Fidelity Series Investment Grade Bond Fund	137,434,757	57,131,506	201,922,953	2,537,893	8,745,810	(1,389,120)	--
Fidelity Series Large Cap Stock Fund	2,005,791,811	215,493,243	510,946,051	133,311,686	(1,790,060)	(301,070,971)	1,407,477,972
Fidelity Series Large Cap Value Index Fund	566,054,815	57,161,222	127,250,604	34,777,521	7,561,702	(117,240,460)	386,286,675
Fidelity Series Long-Term Treasury Bond Index Fund	802,726,823	186,307,606	641,779,843	59,696,302	56,146,827	68,390,639	471,792,052
Fidelity Series Opportunistic Insights Fund	1,032,896,974	136,926,099	279,367,207	99,041,996	20,370,199	(124,315,213)	786,510,852
Fidelity Series Overseas Fund	--	1,570,427,106	--	4,137,773	--	(227,055,647)	1,343,371,459
Fidelity Series Real Estate Income Fund	103,544,954	11,165,608	9,009,372	6,613,990	(113,226)	(24,092,230)	81,495,734
Fidelity Series Short-Term Credit Fund	44,562,312	27,323,197	32,499,329	1,229,452	105,894	(350,103)	39,141,971
Fidelity Series Small Cap Discovery Fund	260,466,275	30,460,216	57,728,378	16,447,375	737,588	(76,539,433)	157,396,268
Fidelity Series Small Cap Opportunities Fund	818,974,463	84,487,023	176,917,692	52,505,149	(5,354,824)	(172,532,401)	548,656,569
Fidelity Series Stock Selector Large Cap Value Fund	1,535,896,694	152,180,161	343,242,353	93,917,398	(5,759,195)	(307,067,791)	1,032,007,516
Fidelity Series Value Discovery Fund	1,075,865,209	113,183,583	227,541,656	49,464,035	1,288,585	(194,458,565)	768,337,156
	$22,402,349,563	$6,681,464,524	$6,286,130,182	$1,324,705,676	$110,880,054	$(3,659,197,952)	$19,249,366,007

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$20,146,313	$--	$20,146,313	$--
Domestic Equity Funds	9,823,318,192	9,823,318,192	--	--
International Equity Funds	7,535,684,275	7,535,684,275	--	--
Bond Funds	1,271,428,087	1,271,428,087	--	--
Short-Term Funds	689,364,298	689,364,298	--	--
Total Investments in Securities:	$19,339,941,165	$19,319,794,852	$20,146,313	$--
Derivative Instruments:
Assets
Futures Contracts	$1,342,019	$1,342,019	$--	$--
Total Assets	$1,342,019	$1,342,019	$--	$--
Total Derivative Instruments:	$1,342,019	$1,342,019	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,342,019	$0
Total Equity Risk	1,342,019	0
Total Value of Derivatives	$1,342,019	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $20,122,932)	$20,146,313
Fidelity Central Funds (cost $70,426,000)	70,428,845
Other affiliated issuers (cost $19,895,024,740)	19,249,366,007
Total Investment in Securities (cost $19,985,573,672)		$19,339,941,165
Segregated cash with brokers for derivative instruments		10,365,495
Receivable for investments sold		10,676,806
Receivable for fund shares sold		24,084,556
Distributions receivable from Fidelity Central Funds		38,291
Receivable for daily variation margin on futures contracts		3,113,270
Total assets		19,388,219,583
Liabilities
Payable for investments purchased	$560,283
Payable for fund shares redeemed	23,675,531
Accrued management fee	11,028,157
Total liabilities		35,263,971
Net Assets		$19,352,955,612
Net Assets consist of:
Paid in capital		$19,417,554,852
Total accumulated earnings (loss)		(64,599,240)
Net Assets		$19,352,955,612
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2040 Fund:
Net Asset Value, offering price and redemption price per share ($7,378,482,347 ÷ 878,725,353 shares)		$8.40
Class K:
Net Asset Value, offering price and redemption price per share ($9,581,183,838 ÷ 1,141,689,297 shares)		$8.39
Class K6:
Net Asset Value, offering price and redemption price per share ($2,393,289,427 ÷ 285,972,027 shares)		$8.37

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$515,134,064
Interest		241,236
Income from Fidelity Central Funds		509,679
Total income		515,884,979
Expenses
Management fee	$152,112,260
Independent trustees' fees and expenses	88,076
Total expenses before reductions	152,200,336
Expense reductions	(15)
Total expenses after reductions		152,200,321
Net investment income (loss)		363,684,658
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	109,925
Fidelity Central Funds	85
Other affiliated issuers	110,880,054
Futures contracts	67,949,024
Capital gain distributions from underlying funds:
Affiliated issuers	809,571,612
Total net realized gain (loss)		988,510,700
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	23,369
Fidelity Central Funds	2,428
Other affiliated issuers	(3,659,197,952)
Futures contracts	1,623,878
Total change in net unrealized appreciation (depreciation)		(3,657,548,277)
Net gain (loss)		(2,669,037,577)
Net increase (decrease) in net assets resulting from operations		$(2,305,352,919)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$363,684,658	$318,162,186
Net realized gain (loss)	988,510,700	1,461,230,192
Change in net unrealized appreciation (depreciation)	(3,657,548,277)	(1,375,577,416)
Net increase (decrease) in net assets resulting from operations	(2,305,352,919)	403,814,962
Distributions to shareholders	(1,587,988,996)	(1,543,664,947)
Share transactions - net increase (decrease)	811,338,784	1,202,056,606
Total increase (decrease) in net assets	(3,082,003,131)	62,206,621
Net Assets
Beginning of period	22,434,958,743	22,372,752,122
End of period	$19,352,955,612	$22,434,958,743

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2040 Fund

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.09	$10.67	$9.74	$8.75	$9.63
Income from Investment Operations
Net investment income (loss)A	.15	.14	.11	.13	.13
Net realized and unrealized gain (loss)	(1.13)	–B	1.29	1.24	(.46)
Total from investment operations	(.98)	.14	1.40	1.37	(.33)
Distributions from net investment income	(.16)	(.15)	(.12)	(.13)	(.14)
Distributions from net realized gain	(.55)	(.57)	(.35)	(.24)	(.41)
Total distributions	(.71)	(.72)	(.47)	(.38)C	(.55)
Net asset value, end of period	$8.40	$10.09	$10.67	$9.74	$8.75
Total ReturnD	(10.80)%	1.79%	14.52%	16.14%	(3.62)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%	.75%	.63%G	- %H	- %H
Expenses net of fee waivers, if any	.75%	.75%	.63%G	-%	-%
Expenses net of all reductions	.75%	.75%	.63%G	-%	-%
Net investment income (loss)	1.52%	1.36%	1.04%	1.44%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$7,378,482	$8,404,848	$8,285,660	$7,264,459	$6,388,566
Portfolio turnover rateF	28%	17%	16%I	15%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.38 per share is comprised of distributions from net investment income of $.132 and distributions from net realized gain of $.244 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount represents less than .005%.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2040 Fund Class K

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.08	$10.66	$10.25
Income from Investment Operations
Net investment income (loss)B	.16	.15	.15
Net realized and unrealized gain (loss)	(1.13)	–C	.59
Total from investment operations	(.97)	.15	.74
Distributions from net investment income	(.17)	(.16)	(.14)
Distributions from net realized gain	(.55)	(.57)	(.19)
Total distributions	(.72)	(.73)	(.33)
Net asset value, end of period	$8.39	$10.08	$10.66
Total ReturnD,E	(10.76)%	1.87%	7.21%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%	.64%	.65%H,I
Expenses net of fee waivers, if any	.64%	.64%	.65%H,I
Expenses net of all reductions	.64%	.64%	.65%H,I
Net investment income (loss)	1.62%	1.46%	2.06%H
Supplemental Data
Net assets, end of period (000 omitted)	$9,581,184	$11,994,623	$13,434,642
Portfolio turnover rateG	28%	17%	16%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2040 Fund Class K6

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.06	$10.66	$10.03
Income from Investment Operations
Net investment income (loss)B	.18	.16	.13
Net realized and unrealized gain (loss)	(1.13)	.01	.83
Total from investment operations	(.95)	.17	.96
Distributions from net investment income	(.18)	(.19)	(.14)
Distributions from net realized gain	(.56)	(.58)	(.19)
Total distributions	(.74)	(.77)	(.33)
Net asset value, end of period	$8.37	$10.06	$10.66
Total ReturnC,D	(10.58)%	2.06%	9.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%	.50%G	.50%G,H
Expenses net of fee waivers, if any	.49%	.50%G	.50%G,H
Expenses net of all reductions	.49%	.50%G	.50%G,H
Net investment income (loss)	1.77%	1.61%	1.55%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,393,289	$2,035,487	$652,451
Portfolio turnover rateF	28%	17%	16%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	11.0
Fidelity Series International Growth Fund	8.4
Fidelity Series Intrinsic Opportunities Fund	8.2
Fidelity Series International Value Fund	7.5
Fidelity Series Growth Company Fund	7.4
Fidelity Series Large Cap Stock Fund	7.3
Fidelity Series Overseas Fund	6.9
Fidelity Series Stock Selector Large Cap Value Fund	5.3
Fidelity Series Opportunistic Insights Fund	4.1
Fidelity Series Value Discovery Fund	4.0
70.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	50.7%
International Equity Funds	38.9%
Bond Funds	6.6%
Short-Term Funds	3.6%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2045 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.36% to 1.39% 5/28/20 to 6/4/20 (a)
(Cost $12,892,677)	12,910,000	12,907,638
	Shares	Value

Domestic Equity Funds - 50.7%
Fidelity Series All-Sector Equity Fund (b)	31,038,997	$243,345,740
Fidelity Series Blue Chip Growth Fund (b)	34,483,782	444,840,786
Fidelity Series Commodity Strategy Fund (b)	113,504,376	414,290,973
Fidelity Series Growth Company Fund (b)	58,331,961	915,811,783
Fidelity Series Intrinsic Opportunities Fund (b)	79,940,649	1,016,845,055
Fidelity Series Large Cap Stock Fund (b)	75,234,581	902,062,631
Fidelity Series Large Cap Value Index Fund (b)	25,765,260	247,604,152
Fidelity Series Opportunistic Insights Fund (b)	32,890,475	503,882,073
Fidelity Series Small Cap Discovery Fund (b)	13,482,270	100,982,202
Fidelity Series Small Cap Opportunities Fund (b)	34,653,777	351,735,840
Fidelity Series Stock Selector Large Cap Value Fund (b)	73,666,102	661,521,596
Fidelity Series Value Discovery Fund (b)	49,586,696	492,395,896
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,515,712,244)		6,295,318,727

International Equity Funds - 38.9%
Fidelity Series Canada Fund (b)	29,261,468	242,577,568
Fidelity Series Emerging Markets Fund (b)	20,516,322	145,255,562
Fidelity Series Emerging Markets Opportunities Fund (b)	87,648,117	1,364,681,176
Fidelity Series International Growth Fund (b)	71,737,232	1,038,755,116
Fidelity Series International Small Cap Fund (b)	18,578,855	248,399,296
Fidelity Series International Value Fund (b)	130,149,460	929,267,144
Fidelity Series Overseas Fund (b)	99,550,899	861,115,277
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,305,425,152)		4,830,051,139

Bond Funds - 6.6%
Fidelity Series Emerging Markets Debt Fund (b)	9,665,161	77,901,194
Fidelity Series Floating Rate High Income Fund (b)	1,956,958	15,733,939
Fidelity Series High Income Fund (b)	11,565,336	95,298,373
Fidelity Series Inflation-Protected Bond Index Fund (b)	26,276,130	264,863,387
Fidelity Series International Credit Fund (b)	641,317	6,130,987
Fidelity Series Long-Term Treasury Bond Index Fund (b)	28,286,304	302,380,590
Fidelity Series Real Estate Income Fund (b)	6,124,277	51,566,409
TOTAL BOND FUNDS
(Cost $800,487,850)		813,874,879

Short-Term Funds - 3.6%
Fidelity Cash Central Fund 0.29% (c)	45,074,467	45,087,990
Fidelity Series Government Money Market Fund 0.4% (b)(d)	371,430,307	371,430,307
Fidelity Series Short-Term Credit Fund (b)	2,579,654	25,486,982
TOTAL SHORT-TERM FUNDS
(Cost $442,162,259)		442,005,279
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $13,076,680,182)		12,394,157,662
NET OTHER ASSETS (LIABILITIES) - 0.1%		8,210,896
NET ASSETS - 100%		$12,402,368,558

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	157	June 2020	$20,172,145	$885,282	$885,282

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,907,638.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$318,104
Total	$318,104

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$342,759,111	$63,273,967	$109,828,838	$39,333,244	$(16,925,438)	$(35,933,062)	$243,345,740
Fidelity Series Blue Chip Growth Fund	609,617,828	100,903,486	207,960,913	60,672,307	10,442,099	(68,161,714)	444,840,786
Fidelity Series Canada Fund	131,549,368	182,289,753	7,728,402	3,823,127	17,830	(63,550,981)	242,577,568
Fidelity Series Commodity Strategy Fund	343,713,396	275,467,141	75,326,522	7,821,436	(19,318,355)	(110,244,687)	414,290,973
Fidelity Series Emerging Markets Debt Fund	86,506,877	18,276,275	11,323,807	5,110,224	(1,347,789)	(14,210,362)	77,901,194
Fidelity Series Emerging Markets Fund	134,858,698	71,932,734	8,723,145	4,275,140	(272,115)	(52,540,610)	145,255,562
Fidelity Series Emerging Markets Opportunities Fund	1,260,766,325	469,673,410	91,329,296	42,191,634	(4,815,813)	(269,613,450)	1,364,681,176
Fidelity Series Floating Rate High Income Fund	17,147,554	2,756,695	1,782,895	999,150	(38,402)	(2,349,013)	15,733,939
Fidelity Series Government Money Market Fund 0.4%	99,322,094	493,599,343	221,491,130	2,409,896	--	--	371,430,307
Fidelity Series Growth Company Fund	1,229,628,037	195,804,051	451,813,188	112,971,285	40,735,880	(98,542,997)	915,811,783
Fidelity Series High Income Fund	146,721,391	15,131,280	53,198,333	6,834,418	(1,435,279)	(11,920,686)	95,298,373
Fidelity Series Inflation-Protected Bond Index Fund	40,175,190	279,454,419	55,982,380	3,811,183	174,700	1,041,458	264,863,387
Fidelity Series International Credit Fund	5,970,961	380,178	--	380,179	--	(220,152)	6,130,987
Fidelity Series International Growth Fund	1,289,865,390	151,477,158	370,750,981	53,319,238	21,672,928	(53,509,379)	1,038,755,116
Fidelity Series International Small Cap Fund	298,008,728	42,030,657	48,692,394	13,372,708	(4,443,831)	(38,503,864)	248,399,296
Fidelity Series International Value Fund	1,206,453,222	261,288,072	253,071,995	56,660,883	(18,364,465)	(267,037,690)	929,267,144
Fidelity Series Intrinsic Opportunities Fund	1,389,389,164	226,146,579	298,200,447	69,537,008	(19,496,515)	(280,993,726)	1,016,845,055
Fidelity Series Investment Grade Bond Fund	83,636,826	37,032,000	125,252,373	1,580,062	6,056,758	(1,473,211)	--
Fidelity Series Large Cap Stock Fund	1,237,134,113	177,213,362	318,288,118	82,916,835	(2,166,676)	(191,830,050)	902,062,631
Fidelity Series Large Cap Value Index Fund	348,639,288	48,730,220	79,468,093	21,874,435	2,570,747	(72,868,010)	247,604,152
Fidelity Series Long-Term Treasury Bond Index Fund	493,870,168	132,256,484	402,269,794	37,492,071	34,193,376	44,330,356	302,380,590
Fidelity Series Opportunistic Insights Fund	636,667,857	107,983,510	173,513,036	62,346,389	6,140,784	(73,397,042)	503,882,073
Fidelity Series Overseas Fund	--	1,006,256,868	--	2,599,278	--	(145,141,591)	861,115,277
Fidelity Series Real Estate Income Fund	62,889,620	9,577,878	5,605,553	4,070,949	(73,501)	(15,222,035)	51,566,409
Fidelity Series Short-Term Credit Fund	27,367,758	18,294,526	20,009,785	774,544	66,373	(231,890)	25,486,982
Fidelity Series Small Cap Discovery Fund	160,041,128	24,681,096	35,309,680	10,283,396	(842,658)	(47,587,684)	100,982,202
Fidelity Series Small Cap Opportunities Fund	504,022,058	70,505,814	109,399,612	32,706,793	(3,786,876)	(109,605,544)	351,735,840
Fidelity Series Stock Selector Large Cap Value Fund	945,203,894	129,175,309	212,044,751	59,218,507	(3,961,507)	(196,851,349)	661,521,596
Fidelity Series Value Discovery Fund	662,160,913	95,409,973	141,232,099	31,163,397	(1,085,584)	(122,857,307)	492,395,896
	$13,794,086,957	$4,707,002,238	$3,889,597,560	$830,549,716	$23,696,671	$(2,299,026,272)	$12,336,162,034
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$12,907,638	$--	$12,907,638	$--
Domestic Equity Funds	6,295,318,727	6,295,318,727	--	--
International Equity Funds	4,830,051,139	4,830,051,139	--	--
Bond Funds	813,874,879	813,874,879	--	--
Short-Term Funds	442,005,279	442,005,279	--	--
Total Investments in Securities:	$12,394,157,662	$12,381,250,024	$12,907,638	$--
Derivative Instruments:
Assets
Futures Contracts	$885,282	$885,282	$--	$--
Total Assets	$885,282	$885,282	$--	$--
Total Derivative Instruments:	$885,282	$885,282	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$885,282	$0
Total Equity Risk	885,282	0
Total Value of Derivatives	$885,282	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $12,892,677)	$12,907,638
Fidelity Central Funds (cost $45,086,193)	45,087,990
Other affiliated issuers (cost $13,018,701,312)	12,336,162,034
Total Investment in Securities (cost $13,076,680,182)		$12,394,157,662
Segregated cash with brokers for derivative instruments		6,516,379
Receivable for investments sold		6,713,057
Receivable for fund shares sold		22,716,341
Distributions receivable from Fidelity Central Funds		24,380
Receivable for daily variation margin on futures contracts		1,987,028
Total assets		12,432,114,847
Liabilities
Payable for investments purchased	$9,015,604
Payable for fund shares redeemed	13,800,613
Accrued management fee	6,930,072
Total liabilities		29,746,289
Net Assets		$12,402,368,558
Net Assets consist of:
Paid in capital		$12,751,468,771
Total accumulated earnings (loss)		(349,100,213)
Net Assets		$12,402,368,558
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2045 Fund:
Net Asset Value, offering price and redemption price per share ($3,945,874,193 ÷ 413,486,913 shares)		$9.54
Class K:
Net Asset Value, offering price and redemption price per share ($6,636,812,095 ÷ 696,315,573 shares)		$9.53
Class K6:
Net Asset Value, offering price and redemption price per share ($1,819,682,270 ÷ 191,358,109 shares)		$9.51

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$322,639,307
Interest		141,076
Income from Fidelity Central Funds		318,104
Total income		323,098,487
Expenses
Management fee	$93,739,234
Independent trustees' fees and expenses	54,830
Total expenses		93,794,064
Net investment income (loss)		229,304,423
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	89,279
Fidelity Central Funds	95
Other affiliated issuers	23,696,671
Futures contracts	41,770,740
Capital gain distributions from underlying funds:
Affiliated issuers	507,910,409
Total net realized gain (loss)		573,467,194
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	14,954
Fidelity Central Funds	1,478
Other affiliated issuers	(2,299,026,272)
Futures contracts	993,783
Total change in net unrealized appreciation (depreciation)		(2,298,016,057)
Net gain (loss)		(1,724,548,863)
Net increase (decrease) in net assets resulting from operations		$(1,495,244,440)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$229,304,423	$194,707,824
Net realized gain (loss)	573,467,194	887,454,912
Change in net unrealized appreciation (depreciation)	(2,298,016,057)	(831,779,207)
Net increase (decrease) in net assets resulting from operations	(1,495,244,440)	250,383,529
Distributions to shareholders	(967,465,826)	(922,311,809)
Share transactions - net increase (decrease)	1,051,585,785	1,180,095,049
Total increase (decrease) in net assets	(1,411,124,481)	508,166,769
Net Assets
Beginning of period	13,813,493,039	13,305,326,270
End of period	$12,402,368,558	$13,813,493,039

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2045 Fund

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.44	$12.09	$11.00	$9.89	$10.84
Income from Investment Operations
Net investment income (loss)A	.17	.16	.12	.15	.15
Net realized and unrealized gain (loss)	(1.29)	(.01)B	1.46	1.39	(.52)
Total from investment operations	(1.12)	.15	1.58	1.54	(.37)
Distributions from net investment income	(.18)	(.17)	(.13)	(.15)	(.16)
Distributions from net realized gain	(.61)	(.63)	(.35)	(.28)	(.43)
Total distributions	(.78)C	(.80)	(.49)D	(.43)	(.58)E
Net asset value, end of period	$9.54	$11.44	$12.09	$11.00	$9.89
Total ReturnF	(10.80)%	1.72%	14.48%	16.08%	(3.59)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.75%	.75%	.63%I	- %J	- %J
Expenses net of fee waivers, if any	.75%	.75%	.63%I	-%	-%
Expenses net of all reductions	.75%	.75%	.63%I	-%	-%
Net investment income (loss)	1.52%	1.37%	1.04%	1.45%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$3,945,874	$4,345,914	$4,144,152	$3,496,184	$2,912,972
Portfolio turnover rateH	28%	18%	17%K	15%	17%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total distributions of $.78 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.606 per share.

 D Total distributions of $.49 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.352 per share.

 E Total distributions of $.58 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.427 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount represents less than .005%.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2045 Fund Class K

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.43	$12.08	$11.59
Income from Investment Operations
Net investment income (loss)B	.18	.17	.17
Net realized and unrealized gain (loss)	(1.29)	(.01)C	.67
Total from investment operations	(1.11)	.16	.84
Distributions from net investment income	(.19)	(.18)	(.15)
Distributions from net realized gain	(.61)	(.63)	(.19)
Total distributions	(.79)D	(.81)	(.35)E
Net asset value, end of period	$9.53	$11.43	$12.08
Total ReturnF,G	(10.74)%	1.83%	7.21%
Ratios to Average Net AssetsH,I
Expenses before reductions	.64%	.64%	.65%J,K
Expenses net of fee waivers, if any	.64%	.64%	.65%J,K
Expenses net of all reductions	.64%	.64%	.65%J,K
Net investment income (loss)	1.62%	1.47%	2.05%J
Supplemental Data
Net assets, end of period (000 omitted)	$6,636,812	$7,982,073	$8,748,416
Portfolio turnover rateI	28%	18%	17%L

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.79 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.607 per share.

 E Total distributions of $.35 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.194 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of Underlying Funds.

 J Annualized

 K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2045 Fund Class K6

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.41	$12.09	$11.34
Income from Investment Operations
Net investment income (loss)B	.20	.18	.14
Net realized and unrealized gain (loss)	(1.28)	(.01)C	.96
Total from investment operations	(1.08)	.17	1.10
Distributions from net investment income	(.20)	(.21)	(.16)
Distributions from net realized gain	(.61)	(.64)	(.19)
Total distributions	(.82)D	(.85)	(.35)
Net asset value, end of period	$9.51	$11.41	$12.09
Total ReturnE,F	(10.57)%	1.95%	9.70%
Ratios to Average Net AssetsG,H
Expenses before reductions	.49%	.50%I	.50%I,J
Expenses net of fee waivers, if any	.49%	.50%I	.50%I,J
Expenses net of all reductions	.49%	.50%I	.50%I,J
Net investment income (loss)	1.77%	1.62%	1.45%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,819,682	$1,485,505	$412,758
Portfolio turnover rateH	28%	18%	17%K

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.82 per share is comprised of distributions from net investment income of $.204 and distributions from net realized gain of $.614 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	11.0
Fidelity Series International Growth Fund	8.4
Fidelity Series Intrinsic Opportunities Fund	8.2
Fidelity Series International Value Fund	7.5
Fidelity Series Growth Company Fund	7.4
Fidelity Series Large Cap Stock Fund	7.3
Fidelity Series Overseas Fund	6.9
Fidelity Series Stock Selector Large Cap Value Fund	5.3
Fidelity Series Opportunistic Insights Fund	4.1
Fidelity Series Value Discovery Fund	4.0
70.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	50.7%
International Equity Funds	38.9%
Bond Funds	6.6%
Short-Term Funds	3.6%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2050 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.36% to 1.39% 5/28/20 to 6/4/20 (a)
(Cost $11,194,957)	11,210,000	11,207,949
	Shares	Value

Domestic Equity Funds - 50.7%
Fidelity Series All-Sector Equity Fund (b)	27,054,012	$212,103,452
Fidelity Series Blue Chip Growth Fund (b)	30,059,541	387,768,085
Fidelity Series Commodity Strategy Fund (b)	98,965,423	361,223,795
Fidelity Series Growth Company Fund (b)	50,846,598	798,291,591
Fidelity Series Intrinsic Opportunities Fund (b)	69,689,219	886,446,859
Fidelity Series Large Cap Stock Fund (b)	65,589,308	786,415,802
Fidelity Series Large Cap Value Index Fund (b)	22,463,632	215,875,500
Fidelity Series Opportunistic Insights Fund (b)	28,670,599	439,233,571
Fidelity Series Small Cap Discovery Fund (b)	11,756,188	88,053,848
Fidelity Series Small Cap Opportunities Fund (b)	30,220,378	306,736,837
Fidelity Series Stock Selector Large Cap Value Fund (b)	64,231,533	576,799,170
Fidelity Series Value Discovery Fund (b)	43,228,450	429,258,511
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,732,250,366)		5,488,207,021

International Equity Funds - 38.9%
Fidelity Series Canada Fund (b)	25,478,523	211,216,958
Fidelity Series Emerging Markets Fund (b)	17,889,686	126,658,976
Fidelity Series Emerging Markets Opportunities Fund (b)	76,418,513	1,189,836,247
Fidelity Series International Growth Fund (b)	62,544,474	905,643,982
Fidelity Series International Small Cap Fund (b)	16,200,122	216,595,635
Fidelity Series International Value Fund (b)	113,477,396	810,228,607
Fidelity Series Overseas Fund (b)	86,798,934	750,810,782
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,638,901,230)		4,210,991,187

Bond Funds - 6.6%
Fidelity Series Emerging Markets Debt Fund (b)	8,425,904	67,912,785
Fidelity Series Floating Rate High Income Fund (b)	1,711,686	13,761,959
Fidelity Series High Income Fund (b)	10,082,319	83,078,313
Fidelity Series Inflation-Protected Bond Index Fund (b)	22,907,662	230,909,234
Fidelity Series International Credit Fund (b)	542,201	5,183,439
Fidelity Series Long-Term Treasury Bond Index Fund (b)	24,660,008	263,615,483
Fidelity Series Real Estate Income Fund (b)	5,343,132	44,989,175
TOTAL BOND FUNDS
(Cost $697,652,705)		709,450,388

Short-Term Funds - 3.6%
Fidelity Cash Central Fund 0.29% (c)	39,167,590	39,179,340
Fidelity Series Government Money Market Fund 0.4% (b)(d)	323,644,870	323,644,870
Fidelity Series Short-Term Credit Fund (b)	2,269,630	22,423,945
TOTAL SHORT-TERM FUNDS
(Cost $385,382,830)		385,248,155
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $11,465,382,088)		10,805,104,700
NET OTHER ASSETS (LIABILITIES) - 0.1%		7,141,043
NET ASSETS - 100%		$10,812,245,743

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	138	June 2020	$17,730,930	$778,146	$778,146

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,207,949.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$272,917
Total	$272,917

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$293,843,071	$58,075,766	$93,698,220	$34,238,524	$(14,554,509)	$(31,562,656)	$212,103,452
Fidelity Series Blue Chip Growth Fund	523,099,724	92,899,647	178,027,054	52,691,436	9,409,382	(59,613,614)	387,768,085
Fidelity Series Canada Fund	112,771,368	160,314,801	6,666,109	3,328,216	1,144	(55,204,246)	211,216,958
Fidelity Series Commodity Strategy Fund	294,705,502	243,737,304	64,789,917	6,794,069	(15,157,947)	(97,271,147)	361,223,795
Fidelity Series Emerging Markets Debt Fund	73,982,269	16,893,221	9,453,047	4,421,974	(955,167)	(12,554,491)	67,912,785
Fidelity Series Emerging Markets Fund	115,587,225	64,074,914	7,183,989	3,725,916	(189,865)	(45,629,309)	126,658,976
Fidelity Series Emerging Markets Opportunities Fund	1,080,449,482	423,171,729	75,589,245	36,772,264	(2,810,512)	(235,385,207)	1,189,836,247
Fidelity Series Floating Rate High Income Fund	14,706,825	2,625,439	1,491,241	867,714	(22,334)	(2,056,730)	13,761,959
Fidelity Series Government Money Market Fund 0.4%	85,102,014	430,658,575	192,115,719	2,087,131	--	--	323,644,870
Fidelity Series Growth Company Fund	1,054,638,147	180,934,599	386,583,455	98,468,185	31,572,984	(82,270,684)	798,291,591
Fidelity Series High Income Fund	125,628,953	14,277,450	45,229,749	5,921,201	(1,294,030)	(10,304,311)	83,078,313
Fidelity Series Inflation-Protected Bond Index Fund	34,435,748	243,788,487	48,373,353	3,303,398	151,191	907,161	230,909,234
Fidelity Series International Credit Fund	5,048,144	321,423	--	321,422	--	(186,128)	5,183,439
Fidelity Series International Growth Fund	1,105,776,441	144,568,477	316,434,339	46,458,233	15,196,230	(43,462,827)	905,643,982
Fidelity Series International Small Cap Fund	255,452,528	39,573,769	41,011,820	11,687,511	(3,941,238)	(33,477,604)	216,595,635
Fidelity Series International Value Fund	1,034,233,769	239,791,063	215,992,012	49,402,107	(14,908,024)	(232,896,189)	810,228,607
Fidelity Series Intrinsic Opportunities Fund	1,195,816,331	208,824,554	257,585,054	60,410,666	(16,102,410)	(244,506,562)	886,446,859
Fidelity Series Investment Grade Bond Fund	71,212,556	33,426,676	108,613,760	1,367,777	4,746,666	(772,138)	--
Fidelity Series Large Cap Stock Fund	1,059,859,617	165,810,544	270,754,213	71,898,541	(1,318,803)	(167,181,343)	786,415,802
Fidelity Series Large Cap Value Index Fund	298,797,673	45,869,223	67,611,614	19,060,085	1,684,257	(62,864,039)	215,875,500
Fidelity Series Long-Term Treasury Bond Index Fund	423,345,503	119,109,192	346,903,555	32,562,748	29,484,281	38,580,062	263,615,483
Fidelity Series Opportunistic Insights Fund	546,327,032	100,035,240	148,270,636	54,289,262	4,324,767	(63,182,832)	439,233,571
Fidelity Series Overseas Fund	--	876,801,947	--	2,265,401	--	(125,991,165)	750,810,782
Fidelity Series Real Estate Income Fund	53,957,596	9,045,086	4,691,017	3,537,614	(55,468)	(13,267,022)	44,989,175
Fidelity Series Short-Term Credit Fund	23,391,782	16,286,887	17,109,755	671,651	57,262	(202,231)	22,423,945
Fidelity Series Small Cap Discovery Fund	137,433,557	23,017,258	30,327,770	8,960,780	(815,182)	(41,254,015)	88,053,848
Fidelity Series Small Cap Opportunities Fund	432,416,223	66,138,587	93,317,615	28,400,250	(2,655,035)	(95,845,323)	306,736,837
Fidelity Series Stock Selector Large Cap Value Fund	810,324,088	121,740,661	180,506,408	51,559,621	(1,730,736)	(173,028,435)	576,799,170
Fidelity Series Value Discovery Fund	567,694,681	89,735,806	120,414,335	27,133,736	(258,907)	(107,498,734)	429,258,511
	$11,830,037,849	$4,231,548,325	$3,328,745,001	$722,607,433	$19,857,997	$(1,997,981,759)	$10,754,717,411

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$11,207,949	$--	$11,207,949	$--
Domestic Equity Funds	5,488,207,021	5,488,207,021	--	--
International Equity Funds	4,210,991,187	4,210,991,187	--	--
Bond Funds	709,450,388	709,450,388	--	--
Short-Term Funds	385,248,155	385,248,155	--	--
Total Investments in Securities:	$10,805,104,700	$10,793,896,751	$11,207,949	$--
Derivative Instruments:
Assets
Futures Contracts	$778,146	$778,146	$--	$--
Total Assets	$778,146	$778,146	$--	$--
Total Derivative Instruments:	$778,146	$778,146	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$778,146	$0
Total Equity Risk	778,146	0
Total Value of Derivatives	$778,146	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $11,194,957)	$11,207,949
Fidelity Central Funds (cost $39,177,781)	39,179,340
Other affiliated issuers (cost $11,415,009,350)	10,754,717,411
Total Investment in Securities (cost $11,465,382,088)		$10,805,104,700
Segregated cash with brokers for derivative instruments		5,667,210
Receivable for investments sold		5,783,329
Receivable for fund shares sold		21,560,426
Distributions receivable from Fidelity Central Funds		21,179
Receivable for daily variation margin on futures contracts		1,727,381
Total assets		10,839,864,225
Liabilities
Payable for investments purchased	$10,705,338
Payable for fund shares redeemed	10,879,337
Accrued management fee	6,033,807
Total liabilities		27,618,482
Net Assets		$10,812,245,743
Net Assets consist of:
Paid in capital		$11,188,574,459
Total accumulated earnings (loss)		(376,328,716)
Net Assets		$10,812,245,743
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2050 Fund:
Net Asset Value, offering price and redemption price per share ($3,373,189,644 ÷ 351,003,695 shares)		$9.61
Class K:
Net Asset Value, offering price and redemption price per share ($5,952,708,327 ÷ 620,298,263 shares)		$9.60
Class K6:
Net Asset Value, offering price and redemption price per share ($1,486,347,772 ÷ 155,068,412 shares)		$9.59

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$280,718,776
Interest		121,855
Income from Fidelity Central Funds		272,917
Total income		281,113,548
Expenses
Management fee	$81,309,258
Independent trustees' fees and expenses	47,431
Total expenses		81,356,689
Net investment income (loss)		199,756,859
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	33,466
Fidelity Central Funds	92
Other affiliated issuers	19,857,997
Futures contracts	36,070,463
Capital gain distributions from underlying funds:
Affiliated issuers	441,888,657
Total net realized gain (loss)		497,850,675
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	12,987
Fidelity Central Funds	1,273
Other affiliated issuers	(1,997,981,759)
Futures contracts	845,262
Total change in net unrealized appreciation (depreciation)		(1,997,122,237)
Net gain (loss)		(1,499,271,562)
Net increase (decrease) in net assets resulting from operations		$(1,299,514,703)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$199,756,859	$166,099,822
Net realized gain (loss)	497,850,675	744,254,777
Change in net unrealized appreciation (depreciation)	(1,997,122,237)	(693,755,744)
Net increase (decrease) in net assets resulting from operations	(1,299,514,703)	216,598,855
Distributions to shareholders	(831,785,387)	(772,525,632)
Share transactions - net increase (decrease)	1,096,985,996	1,146,558,939
Total increase (decrease) in net assets	(1,034,314,094)	590,632,162
Net Assets
Beginning of period	11,846,559,837	11,255,927,675
End of period	$10,812,245,743	$11,846,559,837

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2050 Fund

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.52	$12.16	$11.05	$9.93	$10.90
Income from Investment Operations
Net investment income (loss)A	.18	.16	.12	.15	.15
Net realized and unrealized gain (loss)	(1.30)	–B	1.48	1.40	(.52)
Total from investment operations	(1.12)	.16	1.60	1.55	(.37)
Distributions from net investment income	(.18)	(.17)	(.14)	(.15)	(.16)
Distributions from net realized gain	(.60)	(.63)	(.35)	(.28)	(.44)
Total distributions	(.79)C	(.80)	(.49)	(.43)	(.60)
Net asset value, end of period	$9.61	$11.52	$12.16	$11.05	$9.93
Total ReturnD	(10.80)%	1.73%	14.59%	16.11%	(3.65)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%	.75%	.63%G	- %H	- %H
Expenses net of fee waivers, if any	.75%	.75%	.63%G	-%	-%
Expenses net of all reductions	.75%	.75%	.63%G	-%	-%
Net investment income (loss)	1.53%	1.37%	1.04%	1.45%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$3,373,190	$3,679,538	$3,452,997	$2,884,830	$2,363,381
Portfolio turnover rateF	27%	18%	16%I	15%	17%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.79 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.604 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount represents less than .005%.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2050 Fund Class K

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.50	$12.14	$11.65
Income from Investment Operations
Net investment income (loss)B	.19	.17	.17
Net realized and unrealized gain (loss)	(1.29)	–C	.67
Total from investment operations	(1.10)	.17	.84
Distributions from net investment income	(.19)	(.18)	(.15)
Distributions from net realized gain	(.61)	(.63)	(.19)
Total distributions	(.80)	(.81)	(.35)D
Net asset value, end of period	$9.60	$11.50	$12.14
Total ReturnE,F	(10.66)%	1.82%	7.18%
Ratios to Average Net AssetsG,H
Expenses before reductions	.64%	.64%	.65%I,J
Expenses net of fee waivers, if any	.64%	.64%	.65%I,J
Expenses net of all reductions	.64%	.64%	.65%I,J
Net investment income (loss)	1.63%	1.48%	2.04%I
Supplemental Data
Net assets, end of period (000 omitted)	$5,952,708	$6,982,416	$7,475,339
Portfolio turnover rateH	27%	18%	16%K

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.35 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.194 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2050 Fund Class K6

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.49	$12.15	$11.40
Income from Investment Operations
Net investment income (loss)B	.20	.19	.14
Net realized and unrealized gain (loss)	(1.28)	(.01)C	.96
Total from investment operations	(1.08)	.18	1.10
Distributions from net investment income	(.21)	(.21)	(.16)
Distributions from net realized gain	(.61)	(.63)	(.19)
Total distributions	(.82)	(.84)	(.35)
Net asset value, end of period	$9.59	$11.49	$12.15
Total ReturnD,E	(10.49)%	1.96%	9.65%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%	.50%H	.50%H,I
Expenses net of fee waivers, if any	.49%	.50%H	.50%H,I
Expenses net of all reductions	.49%	.50%H	.50%H,I
Net investment income (loss)	1.78%	1.62%	1.42%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,486,348	$1,184,606	$327,591
Portfolio turnover rateG	27%	18%	16%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	11.0
Fidelity Series International Growth Fund	8.4
Fidelity Series Intrinsic Opportunities Fund	8.2
Fidelity Series International Value Fund	7.5
Fidelity Series Growth Company Fund	7.4
Fidelity Series Large Cap Stock Fund	7.3
Fidelity Series Overseas Fund	6.9
Fidelity Series Stock Selector Large Cap Value Fund	5.3
Fidelity Series Opportunistic Insights Fund	4.1
Fidelity Series Value Discovery Fund	4.0
70.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	50.7%
International Equity Funds	38.9%
Bond Funds	6.6%
Short-Term Funds	3.6%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2055 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.36% to 1.39% 5/28/20 to 6/4/20 (a)
(Cost $5,372,793)	5,380,000	5,379,016
	Shares	Value

Domestic Equity Funds - 50.7%
Fidelity Series All-Sector Equity Fund (b)	13,078,925	$102,538,772
Fidelity Series Blue Chip Growth Fund (b)	14,535,444	187,507,223
Fidelity Series Commodity Strategy Fund (b)	47,897,104	174,824,429
Fidelity Series Growth Company Fund (b)	24,585,680	385,995,184
Fidelity Series Intrinsic Opportunities Fund (b)	33,708,480	428,771,865
Fidelity Series Large Cap Stock Fund (b)	31,731,877	380,465,209
Fidelity Series Large Cap Value Index Fund (b)	10,873,828	104,497,485
Fidelity Series Opportunistic Insights Fund (b)	13,863,026	212,381,565
Fidelity Series Small Cap Discovery Fund (b)	5,696,030	42,663,266
Fidelity Series Small Cap Opportunities Fund (b)	14,626,106	148,454,980
Fidelity Series Stock Selector Large Cap Value Fund (b)	31,086,705	279,158,612
Fidelity Series Value Discovery Fund (b)	20,911,865	207,654,815
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,038,338,090)		2,654,913,405

International Equity Funds - 38.9%
Fidelity Series Canada Fund (b)	12,336,891	102,272,824
Fidelity Series Emerging Markets Fund (b)	8,660,026	61,312,985
Fidelity Series Emerging Markets Opportunities Fund (b)	36,982,577	575,818,721
Fidelity Series International Growth Fund (b)	30,249,779	438,016,794
Fidelity Series International Small Cap Fund (b)	7,839,566	104,814,991
Fidelity Series International Value Fund (b)	54,902,150	392,001,352
Fidelity Series Overseas Fund (b)	41,992,968	363,239,177
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,351,412,511)		2,037,476,844

Bond Funds - 6.6%
Fidelity Series Emerging Markets Debt Fund (b)	4,075,904	32,851,788
Fidelity Series Floating Rate High Income Fund (b)	849,582	6,830,635
Fidelity Series High Income Fund (b)	4,876,868	40,185,395
Fidelity Series Inflation-Protected Bond Index Fund (b)	11,081,625	111,702,784
Fidelity Series International Credit Fund (b)	183,212	1,751,504
Fidelity Series Long-Term Treasury Bond Index Fund (b)	11,929,063	127,521,685
Fidelity Series Real Estate Income Fund (b)	2,634,302	22,180,819
TOTAL BOND FUNDS
(Cost $337,111,150)		343,024,610

Short-Term Funds - 3.6%
Fidelity Cash Central Fund 0.29% (c)	18,738,793	18,744,414
Fidelity Series Government Money Market Fund 0.4% (b)(d)	156,431,430	156,431,430
Fidelity Series Short-Term Credit Fund (b)	1,124,703	11,112,065
TOTAL SHORT-TERM FUNDS
(Cost $186,343,137)		186,287,909
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $5,918,577,681)		5,227,081,784
NET OTHER ASSETS (LIABILITIES) - 0.1%		3,436,252
NET ASSETS - 100%		$5,230,518,036

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	68	June 2020	$8,736,980	$383,434	$383,434

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,379,016.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$117,702
Total	$117,702

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$126,040,895	$37,305,973	$38,129,860	$16,117,365	$(4,848,169)	$(17,830,067)	$102,538,772
Fidelity Series Blue Chip Growth Fund	228,647,841	60,160,707	76,955,219	24,155,804	751,019	(25,097,125)	187,507,223
Fidelity Series Canada Fund	49,210,225	82,192,212	2,416,540	1,550,619	9,372	(26,722,445)	102,272,824
Fidelity Series Commodity Strategy Fund	128,618,659	127,074,987	27,286,195	3,129,959	(4,297,363)	(49,285,659)	174,824,429
Fidelity Series Emerging Markets Debt Fund	31,485,741	11,771,676	3,927,639	2,004,390	(429,410)	(6,048,580)	32,851,788
Fidelity Series Emerging Markets Fund	50,365,991	35,427,437	2,616,097	1,729,329	(91,150)	(21,773,196)	61,312,985
Fidelity Series Emerging Markets Opportunities Fund	470,525,029	249,242,645	27,536,354	17,067,405	(339,584)	(116,073,015)	575,818,721
Fidelity Series Floating Rate High Income Fund	6,441,396	1,969,456	557,932	404,404	(2,512)	(1,019,773)	6,830,635
Fidelity Series Government Money Market Fund 0.4%	37,109,170	207,563,221	88,240,961	955,431	--	--	156,431,430
Fidelity Series Growth Company Fund	460,565,852	118,658,017	167,207,470	45,733,953	2,082,016	(28,103,231)	385,995,184
Fidelity Series High Income Fund	54,731,749	10,201,856	19,156,975	2,710,965	(700,429)	(4,890,806)	40,185,395
Fidelity Series Inflation-Protected Bond Index Fund	15,013,794	118,427,266	22,210,153	1,547,677	75,066	396,811	111,702,784
Fidelity Series International Credit Fund	1,705,788	108,609	--	108,610	--	(62,893)	1,751,504
Fidelity Series International Growth Fund	482,103,791	109,363,631	135,586,483	21,523,942	1,995,192	(19,859,337)	438,016,794
Fidelity Series International Small Cap Fund	111,391,005	28,637,028	16,756,242	5,476,324	(1,795,808)	(16,660,992)	104,814,991
Fidelity Series International Value Fund	451,195,414	153,290,788	92,658,041	22,935,547	(6,811,353)	(113,015,456)	392,001,352
Fidelity Series Intrinsic Opportunities Fund	526,194,265	139,992,793	112,559,799	27,731,946	(6,367,074)	(118,488,320)	428,771,865
Fidelity Series Investment Grade Bond Fund	30,273,003	17,246,811	49,325,731	618,350	2,156,795	(350,878)	--
Fidelity Series Large Cap Stock Fund	463,557,362	114,552,380	115,609,614	32,736,726	(877,295)	(81,157,624)	380,465,209
Fidelity Series Large Cap Value Index Fund	130,877,508	32,630,944	29,201,915	8,871,627	420,872	(30,229,924)	104,497,485
Fidelity Series Long-Term Treasury Bond Index Fund	184,594,050	69,339,083	158,435,927	15,071,313	13,070,394	18,954,085	127,521,685
Fidelity Series Opportunistic Insights Fund	238,979,253	66,156,547	63,486,771	25,336,920	525,138	(29,792,602)	212,381,565
Fidelity Series Overseas Fund	--	424,188,454	--	1,051,363	--	(60,949,277)	363,239,177
Fidelity Series Real Estate Income Fund	23,953,808	6,552,830	1,755,919	1,649,041	(4,293)	(6,565,607)	22,180,819
Fidelity Series Short-Term Credit Fund	10,173,937	8,563,671	7,546,578	310,044	23,884	(102,849)	11,112,065
Fidelity Series Small Cap Discovery Fund	60,105,304	15,638,886	12,797,020	4,107,065	(457,723)	(19,826,181)	42,663,266
Fidelity Series Small Cap Opportunities Fund	188,990,474	46,413,936	39,521,894	13,015,109	(637,807)	(46,789,729)	148,454,980
Fidelity Series Stock Selector Large Cap Value Fund	353,379,470	86,291,074	75,144,983	24,141,250	(1,055,300)	(84,311,649)	279,158,612
Fidelity Series Value Discovery Fund	247,639,583	63,174,500	50,543,937	12,679,113	20,779	(52,636,110)	207,654,815
	$5,163,870,357	$2,442,137,418	$1,437,172,249	$334,471,591	$(7,584,743)	$(958,292,429)	$5,202,958,354

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$5,379,016	$--	$5,379,016	$--
Domestic Equity Funds	2,654,913,405	2,654,913,405	--	--
International Equity Funds	2,037,476,844	2,037,476,844	--	--
Bond Funds	343,024,610	343,024,610	--	--
Short-Term Funds	186,287,909	186,287,909	--	--
Total Investments in Securities:	$5,227,081,784	$5,221,702,768	$5,379,016	$--
Derivative Instruments:
Assets
Futures Contracts	$383,434	$383,434	$--	$--
Total Assets	$383,434	$383,434	$--	$--
Total Derivative Instruments:	$383,434	$383,434	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$383,434	$0
Total Equity Risk	383,434	0
Total Value of Derivatives	$383,434	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,372,793)	$5,379,016
Fidelity Central Funds (cost $18,743,681)	18,744,414
Other affiliated issuers (cost $5,894,461,207)	5,202,958,354
Total Investment in Securities (cost $5,918,577,681)		$5,227,081,784
Segregated cash with brokers for derivative instruments		2,726,333
Receivable for investments sold		2,758,643
Receivable for fund shares sold		14,677,927
Distributions receivable from Fidelity Central Funds		9,880
Receivable for daily variation margin on futures contracts		831,250
Total assets		5,248,085,817
Liabilities
Payable for investments purchased	$9,108,380
Payable for fund shares redeemed	5,574,866
Accrued management fee	2,884,535
Total liabilities		17,567,781
Net Assets		$5,230,518,036
Net Assets consist of:
Paid in capital		$5,813,729,461
Total accumulated earnings (loss)		(583,211,425)
Net Assets		$5,230,518,036
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2055 Fund:
Net Asset Value, offering price and redemption price per share ($1,500,450,466 ÷ 136,971,441 shares)		$10.95
Class K:
Net Asset Value, offering price and redemption price per share ($2,984,272,260 ÷ 272,627,748 shares)		$10.95
Class K6:
Net Asset Value, offering price and redemption price per share ($745,795,310 ÷ 68,228,771 shares)		$10.93

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$129,614,819
Interest		55,370
Income from Fidelity Central Funds		117,702
Total income		129,787,891
Expenses
Management fee	$37,227,598
Independent trustees' fees and expenses	21,560
Total expenses before reductions	37,249,158
Expense reductions	(34)
Total expenses after reductions		37,249,124
Net investment income (loss)		92,538,767
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	23,167
Fidelity Central Funds	53
Other affiliated issuers	(7,584,743)
Futures contracts	16,558,380
Capital gain distributions from underlying funds:
Affiliated issuers	204,856,772
Total net realized gain (loss)		213,853,629
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	6,221
Fidelity Central Funds	584
Other affiliated issuers	(958,292,429)
Futures contracts	548,310
Total change in net unrealized appreciation (depreciation)		(957,737,314)
Net gain (loss)		(743,883,685)
Net increase (decrease) in net assets resulting from operations		$(651,344,918)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$92,538,767	$70,258,957
Net realized gain (loss)	213,853,629	281,144,900
Change in net unrealized appreciation (depreciation)	(957,737,314)	(256,701,285)
Net increase (decrease) in net assets resulting from operations	(651,344,918)	94,702,572
Distributions to shareholders	(364,707,384)	(280,535,469)
Share transactions - net increase (decrease)	1,076,025,735	962,985,488
Total increase (decrease) in net assets	59,973,433	777,152,591
Net Assets
Beginning of period	5,170,544,603	4,393,392,012
End of period	$5,230,518,036	$5,170,544,603

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2055 Fund

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.10	$13.70	$12.41	$11.08	$12.06
Income from Investment Operations
Net investment income (loss)A	.20	.19	.14	.17	.17
Net realized and unrealized gain (loss)	(1.49)	–B	1.64	1.57	(.59)
Total from investment operations	(1.29)	.19	1.78	1.74	(.42)
Distributions from net investment income	(.20)	(.19)	(.15)	(.16)	(.17)
Distributions from net realized gain	(.66)	(.60)	(.34)	(.25)	(.39)
Total distributions	(.86)	(.79)	(.49)	(.41)	(.56)
Net asset value, end of period	$10.95	$13.10	$13.70	$12.41	$11.08
Total ReturnC	(10.85)%	1.73%	14.49%	16.17%	(3.69)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%	.75%	.64%F	- %G	- %G
Expenses net of fee waivers, if any	.75%	.75%	.64%F	-%	-%
Expenses net of all reductions	.75%	.75%	.64%F	-%	-%
Net investment income (loss)	1.54%	1.40%	1.06%	1.46%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$1,500,450	$1,490,393	$1,265,311	$922,284	$649,621
Portfolio turnover rateE	25%	18%	15%H	18%	20%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amount represents less than .005%.

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2055 Fund Class K

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.09	$13.69	$13.11
Income from Investment Operations
Net investment income (loss)B	.21	.20	.19
Net realized and unrealized gain (loss)	(1.48)	–C	.76
Total from investment operations	(1.27)	.20	.95
Distributions from net investment income	(.21)	(.20)	(.17)
Distributions from net realized gain	(.66)	(.60)	(.20)
Total distributions	(.87)	(.80)	(.37)
Net asset value, end of period	$10.95	$13.09	$13.69
Total ReturnD,E	(10.70)%	1.84%	7.26%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%	.64%	.65%H,I
Expenses net of fee waivers, if any	.64%	.64%	.65%H,I
Expenses net of all reductions	.64%	.64%	.65%H,I
Net investment income (loss)	1.64%	1.50%	2.01%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,984,272	$3,138,528	$2,992,599
Portfolio turnover rateG	25%	18%	15%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2055 Fund Class K6

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.08	$13.70	$12.83
Income from Investment Operations
Net investment income (loss)B	.23	.21	.16
Net realized and unrealized gain (loss)	(1.48)	–C	1.09
Total from investment operations	(1.25)	.21	1.25
Distributions from net investment income	(.23)	(.23)	(.17)
Distributions from net realized gain	(.67)	(.60)	(.20)
Total distributions	(.90)	(.83)	(.38)D
Net asset value, end of period	$10.93	$13.08	$13.70
Total ReturnE,F	(10.61)%	1.97%	9.70%
Ratios to Average Net AssetsG,H
Expenses before reductions	.49%	.50%I	.50%I,J
Expenses net of fee waivers, if any	.49%	.50%I	.50%I,J
Expenses net of all reductions	.49%	.50%I	.50%I,J
Net investment income (loss)	1.79%	1.65%	1.43%J
Supplemental Data
Net assets, end of period (000 omitted)	$745,795	$541,624	$135,481
Portfolio turnover rateH	25%	18%	15%K

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.38 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.202 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	11.0
Fidelity Series International Growth Fund	8.4
Fidelity Series Intrinsic Opportunities Fund	8.2
Fidelity Series International Value Fund	7.5
Fidelity Series Growth Company Fund	7.4
Fidelity Series Large Cap Stock Fund	7.3
Fidelity Series Overseas Fund	6.9
Fidelity Series Stock Selector Large Cap Value Fund	5.3
Fidelity Series Opportunistic Insights Fund	4.0
Fidelity Series Value Discovery Fund	4.0
70.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	50.7%
International Equity Funds	39.0%
Bond Funds	6.5%
Short-Term Funds	3.6%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2060 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.36% to 1.39% 5/28/20 to 6/4/20 (a)
(Cost $1,627,842)	1,630,000	1,629,702
	Shares	Value

Domestic Equity Funds - 50.7%
Fidelity Series All-Sector Equity Fund (b)	4,032,047	$31,611,245
Fidelity Series Blue Chip Growth Fund (b)	4,485,096	57,857,745
Fidelity Series Commodity Strategy Fund (b)	14,796,991	54,009,017
Fidelity Series Growth Company Fund (b)	7,584,071	119,069,908
Fidelity Series Intrinsic Opportunities Fund (b)	10,406,805	132,374,559
Fidelity Series Large Cap Stock Fund (b)	9,801,676	117,522,100
Fidelity Series Large Cap Value Index Fund (b)	3,359,210	32,282,005
Fidelity Series Opportunistic Insights Fund (b)	4,277,224	65,527,077
Fidelity Series Small Cap Discovery Fund (b)	1,766,043	13,227,659
Fidelity Series Small Cap Opportunities Fund (b)	4,523,094	45,909,405
Fidelity Series Stock Selector Large Cap Value Fund (b)	9,610,564	86,302,866
Fidelity Series Value Discovery Fund (b)	6,458,020	64,128,138
TOTAL DOMESTIC EQUITY FUNDS
(Cost $994,436,290)		819,821,724

International Equity Funds - 39.0%
Fidelity Series Canada Fund (b)	3,828,452	31,737,865
Fidelity Series Emerging Markets Fund (b)	2,678,252	18,962,022
Fidelity Series Emerging Markets Opportunities Fund (b)	11,427,970	177,933,485
Fidelity Series International Growth Fund (b)	9,335,275	135,174,776
Fidelity Series International Small Cap Fund (b)	2,421,963	32,381,643
Fidelity Series International Value Fund (b)	16,952,517	121,040,970
Fidelity Series Overseas Fund (b)	12,965,816	112,154,305
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $746,259,058)		629,385,066

Bond Funds - 6.5%
Fidelity Series Emerging Markets Debt Fund (b)	1,259,269	10,149,712
Fidelity Series Floating Rate High Income Fund (b)	275,495	2,214,978
Fidelity Series High Income Fund (b)	1,506,029	12,409,675
Fidelity Series Inflation-Protected Bond Index Fund (b)	3,422,664	34,500,453
Fidelity Series International Credit Fund (b)	26,874	256,913
Fidelity Series Long-Term Treasury Bond Index Fund (b)	3,684,118	39,383,216
Fidelity Series Real Estate Income Fund (b)	827,177	6,964,826
TOTAL BOND FUNDS
(Cost $103,713,726)		105,879,773

Short-Term Funds - 3.6%
Fidelity Cash Central Fund 0.29% (c)	5,660,278	5,661,976
Fidelity Series Government Money Market Fund 0.4% (b)(d)	48,201,151	48,201,151
Fidelity Series Short-Term Credit Fund (b)	365,817	3,614,277
TOTAL SHORT-TERM FUNDS
(Cost $57,491,895)		57,477,404
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,903,528,811)		1,614,193,669
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,052,661
NET ASSETS - 100%		$1,615,246,330

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	23	June 2020	$2,955,155	$129,691	$129,691

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,629,702.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$31,184
Total	$31,184

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$29,947,285	$17,615,457	$8,785,801	$4,763,645	$(592,523)	$(6,573,173)	$31,611,245
Fidelity Series Blue Chip Growth Fund	57,192,555	28,894,814	20,673,463	6,766,277	(117,334)	(7,438,827)	57,857,745
Fidelity Series Canada Fund	12,292,894	28,769,628	1,133,373	451,631	3,668	(8,194,952)	31,737,865
Fidelity Series Commodity Strategy Fund	32,110,355	45,893,719	8,045,617	886,223	(1,143,953)	(14,805,487)	54,009,017
Fidelity Series Emerging Markets Debt Fund	7,740,612	5,463,281	1,099,179	560,813	(127,715)	(1,827,287)	10,149,712
Fidelity Series Emerging Markets Fund	12,552,754	13,787,194	845,886	502,221	(32,942)	(6,499,098)	18,962,022
Fidelity Series Emerging Markets Opportunities Fund	117,006,846	105,255,514	8,227,715	4,957,022	113,807	(36,214,967)	177,933,485
Fidelity Series Floating Rate High Income Fund	1,634,093	1,063,289	158,361	117,099	(608)	(323,435)	2,214,978
Fidelity Series Government Money Market Fund 0.4%	9,263,487	63,814,070	24,876,406	264,355	--	--	48,201,151
Fidelity Series Growth Company Fund	115,099,886	57,403,937	44,530,311	13,326,922	(93,320)	(8,810,284)	119,069,908
Fidelity Series High Income Fund	13,628,652	5,351,932	4,847,837	762,921	(110,063)	(1,613,009)	12,409,675
Fidelity Series Inflation-Protected Bond Index Fund	3,747,611	37,191,682	6,562,537	448,497	19,231	104,466	34,500,453
Fidelity Series International Credit Fund	250,207	15,931	--	15,931	--	(9,225)	256,913
Fidelity Series International Growth Fund	119,833,004	59,807,792	36,767,199	6,230,216	(413,288)	(7,285,533)	135,174,776
Fidelity Series International Small Cap Fund	27,790,262	15,495,191	5,085,985	1,614,833	(606,339)	(5,211,486)	32,381,643
Fidelity Series International Value Fund	112,865,444	70,869,988	25,964,503	6,659,424	(1,257,945)	(35,472,014)	121,040,970
Fidelity Series Intrinsic Opportunities Fund	130,197,996	68,828,806	29,209,588	7,802,607	(2,179,748)	(35,262,907)	132,374,559
Fidelity Series Investment Grade Bond Fund	7,682,189	5,454,000	13,618,738	164,396	579,520	(96,971)	--
Fidelity Series Large Cap Stock Fund	116,163,701	57,971,634	31,270,317	9,038,224	(456,393)	(24,886,525)	117,522,100
Fidelity Series Large Cap Value Index Fund	32,720,731	16,808,722	7,983,192	2,585,613	(21,361)	(9,242,895)	32,282,005
Fidelity Series Long-Term Treasury Bond Index Fund	46,093,036	28,114,792	44,015,625	4,301,917	3,254,522	5,936,491	39,383,216
Fidelity Series Opportunistic Insights Fund	59,941,148	32,160,096	17,110,334	7,400,665	(120,586)	(9,343,247)	65,527,077
Fidelity Series Overseas Fund	--	130,699,783	--	305,313	--	(18,545,478)	112,154,305
Fidelity Series Real Estate Income Fund	6,087,554	3,434,240	498,519	469,519	(3,253)	(2,055,196)	6,964,826
Fidelity Series Short-Term Credit Fund	2,549,041	3,147,987	2,054,218	86,607	5,759	(34,292)	3,614,277
Fidelity Series Small Cap Discovery Fund	15,230,898	7,886,341	3,700,815	1,150,835	(126,423)	(6,062,342)	13,227,659
Fidelity Series Small Cap Opportunities Fund	47,492,096	23,554,463	10,707,257	3,641,771	(233,233)	(14,196,664)	45,909,405
Fidelity Series Stock Selector Large Cap Value Fund	88,184,549	44,584,879	19,850,220	7,088,992	(494,008)	(26,122,334)	86,302,866
Fidelity Series Value Discovery Fund	61,913,982	32,259,899	13,680,811	3,713,936	(134,643)	(16,230,289)	64,128,138
	$1,287,212,868	$1,011,599,061	$391,303,807	$96,078,425	$(4,289,171)	$(296,316,960)	$1,606,901,991

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$1,629,702	$--	$1,629,702	$--
Domestic Equity Funds	819,821,724	819,821,724	--	--
International Equity Funds	629,385,066	629,385,066	--	--
Bond Funds	105,879,773	105,879,773	--	--
Short-Term Funds	57,477,404	57,477,404	--	--
Total Investments in Securities:	$1,614,193,669	$1,612,563,967	$1,629,702	$--
Derivative Instruments:
Assets
Futures Contracts	$129,691	$129,691	$--	$--
Total Assets	$129,691	$129,691	$--	$--
Total Derivative Instruments:	$129,691	$129,691	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$129,691	$0
Total Equity Risk	129,691	0
Total Value of Derivatives	$129,691	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,627,842)	$1,629,702
Fidelity Central Funds (cost $5,661,762)	5,661,976
Other affiliated issuers (cost $1,896,239,207)	1,606,901,991
Total Investment in Securities (cost $1,903,528,811)		$1,614,193,669
Segregated cash with brokers for derivative instruments		834,462
Receivable for investments sold		839,360
Receivable for fund shares sold		6,445,559
Distributions receivable from Fidelity Central Funds		3,009
Receivable for daily variation margin on futures contracts		255,012
Total assets		1,622,571,071
Liabilities
Payable for investments purchased	$4,639,286
Payable for fund shares redeemed	1,809,473
Accrued management fee	875,982
Total liabilities		7,324,741
Net Assets		$1,615,246,330
Net Assets consist of:
Paid in capital		$1,874,852,393
Total accumulated earnings (loss)		(259,606,063)
Net Assets		$1,615,246,330
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2060 Fund:
Net Asset Value, offering price and redemption price per share ($451,002,216 ÷ 45,710,447 shares)		$9.87
Class K:
Net Asset Value, offering price and redemption price per share ($933,551,061 ÷ 94,698,956 shares)		$9.86
Class K6:
Net Asset Value, offering price and redemption price per share ($230,693,053 ÷ 23,411,663 shares)		$9.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$37,096,628
Interest		15,237
Income from Fidelity Central Funds		31,184
Total income		37,143,049
Expenses
Management fee	$10,413,104
Independent trustees' fees and expenses	5,893
Total expenses before reductions	10,418,997
Expense reductions	(163)
Total expenses after reductions		10,418,834
Net investment income (loss)		26,724,215
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,970
Fidelity Central Funds	7
Other affiliated issuers	(4,289,171)
Futures contracts	4,797,631
Capital gain distributions from underlying funds:
Affiliated issuers	58,981,797
Total net realized gain (loss)		59,495,234
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,859
Fidelity Central Funds	175
Other affiliated issuers	(296,316,960)
Futures contracts	164,813
Total change in net unrealized appreciation (depreciation)		(296,150,113)
Net gain (loss)		(236,654,879)
Net increase (decrease) in net assets resulting from operations		$(209,930,664)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,724,215	$15,717,482
Net realized gain (loss)	59,495,234	59,347,062
Change in net unrealized appreciation (depreciation)	(296,150,113)	(50,294,411)
Net increase (decrease) in net assets resulting from operations	(209,930,664)	24,770,133
Distributions to shareholders	(94,869,567)	(52,942,972)
Share transactions - net increase (decrease)	631,151,652	499,126,039
Total increase (decrease) in net assets	326,351,421	470,953,200
Net Assets
Beginning of period	1,288,894,909	817,941,709
End of period	$1,615,246,330	$1,288,894,909

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2060 Fund

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.76	$12.20	$11.01	$9.78	$10.45
Income from Investment Operations
Net investment income (loss)A	.19	.17	.13	.16	.16
Net realized and unrealized gain (loss)	(1.34)	.01	1.46	1.37	(.53)
Total from investment operations	(1.15)	.18	1.59	1.53	(.37)
Distributions from net investment income	(.19)	(.16)	(.13)	(.13)	(.12)
Distributions from net realized gain	(.55)	(.45)	(.26)	(.17)	(.17)
Total distributions	(.74)	(.62)B	(.40)C	(.30)	(.30)D
Net asset value, end of period	$9.87	$11.76	$12.20	$11.01	$9.78
Total ReturnE	(10.80)%	1.78%	14.50%	16.01%	(3.67)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.75%	.75%	.66%H	- %I	- %I
Expenses net of fee waivers, if any	.75%	.75%	.66%H	-%	-%
Expenses net of all reductions	.75%	.75%	.66%H	-%	-%
Net investment income (loss)	1.59%	1.46%	1.09%	1.54%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$451,002	$367,472	$241,896	$116,155	$47,019
Portfolio turnover rateG	25%	16%	11%J	21%	31%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.62 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.454 per share.

 C Total distributions of $.40 per share is comprised of distributions from net investment income of $.132 and distributions from net realized gain of $.263 per share.

 D Total distributions of .30 per share is comprised of distributions from net investment income of $.121 and distributions from net realized gain of $.174 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount represents less than .005%.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2060 Fund Class K

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.74	$12.19	$11.65
Income from Investment Operations
Net investment income (loss)B	.20	.19	.16
Net realized and unrealized gain (loss)	(1.34)	(.01)C	.68
Total from investment operations	(1.14)	.18	.84
Distributions from net investment income	(.19)	(.17)	(.15)
Distributions from net realized gain	(.55)	(.45)	(.15)
Total distributions	(.74)	(.63)D	(.30)
Net asset value, end of period	$9.86	$11.74	$12.19
Total ReturnE,F	(10.66)%	1.80%	7.19%
Ratios to Average Net AssetsG,H
Expenses before reductions	.64%	.64%	.65%I,J
Expenses net of fee waivers, if any	.64%	.64%	.65%I,J
Expenses net of all reductions	.64%	.64%	.65%I,J
Net investment income (loss)	1.69%	1.57%	1.92%I
Supplemental Data
Net assets, end of period (000 omitted)	$933,551	$784,848	$549,158
Portfolio turnover rateH	25%	16%	11%K

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.63 per share is comprised of distributions from net investment income of $.172 and distributions from net realized gain of $.454 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2060 Fund Class K6

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.75	$12.20	$11.40
Income from Investment Operations
Net investment income (loss)B	.22	.20	.14
Net realized and unrealized gain (loss)	(1.35)	–C	.96
Total from investment operations	(1.13)	.20	1.10
Distributions from net investment income	(.21)	(.20)	(.15)
Distributions from net realized gain	(.56)	(.45)	(.15)
Total distributions	(.77)	(.65)	(.30)
Net asset value, end of period	$9.85	$11.75	$12.20
Total ReturnD,E	(10.65)%	2.05%	9.65%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%	.50%H	.50%H,I
Expenses net of fee waivers, if any	.49%	.50%H	.50%H,I
Expenses net of all reductions	.49%	.50%H	.50%H,I
Net investment income (loss)	1.84%	1.71%	1.44%I
Supplemental Data
Net assets, end of period (000 omitted)	$230,693	$136,574	$26,888
Portfolio turnover rateG	25%	16%	11%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2065 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	11.2
Fidelity Series International Growth Fund	8.3
Fidelity Series Intrinsic Opportunities Fund	8.1
Fidelity Series International Value Fund	7.5
Fidelity Series Overseas Fund	7.3
Fidelity Series Large Cap Stock Fund	7.3
Fidelity Series Growth Company Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	5.5
Fidelity Series Value Discovery Fund	3.9
Fidelity Series Opportunistic Insights Fund	3.8
69.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	50.1%
International Equity Funds	39.5%
Bond Funds	6.6%
Short-Term Funds	3.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2065 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 50.1%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	98,309	$770,740
Fidelity Series Blue Chip Growth Fund (a)	105,305	1,358,432
Fidelity Series Commodity Strategy Fund (a)	374,669	1,367,541
Fidelity Series Growth Company Fund (a)	176,688	2,774,005
Fidelity Series Intrinsic Opportunities Fund (a)	255,274	3,247,083
Fidelity Series Large Cap Stock Fund (a)	241,156	2,891,456
Fidelity Series Large Cap Value Index Fund (a)	82,091	788,891
Fidelity Series Opportunistic Insights Fund (a)	97,784	1,498,051
Fidelity Series Small Cap Discovery Fund (a)	46,256	346,457
Fidelity Series Small Cap Opportunities Fund (a)	114,482	1,161,992
Fidelity Series Stock Selector Large Cap Value Fund (a)	243,695	2,188,378
Fidelity Series Value Discovery Fund (a)	155,496	1,544,072
TOTAL DOMESTIC EQUITY FUNDS
(Cost $24,213,174)		19,937,098

International Equity Funds - 39.5%
Fidelity Series Canada Fund (a)	97,181	805,631
Fidelity Series Emerging Markets Fund (a)	68,222	483,010
Fidelity Series Emerging Markets Opportunities Fund (a)	286,314	4,457,914
Fidelity Series International Growth Fund (a)	227,317	3,291,556
Fidelity Series International Small Cap Fund (a)	59,455	794,912
Fidelity Series International Value Fund (a)	421,068	3,006,424
Fidelity Series Overseas Fund (a)	334,366	2,892,263
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $18,949,160)		15,731,710

Bond Funds - 6.6%
Fidelity Series Emerging Markets Debt Fund (a)	31,869	256,863
Fidelity Series Floating Rate High Income Fund (a)	7,672	61,682
Fidelity Series High Income Fund (a)	37,106	305,753
Fidelity Series Inflation-Protected Bond Index Fund (a)	83,233	838,992
Fidelity Series International Credit Fund (a)	2,274	21,744
Fidelity Series Long-Term Treasury Bond Index Fund (a)	89,919	961,232
Fidelity Series Real Estate Income Fund (a)	20,487	172,497
TOTAL BOND FUNDS
(Cost $2,627,324)		2,618,763

Short-Term Funds - 3.8%
Fidelity Series Government Money Market Fund 0.4% (a)(b)	1,376,575	1,376,575
Fidelity Series Short-Term Credit Fund (a)	15,155	149,735
TOTAL SHORT-TERM FUNDS
(Cost $1,529,865)		1,526,310
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $47,319,523)		39,813,881
NET OTHER ASSETS (LIABILITIES) - 0.0%		(869)
NET ASSETS - 100%		$39,813,012

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$199
Total	$199

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$--	$1,032,055	$69,779	$62,693	$(6,853)	$(184,683)	$770,740
Fidelity Series Blue Chip Growth Fund	--	1,661,058	130,425	14,756	(8,382)	(163,819)	1,358,432
Fidelity Series Canada Fund	--	1,033,841	44,067	3,481	(278)	(183,865)	805,631
Fidelity Series Commodity Strategy Fund	--	1,754,906	94,203	3,604	(5,077)	(288,085)	1,367,541
Fidelity Series Emerging Markets Debt Fund	--	312,857	15,871	3,791	(339)	(39,784)	256,863
Fidelity Series Emerging Markets Fund	--	639,249	25,654	4,051	(1,069)	(129,516)	483,010
Fidelity Series Emerging Markets Opportunities Fund	--	5,674,018	223,720	40,564	(9,778)	(982,606)	4,457,914
Fidelity Series Floating Rate High Income Fund	--	73,062	3,748	870	(179)	(7,453)	61,682
Fidelity Series Government Money Market Fund 0.4%	--	1,596,242	219,667	1,677	--	--	1,376,575
Fidelity Series Growth Company Fund	--	3,423,519	291,810	114,515	(21,953)	(335,751)	2,774,005
Fidelity Series High Income Fund	--	367,423	22,920	4,847	(1,600)	(37,150)	305,753
Fidelity Series Inflation-Protected Bond Index Fund	--	967,642	127,957	4,232	(632)	(61)	838,992
Fidelity Series International Credit Fund	--	24,216	977	330	(33)	(1,462)	21,744
Fidelity Series International Growth Fund	--	4,103,181	288,268	48,421	(20,176)	(503,181)	3,291,556
Fidelity Series International Small Cap Fund	--	1,053,620	92,481	14,605	(7,646)	(158,581)	794,912
Fidelity Series International Value Fund	--	4,154,276	286,915	53,730	(33,477)	(827,460)	3,006,424
Fidelity Series Intrinsic Opportunities Fund	--	4,290,007	285,012	22,903	(18,850)	(739,062)	3,247,083
Fidelity Series Investment Grade Bond Fund	--	51,226	49,202	123	(2,024)	--	--
Fidelity Series Large Cap Stock Fund	--	3,746,575	205,471	31,385	(15,231)	(634,417)	2,891,456
Fidelity Series Large Cap Value Index Fund	--	1,085,675	72,898	23,679	(7,171)	(216,715)	788,891
Fidelity Series Long-Term Treasury Bond Index Fund	--	1,288,054	456,657	29,296	4,273	125,562	961,232
Fidelity Series Opportunistic Insights Fund	--	1,895,682	142,995	73,973	(11,819)	(242,817)	1,498,051
Fidelity Series Overseas Fund	--	3,426,676	97,164	2,335	(5,009)	(432,240)	2,892,263
Fidelity Series Real Estate Income Fund	--	230,139	9,181	2,074	(247)	(48,214)	172,497
Fidelity Series Short-Term Credit Fund	--	159,329	6,016	629	(23)	(3,555)	149,735
Fidelity Series Small Cap Discovery Fund	--	515,358	29,366	6,503	(3,161)	(136,374)	346,457
Fidelity Series Small Cap Opportunities Fund	--	1,563,066	99,140	7,252	(7,983)	(293,951)	1,161,992
Fidelity Series Stock Selector Large Cap Value Fund	--	3,019,614	168,535	81,381	(16,938)	(645,763)	2,188,378
Fidelity Series Value Discovery Fund	--	2,093,510	143,141	39,338	(11,658)	(394,639)	1,544,072
	$--	$51,236,076	$3,703,240	$697,038	$(213,313)	$(7,505,642)	$39,813,881

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2065 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $47,319,523)	$39,813,881
Total Investment in Securities (cost $47,319,523)		$39,813,881
Receivable for investments sold		131,507
Receivable for fund shares sold		510,609
Total assets		40,455,997
Liabilities
Payable for investments purchased	$601,983
Payable for fund shares redeemed	21,966
Accrued management fee	19,036
Total liabilities		642,985
Net Assets		$39,813,012
Net Assets consist of:
Paid in capital		$47,167,961
Total accumulated earnings (loss)		(7,354,949)
Net Assets		$39,813,012
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2065 Fund:
Net Asset Value, offering price and redemption price per share ($13,332,302 ÷ 1,564,864 shares)		$8.52
Class K:
Net Asset Value, offering price and redemption price per share ($20,386,592 ÷ 2,392,557 shares)		$8.52
Class K6:
Net Asset Value, offering price and redemption price per share ($6,094,118 ÷ 714,525 shares)		$8.53

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 28, 2019 (commencement of operations) to March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$251,905
Interest		16
Income from Fidelity Central Funds		199
Total income		252,120
Expenses
Management fee	$68,769
Independent trustees' fees and expenses	24
Total expenses		68,793
Net investment income (loss)		183,327
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(213,313)
Futures contracts	(1,934)
Capital gain distributions from underlying funds:
Affiliated issuers	445,133
Total net realized gain (loss)		229,886
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(7,505,642)
Total change in net unrealized appreciation (depreciation)		(7,505,642)
Net gain (loss)		(7,275,756)
Net increase (decrease) in net assets resulting from operations		$(7,092,429)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 28, 2019 (commencement of operations) to March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$183,327
Net realized gain (loss)	229,886
Change in net unrealized appreciation (depreciation)	(7,505,642)
Net increase (decrease) in net assets resulting from operations	(7,092,429)
Distributions to shareholders	(262,520)
Share transactions - net increase (decrease)	47,167,961
Total increase (decrease) in net assets	39,813,012
Net Assets
Beginning of period	–
End of period	$39,813,012

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2065 Fund

Years ended March 31,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.13
Net realized and unrealized gain (loss)	(1.46)
Total from investment operations	(1.33)
Distributions from net investment income	(.12)
Distributions from net realized gain	(.03)
Total distributions	(.15)
Net asset value, end of period	$8.52
Total ReturnC	(13.60)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.76%F,G
Expenses net of fee waivers, if any	.76%F,G
Expenses net of all reductions	.76%F,G
Net investment income (loss)	1.71%F
Supplemental Data
Net assets, end of period (000 omitted)	$13,332
Portfolio turnover rateE	33%F

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2065 Fund Class K

Years ended March 31,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.13
Net realized and unrealized gain (loss)	(1.45)
Total from investment operations	(1.32)
Distributions from net investment income	(.13)
Distributions from net realized gain	(.03)
Total distributions	(.16)
Net asset value, end of period	$8.52
Total ReturnC	(13.55)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.65%F,G
Expenses net of fee waivers, if any	.65%F,G
Expenses net of all reductions	.65%F,G
Net investment income (loss)	1.81%F
Supplemental Data
Net assets, end of period (000 omitted)	$20,387
Portfolio turnover rateE	33%F

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2065 Fund Class K6

Years ended March 31,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.15
Net realized and unrealized gain (loss)	(1.46)
Total from investment operations	(1.31)
Distributions from net investment income	(.13)
Distributions from net realized gain	(.03)
Total distributions	(.16)
Net asset value, end of period	$8.53
Total ReturnC	(13.43)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F,G
Expenses net of fee waivers, if any	.50%F,G
Expenses net of all reductions	.50%F,G
Net investment income (loss)	1.97%F
Supplemental Data
Net assets, end of period (000 omitted)	$6,094
Portfolio turnover rateE	33%F

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2020

1. Organization.

Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom 2060 Fund and Fidelity Freedom 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Fidelity Freedom, Class K and Class K6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company LLC (FMR).

Effective January 1, 2020, investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by the each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Distributions from the Underlying Funds that are deemed to be return of capital are recorded as a reduction of cost of investments. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in each Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in each accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Fidelity Freedom 2010 Fund	$86,108
Fidelity Freedom 2020 Fund	226,065
Fidelity Freedom 2030 Fund	206,130

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2020, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Income Fund	$3,007,331,831	$154,151,823	$(80,382,267)	$73,769,556
Fidelity Freedom 2005 Fund	935,314,411	33,913,171	(32,802,457)	1,110,714
Fidelity Freedom 2010 Fund	4,891,931,394	252,850,039	(179,948,680)	72,901,359
Fidelity Freedom 2015 Fund	7,085,504,765	460,582,166	(297,740,740)	162,841,426
Fidelity Freedom 2020 Fund	22,194,345,084	1,444,346,907	(1,125,909,675)	318,437,232
Fidelity Freedom 2025 Fund	24,395,666,266	1,536,678,779	(1,696,137,615)	(159,458,836)
Fidelity Freedom 2030 Fund	28,770,056,779	2,009,515,458	(2,288,095,937)	(278,580,479)
Fidelity Freedom 2035 Fund	20,272,206,446	1,494,302,312	(2,146,983,177)	(652,680,865)
Fidelity Freedom 2040 Fund	20,046,435,119	1,593,222,645	(2,299,716,599)	(706,493,954)
Fidelity Freedom 2045 Fund	13,132,149,831	887,742,844	(1,625,735,013)	(737,992,169)
Fidelity Freedom 2050 Fund	11,519,663,647	735,772,562	(1,450,331,509)	(714,558,947)
Fidelity Freedom 2055 Fund	5,959,727,757	176,362,901	(909,008,874)	(732,645,973)
Fidelity Freedom 2060 Fund	1,917,765,025	23,184,071	(326,755,427)	(303,571,356)
Fidelity Freedom 2065 Fund	47,538,061	416,636	(8,140,816)	(7,724,180)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Freedom Income Fund	$7,505,095	$36,429,221	$73,769,556
Fidelity Freedom 2005 Fund	3,360,798	12,511,078	1,110,714
Fidelity Freedom 2010 Fund	16,189,192	110,371,845	72,901,359
Fidelity Freedom 2015 Fund	20,600,975	207,436,470	162,841,426
Fidelity Freedom 2020 Fund	40,649,678	667,981,781	318,437,232
Fidelity Freedom 2025 Fund	27,007,173	614,845,270	(159,458,836)
Fidelity Freedom 2030 Fund	38,644,472	837,385,656	(278,580,479)
Fidelity Freedom 2035 Fund	5,182,569	627,390,486	(652,680,865)
Fidelity Freedom 2040 Fund	5,311,574	636,583,139	(706,493,954)
Fidelity Freedom 2045 Fund	3,258,602	385,633,353	(737,992,169)
Fidelity Freedom 2050 Fund	291,463	337,938,765	(714,558,947)
Fidelity Freedom 2055 Fund	–	150,979,872	(732,645,973)
Fidelity Freedom 2060 Fund	482,035	43,483,259	(303,571,356)
Fidelity Freedom 2065 Fund	18,948	350,283	(7,724,180)

Certain of the Funds intend to elect to defer to the next fiscal year ordinary losses recognized during the period January 1, 2020 to March 31, 2020. Loss deferrals were as follows:

Ordinary losses
Fidelity Freedom 2055 Fund	$1,545,323

The tax character of distributions paid was as follows:

March 31, 2020
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Income Fund	$74,452,842	$48,127,654	$122,580,496
Fidelity Freedom 2005 Fund	22,647,361	21,353,117	44,000,478
Fidelity Freedom 2010 Fund	130,318,508	195,859,522	326,178,030
Fidelity Freedom 2015 Fund	193,391,587	378,348,563	571,740,150
Fidelity Freedom 2020 Fund	617,418,507	1,161,684,273	1,779,102,780
Fidelity Freedom 2025 Fund	614,182,410	1,105,256,122	1,719,438,532
Fidelity Freedom 2030 Fund	689,868,781	1,585,765,958	2,275,634,739
Fidelity Freedom 2035 Fund	445,967,119	1,143,759,038	1,589,726,157
Fidelity Freedom 2040 Fund	446,627,446	1,141,361,550	1,587,988,996
Fidelity Freedom 2045 Fund	264,364,694	703,101,131	967,465,825
Fidelity Freedom 2050 Fund	231,178,276	600,607,111	831,785,387
Fidelity Freedom 2055 Fund	107,352,866	257,354,518	364,707,384
Fidelity Freedom 2060 Fund	31,895,828	62,973,739	94,869,567
Fidelity Freedom 2065 Fund(a)	240,602	21,918	262,520

 (a) For the period June 28, 2019 (commencement of operations) to March 31, 2020.

March 31, 2019
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Income Fund	$85,762,017	$92,431,324	$178,193,341
Fidelity Freedom 2005 Fund	23,667,602	28,005,426	51,673,028
Fidelity Freedom 2010 Fund	147,745,652	255,632,399	403,378,051
Fidelity Freedom 2015 Fund	225,701,210	464,032,656	689,733,866
Fidelity Freedom 2020 Fund	659,329,138	1,208,075,925	1,867,405,063
Fidelity Freedom 2025 Fund	620,060,353	963,140,684	1,583,201,037
Fidelity Freedom 2030 Fund	685,028,902	1,380,090,599	2,065,119,501
Fidelity Freedom 2035 Fund	455,059,993	1,010,698,427	1,465,758,420
Fidelity Freedom 2040 Fund	459,497,027	1,084,167,920	1,543,664,947
Fidelity Freedom 2045 Fund	274,441,585	647,870,224	922,311,809
Fidelity Freedom 2050 Fund	230,344,728	542,180,904	772,525,632
Fidelity Freedom 2055 Fund	95,359,940	185,175,529	280,535,469
Fidelity Freedom 2060 Fund	20,901,956	32,041,016	52,942,972

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the applicable Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Freedom Income Fund
Equity Risk
Futures Contracts	$8,093,499	$473,698
Total Equity Risk	$8,093,499	$473,698
Interest Rate Risk
Futures Contracts	$69,832	$(94,070)
Total Interest Rate Risk	69,832	(94,070)
Totals	$8,163,331	$379,628
Fidelity Freedom 2005 Fund
Equity Risk
Futures Contracts	$2,477,853	$153,353
Total Equity Risk	$2,477,853	$153,353
Interest Rate Risk
Futures Contracts	$81,230	$(68,714)
Total Interest Rate Risk	81,230	(68,714)
Totals	$2,559,083	$84,639
Fidelity Freedom 2010 Fund
Equity Risk
Futures Contracts	$15,164,900	$979,390
Total Equity Risk	$15,164,900	$979,390
Interest Rate Risk
Futures Contracts	$572,408	$(485,168)
Total Interest Rate Risk	572,408	(485,168)
Totals	$15,737,308	$494,222
Fidelity Freedom 2015 Fund
Equity Risk
Futures Contracts	$21,642,246	$1,547,160
Total Equity Risk	$21,642,246	$1,547,160
Interest Rate Risk
Futures Contracts	$1,017,519	$(856,204)
Total Interest Rate Risk	1,017,519	(856,204)
Totals	$22,659,765	$690,956
Fidelity Freedom 2020 Fund
Equity Risk
Futures Contracts	$63,625,858	$5,424,174
Total Equity Risk	$63,625,858	$5,424,174
Interest Rate Risk
Futures Contracts	$3,227,886	$(2,712,031)
Total Interest Rate Risk	3,227,886	(2,712,031)
Totals	$66,853,744	$2,712,143
Fidelity Freedom 2025 Fund
Equity Risk
Futures Contracts	$65,907,868	$5,441,462
Total Equity Risk	$65,907,868	$5,441,462
Interest Rate Risk
Futures Contracts	$3,281,829	$(2,768,491)
Total Interest Rate Risk	3,281,829	(2,768,491)
Totals	$69,189,697	$2,672,971
Fidelity Freedom 2030 Fund
Equity Risk
Futures Contracts	$84,691,398	$6,591,592
Total Equity Risk	$84,691,398	$6,591,592
Interest Rate Risk
Futures Contracts	$3,506,881	$(2,896,285)
Total Interest Rate Risk	3,506,881	(2,896,285)
Totals	$88,198,279	$3,695,307
Fidelity Freedom 2035 Fund
Equity Risk
Futures Contracts	$63,068,755	$4,985,531
Total Equity Risk	$63,068,755	$4,985,531
Interest Rate Risk
Futures Contracts	$2,823,243	$(2,371,956)
Total Interest Rate Risk	2,823,243	(2,371,956)
Totals	$65,891,998	$2,613,575
Fidelity Freedom 2040 Fund
Equity Risk
Futures Contracts	$66,746,905	$2,646,309
Total Equity Risk	$66,746,905	$2,646,309
Interest Rate Risk
Futures Contracts	$1,202,119	$(1,022,431)
Total Interest Rate Risk	1,202,119	(1,022,431)
Totals	$67,949,024	$1,623,878
Fidelity Freedom 2045 Fund
Equity Risk
Futures Contracts	$41,002,323	$1,644,403
Total Equity Risk	$41,002,323	$1,644,403
Interest Rate Risk
Futures Contracts	$768,417	$(650,620)
Total Interest Rate Risk	768,417	(650,620)
Totals	$41,770,740	$993,783
Fidelity Freedom 2050 Fund
Equity Risk
Futures Contracts	$35,408,568	$1,405,323
Total Equity Risk	$35,408,568	$1,405,323
Interest Rate Risk
Futures Contracts	$661,895	$(560,059)
Total Interest Rate Risk	661,895	(560,059)
Totals	$36,070,463	$845,262
Fidelity Freedom 2055 Fund
Equity Risk
Futures Contracts	$16,260,515	$802,389
Total Equity Risk	$16,260,515	$802,389
Interest Rate Risk
Futures Contracts	$297,865	$(254,079)
Total Interest Rate Risk	297,865	(254,079)
Totals	$16,558,380	$548,310
Fidelity Freedom 2060 Fund
Equity Risk
Futures Contracts	$4,721,548	$231,157
Total Equity Risk	$4,721,548	$231,157
Interest Rate Risk
Futures Contracts	$76,083	$(66,344)
Total Interest Rate Risk	76,083	(66,344)
Totals	$4,797,631	$164,813
Fidelity Freedom 2065 Fund
Equity Risk
Futures Contracts	$(1,934)	$–
Total Equity Risk	$(1,934)	$–

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period except for the Funds noted in the table below. For the period, the average monthly notional amount at value for futures contracts in the aggregate for each applicable Fund was as follows:

Fidelity Freedom Income Fund	$11,545,333
Fidelity Freedom 2005 Fund	4,010,462
Fidelity Freedom 2010 Fund	25,712,935
Fidelity Freedom 2015 Fund	42,273,006
Fidelity Freedom 2020 Fund	131,291,370
Fidelity Freedom 2025 Fund	129,907,159

Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Income Fund	563,513,407	809,204,130
Fidelity Freedom 2005 Fund	243,471,473	237,230,211
Fidelity Freedom 2010 Fund	1,035,723,394	1,668,465,716
Fidelity Freedom 2015 Fund	1,755,378,184	2,902,285,905
Fidelity Freedom 2020 Fund	6,069,906,202	9,301,208,352
Fidelity Freedom 2025 Fund	7,865,970,739	8,224,234,894
Fidelity Freedom 2030 Fund	10,249,157,936	10,177,106,108
Fidelity Freedom 2035 Fund	7,561,307,613	6,871,975,570
Fidelity Freedom 2040 Fund	6,681,464,524	6,286,130,182
Fidelity Freedom 2045 Fund	4,707,002,238	3,889,597,560
Fidelity Freedom 2050 Fund	4,231,548,325	3,328,745,001
Fidelity Freedom 2055 Fund	2,442,137,418	1,437,172,249
Fidelity Freedom 2060 Fund	1,011,599,061	391,303,807
Fidelity Freedom 2065 Fund	51,236,076	3,703,240

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For each Fund, with the exception of Fidelity Freedom 2065 Fund, the management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Fidelity Freedom Class)	Annual % of Class-Level Average Net Assets (Classes K, K6)
Fidelity Freedom Income Fund	.465%	.415%
Fidelity Freedom 2005 Fund	.474%	.422%
Fidelity Freedom 2010 Fund	.516%	.454%
Fidelity Freedom 2015 Fund	.559%	.489%
Fidelity Freedom 2020 Fund	.601%	.524%
Fidelity Freedom 2025 Fund	.644%	.559%
Fidelity Freedom 2030 Fund	.686%	.594%
Fidelity Freedom 2035 Fund	.729%	.629%
Fidelity Freedom 2040 Fund	.746%	.643%
Fidelity Freedom 2045 Fund	.746%	.643%
Fidelity Freedom 2050 Fund	.746%	.643%
Fidelity Freedom 2055 Fund	.746%	.643%
Fidelity Freedom 2060 Fund	.746%	.643%
Fidelity Freedom 2065 Fund	.746%	.643%

Under the expense contract, the investment adviser pays class-level expenses for Class K6 of each Fund as necessary so that Class K6 total expenses do not exceed certain amounts of Class K6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class K6)
Fidelity Freedom Income Fund	.365%
Fidelity Freedom 2005 Fund	.369%
Fidelity Freedom 2010 Fund	.388%
Fidelity Freedom 2015 Fund	.408%
Fidelity Freedom 2020 Fund	.427%
Fidelity Freedom 2025 Fund	.446%
Fidelity Freedom 2030 Fund	.466%
Fidelity Freedom 2035 Fund	.485%
Fidelity Freedom 2040 Fund	.493%
Fidelity Freedom 2045 Fund	.493%
Fidelity Freedom 2050 Fund	.493%
Fidelity Freedom 2055 Fund	.493%
Fidelity Freedom 2060 Fund	.493%
Fidelity Freedom 2065 Fund	.493%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Freedom Income Fund	$36
Fidelity Freedom 2005 Fund	89
Fidelity Freedom 2010 Fund	23
Fidelity Freedom 2015 Fund	197
Fidelity Freedom 2020 Fund	2
Fidelity Freedom 2025 Fund	2
Fidelity Freedom 2035 Fund	3
Fidelity Freedom 2040 Fund	15
Fidelity Freedom 2055 Fund	34
Fidelity Freedom 2060 Fund	163

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended March 31, 2020	Year ended March 31, 2019
Fidelity Freedom Income Fund
Distributions to shareholders
Fidelity Freedom Income Fund	$72,007,586	$102,717,403
Class K	43,479,313	70,626,011
Class K6	7,093,597	4,849,927
Total	$122,580,496	$178,193,341
Fidelity Freedom 2005 Fund
Distributions to shareholders
Fidelity Freedom 2005 Fund	$25,491,635	$29,853,841
Class K	15,775,254	20,287,074
Class K6	2,733,589	1,532,113
Total	$44,000,478	$51,673,028
Fidelity Freedom 2010 Fund
Distributions to shareholders
Fidelity Freedom 2010 Fund	$211,793,549	$253,919,287
Class K	99,095,225	139,656,036
Class K6	15,289,256	9,802,728
Total	$326,178,030	$403,378,051
Fidelity Freedom 2015 Fund
Distributions to shareholders
Fidelity Freedom 2015 Fund	$324,113,832	$377,354,021
Class K	207,703,580	287,986,155
Class K6	39,922,738	24,393,690
Total	$571,740,150	$689,733,866
Fidelity Freedom 2020 Fund
Distributions to shareholders
Fidelity Freedom 2020 Fund	$815,401,294	$826,399,967
Class K	815,964,865	956,998,176
Class K6	147,736,621	84,006,920
Total	$1,779,102,780	$1,867,405,063
Fidelity Freedom 2025 Fund
Distributions to shareholders
Fidelity Freedom 2025 Fund	$697,439,181	$643,389,684
Class K	836,842,165	845,201,451
Class K6	185,157,186	94,609,902
Total	$1,719,438,532	$1,583,201,037
Fidelity Freedom 2030 Fund
Distributions to shareholders
Fidelity Freedom 2030 Fund	$923,094,479	$832,766,884
Class K	1,123,248,324	1,115,314,992
Class K6	229,291,936	117,037,625
Total	$2,275,634,739	$2,065,119,501
Fidelity Freedom 2035 Fund
Distributions to shareholders
Fidelity Freedom 2035 Fund	$596,847,384	$550,912,169
Class K	803,187,819	813,680,040
Class K6	189,690,955	101,166,211
Total	$1,589,726,158	$1,465,758,420
Fidelity Freedom 2040 Fund
Distributions to shareholders
Fidelity Freedom 2040 Fund	$600,503,686	$581,170,903
Class K	813,339,526	864,717,475
Class K6	174,145,784	97,776,569
Total	$1,587,988,996	$1,543,664,947
Fidelity Freedom 2045 Fund
Distributions to shareholders
Fidelity Freedom 2045 Fund	$306,477,247	$293,629,110
Class K	534,743,331	563,596,638
Class K6	126,245,248	65,086,061
Total	$967,465,826	$922,311,809
Fidelity Freedom 2050 Fund
Distributions to shareholders
Fidelity Freedom 2050 Fund	$258,697,557	$241,462,546
Class K	471,956,025	478,387,408
Class K6	101,131,805	52,675,678
Total	$831,785,387	$772,525,632
Fidelity Freedom 2055 Fund
Distributions to shareholders
Fidelity Freedom 2055 Fund	$104,523,244	$81,845,595
Class K	214,235,275	178,822,212
Class K6	45,948,865	19,867,662
Total	$364,707,384	$280,535,469
Fidelity Freedom 2060 Fund
Distributions to shareholders
Fidelity Freedom 2060 Fund	$26,492,028	$15,371,631
Class K	56,366,020	33,767,760
Class K6	12,011,519	3,803,581
Total	$94,869,567	$52,942,972
Fidelity Freedom 2065 Fund(a)
Distributions to shareholders
Fidelity Freedom 2065 Fund	$95,175	$–
Class K	124,339	–
Class K6	43,006	–
Total	$262,520	$–

 (a) For the period June 28, 2019 (commencement of operations) to March 31, 2020.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2020	Year endedMarch 31, 2019	Year ended March 31, 2020	Year endedMarch 31, 2019
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund
Shares sold	26,121,699	25,058,541	$303,147,512	$286,757,008
Reinvestment of distributions	6,066,578	8,973,666	70,508,362	100,623,614
Shares redeemed	(40,236,864)	(41,698,472)	(463,467,479)	(476,864,729)
Net increase (decrease)	(8,048,587)	(7,666,265)	$(89,811,605)	$(89,484,107)
Class K
Shares sold	28,729,451	24,707,642	$331,959,653	$282,292,785
Reinvestment of distributions	3,749,746	6,301,112	43,479,313	70,626,011
Shares redeemed	(46,581,593)	(57,099,968)	(538,605,858)	(651,962,576)
Net increase (decrease)	(14,102,396)	(26,091,214)	$(163,166,892)	$(299,043,780)
Class K6
Shares sold	8,831,116	13,449,555	$102,603,018	$152,953,366
Reinvestment of distributions	611,102	436,212	7,093,597	4,849,927
Shares redeemed	(6,158,367)	(2,583,945)	(70,913,009)	(29,297,281)
Net increase (decrease)	3,283,851	11,301,822	$38,783,606	$128,506,012
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund
Shares sold	8,912,259	8,707,889	$109,473,280	$105,898,952
Reinvestment of distributions	2,045,322	2,498,926	25,171,128	29,581,031
Shares redeemed	(11,674,623)	(12,238,570)	(143,427,976)	(149,557,798)
Net increase (decrease)	(717,042)	(1,031,755)	$(8,783,568)	$(14,077,815)
Class K
Shares sold	13,255,967	9,255,304	$161,507,060	$113,037,972
Reinvestment of distributions	1,283,723	1,716,365	15,775,254	20,287,074
Shares redeemed	(14,809,527)	(15,495,358)	(180,732,126)	(188,855,616)
Net increase (decrease)	(269,837)	(4,523,689)	$(3,449,812)	$(55,530,570)
Class K6
Shares sold	4,347,669	3,528,841	$53,376,611	$42,992,308
Reinvestment of distributions	222,358	131,530	2,733,589	1,532,112
Shares redeemed	(2,107,046)	(1,034,182)	(25,611,844)	(12,433,043)
Net increase (decrease)	2,462,981	2,626,189	$30,498,356	$32,091,377
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund
Shares sold	20,894,956	22,137,663	$322,067,009	$343,265,947
Reinvestment of distributions	13,467,359	16,784,206	207,961,251	250,047,842
Shares redeemed	(47,396,893)	(48,968,002)	(727,176,694)	(758,581,263)
Net increase (decrease)	(13,034,578)	(10,046,133)	$(197,148,434)	$(165,267,474)
Class K
Shares sold	17,657,853	18,984,925	$272,197,499	$293,919,487
Reinvestment of distributions	6,430,073	9,374,907	99,095,225	139,656,036
Shares redeemed	(48,490,077)	(53,900,418)	(748,211,975)	(833,905,445)
Net increase (decrease)	(24,402,151)	(25,540,586)	$(376,919,251)	$(400,329,922)
Class K6
Shares sold	8,749,864	12,241,190	$135,382,945	$189,424,821
Reinvestment of distributions	992,761	670,199	15,289,256	9,802,728
Shares redeemed	(5,642,318)	(2,696,778)	(86,333,102)	(41,281,520)
Net increase (decrease)	4,100,307	10,214,611	$64,339,099	$157,946,029
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund
Shares sold	44,976,552	68,644,548	$571,738,724	$886,402,243
Reinvestment of distributions	25,205,665	30,420,107	320,413,116	373,367,843
Shares redeemed	(98,458,775)	(112,629,257)	(1,239,718,173)	(1,453,808,319)
Net increase (decrease)	(28,276,558)	(13,564,602)	$(347,566,333)	$(194,038,233)
Class K
Shares sold	38,083,926	48,472,774	$483,359,505	$623,037,344
Reinvestment of distributions	16,367,820	23,474,505	207,703,580	287,986,155
Shares redeemed	(109,548,479)	(145,174,941)	(1,386,895,050)	(1,869,172,103)
Net increase (decrease)	(55,096,733)	(73,227,662)	$(695,831,965)	$(958,148,604)
Class K6
Shares sold	23,243,423	35,938,671	$296,603,521	$463,016,828
Reinvestment of distributions	3,148,572	2,034,205	39,922,738	24,393,690
Shares redeemed	(16,133,607)	(7,934,238)	(203,711,568)	(100,776,398)
Net increase (decrease)	10,258,388	30,038,638	$132,814,691	$386,634,120
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund
Shares sold	139,690,923	174,048,484	$2,216,584,182	$2,786,786,989
Reinvestment of distributions	50,724,965	53,655,013	806,638,619	818,525,498
Shares redeemed	(226,315,748)	(226,928,918)	(3,555,625,580)	(3,635,996,707)
Net increase (decrease)	(35,899,860)	774,579	$(532,402,779)	$(30,684,220)
Class K
Shares sold	132,922,791	159,909,895	$2,101,196,756	$2,553,281,316
Reinvestment of distributions	51,419,484	62,766,863	815,964,865	956,998,176
Shares redeemed	(345,835,663)	(375,652,943)	(5,463,952,542)	(6,006,032,882)
Net increase (decrease)	(161,493,388)	(152,976,185)	$(2,546,790,921)	$(2,495,753,390)
Class K6
Shares sold	63,944,114	99,609,081	$1,017,603,053	$1,599,046,171
Reinvestment of distributions	9,303,329	5,641,608	147,736,621	84,006,919
Shares redeemed	(41,894,795)	(17,989,116)	(657,395,250)	(282,730,830)
Net increase (decrease)	31,352,648	87,261,573	$507,944,424	$1,400,322,260
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund
Shares sold	168,609,148	190,997,403	$2,342,236,834	$2,665,870,688
Reinvestment of distributions	49,663,947	48,080,617	692,028,162	639,002,472
Shares redeemed	(206,991,868)	(208,942,009)	(2,840,042,775)	(2,921,895,528)
Net increase (decrease)	11,281,227	30,136,011	$194,222,221	$382,977,632
Class K
Shares sold	209,650,490	219,109,631	$2,907,198,345	$3,047,407,947
Reinvestment of distributions	60,178,720	63,709,142	836,842,165	845,201,451
Shares redeemed	(335,238,445)	(385,355,828)	(4,630,919,320)	(5,360,718,475)
Net increase (decrease)	(65,409,235)	(102,537,055)	$(886,878,810)	$(1,468,109,077)
Class K6
Shares sold	98,473,970	143,847,621	$1,371,151,544	$2,010,911,795
Reinvestment of distributions	13,293,101	7,306,902	185,157,186	94,609,902
Shares redeemed	(51,551,759)	(19,510,064)	(707,624,891)	(267,428,812)
Net increase (decrease)	60,215,312	131,644,459	$848,683,839	$1,838,092,885
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund
Shares sold	134,513,465	150,298,688	$2,312,057,494	$2,620,161,152
Reinvestment of distributions	52,952,294	50,125,929	914,971,406	826,346,269
Shares redeemed	(155,274,636)	(154,952,069)	(2,638,655,453)	(2,709,471,936)
Net increase (decrease)	32,191,123	45,472,548	$588,373,447	$737,035,485
Class K
Shares sold	176,534,632	187,359,164	$3,029,214,168	$3,255,368,824
Reinvestment of distributions	65,114,314	67,704,007	1,123,248,324	1,115,314,992
Shares redeemed	(294,936,006)	(317,489,316)	(5,062,227,218)	(5,520,962,244)
Net increase (decrease)	(53,287,060)	(62,426,145)	$(909,764,726)	$(1,150,278,428)
Class K6
Shares sold	84,825,844	114,242,961	$1,468,459,705	$1,995,309,716
Reinvestment of distributions	13,260,008	7,297,869	229,291,936	117,037,625
Shares redeemed	(37,055,380)	(13,537,858)	(629,252,755)	(231,723,598)
Net increase (decrease)	61,030,472	108,002,972	$1,068,498,886	$1,880,623,743
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund
Shares sold	113,741,577	138,496,945	$1,630,766,349	$2,037,156,074
Reinvestment of distributions	40,976,204	39,740,764	592,915,749	547,688,796
Shares redeemed	(119,576,927)	(136,013,816)	(1,699,632,448)	(2,013,190,111)
Net increase (decrease)	35,140,854	42,223,893	$524,049,650	$571,654,759
Class K
Shares sold	168,867,390	185,251,656	$2,419,916,667	$2,714,632,551
Reinvestment of distributions	55,644,661	59,222,839	803,187,819	813,680,040
Shares redeemed	(244,892,441)	(289,910,315)	(3,518,499,555)	(4,248,047,149)
Net increase (decrease)	(20,380,390)	(45,435,820)	$(295,395,069)	$(719,734,558)
Class K6
Shares sold	83,491,582	112,638,479	$1,205,269,478	$1,660,559,280
Reinvestment of distributions	13,100,559	7,583,919	189,690,955	101,166,211
Shares redeemed	(36,490,371)	(13,041,070)	(518,046,774)	(187,832,399)
Net increase (decrease)	60,101,770	107,181,328	$876,913,659	$1,573,893,092
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund
Shares sold	148,207,317	182,072,693	$1,480,583,200	$1,878,923,853
Reinvestment of distributions	58,986,229	59,905,740	594,906,221	576,239,377
Shares redeemed	(161,849,253)	(185,049,244)	(1,606,161,212)	(1,921,335,739)
Net increase (decrease)	45,344,293	56,929,189	$469,328,209	$533,827,491
Class K
Shares sold	228,513,475	258,792,906	$2,280,569,001	$2,655,852,866
Reinvestment of distributions	80,764,580	90,012,951	813,339,526	864,717,475
Shares redeemed	(357,963,845)	(418,657,133)	(3,601,591,470)	(4,307,896,378)
Net increase (decrease)	(48,685,790)	(69,851,276)	$(507,682,943)	$(787,326,037)
Class K6
Shares sold	115,285,916	146,798,962	$1,161,910,139	$1,520,211,797
Reinvestment of distributions	17,249,575	10,519,511	174,145,784	97,776,568
Shares redeemed	(48,956,074)	(16,104,067)	(486,362,405)	(162,433,213)
Net increase (decrease)	83,579,417	141,214,406	$849,693,518	$1,455,555,152
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund
Shares sold	92,834,825	119,195,819	$1,052,711,401	$1,394,706,563
Reinvestment of distributions	26,536,232	26,703,997	303,790,239	291,331,809
Shares redeemed	(85,651,233)	(108,800,376)	(969,131,560)	(1,284,013,422)
Net increase (decrease)	33,719,824	37,099,440	$387,370,080	$402,024,950
Class K
Shares sold	169,535,052	183,374,163	$1,924,827,353	$2,134,406,191
Reinvestment of distributions	46,786,003	51,875,559	534,743,331	563,596,638
Shares redeemed	(218,505,191)	(261,085,998)	(2,496,482,111)	(3,037,292,345)
Net increase (decrease)	(2,184,136)	(25,836,276)	$(36,911,427)	$(339,289,516)
Class K6
Shares sold	83,338,110	99,663,304	$949,921,676	$1,164,218,713
Reinvestment of distributions	11,022,557	6,200,558	126,245,247	65,086,061
Shares redeemed	(33,203,180)	(9,815,182)	(375,039,791)	(111,945,159)
Net increase (decrease)	61,157,487	96,048,680	$701,127,132	$1,117,359,615
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund
Shares sold	86,803,107	104,143,856	$990,290,176	$1,224,783,503
Reinvestment of distributions	22,134,695	21,745,643	255,338,403	238,582,101
Shares redeemed	(77,352,469)	(90,449,638)	(882,546,280)	(1,071,655,417)
Net increase (decrease)	31,585,333	35,439,861	$363,082,299	$391,710,187
Class K
Shares sold	164,631,759	175,911,537	$1,876,495,556	$2,056,748,125
Reinvestment of distributions	40,989,580	43,756,458	471,956,025	478,387,408
Shares redeemed	(192,383,993)	(228,313,958)	(2,214,961,322)	(2,677,330,866)
Net increase (decrease)	13,237,346	(8,645,963)	$133,490,259	$(142,195,333)
Class K6
Shares sold	69,709,805	80,095,292	$800,271,011	$947,863,380
Reinvestment of distributions	8,752,663	4,987,171	101,131,805	52,675,678
Shares redeemed	(26,451,258)	(8,983,925)	(300,989,378)	(103,494,973)
Net increase (decrease)	52,011,210	76,098,538	$600,413,438	$897,044,085
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund
Shares sold	49,395,268	53,445,059	$643,035,222	$709,023,239
Reinvestment of distributions	7,798,392	6,462,035	102,625,840	80,509,228
Shares redeemed	(34,001,316)	(38,484,032)	(442,574,631)	(514,580,553)
Net increase (decrease)	23,192,344	21,423,062	$303,086,431	$274,951,914
Class K
Shares sold	98,294,050	98,682,302	$1,279,899,187	$1,305,321,274
Reinvestment of distributions	16,294,147	14,422,538	214,235,276	178,822,212
Shares redeemed	(81,781,810)	(91,913,657)	(1,071,944,342)	(1,217,064,799)
Net increase (decrease)	32,806,387	21,191,183	$422,190,121	$267,078,687
Class K6
Shares sold	35,389,462	33,803,827	$461,897,087	$452,490,356
Reinvestment of distributions	3,484,682	1,656,647	45,948,865	19,867,662
Shares redeemed	(12,065,028)	(3,933,170)	(157,096,769)	(51,403,131)
Net increase (decrease)	26,809,116	31,527,304	$350,749,183	$420,954,887
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund
Shares sold	24,715,754	20,107,238	$289,885,103	$237,700,369
Reinvestment of distributions	2,154,814	1,350,122	25,699,575	14,977,346
Shares redeemed	(12,415,399)	(10,024,630)	(146,323,853)	(119,574,619)
Net increase (decrease)	14,455,169	11,432,730	$169,260,825	$133,103,096
Class K
Shares sold	52,717,569	43,960,200	$617,142,995	$518,763,344
Reinvestment of distributions	4,733,025	3,063,146	56,366,020	33,767,760
Shares redeemed	(29,579,858)	(25,243,734)	(350,106,972)	(298,055,315)
Net increase (decrease)	27,870,736	21,779,612	$323,402,043	$254,475,789
Class K6
Shares sold	15,209,903	10,340,589	$178,501,702	$122,533,903
Reinvestment of distributions	1,003,574	354,539	12,011,519	3,803,581
Shares redeemed	(4,429,681)	(1,270,778)	(52,024,437)	(14,790,330)
Net increase (decrease)	11,783,796	9,424,350	$138,488,784	$111,547,154
Fidelity Freedom 2065 Fund(a)
Fidelity Freedom 2065 Fund
Shares sold	1,748,380	–	$17,740,722	$–
Reinvestment of distributions	8,870	–	95,175	–
Shares redeemed	(192,386)	–	(1,889,544)	–
Net increase (decrease)	1,564,864	–	$15,946,353	$–
Class K
Shares sold	3,185,241	–	$31,981,556	$–
Reinvestment of distributions	11,588	–	124,339	–
Shares redeemed	(804,272)	–	(8,000,885)	–
Net increase (decrease)	2,392,557	–	$24,105,010	$–
Class K6
Shares sold	770,120	–	$7,618,052	$–
Reinvestment of distributions	4,004	–	43,007	–
Shares redeemed	(59,599)	–	(544,461)	–
Net increase (decrease)	714,525	–	$7,116,598	$–

 (a) For the period June 28, 2019 (commencement of operations) to March 31, 2020.

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

	Fidelity Freedom 2020 Fund	Fidelity Freedom 2025 Fund	Fidelity Freedom 2030 Fund	Fidelity Freedom 2035 Fund	Fidelity Freedom 2040 Fund	Fidelity Freedom 2045 Fund
Fidelity Series Small Cap Opportunities Fund	-	-	14%	13%	14%	-
Fidelity Series Investment Grade Bond Fund	19%	18%	18%	-	-	-
Fidelity Series All-Sector Equity Fund	-	10%	14%	13%	14%	-
Fidelity Series Emerging Markets Opportunities Fund	-	11%	15%	12%	13%	-
Fidelity Series Inflation-Protected Bond Index Fund	14%	14%	13%	-	-	-
Fidelity Series High Income Fund	11%	12%	14%	10%	10%	-
Fidelity Series Floating Rate High Income Fund	11%	12%	14%	-	-	-
Fidelity Series Real Estate Income Fund	12%	12%	15%	10%	10%	-
Fidelity Series Commodity Strategy Fund	11%	12%	15%	-	-	-
Fidelity Series International Growth Fund	-	11%	15%	12%	13%	-
Fidelity Series International Value Fund	-	11%	15%	12%	13%	-
Fidelity Series International Small Cap Fund	-	11%	15%	12%	13%	-
Fidelity Series Emerging Markets Debt Fund	11%	12%	14%	10%	-	-
Fidelity Series Value Discovery Fund	-	-	17%	12%	13%	-
Fidelity Series Intrinsic Opportunities Fund	-	12%	14%	14%	16%	10%
Fidelity Series Large Cap Stock Fund	-	-	14%	12%	14%	-
Fidelity Series Opportunistic Insights Fund	-	10%	15%	13%	14%	-
Fidelity Series Stock Selector Large Cap Value Fund	-	10%	16%	13%	14%	-
Fidelity Series Growth Company Fund	-	12%	15%	15%	16%	10%
Fidelity Series Blue Chip Growth Fund	-	11%	13%	13%	15%	-
Fidelity Series Large Cap Value Index Fund	-	-	16%	12%	13%	-
Fidelity Series Small Cap Discovery Fund	-	11%	17%	14%	16%	10%
Fidelity Series Short-Term Credit Fund	18%	12%	-	-	-	-
Fidelity Series Government Money Market Fund	16%	12%	-	-	-	-
Fidelity Series Long-Term Treasury Bond Index Fund	-	-	11%	-	-	-
Fidelity Series International Credit Fund	18%	15%	15%	-	-	-
Fidelity Series Canada Fund	-	11%	15%	12%	13%	-
Fidelity Series Emerging Markets Fund	-	11%	15%	12%	13%	-
Fidelity Series Overseas Fund	-	11%	15%	12%	13%	-

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Small Cap Opportunities Fund	83%
Fidelity Series Investment Grade Bond Fund	78%
Fidelity Series All-Sector Equity Fund	84%
Fidelity Series Emerging Markets Opportunities Fund	85%
Fidelity Series Inflation-Protected Bond Index Fund	67%
Fidelity Series High Income Fund	82%
Fidelity Series Floating Rate High Income Fund	81%
Fidelity Series Real Estate Income Fund	83%
Fidelity Series Commodity Strategy Fund	82%
Fidelity Series International Growth Fund	86%
Fidelity Series International Value Fund	86%
Fidelity Series International Small Cap Fund	86%
Fidelity Series Emerging Markets Debt Fund	82%
Fidelity Series Value Discovery Fund	80%
Fidelity Series Intrinsic Opportunities Fund	96%
Fidelity Series Large Cap Stock Fund	82%
Fidelity Series Opportunistic Insights Fund	84%
Fidelity Series Stock Selector Large Cap Value Fund	86%
Fidelity Series Growth Company Fund	96%
Fidelity Series Blue Chip Growth Fund	89%
Fidelity Series Large Cap Value Index Fund	77%
Fidelity Series Small Cap Discovery Fund	96%
Fidelity Series Short-Term Credit Fund	63%
Fidelity Series Government Money Market Fund	70%
Fidelity Series Long-Term Treasury Bond Index Fund	64%
Fidelity Series International Credit Fund	91%
Fidelity Series Canada Fund	84%
Fidelity Series Emerging Markets Fund	85%
Fidelity Series Overseas Fund	86%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Aberdeen Street Trust and Shareholders of each of the fourteen funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (fourteen of the funds constituting Fidelity Aberdeen Street Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2020, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2020, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of operations	Statement of changes in net assets	Financial highlights
Fidelity Freedom Income Fund	For the year ended March 31, 2020	For the years ended March 31, 2020 and 2019	For each of the periods indicated therein
Fidelity Freedom 2005 Fund	For the year ended March 31, 2020	For the years ended March 31, 2020 and 2019	For each of the periods indicated therein
Fidelity Freedom 2010 Fund	For the year ended March 31, 2020	For the years ended March 31, 2020 and 2019	For each of the periods indicated therein
Fidelity Freedom 2015 Fund	For the year ended March 31, 2020	For the years ended March 31, 2020 and 2019	For each of the periods indicated therein
Fidelity Freedom 2020 Fund	For the year ended March 31, 2020	For the years ended March 31, 2020 and 2019	For each of the periods indicated therein
Fidelity Freedom 2025 Fund	For the year ended March 31, 2020	For the years ended March 31, 2020 and 2019	For each of the periods indicated therein
Fidelity Freedom 2030 Fund	For the year ended March 31, 2020	For the years ended March 31, 2020 and 2019	For each of the periods indicated therein
Fidelity Freedom 2035 Fund	For the year ended March 31, 2020	For the years ended March 31, 2020 and 2019	For each of the periods indicated therein
Fidelity Freedom 2040 Fund	For the year ended March 31, 2020	For the years ended March 31, 2020 and 2019	For each of the periods indicated therein
Fidelity Freedom 2045 Fund	For the year ended March 31, 2020	For the years ended March 31, 2020 and 2019	For each of the periods indicated therein
Fidelity Freedom 2050 Fund	For the year ended March 31, 2020	For the years ended March 31, 2020 and 2019	For each of the periods indicated therein
Fidelity Freedom 2055 Fund	For the year ended March 31, 2020	For the years ended March 31, 2020 and 2019	For each of the periods indicated therein
Fidelity Freedom 2060 Fund	For the year ended March 31, 2020	For the years ended March 31, 2020 and 2019	For each of the periods indicated therein
Fidelity Freedom 2065 Fund	For the period June 28, 2019 (commencement of operations) to March 31, 2020	For the period June 28, 2019 (commencement of operations) to March 31, 2020	For the period June 28, 2019 (commencement of operations) to March 31, 2020

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Boston, Massachusetts

May 12, 2020

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 279 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray currently serves as Vice Chairman of Meijer, Inc. (regional retail chain, 2013-present). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Previously, Mr. McGinty served as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2019). Prior to joining Fidelity Investments, Mr. McGinty served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President and Chief Investment Officer of Global Asset Allocation and is an employee of Fidelity Investments (2018-present). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2013-2018).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 to March 31, 2020).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During Period-B October 1, 2019 to March 31, 2020
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund	.47%
Actual		$1,000.00	$975.00	$2.32
Hypothetical-C		$1,000.00	$1,022.65	$2.38
Class K	.41%
Actual		$1,000.00	$975.30	$2.02
Hypothetical-C		$1,000.00	$1,022.95	$2.07
Class K6	.37%
Actual		$1,000.00	$975.70	$1.83
Hypothetical-C		$1,000.00	$1,023.15	$1.87
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund	.47%
Actual		$1,000.00	$966.10	$2.31
Hypothetical-C		$1,000.00	$1,022.65	$2.38
Class K	.42%
Actual		$1,000.00	$966.50	$2.06
Hypothetical-C		$1,000.00	$1,022.90	$2.12
Class K6	.37%
Actual		$1,000.00	$967.30	$1.82
Hypothetical-C		$1,000.00	$1,023.15	$1.87
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund	.52%
Actual		$1,000.00	$953.00	$2.54
Hypothetical-C		$1,000.00	$1,022.40	$2.63
Class K	.45%
Actual		$1,000.00	$953.20	$2.20
Hypothetical-C		$1,000.00	$1,022.75	$2.28
Class K6	.39%
Actual		$1,000.00	$953.50	$1.90
Hypothetical-C		$1,000.00	$1,023.05	$1.97
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund	.56%
Actual		$1,000.00	$938.90	$2.71
Hypothetical-C		$1,000.00	$1,022.20	$2.83
Class K	.49%
Actual		$1,000.00	$939.30	$2.38
Hypothetical-C		$1,000.00	$1,022.55	$2.48
Class K6	.41%
Actual		$1,000.00	$939.50	$1.99
Hypothetical-C		$1,000.00	$1,022.95	$2.07
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund	.60%
Actual		$1,000.00	$926.20	$2.89
Hypothetical-C		$1,000.00	$1,022.00	$3.03
Class K	.52%
Actual		$1,000.00	$927.10	$2.51
Hypothetical-C		$1,000.00	$1,022.40	$2.63
Class K6	.43%
Actual		$1,000.00	$926.90	$2.07
Hypothetical-C		$1,000.00	$1,022.85	$2.17
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund	.65%
Actual		$1,000.00	$916.60	$3.11
Hypothetical-C		$1,000.00	$1,021.75	$3.29
Class K	.56%
Actual		$1,000.00	$917.00	$2.68
Hypothetical-C		$1,000.00	$1,022.20	$2.83
Class K6	.45%
Actual		$1,000.00	$917.30	$2.16
Hypothetical-C		$1,000.00	$1,022.75	$2.28
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund	.69%
Actual		$1,000.00	$902.60	$3.28
Hypothetical-C		$1,000.00	$1,021.55	$3.49
Class K	.60%
Actual		$1,000.00	$903.00	$2.85
Hypothetical-C		$1,000.00	$1,022.00	$3.03
Class K6	.47%
Actual		$1,000.00	$903.60	$2.24
Hypothetical-C		$1,000.00	$1,022.65	$2.38
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund	.73%
Actual		$1,000.00	$880.50	$3.43
Hypothetical-C		$1,000.00	$1,021.35	$3.69
Class K	.63%
Actual		$1,000.00	$880.90	$2.96
Hypothetical-C		$1,000.00	$1,021.85	$3.18
Class K6	.49%
Actual		$1,000.00	$881.40	$2.30
Hypothetical-C		$1,000.00	$1,022.55	$2.48
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund	.75%
Actual		$1,000.00	$869.20	$3.50
Hypothetical-C		$1,000.00	$1,021.25	$3.79
Class K	.64%
Actual		$1,000.00	$868.70	$2.99
Hypothetical-C		$1,000.00	$1,021.80	$3.23
Class K6	.49%
Actual		$1,000.00	$869.80	$2.29
Hypothetical-C		$1,000.00	$1,022.55	$2.48
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund	.75%
Actual		$1,000.00	$868.60	$3.50
Hypothetical-C		$1,000.00	$1,021.25	$3.79
Class K	.64%
Actual		$1,000.00	$869.10	$2.99
Hypothetical-C		$1,000.00	$1,021.80	$3.23
Class K6	.49%
Actual		$1,000.00	$870.10	$2.29
Hypothetical-C		$1,000.00	$1,022.55	$2.48
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund	.75%
Actual		$1,000.00	$868.90	$3.50
Hypothetical-C		$1,000.00	$1,021.25	$3.79
Class K	.64%
Actual		$1,000.00	$869.30	$2.99
Hypothetical-C		$1,000.00	$1,021.80	$3.23
Class K6	.49%
Actual		$1,000.00	$870.50	$2.29
Hypothetical-C		$1,000.00	$1,022.55	$2.48
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund	.75%
Actual		$1,000.00	$868.40	$3.50
Hypothetical-C		$1,000.00	$1,021.25	$3.79
Class K	.64%
Actual		$1,000.00	$869.70	$2.99
Hypothetical-C		$1,000.00	$1,021.80	$3.23
Class K6	.49%
Actual		$1,000.00	$869.40	$2.29
Hypothetical-C		$1,000.00	$1,022.55	$2.48
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund	.75%
Actual		$1,000.00	$868.90	$3.50
Hypothetical-C		$1,000.00	$1,021.25	$3.79
Class K	.65%
Actual		$1,000.00	$869.30	$3.04
Hypothetical-C		$1,000.00	$1,021.75	$3.29
Class K6	.50%
Actual		$1,000.00	$869.70	$2.34
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Fidelity Freedom 2065 Fund
Fidelity Freedom 2065 Fund	.75%
Actual		$1,000.00	$868.30	$3.50
Hypothetical-C		$1,000.00	$1,021.25	$3.79
Class K	.65%
Actual		$1,000.00	$868.00	$3.04
Hypothetical-C		$1,000.00	$1,021.75	$3.29
Class K6	.50%
Actual		$1,000.00	$869.20	$2.34
Hypothetical-C		$1,000.00	$1,022.50	$2.53

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund	05/11/2020	05/08/2020	$0.000	$0.146
Class K	05/11/2020	05/08/2020	$0.000	$0.146
Class K6	05/11/2020	05/08/2020	$0.000	$0.146
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund	05/11/2020	05/08/2020	$0.032	$0.166
Class K	05/11/2020	05/08/2020	$0.035	$0.166
Class K6	05/11/2020	05/08/2020	$0.036	$0.166
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund	05/11/2020	05/08/2020	$0.034	$0.335
Class K	05/11/2020	05/08/2020	$0.036	$0.335
Class K6	05/11/2020	05/08/2020	$0.040	$0.335
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund	05/11/2020	05/08/2020	$0.021	$0.347
Class K	05/11/2020	05/08/2020	$0.023	$0.347
Class K6	05/11/2020	05/08/2020	$0.027	$0.347
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund	05/11/2020	05/08/2020	$0.019	$0.435
Class K	05/11/2020	05/08/2020	$0.022	$0.435
Class K6	05/11/2020	05/08/2020	$0.026	$0.435
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund	05/11/2020	05/08/2020	$0.010	$0.318
Class K	05/11/2020	05/08/2020	$0.013	$0.318
Class K6	05/11/2020	05/08/2020	$0.018	$0.318
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund	05/11/2020	05/08/2020	$0.004	$0.459
Class K	05/11/2020	05/08/2020	$0.007	$0.459
Class K6	05/11/2020	05/08/2020	$0.014	$0.459
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund	05/11/2020	05/08/2020	$0.000	$0.394
Class K	05/11/2020	05/08/2020	$0.000	$0.397
Class K6	05/11/2020	05/08/2020	$0.000	$0.403
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund	05/11/2020	05/08/2020	$0.000	$0.280
Class K	05/11/2020	05/08/2020	$0.000	$0.282
Class K6	05/11/2020	05/08/2020	$0.000	$0.287
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund	05/11/2020	05/08/2020	$0.000	$0.299
Class K	05/11/2020	05/08/2020	$0.000	$0.302
Class K6	05/11/2020	05/08/2020	$0.000	$0.308
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund	05/11/2020	05/08/2020	$0.000	$0.302
Class K	05/11/2020	05/08/2020	$0.000	$0.302
Class K6	05/11/2020	05/08/2020	$0.000	$0.304
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund	05/11/2020	05/08/2020	$0.000	$0.317
Class K	05/11/2020	05/08/2020	$0.000	$0.317
Class K6	05/11/2020	05/08/2020	$0.000	$0.317
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund	05/11/2020	05/08/2020	$0.000	$0.260
Class K	05/11/2020	05/08/2020	$0.000	$0.263
Class K6	05/11/2020	05/08/2020	$0.000	$0.267
Fidelity Freedom 2065 Fund
Fidelity Freedom 2065 Fund	05/11/2020	05/08/2020	$0.000	$0.062
Class K	05/11/2020	05/08/2020	$0.000	$0.065
Class K6	05/11/2020	05/08/2020	$0.000	$0.068

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2020, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom Income Fund	$61,586,193
Fidelity Freedom 2005 Fund	$22,216,211
Fidelity Freedom 2010 Fund	$212,565,755
Fidelity Freedom 2015 Fund	$396,574,078
Fidelity Freedom 2020 Fund	$1,152,537,614
Fidelity Freedom 2025 Fund	$985,598,546
Fidelity Freedom 2030 Fund	$1,380,592,229
Fidelity Freedom 2035 Fund	$930,507,466
Fidelity Freedom 2040 Fund	$871,462,504
Fidelity Freedom 2045 Fund	$536,887,160
Fidelity Freedom 2050 Fund	$468,517,770
Fidelity Freedom 2055 Fund	$208,404,544
Fidelity Freedom 2060 Fund	$60,869,424
Fidelity Freedom 2065 Fund	$372,202

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax

Fidelity Freedom Income Fund	27.79%
Fidelity Freedom 2005 Fund	24.03%
Fidelity Freedom 2010 Fund	19.88%
Fidelity Freedom 2015 Fund	16.49%
Fidelity Freedom 2020 Fund	13.94%
Fidelity Freedom 2025 Fund	12.35%
Fidelity Freedom 2030 Fund	10.26%
Fidelity Freedom 2035 Fund	6.84%
Fidelity Freedom 2040 Fund	4.96%
Fidelity Freedom 2045 Fund	4.77%
Fidelity Freedom 2050 Fund	4.76%
Fidelity Freedom 2055 Fund	5.39%
Fidelity Freedom 2060 Fund	5.54%
Fidelity Freedom 2065 Fund	5.10%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Retail	Class K	Class K6
Fidelity Freedom Income Fund
April 2019	0%	0%	0%
May 2019	5%	4%	4%
June 2019	5%	5%	5%
July 2019	5%	5%	5%
August 2019	5%	5%	5%
September 2019	5%	5%	5%
October 2019	5%	5%	5%
November 2019	5%	5%	5%
December 2019	5%	5%	5%
February 2020	1%	1%	1%
March 2020	1%	1%	1%
Fidelity Freedom 2005 Fund
May 2019	1%	1%	1%
December 2019	8%	8%	7%
Fidelity Freedom 2010 Fund
May 2019	1%	1%	1%
December 2019	11%	11%	11%
Fidelity Freedom 2015 Fund
May 2019	2%	2%	2%
December 2019	15%	15%	14%
Fidelity Freedom 2020 Fund
May 2019	2%	2%	2%
December 2019	18%	18%	17%
Fidelity Freedom 2025 Fund
May 2019	4%	3%	3%
December 2019	21%	21%	20%
Fidelity Freedom 2030 Fund
May 2019	8%	7%	5%
December 2019	26%	25%	24%
Fidelity Freedom 2035 Fund
May 2019	55%	27%	12%
December 2019	34%	33%	30%
Fidelity Freedom 2040 Fund
May 2019	61%	40%	13%
December 2019	37%	36%	33%
Fidelity Freedom 2045 Fund
May 2019	27%	23%	12%
December 2019	40%	38%	35%
Fidelity Freedom 2050 Fund
May 2019	26%	19%	11%
December 2019	40%	38%	35%
Fidelity Freedom 2055 Fund
May 2019	21%	16%	8%
December 2019	39%	38%	35%
Fidelity Freedom 2060 Fund
May 2019	42%	25%	12%
December 2019	37%	36%	33%
Fidelity Freedom 2065 Fund
December 2019	29%	27%	27%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Retail	Class K	Class K6
Fidelity Freedom Income Fund
April 2019	0%	0%	0%
May 2019	15%	14%	13%
June 2019	17%	16%	16%
July 2019	17%	16%	16%
August 2019	17%	17%	16%
September 2019	17%	16%	16%
October 2019	17%	17%	16%
November 2019	17%	16%	16%
December 2019	17%	16%	16%
February 2020	2%	2%	2%
March 2020	2%	2%	2%
Fidelity Freedom 2005 Fund
May 2019	2%	2%	2%
December 2019	22%	22%	21%
Fidelity Freedom 2010 Fund
May 2019	3%	3%	3%
December 2019	30%	29%	28%
Fidelity Freedom 2015 Fund
May 2019	5%	4%	4%
December 2019	37%	36%	35%
Fidelity Freedom 2020 Fund
May 2019	4%	4%	4%
December 2019	43%	42%	40%
Fidelity Freedom 2025 Fund
May 2019	7%	6%	5%
December 2019	51%	49%	46%
Fidelity Freedom 2030 Fund
May 2019	16%	13%	10%
December 2019	61%	59%	55%
Fidelity Freedom 2035 Fund
May 2019	81%	41%	18%
December 2019	77%	74%	68%
Fidelity Freedom 2040 Fund
May 2019	100%	74%	25%
December 2019	84%	81%	75%
Fidelity Freedom 2045 Fund
May 2019	49%	42%	21%
December 2019	91%	87%	80%
Fidelity Freedom 2050 Fund
May 2019	45%	34%	20%
December 2019	90%	87%	80%
Fidelity Freedom 2055 Fund
May 2019	38%	29%	15%
December 2019	90%	86%	79%
Fidelity Freedom 2060 Fund
May 2019	78%	47%	22%
December 2019	85%	82%	75%
Fidelity Freedom 2065 Fund
December 2019	76%	72%	71%

A percentage of the dividends distributed during the prior fiscal year for the following funds qualify as a section 199A dividend:

	Retail	Class K	Class K6
Fidelity Freedom Income Fund
February 2019	2%	2%	1%

March 2019	2%	2%	2%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

	Retail	Class K	Class K6
Fidelity Freedom Income Fund
April 2019	0%	0%	0%
May 2019	1%	1%	1%
June 2019	1%	1%	1%
July 2019	1%	1%	1%
August 2019	1%	1%	1%
September 2019	1%	1%	1%
October 2019	1%	1%	1%
November 2019	1%	1%	1%
December 2019	1%	1%	1%
February 2020	1%	1%	1%
March 2020	1%	1%	1%
Fidelity Freedom 2005 Fund
May 2019	1%	1%	1%
December 2019	1%	1%	1%
Fidelity Freedom 2010 Fund
May 2019	1%	1%	1%
December 2019	2%	2%	1%
Fidelity Freedom 2015 Fund
May 2019	2%	2%	2%
December 2019	2%	2%	2%
Fidelity Freedom 2020 Fund
May 2019	2%	2%	2%
December 2019	2%	2%	2%
Fidelity Freedom 2025 Fund
May 2019	2%	2%	2%
December 2019	2%	2%	2%
Fidelity Freedom 2030 Fund
May 2019	4%	3%	2%
December 2019	2%	2%	2%
Fidelity Freedom 2035 Fund
May 2019	18%	9%	4%
December 2019	2%	2%	2%
Fidelity Freedom 2040 Fund
May 2019	0%	20%	7%
December 2019	3%	2%	2%
Fidelity Freedom 2045 Fund
May 2019	8%	7%	4%
December 2019	3%	3%	2%
Fidelity Freedom 2050 Fund
May 2019	7%	6%	3%
December 2019	3%	3%	2%
Fidelity Freedom 2055 Fund
May 2019	8%	6%	3%
December 2019	3%	3%	2%
Fidelity Freedom 2060 Fund
May 2019	2%	1%	1%
December 2019	3%	3%	2%
Fidelity Freedom 2065 Fund
December 2019	3%	3%	3%

The funds will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

FF-ANN-0520
1.702316.122

Fidelity Advisor Freedom® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065

Annual Report

March 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Fidelity Advisor Freedom® Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to shareholders:
(No Action is Required by You)

As part of a regular review of its organizational structure, Fidelity has decided to merge certain entities to streamline operations, increase efficiency, simplify reporting, and reduce legal, compliance, and accounting complexity and costs. In separate events, Fidelity has merged four of its investment advisers and two of its broker-dealers.

Effective on or about January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Management & Research Company LLC”.

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. (“FIISC”). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Distributors Company LLC”.

These mergers are not expected to affect fund shareholders or Fidelity clients, nor are they expected to result in any changes to the day-to-day management of Fidelity’s brokerage services, the Fidelity funds, their investment policies and practices, their portfolio management teams, or the funds’ expenses.

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity Advisor Freedom® Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(4.77)%	1.52%	2.97%
Class M (incl. 3.50% sales charge)	(2.63)%	1.75%	2.96%
Class C (incl. contingent deferred sales charge)	(0.68)%	1.97%	2.82%
Class I	1.30%	2.98%	3.84%
Class Z	1.36%	3.01%	3.85%
Class Z6	1.38%	3.04%	3.87%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® Income Fund - Class A on March 31, 2010, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$13,406	Fidelity Advisor Freedom® Income Fund - Class A
$14,639	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Advisor Freedom® 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(5.71)%	1.83%	3.84%
Class M (incl. 3.50% sales charge)	(3.80)%	2.05%	3.82%
Class C (incl. contingent deferred sales charge)	(1.66)%	2.27%	3.67%
Class I	0.21%	3.28%	4.71%
Class Z	0.32%	3.31%	4.72%
Class Z6	0.35%	3.35%	4.74%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2005 Fund - Class A on March 31, 2010, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$14,573	Fidelity Advisor Freedom® 2005 Fund - Class A
$14,639	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Advisor Freedom® 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(7.06)%	1.95%	4.44%
Class M (incl. 3.50% sales charge)	(5.07)%	2.19%	4.43%
Class C (incl. contingent deferred sales charge)	(2.96)%	2.41%	4.27%
Class I	(1.04)%	3.44%	5.33%
Class Z	(1.05)%	3.44%	5.33%
Class Z6	(1.01)%	3.52%	5.36%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2010 Fund - Class A on March 31, 2010, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,435	Fidelity Advisor Freedom® 2010 Fund - Class A
$14,639	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Advisor Freedom® 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(8.36)%	2.06%	4.63%
Class M (incl. 3.50% sales charge)	(6.39)%	2.29%	4.62%
Class C (incl. contingent deferred sales charge)	(4.39)%	2.52%	4.47%
Class I	(2.50)%	3.55%	5.53%
Class Z	(2.48)%	3.57%	5.54%
Class Z6	(2.40)%	3.64%	5.57%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2015 Fund - Class A on March 31, 2010, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,729	Fidelity Advisor Freedom® 2015 Fund - Class A
$14,639	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Advisor Freedom® 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(9.66)%	2.05%	4.86%
Class M (incl. 3.50% sales charge)	(7.73)%	2.27%	4.84%
Class C (incl. contingent deferred sales charge)	(5.70)%	2.49%	4.70%
Class I	(3.87)%	3.52%	5.75%
Class Z	(3.82)%	3.54%	5.76%
Class Z6	(3.72)%	3.62%	5.80%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2020 Fund - Class A on March 31, 2010, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$16,071	Fidelity Advisor Freedom® 2020 Fund - Class A
$27,210	S&P 500® Index

Fidelity Advisor Freedom® 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(10.55)%	2.06%	5.27%
Class M (incl. 3.50% sales charge)	(8.62)%	2.30%	5.26%
Class C (incl. contingent deferred sales charge)	(6.74)%	2.50%	5.10%
Class I	(4.89)%	3.54%	6.15%
Class Z	(4.77)%	3.57%	6.17%
Class Z6	(4.72)%	3.66%	6.21%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2025 Fund - Class A on March 31, 2010, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$16,715	Fidelity Advisor Freedom® 2025 Fund - Class A
$27,210	S&P 500® Index

Fidelity Advisor Freedom® 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(11.98)%	2.32%	5.54%
Class M (incl. 3.50% sales charge)	(10.10)%	2.53%	5.53%
Class C (incl. contingent deferred sales charge)	(8.12)%	2.77%	5.38%
Class I	(6.32)%	3.80%	6.45%
Class Z	(6.28)%	3.82%	6.46%
Class Z6	(6.16)%	3.92%	6.51%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2030 Fund - Class A on March 31, 2010, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$17,152	Fidelity Advisor Freedom® 2030 Fund - Class A
$27,210	S&P 500® Index

Fidelity Advisor Freedom® 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(14.38)%	2.12%	5.67%
Class M (incl. 3.50% sales charge)	(12.53)%	2.36%	5.66%
Class C (incl. contingent deferred sales charge)	(10.68)%	2.58%	5.51%
Class I	(8.91)%	3.60%	6.57%
Class Z	(8.87)%	3.63%	6.59%
Class Z6	(8.74)%	3.74%	6.64%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2035 Fund - Class A on March 31, 2010, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$17,362	Fidelity Advisor Freedom® 2035 Fund - Class A
$27,210	S&P 500® Index

Fidelity Advisor Freedom® 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(15.73)%	1.82%	5.55%
Class M (incl. 3.50% sales charge)	(13.96)%	2.04%	5.53%
Class C (incl. contingent deferred sales charge)	(12.14)%	2.25%	5.37%
Class I	(10.35)%	3.29%	6.44%
Class Z	(10.31)%	3.33%	6.46%
Class Z6	(10.24)%	3.42%	6.50%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2040 Fund - Class A on March 31, 2010, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$17,161	Fidelity Advisor Freedom® 2040 Fund - Class A
$27,210	S&P 500® Index

Fidelity Advisor Freedom® 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(15.82)%	1.81%	5.61%
Class M (incl. 3.50% sales charge)	(13.92)%	2.05%	5.60%
Class C (incl. contingent deferred sales charge)	(12.15)%	2.25%	5.45%
Class I	(10.46)%	3.27%	6.50%
Class Z	(10.33)%	3.30%	6.51%
Class Z6	(10.22)%	3.42%	6.57%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2045 Fund - Class A on March 31, 2010, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$17,254	Fidelity Advisor Freedom® 2045 Fund - Class A
$27,210	S&P 500® Index

Fidelity Advisor Freedom® 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(15.72)%	1.82%	5.62%
Class M (incl. 3.50% sales charge)	(14.00)%	2.04%	5.60%
Class C (incl. contingent deferred sales charge)	(12.15)%	2.25%	5.45%
Class I	(10.37)%	3.28%	6.51%
Class Z	(10.33)%	3.30%	6.52%
Class Z6	(10.14)%	3.42%	6.58%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2050 Fund - Class A on March 31, 2010, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$17,283	Fidelity Advisor Freedom® 2050 Fund - Class A
$27,210	S&P 500® Index

Fidelity Advisor Freedom® 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 5.75% sales charge)	(15.71)%	1.81%	4.66%
Class M (incl. 3.50% sales charge)	(13.95)%	2.05%	4.68%
Class C (incl. contingent deferred sales charge)	(12.12)%	2.27%	4.57%
Class I	(10.45)%	3.27%	5.62%
Class Z	(10.28)%	3.32%	5.64%
Class Z6	(10.22)%	3.41%	5.70%

 A From June 1, 2011

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2055 Fund - Class A on June 1, 2011, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$14,952	Fidelity Advisor Freedom® 2055 Fund - Class A
$23,650	S&P 500® Index

Fidelity Advisor Freedom® 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 5.75% sales charge)	(15.78)%	1.81%	2.52%
Class M (incl. 3.50% sales charge)	(13.98)%	2.03%	2.68%
Class C (incl. contingent deferred sales charge)	(12.11)%	2.25%	2.83%
Class I	(10.38)%	3.30%	3.87%
Class Z	(10.32)%	3.33%	3.89%
Class Z6	(10.24)%	3.42%	3.98%

 A From August 5, 2014

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2060 Fund - Class A on August 5, 2014, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$11,510	Fidelity Advisor Freedom® 2060 Fund - Class A
$15,122	S&P 500® Index

Fidelity Advisor Freedom® 2065 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity Advisor Freedom® 2065 Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2065 Fund - Class A on June 28, 2019, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$8,113	Fidelity Advisor Freedom® 2065 Fund - Class A
$8,918	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The performance of financial assets during the 12-month period ending March 31, 2020 was significantly influenced by the outbreak and spread of a novel coronavirus in the first quarter of 2020. The outbreak curtailed global economic growth and the outlook for corporate earnings in domestic and foreign markets. Declared a pandemic on March 11, the crisis and containment efforts led to increased uncertainty, broad-based contraction in economic activity, higher volatility, and dislocation in the financial markets as investors digested new information. Against this backdrop, the Dow Jones U.S. Total Stock Market Index had a return of -9.28% for the year. By mid-March, the U.S. stock market entered bear-market territory less than a month after hitting an all-time high. The energy sector (-55%) fared worst, whereas information technology (+7%) stood out as the only sector with a positive return. Consumer staples and health care (-2% each) held up reasonably well. Large-cap stocks outpaced smaller-caps, while growth outpaced value. Elsewhere, commodities generally lagged equities. Non-U.S. equities returned -15.42% for the 12 months, according to the MSCI ACWI (All Country World Index) ex USA Index (Net MA). With the exception of Japan (-6%), all regions within the index experienced a double-digit decline. The U.K. and Asia Pacific ex Japan (-23% each) regions fared worst, while Europe ex U.K. (-12%) outperformed. Sector-wise, notable laggards included energy (-37%), real estate (-25%) and financials (-24%), while health care (+5%) and information technology (+2%) outperformed. Turning to fixed income, U.S. taxable investment-grade bonds (the Bloomberg Barclays U.S. Aggregate Bond Index) advanced 8.93%, as investors generally sought their perceived safety. Within the index, U.S. Treasury bonds led the way (+13%), while others securitized debt categories lagged. Extended (non-core) fixed income classes, such as leveraged loans fared poorly (-10%), as did high-yield bonds (-7%) and emerging-markets debt (-5).

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  For the fiscal year, the Class I shares of each Fidelity Advisor Freedom® Funds posted a return, ranging from 1.30% for Fidelity Advisor Freedom Income Fund to -10.46% for Fidelity Advisor Freedom 2045 Fund. Each Fund lagged its respective Composite index. Active asset allocation decisions drove the majority of the Funds’ underperformance relative to Composite indexes during the past 12 months. In particular, underweighting investment-grade bonds, which performed relatively well, held back the Funds’ performance versus Composites. Exposure to poor-performing commodities, which are not in the Composite indexes, also hurt, as did an overweighting in non-U.S. equities – one of the weaker-performing asset classes. Meanwhile, underweighting lagging U.S. equities contributed to the Funds’ relative performance. Overweight allocations to inflation-protected securities and short-term securities also helped, as both asset classes had a positive return. Overall, the performance of the underlying investment portfolios modestly contributed to the Funds' relative results. Specifically, investments in underlying non-U.S. developed-markets equity and emerging-markets equity portfolios added value. Here, investments in Fidelity® Series Emerging Markets Fund and Fidelity® Series International Growth Fund were notable contributors, as each outperformed its benchmark. Our investments in U.S. equities also helped, led by a position in Fidelity® Series Opportunistic Insights Fund, which handily outperformance its benchmark. Conversely, our position in Fidelity® Series Investment Grade Bond Fund hurt most, as this portfolio trailed its benchmark.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Advisor Freedom® Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	38.9
Fidelity Series Government Money Market Fund 0.4%	21.0
Fidelity Series Inflation-Protected Bond Index Fund	12.2
Fidelity Series Short-Term Credit Fund	4.8
Fidelity Series Emerging Markets Opportunities Fund	3.9
Fidelity Series Commodity Strategy Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	2.5
Fidelity Series International Growth Fund	2.0
Fidelity Series International Value Fund	1.7
Fidelity Series Overseas Fund	1.5
91.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	7.8%
International Equity Funds	10.4%
Bond Funds	55.5%
Short-Term Funds	26.0%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)	0.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® Income Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.36% to 1.55% 5/21/20 to 6/4/20 (a)
(Cost $149,837)	150,000	149,973
	Shares	Value

Domestic Equity Funds - 7.8%
Fidelity Advisor Series Equity Growth Fund (b)	118,349	$1,456,870
Fidelity Advisor Series Growth Opportunities Fund (b)	61,916	680,454
Fidelity Advisor Series Small Cap Fund (b)	59,253	496,538
Fidelity Series All-Sector Equity Fund (b)	78,175	612,895
Fidelity Series Commodity Strategy Fund (b)	1,943,656	7,094,346
Fidelity Series Large Cap Stock Fund (b)	148,448	1,779,891
Fidelity Series Large Cap Value Index Fund (b)	19,727	189,580
Fidelity Series Opportunistic Insights Fund (b)	92,032	1,409,926
Fidelity Series Small Cap Opportunities Fund (b)	61,128	620,453
Fidelity Series Stock Selector Large Cap Value Fund (b)	126,988	1,140,351
Fidelity Series Value Discovery Fund (b)	113,623	1,128,277
TOTAL DOMESTIC EQUITY FUNDS
(Cost $18,536,460)		16,609,581

International Equity Funds - 10.4%
Fidelity Series Canada Fund (b)	97,462	807,963
Fidelity Series Emerging Markets Fund (b)	122,967	870,605
Fidelity Series Emerging Markets Opportunities Fund (b)	532,892	8,297,125
Fidelity Series International Growth Fund (b)	299,776	4,340,763
Fidelity Series International Small Cap Fund (b)	77,914	1,041,709
Fidelity Series International Value Fund (b)	507,372	3,622,634
Fidelity Series Overseas Fund (b)	379,221	3,280,261
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $22,415,792)		22,261,060

Bond Funds - 55.5%
Fidelity Series Emerging Markets Debt Fund (b)	165,797	1,336,326
Fidelity Series Floating Rate High Income Fund (b)	39,674	318,977
Fidelity Series High Income Fund (b)	173,064	1,426,045
Fidelity Series Inflation-Protected Bond Index Fund (b)	2,582,232	26,028,896
Fidelity Series International Credit Fund (b)	12,531	119,792
Fidelity Series Investment Grade Bond Fund (b)	7,203,337	83,054,476
Fidelity Series Long-Term Treasury Bond Index Fund (b)	505,057	5,399,057
Fidelity Series Real Estate Income Fund (b)	101,778	856,974
TOTAL BOND FUNDS
(Cost $112,615,116)		118,540,543

Short-Term Funds - 26.0%
Fidelity Cash Central Fund 0.29% (c)	334,279	334,379
Fidelity Series Government Money Market Fund 0.4% (b)(d)	44,857,683	44,857,683
Fidelity Series Short-Term Credit Fund (b)	1,037,599	10,251,480
TOTAL SHORT-TERM FUNDS
(Cost $55,502,353)		55,443,542
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $209,219,558)		213,004,699
NET OTHER ASSETS (LIABILITIES) - 0.2%		456,991
NET ASSETS - 100%		$213,461,690

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $149,973.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,285
Total	$4,285

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$2,450,563	$434,541	$1,270,639	$234,131	$237,437	$(395,032)	$1,456,870
Fidelity Advisor Series Growth Opportunities Fund	1,688,943	418,113	1,174,258	285,942	188,951	(441,295)	680,454
Fidelity Advisor Series Small Cap Fund	1,088,957	141,066	598,782	26,666	11,267	(145,970)	496,538
Fidelity Series All-Sector Equity Fund	989,640	215,231	468,191	105,321	42,175	(165,960)	612,895
Fidelity Series Canada Fund	463,666	633,488	100,915	14,224	1,371	(189,647)	807,963
Fidelity Series Commodity Strategy Fund	5,210,189	5,433,939	1,533,764	120,860	(171,154)	(1,844,864)	7,094,346
Fidelity Series Emerging Markets Debt Fund	1,713,377	415,065	563,387	94,640	(20,658)	(208,071)	1,336,326
Fidelity Series Emerging Markets Fund	816,980	542,948	166,812	24,565	(12,128)	(310,383)	870,605
Fidelity Series Emerging Markets Opportunities Fund	7,625,209	4,116,901	1,830,970	249,212	(58,335)	(1,555,680)	8,297,125
Fidelity Series Floating Rate High Income Fund	371,523	59,409	61,892	21,444	(2,053)	(48,010)	318,977
Fidelity Series Government Money Market Fund 0.4%	40,063,769	12,823,442	8,029,528	829,065	-	-	44,857,683
Fidelity Series High Income Fund	1,979,688	293,989	642,102	107,018	(3,145)	(202,385)	1,426,045
Fidelity Series Inflation-Protected Bond Index Fund	29,612,624	4,436,924	8,961,053	395,612	70,282	870,119	26,028,896
Fidelity Series International Credit Fund	116,665	7,428	-	7,428	-	(4,301)	119,792
Fidelity Series International Growth Fund	5,299,749	765,204	1,535,511	207,719	56,940	(245,619)	4,340,763
Fidelity Series International Small Cap Fund	1,285,533	364,708	479,231	56,785	20,279	(149,580)	1,041,709
Fidelity Series International Value Fund	5,092,008	1,144,499	1,545,965	211,907	(29,870)	(1,038,038)	3,622,634
Fidelity Series Investment Grade Bond Fund	84,271,921	14,761,065	18,650,178	2,635,038	166,484	2,505,184	83,054,476
Fidelity Series Large Cap Stock Fund	4,132,298	777,442	2,651,751	246,580	210,360	(688,458)	1,779,891
Fidelity Series Large Cap Value Index Fund	458,775	61,612	266,877	23,303	29,929	(93,859)	189,580
Fidelity Series Long-Term Treasury Bond Index Fund	10,268,926	1,624,778	7,975,158	601,646	747,555	732,956	5,399,057
Fidelity Series Opportunistic Insights Fund	2,237,855	369,872	1,034,489	181,538	184,516	(347,828)	1,409,926
Fidelity Series Overseas Fund	-	3,791,516	-	8,542	-	(511,255)	3,280,261
Fidelity Series Real Estate Income Fund	1,120,004	190,705	194,467	71,214	(5,725)	(253,543)	856,974
Fidelity Series Short-Term Credit Fund	10,063,420	2,206,166	1,915,549	282,558	(7,012)	(95,545)	10,251,480
Fidelity Series Small Cap Opportunities Fund	1,396,674	224,248	759,256	80,342	183,519	(424,732)	620,453
Fidelity Series Stock Selector Large Cap Value Fund	2,729,219	445,815	1,625,526	138,182	19,024	(428,181)	1,140,351
Fidelity Series Value Discovery Fund	2,677,903	474,464	1,678,206	100,978	106,782	(452,666)	1,128,277
	$225,226,078	$57,174,578	$65,714,457	$7,362,460	$1,966,791	$(6,132,643)	$212,520,347

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$149,973	$--	$149,973	$--
Domestic Equity Funds	16,609,581	16,609,581	--	--
International Equity Funds	22,261,060	22,261,060	--	--
Bond Funds	118,540,543	118,540,543	--	--
Short-Term Funds	55,443,542	55,443,542	--	--
Total Investments in Securities:	$213,004,699	$212,854,726	$149,973	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® Income Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $149,837)	$149,973
Fidelity Central Funds (cost $334,376)	334,379
Other affiliated issuers (cost $208,735,345)	212,520,347
Total Investment in Securities (cost $209,219,558)		$213,004,699
Segregated cash with brokers for derivative instruments		443,111
Receivable for investments sold		182,533
Receivable for fund shares sold		251,911
Distributions receivable from Fidelity Central Funds		302
Receivable for daily variation margin on futures contracts		52,946
Total assets		213,935,502
Liabilities
Payable for investments purchased	$62,485
Payable for fund shares redeemed	292,864
Accrued management fee	82,869
Distribution and service plan fees payable	35,594
Total liabilities		473,812
Net Assets		$213,461,690
Net Assets consist of:
Paid in capital		$207,565,109
Total accumulated earnings (loss)		5,896,581
Net Assets		$213,461,690
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($61,806,799 ÷ 5,887,004 shares)(a)		$10.50
Maximum offering price per share (100/94.25 of $10.50)		$11.14
Class M:
Net Asset Value and redemption price per share ($36,146,697 ÷ 3,446,863 shares)(a)		$10.49
Maximum offering price per share (100/96.50 of $10.49)		$10.87
Class C:
Net Asset Value and offering price per share ($7,917,558 ÷ 756,380 shares)(a)		$10.47
Class I:
Net Asset Value, offering price and redemption price per share ($83,214,745 ÷ 7,899,666 shares)		$10.53
Class Z:
Net Asset Value, offering price and redemption price per share ($3,127,964 ÷ 297,129 shares)		$10.53
Class Z6:
Net Asset Value, offering price and redemption price per share ($21,247,927 ÷ 2,018,934 shares)		$10.52

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$5,362,313
Interest		1,520
Income from Fidelity Central Funds		4,285
Total income		5,368,118
Expenses
Management fee	$1,033,247
Distribution and service plan fees	451,978
Independent trustees' fees and expenses	875
Total expenses before reductions	1,486,100
Expense reductions	(200)
Total expenses after reductions		1,485,900
Net investment income (loss)		3,882,218
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	183
Fidelity Central Funds	5
Other affiliated issuers	1,966,791
Futures contracts	538,420
Net gain from Affiliate	256,414
Capital gain distributions from underlying funds:
Affiliated issuers	2,000,147
Total net realized gain (loss)		4,761,960
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	133
Fidelity Central Funds	3
Other affiliated issuers	(6,132,643)
Futures contracts	29,100
Total change in net unrealized appreciation (depreciation)		(6,103,407)
Net gain (loss)		(1,341,447)
Net increase (decrease) in net assets resulting from operations		$2,540,771

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,882,218	$4,198,410
Net realized gain (loss)	4,761,960	6,375,083
Change in net unrealized appreciation (depreciation)	(6,103,407)	(3,697,575)
Net increase (decrease) in net assets resulting from operations	2,540,771	6,875,918
Distributions to shareholders	(8,121,516)	(11,867,536)
Share transactions - net increase (decrease)	(6,510,541)	17,057,074
Total increase (decrease) in net assets	(12,091,286)	12,065,456
Net Assets
Beginning of period	225,552,976	213,487,520
End of period	$213,461,690	$225,552,976

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom Income Fund Class A

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.76	$11.01	$10.94	$10.64	$11.07
Income from Investment Operations
Net investment income (loss)A	.18	.20	.15	.16	.18
Net realized and unrealized gain (loss)	(.06)B	.12	.34	.44	(.25)
Total from investment operations	.12	.32	.49	.60	(.07)
Distributions from net investment income	(.18)	(.19)	(.15)	(.16)C	(.18)
Distributions from net realized gain	(.20)	(.38)	(.26)	(.14)C	(.19)
Total distributions	(.38)	(.57)	(.42)D	(.30)	(.36)E
Net asset value, end of period	$10.50	$10.76	$11.01	$10.94	$10.64
Total ReturnF,G	1.04%B	3.14%	4.47%	5.74%	(.59)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.72%	.71%J	.63%	.25%	.25%
Expenses net of fee waivers, if any	.72%	.71%J	.63%	.25%	.25%
Expenses net of all reductions	.72%	.71%J	.63%	.25%	.25%
Net investment income (loss)	1.64%	1.84%	1.38%	1.47%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$61,807	$69,817	$76,141	$87,983	$99,211
Portfolio turnover rateI	25%	36%	21%	38%	30%

 A Calculated based on average shares outstanding during the period.

 B Amount includes a gain realized from an operational error which amounted to $0.01 per share. Excluding this gain, the total return would have been 0.93%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.42 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.263 per share.

 E Total distributions of $.36 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.187 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of Underlying Funds.

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class M

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.74	$11.00	$10.93	$10.62	$11.06
Income from Investment Operations
Net investment income (loss)A	.15	.17	.13	.13	.15
Net realized and unrealized gain (loss)	(.04)B	.12	.33	.45	(.25)
Total from investment operations	.11	.29	.46	.58	(.10)
Distributions from net investment income	(.16)	(.17)	(.13)	(.13)C	(.15)
Distributions from net realized gain	(.20)	(.38)	(.26)	(.14)C	(.19)
Total distributions	(.36)	(.55)	(.39)	(.27)	(.34)
Net asset value, end of period	$10.49	$10.74	$11.00	$10.93	$10.62
Total ReturnD,E	.90%B	2.78%	4.22%	5.56%	(.93)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.97%	.96%H	.89%	.50%	.50%
Expenses net of fee waivers, if any	.97%	.96%H	.89%	.50%	.50%
Expenses net of all reductions	.97%	.96%H	.89%	.50%	.50%
Net investment income (loss)	1.39%	1.59%	1.13%	1.22%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$36,147	$38,059	$38,204	$38,513	$42,887
Portfolio turnover rateG	25%	36%	21%	38%	30%

 A Calculated based on average shares outstanding during the period.

 B Amount includes a gain realized from an operational error which amounted to $0.01 per share. Excluding this gain, the total return would have been 0.79%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class C

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.73	$10.98	$10.91	$10.61	$11.04
Income from Investment Operations
Net investment income (loss)A	.10	.12	.07	.08	.09
Net realized and unrealized gain (loss)	(.06)B	.12	.33	.44	(.24)
Total from investment operations	.04	.24	.40	.52	(.15)
Distributions from net investment income	(.10)	(.11)	(.07)	(.08)C	(.10)
Distributions from net realized gain	(.20)	(.38)	(.26)	(.14)C	(.19)
Total distributions	(.30)	(.49)	(.33)	(.22)	(.28)D
Net asset value, end of period	$10.47	$10.73	$10.98	$10.91	$10.61
Total ReturnE,F	.30%B	2.35%	3.69%	4.99%	(1.35)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.46%I	1.46%I	1.39%	1.00%	1.00%
Expenses net of fee waivers, if any	1.46%I	1.46%I	1.39%	1.00%	1.00%
Expenses net of all reductions	1.46%I	1.46%I	1.39%	1.00%	1.00%
Net investment income (loss)	.89%	1.09%	.63%	.72%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$7,918	$8,915	$13,727	$14,434	$14,712
Portfolio turnover rateH	25%	36%	21%	38%	30%

 A Calculated based on average shares outstanding during the period.

 B Amount includes a gain realized from an operational error which amounted to $0.01 per share. Excluding this gain, the total return would have been 0.19%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.28 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.187 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class I

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.79	$11.05	$10.98	$10.67	$11.10
Income from Investment Operations
Net investment income (loss)A	.21	.23	.18	.19	.20
Net realized and unrealized gain (loss)	(.06)B	.11	.33	.45	(.24)
Total from investment operations	.15	.34	.51	.64	(.04)
Distributions from net investment income	(.21)	(.22)	(.18)	(.19)C	(.20)
Distributions from net realized gain	(.20)	(.38)	(.26)	(.14)C	(.19)
Total distributions	(.41)	(.60)	(.44)	(.33)	(.39)
Net asset value, end of period	$10.53	$10.79	$11.05	$10.98	$10.67
Total ReturnD	1.30%B	3.30%	4.70%	6.07%	(.34)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%	.46%G	.39%	- %H	- %H
Expenses net of fee waivers, if any	.47%	.46%G	.39%	-%	-%
Expenses net of all reductions	.47%	.46%G	.39%	-%	-%
Net investment income (loss)	1.89%	2.09%	1.63%	1.72%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$83,215	$82,975	$83,723	$81,839	$83,497
Portfolio turnover rateF	25%	36%	21%	38%	30%

 A Calculated based on average shares outstanding during the period.

 B Amount includes a gain realized from an operational error which amounted to $0.01 per share. Excluding this gain, the total return would have been 1.19%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class Z

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.79	$10.91
Income from Investment Operations
Net investment income (loss)B	.21	.24
Net realized and unrealized gain (loss)	(.05)C	.01
Total from investment operations	.16	.25
Distributions from net investment income	(.22)	(.15)
Distributions from net realized gain	(.20)	(.22)
Total distributions	(.42)	(.37)
Net asset value, end of period	$10.53	$10.79
Total ReturnD,E	1.36%C	2.47%
Ratios to Average Net AssetsF,G
Expenses before reductions	.42%	.42%H
Expenses net of fee waivers, if any	.42%	.42%H
Expenses net of all reductions	.42%	.42%H
Net investment income (loss)	1.94%	4.60%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,128	$765
Portfolio turnover rateG	25%	36%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a gain realized from an operational error which amounted to $0.01 per share. Excluding this gain, the total return would have been 1.25%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class Z6

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.78	$11.04	$11.09
Income from Investment Operations
Net investment income (loss)B	.22	.23	.27
Net realized and unrealized gain (loss)	(.06)C	.13	.03
Total from investment operations	.16	.36	.30
Distributions from net investment income	(.22)	(.24)	(.16)
Distributions from net realized gain	(.20)	(.38)	(.19)
Total distributions	(.42)	(.62)	(.35)
Net asset value, end of period	$10.52	$10.78	$11.04
Total ReturnD,E	1.38%C	3.48%	2.69%
Ratios to Average Net AssetsF,G
Expenses before reductions	.36%H	.37%	.37%I
Expenses net of fee waivers, if any	.36%H	.37%	.37%I
Expenses net of all reductions	.36%H	.37%	.37%I
Net investment income (loss)	1.99%	2.19%	2.92%I
Supplemental Data
Net assets, end of period (000 omitted)	$21,248	$25,022	$1,693
Portfolio turnover rateG	25%	36%	21%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a gain realized from an operational error which amounted to $0.01 per share. Excluding this gain, the total return would have been 1.27%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	37.0
Fidelity Series Government Money Market Fund 0.4%	18.7
Fidelity Series Inflation-Protected Bond Index Fund	11.1
Fidelity Series Emerging Markets Opportunities Fund	4.4
Fidelity Series Short-Term Credit Fund	4.2
Fidelity Series Commodity Strategy Fund	3.3
Fidelity Series International Growth Fund	2.6
Fidelity Series Long-Term Treasury Bond Index Fund	2.5
Fidelity Series International Value Fund	2.1
Fidelity Series Overseas Fund	2.0
87.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	11.4%
International Equity Funds	12.7%
Bond Funds	52.5%
Short-Term Funds	23.1%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)	0.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2005 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.36% to 1.39% 5/28/20 to 6/4/20 (a)
(Cost $129,836)	130,000	129,976
	Shares	Value

Domestic Equity Funds - 11.4%
Fidelity Advisor Series Equity Growth Fund (b)	135,352	$1,666,180
Fidelity Advisor Series Growth Opportunities Fund (b)	84,002	923,185
Fidelity Advisor Series Small Cap Fund (b)	80,918	678,094
Fidelity Series All-Sector Equity Fund (b)	92,141	722,384
Fidelity Series Commodity Strategy Fund (b)	1,366,432	4,987,475
Fidelity Series Large Cap Stock Fund (b)	202,713	2,430,531
Fidelity Series Large Cap Value Index Fund (b)	26,940	258,890
Fidelity Series Opportunistic Insights Fund (b)	103,549	1,586,370
Fidelity Series Small Cap Opportunities Fund (b)	83,476	847,281
Fidelity Series Stock Selector Large Cap Value Fund (b)	173,407	1,557,195
Fidelity Series Value Discovery Fund (b)	155,157	1,540,712
TOTAL DOMESTIC EQUITY FUNDS
(Cost $18,020,940)		17,198,297

International Equity Funds - 12.7%
Fidelity Series Canada Fund (b)	85,892	712,048
Fidelity Series Emerging Markets Fund (b)	99,980	707,859
Fidelity Series Emerging Markets Opportunities Fund (b)	426,495	6,640,525
Fidelity Series International Growth Fund (b)	269,317	3,899,704
Fidelity Series International Small Cap Fund (b)	69,664	931,403
Fidelity Series International Value Fund (b)	451,193	3,221,518
Fidelity Series Overseas Fund (b)	347,384	3,004,872
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $18,627,734)		19,117,929

Bond Funds - 52.5%
Fidelity Series Emerging Markets Debt Fund (b)	117,001	943,028
Fidelity Series Floating Rate High Income Fund (b)	28,988	233,060
Fidelity Series High Income Fund (b)	123,258	1,015,645
Fidelity Series Inflation-Protected Bond Index Fund (b)	1,654,278	16,675,121
Fidelity Series International Credit Fund (b)	11,909	113,848
Fidelity Series Investment Grade Bond Fund (b)	4,834,440	55,741,096
Fidelity Series Long-Term Treasury Bond Index Fund (b)	357,094	3,817,340
Fidelity Series Real Estate Income Fund (b)	73,134	615,792
TOTAL BOND FUNDS
(Cost $75,306,900)		79,154,930

Short-Term Funds - 23.1%
Fidelity Cash Central Fund 0.29% (c)	300,947	301,037
Fidelity Series Government Money Market Fund 0.4% (b)(d)	28,109,999	28,109,999
Fidelity Series Short-Term Credit Fund (b)	645,383	6,376,386
TOTAL SHORT-TERM FUNDS
(Cost $34,833,200)		34,787,422
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $146,918,610)		150,388,554
NET OTHER ASSETS (LIABILITIES) - 0.2%		249,291
NET ASSETS - 100%		$150,637,845

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $129,976.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,670
Total	$3,670

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$2,870,805	$562,283	$1,604,727	$267,679	$331,767	$(493,948)	$1,666,180
Fidelity Advisor Series Growth Opportunities Fund	1,941,632	520,872	1,258,749	326,904	230,157	(510,727)	923,185
Fidelity Advisor Series Small Cap Fund	1,316,124	180,440	668,541	30,483	41,405	(191,334)	678,094
Fidelity Series All-Sector Equity Fund	1,208,342	257,107	604,733	122,057	16,116	(154,448)	722,384
Fidelity Series Canada Fund	491,028	490,667	93,407	13,261	1,761	(178,001)	712,048
Fidelity Series Commodity Strategy Fund	3,777,399	3,880,041	1,234,420	87,834	(167,816)	(1,267,729)	4,987,475
Fidelity Series Emerging Markets Debt Fund	1,296,523	304,186	493,924	71,266	(21,815)	(141,942)	943,028
Fidelity Series Emerging Markets Fund	747,394	413,657	186,190	19,644	(12,010)	(254,992)	707,859
Fidelity Series Emerging Markets Opportunities Fund	6,978,846	2,850,829	1,900,846	205,971	(23,065)	(1,265,239)	6,640,525
Fidelity Series Floating Rate High Income Fund	281,244	48,545	59,635	16,241	(4,536)	(32,558)	233,060
Fidelity Series Government Money Market Fund 0.4%	24,410,293	9,844,623	6,144,917	517,731	-	-	28,109,999
Fidelity Series High Income Fund	1,422,298	239,781	501,504	78,080	2,912	(147,842)	1,015,645
Fidelity Series Inflation-Protected Bond Index Fund	18,540,350	3,527,207	6,004,148	255,032	72,146	539,566	16,675,121
Fidelity Series International Credit Fund	110,876	7,060	-	7,060	-	(4,088)	113,848
Fidelity Series International Growth Fund	5,140,697	771,104	1,930,033	191,897	489,530	(571,594)	3,899,704
Fidelity Series International Small Cap Fund	1,214,064	335,293	499,755	50,510	82,284	(200,483)	931,403
Fidelity Series International Value Fund	4,966,505	941,556	1,734,245	197,281	32,611	(984,909)	3,221,518
Fidelity Series Investment Grade Bond Fund	56,274,393	11,766,639	14,175,565	1,795,195	174,768	1,700,861	55,741,096
Fidelity Series Large Cap Stock Fund	4,904,833	877,112	2,809,454	295,228	302,522	(844,482)	2,430,531
Fidelity Series Large Cap Value Index Fund	563,882	81,445	312,945	26,755	46,119	(119,611)	258,890
Fidelity Series Long-Term Treasury Bond Index Fund	7,760,695	1,203,836	6,258,696	437,005	608,067	503,438	3,817,340
Fidelity Series Opportunistic Insights Fund	2,678,749	482,535	1,406,593	207,077	411,661	(579,982)	1,586,370
Fidelity Series Overseas Fund	-	3,468,353	-	7,944	-	(463,481)	3,004,872
Fidelity Series Real Estate Income Fund	821,696	153,950	175,175	52,445	(812)	(183,867)	615,792
Fidelity Series Short-Term Credit Fund	6,045,818	1,861,151	1,466,214	175,531	(4,078)	(60,291)	6,376,386
Fidelity Series Small Cap Opportunities Fund	1,690,691	288,833	850,945	97,061	245,813	(527,111)	847,281
Fidelity Series Stock Selector Large Cap Value Fund	3,223,692	524,058	1,724,414	159,385	123,523	(589,664)	1,557,195
Fidelity Series Value Discovery Fund	3,185,718	530,249	1,782,624	116,317	186,071	(578,702)	1,540,712
	$163,864,587	$46,413,412	$55,882,399	$5,828,874	$3,165,101	$(7,603,160)	$149,957,541

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$129,976	$--	$129,976	$--
Domestic Equity Funds	17,198,297	17,198,297	--	--
International Equity Funds	19,117,929	19,117,929	--	--
Bond Funds	79,154,930	79,154,930	--	--
Short-Term Funds	34,787,422	34,787,422	--	--
Total Investments in Securities:	$150,388,554	$150,258,578	$129,976	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $129,836)	$129,976
Fidelity Central Funds (cost $301,030)	301,037
Other affiliated issuers (cost $146,487,744)	149,957,541
Total Investment in Securities (cost $146,918,610)		$150,388,554
Segregated cash with brokers for derivative instruments		243,313
Receivable for investments sold		622,378
Receivable for fund shares sold		46,939
Distributions receivable from Fidelity Central Funds		235
Receivable for daily variation margin on futures contracts		35,763
Total assets		151,337,182
Liabilities
Payable for fund shares redeemed	$611,404
Accrued management fee	60,677
Distribution and service plan fees payable	27,256
Total liabilities		699,337
Net Assets		$150,637,845
Net Assets consist of:
Paid in capital		$144,261,066
Total accumulated earnings (loss)		6,376,779
Net Assets		$150,637,845
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($74,102,516 ÷ 6,830,449 shares)(a)		$10.85
Maximum offering price per share (100/94.25 of $10.85)		$11.51
Class M:
Net Asset Value and redemption price per share ($22,479,870 ÷ 2,074,922 shares)(a)		$10.83
Maximum offering price per share (100/96.50 of $10.83)		$11.22
Class C:
Net Asset Value and offering price per share ($1,641,696 ÷ 151,289 shares)(a)		$10.85
Class I:
Net Asset Value, offering price and redemption price per share ($46,910,945 ÷ 4,291,089 shares)		$10.93
Class Z:
Net Asset Value, offering price and redemption price per share ($2,850,614 ÷ 262,040 shares)		$10.88
Class Z6:
Net Asset Value, offering price and redemption price per share ($2,652,204 ÷ 243,275 shares)		$10.90

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$3,884,437
Interest		1,381
Income from Fidelity Central Funds		3,670
Total income		3,889,488
Expenses
Management fee	$784,321
Distribution and service plan fees	355,103
Independent trustees' fees and expenses	641
Total expenses before reductions	1,140,065
Expense reductions	(231)
Total expenses after reductions		1,139,834
Net investment income (loss)		2,749,654
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	249
Fidelity Central Funds	3
Other affiliated issuers	3,165,101
Futures contracts	428,083
Capital gain distributions from underlying funds:
Affiliated issuers	1,944,437
Total net realized gain (loss)		5,537,873
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	138
Fidelity Central Funds	7
Other affiliated issuers	(7,603,160)
Futures contracts	19,193
Total change in net unrealized appreciation (depreciation)		(7,583,822)
Net gain (loss)		(2,045,949)
Net increase (decrease) in net assets resulting from operations		$703,705

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,749,654	$3,298,681
Net realized gain (loss)	5,537,873	7,782,821
Change in net unrealized appreciation (depreciation)	(7,583,822)	(6,171,302)
Net increase (decrease) in net assets resulting from operations	703,705	4,910,200
Distributions to shareholders	(7,692,057)	(13,484,722)
Share transactions - net increase (decrease)	(6,776,446)	(21,054,341)
Total increase (decrease) in net assets	(13,764,798)	(29,628,863)
Net Assets
Beginning of period	164,402,643	194,031,506
End of period	$150,637,845	$164,402,643

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2005 Fund Class A

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.36	$11.92	$11.84	$11.44	$12.10
Income from Investment Operations
Net investment income (loss)A	.19	.21	.16	.17	.19
Net realized and unrealized gain (loss)	(.16)	.14	.53	.67	(.34)
Total from investment operations	.03	.35	.69	.84	(.15)
Distributions from net investment income	(.20)	(.22)	(.17)	(.19)B	(.20)
Distributions from net realized gain	(.34)	(.68)	(.44)	(.25)B	(.32)
Total distributions	(.54)	(.91)C	(.61)	(.44)	(.51)D
Net asset value, end of period	$10.85	$11.36	$11.92	$11.84	$11.44
Total ReturnE,F	.04%	3.24%	5.87%	7.55%	(1.23)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.72%	.73%	.66%	.25%	.25%
Expenses net of fee waivers, if any	.72%	.73%	.66%	.25%	.25%
Expenses net of all reductions	.72%	.73%	.66%	.25%	.25%
Net investment income (loss)	1.62%	1.80%	1.34%	1.46%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$74,103	$86,981	$101,642	$118,902	$134,262
Portfolio turnover rateH	28%	28%	20%	32%	30%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.91 per share is comprised of distributions from net investment income of $.222 and distributions from net realized gain of $.683 per share.

 D Total distributions of $.51 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.317 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class M

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.35	$11.91	$11.83	$11.43	$12.09
Income from Investment Operations
Net investment income (loss)A	.16	.18	.13	.14	.16
Net realized and unrealized gain (loss)	(.17)	.14	.53	.67	(.33)
Total from investment operations	(.01)	.32	.66	.81	(.17)
Distributions from net investment income	(.17)	(.19)	(.14)	(.16)B	(.17)
Distributions from net realized gain	(.34)	(.68)	(.44)	(.25)B	(.32)
Total distributions	(.51)	(.88)C	(.58)	(.41)	(.49)
Net asset value, end of period	$10.83	$11.35	$11.91	$11.83	$11.43
Total ReturnD,E	(.31)%	2.98%	5.64%	7.29%	(1.45)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.97%	.98%	.91%	.50%	.50%
Expenses net of fee waivers, if any	.97%	.98%	.91%	.50%	.50%
Expenses net of all reductions	.97%	.98%	.91%	.50%	.50%
Net investment income (loss)	1.37%	1.55%	1.08%	1.21%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$22,480	$24,132	$25,730	$27,091	$29,347
Portfolio turnover rateG	28%	28%	20%	32%	30%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.88 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.683 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class C

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.35	$11.91	$11.81	$11.41	$12.06
Income from Investment Operations
Net investment income (loss)A	.10	.12	.07	.08	.10
Net realized and unrealized gain (loss)	(.16)	.13	.54	.67	(.33)
Total from investment operations	(.06)	.25	.61	.75	(.23)
Distributions from net investment income	(.10)	(.12)	(.07)	(.10)B	(.10)
Distributions from net realized gain	(.34)	(.68)	(.44)	(.25)B	(.32)
Total distributions	(.44)	(.81)C	(.51)	(.35)	(.42)
Net asset value, end of period	$10.85	$11.35	$11.91	$11.81	$11.41
Total ReturnD,E	(.70)%	2.35%	5.21%	6.75%	(1.98)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.47%	1.48%	1.41%	1.00%	1.00%
Expenses net of fee waivers, if any	1.47%	1.48%	1.41%	1.00%	1.00%
Expenses net of all reductions	1.47%	1.48%	1.41%	1.00%	1.00%
Net investment income (loss)	.87%	1.05%	.58%	.71%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$1,642	$2,302	$5,867	$5,623	$6,200
Portfolio turnover rateG	28%	28%	20%	32%	30%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.81 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.683 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class I

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.45	$12.00	$11.92	$11.51	$12.18
Income from Investment Operations
Net investment income (loss)A	.22	.24	.19	.20	.22
Net realized and unrealized gain (loss)	(.17)	.14	.54	.68	(.34)
Total from investment operations	.05	.38	.73	.88	(.12)
Distributions from net investment income	(.23)	(.25)	(.20)	(.22)B	(.23)
Distributions from net realized gain	(.34)	(.68)	(.44)	(.25)B	(.32)
Total distributions	(.57)	(.93)	(.65)C	(.47)	(.55)
Net asset value, end of period	$10.93	$11.45	$12.00	$11.92	$11.51
Total ReturnD	.21%	3.53%	6.13%	7.87%	(1.04)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%	.48%	.41%	- %G	- %G
Expenses net of fee waivers, if any	.47%	.48%	.41%	-%	-%
Expenses net of all reductions	.47%	.48%	.41%	-%	-%
Net investment income (loss)	1.87%	2.05%	1.58%	1.71%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$46,911	$49,013	$59,386	$58,940	$61,440
Portfolio turnover rateF	28%	28%	20%	32%	30%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.65 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.443 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class Z

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.41	$11.84
Income from Investment Operations
Net investment income (loss)B	.22	.20
Net realized and unrealized gain (loss)	(.16)	.01
Total from investment operations	.06	.21
Distributions from net investment income	(.25)	(.26)
Distributions from net realized gain	(.34)	(.39)
Total distributions	(.59)	(.64)C
Net asset value, end of period	$10.88	$11.41
Total ReturnD,E	.32%	2.09%
Ratios to Average Net AssetsF,G
Expenses before reductions	.42%	.43%H
Expenses net of fee waivers, if any	.42%	.43%H
Expenses net of all reductions	.42%	.43%H
Net investment income (loss)	1.92%	3.58%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,851	$126
Portfolio turnover rateG	28%	28%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.64 per share is comprised of distributions from net investment income of $.256 and distributions from net realized gain of $.385 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class Z6

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.42	$12.00	$12.04
Income from Investment Operations
Net investment income (loss)B	.23	.25	.13
Net realized and unrealized gain (loss)	(.16)	.13	.33
Total from investment operations	.07	.38	.46
Distributions from net investment income	(.25)	(.28)	(.19)
Distributions from net realized gain	(.34)	(.68)	(.31)
Total distributions	(.59)	(.96)	(.50)
Net asset value, end of period	$10.90	$11.42	$12.00
Total ReturnC,D	.35%	3.53%	3.78%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%	.37%	.39%G,H
Expenses net of fee waivers, if any	.37%	.37%	.39%G,H
Expenses net of all reductions	.37%	.37%	.39%G,H
Net investment income (loss)	1.97%	2.16%	1.30%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,652	$1,849	$1,408
Portfolio turnover rateF	28%	28%	20%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	33.6
Fidelity Series Government Money Market Fund 0.4%	15.5
Fidelity Series Inflation-Protected Bond Index Fund	9.5
Fidelity Series Emerging Markets Opportunities Fund	5.3
Fidelity Series Short-Term Credit Fund	3.4
Fidelity Series International Growth Fund	3.4
Fidelity Series Commodity Strategy Fund	3.3
Fidelity Series International Value Fund	2.8
Fidelity Series Large Cap Stock Fund	2.8
Fidelity Series Overseas Fund	2.7
82.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	16.8%
International Equity Funds	16.3%
Bond Funds	47.6%
Short-Term Funds	19.1%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2010 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.36% to 1.39% 5/28/20 to 6/4/20 (a)
(Cost $249,669)	250,000	249,954
	Shares	Value

Domestic Equity Funds - 16.8%
Fidelity Advisor Series Equity Growth Fund (b)	508,881	$6,264,325
Fidelity Advisor Series Growth Opportunities Fund (b)	366,394	4,026,665
Fidelity Advisor Series Small Cap Fund (b)	313,206	2,624,666
Fidelity Series All-Sector Equity Fund (b)	345,859	2,711,534
Fidelity Series Commodity Strategy Fund (b)	3,235,332	11,808,962
Fidelity Series Large Cap Stock Fund (b)	831,941	9,974,978
Fidelity Series Large Cap Value Index Fund (b)	107,697	1,034,971
Fidelity Series Opportunistic Insights Fund (b)	382,446	5,859,080
Fidelity Series Small Cap Opportunities Fund (b)	325,425	3,303,061
Fidelity Series Stock Selector Large Cap Value Fund (b)	686,106	6,161,235
Fidelity Series Value Discovery Fund (b)	636,876	6,324,174
TOTAL DOMESTIC EQUITY FUNDS
(Cost $62,413,937)		60,093,651

International Equity Funds - 16.3%
Fidelity Series Canada Fund (b)	289,748	2,402,013
Fidelity Series Emerging Markets Fund (b)	284,214	2,012,232
Fidelity Series Emerging Markets Opportunities Fund (b)	1,212,616	18,880,425
Fidelity Series International Growth Fund (b)	850,461	12,314,668
Fidelity Series International Small Cap Fund (b)	213,671	2,856,785
Fidelity Series International Value Fund (b)	1,433,582	10,235,775
Fidelity Series Overseas Fund (b)	1,127,048	9,748,961
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $57,955,071)		58,450,859

Bond Funds - 47.6%
Fidelity Series Emerging Markets Debt Fund (b)	278,069	2,241,239
Fidelity Series Floating Rate High Income Fund (b)	68,911	554,048
Fidelity Series High Income Fund (b)	297,333	2,450,021
Fidelity Series Inflation-Protected Bond Index Fund (b)	3,389,010	34,161,217
Fidelity Series International Credit Fund (b)	28,620	273,603
Fidelity Series Investment Grade Bond Fund (b)	10,433,700	120,300,564
Fidelity Series Long-Term Treasury Bond Index Fund (b)	837,856	8,956,676
Fidelity Series Real Estate Income Fund (b)	176,169	1,483,346
TOTAL BOND FUNDS
(Cost $161,522,824)		170,420,714

Short-Term Funds - 19.1%
Fidelity Cash Central Fund 0.29% (c)	576,279	576,452
Fidelity Series Government Money Market Fund 0.4% (b)(d)	55,390,390	55,390,390
Fidelity Series Short-Term Credit Fund (b)	1,246,528	12,315,697
TOTAL SHORT-TERM FUNDS
(Cost $68,379,456)		68,282,539
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $350,520,957)		357,497,717
NET OTHER ASSETS (LIABILITIES) - 0.1%		526,634
NET ASSETS - 100%		$358,024,351

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $249,954.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,299
Total	$9,299

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$10,589,589	$1,397,855	$5,088,633	$988,570	$1,148,484	$(1,782,970)	$6,264,325
Fidelity Advisor Series Growth Opportunities Fund	7,119,050	1,477,738	3,502,910	1,207,114	877,596	(1,944,809)	4,026,665
Fidelity Advisor Series Small Cap Fund	4,811,119	333,974	1,929,570	112,539	136,188	(727,045)	2,624,666
Fidelity Series All-Sector Equity Fund	4,851,607	674,941	2,293,697	456,113	22,301	(543,618)	2,711,534
Fidelity Series Canada Fund	1,734,835	1,623,509	348,457	41,820	8,066	(615,940)	2,402,013
Fidelity Series Commodity Strategy Fund	9,678,863	8,462,614	2,825,275	214,973	(211,592)	(3,295,648)	11,808,962
Fidelity Series Emerging Markets Debt Fund	3,245,175	465,920	1,069,284	172,861	(50,710)	(349,862)	2,241,239
Fidelity Series Emerging Markets Fund	2,308,362	944,015	472,327	57,343	(23,458)	(744,360)	2,012,232
Fidelity Series Emerging Markets Opportunities Fund	21,744,347	5,859,149	5,003,280	593,899	22,707	(3,742,498)	18,880,425
Fidelity Series Floating Rate High Income Fund	718,068	69,043	143,044	40,033	(13,975)	(76,044)	554,048
Fidelity Series Government Money Market Fund 0.4%	49,067,687	18,181,941	11,859,238	1,012,866	-	-	55,390,390
Fidelity Series High Income Fund	3,675,571	333,035	1,209,224	191,518	(68,177)	(281,184)	2,450,021
Fidelity Series Inflation-Protected Bond Index Fund	38,597,841	5,294,366	10,962,574	534,165	163,291	1,068,293	34,161,217
Fidelity Series International Credit Fund	266,462	16,966	-	16,966	-	(9,825)	273,603
Fidelity Series International Growth Fund	16,910,342	1,324,517	5,681,855	613,783	1,568,857	(1,807,193)	12,314,668
Fidelity Series International Small Cap Fund	3,943,868	730,394	1,418,724	155,030	224,549	(623,302)	2,856,785
Fidelity Series International Value Fund	16,245,843	2,161,562	5,115,294	641,796	108,776	(3,165,112)	10,235,775
Fidelity Series Investment Grade Bond Fund	128,120,489	22,190,870	34,209,065	3,968,918	565,012	3,633,258	120,300,564
Fidelity Series Large Cap Stock Fund	18,186,395	1,985,270	8,124,131	1,088,842	1,086,679	(3,159,235)	9,974,978
Fidelity Series Large Cap Value Index Fund	2,037,509	176,334	899,404	99,122	157,585	(437,053)	1,034,971
Fidelity Series Long-Term Treasury Bond Index Fund	20,645,323	2,189,405	16,672,268	1,083,182	1,619,358	1,174,858	8,956,676
Fidelity Series Opportunistic Insights Fund	9,874,029	1,150,120	4,508,371	768,088	1,216,476	(1,873,174)	5,859,080
Fidelity Series Overseas Fund	-	11,242,914	-	25,174	-	(1,493,953)	9,748,961
Fidelity Series Real Estate Income Fund	2,090,573	219,058	382,652	128,112	8,989	(452,622)	1,483,346
Fidelity Series Short-Term Credit Fund	12,149,751	2,905,498	2,621,506	342,132	(4,198)	(113,848)	12,315,697
Fidelity Series Small Cap Opportunities Fund	6,170,773	686,987	2,479,437	358,613	554,184	(1,629,446)	3,303,061
Fidelity Series Stock Selector Large Cap Value Fund	11,908,348	1,127,703	5,099,813	591,187	474,183	(2,249,186)	6,161,235
Fidelity Series Value Discovery Fund	11,766,870	1,264,483	5,186,156	432,348	654,606	(2,175,629)	6,324,174
	$418,458,689	$94,490,181	$139,106,189	$15,937,107	$10,245,777	$(27,417,147)	$356,671,311

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$249,954	$--	$249,954	$--
Domestic Equity Funds	60,093,651	60,093,651	--	--
International Equity Funds	58,450,859	58,450,859	--	--
Bond Funds	170,420,714	170,420,714	--	--
Short-Term Funds	68,282,539	68,282,539	--	--
Total Investments in Securities:	$357,497,717	$357,247,763	$249,954	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $249,669)	$249,954
Fidelity Central Funds (cost $576,428)	576,452
Other affiliated issuers (cost $349,694,860)	356,671,311
Total Investment in Securities (cost $350,520,957)		$357,497,717
Segregated cash with brokers for derivative instruments		532,525
Receivable for investments sold		2,153,036
Receivable for fund shares sold		643,916
Distributions receivable from Fidelity Central Funds		502
Receivable for daily variation margin on futures contracts		74,672
Total assets		360,902,368
Liabilities
Payable for investments purchased	$19
Payable for fund shares redeemed	2,650,165
Accrued management fee	157,302
Distribution and service plan fees payable	70,526
Other payables and accrued expenses	5
Total liabilities		2,878,017
Net Assets		$358,024,351
Net Assets consist of:
Paid in capital		$341,886,330
Total accumulated earnings (loss)		16,138,021
Net Assets		$358,024,351
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($162,919,905 ÷ 14,846,742 shares)(a)		$10.97
Maximum offering price per share (100/94.25 of $10.97)		$11.64
Class M:
Net Asset Value and redemption price per share ($64,750,248 ÷ 5,929,991 shares)(a)		$10.92
Maximum offering price per share (100/96.50 of $10.92)		$11.32
Class C:
Net Asset Value and offering price per share ($8,343,249 ÷ 767,759 shares)(a)		$10.87
Class I:
Net Asset Value, offering price and redemption price per share ($107,764,039 ÷ 9,782,216 shares)		$11.02
Class Z:
Net Asset Value, offering price and redemption price per share ($5,894,622 ÷ 538,095 shares)		$10.95
Class Z6:
Net Asset Value, offering price and redemption price per share ($8,352,288 ÷ 760,064 shares)		$10.99

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$9,489,977
Interest		3,412
Income from Fidelity Central Funds		9,299
Total income		9,502,688
Expenses
Management fee	$2,094,038
Distribution and service plan fees	936,744
Independent trustees' fees and expenses	1,586
Total expenses before reductions	3,032,368
Expense reductions	(182)
Total expenses after reductions		3,032,186
Net investment income (loss)		6,470,502
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	828
Affiliated issuers	10,245,777
Futures contracts	1,089,611
Capital gain distributions from underlying funds:
Affiliated issuers	6,447,130
Total net realized gain (loss)		17,783,346
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	278
Fidelity Central Funds	24
Other affiliated issuers	(27,417,147)
Futures contracts	43,196
Total change in net unrealized appreciation (depreciation)		(27,373,649)
Net gain (loss)		(9,590,303)
Net increase (decrease) in net assets resulting from operations		$(3,119,801)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,470,502	$7,773,009
Net realized gain (loss)	17,783,346	22,985,277
Change in net unrealized appreciation (depreciation)	(27,373,649)	(17,343,507)
Net increase (decrease) in net assets resulting from operations	(3,119,801)	13,414,779
Distributions to shareholders	(23,327,353)	(36,141,003)
Share transactions - net increase (decrease)	(35,324,647)	(33,088,521)
Total increase (decrease) in net assets	(61,771,801)	(55,814,745)
Net Assets
Beginning of period	419,796,152	475,610,897
End of period	$358,024,351	$419,796,152

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2010 Fund Class A

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.78	$12.42	$12.34	$11.87	$12.72
Income from Investment Operations
Net investment income (loss)A	.19	.21	.16	.18	.20
Net realized and unrealized gain (loss)	(.31)	.15	.72	.84	(.41)
Total from investment operations	(.12)	.36	.88	1.02	(.21)
Distributions from net investment income	(.20)	(.21)	(.17)	(.19)	(.21)
Distributions from net realized gain	(.49)	(.79)	(.62)	(.36)	(.44)
Total distributions	(.69)	(1.00)	(.80)B	(.55)	(.64)C
Net asset value, end of period	$10.97	$11.78	$12.42	$12.34	$11.87
Total ReturnD,E	(1.39)%	3.28%	7.18%	8.87%	(1.67)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.77%	.77%H	.69%	.25%	.25%
Expenses net of fee waivers, if any	.77%	.77%H	.69%	.25%	.25%
Expenses net of all reductions	.77%	.77%H	.69%	.25%	.25%
Net investment income (loss)	1.56%	1.75%	1.29%	1.45%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$162,920	$198,633	$230,553	$263,496	$328,232
Portfolio turnover rateG	23%	24%	20%	26%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.80 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.624 per share.

 C Total distributions of $.64 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.437 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class M

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.73	$12.37	$12.30	$11.83	$12.68
Income from Investment Operations
Net investment income (loss)A	.15	.18	.13	.14	.17
Net realized and unrealized gain (loss)	(.30)	.15	.71	.85	(.41)
Total from investment operations	(.15)	.33	.84	.99	(.24)
Distributions from net investment income	(.17)	(.18)	(.15)	(.16)	(.18)
Distributions from net realized gain	(.49)	(.79)	(.62)	(.36)	(.44)
Total distributions	(.66)	(.97)	(.77)	(.52)	(.61)B
Net asset value, end of period	$10.92	$11.73	$12.37	$12.30	$11.83
Total ReturnC,D	(1.63)%	3.06%	6.89%	8.63%	(1.92)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.02%	1.02%G	.94%	.50%	.50%
Expenses net of fee waivers, if any	1.02%	1.02%G	.94%	.50%	.50%
Expenses net of all reductions	1.02%	1.02%G	.94%	.50%	.50%
Net investment income (loss)	1.31%	1.50%	1.03%	1.20%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$64,750	$71,679	$77,068	$83,881	$92,543
Portfolio turnover rateF	23%	24%	20%	26%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.437 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class C

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.66	$12.29	$12.22	$11.76	$12.60
Income from Investment Operations
Net investment income (loss)A	.10	.12	.07	.08	.11
Net realized and unrealized gain (loss)	(.30)	.14	.70	.84	(.40)
Total from investment operations	(.20)	.26	.77	.92	(.29)
Distributions from net investment income	(.10)	(.11)	(.08)	(.10)	(.11)
Distributions from net realized gain	(.49)	(.78)	(.62)	(.36)	(.44)
Total distributions	(.59)	(.89)	(.70)	(.46)	(.55)
Net asset value, end of period	$10.87	$11.66	$12.29	$12.22	$11.76
Total ReturnB,C	(2.02)%	2.45%	6.37%	8.07%	(2.39)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.51%F	1.52%F	1.44%	1.00%	1.00%
Expenses net of fee waivers, if any	1.51%F	1.52%F	1.44%	1.00%	1.00%
Expenses net of all reductions	1.51%F	1.52%F	1.44%	1.00%	1.00%
Net investment income (loss)	.81%	1.00%	.54%	.70%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$8,343	$10,765	$26,227	$29,290	$30,150
Portfolio turnover rateE	23%	24%	20%	26%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class I

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.82	$12.47	$12.40	$11.92	$12.77
Income from Investment Operations
Net investment income (loss)A	.22	.24	.19	.21	.23
Net realized and unrealized gain (loss)	(.30)	.14	.72	.85	(.40)
Total from investment operations	(.08)	.38	.91	1.06	(.17)
Distributions from net investment income	(.23)	(.25)	(.21)	(.22)	(.24)
Distributions from net realized gain	(.49)	(.79)	(.62)	(.36)	(.44)
Total distributions	(.72)	(1.03)B	(.84)C	(.58)	(.68)
Net asset value, end of period	$11.02	$11.82	$12.47	$12.40	$11.92
Total ReturnD	(1.04)%	3.50%	7.39%	9.22%	(1.40)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.52%	.52%G	.45%	- %H	- %H
Expenses net of fee waivers, if any	.52%	.52%G	.45%	-%	-%
Expenses net of all reductions	.52%	.52%G	.45%	-%	-%
Net investment income (loss)	1.81%	2.00%	1.53%	1.70%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$107,764	$131,896	$137,019	$131,216	$143,715
Portfolio turnover rateF	23%	24%	20%	26%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.03 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.788 per share.

 C Total distributions of $.84 per share is comprised of distributions from net investment income of $.212 and distributions from net realized gain of $.624 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class Z

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.78	$12.30
Income from Investment Operations
Net investment income (loss)B	.22	.27
Net realized and unrealized gain (loss)	(.30)	(.11)C
Total from investment operations	(.08)	.16
Distributions from net investment income	(.26)	(.26)
Distributions from net realized gain	(.49)	(.42)
Total distributions	(.75)	(.68)
Net asset value, end of period	$10.95	$11.78
Total ReturnD,E	(1.05)%	1.65%
Ratios to Average Net AssetsF,G
Expenses before reductions	.46%H	.47%H,I
Expenses net of fee waivers, if any	.46%H	.47%H,I
Expenses net of all reductions	.46%H	.47%H,I
Net investment income (loss)	1.87%	4.58%I
Supplemental Data
Net assets, end of period (000 omitted)	$5,895	$257
Portfolio turnover rateG	23%	24%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class Z6

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.81	$12.47	$12.50
Income from Investment Operations
Net investment income (loss)B	.23	.25	.05
Net realized and unrealized gain (loss)	(.31)	.15	.53
Total from investment operations	(.08)	.40	.58
Distributions from net investment income	(.26)	(.27)	(.20)
Distributions from net realized gain	(.49)	(.79)	(.42)
Total distributions	(.74)C	(1.06)	(.61)D
Net asset value, end of period	$10.99	$11.81	$12.47
Total ReturnE,F	(1.01)%	3.66%	4.62%
Ratios to Average Net AssetsG,H
Expenses before reductions	.39%	.39%	.41%I,J
Expenses net of fee waivers, if any	.39%	.39%	.41%I,J
Expenses net of all reductions	.39%	.39%	.41%I,J
Net investment income (loss)	1.94%	2.13%	.45%I
Supplemental Data
Net assets, end of period (000 omitted)	$8,352	$6,566	$4,744
Portfolio turnover rateH	23%	24%	20%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.74 per share is comprised of distributions from net investment income of $.258 and distributions from net realized gain of $.486 per share.

 D Total distributions of $.61 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.416 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	29.8
Fidelity Series Government Money Market Fund 0.4%	12.3
Fidelity Series Inflation-Protected Bond Index Fund	8.4
Fidelity Series Emerging Markets Opportunities Fund	6.3
Fidelity Series International Growth Fund	4.2
Fidelity Series Large Cap Stock Fund	3.8
Fidelity Series International Value Fund	3.6
Fidelity Series Overseas Fund	3.5
Fidelity Series Commodity Strategy Fund	3.3
Fidelity Series Short-Term Credit Fund	2.6
77.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	21.9%
International Equity Funds	20.2%
Bond Funds	42.7%
Short-Term Funds	15.0%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2015 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.36% to 1.39% 5/28/20 to 6/4/20 (a)
(Cost $489,252)	490,000	489,911
	Shares	Value

Domestic Equity Funds - 21.9%
Fidelity Advisor Series Equity Growth Fund (b)	1,512,038	$18,613,188
Fidelity Advisor Series Growth Opportunities Fund (b)	1,088,414	11,961,675
Fidelity Advisor Series Small Cap Fund (b)	924,375	7,746,259
Fidelity Series All-Sector Equity Fund (b)	1,030,983	8,082,906
Fidelity Series Commodity Strategy Fund (b)	6,983,662	25,490,366
Fidelity Series Large Cap Stock Fund (b)	2,472,470	29,644,912
Fidelity Series Large Cap Value Index Fund (b)	319,310	3,068,567
Fidelity Series Opportunistic Insights Fund (b)	1,136,425	17,410,024
Fidelity Series Small Cap Opportunities Fund (b)	964,953	9,794,269
Fidelity Series Stock Selector Large Cap Value Fund (b)	2,034,676	18,271,386
Fidelity Series Value Discovery Fund (b)	1,910,826	18,974,502
TOTAL DOMESTIC EQUITY FUNDS
(Cost $171,022,407)		169,058,054

International Equity Funds - 20.2%
Fidelity Series Canada Fund (b)	850,950	7,054,379
Fidelity Series Emerging Markets Fund (b)	716,999	5,076,354
Fidelity Series Emerging Markets Opportunities Fund (b)	3,123,909	48,639,256
Fidelity Series International Growth Fund (b)	2,270,543	32,877,456
Fidelity Series International Small Cap Fund (b)	580,169	7,756,858
Fidelity Series International Value Fund (b)	3,921,379	27,998,648
Fidelity Series Overseas Fund (b)	3,126,944	27,048,067
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $152,498,835)		156,451,018

Bond Funds - 42.7%
Fidelity Series Emerging Markets Debt Fund (b)	601,129	4,845,097
Fidelity Series Floating Rate High Income Fund (b)	143,373	1,152,720
Fidelity Series High Income Fund (b)	651,124	5,365,266
Fidelity Series Inflation-Protected Bond Index Fund (b)	6,433,058	64,845,221
Fidelity Series International Credit Fund (b)	68,120	651,223
Fidelity Series Investment Grade Bond Fund (b)	20,012,769	230,747,222
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,853,882	19,818,002
Fidelity Series Real Estate Income Fund (b)	385,451	3,245,495
TOTAL BOND FUNDS
(Cost $311,915,363)		330,670,246

Short-Term Funds - 15.0%
Fidelity Cash Central Fund 0.29% (c)	1,029,916	1,030,225
Fidelity Series Government Money Market Fund 0.4% (b)(d)	95,067,836	95,067,836
Fidelity Series Short-Term Credit Fund (b)	2,040,008	20,155,281
TOTAL SHORT-TERM FUNDS
(Cost $116,427,581)		116,253,342
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $752,353,438)		772,922,571
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,017,513
NET ASSETS - 100%		$773,940,084

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $489,911.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$22,181
Total	$22,181

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$32,546,778	$3,452,604	$15,523,670	$3,021,290	$3,709,802	$(5,572,326)	$18,613,188
Fidelity Advisor Series Growth Opportunities Fund	21,848,910	3,974,023	10,652,708	3,689,544	2,711,990	(5,920,540)	11,961,675
Fidelity Advisor Series Small Cap Fund	14,730,372	553,334	5,789,415	344,019	423,483	(2,171,515)	7,746,259
Fidelity Series All-Sector Equity Fund	14,439,639	1,626,512	6,409,567	1,383,165	66,341	(1,640,019)	8,082,906
Fidelity Series Canada Fund	5,061,159	4,852,523	1,055,662	116,595	28,107	(1,831,748)	7,054,379
Fidelity Series Commodity Strategy Fund	22,709,877	17,604,722	6,980,000	495,436	(982,787)	(6,861,446)	25,490,366
Fidelity Series Emerging Markets Debt Fund	7,351,000	735,264	2,341,875	385,453	(131,873)	(767,419)	4,845,097
Fidelity Series Emerging Markets Fund	6,122,573	2,323,926	1,404,882	152,815	(73,485)	(1,891,778)	5,076,354
Fidelity Series Emerging Markets Opportunities Fund	57,560,785	13,289,397	12,764,172	1,560,156	1,013	(9,447,767)	48,639,256
Fidelity Series Floating Rate High Income Fund	1,551,611	106,631	323,375	84,125	(27,536)	(154,611)	1,152,720
Fidelity Series Government Money Market Fund 0.4%	87,309,321	35,889,330	28,130,815	1,758,230	-	-	95,067,836
Fidelity Series High Income Fund	8,655,724	550,339	3,068,731	438,225	(91,168)	(680,898)	5,365,266
Fidelity Series Inflation-Protected Bond Index Fund	70,248,640	13,148,602	20,780,615	1,042,973	170,876	2,057,718	64,845,221
Fidelity Series International Credit Fund	634,225	40,382	-	40,382	-	(23,384)	651,223
Fidelity Series International Growth Fund	48,417,041	2,445,518	17,663,859	1,733,169	5,963,783	(6,285,027)	32,877,456
Fidelity Series International Small Cap Fund	11,290,776	1,744,506	4,190,425	430,015	844,644	(1,932,643)	7,756,858
Fidelity Series International Value Fund	46,313,712	5,919,048	15,887,095	1,823,425	471,008	(8,818,025)	27,998,648
Fidelity Series Investment Grade Bond Fund	262,356,116	40,873,724	81,125,565	8,010,851	1,143,363	7,499,584	230,747,222
Fidelity Series Large Cap Stock Fund	55,960,959	4,294,432	24,403,302	3,343,209	3,020,296	(9,227,473)	29,644,912
Fidelity Series Large Cap Value Index Fund	6,321,235	383,415	2,801,272	302,118	513,329	(1,348,140)	3,068,567
Fidelity Series Long-Term Treasury Bond Index Fund	49,275,645	4,331,734	40,286,932	2,490,134	3,993,317	2,504,238	19,818,002
Fidelity Series Opportunistic Insights Fund	30,342,218	2,744,121	13,736,051	2,341,031	3,963,550	(5,903,814)	17,410,024
Fidelity Series Overseas Fund	-	31,261,332	-	70,610	-	(4,213,265)	27,048,067
Fidelity Series Real Estate Income Fund	4,873,522	363,147	1,018,313	292,468	42,370	(1,015,231)	3,245,495
Fidelity Series Short-Term Credit Fund	21,687,199	4,414,421	5,767,159	588,386	2,508	(181,688)	20,155,281
Fidelity Series Small Cap Opportunities Fund	18,858,008	1,465,068	7,292,095	1,103,331	1,884,312	(5,121,024)	9,794,269
Fidelity Series Stock Selector Large Cap Value Fund	36,612,014	2,334,974	15,383,956	1,796,342	1,473,554	(6,765,200)	18,271,386
Fidelity Series Value Discovery Fund	36,176,450	2,665,706	15,318,058	1,314,922	2,070,416	(6,620,012)	18,974,502
	$979,255,509	$203,388,735	$360,099,569	$40,152,419	$31,191,213	$(82,333,453)	$771,402,435

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$489,911	$--	$489,911	$--
Domestic Equity Funds	169,058,054	169,058,054	--	--
International Equity Funds	156,451,018	156,451,018	--	--
Bond Funds	330,670,246	330,670,246	--	--
Short-Term Funds	116,253,342	116,253,342	--	--
Total Investments in Securities:	$772,922,571	$772,432,660	$489,911	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $489,252)	$489,911
Fidelity Central Funds (cost $1,030,166)	1,030,225
Other affiliated issuers (cost $750,834,020)	771,402,435
Total Investment in Securities (cost $752,353,438)		$772,922,571
Segregated cash with brokers for derivative instruments		1,039,000
Receivable for investments sold		4,646,376
Receivable for fund shares sold		672,799
Distributions receivable from Fidelity Central Funds		1,010
Receivable for daily variation margin on futures contracts		145,550
Total assets		779,427,306
Liabilities
Payable for investments purchased	$85,089
Payable for fund shares redeemed	4,881,070
Accrued management fee	371,584
Distribution and service plan fees payable	149,479
Total liabilities		5,487,222
Net Assets		$773,940,084
Net Assets consist of:
Paid in capital		$725,834,714
Total accumulated earnings (loss)		48,105,370
Net Assets		$773,940,084
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($360,371,003 ÷ 33,645,466 shares)(a)		$10.71
Maximum offering price per share (100/94.25 of $10.71)		$11.36
Class M:
Net Asset Value and redemption price per share ($123,856,907 ÷ 11,595,987 shares)(a)		$10.68
Maximum offering price per share (100/96.50 of $10.68)		$11.07
Class C:
Net Asset Value and offering price per share ($20,129,466 ÷ 1,896,301 shares)(a)		$10.62
Class I:
Net Asset Value, offering price and redemption price per share ($238,048,160 ÷ 22,028,075 shares)		$10.81
Class Z:
Net Asset Value, offering price and redemption price per share ($16,134,999 ÷ 1,502,841 shares)		$10.74
Class Z6:
Net Asset Value, offering price and redemption price per share ($15,399,549 ÷ 1,429,134 shares)		$10.78

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$21,565,021
Interest		7,822
Income from Fidelity Central Funds		22,181
Total income		21,595,024
Expenses
Management fee	$5,189,434
Distribution and service plan fees	2,123,497
Independent trustees' fees and expenses	3,654
Total expenses before reductions	7,316,585
Expense reductions	(761)
Total expenses after reductions		7,315,824
Net investment income (loss)		14,279,200
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,548
Fidelity Central Funds	1
Other affiliated issuers	31,191,213
Futures contracts	2,356,316
Capital gain distributions from underlying funds:
Affiliated issuers	18,587,398
Total net realized gain (loss)		52,137,476
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	637
Fidelity Central Funds	57
Other affiliated issuers	(82,333,453)
Futures contracts	105,866
Total change in net unrealized appreciation (depreciation)		(82,226,893)
Net gain (loss)		(30,089,417)
Net increase (decrease) in net assets resulting from operations		$(15,810,217)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,279,200	$17,744,669
Net realized gain (loss)	52,137,476	64,175,175
Change in net unrealized appreciation (depreciation)	(82,226,893)	(49,925,939)
Net increase (decrease) in net assets resulting from operations	(15,810,217)	31,993,905
Distributions to shareholders	(63,470,497)	(96,090,230)
Share transactions - net increase (decrease)	(129,306,462)	(64,212,519)
Total increase (decrease) in net assets	(208,587,176)	(128,308,844)
Net Assets
Beginning of period	982,527,260	1,110,836,104
End of period	$773,940,084	$982,527,260

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2015 Fund Class A

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.79	$12.59	$12.43	$11.81	$12.70
Income from Investment Operations
Net investment income (loss)A	.18	.21	.16	.18	.20
Net realized and unrealized gain (loss)	(.44)	.14	.87	.99	(.45)
Total from investment operations	(.26)	.35	1.03	1.17	(.25)
Distributions from net investment income	(.19)	(.21)	(.18)	(.19)	(.21)
Distributions from net realized gain	(.62)	(.94)	(.70)	(.36)	(.43)
Total distributions	(.82)B	(1.15)	(.87)C	(.55)	(.64)
Net asset value, end of period	$10.71	$11.79	$12.59	$12.43	$11.81
Total ReturnD,E	(2.77)%	3.26%	8.42%	10.23%	(2.07)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.81%	.82%	.72%	.25%	.25%
Expenses net of fee waivers, if any	.81%	.82%	.72%	.25%	.25%
Expenses net of all reductions	.81%	.82%	.72%	.25%	.25%
Net investment income (loss)	1.50%	1.71%	1.22%	1.46%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$360,371	$476,763	$551,179	$653,982	$739,929
Portfolio turnover rateG	22%	21%	19%	22%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.82 per share is comprised of distributions from net investment income of $.192 and distributions from net realized gain of $.624 per share.

 C Total distributions of $.87 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.699 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class M

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.76	$12.56	$12.41	$11.79	$12.68
Income from Investment Operations
Net investment income (loss)A	.15	.17	.12	.15	.17
Net realized and unrealized gain (loss)	(.44)	.15	.87	.99	(.45)
Total from investment operations	(.29)	.32	.99	1.14	(.28)
Distributions from net investment income	(.16)	(.18)	(.15)	(.16)	(.18)
Distributions from net realized gain	(.62)	(.94)	(.70)	(.36)	(.43)
Total distributions	(.79)B	(1.12)	(.84)C	(.52)	(.61)
Net asset value, end of period	$10.68	$11.76	$12.56	$12.41	$11.79
Total ReturnD,E	(3.00)%	3.01%	8.10%	9.98%	(2.32)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.06%	1.07%	.98%	.50%	.50%
Expenses net of fee waivers, if any	1.06%	1.07%	.98%	.50%	.50%
Expenses net of all reductions	1.06%	1.07%	.98%	.50%	.50%
Net investment income (loss)	1.25%	1.45%	.96%	1.21%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$123,857	$152,212	$167,835	$178,795	$190,018
Portfolio turnover rateG	22%	21%	19%	22%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.79 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.624 per share.

 C Total distributions of $.84 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.699 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class C

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.69	$12.47	$12.32	$11.72	$12.60
Income from Investment Operations
Net investment income (loss)A	.09	.11	.06	.08	.11
Net realized and unrealized gain (loss)	(.44)	.16	.86	.98	(.45)
Total from investment operations	(.35)	.27	.92	1.06	(.34)
Distributions from net investment income	(.09)	(.13)	(.08)	(.10)	(.11)
Distributions from net realized gain	(.62)	(.93)	(.70)	(.36)	(.43)
Total distributions	(.72)B	(1.05)C	(.77)D	(.46)	(.54)
Net asset value, end of period	$10.62	$11.69	$12.47	$12.32	$11.72
Total ReturnE,F	(3.48)%	2.60%	7.57%	9.33%	(2.76)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.56%	1.57%	1.48%	1.00%	1.00%
Expenses net of fee waivers, if any	1.56%	1.57%	1.48%	1.00%	1.00%
Expenses net of all reductions	1.55%	1.57%	1.48%	1.00%	1.00%
Net investment income (loss)	.76%	.96%	.47%	.71%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$20,129	$31,274	$54,730	$61,332	$63,443
Portfolio turnover rateH	22%	21%	19%	22%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.72 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.624 per share.

 C Total distributions of $1.05 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.926 per share.

 D Total distributions of $.77 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.699 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class I

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.89	$12.69	$12.53	$11.90	$12.79
Income from Investment Operations
Net investment income (loss)A	.21	.24	.19	.21	.23
Net realized and unrealized gain (loss)	(.44)	.14	.88	1.00	(.45)
Total from investment operations	(.23)	.38	1.07	1.21	(.22)
Distributions from net investment income	(.22)	(.24)	(.21)	(.22)	(.24)
Distributions from net realized gain	(.62)	(.94)	(.70)	(.36)	(.43)
Total distributions	(.85)B	(1.18)	(.91)	(.58)	(.67)
Net asset value, end of period	$10.81	$11.89	$12.69	$12.53	$11.90
Total ReturnC	(2.50)%	3.55%	8.66%	10.53%	(1.80)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.56%	.57%	.48%	- %F	- %F
Expenses net of fee waivers, if any	.56%	.57%	.48%	-%	-%
Expenses net of all reductions	.56%	.57%	.48%	-%	-%
Net investment income (loss)	1.75%	1.95%	1.46%	1.71%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$238,048	$304,221	$324,189	$317,539	$361,722
Portfolio turnover rateE	22%	21%	19%	22%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.85 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.624 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class Z

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.85	$12.50
Income from Investment Operations
Net investment income (loss)B	.22	.27
Net realized and unrealized gain (loss)	(.45)	(.17)C
Total from investment operations	(.23)	.10
Distributions from net investment income	(.26)	(.27)
Distributions from net realized gain	(.62)	(.48)
Total distributions	(.88)	(.75)
Net asset value, end of period	$10.74	$11.85
Total ReturnD,E	(2.48)%	1.29%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%	.51%H,I
Expenses net of fee waivers, if any	.49%	.51%H,I
Expenses net of all reductions	.49%	.51%H,I
Net investment income (loss)	1.82%	4.73%H
Supplemental Data
Net assets, end of period (000 omitted)	$16,135	$1,522
Portfolio turnover rateG	22%	21%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class Z6

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.87	$12.67	$12.66
Income from Investment Operations
Net investment income (loss)B	.23	.25	.18
Net realized and unrealized gain (loss)	(.45)	.16	.51
Total from investment operations	(.22)	.41	.69
Distributions from net investment income	(.25)	(.27)	(.21)
Distributions from net realized gain	(.62)	(.94)	(.47)
Total distributions	(.87)	(1.21)	(.68)
Net asset value, end of period	$10.78	$11.87	$12.67
Total ReturnC,D	(2.40)%	3.81%	5.42%
Ratios to Average Net AssetsE,F
Expenses before reductions	.41%	.41%	.43%G,H
Expenses net of fee waivers, if any	.41%	.41%	.43%G,H
Expenses net of all reductions	.41%	.41%	.43%G,H
Net investment income (loss)	1.90%	2.11%	1.75%G
Supplemental Data
Net assets, end of period (000 omitted)	$15,400	$16,536	$12,903
Portfolio turnover rateF	22%	21%	19%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	26.3
Fidelity Series Government Money Market Fund 0.4%	9.3
Fidelity Series Inflation-Protected Bond Index Fund	7.2
Fidelity Series Emerging Markets Opportunities Fund	7.2
Fidelity Series International Growth Fund	5.0
Fidelity Series Large Cap Stock Fund	4.8
Fidelity Series International Value Fund	4.3
Fidelity Series Overseas Fund	4.2
Fidelity Series Commodity Strategy Fund	3.3
Fidelity Series Value Discovery Fund	3.1
74.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	26.7%
International Equity Funds	23.7%
Bond Funds	38.1%
Short-Term Funds	11.3%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2020 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.36% to 1.55% 5/7/20 to 6/4/20 (a)
(Cost $1,198,084)	1,200,000	1,199,799
	Shares	Value

Domestic Equity Funds - 26.7%
Fidelity Advisor Series Equity Growth Fund (b)	4,583,653	$56,424,775
Fidelity Advisor Series Growth Opportunities Fund (b)	3,299,231	36,258,544
Fidelity Advisor Series Small Cap Fund (b)	2,800,969	23,472,121
Fidelity Series All-Sector Equity Fund (b)	3,183,415	24,957,973
Fidelity Series Commodity Strategy Fund (b)	17,039,743	62,195,061
Fidelity Series Large Cap Stock Fund (b)	7,532,575	90,315,569
Fidelity Series Large Cap Value Index Fund (b)	976,304	9,382,282
Fidelity Series Opportunistic Insights Fund (b)	3,445,110	52,779,092
Fidelity Series Small Cap Opportunities Fund (b)	2,923,738	29,675,940
Fidelity Series Stock Selector Large Cap Value Fund (b)	6,302,239	56,594,104
Fidelity Series Value Discovery Fund (b)	5,826,171	57,853,881
TOTAL DOMESTIC EQUITY FUNDS
(Cost $509,616,394)		499,909,342

International Equity Funds - 23.7%
Fidelity Series Canada Fund (b)	2,511,192	20,817,784
Fidelity Series Emerging Markets Fund (b)	1,961,461	13,887,141
Fidelity Series Emerging Markets Opportunities Fund (b)	8,601,729	133,928,919
Fidelity Series International Growth Fund (b)	6,480,866	93,842,946
Fidelity Series International Small Cap Fund (b)	1,631,409	21,811,936
Fidelity Series International Value Fund (b)	11,198,795	79,959,397
Fidelity Series Overseas Fund (b)	9,057,640	78,348,582
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $442,381,040)		442,596,705

Bond Funds - 38.1%
Fidelity Series Emerging Markets Debt Fund (b)	1,452,090	11,703,842
Fidelity Series Floating Rate High Income Fund (b)	293,519	2,359,894
Fidelity Series High Income Fund (b)	1,600,937	13,191,722
Fidelity Series Inflation-Protected Bond Index Fund (b)	13,364,076	134,709,885
Fidelity Series International Credit Fund (b)	146,412	1,399,702
Fidelity Series Investment Grade Bond Fund (b)	42,673,197	492,021,965
Fidelity Series Long-Term Treasury Bond Index Fund (b)	4,538,765	48,519,393
Fidelity Series Real Estate Income Fund (b)	921,918	7,762,552
TOTAL BOND FUNDS
(Cost $685,557,089)		711,668,955

Short-Term Funds - 11.3%
Fidelity Cash Central Fund 0.29% (c)	2,508,327	2,509,080
Fidelity Series Government Money Market Fund 0.4% (b)(d)	174,487,580	174,487,580
Fidelity Series Short-Term Credit Fund (b)	3,529,542	34,871,879
TOTAL SHORT-TERM FUNDS
(Cost $212,165,622)		211,868,539
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,850,918,229)		1,867,243,340
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,236,373
NET ASSETS - 100%		$1,869,479,713

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,199,799.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$51,392
Total	$51,392

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$92,384,310	$10,662,379	$40,622,828	$9,047,469	$8,875,775	$(14,874,861)	$56,424,775
Fidelity Advisor Series Growth Opportunities Fund	62,361,675	12,116,813	28,352,573	11,048,535	6,988,057	(16,855,428)	36,258,544
Fidelity Advisor Series Small Cap Fund	40,941,178	2,002,939	13,931,613	1,030,121	870,979	(6,411,362)	23,472,121
Fidelity Series All-Sector Equity Fund	40,929,825	5,493,567	16,391,890	4,205,527	125,191	(5,198,720)	24,957,973
Fidelity Series Canada Fund	13,486,729	14,945,685	2,223,125	344,853	34,861	(5,426,366)	20,817,784
Fidelity Series Commodity Strategy Fund	53,472,213	42,714,157	14,792,896	1,205,201	(2,330,316)	(16,868,097)	62,195,061
Fidelity Series Emerging Markets Debt Fund	16,371,811	1,566,319	4,019,605	886,745	(242,316)	(1,972,367)	11,703,842
Fidelity Series Emerging Markets Fund	15,695,656	6,532,008	3,015,729	430,090	(170,460)	(5,154,334)	13,887,141
Fidelity Series Emerging Markets Opportunities Fund	147,559,925	39,911,536	27,314,173	4,269,391	(528,679)	(25,699,690)	133,928,919
Fidelity Series Floating Rate High Income Fund	3,120,379	240,647	625,365	171,446	(56,006)	(319,761)	2,359,894
Fidelity Series Government Money Market Fund 0.4%	152,159,909	84,357,455	62,029,784	3,069,870	-	-	174,487,580
Fidelity Series High Income Fund	20,745,261	1,395,172	7,043,291	1,050,557	(360,908)	(1,544,512)	13,191,722
Fidelity Series Inflation-Protected Bond Index Fund	120,170,173	48,550,546	37,986,326	2,132,691	397,045	3,578,447	134,709,885
Fidelity Series International Credit Fund	1,363,168	86,795	-	86,795	-	(50,261)	1,399,702
Fidelity Series International Growth Fund	129,324,278	7,467,702	41,139,366	4,932,239	12,118,270	(13,927,938)	93,842,946
Fidelity Series International Small Cap Fund	30,519,298	3,401,585	8,888,618	1,287,446	1,322,849	(4,543,178)	21,811,936
Fidelity Series International Value Fund	123,662,826	19,611,905	38,871,902	5,171,230	(95,243)	(24,348,189)	79,959,397
Fidelity Series Investment Grade Bond Fund	538,214,733	100,510,084	164,628,266	16,921,806	1,596,927	16,328,487	492,021,965
Fidelity Series Large Cap Stock Fund	154,945,821	13,294,359	58,544,460	9,677,234	2,345,049	(21,725,200)	90,315,569
Fidelity Series Large Cap Value Index Fund	17,496,625	1,283,190	6,765,238	907,507	1,142,341	(3,774,636)	9,382,282
Fidelity Series Long-Term Treasury Bond Index Fund	117,354,568	14,976,107	99,733,857	6,130,193	9,669,666	6,252,909	48,519,393
Fidelity Series Opportunistic Insights Fund	85,777,692	8,546,860	35,320,085	7,038,828	8,154,164	(14,379,539)	52,779,092
Fidelity Series Overseas Fund	-	90,903,294	-	203,873	-	(12,554,712)	78,348,582
Fidelity Series Real Estate Income Fund	11,168,017	902,656	1,966,734	685,636	46,378	(2,387,765)	7,762,552
Fidelity Series Short-Term Credit Fund	38,320,567	8,589,636	11,736,289	1,030,200	11,387	(313,422)	34,871,879
Fidelity Series Small Cap Opportunities Fund	52,642,198	4,184,984	17,248,163	3,206,740	2,959,227	(12,862,306)	29,675,940
Fidelity Series Stock Selector Large Cap Value Fund	102,275,559	8,661,534	37,764,316	5,379,301	3,043,674	(19,622,347)	56,594,104
Fidelity Series Value Discovery Fund	100,321,739	8,249,623	36,422,493	3,937,092	4,442,419	(18,737,407)	57,853,881
	$2,282,786,133	$561,159,537	$817,378,985	$105,488,616	$60,360,331	$(223,392,555)	$1,863,534,461

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$1,199,799	$--	$1,199,799	$--
Domestic Equity Funds	499,909,342	499,909,342	--	--
International Equity Funds	442,596,705	442,596,705	--	--
Bond Funds	711,668,955	711,668,955	--	--
Short-Term Funds	211,868,539	211,868,539	--	--
Total Investments in Securities:	$1,867,243,340	$1,866,043,541	$1,199,799	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,198,084)	$1,199,799
Fidelity Central Funds (cost $2,508,979)	2,509,080
Other affiliated issuers (cost $1,847,211,166)	1,863,534,461
Total Investment in Securities (cost $1,850,918,229)		$1,867,243,340
Segregated cash with brokers for derivative instruments		2,292,119
Receivable for investments sold		13,782,856
Receivable for fund shares sold		1,213,707
Distributions receivable from Fidelity Central Funds		2,295
Receivable for daily variation margin on futures contracts		331,637
Total assets		1,884,865,954
Liabilities
Payable for investments purchased	$36
Payable for fund shares redeemed	14,084,482
Accrued management fee	965,994
Distribution and service plan fees payable	335,729
Total liabilities		15,386,241
Net Assets		$1,869,479,713
Net Assets consist of:
Paid in capital		$1,784,323,436
Total accumulated earnings (loss)		85,156,277
Net Assets		$1,869,479,713
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($800,330,302 ÷ 68,809,818 shares)(a)		$11.63
Maximum offering price per share (100/94.25 of $11.63)		$12.34
Class M:
Net Asset Value and redemption price per share ($277,495,832 ÷ 23,875,925 shares)(a)		$11.62
Maximum offering price per share (100/96.50 of $11.62)		$12.04
Class C:
Net Asset Value and offering price per share ($46,562,976 ÷ 4,042,722 shares)(a)		$11.52
Class I:
Net Asset Value, offering price and redemption price per share ($654,422,339 ÷ 55,790,216 shares)		$11.73
Class Z:
Net Asset Value, offering price and redemption price per share ($33,171,610 ÷ 2,846,651 shares)		$11.65
Class Z6:
Net Asset Value, offering price and redemption price per share ($57,496,654 ÷ 4,918,552 shares)		$11.69

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$51,712,126
Interest		17,164
Income from Fidelity Central Funds		51,392
Total income		51,780,682
Expenses
Management fee	$13,346,796
Distribution and service plan fees	4,740,150
Independent trustees' fees and expenses	8,711
Total expenses before reductions	18,095,657
Expense reductions	(703)
Total expenses after reductions		18,094,954
Net investment income (loss)		33,685,728
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,810
Fidelity Central Funds	6
Other affiliated issuers	60,360,331
Futures contracts	5,432,648
Capital gain distributions from underlying funds:
Affiliated issuers	53,776,490
Total net realized gain (loss)		119,576,285
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,690
Fidelity Central Funds	101
Other affiliated issuers	(223,392,555)
Futures contracts	205,067
Total change in net unrealized appreciation (depreciation)		(223,185,697)
Net gain (loss)		(103,609,412)
Net increase (decrease) in net assets resulting from operations		$(69,923,684)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,685,728	$40,560,631
Net realized gain (loss)	119,576,285	143,877,520
Change in net unrealized appreciation (depreciation)	(223,185,697)	(108,671,834)
Net increase (decrease) in net assets resulting from operations	(69,923,684)	75,766,317
Distributions to shareholders	(150,473,417)	(202,406,934)
Share transactions - net increase (decrease)	(200,998,401)	(84,654,253)
Total increase (decrease) in net assets	(421,395,502)	(211,294,870)
Net Assets
Beginning of period	2,290,875,215	2,502,170,085
End of period	$1,869,479,713	$2,290,875,215

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2020 Fund Class A

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.97	$13.71	$13.31	$12.51	$13.44
Income from Investment Operations
Net investment income (loss)A	.19	.22	.16	.19	.21
Net realized and unrealized gain (loss)	(.65)	.18	1.05	1.16	(.51)
Total from investment operations	(.46)	.40	1.21	1.35	(.30)
Distributions from net investment income	(.20)	(.22)	(.18)	(.19)	(.21)
Distributions from net realized gain	(.68)	(.92)	(.62)	(.36)	(.41)
Total distributions	(.88)	(1.14)	(.81)B	(.55)	(.63)C
Net asset value, end of period	$11.63	$12.97	$13.71	$13.31	$12.51
Total ReturnD,E	(4.15)%	3.40%	9.15%	11.17%	(2.35)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.85%	.86%	.76%	.25%	.25%
Expenses net of fee waivers, if any	.85%	.86%	.76%	.25%	.25%
Expenses net of all reductions	.85%	.86%	.76%	.25%	.25%
Net investment income (loss)	1.46%	1.68%	1.18%	1.46%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$800,330	$1,038,299	$1,196,128	$1,315,261	$1,442,826
Portfolio turnover rateG	25%	22%	20%	19%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.81 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.621 per share.

 C Total distributions of $.63 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.411 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class M

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.96	$13.71	$13.30	$12.51	$13.44
Income from Investment Operations
Net investment income (loss)A	.16	.19	.13	.15	.18
Net realized and unrealized gain (loss)	(.65)	.17	1.05	1.16	(.52)
Total from investment operations	(.49)	.36	1.18	1.31	(.34)
Distributions from net investment income	(.17)	(.19)	(.15)	(.16)	(.18)
Distributions from net realized gain	(.68)	(.92)	(.62)	(.36)	(.41)
Total distributions	(.85)	(1.11)	(.77)	(.52)	(.59)
Net asset value, end of period	$11.62	$12.96	$13.71	$13.30	$12.51
Total ReturnB,C	(4.38)%	3.07%	8.97%	10.81%	(2.59)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.10%	1.11%	1.01%	.50%	.50%
Expenses net of fee waivers, if any	1.10%	1.11%	1.01%	.50%	.50%
Expenses net of all reductions	1.10%	1.11%	1.01%	.50%	.50%
Net investment income (loss)	1.21%	1.43%	.92%	1.21%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$277,496	$345,810	$374,470	$396,330	$394,406
Portfolio turnover rateE	25%	22%	20%	19%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class C

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.86	$13.60	$13.20	$12.42	$13.35
Income from Investment Operations
Net investment income (loss)A	.09	.12	.06	.09	.11
Net realized and unrealized gain (loss)	(.64)	.17	1.05	1.15	(.51)
Total from investment operations	(.55)	.29	1.11	1.24	(.40)
Distributions from net investment income	(.11)	(.14)	(.09)	(.10)	(.12)
Distributions from net realized gain	(.68)	(.90)	(.62)	(.36)	(.41)
Total distributions	(.79)	(1.03)B	(.71)	(.46)	(.53)
Net asset value, end of period	$11.52	$12.86	$13.60	$13.20	$12.42
Total ReturnC,D	(4.81)%	2.55%	8.45%	10.26%	(3.11)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.60%	1.61%	1.52%	1.00%	1.00%
Expenses net of fee waivers, if any	1.60%	1.61%	1.52%	1.00%	1.00%
Expenses net of all reductions	1.60%	1.61%	1.52%	1.00%	1.00%
Net investment income (loss)	.71%	.93%	.42%	.71%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$46,563	$63,123	$98,878	$101,268	$105,128
Portfolio turnover rateF	25%	22%	20%	19%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.03 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.895 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class I

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.07	$13.82	$13.41	$12.61	$13.54
Income from Investment Operations
Net investment income (loss)A	.22	.26	.20	.22	.24
Net realized and unrealized gain (loss)	(.65)	.17	1.05	1.16	(.51)
Total from investment operations	(.43)	.43	1.25	1.38	(.27)
Distributions from net investment income	(.23)	(.26)	(.22)	(.22)	(.25)
Distributions from net realized gain	(.68)	(.92)	(.62)	(.36)	(.41)
Total distributions	(.91)	(1.18)	(.84)	(.58)	(.66)
Net asset value, end of period	$11.73	$13.07	$13.82	$13.41	$12.61
Total ReturnB	(3.87)%	3.61%	9.45%	11.36%	(2.07)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.60%	.61%	.52%	- %E	- %E
Expenses net of fee waivers, if any	.60%	.61%	.52%	-%	-%
Expenses net of all reductions	.60%	.61%	.52%	-%	-%
Net investment income (loss)	1.71%	1.92%	1.42%	1.71%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$654,422	$795,372	$803,562	$743,042	$767,908
Portfolio turnover rateD	25%	22%	20%	19%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 D Amounts do not include the activity of Underlying Funds.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class Z

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$13.02	$13.69
Income from Investment Operations
Net investment income (loss)B	.23	.21
Net realized and unrealized gain (loss)	(.64)	(.15)C
Total from investment operations	(.41)	.06
Distributions from net investment income	(.28)	(.30)
Distributions from net realized gain	(.68)	(.43)
Total distributions	(.96)	(.73)
Net asset value, end of period	$11.65	$13.02
Total ReturnD,E	(3.82)%	.91%
Ratios to Average Net AssetsF,G
Expenses before reductions	.53%H	.54%H,I
Expenses net of fee waivers, if any	.53%H	.54%H,I
Expenses net of all reductions	.53%H	.54%H,I
Net investment income (loss)	1.78%	3.41%I
Supplemental Data
Net assets, end of period (000 omitted)	$33,172	$2,585
Portfolio turnover rateG	25%	22%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class Z6

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.04	$13.81	$13.62
Income from Investment Operations
Net investment income (loss)B	.25	.28	.08
Net realized and unrealized gain (loss)	(.65)	.17	.75
Total from investment operations	(.40)	.45	.83
Distributions from net investment income	(.27)	(.30)	(.23)
Distributions from net realized gain	(.68)	(.92)	(.41)
Total distributions	(.95)	(1.22)	(.64)
Net asset value, end of period	$11.69	$13.04	$13.81
Total ReturnC,D	(3.72)%	3.76%	6.08%
Ratios to Average Net AssetsE,F
Expenses before reductions	.43%	.43%	.45%G,H
Expenses net of fee waivers, if any	.43%	.43%	.45%G,H
Expenses net of all reductions	.43%	.43%	.45%G,H
Net investment income (loss)	1.88%	2.10%	.71%G
Supplemental Data
Net assets, end of period (000 omitted)	$57,497	$45,686	$29,132
Portfolio turnover rateF	25%	22%	20%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	23.7
Fidelity Series Emerging Markets Opportunities Fund	7.9
Fidelity Series Government Money Market Fund 0.4%	6.6
Fidelity Series Inflation-Protected Bond Index Fund	6.5
Fidelity Series Large Cap Stock Fund	5.7
Fidelity Series International Growth Fund	5.6
Fidelity Series International Value Fund	4.8
Fidelity Series Overseas Fund	4.7
Fidelity Series Value Discovery Fund	3.6
Fidelity Series Stock Selector Large Cap Value Fund	3.6
72.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	30.8%
International Equity Funds	26.4%
Bond Funds	34.7%
Short-Term Funds	7.9%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2025 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.36% to 1.55% 5/7/20 to 6/4/20 (a)
(Cost $1,228,285)	1,230,000	1,229,793
	Shares	Value

Domestic Equity Funds - 30.8%
Fidelity Advisor Series Equity Growth Fund (b)	7,104,800	$87,460,082
Fidelity Advisor Series Growth Opportunities Fund (b)	5,115,107	56,215,023
Fidelity Advisor Series Small Cap Fund (b)	4,341,179	36,379,080
Fidelity Series All-Sector Equity Fund (b)	4,922,515	38,592,517
Fidelity Series Commodity Strategy Fund (b)	22,807,174	83,246,186
Fidelity Series Large Cap Stock Fund (b)	11,755,388	140,947,103
Fidelity Series Large Cap Value Index Fund (b)	1,514,864	14,557,841
Fidelity Series Opportunistic Insights Fund (b)	5,339,327	81,798,486
Fidelity Series Small Cap Opportunities Fund (b)	4,541,566	46,096,898
Fidelity Series Stock Selector Large Cap Value Fund (b)	9,875,995	88,686,437
Fidelity Series Value Discovery Fund (b)	9,025,163	89,619,864
TOTAL DOMESTIC EQUITY FUNDS
(Cost $782,602,990)		763,599,517

International Equity Funds - 26.4%
Fidelity Series Canada Fund (b)	3,787,036	31,394,529
Fidelity Series Emerging Markets Fund (b)	2,858,459	20,237,886
Fidelity Series Emerging Markets Opportunities Fund (b)	12,524,159	195,001,160
Fidelity Series International Growth Fund (b)	9,635,719	139,525,213
Fidelity Series International Small Cap Fund (b)	2,417,020	32,315,563
Fidelity Series International Value Fund (b)	16,722,093	119,395,743
Fidelity Series Overseas Fund (b)	13,520,168	116,949,455
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $668,461,562)		654,819,549

Bond Funds - 34.7%
Fidelity Series Emerging Markets Debt Fund (b)	1,927,771	15,537,834
Fidelity Series Floating Rate High Income Fund (b)	396,911	3,191,164
Fidelity Series High Income Fund (b)	2,156,760	17,771,699
Fidelity Series Inflation-Protected Bond Index Fund (b)	15,916,821	160,441,556
Fidelity Series International Credit Fund (b)	169,746	1,622,771
Fidelity Series Investment Grade Bond Fund (b)	51,092,540	589,096,992
Fidelity Series Long-Term Treasury Bond Index Fund (b)	6,028,939	64,449,359
Fidelity Series Real Estate Income Fund (b)	1,207,560	10,167,652
TOTAL BOND FUNDS
(Cost $837,462,016)		862,279,027

Short-Term Funds - 7.9%
Fidelity Cash Central Fund 0.29% (c)	3,766,313	3,767,442
Fidelity Series Government Money Market Fund 0.4% (b)(d)	164,696,706	164,696,706
Fidelity Series Short-Term Credit Fund (b)	2,917,035	28,820,302
TOTAL SHORT-TERM FUNDS
(Cost $197,539,743)		197,284,450
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $2,487,294,596)		2,479,212,336
NET OTHER ASSETS (LIABILITIES) - 0.1%		3,197,571
NET ASSETS - 100%		$2,482,409,907

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,229,793.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$62,972
Total	$62,972

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$133,889,507	$17,538,314	$54,339,932	$13,645,790	$10,198,382	$(19,826,189)	$87,460,082
Fidelity Advisor Series Growth Opportunities Fund	92,236,051	19,372,714	40,143,092	16,748,120	9,797,434	(25,048,084)	56,215,023
Fidelity Advisor Series Small Cap Fund	59,558,327	4,031,087	18,478,815	1,583,890	1,025,309	(9,756,828)	36,379,080
Fidelity Series All-Sector Equity Fund	60,005,061	8,881,922	22,340,910	6,397,755	(176,407)	(7,777,149)	38,592,517
Fidelity Series Canada Fund	19,112,491	23,111,005	2,641,809	504,780	37,949	(8,225,107)	31,394,529
Fidelity Series Commodity Strategy Fund	67,813,381	56,548,016	15,578,124	1,579,584	(3,884,242)	(21,652,845)	83,246,186
Fidelity Series Emerging Markets Debt Fund	20,071,618	2,019,120	3,581,786	1,125,663	(139,543)	(2,831,575)	15,537,834
Fidelity Series Emerging Markets Fund	21,387,953	9,868,625	3,322,792	618,610	(202,391)	(7,493,509)	20,237,886
Fidelity Series Emerging Markets Opportunities Fund	200,497,526	62,437,108	29,423,062	6,104,281	(1,368,359)	(37,142,053)	195,001,160
Fidelity Series Floating Rate High Income Fund	3,950,579	373,587	630,499	223,824	(40,911)	(461,592)	3,191,164
Fidelity Series Government Money Market Fund 0.4%	133,487,839	110,599,316	79,390,449	2,638,271	-	-	164,696,706
Fidelity Series High Income Fund	26,316,404	2,113,046	8,107,717	1,371,587	(342,133)	(2,207,901)	17,771,699
Fidelity Series Inflation-Protected Bond Index Fund	120,920,595	74,198,724	38,807,837	2,500,521	327,932	3,802,142	160,441,556
Fidelity Series International Credit Fund	1,580,415	100,627	-	100,627	-	(58,271)	1,622,771
Fidelity Series International Growth Fund	182,036,344	13,151,302	52,087,359	7,196,537	10,466,941	(14,042,015)	139,525,213
Fidelity Series International Small Cap Fund	43,024,293	4,880,664	10,617,448	1,883,966	698,799	(5,670,745)	32,315,563
Fidelity Series International Value Fund	173,983,022	30,263,249	48,281,779	7,605,121	(1,865,645)	(34,703,104)	119,395,743
Fidelity Series Investment Grade Bond Fund	578,541,563	166,402,170	175,220,758	19,416,147	1,085,439	18,288,578	589,096,992
Fidelity Series Large Cap Stock Fund	224,696,763	23,840,926	77,264,049	14,475,401	(2,326,090)	(28,000,447)	140,947,103
Fidelity Series Large Cap Value Index Fund	24,894,526	2,226,195	8,447,813	1,373,667	1,201,283	(5,316,350)	14,557,841
Fidelity Series Long-Term Treasury Bond Index Fund	163,441,825	24,175,218	146,230,234	8,237,151	15,195,636	7,866,914	64,449,359
Fidelity Series Opportunistic Insights Fund	124,294,179	14,327,441	46,831,298	10,675,932	6,292,494	(16,284,330)	81,798,486
Fidelity Series Overseas Fund	-	135,728,066	-	309,911	-	(18,778,611)	116,949,455
Fidelity Series Real Estate Income Fund	13,863,553	1,342,376	1,982,440	873,078	(48,107)	(3,007,730)	10,167,652
Fidelity Series Short-Term Credit Fund	33,592,360	9,535,282	14,098,042	872,994	51,422	(260,720)	28,820,302
Fidelity Series Small Cap Opportunities Fund	76,888,547	7,201,782	22,592,829	4,841,205	1,073,434	(16,474,036)	46,096,898
Fidelity Series Stock Selector Large Cap Value Fund	148,034,308	15,969,174	49,372,155	8,142,308	826,124	(26,771,014)	88,686,437
Fidelity Series Value Discovery Fund	145,224,728	13,556,825	46,847,838	5,950,238	2,871,885	(25,185,736)	89,619,864
	$2,893,343,758	$853,793,881	$1,016,660,866	$146,996,959	$50,756,635	$(307,018,307)	$2,474,215,101

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$1,229,793	$--	$1,229,793	$--
Domestic Equity Funds	763,599,517	763,599,517	--	--
International Equity Funds	654,819,549	654,819,549	--	--
Bond Funds	862,279,027	862,279,027	--	--
Short-Term Funds	197,284,450	197,284,450	--	--
Total Investments in Securities:	$2,479,212,336	$2,477,982,543	$1,229,793	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,228,285)	$1,229,793
Fidelity Central Funds (cost $3,767,255)	3,767,442
Other affiliated issuers (cost $2,482,299,056)	2,474,215,101
Total Investment in Securities (cost $2,487,294,596)		$2,479,212,336
Segregated cash with brokers for derivative instruments		3,258,422
Receivable for investments sold		14,944,181
Receivable for fund shares sold		1,141,101
Distributions receivable from Fidelity Central Funds		3,159
Receivable for daily variation margin on futures contracts		426,253
Total assets		2,498,985,452
Liabilities
Payable for investments purchased	$87
Payable for fund shares redeemed	14,780,185
Accrued management fee	1,367,675
Distribution and service plan fees payable	427,598
Total liabilities		16,575,545
Net Assets		$2,482,409,907
Net Assets consist of:
Paid in capital		$2,407,838,212
Total accumulated earnings (loss)		74,571,695
Net Assets		$2,482,409,907
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,043,442,114 ÷ 90,364,883 shares)(a)		$11.55
Maximum offering price per share (100/94.25 of $11.55)		$12.25
Class M:
Net Asset Value and redemption price per share ($362,131,420 ÷ 31,306,127 shares)(a)		$11.57
Maximum offering price per share (100/96.50 of $11.57)		$11.99
Class C:
Net Asset Value and offering price per share ($51,558,545 ÷ 4,541,554 shares)(a)		$11.35
Class I:
Net Asset Value, offering price and redemption price per share ($911,019,816 ÷ 78,134,623 shares)		$11.66
Class Z:
Net Asset Value, offering price and redemption price per share ($36,620,348 ÷ 3,163,045 shares)		$11.58
Class Z6:
Net Asset Value, offering price and redemption price per share ($77,637,664 ÷ 6,681,628 shares)		$11.62

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$67,112,183
Interest		23,295
Income from Fidelity Central Funds		62,972
Total income		67,198,450
Expenses
Management fee	$18,673,083
Distribution and service plan fees	5,946,092
Independent trustees' fees and expenses	11,299
Total expenses before reductions	24,630,474
Expense reductions	(98)
Total expenses after reductions		24,630,376
Net investment income (loss)		42,568,074
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,458
Fidelity Central Funds	8
Other affiliated issuers	50,756,635
Futures contracts	6,925,604
Capital gain distributions from underlying funds:
Affiliated issuers	79,884,776
Total net realized gain (loss)		137,576,481
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,456
Fidelity Central Funds	155
Other affiliated issuers	(307,018,307)
Futures contracts	248,479
Total change in net unrealized appreciation (depreciation)		(306,768,217)
Net gain (loss)		(169,191,736)
Net increase (decrease) in net assets resulting from operations		$(126,623,662)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$42,568,074	$48,268,541
Net realized gain (loss)	137,576,481	193,007,928
Change in net unrealized appreciation (depreciation)	(306,768,217)	(144,992,172)
Net increase (decrease) in net assets resulting from operations	(126,623,662)	96,284,297
Distributions to shareholders	(191,668,113)	(246,718,993)
Share transactions - net increase (decrease)	(102,512,436)	44,282,154
Total increase (decrease) in net assets	(420,804,211)	(106,152,542)
Net Assets
Beginning of period	2,903,214,118	3,009,366,660
End of period	$2,482,409,907	$2,903,214,118

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2025 Fund Class A

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.99	$13.74	$13.16	$12.29	$13.25
Income from Investment Operations
Net investment income (loss)A	.18	.21	.15	.18	.19
Net realized and unrealized gain (loss)	(.76)	.18	1.15	1.24	(.54)
Total from investment operations	(.58)	.39	1.30	1.42	(.35)
Distributions from net investment income	(.19)	(.21)	(.17)	(.18)	(.20)
Distributions from net realized gain	(.67)	(.93)	(.55)	(.37)	(.42)
Total distributions	(.86)	(1.14)	(.72)	(.55)	(.61)B
Net asset value, end of period	$11.55	$12.99	$13.74	$13.16	$12.29
Total ReturnC,D	(5.09)%	3.34%	9.96%	12.00%	(2.72)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.89%	.90%	.80%	.25%	.25%
Expenses net of fee waivers, if any	.89%	.90%	.80%	.25%	.25%
Expenses net of all reductions	.89%	.90%	.80%	.25%	.25%
Net investment income (loss)	1.40%	1.62%	1.11%	1.43%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$1,043,442	$1,304,020	$1,435,987	$1,503,384	$1,543,665
Portfolio turnover rateF	29%	24%	23%	20%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.419 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class M

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.01	$13.76	$13.18	$12.31	$13.27
Income from Investment Operations
Net investment income (loss)A	.15	.18	.12	.15	.16
Net realized and unrealized gain (loss)	(.76)	.18	1.15	1.24	(.54)
Total from investment operations	(.61)	.36	1.27	1.39	(.38)
Distributions from net investment income	(.16)	(.19)	(.14)	(.15)	(.16)
Distributions from net realized gain	(.67)	(.92)	(.55)	(.37)	(.42)
Total distributions	(.83)	(1.11)	(.69)	(.52)	(.58)
Net asset value, end of period	$11.57	$13.01	$13.76	$13.18	$12.31
Total ReturnB,C	(5.31)%	3.09%	9.69%	11.70%	(2.95)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.14%	1.15%	1.05%	.50%	.50%
Expenses net of fee waivers, if any	1.14%	1.15%	1.05%	.50%	.50%
Expenses net of all reductions	1.14%	1.15%	1.05%	.50%	.50%
Net investment income (loss)	1.15%	1.37%	.86%	1.18%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$362,131	$423,584	$432,227	$418,713	$399,088
Portfolio turnover rateE	29%	24%	23%	20%	24%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class C

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.80	$13.54	$12.98	$12.14	$13.09
Income from Investment Operations
Net investment income (loss)A	.08	.11	.05	.08	.10
Net realized and unrealized gain (loss)	(.75)	.18	1.13	1.23	(.53)
Total from investment operations	(.67)	.29	1.18	1.31	(.43)
Distributions from net investment income	(.11)	(.13)	(.08)	(.10)	(.11)
Distributions from net realized gain	(.66)	(.91)	(.54)	(.37)	(.41)
Total distributions	(.78)B	(1.03)C	(.62)	(.47)	(.52)
Net asset value, end of period	$11.35	$12.80	$13.54	$12.98	$12.14
Total ReturnD,E	(5.85)%	2.59%	9.14%	11.13%	(3.40)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.64%	1.65%	1.55%	1.00%	1.00%
Expenses net of fee waivers, if any	1.64%	1.65%	1.55%	1.00%	1.00%
Expenses net of all reductions	1.64%	1.65%	1.55%	1.00%	1.00%
Net investment income (loss)	.65%	.87%	.36%	.68%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$51,559	$64,691	$97,691	$97,994	$91,941
Portfolio turnover rateG	29%	24%	23%	20%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.78 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.664 per share.

 C Total distributions of $1.03 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.905 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class I

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.11	$13.86	$13.27	$12.39	$13.35
Income from Investment Operations
Net investment income (loss)A	.22	.25	.19	.21	.23
Net realized and unrealized gain (loss)	(.77)	.18	1.16	1.26	(.54)
Total from investment operations	(.55)	.43	1.35	1.47	(.31)
Distributions from net investment income	(.22)	(.25)	(.21)	(.21)	(.23)
Distributions from net realized gain	(.67)	(.93)	(.55)	(.37)	(.42)
Total distributions	(.90)B	(1.18)	(.76)	(.59)C	(.65)
Net asset value, end of period	$11.66	$13.11	$13.86	$13.27	$12.39
Total ReturnD	(4.89)%	3.63%	10.26%	12.26%	(2.44)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.64%	.65%	.56%	- %G	- %G
Expenses net of fee waivers, if any	.64%	.65%	.56%	-%	-%
Expenses net of all reductions	.64%	.65%	.56%	-%	-%
Net investment income (loss)	1.65%	1.87%	1.35%	1.68%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$911,020	$1,051,420	$1,018,536	$879,740	$870,772
Portfolio turnover rateF	29%	24%	23%	20%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.90 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.672 per share.

 C Total distributions of $.59 per share is comprised of distributions from net investment income of $.212 and distributions from net realized gain of $.373 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class Z

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$13.05	$13.78
Income from Investment Operations
Net investment income (loss)B	.23	.03
Net realized and unrealized gain (loss)	(.76)	(.02)C
Total from investment operations	(.53)	.01
Distributions from net investment income	(.27)	(.30)
Distributions from net realized gain	(.67)	(.44)
Total distributions	(.94)	(.74)
Net asset value, end of period	$11.58	$13.05
Total ReturnD,E	(4.77)%	.56%
Ratios to Average Net AssetsF,G
Expenses before reductions	.56%	.56%H
Expenses net of fee waivers, if any	.56%	.56%H
Expenses net of all reductions	.56%	.56%H
Net investment income (loss)	1.74%	.43%H
Supplemental Data
Net assets, end of period (000 omitted)	$36,620	$3,396
Portfolio turnover rateG	29%	24%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class Z6

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.08	$13.85	$13.53
Income from Investment Operations
Net investment income (loss)B	.24	.27	.10
Net realized and unrealized gain (loss)	(.77)	.18	.80
Total from investment operations	(.53)	.45	.90
Distributions from net investment income	(.26)	(.29)	(.22)
Distributions from net realized gain	(.67)	(.93)	(.36)
Total distributions	(.93)	(1.22)	(.58)
Net asset value, end of period	$11.62	$13.08	$13.85
Total ReturnC,D	(4.72)%	3.85%	6.61%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%	.45%	.47%G,H
Expenses net of fee waivers, if any	.45%	.45%	.47%G,H
Expenses net of all reductions	.45%	.45%	.47%G,H
Net investment income (loss)	1.85%	2.07%	.89%G
Supplemental Data
Net assets, end of period (000 omitted)	$77,638	$56,103	$24,926
Portfolio turnover rateF	29%	24%	23%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	20.0
Fidelity Series Emerging Markets Opportunities Fund	8.7
Fidelity Series Large Cap Stock Fund	6.8
Fidelity Series International Growth Fund	6.4
Fidelity Series International Value Fund	5.6
Fidelity Series Overseas Fund	5.4
Fidelity Series Inflation-Protected Bond Index Fund	5.3
Fidelity Series Value Discovery Fund	4.4
Fidelity Advisor Series Equity Growth Fund	4.3
Fidelity Series Stock Selector Large Cap Value Fund	4.2
71.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	36.5%
International Equity Funds	30.0%
Bond Funds	29.8%
Short-Term Funds	3.5%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2030 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.36% to 1.39% 5/28/20 to 6/4/20 (a)
(Cost $1,128,565)	1,130,000	1,129,793
	Shares	Value

Domestic Equity Funds - 36.5%
Fidelity Advisor Series Equity Growth Fund (b)	9,036,609	$111,240,654
Fidelity Advisor Series Growth Opportunities Fund (b)	6,507,777	71,520,474
Fidelity Advisor Series Small Cap Fund (b)	5,530,384	46,344,617
Fidelity Series All-Sector Equity Fund (b)	6,142,262	48,155,332
Fidelity Series Commodity Strategy Fund (b)	24,047,495	87,773,356
Fidelity Series Large Cap Stock Fund (b)	14,801,659	177,471,890
Fidelity Series Large Cap Value Index Fund (b)	1,928,350	18,531,443
Fidelity Series Opportunistic Insights Fund (b)	6,790,588	104,031,816
Fidelity Series Small Cap Opportunities Fund (b)	5,780,610	58,673,187
Fidelity Series Stock Selector Large Cap Value Fund (b)	12,188,597	109,453,601
Fidelity Series Value Discovery Fund (b)	11,438,272	113,582,046
TOTAL DOMESTIC EQUITY FUNDS
(Cost $975,587,986)		946,778,416

International Equity Funds - 30.0%
Fidelity Series Canada Fund (b)	4,536,341	37,606,265
Fidelity Series Emerging Markets Fund (b)	3,367,616	23,842,722
Fidelity Series Emerging Markets Opportunities Fund (b)	14,566,235	226,796,283
Fidelity Series International Growth Fund (b)	11,525,099	166,883,436
Fidelity Series International Small Cap Fund (b)	2,882,189	38,534,871
Fidelity Series International Value Fund (b)	20,230,988	144,449,251
Fidelity Series Overseas Fund (b)	16,307,134	141,056,710
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $806,142,370)		779,169,538

Bond Funds - 29.8%
Fidelity Series Emerging Markets Debt Fund (b)	2,022,608	16,302,221
Fidelity Series Floating Rate High Income Fund (b)	406,162	3,265,544
Fidelity Series High Income Fund (b)	2,297,797	18,933,845
Fidelity Series Inflation-Protected Bond Index Fund (b)	13,600,624	137,094,285
Fidelity Series International Credit Fund (b)	166,430	1,591,074
Fidelity Series Investment Grade Bond Fund (b)	45,071,067	519,669,402
Fidelity Series Long-Term Treasury Bond Index Fund (b)	6,203,503	66,315,452
Fidelity Series Real Estate Income Fund (b)	1,247,764	10,506,176
TOTAL BOND FUNDS
(Cost $752,203,464)		773,677,999

Short-Term Funds - 3.5%
Fidelity Cash Central Fund 0.29% (c)	4,744,627	4,746,050
Fidelity Series Government Money Market Fund 0.4% (b)(d)	81,086,548	81,086,548
Fidelity Series Short-Term Credit Fund (b)	477,649	4,719,175
TOTAL SHORT-TERM FUNDS
(Cost $90,542,891)		90,551,773
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $2,625,605,276)		2,591,307,519
NET OTHER ASSETS (LIABILITIES) - 0.1%		3,393,078
NET ASSETS - 100%		$2,594,700,597

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,129,793.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$74,965
Total	$74,965

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$164,060,070	$23,447,765	$63,929,510	$17,036,706	$10,959,024	$(23,296,695)	$111,240,654
Fidelity Advisor Series Growth Opportunities Fund	109,846,006	25,334,531	44,223,114	21,000,736	10,322,079	(29,759,028)	71,520,474
Fidelity Advisor Series Small Cap Fund	73,914,014	5,440,643	21,962,103	2,010,017	1,376,685	(12,424,622)	46,344,617
Fidelity Series All-Sector Equity Fund	72,450,297	11,015,503	25,354,407	7,968,943	288,167	(10,244,228)	48,155,332
Fidelity Series Canada Fund	22,832,798	27,099,051	2,797,959	589,820	39,371	(9,566,996)	37,606,265
Fidelity Series Commodity Strategy Fund	68,895,139	60,654,942	14,800,197	1,642,598	(3,944,964)	(23,031,564)	87,773,356
Fidelity Series Emerging Markets Debt Fund	19,834,842	2,084,554	2,476,969	1,136,045	(85,223)	(3,054,983)	16,302,221
Fidelity Series Emerging Markets Fund	24,520,099	11,319,530	3,028,303	723,779	(195,332)	(8,773,272)	23,842,722
Fidelity Series Emerging Markets Opportunities Fund	231,889,100	66,659,245	26,561,278	7,141,930	(1,011,211)	(44,179,573)	226,796,283
Fidelity Series Floating Rate High Income Fund	3,894,582	432,420	551,958	223,605	(27,761)	(481,739)	3,265,544
Fidelity Series Government Money Market Fund 0.4%	39,180,732	107,214,159	65,308,343	701,856	-	-	81,086,548
Fidelity Series High Income Fund	26,491,659	2,445,614	7,308,029	1,426,970	(237,452)	(2,457,947)	18,933,845
Fidelity Series Inflation-Protected Bond Index Fund	41,305,577	113,993,986	19,974,666	1,827,835	69,115	1,700,273	137,094,285
Fidelity Series International Credit Fund	1,549,545	98,661	-	98,662	-	(57,132)	1,591,074
Fidelity Series International Growth Fund	218,093,372	18,313,510	65,218,790	8,706,721	12,767,130	(17,071,786)	166,883,436
Fidelity Series International Small Cap Fund	50,929,926	4,650,393	10,809,583	2,245,759	479,205	(6,715,070)	38,534,871
Fidelity Series International Value Fund	209,358,613	34,677,788	54,692,173	9,225,961	(3,294,370)	(41,600,607)	144,449,251
Fidelity Series Investment Grade Bond Fund	457,229,674	186,022,629	138,993,041	16,380,999	899,074	14,511,066	519,669,402
Fidelity Series Large Cap Stock Fund	282,754,506	30,351,257	97,678,150	18,059,009	(2,639,086)	(35,316,637)	177,471,890
Fidelity Series Large Cap Value Index Fund	31,405,664	3,030,904	10,707,223	1,721,428	1,470,062	(6,667,964)	18,531,443
Fidelity Series Long-Term Treasury Bond Index Fund	171,081,450	26,989,457	156,436,879	8,646,741	16,437,236	8,244,188	66,315,452
Fidelity Series Opportunistic Insights Fund	152,892,141	19,434,880	55,381,167	13,355,139	4,356,942	(17,270,980)	104,031,816
Fidelity Series Overseas Fund	-	163,608,939	-	398,706	-	(22,552,229)	141,056,710
Fidelity Series Real Estate Income Fund	13,861,248	1,537,917	1,739,982	883,632	(52,008)	(3,100,999)	10,506,176
Fidelity Series Short-Term Credit Fund	9,799,575	4,239,167	9,345,513	211,861	75,934	(49,988)	4,719,175
Fidelity Series Small Cap Opportunities Fund	95,596,558	10,025,368	27,556,590	6,051,549	547,259	(19,939,408)	58,673,187
Fidelity Series Stock Selector Large Cap Value Fund	184,673,503	17,744,988	60,216,875	10,183,732	(2,262,291)	(30,485,724)	109,453,601
Fidelity Series Value Discovery Fund	181,556,710	18,238,025	57,968,696	7,431,239	544,332	(28,788,325)	113,582,046
	$2,959,897,400	$996,105,826	$1,045,021,498	$167,031,978	$46,881,917	$(372,431,969)	$2,585,431,676

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$1,129,793	$--	$1,129,793	$--
Domestic Equity Funds	946,778,416	946,778,416	--	--
International Equity Funds	779,169,538	779,169,538	--	--
Bond Funds	773,677,999	773,677,999	--	--
Short-Term Funds	90,551,773	90,551,773	--	--
Total Investments in Securities:	$2,591,307,519	$2,590,177,726	$1,129,793	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,128,565)	$1,129,793
Fidelity Central Funds (cost $4,745,789)	4,746,050
Other affiliated issuers (cost $2,619,730,922)	2,585,431,676
Total Investment in Securities (cost $2,625,605,276)		$2,591,307,519
Segregated cash with brokers for derivative instruments		3,465,412
Receivable for investments sold		23,793,596
Receivable for fund shares sold		1,854,512
Distributions receivable from Fidelity Central Funds		3,653
Receivable for daily variation margin on futures contracts		437,177
Total assets		2,620,861,869
Liabilities
Payable for investments purchased	$6,273
Payable for fund shares redeemed	24,191,136
Accrued management fee	1,519,589
Distribution and service plan fees payable	444,274
Total liabilities		26,161,272
Net Assets		$2,594,700,597
Net Assets consist of:
Paid in capital		$2,532,540,520
Total accumulated earnings (loss)		62,160,077
Net Assets		$2,594,700,597
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,041,706,351 ÷ 85,310,311 shares)(a)		$12.21
Maximum offering price per share (100/94.25 of $12.21)		$12.95
Class M:
Net Asset Value and redemption price per share ($391,371,203 ÷ 32,254,841 shares)(a)		$12.13
Maximum offering price per share (100/96.50 of $12.13)		$12.57
Class C:
Net Asset Value and offering price per share ($55,554,203 ÷ 4,649,708 shares)(a)		$11.95
Class I:
Net Asset Value, offering price and redemption price per share ($984,341,072 ÷ 80,115,126 shares)		$12.29
Class Z:
Net Asset Value, offering price and redemption price per share ($38,041,485 ÷ 3,117,281 shares)		$12.20
Class Z6:
Net Asset Value, offering price and redemption price per share ($83,686,283 ÷ 6,835,147 shares)		$12.24

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$69,434,671
Interest		26,894
Income from Fidelity Central Funds		74,965
Total income		69,536,530
Expenses
Management fee	$20,664,912
Distribution and service plan fees	6,147,964
Independent trustees' fees and expenses	11,720
Total expenses before reductions	26,824,596
Expense reductions	(192)
Total expenses after reductions		26,824,404
Net investment income (loss)		42,712,126
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,761
Fidelity Central Funds	10
Other affiliated issuers	46,881,917
Futures contracts	7,396,332
Capital gain distributions from underlying funds:
Affiliated issuers	97,597,307
Total net realized gain (loss)		151,887,327
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,140
Fidelity Central Funds	208
Other affiliated issuers	(372,431,969)
Futures contracts	340,139
Total change in net unrealized appreciation (depreciation)		(372,090,482)
Net gain (loss)		(220,203,155)
Net increase (decrease) in net assets resulting from operations		$(177,491,029)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$42,712,126	$47,515,441
Net realized gain (loss)	151,887,327	225,901,124
Change in net unrealized appreciation (depreciation)	(372,090,482)	(173,882,296)
Net increase (decrease) in net assets resulting from operations	(177,491,029)	99,534,269
Distributions to shareholders	(210,658,751)	(274,553,385)
Share transactions - net increase (decrease)	10,421,348	154,113,608
Total increase (decrease) in net assets	(377,728,432)	(20,905,508)
Net Assets
Beginning of period	2,972,429,029	2,993,334,537
End of period	$2,594,700,597	$2,972,429,029

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2030 Fund Class A

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.01	$14.95	$14.12	$12.99	$14.13
Income from Investment Operations
Net investment income (loss)A	.19	.23	.15	.18	.19
Net realized and unrealized gain (loss)	(1.01)	.19	1.50	1.57	(.64)
Total from investment operations	(.82)	.42	1.65	1.75	(.45)
Distributions from net investment income	(.19)	(.24)	(.16)	(.18)	(.19)
Distributions from net realized gain	(.79)	(1.13)	(.66)	(.44)	(.50)
Total distributions	(.98)	(1.36)B	(.82)	(.62)	(.69)
Net asset value, end of period	$12.21	$14.01	$14.95	$14.12	$12.99
Total ReturnC,D	(6.61)%	3.43%	11.80%	14.02%	(3.36)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.94%	.94%G	.84%	.25%	.25%
Expenses net of fee waivers, if any	.94%	.94%G	.84%	.25%	.25%
Expenses net of all reductions	.94%	.94%G	.84%	.25%	.25%
Net investment income (loss)	1.35%	1.57%	.99%	1.34%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$1,041,706	$1,279,896	$1,374,112	$1,414,388	$1,409,909
Portfolio turnover rateF	33%	22%	25%	18%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.36 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $1.127 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class M

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.93	$14.88	$14.06	$12.94	$14.09
Income from Investment Operations
Net investment income (loss)A	.15	.19	.11	.15	.15
Net realized and unrealized gain (loss)	(1.00)	.19	1.50	1.56	(.64)
Total from investment operations	(.85)	.38	1.61	1.71	(.49)
Distributions from net investment income	(.17)	(.21)	(.13)	(.15)	(.16)
Distributions from net realized gain	(.78)	(1.12)	(.66)	(.44)	(.50)
Total distributions	(.95)	(1.33)	(.79)	(.59)	(.66)
Net asset value, end of period	$12.13	$13.93	$14.88	$14.06	$12.94
Total ReturnB,C	(6.84)%	3.12%	11.53%	13.74%	(3.67)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.19%	1.19%F	1.09%	.50%	.50%
Expenses net of fee waivers, if any	1.19%	1.19%F	1.09%	.50%	.50%
Expenses net of all reductions	1.19%	1.19%F	1.09%	.50%	.50%
Net investment income (loss)	1.10%	1.32%	.74%	1.09%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$391,371	$453,917	$452,750	$442,505	$423,312
Portfolio turnover rateE	33%	22%	25%	18%	22%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class C

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.75	$14.71	$13.92	$12.83	$13.97
Income from Investment Operations
Net investment income (loss)A	.08	.12	.03	.08	.08
Net realized and unrealized gain (loss)	(.98)	.18	1.48	1.55	(.63)
Total from investment operations	(.90)	.30	1.51	1.63	(.55)
Distributions from net investment income	(.12)	(.15)	(.07)	(.10)	(.11)
Distributions from net realized gain	(.78)	(1.11)	(.65)	(.44)	(.48)
Total distributions	(.90)	(1.26)	(.72)	(.54)	(.59)
Net asset value, end of period	$11.95	$13.75	$14.71	$13.92	$12.83
Total ReturnB,C	(7.25)%	2.57%	10.97%	13.21%	(4.10)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.69%	1.69%F	1.59%	1.00%	1.00%
Expenses net of fee waivers, if any	1.69%	1.69%F	1.59%	1.00%	1.00%
Expenses net of all reductions	1.69%	1.69%F	1.59%	1.00%	1.00%
Net investment income (loss)	.60%	.82%	.24%	.59%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$55,554	$66,505	$96,199	$94,517	$87,691
Portfolio turnover rateE	33%	22%	25%	18%	22%
 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class I

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.09	$15.04	$14.21	$13.06	$14.21
Income from Investment Operations
Net investment income (loss)A	.23	.26	.18	.21	.22
Net realized and unrealized gain (loss)	(1.01)	.19	1.51	1.59	(.65)
Total from investment operations	(.78)	.45	1.69	1.80	(.43)
Distributions from net investment income	(.22)	(.27)	(.21)	(.21)	(.23)
Distributions from net realized gain	(.80)	(1.14)	(.66)	(.44)	(.50)
Total distributions	(1.02)	(1.40)B	(.86)C	(.65)	(.72)D
Net asset value, end of period	$12.29	$14.09	$15.04	$14.21	$13.06
Total ReturnE	(6.32)%	3.65%	12.04%	14.38%	(3.16)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.69%	.69%H	.60%	- %I	- %I
Expenses net of fee waivers, if any	.69%	.69%H	.60%	-%	-%
Expenses net of all reductions	.69%	.69%H	.60%	-%	-%
Net investment income (loss)	1.60%	1.82%	1.23%	1.59%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$984,341	$1,108,684	$1,043,420	$871,845	$861,408
Portfolio turnover rateG	33%	22%	25%	18%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.40 per share is comprised of distributions from net investment income of $.266 and distributions from net realized gain of $1.137 per share.

 C Total distributions of $.86 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.656 per share.

 D Total distributions of $.72 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.499 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class Z

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$14.03	$14.99
Income from Investment Operations
Net investment income (loss)B	.24	.04
Net realized and unrealized gain (loss)	(1.01)	(.15)C
Total from investment operations	(.77)	(.11)
Distributions from net investment income	(.25)	(.33)
Distributions from net realized gain	(.82)	(.53)
Total distributions	(1.06)D	(.85)E
Net asset value, end of period	$12.20	$14.03
Total ReturnF,G	(6.28)%	(.09)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.60%J	.60%K
Expenses net of fee waivers, if any	.60%J	.60%K
Expenses net of all reductions	.60%J	.60%K
Net investment income (loss)	1.69%	.65%K
Supplemental Data
Net assets, end of period (000 omitted)	$38,041	$2,948
Portfolio turnover rateI	33%	22%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $1.06 per share is comprised of distributions from net investment income of $.246 and distributions from net realized gain of $.818 per share.

 E Total distributions of $.85 per share is comprised of distributions from net investment income of $.327 and distributions from net realized gain of $.527 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of Underlying Funds.

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class Z6

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.05	$15.03	$14.53
Income from Investment Operations
Net investment income (loss)B	.26	.29	.16
Net realized and unrealized gain (loss)	(1.01)	.19	.99
Total from investment operations	(.75)	.48	1.15
Distributions from net investment income	(.25)	(.30)	(.23)
Distributions from net realized gain	(.81)	(1.15)	(.42)
Total distributions	(1.06)	(1.46)C	(.65)
Net asset value, end of period	$12.24	$14.05	$15.03
Total ReturnD,E	(6.16)%	3.84%	7.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.47%	.47%	.49%H,I
Expenses net of fee waivers, if any	.47%	.47%	.49%H,I
Expenses net of all reductions	.47%	.47%	.49%H,I
Net investment income (loss)	1.82%	2.05%	1.29%H
Supplemental Data
Net assets, end of period (000 omitted)	$83,686	$60,480	$26,854
Portfolio turnover rateG	33%	22%	25%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.46 per share is comprised of distributions from net investment income of $.301 and distributions from net realized gain of $1.154 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Stock Fund	8.8
Fidelity Series Investment Grade Bond Fund	8.2
Fidelity Series International Growth Fund	7.7
Fidelity Series International Value Fund	6.8
Fidelity Series Overseas Fund	6.3
Fidelity Series Value Discovery Fund	5.6
Fidelity Advisor Series Equity Growth Fund	5.5
Fidelity Series Stock Selector Large Cap Value Fund	5.4
Fidelity Series Opportunistic Insights Fund	5.2
69.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	45.9%
International Equity Funds	35.7%
Bond Funds	14.7%
Short-Term Funds	3.5%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2035 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.36% to 1.39% 5/28/20 to 6/4/20 (a)
(Cost $1,997,076)	2,000,000	1,999,635
	Shares	Value

Domestic Equity Funds - 45.9%
Fidelity Advisor Series Equity Growth Fund (b)	9,303,173	$114,522,055
Fidelity Advisor Series Growth Opportunities Fund (b)	6,700,540	73,638,931
Fidelity Advisor Series Small Cap Fund (b)	5,698,322	47,751,941
Fidelity Series All-Sector Equity Fund (b)	6,325,338	49,590,654
Fidelity Series Commodity Strategy Fund (b)	18,726,708	68,352,483
Fidelity Series Large Cap Stock Fund (b)	15,244,561	182,782,284
Fidelity Series Large Cap Value Index Fund (b)	1,986,350	19,088,826
Fidelity Series Opportunistic Insights Fund (b)	6,990,541	107,095,088
Fidelity Series Small Cap Opportunities Fund (b)	5,954,131	60,434,430
Fidelity Series Stock Selector Large Cap Value Fund (b)	12,556,252	112,755,143
Fidelity Series Value Discovery Fund (b)	11,780,213	116,977,516
TOTAL DOMESTIC EQUITY FUNDS
(Cost $996,714,273)		952,989,351

International Equity Funds - 35.7%
Fidelity Series Canada Fund (b)	4,466,148	37,024,368
Fidelity Series Emerging Markets Fund (b)	3,175,829	22,484,870
Fidelity Series Emerging Markets Opportunities Fund (b)	13,588,807	211,577,730
Fidelity Series International Growth Fund (b)	11,016,985	159,525,947
Fidelity Series International Small Cap Fund (b)	2,832,645	37,872,465
Fidelity Series International Value Fund (b)	19,783,779	141,256,185
Fidelity Series Overseas Fund (b)	15,178,491	131,293,945
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $779,035,573)		741,035,510

Bond Funds - 14.7%
Fidelity Series Emerging Markets Debt Fund (b)	1,610,662	12,981,935
Fidelity Series Floating Rate High Income Fund (b)	314,912	2,531,893
Fidelity Series High Income Fund (b)	1,895,609	15,619,822
Fidelity Series Inflation-Protected Bond Index Fund (b)	4,293,962	43,283,139
Fidelity Series International Credit Fund (b)	131,374	1,255,935
Fidelity Series Investment Grade Bond Fund (b)	14,782,890	170,446,727
Fidelity Series Long-Term Treasury Bond Index Fund (b)	4,634,314	49,540,814
Fidelity Series Real Estate Income Fund (b)	1,004,801	8,460,420
TOTAL BOND FUNDS
(Cost $298,690,227)		304,120,685

Short-Term Funds - 3.5%
Fidelity Cash Central Fund 0.29% (c)	6,775,482	6,777,514
Fidelity Series Government Money Market Fund 0.4% (b)(d)	61,123,470	61,123,470
Fidelity Series Short-Term Credit Fund (b)	401,424	3,966,069
TOTAL SHORT-TERM FUNDS
(Cost $71,858,409)		71,867,053
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $2,148,295,558)		2,072,012,234
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,311,796
NET ASSETS - 100%		$2,073,324,030

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,999,635.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$55,386
Total	$55,386

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$163,199,101	$25,028,006	$60,646,745	$17,445,721	$7,827,453	$(20,885,760)	$114,522,055
Fidelity Advisor Series Growth Opportunities Fund	113,155,881	26,451,222	45,969,538	21,460,466	10,806,694	(30,805,328)	73,638,931
Fidelity Advisor Series Small Cap Fund	73,364,029	5,683,059	19,799,373	2,026,885	330,238	(11,826,012)	47,751,941
Fidelity Series All-Sector Equity Fund	72,167,804	11,568,101	23,714,587	8,160,380	185,321	(10,615,985)	49,590,654
Fidelity Series Canada Fund	21,627,882	27,722,447	2,653,356	577,952	44,087	(9,716,692)	37,024,368
Fidelity Series Commodity Strategy Fund	55,243,606	51,933,724	16,845,888	1,346,549	(5,641,216)	(16,337,743)	68,352,483
Fidelity Series Emerging Markets Debt Fund	15,328,974	2,454,169	2,208,600	896,249	(149,844)	(2,442,764)	12,981,935
Fidelity Series Emerging Markets Fund	22,456,421	10,916,312	2,430,430	687,006	(160,400)	(8,297,033)	22,484,870
Fidelity Series Emerging Markets Opportunities Fund	209,692,371	67,840,603	22,984,782	6,778,916	(1,100,513)	(41,869,949)	211,577,730
Fidelity Series Floating Rate High Income Fund	2,958,818	367,255	400,850	171,569	(11,561)	(381,769)	2,531,893
Fidelity Series Government Money Market Fund 0.4%	31,508,841	80,649,117	51,034,488	564,157	-	-	61,123,470
Fidelity Series High Income Fund	21,041,620	2,121,279	5,326,343	1,163,319	(104,596)	(2,112,138)	15,619,822
Fidelity Series Inflation-Protected Bond Index Fund	6,935,494	47,535,435	11,522,727	649,297	46,991	287,946	43,283,139
Fidelity Series International Credit Fund	1,223,153	77,880	-	77,880	-	(45,098)	1,255,935
Fidelity Series International Growth Fund	209,106,186	19,302,080	64,830,167	8,470,914	10,486,078	(14,538,230)	159,525,947
Fidelity Series International Small Cap Fund	48,579,447	4,883,672	9,220,801	2,179,620	(124,697)	(6,245,156)	37,872,465
Fidelity Series International Value Fund	198,463,196	35,413,274	48,469,511	9,026,965	(3,592,765)	(40,558,009)	141,256,185
Fidelity Series Investment Grade Bond Fund	65,120,663	132,157,358	28,988,872	4,110,606	62,515	2,095,063	170,446,727
Fidelity Series Large Cap Stock Fund	272,585,994	31,746,293	81,911,161	18,083,472	(2,263,891)	(37,374,951)	182,782,284
Fidelity Series Large Cap Value Index Fund	29,582,499	3,214,501	8,285,928	1,758,414	877,696	(6,299,942)	19,088,826
Fidelity Series Long-Term Treasury Bond Index Fund	137,577,206	25,419,007	133,620,629	7,094,180	14,687,026	5,478,204	49,540,814
Fidelity Series Opportunistic Insights Fund	151,567,911	20,705,608	51,560,194	13,666,434	1,508,538	(15,126,775)	107,095,088
Fidelity Series Overseas Fund	-	153,419,463	-	410,231	-	(22,125,518)	131,293,945
Fidelity Series Real Estate Income Fund	10,940,922	1,317,903	1,262,669	704,750	(50,263)	(2,485,473)	8,460,420
Fidelity Series Short-Term Credit Fund	7,880,473	3,755,219	7,690,184	166,546	64,558	(43,997)	3,966,069
Fidelity Series Small Cap Opportunities Fund	93,833,213	10,620,955	24,128,925	6,069,823	(839,902)	(19,050,911)	60,434,430
Fidelity Series Stock Selector Large Cap Value Fund	176,878,931	19,116,299	48,898,038	10,437,278	(3,242,965)	(31,099,084)	112,755,143
Fidelity Series Value Discovery Fund	172,669,131	19,513,618	45,851,272	7,616,354	(979,370)	(28,374,591)	116,977,516
	$2,384,689,767	$840,933,859	$820,256,058	$151,801,933	$28,665,212	$(370,797,695)	$2,063,235,085

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$1,999,635	$--	$1,999,635	$--
Domestic Equity Funds	952,989,351	952,989,351	--	--
International Equity Funds	741,035,510	741,035,510	--	--
Bond Funds	304,120,685	304,120,685	--	--
Short-Term Funds	71,867,053	71,867,053	--	--
Total Investments in Securities:	$2,072,012,234	$2,070,012,599	$1,999,635	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,997,076)	$1,999,635
Fidelity Central Funds (cost $6,777,198)	6,777,514
Other affiliated issuers (cost $2,139,521,284)	2,063,235,085
Total Investment in Securities (cost $2,148,295,558)		$2,072,012,234
Segregated cash with brokers for derivative instruments		1,392,198
Receivable for investments sold		13,276,859
Receivable for fund shares sold		1,439,371
Distributions receivable from Fidelity Central Funds		4,003
Receivable for daily variation margin on futures contracts		321,489
Total assets		2,088,446,154
Liabilities
Payable for investments purchased	$277
Payable for fund shares redeemed	13,482,705
Accrued management fee	1,292,264
Distribution and service plan fees payable	346,878
Total liabilities		15,122,124
Net Assets		$2,073,324,030
Net Assets consist of:
Paid in capital		$2,066,133,842
Total accumulated earnings (loss)		7,190,188
Net Assets		$2,073,324,030
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($824,791,813 ÷ 71,962,077 shares)(a)		$11.46
Maximum offering price per share (100/94.25 of $11.46)		$12.16
Class M:
Net Asset Value and redemption price per share ($310,544,154 ÷ 27,411,945 shares)(a)		$11.33
Maximum offering price per share (100/96.50 of $11.33)		$11.74
Class C:
Net Asset Value and offering price per share ($37,641,712 ÷ 3,393,857 shares)(a)		$11.09
Class I:
Net Asset Value, offering price and redemption price per share ($808,586,118 ÷ 69,968,950 shares)		$11.56
Class Z:
Net Asset Value, offering price and redemption price per share ($27,968,276 ÷ 2,438,465 shares)		$11.47
Class Z6:
Net Asset Value, offering price and redemption price per share ($63,791,957 ÷ 5,531,516 shares)		$11.53

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$54,671,192
Interest		24,597
Income from Fidelity Central Funds		55,386
Total income		54,751,175
Expenses
Management fee	$17,871,597
Distribution and service plan fees	4,895,032
Independent trustees' fees and expenses	9,523
Total expenses before reductions	22,776,152
Expense reductions	(22)
Total expenses after reductions		22,776,130
Net investment income (loss)		31,975,045
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,217
Fidelity Central Funds	20
Other affiliated issuers	28,665,212
Futures contracts	6,207,321
Capital gain distributions from underlying funds:
Affiliated issuers	97,130,741
Total net realized gain (loss)		132,014,511
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,531
Fidelity Central Funds	256
Other affiliated issuers	(370,797,695)
Futures contracts	291,137
Total change in net unrealized appreciation (depreciation)		(370,503,771)
Net gain (loss)		(238,489,260)
Net increase (decrease) in net assets resulting from operations		$(206,514,215)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$31,975,045	$34,166,177
Net realized gain (loss)	132,014,511	207,304,831
Change in net unrealized appreciation (depreciation)	(370,503,771)	(165,515,407)
Net increase (decrease) in net assets resulting from operations	(206,514,215)	75,955,601
Distributions to shareholders	(182,189,273)	(237,149,030)
Share transactions - net increase (decrease)	69,691,167	157,081,350
Total increase (decrease) in net assets	(319,012,321)	(4,112,079)
Net Assets
Beginning of period	2,392,336,351	2,396,448,430
End of period	$2,073,324,030	$2,392,336,351

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2035 Fund Class A

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.58	$14.65	$13.61	$12.37	$13.51
Income from Investment Operations
Net investment income (loss)A	.17	.20	.12	.16	.16
Net realized and unrealized gain (loss)	(1.28)	.16	1.67	1.68	(.66)
Total from investment operations	(1.11)	.36	1.79	1.84	(.50)
Distributions from net investment income	(.17)	(.22)	(.14)	(.16)	(.17)
Distributions from net realized gain	(.85)	(1.22)	(.61)	(.44)	(.47)
Total distributions	(1.01)B	(1.43)C	(.75)	(.60)	(.64)
Net asset value, end of period	$11.46	$13.58	$14.65	$13.61	$12.37
Total ReturnD,E	(9.15)%	3.19%	13.26%	15.51%	(3.92)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.98%	.99%	.87%	.25%	.25%
Expenses net of fee waivers, if any	.98%	.99%	.87%	.25%	.25%
Expenses net of all reductions	.98%	.99%	.87%	.25%	.25%
Net investment income (loss)	1.23%	1.40%	.80%	1.22%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$824,792	$1,026,416	$1,082,982	$1,117,175	$1,094,459
Portfolio turnover rateG	33%	23%	23%	18%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.01 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.846 per share.

 C Total distributions of $1.43 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $1.218 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class M

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.44	$14.53	$13.51	$12.29	$13.42
Income from Investment Operations
Net investment income (loss)A	.13	.16	.08	.12	.13
Net realized and unrealized gain (loss)	(1.26)	.16	1.66	1.68	(.65)
Total from investment operations	(1.13)	.32	1.74	1.80	(.52)
Distributions from net investment income	(.14)	(.19)	(.12)	(.14)	(.14)
Distributions from net realized gain	(.84)	(1.22)	(.60)	(.44)	(.46)
Total distributions	(.98)	(1.41)	(.72)	(.58)	(.61)B
Net asset value, end of period	$11.33	$13.44	$14.53	$13.51	$12.29
Total ReturnC,D	(9.36)%	2.89%	12.98%	15.24%	(4.08)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.23%	1.24%	1.13%	.50%	.50%
Expenses net of fee waivers, if any	1.23%	1.24%	1.13%	.50%	.50%
Expenses net of all reductions	1.23%	1.24%	1.13%	.50%	.50%
Net investment income (loss)	.98%	1.15%	.55%	.97%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$310,544	$366,074	$364,455	$336,939	$299,952
Portfolio turnover rateF	33%	23%	23%	18%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.143 and distributions from net realized gain of $.464 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class C

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.20	$14.29	$13.32	$12.14	$13.27
Income from Investment Operations
Net investment income (loss)A	.06	.09	.01	.06	.07
Net realized and unrealized gain (loss)	(1.23)	.17	1.62	1.65	(.65)
Total from investment operations	(1.17)	.26	1.63	1.71	(.58)
Distributions from net investment income	(.10)	(.13)	(.07)	(.09)	(.10)
Distributions from net realized gain	(.84)	(1.22)	(.60)	(.44)	(.45)
Total distributions	(.94)	(1.35)	(.66)B	(.53)	(.55)
Net asset value, end of period	$11.09	$13.20	$14.29	$13.32	$12.14
Total ReturnC,D	(9.84)%	2.39%	12.40%	14.69%	(4.58)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.73%	1.73%G	1.63%	1.00%	1.00%
Expenses net of fee waivers, if any	1.73%	1.73%G	1.63%	1.00%	1.00%
Expenses net of all reductions	1.73%	1.73%G	1.63%	1.00%	1.00%
Net investment income (loss)	.48%	.65%	.05%	.47%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$37,642	$44,302	$65,519	$61,581	$54,813
Portfolio turnover rateF	33%	23%	23%	18%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.66 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.598 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class I

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.69	$14.75	$13.71	$12.45	$13.59
Income from Investment Operations
Net investment income (loss)A	.20	.23	.15	.19	.20
Net realized and unrealized gain (loss)	(1.28)	.17	1.68	1.70	(.67)
Total from investment operations	(1.08)	.40	1.83	1.89	(.47)
Distributions from net investment income	(.20)	(.25)	(.17)	(.19)	(.20)
Distributions from net realized gain	(.85)	(1.22)	(.62)	(.44)	(.47)
Total distributions	(1.05)	(1.46)B	(.79)	(.63)	(.67)
Net asset value, end of period	$11.56	$13.69	$14.75	$13.71	$12.45
Total ReturnC	(8.91)%	3.47%	13.50%	15.79%	(3.63)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.73%	.74%	.64%	- %F	- %F
Expenses net of fee waivers, if any	.73%	.74%	.64%	-%	-%
Expenses net of all reductions	.73%	.74%	.64%	-%	-%
Net investment income (loss)	1.48%	1.65%	1.04%	1.47%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$808,586	$907,369	$867,707	$689,261	$684,976
Portfolio turnover rateE	33%	23%	23%	18%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.46 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $1.218 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class Z

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$13.63	$14.78
Income from Investment Operations
Net investment income (loss)B	.21	.07
Net realized and unrealized gain (loss)	(1.27)	(.32)C
Total from investment operations	(1.06)	(.25)
Distributions from net investment income	(.22)	(.31)
Distributions from net realized gain	(.88)	(.59)
Total distributions	(1.10)	(.90)
Net asset value, end of period	$11.47	$13.63
Total ReturnD,E	(8.87)%	(.96)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.63%	.63%H,I
Expenses net of fee waivers, if any	.63%	.63%H,I
Expenses net of all reductions	.63%	.63%H,I
Net investment income (loss)	1.58%	1.01%H
Supplemental Data
Net assets, end of period (000 omitted)	$27,968	$2,821
Portfolio turnover rateG	33%	23%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class Z6

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.67	$14.75	$14.07
Income from Investment Operations
Net investment income (loss)B	.23	.26	.12
Net realized and unrealized gain (loss)	(1.28)	.16	1.15
Total from investment operations	(1.05)	.42	1.27
Distributions from net investment income	(.23)	(.29)	(.22)
Distributions from net realized gain	(.86)	(1.22)	(.38)
Total distributions	(1.09)	(1.50)C	(.59)D
Net asset value, end of period	$11.53	$13.67	$14.75
Total ReturnE,F	(8.74)%	3.65%	9.03%
Ratios to Average Net AssetsG,H
Expenses before reductions	.49%	.49%	.51%I,J
Expenses net of fee waivers, if any	.49%	.49%	.51%I,J
Expenses net of all reductions	.49%	.49%	.51%I,J
Net investment income (loss)	1.73%	1.90%	.97%I
Supplemental Data
Net assets, end of period (000 omitted)	$63,792	$45,355	$15,784
Portfolio turnover rateH	33%	23%	23%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.50 per share is comprised of distributions from net investment income of $.285 and distributions from net realized gain of $1.218 per share.

 D Total distributions of $.59 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.378 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	11.0
Fidelity Series Large Cap Stock Fund	9.9
Fidelity Series International Growth Fund	8.3
Fidelity Series International Value Fund	7.4
Fidelity Series Overseas Fund	6.9
Fidelity Series Value Discovery Fund	6.3
Fidelity Series Stock Selector Large Cap Value Fund	6.1
Fidelity Advisor Series Equity Growth Fund	6.1
Fidelity Series Opportunistic Insights Fund	5.7
Fidelity Advisor Series Growth Opportunities Fund	3.9
71.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	50.8%
International Equity Funds	38.8%
Bond Funds	6.6%
Short-Term Funds	3.6%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2040 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.36% to 1.39% 5/28/20 to 6/4/20 (a)
(Cost $1,987,395)	1,990,000	1,989,636
	Shares	Value

Domestic Equity Funds - 50.8%
Fidelity Advisor Series Equity Growth Fund (b)	9,081,016	$111,787,301
Fidelity Advisor Series Growth Opportunities Fund (b)	6,566,436	72,165,135
Fidelity Advisor Series Small Cap Fund (b)	5,657,712	47,411,627
Fidelity Series All-Sector Equity Fund (b)	6,252,473	49,019,389
Fidelity Series Commodity Strategy Fund (b)	16,752,004	61,144,816
Fidelity Series Large Cap Stock Fund (b)	15,131,057	181,421,377
Fidelity Series Large Cap Value Index Fund (b)	1,971,921	18,950,160
Fidelity Series Opportunistic Insights Fund (b)	6,900,005	105,708,070
Fidelity Series Small Cap Opportunities Fund (b)	5,910,857	59,995,194
Fidelity Series Stock Selector Large Cap Value Fund (b)	12,464,570	111,931,839
Fidelity Series Value Discovery Fund (b)	11,656,932	115,753,339
TOTAL DOMESTIC EQUITY FUNDS
(Cost $984,316,030)		935,288,247

International Equity Funds - 38.8%
Fidelity Series Canada Fund (b)	4,405,005	36,517,491
Fidelity Series Emerging Markets Fund (b)	3,043,350	21,546,915
Fidelity Series Emerging Markets Opportunities Fund (b)	12,962,638	201,828,268
Fidelity Series International Growth Fund (b)	10,577,313	153,159,489
Fidelity Series International Small Cap Fund (b)	2,734,611	36,561,752
Fidelity Series International Value Fund (b)	19,158,578	136,792,247
Fidelity Series Overseas Fund (b)	14,817,495	128,171,335
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $750,562,518)		714,577,497

Bond Funds - 6.6%
Fidelity Series Emerging Markets Debt Fund (b)	1,429,871	11,524,764
Fidelity Series Floating Rate High Income Fund (b)	283,139	2,276,439
Fidelity Series High Income Fund (b)	1,711,056	14,099,100
Fidelity Series Inflation-Protected Bond Index Fund (b)	3,891,206	39,223,353
Fidelity Series International Credit Fund (b)	119,649	1,143,840
Fidelity Series Long-Term Treasury Bond Index Fund (b)	4,188,345	44,773,408
Fidelity Series Real Estate Income Fund (b)	906,043	7,628,885
TOTAL BOND FUNDS
(Cost $118,946,311)		120,669,789

Short-Term Funds - 3.6%
Fidelity Cash Central Fund 0.29% (c)	7,082,108	7,084,232
Fidelity Series Government Money Market Fund 0.4% (b)(d)	54,976,567	54,976,567
Fidelity Series Short-Term Credit Fund (b)	365,882	3,614,913
TOTAL SHORT-TERM FUNDS
(Cost $65,697,981)		65,675,712
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,921,510,235)		1,838,200,881
NET OTHER ASSETS (LIABILITIES) - 0.1%		999,173
NET ASSETS - 100%		$1,839,200,054

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	13	June 2020	$547,885	$31,625	$31,625
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	28	June 2020	3,597,580	157,885	157,885
TOTAL FUTURES CONTRACTS					$189,510

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,989,636.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$54,197
Total	$54,197

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$156,278,837	$23,706,155	$54,791,077	$17,166,015	$5,159,326	$(18,565,940)	$111,787,301
Fidelity Advisor Series Growth Opportunities Fund	114,631,108	25,425,849	48,050,181	21,067,514	11,351,014	(31,192,655)	72,165,135
Fidelity Advisor Series Small Cap Fund	69,937,130	6,704,395	17,639,421	1,985,714	(166,106)	(11,424,371)	47,411,627
Fidelity Series All-Sector Equity Fund	72,438,183	11,087,009	24,129,125	8,023,256	(966,076)	(9,410,602)	49,019,389
Fidelity Series Canada Fund	20,405,806	27,855,199	2,232,992	585,601	14,517	(9,525,039)	36,517,491
Fidelity Series Commodity Strategy Fund	53,957,733	41,243,110	14,422,043	1,213,550	(5,664,425)	(13,969,559)	61,144,816
Fidelity Series Emerging Markets Debt Fund	14,076,429	2,012,216	2,234,391	811,652	(167,666)	(2,161,824)	11,524,764
Fidelity Series Emerging Markets Fund	21,170,601	10,712,700	2,329,617	656,099	(131,489)	(7,875,280)	21,546,915
Fidelity Series Emerging Markets Opportunities Fund	197,465,452	69,765,117	24,633,980	6,474,711	(1,133,658)	(39,634,663)	201,828,268
Fidelity Series Floating Rate High Income Fund	2,685,794	314,099	372,372	153,659	(10,346)	(340,736)	2,276,439
Fidelity Series Government Money Market Fund 0.4%	15,575,950	76,412,183	37,011,566	375,831	-	-	54,976,567
Fidelity Series High Income Fund	22,986,815	1,860,375	8,731,750	1,072,176	(340,855)	(1,675,485)	14,099,100
Fidelity Series Inflation-Protected Bond Index Fund	6,304,555	42,865,252	10,148,882	582,755	25,309	177,119	39,223,353
Fidelity Series International Credit Fund	1,113,984	70,929	-	70,929	-	(41,073)	1,143,840
Fidelity Series International Growth Fund	202,291,154	17,292,002	62,374,173	8,162,162	8,415,765	(12,465,259)	153,159,489
Fidelity Series International Small Cap Fund	46,512,254	4,444,467	8,187,017	2,090,999	(553,679)	(5,654,273)	36,561,752
Fidelity Series International Value Fund	189,282,195	37,021,974	46,720,809	8,717,226	(3,581,168)	(39,209,945)	136,792,247
Fidelity Series Investment Grade Bond Fund	13,911,189	5,398,696	20,054,907	255,249	969,280	(224,258)	-
Fidelity Series Large Cap Stock Fund	259,544,447	30,174,392	68,748,527	17,562,450	(2,039,778)	(37,509,157)	181,421,377
Fidelity Series Large Cap Value Index Fund	28,377,759	3,062,596	7,092,721	1,712,900	641,416	(6,038,890)	18,950,160
Fidelity Series Long-Term Treasury Bond Index Fund	77,492,172	20,404,102	65,343,316	5,776,735	5,871,207	6,349,243	44,773,408
Fidelity Series Opportunistic Insights Fund	145,108,638	19,571,653	45,044,304	13,438,527	(356,297)	(13,571,620)	105,708,070
Fidelity Series Overseas Fund	-	149,897,339	-	398,838	-	(21,726,004)	128,171,335
Fidelity Series Real Estate Income Fund	9,943,579	1,135,677	1,174,249	632,972	(44,103)	(2,232,019)	7,628,885
Fidelity Series Short-Term Credit Fund	4,253,155	2,767,105	3,384,797	119,922	12,590	(33,140)	3,614,913
Fidelity Series Small Cap Opportunities Fund	89,604,022	11,025,974	20,868,358	5,870,386	(805,115)	(18,961,329)	59,995,194
Fidelity Series Stock Selector Large Cap Value Fund	169,664,183	17,984,958	41,578,896	10,285,984	(2,917,134)	(31,221,272)	111,931,839
Fidelity Series Value Discovery Fund	165,725,099	18,418,401	39,078,810	7,503,187	(1,332,461)	(27,978,890)	115,753,339
	$2,170,738,223	$678,633,924	$676,378,281	$142,766,999	$12,250,068	$(356,116,921)	$1,829,127,013

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$1,989,636	$--	$1,989,636	$--
Domestic Equity Funds	935,288,247	935,288,247	--	--
International Equity Funds	714,577,497	714,577,497	--	--
Bond Funds	120,669,789	120,669,789	--	--
Short-Term Funds	65,675,712	65,675,712	--	--
Total Investments in Securities:	$1,838,200,881	$1,836,211,245	$1,989,636	$--
Derivative Instruments:
Assets
Futures Contracts	$189,510	$189,510	$--	$--
Total Assets	$189,510	$189,510	$--	$--
Total Derivative Instruments:	$189,510	$189,510	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$189,510	$0
Total Equity Risk	189,510	0
Total Value of Derivatives	$189,510	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,987,395)	$1,989,636
Fidelity Central Funds (cost $7,083,981)	7,084,232
Other affiliated issuers (cost $1,912,438,859)	1,829,127,013
Total Investment in Securities (cost $1,921,510,235)		$1,838,200,881
Segregated cash with brokers for derivative instruments		1,053,598
Receivable for investments sold		13,824,257
Receivable for fund shares sold		1,936,110
Distributions receivable from Fidelity Central Funds		3,817
Receivable for daily variation margin on futures contracts		313,059
Other receivables		302
Total assets		1,855,332,024
Liabilities
Payable for investments purchased	$571
Payable for fund shares redeemed	14,640,411
Accrued management fee	1,172,694
Distribution and service plan fees payable	318,294
Total liabilities		16,131,970
Net Assets		$1,839,200,054
Net Assets consist of:
Paid in capital		$1,846,469,093
Total accumulated earnings (loss)		(7,269,039)
Net Assets		$1,839,200,054
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($729,343,243 ÷ 60,383,138 shares)(a)		$12.08
Maximum offering price per share (100/94.25 of $12.08)		$12.82
Class M:
Net Asset Value and redemption price per share ($286,125,605 ÷ 23,843,481 shares)(a)		$12.00
Maximum offering price per share (100/96.50 of $12.00)		$12.44
Class C:
Net Asset Value and offering price per share ($41,152,519 ÷ 3,514,273 shares)(a)		$11.71
Class I:
Net Asset Value, offering price and redemption price per share ($705,362,354 ÷ 57,970,789 shares)		$12.17
Class Z:
Net Asset Value, offering price and redemption price per share ($19,999,910 ÷ 1,656,122 shares)		$12.08
Class Z6:
Net Asset Value, offering price and redemption price per share ($57,216,423 ÷ 4,715,097 shares)		$12.13

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$48,029,829
Interest		21,048
Income from Fidelity Central Funds		54,197
Total income		48,105,074
Expenses
Management fee	$16,420,338
Distribution and service plan fees	4,565,966
Independent trustees' fees and expenses	8,574
Total expenses before reductions	20,994,878
Expense reductions	(301)
Total expenses after reductions		20,994,577
Net investment income (loss)		27,110,497
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,602
Fidelity Central Funds	6
Other affiliated issuers	12,250,068
Futures contracts	6,014,573
Capital gain distributions from underlying funds:
Affiliated issuers	94,737,170
Total net realized gain (loss)		113,009,419
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,241
Fidelity Central Funds	244
Other affiliated issuers	(356,116,921)
Futures contracts	193,291
Total change in net unrealized appreciation (depreciation)		(355,921,145)
Net gain (loss)		(242,911,726)
Net increase (decrease) in net assets resulting from operations		$(215,801,229)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,110,497	$30,230,649
Net realized gain (loss)	113,009,419	192,872,187
Change in net unrealized appreciation (depreciation)	(355,921,145)	(155,465,799)
Net increase (decrease) in net assets resulting from operations	(215,801,229)	67,637,037
Distributions to shareholders	(160,006,087)	(214,667,735)
Share transactions - net increase (decrease)	41,090,450	141,920,324
Total increase (decrease) in net assets	(334,716,866)	(5,110,374)
Net Assets
Beginning of period	2,173,916,920	2,179,027,294
End of period	$1,839,200,054	$2,173,916,920

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2040 Fund Class A

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.52	$15.69	$14.57	$13.25	$14.49
Income from Investment Operations
Net investment income (loss)A	.17	.21	.12	.17	.17
Net realized and unrealized gain (loss)	(1.55)	.15	1.81	1.80	(.69)
Total from investment operations	(1.38)	.36	1.93	1.97	(.52)
Distributions from net investment income	(.17)	(.23)	(.15)	(.17)	(.18)
Distributions from net realized gain	(.88)	(1.31)	(.66)	(.48)	(.54)
Total distributions	(1.06)B	(1.53)C	(.81)	(.65)	(.72)
Net asset value, end of period	$12.08	$14.52	$15.69	$14.57	$13.25
Total ReturnD,E	(10.59)%	3.04%	13.42%	15.53%	(3.82)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%	.99%H	.87%	.25%	.25%
Expenses net of fee waivers, if any	1.00%	.99%H	.87%	.25%	.25%
Expenses net of all reductions	1.00%	.99%H	.87%	.25%	.25%
Net investment income (loss)	1.17%	1.37%	.78%	1.22%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$729,343	$916,426	$948,970	$965,401	$950,816
Portfolio turnover rateG	31%	21%	23%	18%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.06 per share is comprised of distributions from net investment income of $.171 and distributions from net realized gain of $.884 per share.

 C Total distributions of $1.53 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $1.308 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class M

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.44	$15.62	$14.52	$13.21	$14.45
Income from Investment Operations
Net investment income (loss)A	.13	.17	.08	.13	.14
Net realized and unrealized gain (loss)	(1.55)	.16	1.80	1.81	(.70)
Total from investment operations	(1.42)	.33	1.88	1.94	(.56)
Distributions from net investment income	(.15)	(.20)	(.12)	(.15)	(.15)
Distributions from net realized gain	(.88)	(1.31)	(.66)	(.48)	(.53)
Total distributions	(1.02)B	(1.51)	(.78)	(.63)	(.68)
Net asset value, end of period	$12.00	$14.44	$15.62	$14.52	$13.21
Total ReturnC,D	(10.84)%	2.82%	13.11%	15.26%	(4.07)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.25%	1.25%	1.13%	.50%	.50%
Expenses net of fee waivers, if any	1.25%	1.25%	1.13%	.50%	.50%
Expenses net of all reductions	1.25%	1.25%	1.13%	.50%	.50%
Net investment income (loss)	.92%	1.12%	.53%	.97%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$286,126	$356,107	$343,164	$324,990	$310,107
Portfolio turnover rateF	31%	21%	23%	18%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.02 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.878 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class C

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.14	$15.32	$14.28	$13.02	$14.27
Income from Investment Operations
Net investment income (loss)A	.06	.09	–B	.06	.07
Net realized and unrealized gain (loss)	(1.52)	.18	1.77	1.78	(.70)
Total from investment operations	(1.46)	.27	1.77	1.84	(.63)
Distributions from net investment income	(.09)	(.14)	(.07)	(.10)	(.10)
Distributions from net realized gain	(.88)	(1.31)	(.66)	(.48)	(.52)
Total distributions	(.97)	(1.45)	(.73)	(.58)	(.62)
Net asset value, end of period	$11.71	$14.14	$15.32	$14.28	$13.02
Total ReturnC,D	(11.31)%	2.37%	12.52%	14.70%	(4.63)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.75%	1.74%G	1.63%	1.00%	1.00%
Expenses net of fee waivers, if any	1.75%	1.74%G	1.63%	1.00%	1.00%
Expenses net of all reductions	1.75%	1.74%G	1.63%	1.00%	1.00%
Net investment income (loss)	.42%	.62%	.03%	.48%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$41,153	$53,715	$84,365	$79,480	$73,036
Portfolio turnover rateF	31%	21%	23%	18%	21%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class I

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.62	$15.78	$14.65	$13.32	$14.57
Income from Investment Operations
Net investment income (loss)A	.21	.24	.16	.20	.21
Net realized and unrealized gain (loss)	(1.57)	.16	1.83	1.82	(.71)
Total from investment operations	(1.36)	.40	1.99	2.02	(.50)
Distributions from net investment income	(.20)	(.26)	(.19)	(.20)	(.22)
Distributions from net realized gain	(.89)	(1.31)	(.67)	(.49)	(.54)
Total distributions	(1.09)	(1.56)B	(.86)	(.69)	(.75)C
Net asset value, end of period	$12.17	$14.62	$15.78	$14.65	$13.32
Total ReturnD	(10.35)%	3.31%	13.74%	15.82%	(3.62)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%	.75%	.63%	- %G	- %G
Expenses net of fee waivers, if any	.75%	.75%	.63%	-%	-%
Expenses net of all reductions	.75%	.75%	.63%	-%	-%
Net investment income (loss)	1.42%	1.62%	1.02%	1.47%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$705,362	$805,102	$790,667	$649,934	$629,599
Portfolio turnover rateF	31%	21%	23%	18%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.56 per share is comprised of distributions from net investment income of $.256 and distributions from net realized gain of $1.308 per share.

 C Total distributions of $.75 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.535 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class Z

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$14.56	$15.85
Income from Investment Operations
Net investment income (loss)B	.22	.36
Net realized and unrealized gain (loss)	(1.55)	(.69)C
Total from investment operations	(1.33)	(.33)
Distributions from net investment income	(.23)	(.33)
Distributions from net realized gain	(.91)	(.63)
Total distributions	(1.15)D	(.96)
Net asset value, end of period	$12.08	$14.56
Total ReturnE,F	(10.31)%	(1.30)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.65%I	.65%I,J
Expenses net of fee waivers, if any	.65%I	.65%I,J
Expenses net of all reductions	.65%I	.65%I,J
Net investment income (loss)	1.52%	5.06%J
Supplemental Data
Net assets, end of period (000 omitted)	$20,000	$1,501
Portfolio turnover rateH	31%	21%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $1.15 per share is comprised of distributions from net investment income of $.231 and distributions from net realized gain of $.914 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class Z6

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.60	$15.76	$15.04
Income from Investment Operations
Net investment income (loss)B	.24	.28	.18
Net realized and unrealized gain (loss)	(1.57)	.17	1.20
Total from investment operations	(1.33)	.45	1.38
Distributions from net investment income	(.24)	(.30)	(.23)
Distributions from net realized gain	(.90)	(1.31)	(.42)
Total distributions	(1.14)	(1.61)	(.66)C
Net asset value, end of period	$12.13	$14.60	$15.76
Total ReturnD,E	(10.24)%	3.64%	9.12%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%	.49%	.51%H,I
Expenses net of fee waivers, if any	.49%	.49%	.51%H,I
Expenses net of all reductions	.49%	.49%	.51%H,I
Net investment income (loss)	1.67%	1.87%	1.39%H
Supplemental Data
Net assets, end of period (000 omitted)	$57,216	$41,066	$11,861
Portfolio turnover rateG	31%	21%	23%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.66 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.421 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	11.0
Fidelity Series Large Cap Stock Fund	9.8
Fidelity Series International Growth Fund	8.3
Fidelity Series International Value Fund	7.4
Fidelity Series Overseas Fund	6.9
Fidelity Series Value Discovery Fund	6.3
Fidelity Series Stock Selector Large Cap Value Fund	6.1
Fidelity Advisor Series Equity Growth Fund	6.1
Fidelity Series Opportunistic Insights Fund	5.7
Fidelity Advisor Series Growth Opportunities Fund	3.9
71.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	50.8%
International Equity Funds	38.8%
Bond Funds	6.6%
Short-Term Funds	3.6%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2045 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.36% to 1.39% 5/28/20 to 6/4/20 (a)
(Cost $1,338,244)	1,340,000	1,339,755
	Shares	Value

Domestic Equity Funds - 50.8%
Fidelity Advisor Series Equity Growth Fund (b)	6,141,923	$75,607,075
Fidelity Advisor Series Growth Opportunities Fund (b)	4,441,528	48,812,389
Fidelity Advisor Series Small Cap Fund (b)	3,829,111	32,087,950
Fidelity Series All-Sector Equity Fund (b)	4,228,851	33,154,194
Fidelity Series Commodity Strategy Fund (b)	11,334,887	41,372,338
Fidelity Series Large Cap Stock Fund (b)	10,235,567	122,724,451
Fidelity Series Large Cap Value Index Fund (b)	1,328,807	12,769,836
Fidelity Series Opportunistic Insights Fund (b)	4,666,592	71,492,194
Fidelity Series Small Cap Opportunities Fund (b)	4,002,522	40,625,599
Fidelity Series Stock Selector Large Cap Value Fund (b)	8,434,325	75,740,241
Fidelity Series Value Discovery Fund (b)	7,885,577	78,303,780
TOTAL DOMESTIC EQUITY FUNDS
(Cost $685,153,647)		632,690,047

International Equity Funds - 38.8%
Fidelity Series Canada Fund (b)	2,965,325	24,582,543
Fidelity Series Emerging Markets Fund (b)	2,059,521	14,581,407
Fidelity Series Emerging Markets Opportunities Fund (b)	8,770,344	136,554,263
Fidelity Series International Growth Fund (b)	7,162,398	103,711,518
Fidelity Series International Small Cap Fund (b)	1,852,866	24,772,817
Fidelity Series International Value Fund (b)	12,978,992	92,670,000
Fidelity Series Overseas Fund (b)	10,007,179	86,562,100
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $521,283,018)		483,434,648

Bond Funds - 6.6%
Fidelity Series Emerging Markets Debt Fund (b)	968,174	7,803,484
Fidelity Series Floating Rate High Income Fund (b)	194,201	1,561,377
Fidelity Series High Income Fund (b)	1,157,485	9,537,674
Fidelity Series Inflation-Protected Bond Index Fund (b)	2,632,573	26,536,334
Fidelity Series International Credit Fund (b)	72,085	689,132
Fidelity Series Long-Term Treasury Bond Index Fund (b)	2,833,531	30,290,447
Fidelity Series Real Estate Income Fund (b)	611,391	5,147,913
TOTAL BOND FUNDS
(Cost $80,415,478)		81,566,361

Short-Term Funds - 3.6%
Fidelity Cash Central Fund 0.29% (c)	4,815,425	4,816,870
Fidelity Series Government Money Market Fund 0.4% (b)(d)	37,187,479	37,187,479
Fidelity Series Short-Term Credit Fund (b)	251,362	2,483,455
TOTAL SHORT-TERM FUNDS
(Cost $44,502,422)		44,487,804
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,332,692,809)		1,243,518,615
NET OTHER ASSETS (LIABILITIES) - 0.1%		677,629
NET ASSETS - 100%		$1,244,196,244

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	8	June 2020	$337,160	$19,461	$19,461
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	19	June 2020	2,441,215	107,136	107,136
TOTAL FUTURES CONTRACTS					$126,597

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,339,755.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$34,644
Total	$34,644

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$100,225,825	$19,797,257	$35,209,463	$11,548,384	$1,668,824	$(10,875,368)	$75,607,075
Fidelity Advisor Series Growth Opportunities Fund	73,434,142	19,544,908	30,687,809	14,173,864	5,933,606	(19,412,458)	48,812,389
Fidelity Advisor Series Small Cap Fund	44,897,186	6,412,772	11,357,725	1,336,287	(339,131)	(7,525,152)	32,087,950
Fidelity Series All-Sector Equity Fund	46,439,012	9,216,619	15,425,279	5,398,584	(1,271,402)	(5,804,756)	33,154,194
Fidelity Series Canada Fund	13,091,551	19,972,273	2,046,528	394,594	57,893	(6,492,646)	24,582,543
Fidelity Series Commodity Strategy Fund	34,584,614	29,232,228	9,316,194	809,460	(3,453,055)	(9,675,255)	41,372,338
Fidelity Series Emerging Markets Debt Fund	8,890,287	1,833,393	1,355,653	531,728	(116,575)	(1,447,968)	7,803,484
Fidelity Series Emerging Markets Fund	13,572,163	7,793,142	1,430,003	441,335	(50,700)	(5,303,195)	14,581,407
Fidelity Series Emerging Markets Opportunities Fund	126,572,242	52,681,756	15,257,843	4,355,265	(556,468)	(26,885,424)	136,554,263
Fidelity Series Floating Rate High Income Fund	1,724,279	299,938	223,695	102,449	(2,520)	(236,625)	1,561,377
Fidelity Series Government Money Market Fund 0.4%	9,971,816	51,631,100	24,415,437	247,624	-	-	37,187,479
Fidelity Series High Income Fund	14,702,301	1,681,692	5,483,065	710,875	(144,824)	(1,218,430)	9,537,674
Fidelity Series Inflation-Protected Bond Index Fund	4,043,045	29,088,422	6,727,264	392,251	18,202	113,929	26,536,334
Fidelity Series International Credit Fund	671,144	42,733	-	42,733	-	(24,745)	689,132
Fidelity Series International Growth Fund	129,656,079	17,105,504	39,944,186	5,487,316	2,856,702	(5,962,581)	103,711,518
Fidelity Series International Small Cap Fund	29,831,844	4,351,399	5,189,071	1,411,588	(372,898)	(3,848,457)	24,772,817
Fidelity Series International Value Fund	121,377,539	29,823,240	29,725,167	5,860,855	(1,686,270)	(27,119,342)	92,670,000
Fidelity Series Investment Grade Bond Fund	9,070,281	3,588,372	13,144,709	166,908	792,569	(306,513)	-
Fidelity Series Large Cap Stock Fund	166,383,722	26,614,415	43,706,651	11,583,616	(748,831)	(25,818,204)	122,724,451
Fidelity Series Large Cap Value Index Fund	18,194,605	2,734,439	4,521,225	1,151,649	159,710	(3,797,693)	12,769,836
Fidelity Series Long-Term Treasury Bond Index Fund	49,678,462	15,342,061	42,803,184	3,866,615	3,724,861	4,348,247	30,290,447
Fidelity Series Opportunistic Insights Fund	93,065,012	16,653,132	28,675,506	9,036,207	(441,535)	(9,108,909)	71,492,194
Fidelity Series Overseas Fund	-	101,166,811	-	268,474	-	(14,604,711)	86,562,100
Fidelity Series Real Estate Income Fund	6,350,088	1,037,426	704,424	418,645	(12,333)	(1,522,844)	5,147,913
Fidelity Series Short-Term Credit Fund	2,713,873	1,912,310	2,127,766	79,599	7,408	(22,370)	2,483,455
Fidelity Series Small Cap Opportunities Fund	57,500,174	9,803,449	13,386,092	3,894,438	(441,521)	(12,850,411)	40,625,599
Fidelity Series Stock Selector Large Cap Value Fund	108,781,667	16,449,285	26,360,839	6,920,590	(1,495,134)	(21,634,738)	75,740,241
Fidelity Series Value Discovery Fund	106,250,097	16,562,865	24,688,749	5,048,066	(673,816)	(19,146,617)	78,303,780
	$1,391,673,050	$512,372,941	$433,913,527	$95,679,999	$3,412,762	$(236,183,236)	$1,237,361,990

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$1,339,755	$--	$1,339,755	$--
Domestic Equity Funds	632,690,047	632,690,047	--	--
International Equity Funds	483,434,648	483,434,648	--	--
Bond Funds	81,566,361	81,566,361	--	--
Short-Term Funds	44,487,804	44,487,804	--	--
Total Investments in Securities:	$1,243,518,615	$1,242,178,860	$1,339,755	$--
Derivative Instruments:
Assets
Futures Contracts	$126,597	$126,597	$--	$--
Total Assets	$126,597	$126,597	$--	$--
Total Derivative Instruments:	$126,597	$126,597	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$126,597	$0
Total Equity Risk	126,597	0
Total Value of Derivatives	$126,597	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,338,244)	$1,339,755
Fidelity Central Funds (cost $4,816,697)	4,816,870
Other affiliated issuers (cost $1,326,537,868)	1,237,361,990
Total Investment in Securities (cost $1,332,692,809)		$1,243,518,615
Segregated cash with brokers for derivative instruments		697,533
Receivable for investments sold		6,909,167
Receivable for fund shares sold		1,083,195
Distributions receivable from Fidelity Central Funds		2,578
Receivable for daily variation margin on futures contracts		209,701
Total assets		1,252,420,789
Liabilities
Payable for investments purchased	$3,093
Payable for fund shares redeemed	7,237,132
Accrued management fee	788,184
Distribution and service plan fees payable	196,136
Total liabilities		8,224,545
Net Assets		$1,244,196,244
Net Assets consist of:
Paid in capital		$1,288,099,280
Total accumulated earnings (loss)		(43,903,036)
Net Assets		$1,244,196,244
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($456,849,121 ÷ 48,428,234 shares)(a)		$9.43
Maximum offering price per share (100/94.25 of $9.43)		$10.01
Class M:
Net Asset Value and redemption price per share ($181,179,253 ÷ 19,402,523 shares)(a)		$9.34
Maximum offering price per share (100/96.50 of $9.34)		$9.68
Class C:
Net Asset Value and offering price per share ($22,256,234 ÷ 2,423,901 shares)(a)		$9.18
Class I:
Net Asset Value, offering price and redemption price per share ($522,313,938 ÷ 54,957,795 shares)		$9.50
Class Z:
Net Asset Value, offering price and redemption price per share ($16,799,729 ÷ 1,781,132 shares)		$9.43
Class Z6:
Net Asset Value, offering price and redemption price per share ($44,797,969 ÷ 4,723,541 shares)		$9.48

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$32,111,934
Interest		13,921
Income from Fidelity Central Funds		34,644
Total income		32,160,499
Expenses
Management fee	$10,848,653
Distribution and service plan fees	2,744,916
Independent trustees' fees and expenses	5,636
Total expenses before reductions	13,599,205
Expense reductions	(28)
Total expenses after reductions		13,599,177
Net investment income (loss)		18,561,322
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,751
Fidelity Central Funds	3
Other affiliated issuers	3,412,762
Futures contracts	3,960,916
Capital gain distributions from underlying funds:
Affiliated issuers	63,568,065
Total net realized gain (loss)		70,946,497
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,511
Fidelity Central Funds	169
Other affiliated issuers	(236,183,236)
Futures contracts	161,048
Total change in net unrealized appreciation (depreciation)		(236,020,508)
Net gain (loss)		(165,074,011)
Net increase (decrease) in net assets resulting from operations		$(146,512,689)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,561,322	$19,594,942
Net realized gain (loss)	70,946,497	121,110,883
Change in net unrealized appreciation (depreciation)	(236,020,508)	(98,056,567)
Net increase (decrease) in net assets resulting from operations	(146,512,689)	42,649,258
Distributions to shareholders	(102,870,591)	(133,342,942)
Share transactions - net increase (decrease)	99,889,190	127,638,941
Total increase (decrease) in net assets	(149,494,090)	36,945,257
Net Assets
Beginning of period	1,393,690,334	1,356,745,077
End of period	$1,244,196,244	$1,393,690,334

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2045 Fund Class A

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.33	$12.21	$11.26	$10.23	$11.15
Income from Investment Operations
Net investment income (loss)A	.13	.16	.10	.13	.13
Net realized and unrealized gain (loss)	(1.22)	.13	1.40	1.39	(.54)
Total from investment operations	(1.09)	.29	1.50	1.52	(.41)
Distributions from net investment income	(.14)	(.18)	(.12)	(.13)	(.14)
Distributions from net realized gain	(.67)	(.99)	(.43)	(.36)	(.37)
Total distributions	(.81)	(1.17)	(.55)	(.49)	(.51)
Net asset value, end of period	$9.43	$11.33	$12.21	$11.26	$10.23
Total ReturnB,C	(10.68)%	3.13%	13.44%	15.50%	(3.85)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	.99%F	.87%	.25%	.25%
Expenses net of fee waivers, if any	1.00%	.99%F	.87%	.25%	.25%
Expenses net of all reductions	1.00%	.99%F	.87%	.25%	.25%
Net investment income (loss)	1.19%	1.38%	.79%	1.22%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$456,849	$547,563	$566,474	$556,090	$531,510
Portfolio turnover rateE	30%	22%	21%	22%	26%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class M

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.22	$12.12	$11.19	$10.17	$11.09
Income from Investment Operations
Net investment income (loss)A	.10	.13	.06	.10	.11
Net realized and unrealized gain (loss)	(1.20)	.12	1.39	1.39	(.54)
Total from investment operations	(1.10)	.25	1.45	1.49	(.43)
Distributions from net investment income	(.12)	(.16)	(.10)	(.11)	(.12)
Distributions from net realized gain	(.67)	(.99)	(.43)	(.36)	(.37)
Total distributions	(.78)B	(1.15)	(.52)C	(.47)	(.49)
Net asset value, end of period	$9.34	$11.22	$12.12	$11.19	$10.17
Total ReturnD,E	(10.80)%	2.79%	13.12%	15.29%	(4.10)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.25%	1.24%H	1.13%	.50%	.50%
Expenses net of fee waivers, if any	1.25%	1.24%H	1.13%	.50%	.50%
Expenses net of all reductions	1.25%	1.24%H	1.13%	.50%	.50%
Net investment income (loss)	.94%	1.13%	.54%	.97%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$181,179	$210,625	$207,442	$186,200	$158,557
Portfolio turnover rateG	30%	22%	21%	22%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.78 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.666 per share.

 C Total distributions of $.52 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.428 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class C

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.07	$11.98	$11.08	$10.09	$11.01
Income from Investment Operations
Net investment income (loss)A	.05	.07	–B	.05	.05
Net realized and unrealized gain (loss)	(1.20)	.13	1.38	1.38	(.53)
Total from investment operations	(1.15)	.20	1.38	1.43	(.48)
Distributions from net investment income	(.08)	(.12)	(.05)	(.08)	(.08)
Distributions from net realized gain	(.67)	(.99)	(.43)	(.36)	(.36)
Total distributions	(.74)C	(1.11)	(.48)	(.44)	(.44)
Net asset value, end of period	$9.18	$11.07	$11.98	$11.08	$10.09
Total ReturnD,E	(11.32)%	2.29%	12.59%	14.71%	(4.59)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.75%	1.74%H	1.63%	1.00%	1.00%
Expenses net of fee waivers, if any	1.75%	1.74%H	1.63%	1.00%	1.00%
Expenses net of all reductions	1.75%	1.74%H	1.63%	1.00%	1.00%
Net investment income (loss)	.44%	.63%	.04%	.47%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$22,256	$25,383	$30,549	$27,491	$23,423
Portfolio turnover rateG	30%	22%	21%	22%	26%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.74 per share is comprised of distributions from net investment income of $.078 and distributions from net realized gain of $.666 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class I

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.41	$12.29	$11.33	$10.28	$11.21
Income from Investment Operations
Net investment income (loss)A	.16	.19	.12	.16	.16
Net realized and unrealized gain (loss)	(1.23)	.13	1.42	1.40	(.55)
Total from investment operations	(1.07)	.32	1.54	1.56	(.39)
Distributions from net investment income	(.16)	(.20)	(.14)	(.15)	(.17)
Distributions from net realized gain	(.68)	(.99)	(.44)	(.36)	(.37)
Total distributions	(.84)	(1.20)B	(.58)	(.51)	(.54)
Net asset value, end of period	$9.50	$11.41	$12.29	$11.33	$10.28
Total ReturnC	(10.46)%	3.34%	13.77%	15.83%	(3.66)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%	.75%	.64%	- %F	- %F
Expenses net of fee waivers, if any	.75%	.75%	.64%	-%	-%
Expenses net of all reductions	.75%	.75%	.64%	-%	-%
Net investment income (loss)	1.44%	1.63%	1.03%	1.47%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$522,314	$577,252	$543,170	$420,967	$390,675
Portfolio turnover rateE	30%	22%	21%	22%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.20 per share is comprised of distributions from net investment income of $.204 and distributions from net realized gain of $.993 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class Z

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.35	$12.36
Income from Investment Operations
Net investment income (loss)B	.17	.20
Net realized and unrealized gain (loss)	(1.22)	(.46)C
Total from investment operations	(1.05)	(.26)
Distributions from net investment income	(.18)	(.26)
Distributions from net realized gain	(.69)	(.49)
Total distributions	(.87)	(.75)
Net asset value, end of period	$9.43	$11.35
Total ReturnD,E	(10.33)%	(1.33)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H	.64%I
Expenses net of fee waivers, if any	.65%H	.64%I
Expenses net of all reductions	.65%H	.64%I
Net investment income (loss)	1.54%	3.71%I
Supplemental Data
Net assets, end of period (000 omitted)	$16,800	$1,376
Portfolio turnover rateG	30%	22%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class Z6

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.39	$12.28	$11.65
Income from Investment Operations
Net investment income (loss)B	.19	.22	.15
Net realized and unrealized gain (loss)	(1.23)	.12	.92
Total from investment operations	(1.04)	.34	1.07
Distributions from net investment income	(.19)	(.24)	(.18)
Distributions from net realized gain	(.69)	(.99)	(.26)
Total distributions	(.87)C	(1.23)	(.44)
Net asset value, end of period	$9.48	$11.39	$12.28
Total ReturnD,E	(10.22)%	3.58%	9.15%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%	.50%H	.51%H,I
Expenses net of fee waivers, if any	.49%	.50%H	.51%H,I
Expenses net of all reductions	.49%	.50%H	.51%H,I
Net investment income (loss)	1.70%	1.88%	1.50%I
Supplemental Data
Net assets, end of period (000 omitted)	$44,798	$31,493	$9,112
Portfolio turnover rateG	30%	22%	21%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.87 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.686 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	11.0
Fidelity Series Large Cap Stock Fund	9.9
Fidelity Series International Growth Fund	8.3
Fidelity Series International Value Fund	7.5
Fidelity Series Overseas Fund	6.9
Fidelity Series Value Discovery Fund	6.3
Fidelity Series Stock Selector Large Cap Value Fund	6.1
Fidelity Advisor Series Equity Growth Fund	6.1
Fidelity Series Opportunistic Insights Fund	5.7
Fidelity Advisor Series Growth Opportunities Fund	3.9
71.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	50.8%
International Equity Funds	38.9%
Bond Funds	6.5%
Short-Term Funds	3.6%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2050 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.36% to 1.39% 5/28/20 to 6/4/20 (a)
(Cost $1,128,565)	1,130,000	1,129,793
	Shares	Value

Domestic Equity Funds - 50.8%
Fidelity Advisor Series Equity Growth Fund (b)	4,960,107	$61,058,917
Fidelity Advisor Series Growth Opportunities Fund (b)	3,586,736	39,418,229
Fidelity Advisor Series Small Cap Fund (b)	3,096,135	25,945,611
Fidelity Series All-Sector Equity Fund (b)	3,415,088	26,774,286
Fidelity Series Commodity Strategy Fund (b)	9,156,347	33,420,668
Fidelity Series Large Cap Stock Fund (b)	8,267,756	99,130,398
Fidelity Series Large Cap Value Index Fund (b)	1,073,324	10,314,647
Fidelity Series Opportunistic Insights Fund (b)	3,768,488	57,733,234
Fidelity Series Small Cap Opportunities Fund (b)	3,231,576	32,800,494
Fidelity Series Stock Selector Large Cap Value Fund (b)	6,813,853	61,188,399
Fidelity Series Value Discovery Fund (b)	6,369,343	63,247,581
TOTAL DOMESTIC EQUITY FUNDS
(Cost $556,699,488)		511,032,464

International Equity Funds - 38.9%
Fidelity Series Canada Fund (b)	2,389,584	19,809,649
Fidelity Series Emerging Markets Fund (b)	1,663,961	11,780,841
Fidelity Series Emerging Markets Opportunities Fund (b)	7,083,912	110,296,509
Fidelity Series International Growth Fund (b)	5,789,177	83,827,283
Fidelity Series International Small Cap Fund (b)	1,498,025	20,028,601
Fidelity Series International Value Fund (b)	10,492,307	74,915,069
Fidelity Series Overseas Fund (b)	8,073,373	69,834,679
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $422,105,480)		390,492,631

Bond Funds - 6.5%
Fidelity Series Emerging Markets Debt Fund (b)	781,778	6,301,127
Fidelity Series Floating Rate High Income Fund (b)	156,583	1,258,928
Fidelity Series High Income Fund (b)	934,868	7,703,311
Fidelity Series Inflation-Protected Bond Index Fund (b)	2,126,132	21,431,412
Fidelity Series International Credit Fund (b)	56,651	541,583
Fidelity Series Long-Term Treasury Bond Index Fund (b)	2,288,465	24,463,695
Fidelity Series Real Estate Income Fund (b)	494,423	4,163,039
TOTAL BOND FUNDS
(Cost $64,958,269)		65,863,095

Short-Term Funds - 3.6%
Fidelity Cash Central Fund 0.29% (c)	3,846,494	3,847,648
Fidelity Series Government Money Market Fund 0.4% (b)(d)	30,012,201	30,012,201
Fidelity Series Short-Term Credit Fund (b)	205,867	2,033,962
TOTAL SHORT-TERM FUNDS
(Cost $35,905,123)		35,893,811
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,080,796,925)		1,004,411,794
NET OTHER ASSETS (LIABILITIES) - 0.1%		520,763
NET ASSETS - 100%		$1,004,932,557

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	8	June 2020	$337,160	$19,461	$19,461
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	16	June 2020	2,055,760	90,220	90,220
TOTAL FUTURES CONTRACTS					$109,681

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,129,793.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$27,923
Total	$27,923

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$81,090,981	$17,160,027	$29,787,471	$9,367,553	$1,329,269	$(8,733,889)	$61,058,917
Fidelity Advisor Series Growth Opportunities Fund	59,408,997	16,572,125	25,679,970	11,494,357	4,520,985	(15,403,908)	39,418,229
Fidelity Advisor Series Small Cap Fund	36,325,479	5,536,500	9,610,528	1,083,868	(254,811)	(6,051,029)	25,945,611
Fidelity Series All-Sector Equity Fund	37,575,763	7,908,098	13,042,390	4,357,348	(843,647)	(4,823,538)	26,774,286
Fidelity Series Canada Fund	10,594,107	16,594,966	2,223,069	319,126	76,444	(5,232,799)	19,809,649
Fidelity Series Commodity Strategy Fund	27,993,656	24,165,163	8,197,902	655,256	(2,052,324)	(8,487,925)	33,420,668
Fidelity Series Emerging Markets Debt Fund	7,163,841	1,662,225	1,263,323	428,657	(98,531)	(1,163,085)	6,301,127
Fidelity Series Emerging Markets Fund	10,979,648	6,529,531	1,422,434	357,528	(44,272)	(4,261,632)	11,780,841
Fidelity Series Emerging Markets Opportunities Fund	102,421,835	44,500,021	14,661,041	3,528,317	(261,832)	(21,702,474)	110,296,509
Fidelity Series Floating Rate High Income Fund	1,394,196	271,978	215,447	82,765	(5,760)	(186,039)	1,258,928
Fidelity Series Government Money Market Fund 0.4%	8,078,560	41,681,068	19,747,427	200,280	--	--	30,012,201
Fidelity Series High Income Fund	11,909,642	1,505,661	4,619,861	574,050	(148,839)	(943,292)	7,703,311
Fidelity Series Inflation-Protected Bond Index Fund	3,269,858	23,851,417	5,796,353	317,904	12,421	94,069	21,431,412
Fidelity Series International Credit Fund	527,447	33,583	--	33,583	--	(19,447)	541,583
Fidelity Series International Growth Fund	104,879,771	15,528,531	34,192,978	4,444,067	2,301,278	(4,689,319)	83,827,283
Fidelity Series International Small Cap Fund	24,135,150	3,934,408	4,676,635	1,145,633	(224,099)	(3,140,223)	20,028,601
Fidelity Series International Value Fund	98,172,520	25,829,560	25,993,251	4,746,785	(1,571,298)	(21,522,462)	74,915,069
Fidelity Series Investment Grade Bond Fund	7,243,540	3,018,519	10,656,751	135,246	515,700	(121,008)	--
Fidelity Series Large Cap Stock Fund	134,589,392	23,380,244	37,557,914	9,396,380	(387,146)	(20,894,178)	99,130,398
Fidelity Series Large Cap Value Index Fund	14,718,574	2,406,909	3,889,589	933,935	78,380	(2,999,627)	10,314,647
Fidelity Series Long-Term Treasury Bond Index Fund	40,183,907	13,000,544	35,222,332	3,129,007	2,996,954	3,504,622	24,463,695
Fidelity Series Opportunistic Insights Fund	75,302,800	14,502,398	24,418,977	7,303,406	(354,932)	(7,298,055)	57,733,234
Fidelity Series Overseas Fund	--	81,512,728	--	217,366	--	(11,678,049)	69,834,679
Fidelity Series Real Estate Income Fund	5,145,657	932,354	678,448	339,487	(10,420)	(1,226,104)	4,163,039
Fidelity Series Short-Term Credit Fund	2,207,545	1,604,985	1,766,495	64,533	6,190	(18,263)	2,033,962
Fidelity Series Small Cap Opportunities Fund	46,520,436	8,351,863	11,404,468	3,152,400	(317,799)	(10,349,538)	32,800,494
Fidelity Series Stock Selector Large Cap Value Fund	87,997,014	14,550,487	22,803,251	5,594,227	(1,282,738)	(17,273,113)	61,188,399
Fidelity Series Value Discovery Fund	85,952,601	14,578,831	21,390,656	4,082,622	(460,919)	(15,432,276)	63,247,581
	1,125,782,917	431,104,724	370,918,961	77,485,686	3,518,254	(190,052,581)	999,434,353

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$1,129,793	$--	$1,129,793	$--
Domestic Equity Funds	511,032,464	511,032,464	--	--
International Equity Funds	390,492,631	390,492,631	--	--
Bond Funds	65,863,095	65,863,095	--	--
Short-Term Funds	35,893,811	35,893,811	--	--
Total Investments in Securities:	$1,004,411,794	$1,003,282,001	$1,129,793	$--
Derivative Instruments:
Assets
Futures Contracts	$109,681	$109,681	$--	$--
Total Assets	$109,681	$109,681	$--	$--
Total Derivative Instruments:	$109,681	$109,681	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$109,681	$0
Total Equity Risk	109,681	0
Total Value of Derivatives	$109,681	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,128,565)	$1,129,793
Fidelity Central Funds (cost $3,847,511)	3,847,648
Other affiliated issuers (cost $1,075,820,849)	999,434,353
Total Investment in Securities (cost $1,080,796,925)		$1,004,411,794
Segregated cash with brokers for derivative instruments		533,412
Receivable for investments sold		4,279,210
Receivable for fund shares sold		1,162,290
Distributions receivable from Fidelity Central Funds		2,073
Receivable for daily variation margin on futures contracts		171,602
Total assets		1,010,560,381
Liabilities
Payable to custodian bank	$4
Payable for investments purchased	1,912
Payable for fund shares redeemed	4,833,426
Accrued management fee	634,962
Distribution and service plan fees payable	157,520
Total liabilities		5,627,824
Net Assets		$1,004,932,557
Net Assets consist of:
Paid in capital		$1,044,050,245
Total accumulated earnings (loss)		(39,117,688)
Net Assets		$1,004,932,557
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($358,407,493 ÷ 38,019,172 shares)(a)		$9.43
Maximum offering price per share (100/94.25 of $9.43)		$10.01
Class M:
Net Asset Value and redemption price per share ($143,525,506 ÷ 15,330,549 shares)(a)		$9.36
Maximum offering price per share (100/96.50 of $9.36)		$9.70
Class C:
Net Asset Value and offering price per share ($21,456,520 ÷ 2,327,450 shares)(a)		$9.22
Class I:
Net Asset Value, offering price and redemption price per share ($436,294,434 ÷ 45,938,385 shares)		$9.50
Class Z:
Net Asset Value, offering price and redemption price per share ($11,413,567 ÷ 1,209,895 shares)		$9.43
Class Z6:
Net Asset Value, offering price and redemption price per share ($33,835,037 ÷ 3,570,174 shares)		$9.48

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$26,008,158
Interest		11,275
Income from Fidelity Central Funds		27,923
Total income		26,047,356
Expenses
Management fee	$8,780,628
Distribution and service plan fees	2,207,032
Independent trustees' fees and expenses	4,559
Total expenses before reductions	10,992,219
Expense reductions	(24)
Total expenses after reductions		10,992,195
Net investment income (loss)		15,055,161
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,822
Fidelity Central Funds	2
Other affiliated issuers	3,518,254
Futures contracts	3,144,621
Capital gain distributions from underlying funds:
Affiliated issuers	51,477,528
Total net realized gain (loss)		58,144,227
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,228
Fidelity Central Funds	137
Other affiliated issuers	(190,052,581)
Futures contracts	139,658
Total change in net unrealized appreciation (depreciation)		(189,911,558)
Net gain (loss)		(131,767,331)
Net increase (decrease) in net assets resulting from operations		$(116,712,170)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,055,161	$15,894,378
Net realized gain (loss)	58,144,227	96,181,596
Change in net unrealized appreciation (depreciation)	(189,911,558)	(77,826,137)
Net increase (decrease) in net assets resulting from operations	(116,712,170)	34,249,837
Distributions to shareholders	(82,439,055)	(105,626,516)
Share transactions - net increase (decrease)	76,677,887	108,985,768
Total increase (decrease) in net assets	(122,473,338)	37,609,089
Net Assets
Beginning of period	1,127,405,895	1,089,796,806
End of period	$1,004,932,557	$1,127,405,895

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2050 Fund Class A

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.31	$12.17	$11.20	$10.16	$11.06
Income from Investment Operations
Net investment income (loss)A	.13	.16	.09	.13	.13
Net realized and unrealized gain (loss)	(1.21)	.13	1.40	1.39	(.53)
Total from investment operations	(1.08)	.29	1.49	1.52	(.40)
Distributions from net investment income	(.14)	(.18)	(.12)	(.13)	(.14)
Distributions from net realized gain	(.66)	(.97)	(.40)	(.34)	(.36)
Total distributions	(.80)	(1.15)	(.52)	(.48)B	(.50)
Net asset value, end of period	$9.43	$11.31	$12.17	$11.20	$10.16
Total ReturnC,D	(10.58)%	3.08%	13.42%	15.52%	(3.84)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	.99%G	.88%	.25%	.25%
Expenses net of fee waivers, if any	1.00%	.99%G	.88%	.25%	.25%
Expenses net of all reductions	1.00%	.99%G	.88%	.25%	.25%
Net investment income (loss)	1.20%	1.38%	.79%	1.22%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$358,407	$417,583	$418,313	$396,373	$363,199
Portfolio turnover rateF	32%	23%	20%	25%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.48 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.344 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class M

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.24	$12.11	$11.15	$10.12	$11.02
Income from Investment Operations
Net investment income (loss)A	.11	.13	.06	.10	.11
Net realized and unrealized gain (loss)	(1.22)	.13	1.39	1.38	(.54)
Total from investment operations	(1.11)	.26	1.45	1.48	(.43)
Distributions from net investment income	(.11)	(.16)	(.10)	(.11)	(.12)
Distributions from net realized gain	(.65)	(.97)	(.40)	(.34)	(.36)
Total distributions	(.77)B	(1.13)	(.49)C	(.45)	(.47)D
Net asset value, end of period	$9.36	$11.24	$12.11	$11.15	$10.12
Total ReturnE,F	(10.88)%	2.83%	13.16%	15.22%	(4.08)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.25%	1.25%	1.13%	.50%	.50%
Expenses net of fee waivers, if any	1.25%	1.25%	1.13%	.50%	.50%
Expenses net of all reductions	1.25%	1.25%	1.13%	.50%	.50%
Net investment income (loss)	.95%	1.13%	.54%	.97%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$143,526	$172,974	$166,634	$147,601	$127,842
Portfolio turnover rateH	32%	23%	20%	25%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.77 per share is comprised of distributions from net investment income of $.113 and distributions from net realized gain of $.654 per share.

 C Total distributions of $.49 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.398 per share.

 D Total distributions of $.47 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.355 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class C

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.10	$11.98	$11.05	$10.04	$10.95
Income from Investment Operations
Net investment income (loss)A	.05	.07	–B	.05	.06
Net realized and unrealized gain (loss)	(1.20)	.14	1.38	1.37	(.55)
Total from investment operations	(1.15)	.21	1.38	1.42	(.49)
Distributions from net investment income	(.07)	(.11)	(.06)	(.08)	(.08)
Distributions from net realized gain	(.65)	(.97)	(.39)	(.34)	(.34)
Total distributions	(.73)C	(1.09)D	(.45)	(.41)E	(.42)
Net asset value, end of period	$9.22	$11.10	$11.98	$11.05	$10.04
Total ReturnF,G	(11.32)%	2.34%	12.59%	14.73%	(4.67)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.75%	1.74%J	1.63%	1.00%	1.00%
Expenses net of fee waivers, if any	1.75%	1.74%J	1.63%	1.00%	1.00%
Expenses net of all reductions	1.75%	1.74%J	1.63%	1.00%	1.00%
Net investment income (loss)	.45%	.63%	.04%	.47%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$21,457	$26,139	$32,763	$28,268	$24,460
Portfolio turnover rateI	32%	23%	20%	25%	24%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than .005%.

 C Total distributions of $.73 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.654 per share.

 D Total distributions of $1.09 per share is comprised of distributions from net investment income of $.113 and distributions from net realized gain of $.972 per share.

 E Total distributions of $.41 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.339 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of Underlying Funds.

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class I

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.39	$12.25	$11.27	$10.22	$11.13
Income from Investment Operations
Net investment income (loss)A	.16	.19	.12	.16	.16
Net realized and unrealized gain (loss)	(1.22)	.12	1.41	1.39	(.55)
Total from investment operations	(1.06)	.31	1.53	1.55	(.39)
Distributions from net investment income	(.16)	(.20)	(.14)	(.15)	(.16)
Distributions from net realized gain	(.67)	(.97)	(.41)	(.35)	(.36)
Total distributions	(.83)	(1.17)	(.55)	(.50)	(.52)
Net asset value, end of period	$9.50	$11.39	$12.25	$11.27	$10.22
Total ReturnB	(10.37)%	3.30%	13.74%	15.81%	(3.65)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.75%	.75%	.64%	- %E	- %E
Expenses net of fee waivers, if any	.75%	.75%	.64%	-%	-%
Expenses net of all reductions	.75%	.75%	.64%	-%	-%
Net investment income (loss)	1.45%	1.63%	1.03%	1.47%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$436,294	$488,167	$466,677	$357,398	$320,449
Portfolio turnover rateD	32%	23%	20%	25%	24%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 D Amounts do not include the activity of Underlying Funds.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class Z

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.34	$12.34
Income from Investment Operations
Net investment income (loss)B	.17	.28
Net realized and unrealized gain (loss)	(1.22)	(.54)C
Total from investment operations	(1.05)	(.26)
Distributions from net investment income	(.18)	(.25)
Distributions from net realized gain	(.68)	(.49)
Total distributions	(.86)	(.74)
Net asset value, end of period	$9.43	$11.34
Total ReturnD,E	(10.33)%	(1.34)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H	.65%H,I
Expenses net of fee waivers, if any	.65%H	.65%H,I
Expenses net of all reductions	.65%H	.65%H,I
Net investment income (loss)	1.55%	5.18%I
Supplemental Data
Net assets, end of period (000 omitted)	$11,414	$650
Portfolio turnover rateG	32%	23%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class Z6

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.37	$12.24	$11.59
Income from Investment Operations
Net investment income (loss)B	.19	.22	.23
Net realized and unrealized gain (loss)	(1.22)	.12	.83
Total from investment operations	(1.03)	.34	1.06
Distributions from net investment income	(.18)	(.24)	(.17)
Distributions from net realized gain	(.68)	(.97)	(.24)
Total distributions	(.86)	(1.21)	(.41)
Net asset value, end of period	$9.48	$11.37	$12.24
Total ReturnC,D	(10.14)%	3.55%	9.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%	.50%G	.51%G,H
Expenses net of fee waivers, if any	.49%	.50%G	.51%G,H
Expenses net of all reductions	.49%	.50%G	.51%G,H
Net investment income (loss)	1.70%	1.88%	2.27%H
Supplemental Data
Net assets, end of period (000 omitted)	$33,835	$21,893	$5,410
Portfolio turnover rateF	32%	23%	20%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	11.0
Fidelity Series Large Cap Stock Fund	9.9
Fidelity Series International Growth Fund	8.3
Fidelity Series International Value Fund	7.5
Fidelity Series Overseas Fund	6.9
Fidelity Series Value Discovery Fund	6.3
Fidelity Series Stock Selector Large Cap Value Fund	6.1
Fidelity Advisor Series Equity Growth Fund	6.1
Fidelity Series Opportunistic Insights Fund	5.7
Fidelity Advisor Series Growth Opportunities Fund	3.9
71.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	50.8%
International Equity Funds	38.9%
Bond Funds	6.5%
Short-Term Funds	3.6%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2055 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.36% to 1.39% 5/28/20 to 6/4/20 (a)
(Cost $619,201)	620,000	619,886
	Shares	Value

Domestic Equity Funds - 50.8%
Fidelity Advisor Series Equity Growth Fund (b)	2,878,166	$35,430,218
Fidelity Advisor Series Growth Opportunities Fund (b)	2,080,978	22,869,943
Fidelity Advisor Series Small Cap Fund (b)	1,798,432	15,070,858
Fidelity Series All-Sector Equity Fund (b)	1,982,636	15,543,866
Fidelity Series Commodity Strategy Fund (b)	5,324,791	19,435,487
Fidelity Series Large Cap Stock Fund (b)	4,801,774	57,573,265
Fidelity Series Large Cap Value Index Fund (b)	626,039	6,016,237
Fidelity Series Opportunistic Insights Fund (b)	2,187,006	33,504,927
Fidelity Series Small Cap Opportunities Fund (b)	1,878,105	19,062,767
Fidelity Series Stock Selector Large Cap Value Fund (b)	3,959,793	35,558,943
Fidelity Series Value Discovery Fund (b)	3,699,041	36,731,477
TOTAL DOMESTIC EQUITY FUNDS
(Cost $349,708,703)		296,797,988

International Equity Funds - 38.9%
Fidelity Series Canada Fund (b)	1,386,685	11,495,621
Fidelity Series Emerging Markets Fund (b)	967,314	6,848,582
Fidelity Series Emerging Markets Opportunities Fund (b)	4,117,168	64,104,304
Fidelity Series International Growth Fund (b)	3,366,280	48,743,741
Fidelity Series International Small Cap Fund (b)	871,426	11,650,965
Fidelity Series International Value Fund (b)	6,107,587	43,608,174
Fidelity Series Overseas Fund (b)	4,673,597	40,426,611
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $259,044,013)		226,877,998

Bond Funds - 6.5%
Fidelity Series Emerging Markets Debt Fund (b)	454,886	3,666,378
Fidelity Series Floating Rate High Income Fund (b)	91,822	738,252
Fidelity Series High Income Fund (b)	542,728	4,472,076
Fidelity Series Inflation-Protected Bond Index Fund (b)	1,235,045	12,449,254
Fidelity Series International Credit Fund (b)	25,874	247,355
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,329,267	14,209,861
Fidelity Series Real Estate Income Fund (b)	287,330	2,419,316
TOTAL BOND FUNDS
(Cost $37,478,423)		38,202,492

Short-Term Funds - 3.6%
Fidelity Cash Central Fund 0.29% (c)	2,201,827	2,202,488
Fidelity Series Government Money Market Fund 0.4% (b)(d)	17,416,116	17,416,116
Fidelity Series Short-Term Credit Fund (b)	123,903	1,224,166
TOTAL SHORT-TERM FUNDS
(Cost $20,847,570)		20,842,770
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $667,697,910)		583,341,134
NET OTHER ASSETS (LIABILITIES) - 0.1%		326,540
NET ASSETS - 100%		$583,667,674

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	3	June 2020	$126,435	$7,298	$7,298
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	9	June 2020	1,156,365	50,749	50,749
TOTAL FUTURES CONTRACTS					$58,047

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $619,886.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,533
Total	$16,533

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$45,302,936	$12,994,041	$18,576,597	$5,516,800	$406,262	$(4,696,424)	$35,430,218
Fidelity Advisor Series Growth Opportunities Fund	33,095,188	11,724,465	15,619,963	6,766,977	1,258,735	(7,588,482)	22,869,943
Fidelity Advisor Series Small Cap Fund	20,365,537	4,632,940	6,348,384	638,204	(153,105)	(3,426,130)	15,070,858
Fidelity Series All-Sector Equity Fund	20,964,257	5,933,036	8,114,628	2,532,952	(1,082,141)	(2,156,658)	15,543,866
Fidelity Series Canada Fund	5,930,475	10,803,029	2,284,597	187,461	110,186	(3,063,472)	11,495,621
Fidelity Series Commodity Strategy Fund	15,655,481	15,543,108	5,765,175	382,239	(756,931)	(5,240,996)	19,435,487
Fidelity Series Emerging Markets Debt Fund	3,859,937	1,439,954	906,921	241,418	(70,799)	(655,793)	3,666,378
Fidelity Series Emerging Markets Fund	6,119,139	4,413,420	1,228,899	210,009	(16,109)	(2,438,969)	6,848,582
Fidelity Series Emerging Markets Opportunities Fund	57,109,129	31,475,999	12,087,339	2,072,492	207,954	(12,601,439)	64,104,304
Fidelity Series Floating Rate High Income Fund	780,983	234,057	166,141	48,130	(2,450)	(108,197)	738,252
Fidelity Series Government Money Market Fund 0.4%	4,523,020	24,295,498	11,402,402	115,345	--	--	17,416,116
Fidelity Series High Income Fund	6,674,782	1,243,975	2,831,805	326,708	(94,055)	(520,821)	4,472,076
Fidelity Series Inflation-Protected Bond Index Fund	1,824,747	14,558,391	3,994,551	187,161	4,708	55,959	12,449,254
Fidelity Series International Credit Fund	240,898	15,339	--	15,338	--	(8,882)	247,355
Fidelity Series International Growth Fund	58,492,128	13,387,250	21,834,235	2,607,386	752,419	(2,053,821)	48,743,741
Fidelity Series International Small Cap Fund	13,484,922	3,433,139	3,398,871	674,541	(43,589)	(1,824,636)	11,650,965
Fidelity Series International Value Fund	54,811,158	19,288,859	17,362,121	2,784,387	(1,058,249)	(12,071,473)	43,608,174
Fidelity Series Investment Grade Bond Fund	3,708,923	2,214,418	6,149,953	77,311	268,229	(41,617)	--
Fidelity Series Large Cap Stock Fund	75,072,540	18,704,506	24,201,624	5,434,202	(209,846)	(11,792,311)	57,573,265
Fidelity Series Large Cap Value Index Fund	8,213,907	2,009,917	2,527,663	546,990	44,065	(1,723,989)	6,016,237
Fidelity Series Long-Term Treasury Bond Index Fund	22,426,236	9,004,922	20,907,291	1,827,138	1,643,554	2,042,440	14,209,861
Fidelity Series Opportunistic Insights Fund	42,072,080	11,234,196	15,401,081	4,266,034	(237,688)	(4,162,580)	33,504,927
Fidelity Series Overseas Fund	--	47,033,052	--	127,769	--	(6,606,441)	40,426,611
Fidelity Series Real Estate Income Fund	2,873,463	779,806	522,541	197,238	(1,180)	(710,232)	2,419,316
Fidelity Series Short-Term Credit Fund	1,246,968	1,048,708	1,064,424	37,544	3,697	(10,783)	1,224,166
Fidelity Series Small Cap Opportunities Fund	26,045,702	6,635,769	7,542,173	1,831,393	(135,421)	(5,941,110)	19,062,767
Fidelity Series Stock Selector Large Cap Value Fund	49,107,421	11,908,430	14,850,847	3,265,706	(682,034)	(9,924,027)	35,558,943
Fidelity Series Value Discovery Fund	47,948,861	11,765,621	13,941,493	2,386,754	(129,706)	(8,911,806)	36,731,477
	627,950,818	297,755,845	239,031,719	45,305,627	26,506	(106,182,690)	580,518,760

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$619,886	$--	$619,886	$--
Domestic Equity Funds	296,797,988	296,797,988	--	--
International Equity Funds	226,877,998	226,877,998	--	--
Bond Funds	38,202,492	38,202,492	--	--
Short-Term Funds	20,842,770	20,842,770	--	--
Total Investments in Securities:	$583,341,134	$582,721,248	$619,886	$--
Derivative Instruments:
Assets
Futures Contracts	$58,047	$58,047	$--	$--
Total Assets	$58,047	$58,047	$--	$--
Total Derivative Instruments:	$58,047	$58,047	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$58,047	$0
Total Equity Risk	58,047	0
Total Value of Derivatives	$58,047	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $619,201)	$619,886
Fidelity Central Funds (cost $2,202,406)	2,202,488
Other affiliated issuers (cost $664,876,303)	580,518,760
Total Investment in Securities (cost $667,697,910)		$583,341,134
Segregated cash with brokers for derivative instruments		326,762
Receivable for investments sold		447,093
Receivable for fund shares sold		882,432
Distributions receivable from Fidelity Central Funds		1,198
Receivable for daily variation margin on futures contracts		96,586
Total assets		585,095,205
Liabilities
Payable for investments purchased	$402,524
Payable for fund shares redeemed	578,830
Accrued management fee	364,121
Distribution and service plan fees payable	82,056
Total liabilities		1,427,531
Net Assets		$583,667,674
Net Assets consist of:
Paid in capital		$648,097,588
Total accumulated earnings (loss)		(64,429,914)
Net Assets		$583,667,674
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($196,016,454 ÷ 18,619,742 shares)(a)		$10.53
Maximum offering price per share (100/94.25 of $10.53)		$11.17
Class M:
Net Asset Value and redemption price per share ($74,903,790 ÷ 7,163,806 shares)(a)		$10.46
Maximum offering price per share (100/96.50 of $10.46)		$10.84
Class C:
Net Asset Value and offering price per share ($9,927,598 ÷ 956,756 shares)(a)		$10.38
Class I:
Net Asset Value, offering price and redemption price per share ($273,146,832 ÷ 25,832,892 shares)		$10.57
Class Z:
Net Asset Value, offering price and redemption price per share ($5,767,174 ÷ 549,355 shares)		$10.50
Class Z6:
Net Asset Value, offering price and redemption price per share ($23,905,826 ÷ 2,265,557 shares)		$10.55

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$15,178,285
Interest		6,888
Income from Fidelity Central Funds		16,533
Total income		15,201,706
Expenses
Management fee	$5,050,734
Distribution and service plan fees	1,119,105
Independent trustees' fees and expenses	2,614
Total expenses before reductions	6,172,453
Expense reductions	(85)
Total expenses after reductions		6,172,368
Net investment income (loss)		9,029,338
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,256
Fidelity Central Funds	2
Other affiliated issuers	26,506
Futures contracts	1,789,172
Capital gain distributions from underlying funds:
Affiliated issuers	30,127,342
Total net realized gain (loss)		31,945,278
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	675
Fidelity Central Funds	82
Other affiliated issuers	(106,182,690)
Futures contracts	78,293
Total change in net unrealized appreciation (depreciation)		(106,103,640)
Net gain (loss)		(74,158,362)
Net increase (decrease) in net assets resulting from operations		$(65,129,024)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,029,338	$8,808,490
Net realized gain (loss)	31,945,278	46,472,911
Change in net unrealized appreciation (depreciation)	(106,103,640)	(36,732,486)
Net increase (decrease) in net assets resulting from operations	(65,129,024)	18,548,915
Distributions to shareholders	(44,853,483)	(49,941,562)
Share transactions - net increase (decrease)	64,611,189	114,273,357
Total increase (decrease) in net assets	(45,371,318)	82,880,710
Net Assets
Beginning of period	629,038,992	546,158,282
End of period	$583,667,674	$629,038,992

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2055 Fund Class A

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.58	$13.37	$12.19	$11.02	$11.92
Income from Investment Operations
Net investment income (loss)A	.15	.18	.11	.14	.15
Net realized and unrealized gain (loss)	(1.36)	.15	1.51	1.51	(.59)
Total from investment operations	(1.21)	.33	1.62	1.65	(.44)
Distributions from net investment income	(.15)	(.19)	(.13)	(.14)	(.14)
Distributions from net realized gain	(.69)	(.93)	(.32)	(.34)	(.31)
Total distributions	(.84)	(1.12)	(.44)B	(.48)	(.46)C
Net asset value, end of period	$10.53	$12.58	$13.37	$12.19	$11.02
Total ReturnD,E	(10.57)%	3.08%	13.40%	15.49%	(3.89)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%	.99%H	.88%	.25%	.25%
Expenses net of fee waivers, if any	1.00%	.99%H	.88%	.25%	.25%
Expenses net of all reductions	1.00%	.99%H	.88%	.25%	.25%
Net investment income (loss)	1.23%	1.41%	.81%	1.24%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$196,016	$212,428	$209,824	$170,352	$130,309
Portfolio turnover rateG	35%	27%	18%	24%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.317 per share.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.314 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class M

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.51	$13.31	$12.14	$10.98	$11.88
Income from Investment Operations
Net investment income (loss)A	.12	.15	.07	.11	.12
Net realized and unrealized gain (loss)	(1.36)	.15	1.52	1.51	(.59)
Total from investment operations	(1.24)	.30	1.59	1.62	(.47)
Distributions from net investment income	(.13)	(.18)	(.11)	(.12)	(.12)
Distributions from net realized gain	(.68)	(.93)	(.31)	(.34)	(.31)
Total distributions	(.81)	(1.10)B	(.42)	(.46)	(.43)
Net asset value, end of period	$10.46	$12.51	$13.31	$12.14	$10.98
Total ReturnC,D	(10.83)%	2.86%	13.15%	15.27%	(4.11)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.25%	1.25%	1.14%	.50%	.50%
Expenses net of fee waivers, if any	1.25%	1.25%	1.14%	.50%	.50%
Expenses net of all reductions	1.25%	1.25%	1.14%	.50%	.50%
Net investment income (loss)	.98%	1.16%	.56%	.99%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$74,904	$83,858	$73,101	$58,052	$41,956
Portfolio turnover rateF	35%	27%	18%	24%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.10 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.927 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class C

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.44	$13.26	$12.11	$10.98	$11.88
Income from Investment Operations
Net investment income (loss)A	.06	.08	.01	.06	.06
Net realized and unrealized gain (loss)	(1.36)	.16	1.51	1.49	(.58)
Total from investment operations	(1.30)	.24	1.52	1.55	(.52)
Distributions from net investment income	(.09)	(.13)	(.06)	(.08)	(.08)
Distributions from net realized gain	(.68)	(.93)	(.31)	(.34)	(.30)
Total distributions	(.76)B	(1.06)	(.37)	(.42)	(.38)
Net asset value, end of period	$10.38	$12.44	$13.26	$12.11	$10.98
Total ReturnC,D	(11.29)%	2.32%	12.62%	14.62%	(4.53)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.75%	1.74%G	1.64%	1.00%	1.00%
Expenses net of fee waivers, if any	1.75%	1.74%G	1.64%	1.00%	1.00%
Expenses net of all reductions	1.75%	1.74%G	1.64%	1.00%	1.00%
Net investment income (loss)	.48%	.66%	.05%	.49%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$9,928	$10,991	$10,685	$8,529	$5,671
Portfolio turnover rateF	35%	27%	18%	24%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.76 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.679 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class I

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.64	$13.43	$12.24	$11.06	$11.96
Income from Investment Operations
Net investment income (loss)A	.19	.21	.14	.17	.18
Net realized and unrealized gain (loss)	(1.39)	.15	1.53	1.51	(.60)
Total from investment operations	(1.20)	.36	1.67	1.68	(.42)
Distributions from net investment income	(.18)	(.22)	(.16)	(.16)	(.17)
Distributions from net realized gain	(.70)	(.93)	(.32)	(.34)	(.31)
Total distributions	(.87)B	(1.15)	(.48)	(.50)	(.48)
Net asset value, end of period	$10.57	$12.64	$13.43	$12.24	$11.06
Total ReturnC	(10.45)%	3.34%	13.74%	15.81%	(3.64)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%	.75%	.64%	- %F	- %F
Expenses net of fee waivers, if any	.75%	.75%	.64%	-%	-%
Expenses net of all reductions	.75%	.75%	.64%	-%	-%
Net investment income (loss)	1.48%	1.66%	1.05%	1.49%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$273,147	$308,366	$249,432	$165,720	$119,597
Portfolio turnover rateE	35%	27%	18%	24%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.87 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.696 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class Z

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.58	$13.57
Income from Investment Operations
Net investment income (loss)B	.20	.38
Net realized and unrealized gain (loss)	(1.36)	(.65)C
Total from investment operations	(1.16)	(.27)
Distributions from net investment income	(.20)	(.28)
Distributions from net realized gain	(.71)	(.43)
Total distributions	(.92)D	(.72)E
Net asset value, end of period	$10.50	$12.58
Total ReturnF,G	(10.28)%	(1.35)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.65%J	.65%J,K
Expenses net of fee waivers, if any	.65%J	.65%J,K
Expenses net of all reductions	.65%J	.65%J,K
Net investment income (loss)	1.58%	6.29%K
Supplemental Data
Net assets, end of period (000 omitted)	$5,767	$428
Portfolio turnover rateI	35%	27%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.92 per share is comprised of distributions from net investment income of $.204 and distributions from net realized gain of $.714 per share.

 E Total distributions of $.72 per share is comprised of distributions from net investment income of $.281 and distributions from net realized gain of $.434 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of Underlying Funds.

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class Z6

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.62	$13.42	$12.63
Income from Investment Operations
Net investment income (loss)B	.22	.24	.47
Net realized and unrealized gain (loss)	(1.38)	.15	.69
Total from investment operations	(1.16)	.39	1.16
Distributions from net investment income	(.21)	(.26)	(.19)
Distributions from net realized gain	(.71)	(.93)	(.18)
Total distributions	(.91)C	(1.19)	(.37)
Net asset value, end of period	$10.55	$12.62	$13.42
Total ReturnD,E	(10.22)%	3.59%	9.16%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%	.50%H	.50%H,I
Expenses net of fee waivers, if any	.49%	.50%H	.50%H,I
Expenses net of all reductions	.49%	.50%H	.50%H,I
Net investment income (loss)	1.73%	1.91%	4.26%I
Supplemental Data
Net assets, end of period (000 omitted)	$23,906	$12,968	$3,116
Portfolio turnover rateG	35%	27%	18%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.91 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.705 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	11.0
Fidelity Series Large Cap Stock Fund	9.9
Fidelity Series International Growth Fund	8.3
Fidelity Series International Value Fund	7.5
Fidelity Series Overseas Fund	6.9
Fidelity Series Value Discovery Fund	6.3
Fidelity Series Stock Selector Large Cap Value Fund	6.1
Fidelity Advisor Series Equity Growth Fund	6.1
Fidelity Series Opportunistic Insights Fund	5.7
Fidelity Advisor Series Growth Opportunities Fund	3.9
71.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	50.8%
International Equity Funds	38.9%
Bond Funds	6.5%
Short-Term Funds	3.6%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2060 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.36% to 1.39% 5/28/20 to 6/4/20 (a)
(Cost $199,748)	200,000	199,963
	Shares	Value

Domestic Equity Funds - 50.8%
Fidelity Advisor Series Equity Growth Fund (b)	919,685	$11,321,317
Fidelity Advisor Series Growth Opportunities Fund (b)	664,753	7,305,630
Fidelity Advisor Series Small Cap Fund (b)	576,034	4,827,166
Fidelity Series All-Sector Equity Fund (b)	633,745	4,968,557
Fidelity Series Commodity Strategy Fund (b)	1,703,082	6,216,251
Fidelity Series Large Cap Stock Fund (b)	1,535,991	18,416,531
Fidelity Series Large Cap Value Index Fund (b)	199,551	1,917,689
Fidelity Series Opportunistic Insights Fund (b)	698,903	10,707,192
Fidelity Series Small Cap Opportunities Fund (b)	601,217	6,102,355
Fidelity Series Stock Selector Large Cap Value Fund (b)	1,267,512	11,382,253
Fidelity Series Value Discovery Fund (b)	1,182,912	11,746,321
TOTAL DOMESTIC EQUITY FUNDS
(Cost $117,666,110)		94,911,262

International Equity Funds - 38.9%
Fidelity Series Canada Fund (b)	447,338	3,708,429
Fidelity Series Emerging Markets Fund (b)	310,223	2,196,379
Fidelity Series Emerging Markets Opportunities Fund (b)	1,317,053	20,506,511
Fidelity Series International Growth Fund (b)	1,073,186	15,539,738
Fidelity Series International Small Cap Fund (b)	277,950	3,716,187
Fidelity Series International Value Fund (b)	1,954,960	13,958,416
Fidelity Series Overseas Fund (b)	1,496,224	12,942,340
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $85,945,112)		72,568,000

Bond Funds - 6.5%
Fidelity Series Emerging Markets Debt Fund (b)	145,425	1,172,125
Fidelity Series Floating Rate High Income Fund (b)	31,485	253,138
Fidelity Series High Income Fund (b)	173,558	1,430,114
Fidelity Series Inflation-Protected Bond Index Fund (b)	394,871	3,980,302
Fidelity Series International Credit Fund (b)	3,443	32,917
Fidelity Series Long-Term Treasury Bond Index Fund (b)	424,991	4,543,154
Fidelity Series Real Estate Income Fund (b)	94,594	796,485
TOTAL BOND FUNDS
(Cost $11,949,049)		12,208,235

Short-Term Funds - 3.6%
Fidelity Cash Central Fund 0.29% (c)	698,142	698,351
Fidelity Series Government Money Market Fund 0.4% (b)(d)	5,554,313	5,554,313
Fidelity Series Short-Term Credit Fund (b)	41,423	409,257
TOTAL SHORT-TERM FUNDS
(Cost $6,663,252)		6,661,921
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $222,423,271)		186,549,381
NET OTHER ASSETS (LIABILITIES) - 0.1%		109,071
NET ASSETS - 100%		$186,658,452

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1	June 2020	$42,145	$2,433	$2,433
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	4	June 2020	513,940	22,555	22,555
TOTAL FUTURES CONTRACTS					$24,988

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $199,963.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,961
Total	$3,961

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$10,807,476	$6,579,067	$4,574,995	$1,571,521	$(25,102)	$(1,465,129)	$11,321,317
Fidelity Advisor Series Growth Opportunities Fund	7,827,409	5,245,670	3,774,763	1,924,280	(12,335)	(1,980,351)	7,305,630
Fidelity Advisor Series Small Cap Fund	4,893,239	2,682,188	1,531,657	181,405	(41,879)	(1,174,725)	4,827,166
Fidelity Series All-Sector Equity Fund	4,970,143	3,034,129	1,930,759	749,859	(110,165)	(994,791)	4,968,557
Fidelity Series Canada Fund	1,414,595	3,618,502	378,328	53,182	5,381	(951,721)	3,708,429
Fidelity Series Commodity Strategy Fund	3,728,027	5,799,668	1,458,995	105,670	(151,503)	(1,700,946)	6,216,251
Fidelity Series Emerging Markets Debt Fund	890,104	736,919	225,792	66,111	(17,196)	(211,910)	1,172,125
Fidelity Series Emerging Markets Fund	1,454,460	1,772,268	267,731	59,505	(11,854)	(750,764)	2,196,379
Fidelity Series Emerging Markets Opportunities Fund	13,552,589	13,785,884	2,689,135	587,290	(1,875)	(4,140,952)	20,506,511
Fidelity Series Floating Rate High Income Fund	188,363	138,715	36,559	13,783	(333)	(37,048)	253,138
Fidelity Series Government Money Market Fund 0.4%	1,076,148	7,571,157	3,092,992	31,345	--	--	5,554,313
Fidelity Series High Income Fund	1,586,541	704,713	662,423	89,774	(15,650)	(183,067)	1,430,114
Fidelity Series Inflation-Protected Bond Index Fund	434,037	4,604,716	1,073,850	53,532	1,616	13,783	3,980,302
Fidelity Series International Credit Fund	32,058	2,041	--	2,041	--	(1,182)	32,917
Fidelity Series International Growth Fund	13,921,466	7,920,190	5,442,015	733,568	(26,982)	(832,921)	15,539,738
Fidelity Series International Small Cap Fund	3,214,565	2,031,631	870,719	192,586	(49,430)	(609,860)	3,716,187
Fidelity Series International Value Fund	13,068,231	9,463,254	4,310,308	787,783	(92,994)	(4,169,767)	13,958,416
Fidelity Series Investment Grade Bond Fund	856,998	733,615	1,649,306	19,935	70,263	(11,570)	--
Fidelity Series Large Cap Stock Fund	17,896,860	10,290,395	5,813,452	1,456,984	(81,067)	(3,876,205)	18,416,531
Fidelity Series Large Cap Value Index Fund	1,956,244	1,118,779	606,432	157,389	(1,403)	(549,499)	1,917,689
Fidelity Series Long-Term Treasury Bond Index Fund	5,345,055	3,760,750	5,643,898	510,725	393,751	687,496	4,543,154
Fidelity Series Opportunistic Insights Fund	10,027,695	5,924,368	3,714,650	1,229,656	(45,502)	(1,484,719)	10,707,192
Fidelity Series Overseas Fund	--	15,071,871	--	36,173	--	(2,129,531)	12,942,340
Fidelity Series Real Estate Income Fund	701,595	446,602	115,046	55,144	(2,642)	(234,024)	796,485
Fidelity Series Short-Term Credit Fund	296,330	384,725	268,502	10,364	261	(3,557)	409,257
Fidelity Series Small Cap Opportunities Fund	6,242,123	3,571,987	1,776,377	500,177	(40,075)	(1,895,303)	6,102,355
Fidelity Series Stock Selector Large Cap Value Fund	11,694,360	6,745,419	3,543,341	952,103	(157,745)	(3,356,440)	11,382,253
Fidelity Series Value Discovery Fund	11,424,896	6,643,803	3,320,171	691,772	(57,538)	(2,944,669)	11,746,321
	149,501,607	130,383,026	58,772,196	12,823,657	(471,998)	(34,989,372)	185,651,067

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$199,963	$--	$199,963	$--
Domestic Equity Funds	94,911,262	94,911,262	--	--
International Equity Funds	72,568,000	72,568,000	--	--
Bond Funds	12,208,235	12,208,235	--	--
Short-Term Funds	6,661,921	6,661,921	--	--
Total Investments in Securities:	$186,549,381	$186,349,418	$199,963	$--
Derivative Instruments:
Assets
Futures Contracts	$24,988	$24,988	$--	$--
Total Assets	$24,988	$24,988	$--	$--
Total Derivative Instruments:	$24,988	$24,988	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$24,988	$0
Total Equity Risk	24,988	0
Total Value of Derivatives	$24,988	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $199,748)	$199,963
Fidelity Central Funds (cost $698,326)	698,351
Other affiliated issuers (cost $221,525,197)	185,651,067
Total Investment in Securities (cost $222,423,271)		$186,549,381
Segregated cash with brokers for derivative instruments		107,520
Receivable for investments sold		156,968
Receivable for fund shares sold		497,381
Distributions receivable from Fidelity Central Funds		377
Receivable for daily variation margin on futures contracts		32,765
Total assets		187,344,392
Liabilities
Payable to custodian bank	$3
Payable for investments purchased	244,095
Payable for fund shares redeemed	300,126
Accrued management fee	115,357
Distribution and service plan fees payable	26,359
Total liabilities		685,940
Net Assets		$186,658,452
Net Assets consist of:
Paid in capital		$217,568,798
Total accumulated earnings (loss)		(30,910,346)
Net Assets		$186,658,452
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($65,791,988 ÷ 6,931,204 shares)(a)		$9.49
Maximum offering price per share (100/94.25 of $9.49)		$10.07
Class M:
Net Asset Value and redemption price per share ($21,679,869 ÷ 2,288,143 shares)(a)		$9.47
Maximum offering price per share (100/96.50 of $9.47)		$9.81
Class C:
Net Asset Value and offering price per share ($4,022,304 ÷ 425,279 shares)(a)		$9.46
Class I:
Net Asset Value, offering price and redemption price per share ($87,182,079 ÷ 9,142,866 shares)		$9.54
Class Z:
Net Asset Value, offering price and redemption price per share ($1,514,328 ÷ 159,552 shares)		$9.49
Class Z6:
Net Asset Value, offering price and redemption price per share ($6,467,884 ÷ 678,524 shares)		$9.53

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$4,236,763
Interest		1,878
Income from Fidelity Central Funds		3,961
Total income		4,242,602
Expenses
Management fee	$1,397,360
Distribution and service plan fees	325,607
Independent trustees' fees and expenses	699
Total expenses before reductions	1,723,666
Expense reductions	(215)
Total expenses after reductions		1,723,451
Net investment income (loss)		2,519,151
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	487
Affiliated issuers	(471,998)
Futures contracts	502,469
Capital gain distributions from underlying funds:
Affiliated issuers	8,586,894
Total net realized gain (loss)		8,617,852
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	213
Fidelity Central Funds	25
Other affiliated issuers	(34,989,372)
Futures contracts	39,491
Total change in net unrealized appreciation (depreciation)		(34,949,643)
Net gain (loss)		(26,331,791)
Net increase (decrease) in net assets resulting from operations		$(23,812,640)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,519,151	$1,896,856
Net realized gain (loss)	8,617,852	9,063,496
Change in net unrealized appreciation (depreciation)	(34,949,643)	(6,613,719)
Net increase (decrease) in net assets resulting from operations	(23,812,640)	4,346,633
Distributions to shareholders	(11,164,327)	(8,781,108)
Share transactions - net increase (decrease)	71,887,699	56,756,059
Total increase (decrease) in net assets	36,910,732	52,321,584
Net Assets
Beginning of period	149,747,720	97,426,136
End of period	$186,658,452	$149,747,720

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2060 Fund Class A

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.31	$11.86	$10.76	$9.62	$10.34
Income from Investment Operations
Net investment income (loss)A	.14	.17	.10	.13	.12
Net realized and unrealized gain (loss)	(1.24)	.13	1.34	1.33	(.51)
Total from investment operations	(1.10)	.30	1.44	1.46	(.39)
Distributions from net investment income	(.14)	(.17)	(.11)	(.12)	(.11)
Distributions from net realized gain	(.58)	(.68)	(.23)	(.20)	(.22)
Total distributions	(.72)	(.85)	(.34)	(.32)	(.33)
Net asset value, end of period	$9.49	$11.31	$11.86	$10.76	$9.62
Total ReturnB,C	(10.65)%	3.09%	13.44%	15.55%	(3.89)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.00%	.91%	.25%	.25%
Expenses net of fee waivers, if any	1.00%	1.00%	.91%	.25%	.25%
Expenses net of all reductions	1.00%	1.00%	.91%	.25%	.25%
Net investment income (loss)	1.25%	1.48%	.84%	1.30%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$65,792	$55,732	$37,880	$18,482	$9,058
Portfolio turnover rateE	31%	27%	16%	32%	64%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class M

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.29	$11.85	$10.77	$9.63	$10.33
Income from Investment Operations
Net investment income (loss)A	.11	.14	.07	.11	.10
Net realized and unrealized gain (loss)	(1.23)	.14	1.33	1.33	(.51)
Total from investment operations	(1.12)	.28	1.40	1.44	(.41)
Distributions from net investment income	(.12)	(.16)	(.10)	(.10)	(.08)
Distributions from net realized gain	(.58)	(.68)	(.22)	(.20)	(.21)
Total distributions	(.70)	(.84)	(.32)	(.30)	(.29)
Net asset value, end of period	$9.47	$11.29	$11.85	$10.77	$9.63
Total ReturnB,C	(10.87)%	2.82%	13.04%	15.29%	(4.09)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.25%	1.25%	1.16%	.50%	.50%
Expenses net of fee waivers, if any	1.25%	1.25%	1.16%	.50%	.50%
Expenses net of all reductions	1.25%	1.25%	1.16%	.50%	.50%
Net investment income (loss)	1.00%	1.23%	.59%	1.05%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$21,680	$19,070	$12,628	$5,719	$3,189
Portfolio turnover rateE	31%	27%	16%	32%	64%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class C

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.29	$11.87	$10.81	$9.68	$10.31
Income from Investment Operations
Net investment income (loss)A	.06	.08	.01	.06	.05
Net realized and unrealized gain (loss)	(1.24)	.14	1.34	1.33	(.51)
Total from investment operations	(1.18)	.22	1.35	1.39	(.46)
Distributions from net investment income	(.08)	(.12)	(.07)	(.06)	–
Distributions from net realized gain	(.57)	(.68)	(.22)	(.20)	(.17)
Total distributions	(.65)	(.80)	(.29)	(.26)	(.17)
Net asset value, end of period	$9.46	$11.29	$11.87	$10.81	$9.68
Total ReturnB,C	(11.27)%	2.33%	12.53%	14.65%	(4.60)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.75%	1.75%	1.66%	1.00%	.99%
Expenses net of fee waivers, if any	1.75%	1.75%	1.66%	1.00%	.99%
Expenses net of all reductions	1.75%	1.75%	1.66%	1.00%	.99%
Net investment income (loss)	.50%	.72%	.09%	.55%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$4,022	$3,723	$2,604	$1,209	$1,292
Portfolio turnover rateE	31%	27%	16%	32%	64%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class I

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.36	$11.90	$10.80	$9.65	$10.35
Income from Investment Operations
Net investment income (loss)A	.17	.20	.13	.16	.15
Net realized and unrealized gain (loss)	(1.24)	.13	1.33	1.33	(.50)
Total from investment operations	(1.07)	.33	1.46	1.49	(.35)
Distributions from net investment income	(.16)	(.20)	(.13)	(.13)	(.12)
Distributions from net realized gain	(.59)	(.68)	(.23)	(.20)	(.23)
Total distributions	(.75)	(.87)B	(.36)	(.34)C	(.35)
Net asset value, end of period	$9.54	$11.36	$11.90	$10.80	$9.65
Total ReturnD	(10.38)%	3.38%	13.63%	15.82%	(3.54)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%	.75%	.66%	- %G	- %G
Expenses net of fee waivers, if any	.75%	.75%	.66%	-%	-%
Expenses net of all reductions	.75%	.75%	.66%	-%	-%
Net investment income (loss)	1.50%	1.73%	1.09%	1.55%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$87,182	$68,445	$43,513	$18,162	$5,845
Portfolio turnover rateF	31%	27%	16%	32%	64%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.87 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.679 per share.

 C Total distributions of $.34 per share is comprised of distributions from net investment income of $.132 and distributions from net realized gain of $.204 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class Z

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.32	$12.10
Income from Investment Operations
Net investment income (loss)B	.18	.23
Net realized and unrealized gain (loss)	(1.23)	(.46)C
Total from investment operations	(1.05)	(.23)
Distributions from net investment income	(.18)	(.24)
Distributions from net realized gain	(.60)	(.31)
Total distributions	(.78)	(.55)
Net asset value, end of period	$9.49	$11.32
Total ReturnD,E	(10.32)%	(1.34)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H	.64%H,I
Expenses net of fee waivers, if any	.65%H	.64%H,I
Expenses net of all reductions	.65%H	.64%H,I
Net investment income (loss)	1.60%	4.28%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,514	$284
Portfolio turnover rateG	31%	27%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class Z6

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.36	$11.90	$11.16
Income from Investment Operations
Net investment income (loss)B	.20	.23	.33
Net realized and unrealized gain (loss)	(1.25)	.13	.69
Total from investment operations	(1.05)	.36	1.02
Distributions from net investment income	(.19)	(.22)	(.16)
Distributions from net realized gain	(.60)	(.68)	(.13)
Total distributions	(.78)C	(.90)	(.28)D
Net asset value, end of period	$9.53	$11.36	$11.90
Total ReturnE,F	(10.24)%	3.63%	9.14%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%I	.50%I	.50%I,J
Expenses net of fee waivers, if any	.50%I	.50%I	.50%I,J
Expenses net of all reductions	.50%I	.50%I	.50%I,J
Net investment income (loss)	1.75%	1.98%	3.41%J
Supplemental Data
Net assets, end of period (000 omitted)	$6,468	$2,493	$802
Portfolio turnover rateH	31%	27%	16%J

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.78 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.595 per share.

 D Total distributions of $.28 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.127 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2065 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	11.2
Fidelity Series Large Cap Stock Fund	9.8
Fidelity Series International Growth Fund	8.3
Fidelity Series International Value Fund	7.5
Fidelity Series Overseas Fund	7.2
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Series Value Discovery Fund	6.2
Fidelity Advisor Series Equity Growth Fund	5.7
Fidelity Series Opportunistic Insights Fund	5.3
Fidelity Advisor Series Growth Opportunities Fund	3.7
71.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	50.1%
International Equity Funds	39.5%
Bond Funds	6.6%
Short-Term Funds	3.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2065 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 50.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	27,557	$339,223
Fidelity Advisor Series Growth Opportunities Fund (a)	20,346	223,605
Fidelity Advisor Series Small Cap Fund (a)	19,061	159,728
Fidelity Series All-Sector Equity Fund (a)	19,689	154,360
Fidelity Series Commodity Strategy Fund (a)	55,317	201,905
Fidelity Series Large Cap Stock Fund (a)	48,945	586,850
Fidelity Series Large Cap Value Index Fund (a)	6,262	60,178
Fidelity Series Opportunistic Insights Fund (a)	20,668	316,634
Fidelity Series Small Cap Opportunities Fund (a)	19,787	200,839
Fidelity Series Stock Selector Large Cap Value Fund (a)	41,613	373,687
Fidelity Series Value Discovery Fund (a)	37,232	369,715
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,640,648)		2,986,724

International Equity Funds - 39.5%
Fidelity Series Canada Fund (a)	15,237	126,311
Fidelity Series Emerging Markets Fund (a)	10,171	72,011
Fidelity Series Emerging Markets Opportunities Fund (a)	42,828	666,838
Fidelity Series International Growth Fund (a)	34,022	492,638
Fidelity Series International Small Cap Fund (a)	8,897	118,950
Fidelity Series International Value Fund (a)	62,315	444,926
Fidelity Series Overseas Fund (a)	49,946	432,031
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,817,099)		2,353,705

Bond Funds - 6.6%
Fidelity Series Emerging Markets Debt Fund (a)	4,829	38,924
Fidelity Series Floating Rate High Income Fund (a)	1,144	9,197
Fidelity Series High Income Fund (a)	5,541	45,654
Fidelity Series Inflation-Protected Bond Index Fund (a)	12,465	125,650
Fidelity Series International Credit Fund (a)	314	2,999
Fidelity Series Long-Term Treasury Bond Index Fund (a)	13,467	143,957
Fidelity Series Real Estate Income Fund (a)	3,050	25,680
TOTAL BOND FUNDS
(Cost $393,970)		392,061

Short-Term Funds - 3.8%
Fidelity Cash Central Fund 0.29% (b)	197	197
Fidelity Series Government Money Market Fund 0.4% (a)(c)	204,105	204,105
Fidelity Series Short-Term Credit Fund (a)	2,408	23,791
TOTAL SHORT-TERM FUNDS
(Cost $228,641)		228,093
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,080,358)		5,960,583
NET OTHER ASSETS (LIABILITIES) - 0.0%		(748)
NET ASSETS - 100%		$5,959,835

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$200
Total	$200

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$--	$442,204	$50,642	$21,959	$(3,022)	$(49,317)	$339,223
Fidelity Advisor Series Growth Opportunities Fund	--	304,815	30,637	26,878	(3,599)	(46,974)	223,605
Fidelity Advisor Series Small Cap Fund	--	223,023	21,034	2,564	(1,191)	(41,070)	159,728
Fidelity Series All-Sector Equity Fund	--	209,370	17,859	13,964	(1,324)	(35,827)	154,360
Fidelity Series Canada Fund	--	163,439	6,578	696	(187)	(30,363)	126,311
Fidelity Series Commodity Strategy Fund	--	263,414	17,304	905	(1,745)	(42,460)	201,905
Fidelity Series Emerging Markets Debt Fund	--	47,030	1,841	702	(27)	(6,238)	38,924
Fidelity Series Emerging Markets Fund	--	96,220	4,888	775	(230)	(19,091)	72,011
Fidelity Series Emerging Markets Opportunities Fund	--	845,939	36,484	7,762	(1,242)	(141,375)	666,838
Fidelity Series Floating Rate High Income Fund	--	10,772	444	157	(4)	(1,127)	9,197
Fidelity Series Government Money Market Fund 0.4%	--	241,275	37,170	320	--	--	204,105
Fidelity Series High Income Fund	--	54,499	3,015	911	(159)	(5,671)	45,654
Fidelity Series Inflation-Protected Bond Index Fund	--	147,511	21,762	808	(97)	(2)	125,650
Fidelity Series International Credit Fund	--	3,360	148	55	(3)	(210)	2,999
Fidelity Series International Growth Fund	--	623,133	57,930	9,268	(4,330)	(68,235)	492,638
Fidelity Series International Small Cap Fund	--	159,514	16,610	2,787	(1,382)	(22,572)	118,950
Fidelity Series International Value Fund	--	609,682	41,797	10,277	(2,308)	(120,651)	444,926
Fidelity Series Investment Grade Bond Fund	--	13,720	13,526	62	(194)	--	--
Fidelity Series Large Cap Stock Fund	--	773,403	60,122	11,422	(4,061)	(122,370)	586,850
Fidelity Series Large Cap Value Index Fund	--	84,004	6,863	2,239	(500)	(16,463)	60,178
Fidelity Series Long-Term Treasury Bond Index Fund	--	196,481	72,008	5,800	840	18,644	143,957
Fidelity Series Opportunistic Insights Fund	--	408,380	39,849	18,246	(2,171)	(49,726)	316,634
Fidelity Series Overseas Fund	--	506,130	12,773	447	(220)	(61,106)	432,031
Fidelity Series Real Estate Income Fund	--	34,395	1,392	453	(19)	(7,304)	25,680
Fidelity Series Short-Term Credit Fund	--	26,969	2,631	118	1	(548)	23,791
Fidelity Series Small Cap Opportunities Fund	--	274,240	21,480	3,078	(1,468)	(50,453)	200,839
Fidelity Series Stock Selector Large Cap Value Fund	--	523,218	38,533	15,993	(3,092)	(107,906)	373,687
Fidelity Series Value Discovery Fund	--	502,126	38,555	10,973	(2,496)	(91,360)	369,715
	--	7,788,266	673,875	169,619	(34,230)	(1,119,775)	5,960,386

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2065 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $197)	$197
Other affiliated issuers (cost $7,080,161)	5,960,386
Total Investment in Securities (cost $7,080,358)		$5,960,583
Cash		1
Receivable for investments sold		20,961
Receivable for fund shares sold		19,945
Total assets		6,001,490
Liabilities
Payable for investments purchased	$30,866
Payable for fund shares redeemed	7,120
Accrued management fee	3,057
Distribution and service plan fees payable	612
Total liabilities		41,655
Net Assets		$5,959,835
Net Assets consist of:
Paid in capital		$7,015,480
Total accumulated earnings (loss)		(1,055,645)
Net Assets		$5,959,835
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,980,027 ÷ 233,746 shares)(a)		$8.47
Maximum offering price per share (100/94.25 of $8.47)		$8.99
Class M:
Net Asset Value and redemption price per share ($332,143 ÷ 39,227 shares)(a)		$8.47
Maximum offering price per share (100/96.50 of $8.47)		$8.78
Class C:
Net Asset Value and offering price per share ($183,299 ÷ 21,672 shares)(a)		$8.46
Class I:
Net Asset Value, offering price and redemption price per share ($2,383,396 ÷ 280,967 shares)		$8.48
Class Z:
Net Asset Value, offering price and redemption price per share ($175,986 ÷ 20,730 shares)		$8.49
Class Z6:
Net Asset Value, offering price and redemption price per share ($904,984 ÷ 106,479 shares)		$8.50

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 28, 2019 (commencement of operations) to March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$49,933
Income from Fidelity Central Funds		200
Total income		50,133
Expenses
Management fee	$13,688
Distribution and service plan fees	3,602
Independent trustees' fees and expenses	5
Total expenses		17,295
Net investment income (loss)		32,838
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(34,230)
Capital gain distributions from underlying funds:
Affiliated issuers	119,686
Total net realized gain (loss)		85,456
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(1,119,775)
Total change in net unrealized appreciation (depreciation)		(1,119,775)
Net gain (loss)		(1,034,319)
Net increase (decrease) in net assets resulting from operations		$(1,001,481)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 28, 2019 (commencement of operations) to March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,838
Net realized gain (loss)	85,456
Change in net unrealized appreciation (depreciation)	(1,119,775)
Net increase (decrease) in net assets resulting from operations	(1,001,481)
Distributions to shareholders	(54,165)
Share transactions - net increase (decrease)	7,015,481
Total increase (decrease) in net assets	5,959,835
Net Assets
Beginning of period	–
End of period	$5,959,835

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2065 Fund Class A

Year ended March 31,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.12
Net realized and unrealized gain (loss)	(1.48)
Total from investment operations	(1.36)
Distributions from net investment income	(.13)
Distributions from net realized gain	(.04)
Total distributions	(.17)
Net asset value, end of period	$8.47
Total ReturnC,D	(13.92)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.01%G,H
Expenses net of fee waivers, if any	1.01%G,H
Expenses net of all reductions	1.01%G,H
Net investment income (loss)	1.60%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,980
Portfolio turnover rateF	33%G

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2065 Fund Class M

Year ended March 31,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.10
Net realized and unrealized gain (loss)	(1.47)
Total from investment operations	(1.37)
Distributions from net investment income	(.11)
Distributions from net realized gain	(.04)
Total distributions	(.16)C
Net asset value, end of period	$8.47
Total ReturnD,E	(14.05)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.25%H
Expenses net of fee waivers, if any	1.25%H
Expenses net of all reductions	1.25%H
Net investment income (loss)	1.35%H
Supplemental Data
Net assets, end of period (000 omitted)	$332
Portfolio turnover rateG	33%H

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.044 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2065 Fund Class C

Year ended March 31,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.06
Net realized and unrealized gain (loss)	(1.47)
Total from investment operations	(1.41)
Distributions from net investment income	(.09)
Distributions from net realized gain	(.04)
Total distributions	(.13)
Net asset value, end of period	$8.46
Total ReturnC,D	(14.38)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.75%G
Expenses net of fee waivers, if any	1.75%G
Expenses net of all reductions	1.75%G
Net investment income (loss)	.86%G
Supplemental Data
Net assets, end of period (000 omitted)	$183
Portfolio turnover rateF	33%G

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2065 Fund Class I

Year ended March 31,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.14
Net realized and unrealized gain (loss)	(1.48)
Total from investment operations	(1.34)
Distributions from net investment income	(.14)
Distributions from net realized gain	(.04)
Total distributions	(.18)
Net asset value, end of period	$8.48
Total ReturnC	(13.78)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%F
Expenses net of fee waivers, if any	.75%F
Expenses net of all reductions	.75%F
Net investment income (loss)	1.85%F
Supplemental Data
Net assets, end of period (000 omitted)	$2,383
Portfolio turnover rateE	33%F

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2065 Fund Class Z

Year ended March 31,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.15
Net realized and unrealized gain (loss)	(1.48)
Total from investment operations	(1.33)
Distributions from net investment income	(.14)
Distributions from net realized gain	(.04)
Total distributions	(.18)
Net asset value, end of period	$8.49
Total ReturnC	(13.68)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.64%F
Expenses net of fee waivers, if any	.64%F
Expenses net of all reductions	.64%F
Net investment income (loss)	1.96%F
Supplemental Data
Net assets, end of period (000 omitted)	$176
Portfolio turnover rateE	33%F

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2065 Fund Class Z6

Year ended March 31,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.15
Net realized and unrealized gain (loss)	(1.47)
Total from investment operations	(1.32)
Distributions from net investment income	(.14)
Distributions from net realized gain	(.04)
Total distributions	(.18)
Net asset value, end of period	$8.50
Total ReturnC	(13.58)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F,G
Expenses net of fee waivers, if any	.50%F,G
Expenses net of all reductions	.50%F,G
Net investment income (loss)	2.11%F
Supplemental Data
Net assets, end of period (000 omitted)	$905
Portfolio turnover rateE	33%F

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2020

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund and Fidelity Advisor Freedom 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Class I, Class Z and Class Z6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company LLC (FMR).

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2020, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, market discount and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Advisor Freedom Income	$210,126,563	$9,761,211	$(6,883,075)	$2,878,136
Advisor Freedom 2005	147,397,686	7,777,780	(4,786,912)	2,990,868
Advisor Freedom 2010	351,472,135	20,289,787	(14,264,205)	6,025,582
Advisor Freedom 2015	754,499,852	52,765,194	(34,342,475)	18,422,719
Advisor Freedom 2020	1,857,095,702	112,680,058	(102,532,420)	10,147,638
Advisor Freedom 2025	2,497,942,210	147,186,481	(165,916,355)	(18,729,874)
Advisor Freedom 2030	2,637,513,170	162,649,915	(208,855,566)	(46,205,651)
Advisor Freedom 2035	2,158,535,232	133,769,416	(220,292,414)	(86,522,998)
Advisor Freedom 2040	1,930,992,384	121,872,435	(214,663,938)	(92,791,503)
Advisor Freedom 2045	1,340,432,510	69,895,762	(166,809,657)	(96,913,895)
Advisor Freedom 2050	1,087,776,175	54,822,384	(138,186,765)	(83,364,381)
Advisor Freedom 2055	672,840,869	14,577,829	(104,077,564)	(89,499,735)
Advisor Freedom 2060	224,909,999	2,108,317	(40,468,935)	(38,360,618)
Advisor Freedom 2065	7,116,121	65,179	(1,220,717)	(1,155,538)
Certain of the Funds intend to elect to defer to the next fiscal year ordinary losses recognized during the period January 1, 2020 to March 31, 2020. Loss deferrals were as follows:

Ordinary losses
Advisor Freedom 2035	$(1,529,880)
Advisor Freedom 2040	(2,598,441)
Advisor Freedom 2045	(815,646)
Advisor Freedom 2050	(268,998)
Advisor Freedom 2055	(103,617)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Advisor Freedom Income	$720,651	$2,297,796	$2,878,136
Advisor Freedom 2005	505,885	2,880,027	2,990,868
Advisor Freedom 2010	901,148	9,211,291	6,025,582
Advisor Freedom 2015	1,990,889	27,691,761	18,422,719
Advisor Freedom 2020	3,197,940	71,810,701	10,147,638
Advisor Freedom 2025	1,519,230	91,782,340	(18,729,874)
Advisor Freedom 2030	2,985,958	105,379,771	(46,205,651)
Advisor Freedom 2035	–	95,243,065	(86,522,998)
Advisor Freedom 2040	1	88,120,904	(92,791,503)
Advisor Freedom 2045	–	53,826,505	(96,913,895)
Advisor Freedom 2050	–	44,515,691	(83,364,381)
Advisor Freedom 2055	–	25,173,439	(89,499,735)
Advisor Freedom 2060	43,024	7,407,249	(38,360,618)
Advisor Freedom 2065	3,754	96,137	(1,155,538)

The tax character of distributions paid was as follows:

March 31, 2020
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom Income	$4,500,118	$3,621,398	$8,121,516
Advisor Freedom 2005	3,261,005	4,431,052	7,692,057
Advisor Freedom 2010	8,092,354	15,234,999	23,327,353
Advisor Freedom 2015	18,079,246	45,391,251	63,470,497
Advisor Freedom 2020	41,590,553	108,882,864	150,473,417
Advisor Freedom 2025	53,592,916	138,075,197	191,668,113
Advisor Freedom 2030	51,225,553	159,433,198	210,658,751
Advisor Freedom 2035	38,802,718	143,386,555	182,189,273
Advisor Freedom 2040	34,019,763	125,986,324	160,006,087
Advisor Freedom 2045	23,411,851	79,458,740	102,870,591
Advisor Freedom 2050	19,260,897	63,178,158	82,439,055
Advisor Freedom 2055	11,660,750	33,192,733	44,853,483
Advisor Freedom 2060	3,408,752	7,755,575	11,164,327
Advisor Freedom 2065(a)	48,847	5,318	54,165

 (a) For the period June 28, 2019 (commencement of operations) to March 31, 2020.

March 31, 2019
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom Income	$5,220,574	$6,646,962	$11,867,536
Advisor Freedom 2005	4,168,017	9,316,705	13,484,722
Advisor Freedom 2010	9,986,497	26,154,506	36,141,003
Advisor Freedom 2015	23,645,771	72,444,459	96,090,230
Advisor Freedom 2020	55,628,035	146,778,899	202,406,934
Advisor Freedom 2025	68,464,636	178,254,357	246,718,993
Advisor Freedom 2030	68,808,412	205,744,973	274,553,385
Advisor Freedom 2035	51,664,592	185,484,438	237,149,030
Advisor Freedom 2040	45,669,659	168,998,076	214,667,735
Advisor Freedom 2045	29,480,638	103,862,304	133,342,942
Advisor Freedom 2050	23,407,319	82,219,197	105,626,516
Advisor Freedom 2055	12,761,189	37,180,373	49,941,562
Advisor Freedom 2060	2,743,748	6,037,360	8,781,108

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Advisor Freedom Income
Equity Risk
Futures Contracts	$535,008	$33,657
Total Equity Risk	535,008	33,657
Interest Rate Risk
Futures Contracts	3,412	(4,557)
Total Interest Rate Risk	3,412	(4,557)
Totals	$538,420	$29,100
Advisor Freedom 2005
Equity Risk
Futures Contracts	$421,663	$25,068
Total Equity Risk	421,663	25,068
Interest Rate Risk
Futures Contracts	6,420	(5,875)
Total Interest Rate Risk	6,420	(5,875)
Totals	$428,083	$19,193
Advisor Freedom 2010
Equity Risk
Futures Contracts	$1,057,515	$74,495
Total Equity Risk	1,057,515	74,495
Interest Rate Risk
Futures Contracts	32,096	(31,299)
Total Interest Rate Risk	32,096	(31,299)
Totals	$1,089,611	$43,196
Advisor Freedom 2015
Equity Risk
Futures Contracts	$2,258,298	$192,505
Total Equity Risk	2,258,298	192,505
Interest Rate Risk
Futures Contracts	98,018	(86,639)
Total Interest Rate Risk	98,018	(86,639)
Totals	$2,356,316	$105,866
Advisor Freedom 2020
Equity Risk
Futures Contracts	$5,179,425	$421,117
Total Equity Risk	5,179,425	421,117
Interest Rate Risk
Futures Contracts	253,223	(216,050)
Total Interest Rate Risk	253,223	(216,050)
Totals	$5,432,648	$205,067
Advisor Freedom 2025
Equity Risk
Futures Contracts	$6,578,611	$542,920
Total Equity Risk	6,578,611	542,920
Interest Rate Risk
Futures Contracts	346,993	(294,441)
Total Interest Rate Risk	346,993	(294,441)
Totals	$6,925,604	$248,479
Advisor Freedom 2030
Equity Risk
Futures Contracts	$7,085,834	$598,682
Total Equity Risk	7,085,834	598,682
Interest Rate Risk
Futures Contracts	310,498	(258,543)
Total Interest Rate Risk	310,498	(258,543)
Totals	$7,396,332	$340,139
Advisor Freedom 2035
Equity Risk
Futures Contracts	$5,903,949	$548,340
Total Equity Risk	5,903,949	548,340
Interest Rate Risk
Futures Contracts	303,372	(257,203)
Total Interest Rate Risk	303,372	(257,203)
Totals	$6,207,321	$291,137
Advisor Freedom 2040
Equity Risk
Futures Contracts	$5,908,658	$283,457
Total Equity Risk	5,908,658	283,457
Interest Rate Risk
Futures Contracts	105,915	(90,166)
Total Interest Rate Risk	105,915	(90,166)
Totals	$6,014,573	$193,291
Advisor Freedom 2045
Equity Risk
Futures Contracts	$3,896,303	$215,810
Total Equity Risk	3,896,303	215,810
Interest Rate Risk
Futures Contracts	64,613	(54,762)
Total Interest Rate Risk	64,613	(54,762)
Totals	$3,960,916	$161,048
Advisor Freedom 2050
Equity Risk
Futures Contracts	$3,094,121	$184,741
Total Equity Risk	3,094,121	184,741
Interest Rate Risk
Futures Contracts	50,500	(45,083)
Total Interest Rate Risk	50,500	(45,083)
Totals	$3,144,621	$139,658
Advisor Freedom 2055
Equity Risk
Futures Contracts	$1,759,700	$106,138
Total Equity Risk	1,759,700	106,138
Interest Rate Risk
Futures Contracts	29,472	(27,845)
Total Interest Rate Risk	29,472	(27,845)
Totals	$1,789,172	$78,293
Advisor Freedom 2060
Equity Risk
Futures Contracts	$502,469	$39,491
Total Equity Risk	502,469	39,491
Totals	$502,469	$39,491

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Freedom Income Fund	57,174,578	65,714,457
Fidelity Advisor Freedom 2005 Fund	46,413,412	55,882,399
Fidelity Advisor Freedom 2010 Fund	94,490,181	139,106,189
Fidelity Advisor Freedom 2015 Fund	203,388,735	360,099,569
Fidelity Advisor Freedom 2020 Fund	561,159,537	817,378,985
Fidelity Advisor Freedom 2025 Fund	853,793,881	1,016,660,866
Fidelity Advisor Freedom 2030 Fund	996,105,826	1,045,021,498
Fidelity Advisor Freedom 2035 Fund	840,933,859	820,256,058
Fidelity Advisor Freedom 2040 Fund	678,633,924	676,378,281
Fidelity Advisor Freedom 2045 Fund	512,372,941	433,913,527
Fidelity Advisor Freedom 2050 Fund	431,104,724	370,918,961
Fidelity Advisor Freedom 2055 Fund	297,755,845	239,031,719
Fidelity Advisor Freedom 2060 Fund	130,383,026	58,772,196
Fidelity Advisor Freedom 2065 Fund	7,788,266	673,875

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For each Fund, with the exception of Fidelity Advisor Freedom 2065 Fund, the management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I)	Annual % of Class-Level Average Net Assets (Classes Z, Z6)
Fidelity Advisor Freedom Income Fund	.465%	.415%
Fidelity Advisor Freedom 2005 Fund	.474%	.422%
Fidelity Advisor Freedom 2010 Fund	.516%	.454%
Fidelity Advisor Freedom 2015 Fund	.559%	.489%
Fidelity Advisor Freedom 2020 Fund	.601%	.524%
Fidelity Advisor Freedom 2025 Fund	.644%	.559%
Fidelity Advisor Freedom 2030 Fund	.686%	.594%
Fidelity Advisor Freedom 2035 Fund	.729%	.629%
Fidelity Advisor Freedom 2040 Fund	.746%	.643%
Fidelity Advisor Freedom 2045 Fund	.746%	.643%
Fidelity Advisor Freedom 2050 Fund	.746%	.643%
Fidelity Advisor Freedom 2055 Fund	.746%	.643%
Fidelity Advisor Freedom 2060 Fund	.746%	.643%
Fidelity Advisor Freedom 2065 Fund	.746%	.643%

Under the expense contract, the investment adviser pays class-level expenses for Class Z6 of each Fund as necessary so that Class Z6 total expenses do not exceed certain amounts of Class Z6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class Z6)
Fidelity Advisor Freedom Income Fund	.365%
Fidelity Advisor Freedom 2005 Fund	.369%
Fidelity Advisor Freedom 2010 Fund	.388%
Fidelity Advisor Freedom 2015 Fund	.408%
Fidelity Advisor Freedom 2020 Fund	.427%
Fidelity Advisor Freedom 2025 Fund	.446%
Fidelity Advisor Freedom 2030 Fund	.466%
Fidelity Advisor Freedom 2035 Fund	.485%
Fidelity Advisor Freedom 2040 Fund	.493%
Fidelity Advisor Freedom 2045 Fund	.493%
Fidelity Advisor Freedom 2050 Fund	.493%
Fidelity Advisor Freedom 2055 Fund	.493%
Fidelity Advisor Freedom 2060 Fund	.493%
Fidelity Advisor Freedom 2065 Fund	.493%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Advisor Freedom Income
Class A	-%	.25%	$171,884	$3,926
Class M	.25%	.25%	198,662	168
Class C	.75%	.25%	81,432	9,972
			$451,978	$14,066
Advisor Freedom 2005
Class A	-%	.25%	$213,761	$5,839
Class M	.25%	.25%	122,310	892
Class C	.75%	.25%	19,032	2,371
			$355,103	$9,102
Advisor Freedom 2010
Class A	-%	.25%	$472,656	$24,948
Class M	.25%	.25%	361,776	4,405
Class C	.75%	.25%	102,312	7,841
			$936,744	$37,194
Advisor Freedom 2015
Class A	-%	.25%	$1,119,602	$38,966
Class M	.25%	.25%	735,986	4,844
Class C	.75%	.25%	267,909	19,803
			$2,123,497	$63,613
Advisor Freedom 2020
Class A	-%	.25%	$2,491,798	$94,401
Class M	.25%	.25%	1,680,084	11,479
Class C	.75%	.25%	568,268	61,762
			$4,740,150	$167,642
Advisor Freedom 2025
Class A	-%	.25%	$3,217,675	$108,751
Class M	.25%	.25%	2,119,434	8,319
Class C	.75%	.25%	608,983	86,546
			$5,946,092	$203,616
Advisor Freedom 2030
Class A	-%	.25%	$3,199,867	$101,168
Class M	.25%	.25%	2,297,300	6,123
Class C	.75%	.25%	650,797	88,366
			$6,147,964	$195,657
Advisor Freedom 2035
Class A	-%	.25%	$2,571,865	$81,962
Class M	.25%	.25%	1,881,414	2,722
Class C	.75%	.25%	441,753	67,818
			$4,895,032	$152,502
Advisor Freedom 2040
Class A	-%	.25%	$2,286,947	$75,015
Class M	.25%	.25%	1,767,948	3,041
Class C	.75%	.25%	511,071	62,870
			$4,565,966	$140,926
Advisor Freedom 2045
Class A	-%	.25%	$1,392,867	$48,515
Class M	.25%	.25%	1,089,344	1,347
Class C	.75%	.25%	262,705	43,143
			$2,744,916	$93,005
Advisor Freedom 2050
Class A	-%	.25%	$1,075,114	$34,134
Class M	.25%	.25%	874,695	1,714
Class C	.75%	.25%	257,223	44,331
			$2,207,032	$80,179
Advisor Freedom 2055
Class A	-%	.25%	$564,651	$16,155
Class M	.25%	.25%	440,395	–
Class C	.75%	.25%	114,059	23,948
			$1,119,105	$40,103
Advisor Freedom 2060
Class A	-%	.25%	$170,128	$5,925
Class M	.25%	.25%	113,088	–
Class C	.75%	.25%	42,391	15,189
			$325,607	$21,114
Advisor Freedom 2065
Class A	-%	.25%	$1,453	$335
Class M	.25%	.25%	802	634
Class C	.75%	.25%	1,347	1,346
			$3,602	$2,315

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Advisor Freedom Income
Class A	$6,438
Class M	2,058
Class C(a)	1,863
$10,359
Advisor Freedom 2005
Class A	$3,306
Class M	320
Class C(a)	436
$4,062
Advisor Freedom 2010
Class A	$4,652
Class M	1,414
Class C(a)	928
$6,994
Advisor Freedom 2015
Class A	$12,426
Class M	4,767
Class C(a)	2,420
$19,613
Advisor Freedom 2020
Class A	$43,581
Class M	16,759
Class C(a)	8,056
$68,396
Advisor Freedom 2025
Class A	$78,252
Class M	25,859
Class C(a)	9,770
$113,881
Advisor Freedom 2030
Class A	$87,061
Class M	32,308
Class C(a)	7,701
$127,070
Advisor Freedom 2035
Class A	$80,150
Class M	27,862
Class C(a)	6,129
$114,141
Advisor Freedom 2040
Class A	$79,619
Class M	22,040
Class C(a)	7,248
$108,907
Advisor Freedom 2045
Class A	$57,519
Class M	16,218
Class C(a)	4,763
$78,500
Advisor Freedom 2050
Class A	$65,285
Class M	13,736
Class C(a)	6,803
$85,824
Advisor Freedom 2055
Class A	$44,247
Class M	10,364
Class C(a)	3,311
$57,922
Advisor Freedom 2060
Class A	$26,803
Class M	4,208
Class C(a)	1,603
$32,614
Advisor Freedom 2065
Class A	$1,215
Class M	62
$1,277

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the Advisor Freedom Income Fund realized a gain of $256,414 from an operational error which is included in Net gain from Affiliate in the accompanying Statement of Operations. In addition, the investment adviser reimbursed each Fund in the table below for certain losses. Amounts for each Fund were as follows:

Fidelity Advisor Freedom Income Fund	$6,017
Fidelity Advisor Freedom 2025 Fund	5,840
Fidelity Advisor Freedom 2035 Fund	6,163
Fidelity Advisor Freedom 2040 Fund	2,677
Fidelity Advisor Freedom 2045 Fund	8,143
Fidelity Advisor Freedom 2050 Fund	5,574
Fidelity Advisor Freedom 2055 Fund	3,416

In addition, the investment adviser reimbursed each Fund in the table below for processing related to shareholder transactions which is included in Share Transactions in the accompanying Statement of Changes in Net Assets. Amounts for each Fund were as follows:

Fidelity Advisor Freedom 2020 Fund	$14,397
Fidelity Advisor Freedom 2025 Fund	107,707
Fidelity Advisor Freedom 2030 Fund	1,480
Fidelity Advisor Freedom 2035 Fund	53,099
Fidelity Advisor Freedom 2040 Fund	24,074
Fidelity Advisor Freedom 2045 Fund	46,938
Fidelity Advisor Freedom 2050 Fund	48,959
Fidelity Advisor Freedom 2055 Fund	23,141
Fidelity Advisor Freedom 2060 Fund	3,487

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

	Custodian credits	Transfer Agent credits
Advisor Freedom Income	$200	$–
Advisor Freedom 2005	231	–
Advisor Freedom 2010	86	–
Class C		96
Advisor Freedom 2015	46	–
Class C		715
Advisor Freedom 2020	12	–
Class C		691
Advisor Freedom 2025	8	–
Class C		90
Advisor Freedom 2030	22	–
Class C		170
Advisor Freedom 2035	22	–
Advisor Freedom 2040	27	–
Class C		274
Advisor Freedom 2045	28	–
Advisor Freedom 2050	24	–
Advisor Freedom 2055	85	–
Advisor Freedom 2060	215	–

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended March 31, 2020	Year ended March 31, 2019 (a)
Advisor Freedom Income
Distributions to shareholders
Class A	$2,423,973	$3,719,592
Class M	1,282,366	1,910,164
Class C	224,542	554,170
Class I	3,187,584	4,702,881
Class Z	83,117	24,313
Class Z6	919,934	956,416
Total	$8,121,516	$11,867,536
Advisor Freedom 2005
Distributions to shareholders
Class A	$3,926,643	$7,049,550
Class M	1,036,707	1,813,526
Class C	72,965	357,920
Class I	2,453,070	4,121,296
Class Z	95,869	5,414
Class Z6	106,803	137,016
Total	$7,692,057	$13,484,722
Advisor Freedom 2010
Distributions to shareholders
Class A	$10,723,120	$16,675,337
Class M	3,931,541	5,904,302
Class C	507,619	1,674,171
Class I	7,362,100	11,374,349
Class Z	279,212	12,443
Class Z6	523,761	500,401
Total	$23,327,353	$36,141,003
Advisor Freedom 2015
Distributions to shareholders
Class A	$30,206,562	$46,432,815
Class M	9,667,183	14,273,744
Class C	1,619,054	4,341,088
Class I	19,784,592	29,585,610
Class Z	950,751	51,261
Class Z6	1,242,355	1,405,712
Total	$63,470,497	$96,090,230
Advisor Freedom 2020
Distributions to shareholders
Class A	$66,525,410	$92,940,211
Class M	21,770,194	29,603,011
Class C	3,483,167	7,197,787
Class I	53,090,515	69,167,552
Class Z	1,673,674	47,484
Class Z6	3,930,457	3,450,889
Total	$150,473,417	$202,406,934
Advisor Freedom 2025
Distributions to shareholders
Class A	$83,960,534	$113,159,727
Class M	26,603,535	34,967,109
Class C	3,684,828	6,974,801
Class I	70,900,166	87,942,916
Class Z	1,699,890	22,710
Class Z6	4,819,160	3,651,730
Total	$191,668,113	$246,718,993
Advisor Freedom 2030
Distributions to shareholders
Class A	$87,803,333	$120,850,924
Class M	31,097,792	40,810,071
Class C	4,193,696	8,147,415
Class I	80,313,250	100,237,223
Class Z	1,759,031	24,278
Class Z6	5,491,649	4,483,474
Total	$210,658,751	$274,553,385
Advisor Freedom 2035
Distributions to shareholders
Class A	$75,561,562	$103,682,962
Class M	26,999,735	35,751,347
Class C	3,076,003	5,966,150
Class I	70,940,899	88,150,440
Class Z	1,304,695	16,723
Class Z6	4,306,379	3,581,408
Total	$182,189,273	$237,149,030
Advisor Freedom 2040
Distributions to shareholders
Class A	$65,818,691	$90,574,926
Class M	24,948,228	34,055,844
Class C	3,509,869	7,700,684
Class I	61,089,389	79,158,942
Class Z	789,261	42,878
Class Z6	3,850,649	3,134,461
Total	$160,006,087	$214,667,735
Advisor Freedom 2045
Distributions to shareholders
Class A	$38,958,921	$53,425,416
Class M	14,899,798	19,988,683
Class C	1,718,304	2,861,435
Class I	43,814,200	54,655,664
Class Z	640,990	23,397
Class Z6	2,838,378	2,388,347
Total	$102,870,591	$133,342,942
Advisor Freedom 2050
Distributions to shareholders
Class A	$29,698,088	$38,880,173
Class M	11,795,835	15,954,954
Class C	1,660,794	2,996,255
Class I	36,991,678	46,138,730
Class Z	361,923	18,714
Class Z6	1,930,737	1,637,690
Total	$82,439,055	$105,626,516
Advisor Freedom 2055
Distributions to shareholders
Class A	$14,501,911	$16,991,913
Class M	5,537,976	6,421,567
Class C	686,009	910,713
Class I	22,820,123	24,818,868
Class Z	182,309	11,382
Class Z6	1,125,155	787,119
Total	$44,853,483	$49,941,562
Advisor Freedom 2060
Distributions to shareholders
Class A	$3,975,561	$3,183,825
Class M	1,289,398	1,092,888
Class C	231,466	216,286
Class I	5,368,074	4,135,890
Class Z	48,289	6,659
Class Z6	251,539	145,560
Total	$11,164,327	$8,781,108
Advisor Freedom 2065(b)
Distributions to shareholders
Class A	$16,986	$–
Class M	3,436	–
Class C	2,276	–
Class I	23,019	–
Class Z	3,116	–
Class Z6	5,332	–
Total	$54,165	$–

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 (b) For the period June 28, 2019 (commencement of operations) to March 31, 2020.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2020	Year ended March 31, 2019(a)	Year ended March 31, 2020	Year ended March 31, 2019 (a)
Advisor Freedom Income
Class A
Shares sold	1,474,305	1,932,113	$16,054,996	$20,788,935
Reinvestment of distributions	217,652	346,490	2,374,345	3,653,146
Shares redeemed	(2,296,205)	(2,702,121)	(24,989,979)	(29,102,868)
Net increase (decrease)	(604,248)	(423,518)	$(6,560,638)	$(4,660,787)
Class M
Shares sold	1,045,095	1,307,353	$11,406,267	$13,973,167
Reinvestment of distributions	115,197	178,770	1,255,169	1,881,149
Shares redeemed	(1,255,464)	(1,417,023)	(13,615,186)	(15,158,255)
Net increase (decrease)	(95,172)	69,100	$(953,750)	$696,061
Class C
Shares sold	148,130	138,607	$1,625,978	$1,478,943
Reinvestment of distributions	19,450	50,236	211,662	527,327
Shares redeemed	(242,456)	(607,897)	(2,631,225)	(6,510,741)
Net increase (decrease)	(74,876)	(419,054)	$(793,585)	$(4,504,471)
Class I
Shares sold	2,861,021	2,858,444	$31,331,217	$30,911,890
Reinvestment of distributions	285,448	439,528	3,126,751	4,646,792
Shares redeemed	(2,935,596)	(3,187,993)	(31,912,962)	(34,275,486)
Net increase (decrease)	210,873	109,979	$2,545,006	$1,283,196
Class Z
Shares sold	349,390	81,771	$3,804,519	$875,601
Reinvestment of distributions	7,553	2,344	83,116	24,280
Shares redeemed	(130,745)	(13,184)	(1,438,486)	(140,510)
Net increase (decrease)	226,198	70,931	$2,449,149	$759,371
Class Z6
Shares sold	213,312	2,433,234	$2,437,545	$26,352,197
Reinvestment of distributions	59,710	91,446	663,526	956,416
Shares redeemed	(575,524)	(356,549)	(6,297,794)	(3,824,909)
Net increase (decrease)	(302,502)	2,168,131	$(3,196,723)	$23,483,704
Advisor Freedom 2005
Class A
Shares sold	2,126,648	1,475,181	$24,477,847	$16,997,499
Reinvestment of distributions	333,117	618,999	3,811,456	6,866,741
Shares redeemed	(3,285,468)	(2,961,826)	(37,868,950)	(34,157,876)
Net increase (decrease)	(825,703)	(867,646)	$(9,579,647)	$(10,293,636)
Class M
Shares sold	675,503	412,017	$7,757,805	$4,683,960
Reinvestment of distributions	90,492	163,481	1,035,277	1,809,977
Shares redeemed	(818,053)	(609,077)	(9,258,163)	(6,974,256)
Net increase (decrease)	(52,058)	(33,579)	$(465,081)	$(480,319)
Class C
Shares sold	27,850	30,697	$321,622	$351,080
Reinvestment of distributions	5,945	31,426	68,180	349,478
Shares redeemed	(85,228)	(352,196)	(967,289)	(3,967,909)
Net increase (decrease)	(51,433)	(290,073)	$(577,487)	$(3,267,351)
Class I
Shares sold	1,895,410	1,492,131	$21,602,810	$17,428,926
Reinvestment of distributions	212,052	367,693	2,447,375	4,111,616
Shares redeemed	(2,098,573)	(2,525,114)	(24,092,280)	(29,193,012)
Net increase (decrease)	8,889	(665,290)	$(42,095)	$(7,652,470)
Class Z
Shares sold	330,618	10,528	$3,792,311	$123,421
Reinvestment of distributions	8,317	501	95,869	5,414
Shares redeemed	(87,924)	–	(996,354)	–
Net increase (decrease)	251,011	11,029	$2,891,826	$128,835
Class Z6
Shares sold	215,744	74,161	$2,504,485	$859,219
Reinvestment of distributions	9,274	12,363	106,802	137,016
Shares redeemed	(143,631)	(41,986)	(1,615,249)	(485,635)
Net increase (decrease)	81,387	44,538	$996,038	$510,600
Advisor Freedom 2010
Class A
Shares sold	2,653,509	2,690,577	$31,374,639	$31,929,407
Reinvestment of distributions	895,022	1,436,145	10,562,784	16,485,373
Shares redeemed	(5,564,975)	(5,824,809)	(65,684,572)	(69,776,556)
Net increase (decrease)	(2,016,444)	(1,698,087)	$(23,747,149)	$(21,361,776)
Class M
Shares sold	1,039,036	1,145,538	$12,253,878	$13,545,715
Reinvestment of distributions	333,353	515,771	3,920,662	5,885,548
Shares redeemed	(1,555,210)	(1,777,323)	(18,091,595)	(21,042,403)
Net increase (decrease)	(182,821)	(116,014)	$(1,917,055)	$(1,611,140)
Class C
Shares sold	104,548	68,555	$1,225,693	$803,764
Reinvestment of distributions	42,133	144,087	493,186	1,644,281
Shares redeemed	(301,798)	(1,423,730)	(3,480,292)	(16,650,264)
Net increase (decrease)	(155,117)	(1,211,088)	$(1,761,413)	$(14,202,219)
Class I
Shares sold	2,389,125	2,366,556	$28,347,243	$28,480,238
Reinvestment of distributions	606,022	970,317	7,181,497	11,136,673
Shares redeemed	(4,367,927)	(3,168,660)	(51,980,482)	(37,874,643)
Net increase (decrease)	(1,372,780)	168,213	$(16,451,742)	$1,742,268
Class Z
Shares sold	555,656	21,020	$6,535,070	$252,219
Reinvestment of distributions	23,193	800	275,209	8,827
Shares redeemed	(62,574)	–	(732,555)	–
Net increase (decrease)	516,275	21,820	$6,077,724	$261,046
Class Z6
Shares sold	391,370	319,785	$4,701,985	$3,838,728
Reinvestment of distributions	44,154	43,970	523,761	500,401
Shares redeemed	(231,568)	(188,166)	(2,750,758)	(2,255,829)
Net increase (decrease)	203,956	175,589	$2,474,988	$2,083,300
Advisor Freedom 2015
Class A
Shares sold	4,402,418	5,818,830	$52,165,534	$69,623,803
Reinvestment of distributions	2,543,008	4,011,128	29,945,413	46,053,900
Shares redeemed	(13,727,846)	(13,197,358)	(161,245,372)	(158,962,664)
Net increase (decrease)	(6,782,420)	(3,367,400)	$(79,134,425)	$(43,284,961)
Class M
Shares sold	1,450,657	1,948,078	$17,063,991	$23,381,501
Reinvestment of distributions	817,435	1,241,019	9,607,065	14,204,206
Shares redeemed	(3,610,651)	(3,615,691)	(42,260,524)	(43,427,448)
Net increase (decrease)	(1,342,559)	(426,594)	$(15,589,468)	$(5,841,741)
Class C
Shares sold	175,415	392,253	$2,043,567	$4,640,240
Reinvestment of distributions	137,152	377,469	1,599,094	4,306,006
Shares redeemed	(1,092,284)	(2,481,857)	(12,767,811)	(29,080,495)
Net increase (decrease)	(779,717)	(1,712,135)	$(9,125,150)	$(20,134,249)
Class I
Shares sold	5,287,109	5,358,142	$62,997,820	$65,110,459
Reinvestment of distributions	1,636,083	2,526,473	19,437,229	29,153,863
Shares redeemed	(10,477,798)	(7,852,844)	(124,546,232)	(95,159,360)
Net increase (decrease)	(3,554,606)	31,771	$(42,111,183)	$(895,038)
Class Z
Shares sold	1,597,817	131,064	$18,810,995	$1,551,650
Reinvestment of distributions	75,903	2,691	904,608	29,547
Shares redeemed	(299,339)	(5,295)	(3,522,651)	(61,244)
Net increase (decrease)	1,374,381	128,460	$16,192,952	$1,519,953
Class Z6
Shares sold	683,392	645,794	$8,108,663	$7,810,668
Reinvestment of distributions	102,968	120,773	1,220,747	1,385,371
Shares redeemed	(750,829)	(391,082)	(8,868,598)	(4,772,522)
Net increase (decrease)	35,531	375,485	$460,812	$4,423,517
Advisor Freedom 2020
Class A
Shares sold	12,498,182	14,374,598	$162,411,933	$188,194,286
Reinvestment of distributions	5,079,983	7,326,361	65,809,040	92,026,831
Shares redeemed	(28,851,632)	(28,842,898)	(371,420,567)	(379,068,425)
Net increase (decrease)	(11,273,467)	(7,141,939)	$(143,199,594)	$(98,847,308)
Class M
Shares sold	4,286,801	4,760,483	$55,583,047	$62,516,929
Reinvestment of distributions	1,671,581	2,344,315	21,651,546	29,405,054
Shares redeemed	(8,770,608)	(7,737,157)	(112,935,739)	(101,425,179)
Net increase (decrease)	(2,812,226)	(632,359)	$(35,701,146)	$(9,503,196)
Class C
Shares sold	552,093	811,582	$7,120,558	$10,584,311
Reinvestment of distributions	265,912	567,909	3,410,332	7,092,063
Shares redeemed	(1,684,099)	(3,742,948)	(21,619,753)	(48,138,778)
Net increase (decrease)	(866,094)	(2,363,457)	$(11,088,863)	$(30,462,404)
Class I
Shares sold	15,187,982	16,111,430	$198,644,077	$213,422,542
Reinvestment of distributions	3,997,350	5,400,494	52,236,295	68,110,509
Shares redeemed	(24,252,070)	(18,792,750)	(315,446,604)	(248,342,793)
Net increase (decrease)	(5,066,738)	2,719,174	$(64,566,232)	$33,190,258
Class Z
Shares sold	2,921,609	201,565	$38,182,521	$2,595,947
Reinvestment of distributions	124,275	1,318	1,629,425	15,774
Shares redeemed	(397,746)	(4,370)	(5,086,628)	(54,839)
Net increase (decrease)	2,648,138	198,513	$34,725,318	$2,556,882
Class Z6
Shares sold	2,133,469	2,070,697	$27,982,829	$27,540,182
Reinvestment of distributions	298,986	272,668	3,907,905	3,417,063
Shares redeemed	(1,017,958)	(949,502)	(13,058,618)	(12,545,730)
Net increase (decrease)	1,414,497	1,393,863	$18,832,116	$18,411,515
Advisor Freedom 2025
Class A
Shares sold	17,315,893	18,576,216	$225,669,707	$243,899,864
Reinvestment of distributions	6,441,432	8,991,273	83,564,674	112,666,699
Shares redeemed	(33,768,087)	(31,708,950)	(434,599,449)	(417,958,164)
Net increase (decrease)	(10,010,762)	(4,141,461)	$(125,365,068)	$(61,391,601)
Class M
Shares sold	5,595,595	6,367,361	$72,849,182	$83,840,691
Reinvestment of distributions	2,029,720	2,765,989	26,386,492	34,652,392
Shares redeemed	(8,866,357)	(7,990,398)	(115,146,507)	(105,125,123)
Net increase (decrease)	(1,241,042)	1,142,952	$(15,910,833)	$13,367,960
Class C
Shares sold	782,061	751,967	$9,966,650	$9,756,669
Reinvestment of distributions	284,019	554,184	3,620,205	6,878,431
Shares redeemed	(1,578,414)	(3,466,811)	(19,998,108)	(44,462,125)
Net increase (decrease)	(512,334)	(2,160,660)	$(6,411,253)	$(27,827,025)
Class I
Shares sold	23,304,850	21,160,572	$306,164,622	$281,515,024
Reinvestment of distributions	5,301,356	6,845,479	69,500,571	86,240,671
Shares redeemed	(30,671,243)	(21,285,533)	(400,738,293)	(283,862,119)
Net increase (decrease)	(2,065,037)	6,720,518	$(25,073,100)	$83,893,576
Class Z
Shares sold	3,394,075	267,841	$44,603,333	$3,462,110
Reinvestment of distributions	128,889	1,558	1,697,164	18,554
Shares redeemed	(620,071)	(9,247)	(7,982,193)	(120,151)
Net increase (decrease)	2,902,893	260,152	$38,318,304	$3,360,513
Class Z6
Shares sold	3,497,762	3,145,643	$46,291,426	$41,844,748
Reinvestment of distributions	376,735	292,525	4,935,899	3,639,110
Shares redeemed	(1,482,373)	(948,177)	(19,297,811)	(12,605,127)
Net increase (decrease)	2,392,124	2,489,991	$31,929,514	$32,878,731
Advisor Freedom 2030
Class A
Shares sold	16,206,403	17,980,070	$226,539,374	$255,271,834
Reinvestment of distributions	6,265,438	8,905,505	87,212,669	120,053,170
Shares redeemed	(28,547,452)	(27,387,212)	(393,579,788)	(390,712,550)
Net increase (decrease)	(6,075,611)	(501,637)	$(79,827,745)	$(15,387,546)
Class M
Shares sold	6,485,892	6,524,933	$90,170,952	$92,422,241
Reinvestment of distributions	2,224,684	3,014,113	30,795,975	40,374,345
Shares redeemed	(9,040,278)	(7,375,731)	(124,863,441)	(104,478,572)
Net increase (decrease)	(329,702)	2,163,315	$(3,896,514)	$28,318,014
Class C
Shares sold	808,317	961,504	$11,113,474	$13,418,893
Reinvestment of distributions	303,489	606,734	4,134,298	8,059,733
Shares redeemed	(1,298,218)	(3,271,986)	(17,796,138)	(45,021,964)
Net increase (decrease)	(186,412)	(1,703,748)	$(2,548,366)	$(23,543,338)
Class I
Shares sold	22,989,540	22,457,609	$322,959,549	$320,953,527
Reinvestment of distributions	5,564,283	7,225,475	78,045,729	97,542,752
Shares redeemed	(27,132,171)	(20,355,587)	(380,597,580)	(292,815,292)
Net increase (decrease)	1,421,652	9,327,497	$20,407,698	$125,680,987
Class Z
Shares sold	3,216,856	221,132	$44,863,622	$3,080,674
Reinvestment of distributions	124,056	1,735	1,756,540	21,946
Shares redeemed	(433,722)	(12,776)	(6,132,293)	(178,243)
Net increase (decrease)	2,907,190	210,091	$40,487,869	$2,924,377
Class Z6
Shares sold	3,290,469	2,749,987	$46,464,736	$39,767,415
Reinvestment of distributions	391,952	336,470	5,510,782	4,480,080
Shares redeemed	(1,151,322)	(569,263)	(16,177,112)	(8,126,381)
Net increase (decrease)	2,531,099	2,517,194	$35,798,406	$36,121,114
Advisor Freedom 2035
Class A
Shares sold	14,424,285	15,577,255	$194,409,564	$215,880,275
Reinvestment of distributions	5,596,454	7,931,975	75,230,574	103,250,766
Shares redeemed	(23,625,076)	(21,845,142)	(313,294,772)	(304,538,618)
Net increase (decrease)	(3,604,337)	1,664,088	$(43,654,634)	$14,592,423
Class M
Shares sold	5,593,464	6,158,292	$74,655,471	$84,742,679
Reinvestment of distributions	2,020,285	2,758,614	26,865,170	35,538,297
Shares redeemed	(7,432,819)	(6,770,016)	(98,813,575)	(92,881,274)
Net increase (decrease)	180,930	2,146,890	$2,707,066	$27,399,702
Class C
Shares sold	606,636	661,692	$7,886,217	$8,898,073
Reinvestment of distributions	232,876	462,267	3,028,444	5,899,592
Shares redeemed	(801,700)	(2,352,914)	(10,409,900)	(31,185,700)
Net increase (decrease)	37,812	(1,228,955)	$504,761	$(16,388,035)
Class I
Shares sold	21,186,294	19,561,819	$286,873,574	$274,193,535
Reinvestment of distributions	5,048,332	6,540,915	68,566,941	85,477,034
Shares redeemed	(22,548,007)	(18,631,854)	(306,098,532)	(262,614,157)
Net increase (decrease)	3,686,619	7,470,880	$49,341,983	$97,056,412
Class Z
Shares sold	2,554,133	206,821	$34,771,823	$2,804,466
Reinvestment of distributions	94,727	1,049	1,301,007	12,715
Shares redeemed	(417,420)	(845)	(5,727,643)	(10,694)
Net increase (decrease)	2,231,440	207,025	$30,345,187	$2,806,487
Class Z6
Shares sold	3,053,093	2,477,161	$41,768,708	$35,081,126
Reinvestment of distributions	323,069	279,162	4,397,759	3,580,829
Shares redeemed	(1,162,043)	(509,353)	(15,719,663)	(7,047,594)
Net increase (decrease)	2,214,119	2,246,970	$30,446,804	$31,614,361
Advisor Freedom 2040
Class A
Shares sold	11,840,045	13,508,451	$170,207,574	$199,404,291
Reinvestment of distributions	4,564,793	6,486,862	65,435,695	90,120,681
Shares redeemed	(19,121,121)	(17,392,234)	(270,072,619)	(259,736,681)
Net increase (decrease)	(2,716,283)	2,603,079	$(34,429,350)	$29,788,291
Class M
Shares sold	4,528,005	5,365,211	$64,920,774	$79,122,210
Reinvestment of distributions	1,738,651	2,447,376	24,738,913	33,775,381
Shares redeemed	(7,082,606)	(5,123,803)	(101,386,761)	(76,072,511)
Net increase (decrease)	(815,950)	2,688,784	$(11,727,074)	$36,825,080
Class C
Shares sold	466,099	593,503	$6,525,727	$8,629,433
Reinvestment of distributions	251,909	563,167	3,492,400	7,669,773
Shares redeemed	(1,003,555)	(2,861,996)	(14,109,320)	(40,626,069)
Net increase (decrease)	(285,547)	(1,705,326)	$(4,091,193)	$(24,326,863)
Class I
Shares sold	17,756,004	16,023,155	$255,999,975	$239,554,969
Reinvestment of distributions	4,093,941	5,518,800	59,230,605	76,957,491
Shares redeemed	(18,933,830)	(16,596,129)	(274,181,249)	(249,372,401)
Net increase (decrease)	2,916,115	4,945,826	$41,049,331	$67,140,059
Class Z
Shares sold	1,724,653	114,448	$24,792,851	$1,663,715
Reinvestment of distributions	52,962	2,846	781,656	36,681
Shares redeemed	(224,624)	(14,163)	(3,265,403)	(199,531)
Net increase (decrease)	1,552,991	103,131	$22,309,104	$1,500,865
Class Z6
Shares sold	2,387,707	2,108,972	$34,943,439	$32,016,553
Reinvestment of distributions	269,193	228,914	3,906,074	3,132,498
Shares redeemed	(755,102)	(277,137)	(10,869,881)	(4,156,159)
Net increase (decrease)	1,901,798	2,060,749	$27,979,632	$30,992,892
Advisor Freedom 2045
Class A
Shares sold	12,576,422	12,635,987	$141,507,919	$146,031,787
Reinvestment of distributions	3,477,587	4,937,864	38,917,915	53,389,530
Shares redeemed	(15,971,998)	(15,619,333)	(177,041,754)	(181,788,398)
Net increase (decrease)	82,011	1,954,518	$3,384,080	$17,632,919
Class M
Shares sold	4,672,530	4,970,917	$51,891,372	$56,988,809
Reinvestment of distributions	1,342,659	1,860,679	14,870,122	19,919,722
Shares redeemed	(5,380,024)	(5,181,765)	(59,627,514)	(59,325,065)
Net increase (decrease)	635,165	1,649,831	$7,133,980	$17,583,466
Class C
Shares sold	458,819	458,481	$5,033,171	$5,224,727
Reinvestment of distributions	157,375	268,698	1,711,388	2,852,475
Shares redeemed	(485,675)	(984,683)	(5,287,165)	(10,921,440)
Net increase (decrease)	130,519	(257,504)	$1,457,394	$(2,844,238)
Class I
Shares sold	20,017,077	16,922,941	$225,404,118	$197,386,314
Reinvestment of distributions	3,724,249	4,868,513	42,082,532	52,766,313
Shares redeemed	(19,394,240)	(15,394,337)	(220,868,936)	(179,991,531)
Net increase (decrease)	4,347,086	6,397,117	$46,617,714	$70,161,096
Class Z
Shares sold	1,883,456	129,714	$21,330,846	$1,476,927
Reinvestment of distributions	55,687	2,238	639,417	22,487
Shares redeemed	(279,216)	(10,747)	(3,168,961)	(113,514)
Net increase (decrease)	1,659,927	121,205	$18,801,302	$1,385,900
Class Z6
Shares sold	2,348,359	2,107,413	$26,795,871	$24,953,608
Reinvestment of distributions	257,658	224,047	2,917,396	2,383,471
Shares redeemed	(647,308)	(308,731)	(7,218,547)	(3,617,281)
Net increase (decrease)	1,958,709	2,022,729	$22,494,720	$23,719,798
Advisor Freedom 2050
Class A
Shares sold	11,553,682	11,521,746	$129,656,837	$132,970,720
Reinvestment of distributions	2,653,369	3,597,274	29,642,295	38,813,519
Shares redeemed	(13,103,116)	(12,570,491)	(145,401,914)	(146,649,559)
Net increase (decrease)	1,103,935	2,548,529	$13,897,218	$25,134,680
Class M
Shares sold	4,348,376	4,564,698	$48,432,256	$52,383,074
Reinvestment of distributions	1,061,461	1,479,768	11,762,431	15,848,909
Shares redeemed	(5,471,716)	(4,414,543)	(60,880,969)	(50,603,396)
Net increase (decrease)	(61,879)	1,629,923	$(686,282)	$17,628,587
Class C
Shares sold	431,780	475,264	$4,743,004	$5,411,651
Reinvestment of distributions	151,640	281,386	1,653,252	2,991,669
Shares redeemed	(611,711)	(1,136,298)	(6,684,997)	(12,643,583)
Net increase (decrease)	(28,291)	(379,648)	$(288,741)	$(4,240,263)
Class I
Shares sold	17,804,353	15,773,850	$200,570,042	$183,903,268
Reinvestment of distributions	3,151,534	4,125,443	35,564,424	44,635,052
Shares redeemed	(17,873,584)	(15,152,813)	(204,260,577)	(176,066,479)
Net increase (decrease)	3,082,303	4,746,480	$31,873,889	$52,471,841
Class Z
Shares sold	1,300,654	55,866	$14,723,895	$642,437
Reinvestment of distributions	31,303	1,864	361,863	18,714
Shares redeemed	(179,414)	(378)	(2,046,070)	(4,188)
Net increase (decrease)	1,152,543	57,352	$13,039,688	$656,963
Class Z6
Shares sold	2,118,577	1,578,089	$24,102,651	$18,585,296
Reinvestment of distributions	178,369	154,167	2,013,088	1,636,405
Shares redeemed	(651,542)	(249,597)	(7,273,624)	(2,887,741)
Net increase (decrease)	1,645,404	1,482,659	$18,842,115	$17,333,960
Advisor Freedom 2055
Class A
Shares sold	7,425,778	7,405,861	$93,033,169	$94,792,637
Reinvestment of distributions	1,162,536	1,417,723	14,475,535	16,974,227
Shares redeemed	(6,849,196)	(7,631,599)	(85,650,199)	(98,796,720)
Net increase (decrease)	1,739,118	1,191,985	$21,858,505	$12,970,144
Class M
Shares sold	2,558,602	2,614,120	$31,817,231	$33,190,301
Reinvestment of distributions	447,013	538,926	5,524,763	6,411,358
Shares redeemed	(2,546,903)	(1,939,650)	(31,732,087)	(24,671,431)
Net increase (decrease)	458,712	1,213,396	$5,609,907	$14,930,228
Class C
Shares sold	219,568	271,244	$2,704,771	$3,412,171
Reinvestment of distributions	56,069	76,657	686,005	910,546
Shares redeemed	(202,713)	(270,006)	(2,497,024)	(3,363,512)
Net increase (decrease)	72,924	77,895	$893,752	$959,205
Class I
Shares sold	12,405,149	12,655,914	$155,504,060	$163,216,802
Reinvestment of distributions	1,715,370	1,969,656	21,518,680	23,537,468
Shares redeemed	(12,690,451)	(8,801,212)	(163,071,693)	(111,998,695)
Net increase (decrease)	1,430,068	5,824,358	$13,951,047	$74,755,575
Class Z
Shares sold	627,717	35,699	$7,952,014	$454,001
Reinvestment of distributions	14,240	1,022	182,308	11,382
Shares redeemed	(126,620)	(2,703)	(1,539,918)	(33,886)
Net increase (decrease)	515,337	34,018	$6,594,404	$431,497
Class Z6
Shares sold	1,491,393	861,230	$18,936,714	$11,149,348
Reinvestment of distributions	92,350	67,158	1,160,720	786,682
Shares redeemed	(345,849)	(133,007)	(4,393,860)	(1,709,322)
Net increase (decrease)	1,237,894	795,381	$15,703,574	$10,226,708
Advisor Freedom 2060
Class A
Shares sold	4,341,099	3,282,040	$48,600,678	$37,368,210
Reinvestment of distributions	351,563	299,518	3,973,334	3,182,787
Shares redeemed	(2,688,980)	(1,847,915)	(30,043,199)	(21,083,392)
Net increase (decrease)	2,003,682	1,733,643	$22,530,813	$19,467,605
Class M
Shares sold	1,320,400	1,171,715	$14,892,485	$13,350,367
Reinvestment of distributions	114,393	102,745	1,289,398	1,092,888
Shares redeemed	(835,109)	(651,352)	(9,421,193)	(7,395,540)
Net increase (decrease)	599,684	623,108	$6,760,690	$7,047,715
Class C
Shares sold	154,032	200,839	$1,725,988	$2,286,734
Reinvestment of distributions	20,633	20,307	231,410	216,263
Shares redeemed	(79,153)	(110,667)	(893,469)	(1,249,222)
Net increase (decrease)	95,512	110,479	$1,063,929	$1,253,775
Class I
Shares sold	6,260,268	4,677,855	$70,805,650	$53,503,953
Reinvestment of distributions	440,804	369,553	5,023,075	3,936,080
Shares redeemed	(3,584,371)	(2,677,596)	(41,078,932)	(30,477,647)
Net increase (decrease)	3,116,701	2,369,812	$34,749,793	$26,962,386
Class Z
Shares sold	184,538	24,691	$2,099,627	$283,518
Reinvestment of distributions	4,169	665	48,196	6,659
Shares redeemed	(54,214)	(297)	(614,581)	(3,251)
Net increase (decrease)	134,493	25,059	$1,533,242	$286,926
Class Z6
Shares sold	573,547	222,835	$6,528,282	$2,572,083
Reinvestment of distributions	22,373	13,174	256,501	139,481
Shares redeemed	(136,889)	(83,912)	(1,535,551)	(973,912)
Net increase (decrease)	459,031	152,097	$5,249,232	$1,737,652
Advisor Freedom 2065(b)
Class A
Shares sold	270,091	–	$2,643,573	$–
Reinvestment of distributions	1,593	–	16,986	–
Shares redeemed	(37,938)	–	(368,426)	–
Net increase (decrease)	233,746	–	$2,292,133	$–
Class M
Shares sold	40,888	–	$400,716	$–
Reinvestment of distributions	322	–	3,436	–
Shares redeemed	(1,983)	–	(18,273)	–
Net increase (decrease)	39,227	–	$385,879	$–
Class C
Shares sold	21,460	–	$213,694	$–
Reinvestment of distributions	213	–	2,276	–
Shares redeemed	(1)	–	(15)	–
Net increase (decrease)	21,672	–	$215,955	$–
Class I
Shares sold	311,028	–	$3,116,572	$–
Reinvestment of distributions	2,157	–	23,019	–
Shares redeemed	(32,218)	–	(335,104)	–
Net increase (decrease)	280,967	–	$2,804,487	$–
Class Z
Shares sold	20,936	–	$207,081	$–
Reinvestment of distributions	292	–	3,116	–
Shares redeemed	(498)	–	(4,717)	–
Net increase (decrease)	20,730	–	$205,480	$–
Class Z6
Shares sold	106,399	–	$1,110,643	$–
Reinvestment of distributions	499	–	5,331	–
Shares redeemed	(419)	–	(4,427)	–
Net increase (decrease)	106,479	–	$1,111,547	$–

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 (b) For the period June 28, 2019 (commencement of operations) to March 31, 2020.

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Advisor Freedom 2025 Fund	Fidelity Advisor Freedom 2030 Fund	Fidelity Advisor Freedom 2035 Fund	Fidelity Advisor Freedom 2040 Fund
Fidelity Advisor Series Equity Growth Fund	11%	14%	15%	15%
Fidelity Advisor Series Growth Opportunities Fund	11%	14%	15%	15%
Fidelity Advisor Series Small Cap Fund	11%	14%	15%	15%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Series Equity Growth Fund	90%
Fidelity Advisor Series Growth Opportunities Fund	90%
Fidelity Advisor Series Small Cap Fund	89%

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following Fund:

Affiliated %

Fidelity Advisor Freedom 2065 Fund	14%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund and Fidelity Advisor Freedom 2065 Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund, and Fidelity Advisor Freedom 2065 Fund (the "Funds"), each a fund of Fidelity Aberdeen Street Trust, including the schedule of investments, as of March 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, except for Fidelity Advisor Freedom 2065 Fund; the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from June 28, 2019 (commencement of operations) to March 31, 2020 for the Fidelity Advisor Freedom 2065 Fund; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial positions of the Funds as of March 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the period mentioned above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

May 14, 2020

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 279 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray currently serves as Vice Chairman of Meijer, Inc. (regional retail chain, 2013-present). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Previously, Mr. McGinty served as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2019). Prior to joining Fidelity Investments, Mr. McGinty served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President and Chief Investment Officer of Global Asset Allocation and is an employee of Fidelity Investments (2018-present). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2013-2018).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 to March 31, 2020).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During Period-B October 1, 2019 to March 31, 2020
Advisor Freedom Income
Class A	.72%
Actual		$1,000.00	$973.70	$3.55
Hypothetical-C		$1,000.00	$1,021.40	$3.64
Class M	.97%
Actual		$1,000.00	$972.40	$4.78
Hypothetical-C		$1,000.00	$1,020.15	$4.90
Class C	1.47%
Actual		$1,000.00	$970.40	$7.24
Hypothetical-C		$1,000.00	$1,017.65	$7.41
Class I	.47%
Actual		$1,000.00	$974.10	$2.32
Hypothetical-C		$1,000.00	$1,022.65	$2.38
Class Z	.42%
Actual		$1,000.00	$975.20	$2.07
Hypothetical-C		$1,000.00	$1,022.90	$2.12
Class Z6	.37%
Actual		$1,000.00	$975.30	$1.83
Hypothetical-C		$1,000.00	$1,023.15	$1.87
Advisor Freedom 2005
Class A	.72%
Actual		$1,000.00	$965.00	$3.54
Hypothetical-C		$1,000.00	$1,021.40	$3.64
Class M	.97%
Actual		$1,000.00	$963.10	$4.76
Hypothetical-C		$1,000.00	$1,020.15	$4.90
Class C	1.48%
Actual		$1,000.00	$960.50	$7.25
Hypothetical-C		$1,000.00	$1,017.60	$7.47
Class I	.47%
Actual		$1,000.00	$965.50	$2.31
Hypothetical-C		$1,000.00	$1,022.65	$2.38
Class Z	.42%
Actual		$1,000.00	$966.20	$2.06
Hypothetical-C		$1,000.00	$1,022.90	$2.12
Class Z6	.37%
Actual		$1,000.00	$966.50	$1.82
Hypothetical-C		$1,000.00	$1,023.15	$1.87
Advisor Freedom 2010
Class A	.77%
Actual		$1,000.00	$951.10	$3.76
Hypothetical-C		$1,000.00	$1,021.15	$3.89
Class M	1.02%
Actual		$1,000.00	$950.10	$4.97
Hypothetical-C		$1,000.00	$1,019.90	$5.15
Class C	1.52%
Actual		$1,000.00	$947.70	$7.40
Hypothetical-C		$1,000.00	$1,017.40	$7.67
Class I	.52%
Actual		$1,000.00	$952.40	$2.54
Hypothetical-C		$1,000.00	$1,022.40	$2.63
Class Z	.46%
Actual		$1,000.00	$951.90	$2.24
Hypothetical-C		$1,000.00	$1,022.70	$2.33
Class Z6	.39%
Actual		$1,000.00	$953.10	$1.90
Hypothetical-C		$1,000.00	$1,023.05	$1.97
Advisor Freedom 2015
Class A	.81%
Actual		$1,000.00	$936.60	$3.92
Hypothetical-C		$1,000.00	$1,020.95	$4.09
Class M	1.06%
Actual		$1,000.00	$935.80	$5.13
Hypothetical-C		$1,000.00	$1,019.70	$5.35
Class C	1.56%
Actual		$1,000.00	$934.10	$7.54
Hypothetical-C		$1,000.00	$1,017.20	$7.87
Class I	.56%
Actual		$1,000.00	$938.30	$2.71
Hypothetical-C		$1,000.00	$1,022.20	$2.83
Class Z	.49%
Actual		$1,000.00	$938.70	$2.37
Hypothetical-C		$1,000.00	$1,022.55	$2.48
Class Z6	.41%
Actual		$1,000.00	$939.40	$1.99
Hypothetical-C		$1,000.00	$1,022.95	$2.07
Advisor Freedom 2020
Class A	.85%
Actual		$1,000.00	$924.00	$4.09
Hypothetical-C		$1,000.00	$1,020.75	$4.29
Class M	1.10%
Actual		$1,000.00	$923.00	$5.29
Hypothetical-C		$1,000.00	$1,019.50	$5.55
Class C	1.60%
Actual		$1,000.00	$921.00	$7.68
Hypothetical-C		$1,000.00	$1,017.00	$8.07
Class I	.60%
Actual		$1,000.00	$925.10	$2.89
Hypothetical-C		$1,000.00	$1,022.00	$3.03
Class Z	.53%
Actual		$1,000.00	$925.40	$2.55
Hypothetical-C		$1,000.00	$1,022.35	$2.68
Class Z6	.43%
Actual		$1,000.00	$926.50	$2.07
Hypothetical-C		$1,000.00	$1,022.85	$2.17
Advisor Freedom 2025
Class A	.90%
Actual		$1,000.00	$914.60	$4.31
Hypothetical-C		$1,000.00	$1,020.50	$4.55
Class M	1.15%
Actual		$1,000.00	$913.10	$5.50
Hypothetical-C		$1,000.00	$1,019.25	$5.81
Class C	1.65%
Actual		$1,000.00	$910.40	$7.88
Hypothetical-C		$1,000.00	$1,016.75	$8.32
Class I	.65%
Actual		$1,000.00	$915.00	$3.11
Hypothetical-C		$1,000.00	$1,021.75	$3.29
Class Z	.56%
Actual		$1,000.00	$916.00	$2.68
Hypothetical-C		$1,000.00	$1,022.20	$2.83
Class Z6	.45%
Actual		$1,000.00	$916.50	$2.16
Hypothetical-C		$1,000.00	$1,022.75	$2.28
Advisor Freedom 2030
Class A	.94%
Actual		$1,000.00	$899.90	$4.46
Hypothetical-C		$1,000.00	$1,020.30	$4.75
Class M	1.19%
Actual		$1,000.00	$898.60	$5.65
Hypothetical-C		$1,000.00	$1,019.05	$6.01
Class C	1.69%
Actual		$1,000.00	$896.80	$8.01
Hypothetical-C		$1,000.00	$1,016.55	$8.52
Class I	.69%
Actual		$1,000.00	$901.10	$3.28
Hypothetical-C		$1,000.00	$1,021.55	$3.49
Class Z	.60%
Actual		$1,000.00	$901.20	$2.85
Hypothetical-C		$1,000.00	$1,022.00	$3.03
Class Z6	.47%
Actual		$1,000.00	$902.00	$2.23
Hypothetical-C		$1,000.00	$1,022.65	$2.38
Advisor Freedom 2035
Class A	.98%
Actual		$1,000.00	$877.10	$4.60
Hypothetical-C		$1,000.00	$1,020.10	$4.95
Class M	1.23%
Actual		$1,000.00	$876.50	$5.77
Hypothetical-C		$1,000.00	$1,018.85	$6.21
Class C	1.73%
Actual		$1,000.00	$874.00	$8.11
Hypothetical-C		$1,000.00	$1,016.35	$8.72
Class I	.73%
Actual		$1,000.00	$878.60	$3.43
Hypothetical-C		$1,000.00	$1,021.35	$3.69
Class Z	.63%
Actual		$1,000.00	$878.60	$2.96
Hypothetical-C		$1,000.00	$1,021.85	$3.18
Class Z6	.49%
Actual		$1,000.00	$880.10	$2.30
Hypothetical-C		$1,000.00	$1,022.55	$2.48
Advisor Freedom 2040
Class A	1.00%
Actual		$1,000.00	$865.50	$4.66
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class M	1.25%
Actual		$1,000.00	$864.50	$5.83
Hypothetical-C		$1,000.00	$1,018.75	$6.31
Class C	1.75%
Actual		$1,000.00	$862.40	$8.15
Hypothetical-C		$1,000.00	$1,016.25	$8.82
Class I	.75%
Actual		$1,000.00	$866.80	$3.50
Hypothetical-C		$1,000.00	$1,021.25	$3.79
Class Z	.65%
Actual		$1,000.00	$867.60	$3.03
Hypothetical-C		$1,000.00	$1,021.75	$3.29
Class Z6	.50%
Actual		$1,000.00	$867.80	$2.33
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Advisor Freedom 2045
Class A	1.00%
Actual		$1,000.00	$865.00	$4.66
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class M	1.25%
Actual		$1,000.00	$864.80	$5.83
Hypothetical-C		$1,000.00	$1,018.75	$6.31
Class C	1.75%
Actual		$1,000.00	$862.40	$8.15
Hypothetical-C		$1,000.00	$1,016.25	$8.82
Class I	.75%
Actual		$1,000.00	$866.70	$3.50
Hypothetical-C		$1,000.00	$1,021.25	$3.79
Class Z	.65%
Actual		$1,000.00	$866.60	$3.03
Hypothetical-C		$1,000.00	$1,021.75	$3.29
Class Z6	.50%
Actual		$1,000.00	$868.40	$2.34
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Advisor Freedom 2050
Class A	1.00%
Actual		$1,000.00	$866.00	$4.67
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class M	1.25%
Actual		$1,000.00	$864.40	$5.83
Hypothetical-C		$1,000.00	$1,018.75	$6.31
Class C	1.75%
Actual		$1,000.00	$862.10	$8.15
Hypothetical-C		$1,000.00	$1,016.25	$8.82
Class I	.75%
Actual		$1,000.00	$867.00	$3.50
Hypothetical-C		$1,000.00	$1,021.25	$3.79
Class Z	.65%
Actual		$1,000.00	$867.10	$3.03
Hypothetical-C		$1,000.00	$1,021.75	$3.29
Class Z6	.49%
Actual		$1,000.00	$869.40	$2.29
Hypothetical-C		$1,000.00	$1,022.55	$2.48
Advisor Freedom 2055
Class A	1.00%
Actual		$1,000.00	$866.20	$4.67
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class M	1.25%
Actual		$1,000.00	$864.60	$5.83
Hypothetical-C		$1,000.00	$1,018.75	$6.31
Class C	1.75%
Actual		$1,000.00	$862.30	$8.15
Hypothetical-C		$1,000.00	$1,016.25	$8.82
Class I	.75%
Actual		$1,000.00	$866.20	$3.50
Hypothetical-C		$1,000.00	$1,021.25	$3.79
Class Z	.65%
Actual		$1,000.00	$867.20	$3.03
Hypothetical-C		$1,000.00	$1,021.75	$3.29
Class Z6	.49%
Actual		$1,000.00	$868.50	$2.29
Hypothetical-C		$1,000.00	$1,022.55	$2.48
Advisor Freedom 2060
Class A	1.00%
Actual		$1,000.00	$865.40	$4.66
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class M	1.25%
Actual		$1,000.00	$863.80	$5.82
Hypothetical-C		$1,000.00	$1,018.75	$6.31
Class C	1.75%
Actual		$1,000.00	$862.40	$8.15
Hypothetical-C		$1,000.00	$1,016.25	$8.82
Class I	.75%
Actual		$1,000.00	$866.90	$3.50
Hypothetical-C		$1,000.00	$1,021.25	$3.79
Class Z	.65%
Actual		$1,000.00	$866.90	$3.03
Hypothetical-C		$1,000.00	$1,021.75	$3.29
Class Z6	.50%
Actual		$1,000.00	$867.80	$2.33
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Advisor Freedom 2065
Class A	1.01%
Actual		$1,000.00	$865.20	$4.71
Hypothetical-C		$1,000.00	$1,019.95	$5.10
Class M	1.25%
Actual		$1,000.00	$863.90	$5.82
Hypothetical-C		$1,000.00	$1,018.75	$6.31
Class C	1.75%
Actual		$1,000.00	$862.30	$8.15
Hypothetical-C		$1,000.00	$1,016.25	$8.82
Class I	.75%
Actual		$1,000.00	$865.70	$3.50
Hypothetical-C		$1,000.00	$1,021.25	$3.79
Class Z	.64%
Actual		$1,000.00	$866.70	$2.99
Hypothetical-C		$1,000.00	$1,021.80	$3.23
Class Z6	.50%
Actual		$1,000.00	$867.70	$2.33
Hypothetical-C		$1,000.00	$1,022.50	$2.53

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Advisor Freedom Income Fund
Class A	05/11/20	05/08/20	$0.000	$0.125
Class M	05/11/20	05/08/20	$0.000	$0.125
Class C	05/11/20	05/08/20	$0.000	$0.125
Class I	05/11/20	05/08/20	$0.000	$0.125
Class Z	05/11/20	05/08/20	$0.000	$0.125
Class Z6	05/11/20	05/08/20	$0.000	$0.125
Fidelity Advisor Freedom 2005 Fund
Class A	05/11/20	05/08/20	$0.023	$0.221
Class M	05/11/20	05/08/20	$0.015	$0.221
Class C	05/11/20	05/08/20	$0.000	$0.219
Class I	05/11/20	05/08/20	$0.031	$0.221
Class Z	05/11/20	05/08/20	$0.034	$0.221
Class Z6	05/11/20	05/08/20	$0.035	$0.221
Fidelity Advisor Freedom 2010 Fund
Class A	05/11/20	05/08/20	$0.018	$0.297
Class M	05/11/20	05/08/20	$0.010	$0.297
Class C	05/11/20	05/08/20	$0.000	$0.290
Class I	05/11/20	05/08/20	$0.026	$0.297
Class Z	05/11/20	05/08/20	$0.028	$0.297
Class Z6	05/11/20	05/08/20	$0.031	$0.297
Fidelity Advisor Freedom 2015 Fund
Class A	05/11/20	05/08/20	$0.012	$0.407
Class M	05/11/20	05/08/20	$0.005	$0.407
Class C	05/11/20	05/08/20	$0.000	$0.396
Class I	05/11/20	05/08/20	$0.020	$0.407
Class Z	05/11/20	05/08/20	$0.022	$0.407
Class Z6	05/11/20	05/08/20	$0.024	$0.407
Fidelity Advisor Freedom 2020 Fund
Class A	05/11/20	05/08/20	$0.005	$0.465
Class M	05/11/20	05/08/20	$0.000	$0.461
Class C	05/11/20	05/08/20	$0.000	$0.451
Class I	05/11/20	05/08/20	$0.014	$0.465
Class Z	05/11/20	05/08/20	$0.018	$0.465
Class Z6	05/11/20	05/08/20	$0.021	$0.465
Fidelity Advisor Freedom 2025 Fund
Class A	05/11/20	05/08/20	$0.000	$0.435
Class M	05/11/20	05/08/20	$0.000	$0.431
Class C	05/11/20	05/08/20	$0.000	$0.431
Class I	05/11/20	05/08/20	$0.006	$0.439
Class Z	05/11/20	05/08/20	$0.010	$0.439
Class Z6	05/11/20	05/08/20	$0.013	$0.439
Fidelity Advisor Freedom 2030 Fund
Class A	05/11/20	05/08/20	$0.000	$0.508
Class M	05/11/20	05/08/20	$0.000	$0.501
Class C	05/11/20	05/08/20	$0.000	$0.497
Class I	05/11/20	05/08/20	$0.000	$0.518
Class Z	05/11/20	05/08/20	$0.000	$0.523
Class Z6	05/11/20	05/08/20	$0.000	$0.526
Fidelity Advisor Freedom 2035 Fund
Class A	05/11/20	05/08/20	$0.000	$0.528
Class M	05/11/20	05/08/20	$0.000	$0.528
Class C	05/11/20	05/08/20	$0.000	$0.528
Class I	05/11/20	05/08/20	$0.000	$0.528
Class Z	05/11/20	05/08/20	$0.000	$0.528
Class Z6	05/11/20	05/08/20	$0.000	$0.528
Fidelity Advisor Freedom 2040 Fund
Class A	05/11/20	05/08/20	$0.000	$0.580
Class M	05/11/20	05/08/20	$0.000	$0.580
Class C	05/11/20	05/08/20	$0.000	$0.580
Class I	05/11/20	05/08/20	$0.000	$0.580
Class Z	05/11/20	05/08/20	$0.000	$0.580
Class Z6	05/11/20	05/08/20	$0.000	$0.580
Fidelity Advisor Freedom 2045 Fund
Class A	05/11/20	05/08/20	$0.000	$0.408
Class M	05/11/20	05/08/20	$0.000	$0.408
Class C	05/11/20	05/08/20	$0.000	$0.408
Class I	05/11/20	05/08/20	$0.000	$0.408
Class Z	05/11/20	05/08/20	$0.000	$0.408
Class Z6	05/11/20	05/08/20	$0.000	$0.408
Fidelity Advisor Freedom 2050 Fund
Class A	05/11/20	05/08/20	$0.000	$0.415
Class M	05/11/20	05/08/20	$0.000	$0.415
Class C	05/11/20	05/08/20	$0.000	$0.415
Class I	05/11/20	05/08/20	$0.000	$0.415
Class Z	05/11/20	05/08/20	$0.000	$0.415
Class Z6	05/11/20	05/08/20	$0.000	$0.415
Fidelity Advisor Freedom 2055 Fund
Class A	05/11/20	05/08/20	$0.000	$0.448
Class M	05/11/20	05/08/20	$0.000	$0.448
Class C	05/11/20	05/08/20	$0.000	$0.448
Class I	05/11/20	05/08/20	$0.000	$0.448
Class Z	05/11/20	05/08/20	$0.000	$0.448
Class Z6	05/11/20	05/08/20	$0.000	$0.448
Fidelity Advisor Freedom 2060 Fund
Class A	05/11/20	05/08/20	$0.000	$0.361
Class M	05/11/20	05/08/20	$0.000	$0.361
Class C	05/11/20	05/08/20	$0.000	$0.361
Class I	05/11/20	05/08/20	$0.000	$0.365
Class Z	05/11/20	05/08/20	$0.000	$0.369
Class Z6	05/11/20	05/08/20	$0.000	$0.374
Fidelity Advisor Freedom 2065 Fund
Class A	05/11/20	05/08/20	$0.000	$0.126
Class M	05/11/20	05/08/20	$0.000	$0.122
Class C	05/11/20	05/08/20	$0.000	$0.122
Class I	05/11/20	05/08/20	$0.000	$0.129
Class Z	05/11/20	05/08/20	$0.000	$0.122
Class Z6	05/11/20	05/08/20	$0.000	$0.131

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2020, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Advisor Freedom Income Fund	$3,899,286
Fidelity Advisor Freedom 2005 Fund	$5,119,289
Fidelity Advisor Freedom 2010 Fund	$16,051,696
Fidelity Advisor Freedom 2015 Fund	$47,895,465
Fidelity Advisor Freedom 2020 Fund	$111,037,501
Fidelity Advisor Freedom 2025 Fund	$131,357,106
Fidelity Advisor Freedom 2030 Fund	$143,001,401
Fidelity Advisor Freedom 2035 Fund	$125,437,108
Fidelity Advisor Freedom 2040 Fund	$106,900,914
Fidelity Advisor Freedom 2045 Fund	$65,194,988
Fidelity Advisor Freedom 2050 Fund	$52,974,088
Fidelity Advisor Freedom 2055 Fund	$28,666,443
Fidelity Advisor Freedom 2060 Fund	$8,549,439
Fidelity Advisor Freedom 2065 Fund	$101,455

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Advisor Freedom Income Fund
Class A	26.67%
Class M	26.67%
Class C	26.67%
Class I	26.67%
Class Z	26.67%
Class Z6	26.67%
Fidelity Advisor Freedom 2005 Fund
Class A	23.15%
Class M	23.15%
Class C	23.15%
Class I	23.15%
Class Z	23.15%
Class Z6	23.15%
Fidelity Advisor Freedom 2010 Fund
Class A	18.92%
Class M	18.92%
Class C	18.92%
Class I	18.92%
Class Z	18.92%
Class Z6	18.92%
Fidelity Advisor Freedom 2015 Fund
Class A	15.54%
Class M	15.54%
Class C	15.54%
Class I	15.54%
Class Z	15.54%
Class Z6	15.54%
Fidelity Advisor Freedom 2020 Fund
Class A	13.01%
Class M	13.01%
Class C	13.01%
Class I	13.01%
Class Z	13.01%
Class Z6	13.01%
Fidelity Advisor Freedom 2025 Fund
Class A	10.82%
Class M	10.82%
Class C	10.82%
Class I	10.82%
Class Z	10.82%
Class Z6	10.82%
Fidelity Advisor Freedom 2030 Fund
Class A	9.54%
Class M	9.54%
Class C	9.54%
Class I	9.54%
Class Z	9.54%
Class Z6	9.54%
Fidelity Advisor Freedom 2035 Fund
Class A	5.32%
Class M	5.32%
Class C	5.32%
Class I	5.32%
Class Z	5.32%
Class Z6	5.32%
Fidelity Advisor Freedom 2040 Fund
Class A	5.01%
Class M	5.01%
Class C	5.01%
Class I	5.01%
Class Z	5.01%
Class Z6	5.01%
Fidelity Advisor Freedom 2045 Fund
Class A	4.84%
Class M	4.84%
Class C	4.84%
Class I	4.84%
Class Z	4.84%
Class Z6	4.84%
Fidelity Advisor Freedom 2050 Fund
Class A	4.84%
Class M	4.84%
Class C	4.84%
Class I	4.84%
Class Z	4.84%
Class Z6	4.84%
Fidelity Advisor Freedom 2055 Fund
Class A	4.70%
Class M	4.70%
Class C	4.70%
Class I	4.70%
Class Z	4.70%
Class Z6	4.70%
Fidelity Advisor Freedom 2060 Fund
Class A	4.96%
Class C	4.96%
Class I	4.96%
Class M	4.96%
Class Z	4.96%
Class Z6	4.96%
Fidelity Advisor Freedom 2065 Fund
Class A	4.20%
Class C	4.20%
Class I	4.20%
Class M	4.20%
Class Z	4.20%
Class Z6	4.20%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Class A	Class M	Class C	Class I	Class Z	Class Z6
Fidelity Advisor Freedom Income Fund
April 2019	–	–	–	–	–	–
May 2019	5%	6%	15%	4%	4%	4%
June 2019	7%	8%	18%	5%	4%	5%
July 2019	6%	7%	15%	5%	5%	5%
August 2019	6%	7%	12%	5%	5%	5%
September 2019	6%	8%	14%	5%	5%	5%
October 2019	6%	7%	9%	5%	5%	5%
November 2019	6%	8%	18%	5%	5%	5%
December 2019	6%	7%	7%	6%	6%	6%
February 2020	1%	2%	3%	1%	1%	1%
March 2020	4%	–	–	1%	1%	1%
Fidelity Advisor Freedom 2005 Fund
May 2019	1%	2%	–	1%	1%	1%
December 2019	10%	11%	14%	9%	8%	8%
Fidelity Advisor Freedom 2010 Fund
May 2019	2%	3%	–	2%	1%	1%
December 2019	14%	15%	21%	12%	12%	11%
Fidelity Advisor Freedom 2015 Fund
May 2019	4%	7%	–	3%	2%	3%
December 2019	18%	20%	29%	16%	15%	15%
Fidelity Advisor Freedom 2020 Fund
May 2019	9%	33%	–	5%	3%	4%
December 2019	23%	25%	34%	20%	18%	18%
Fidelity Advisor Freedom 2025 Fund
May 2019	8%	24%	–	5%	3%	3%
December 2019	26%	30%	39%	24%	22%	21%
Fidelity Advisor Freedom 2030 Fund
May 2019	27%	–	–	12%	4%	7%
December 2019	34%	38%	51%	30%	27%	27%
Fidelity Advisor Freedom 2035 Fund
May 2019	34%	–	–	14%	6%	8%
December 2019	46%	52%	71%	40%	36%	35%
Fidelity Advisor Freedom 2040 Fund
May 2019	40%	–	–	17%	7%	9%
December 2019	51%	58%	81%	44%	39%	38%
Fidelity Advisor Freedom 2045 Fund
May 2019	38%	–	–	16%	7%	10%
December 2019	50%	57%	76%	43%	39%	38%
Fidelity Advisor Freedom 2050 Fund
May 2019	25%	–	–	15%	8%	10%
December 2019	49%	57%	79%	43%	38%	38%
Fidelity Advisor Freedom 2055 Fund
May 2019	16%	55%	–	10%	5%	6%
December 2019	48%	55%	76%	42%	38%	37%
Fidelity Advisor Freedom 2060 Fund
May 2019	14%	38%	–	9%	7%	7%
December 2019	45%	51%	68%	40%	36%	35%
Fidelity Advisor Freedom 2065 Fund
December 2019	30%	34%	43%	29%	29%	29%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Class I	Class Z	Class Z6
Fidelity Advisor Freedom Income Fund
April 2019	–	–	–	–	–	–
May 2019	16%	19%	46%	14%	14%	13%
June 2019	20%	24%	54%	16%	14%	15%
July 2019	19%	23%	45%	16%	16%	15%
August 2019	19%	22%	35%	17%	16%	16%
September 2019	19%	23%	42%	16%	16%	16%
October 2019	19%	21%	28%	17%	17%	17%
November 2019	19%	25%	55%	16%	15%	15%
December 2019	19%	20%	22%	18%	17%	17%
February 2020	2%	2%	3%	2%	2%	2%
March 2020	4%	–	–	1%	1%	1%
Fidelity Advisor Freedom 2005 Fund
May 2019	2%	3%	–	2%	2%	2%
December 2019	25%	29%	38%	23%	22%	21%
Fidelity Advisor Freedom 2010 Fund
May 2019	4%	5%	–	3%	2%	3%
December 2019	33%	37%	49%	30%	28%	28%
Fidelity Advisor Freedom 2015 Fund
May 2019	7%	11%	–	5%	3%	4%
December 2019	42%	46%	65%	38%	35%	35%
Fidelity Advisor Freedom 2020 Fund
May 2019	16%	56%	–	10%	5%	7%
December 2019	51%	57%	76%	45%	42%	41%
Fidelity Advisor Freedom 2025 Fund
May 2019	8%	23%	–	5%	3%	4%
December 2019	59%	66%	87%	53%	48%	48%
Fidelity Advisor Freedom 2030 Fund
May 2019	37%	–	–	16%	7%	10%
December 2019	74%	83%	100%	65%	60%	58%
Fidelity Advisor Freedom 2035 Fund
May 2019	89%	–	–	38%	15%	23%
December 2019	100%	100%	100%	87%	78%	77%
Fidelity Advisor Freedom 2040 Fund
May 2019	97%	–	–	42%	17%	23%
December 2019	100%	100%	100%	100%	100%	100%
Fidelity Advisor Freedom 2045 Fund
May 2019	94%	–	–	39%	17%	24%
December 2019	100%	100%	100%	100%	100%	100%
Fidelity Advisor Freedom 2050 Fund
May 2019	96%	–	–	58%	32%	38%
December 2019	100%	100%	100%	100%	100%	99%
Fidelity Advisor Freedom 2055 Fund
May 2019	58%	100%	–	35%	17%	23%
December 2019	100%	100%	100%	96%	86%	85%
Fidelity Advisor Freedom 2060 Fund
May 2019	41%	100%	–	27%	20%	20%
December 2019	99%	100%	100%	88%	79%	78%
Fidelity Advisor Freedom 2065 Fund
December 2019	74%	82%	100%	71%	71%	71%

A percentage of the dividends distributed during the prior fiscal year for the following funds qualify as a section 199A dividend:

	Class A	Class M	Class C	Class I	Class Z	Class Z6
Fidelity Advisor Freedom Income Fund
February 2019	2%	2%	3%	1%	1%	1%
March 2019	2%	2%	4%	1%	1%	1%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

	Class A	Class M	Class C	Class I	Class Z	Class Z6
Fidelity Advisor Freedom Income Fund
April 2019	–	–	–	–	–	–
May 2019	1%	2%	3%	1%	1%	1%
June 2019	2%	2%	4%	1%	1%	1%
July 2019	2%	2%	3%	2%	2%	1%
August 2019	2%	2%	3%	2%	1%	1%
September 2019	2%	2%	3%	1%	1%	1%
October 2019	2%	2%	2%	2%	2%	2%
November 2019	2%	2%	4%	1%	1%	1%
December 2019	2%	2%	2%	2%	2%	2%
February 2020	1%	1%	2%	1%	1%	1%
March 2020	2%	–	–	1%	1%	1%
Fidelity Advisor Freedom 2005 Fund
May 2019	1%	2%	–	1%	1%	1%
December 2019	2%	2%	3%	2%	2%	2%
Fidelity Advisor Freedom 2010 Fund
May 2019	1%	2%	–	1%	1%	1%
December 2019	2%	2%	3%	2%	2%	2%
Fidelity Advisor Freedom 2015 Fund
May 2019	2%	3%	–	2%	1%	1%
December 2019	2%	3%	4%	2%	2%	2%
Fidelity Advisor Freedom 2020 Fund
May 2019	3%	11%	–	2%	1%	2%
December 2019	3%	3%	4%	3%	2%	2%
Fidelity Advisor Freedom 2025 Fund
May 2019	3%	8%	–	2%	1%	2%
December 2019	3%	3%	4%	3%	3%	3%
Fidelity Advisor Freedom 2030 Fund
May 2019	1%	–	–	1%	1%	1%
December 2019	4%	4%	–	3%	3%	3%
Fidelity Advisor Freedom 2035 Fund
May 2019	7%	–	–	3%	2%	2%
December 2019	1%	–	–	9%	8%	8%
Fidelity Advisor Freedom 2040 Fund
May 2019	4%	–	–	4%	2%	2%
December 2019	–	–	–	–	–	–
Fidelity Advisor Freedom 2045 Fund
May 2019	6%	–	–	3%	1%	2%
December 2019	–	–	–	–	–	–
Fidelity Advisor Freedom 2050 Fund
May 2019	4%	–	–	2%	2%	2%
December 2019	–	–	–	–	1%	2%
Fidelity Advisor Freedom 2055 Fund
May 2019	4%	–	–	3%	2%	2%
December 2019	–	–	–	5%	15%	16%
Fidelity Advisor Freedom 2060 Fund
May 2019	3%	–	–	2%	2%	2%
December 2019	2%	–	–	4%	4%	4%
Fidelity Advisor Freedom 2065 Fund
December 2019	3%	3%	–	3%	3%	3%

The funds will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

AFF-ANN-0520
1.792114.117

Fidelity Freedom® Index Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065

Annual Report

March 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Fidelity Freedom® Index Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 (plan accounts and Institutional Premium Class) or 1-800-544-8544 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to shareholders:
(No Action is Required by You)

As part of a regular review of its organizational structure, Fidelity has decided to merge certain entities to streamline operations, increase efficiency, simplify reporting, and reduce legal, compliance, and accounting complexity and costs. In separate events, Fidelity has merged four of its investment advisers and two of its broker-dealers.

Effective on or about January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Management & Research Company LLC”.

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. (“FIISC”). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Distributors Company LLC”.

These mergers are not expected to affect fund shareholders or Fidelity clients, nor are they expected to result in any changes to the day-to-day management of Fidelity’s brokerage services, the Fidelity funds, their investment policies and practices, their portfolio management teams, or the funds’ expenses.

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity Freedom® Index Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Past 5 years	Past 10 years
Investor Class	3.83%	3.20%	3.59%
Institutional Premium Class	3.98%	3.26%	3.62%

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index Income Fund - Investor Class on March 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$14,236	Fidelity Freedom® Index Income Fund - Investor Class
$14,639	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® Index 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Past 5 years	Past 10 years
Investor Class	2.91%	3.58%	4.58%
Institutional Premium Class	2.95%	3.62%	4.61%

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2005 Fund - Investor Class on March 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,655	Fidelity Freedom® Index 2005 Fund - Investor Class
$14,639	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® Index 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Past 5 years	Past 10 years
Investor Class	1.34%	3.74%	5.24%
Institutional Premium Class	1.37%	3.79%	5.26%

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2010 Fund - Investor Class on March 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$16,660	Fidelity Freedom® Index 2010 Fund - Investor Class
$14,639	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® Index 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Past 5 years	Past 10 years
Investor Class	(0.17)%	3.88%	5.47%
Institutional Premium Class	(0.15)%	3.92%	5.49%

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2015 Fund - Investor Class on March 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$17,041	Fidelity Freedom® Index 2015 Fund - Investor Class
$14,639	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® Index 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Past 5 years	Past 10 years
Investor Class	(1.62)%	3.89%	5.72%
Institutional Premium Class	(1.57)%	3.95%	5.75%

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2020 Fund - Investor Class on March 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$17,446	Fidelity Freedom® Index 2020 Fund - Investor Class
$27,210	S&P 500® Index

Fidelity Freedom® Index 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Past 5 years	Past 10 years
Investor Class	(2.75)%	3.93%	6.21%
Institutional Premium Class	(2.71)%	3.98%	6.24%

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2025 Fund - Investor Class on March 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$18,267	Fidelity Freedom® Index 2025 Fund - Investor Class
$27,210	S&P 500® Index

Fidelity Freedom® Index 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Past 5 years	Past 10 years
Investor Class	(4.38)%	4.22%	6.52%
Institutional Premium Class	(4.40)%	4.28%	6.55%

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2030 Fund - Investor Class on March 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$18,813	Fidelity Freedom® Index 2030 Fund - Investor Class
$27,210	S&P 500® Index

Fidelity Freedom® Index 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Past 5 years	Past 10 years
Investor Class	(7.39)%	4.06%	6.71%
Institutional Premium Class	(7.33)%	4.12%	6.75%

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2035 Fund - Investor Class on March 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$19,149	Fidelity Freedom® Index 2035 Fund - Investor Class
$27,210	S&P 500® Index

Fidelity Freedom® Index 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Past 5 years	Past 10 years
Investor Class	(8.93)%	3.74%	6.58%
Institutional Premium Class	(8.89)%	3.79%	6.61%

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2040 Fund - Investor Class on March 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$18,920	Fidelity Freedom® Index 2040 Fund - Investor Class
$27,210	S&P 500® Index

Fidelity Freedom® Index 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Past 5 years	Past 10 years
Investor Class	(8.96)%	3.73%	6.64%
Institutional Premium Class	(8.88)%	3.79%	6.67%

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2045 Fund - Investor Class on March 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$19,012	Fidelity Freedom® Index 2045 Fund - Investor Class
$27,210	S&P 500® Index

Fidelity Freedom® Index 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Past 5 years	Past 10 years
Investor Class	(8.95)%	3.72%	6.64%
Institutional Premium Class	(8.91)%	3.77%	6.66%

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2050 Fund - Investor Class on March 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$19,012	Fidelity Freedom® Index 2050 Fund - Investor Class
$27,210	S&P 500® Index

Fidelity Freedom® Index 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Past 5 years	Life of fundA
Investor Class	(8.94)%	3.72%	5.85%
Institutional Premium Class	(8.85)%	3.79%	5.89%

 A From June 1, 2011

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2055 Fund - Investor Class on June 1, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$16,528	Fidelity Freedom® Index 2055 Fund - Investor Class
$23,650	S&P 500® Index

Fidelity Freedom® Index 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Past 5 years	Life of fundA
Investor Class	(8.95)%	3.72%	4.15%
Institutional Premium Class	(8.93)%	3.77%	4.20%

 A From August 5, 2014

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2060 Fund - Investor Class on August 5, 2014, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$12,590	Fidelity Freedom® Index 2060 Fund - Investor Class
$15,122	S&P 500® Index

Fidelity Freedom® Index 2065 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity Freedom® Index 2065 Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2065 Fund - Investor Class on June 28, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$8,776	Fidelity Freedom® Index 2065 Fund - Investor Class
$8,918	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The performance of financial assets during the 12-month period ending March 31, 2020 was significantly influenced by the outbreak and spread of a novel coronavirus in the first quarter of 2020. The outbreak curtailed global economic growth and the outlook for corporate earnings in domestic and foreign markets. Declared a pandemic on March 11, the crisis and containment efforts led to increased uncertainty, broad-based contraction in economic activity, higher volatility, and dislocation in the financial markets as investors digested new information. Against this backdrop, the Dow Jones U.S. Total Stock Market Index had a return of -9.28% for the year. By mid-March, the U.S. stock market entered bear-market territory less than a month after hitting an all-time high. The energy sector (-55%) fared worst, whereas information technology (+7%) stood out as the only sector with a positive return. Consumer staples and health care (-2% each) held up reasonably well. Large-cap stocks outpaced smaller-caps, while growth outpaced value. Elsewhere, commodities generally lagged equities. Non-U.S. equities returned -15.42% for the 12 months, according to the MSCI ACWI (All Country World Index) ex USA Index (Net MA). With the exception of Japan (-6%), all regions within the index experienced a double-digit decline. The U.K. and Asia Pacific ex Japan (-23% each) regions fared worst, while Europe ex U.K. (-12%) outperformed. Sector-wise, notable laggards included energy (-37%), real estate (-25%) and financials (-24%), while health care (+5%) and information technology (+2%) outperformed. Turning to fixed income, U.S. taxable investment-grade bonds (the Bloomberg Barclays U.S. Aggregate Bond Index) advanced 8.93%, as investors generally sought their perceived safety. Within the index, U.S. Treasury bonds led the way (+13%), while others securitized debt categories lagged. Extended (non-core) fixed income classes, such as leveraged loans fared poorly (-10%), as did high-yield bonds (-7%) and emerging-markets debt (-5).

Comments from Co-Portfolio Managers Andrew Dierdorf, Brett Sumsion and Finola McGuire Foley:  For the fiscal year, the Investor Class shares of each Fidelity Freedom® Index Fund posted a return, ranging from 3.83% for Fidelity Freedom® Index Income Fund to -8.96% for Fidelity Freedom Index 2045 Fund. Each Fund performed roughly in line with its respective Composite index. Non-U.S. and U.S. equities were the worst-performing asset classes the past 12 months, pressured by the spreading coronavirus and related “stay at home” guidelines from federal and state officials. In the U.S., a historically rapid and expansive U.S. monetary- and fiscal-policy response helped mitigate the most acute near-term liquidity issues, but the negative impact on the economy and corporate earnings was significant. The Funds’ investment in Fidelity® Series Global ex U.S. Index Fund, which invests in non-U.S. stocks, returned -15.67% the past 12 months, roughly in line with the -15.42% return of the MSCI ACWI (All Country World Index) ex U.S.A. Index (Net MA). An investment in Fidelity® Series Total Market Index Fund, which invests in large and small-cap stocks as well as growth and value stocks, returned -9.30%, about in line with the performance of the benchmark Dow Jones U.S. Total Stock Market Index (-9.28%). Looking at other asset classes, fixed-income and short-term securities performed well overall. Long-term U.S. Treasury bonds performed best, as measured by the 32.64% advance of the Bloomberg Barclays U.S. Long-Term Treasury Bond Index. Comparatively, our position in Fidelity® Series Long-Term Treasury Bond Index Fund gained 33.19%. The Bloomberg Barclays U.S. Aggregate Bond Index, the benchmark for investment-grade bonds, gained 8.93%, compared to a gain of 9.18% for our stake in Fidelity® Series Investment Grade Bond Index Fund. Inflation-protected securities and short-term securities returned 4.50% and 2.57%, respectively, as measured by the Bloomberg Barclays 1-10 TIPS Index and the Bloomberg Barclays 3-6 Month Treasury Bond Index. The Funds' investments in those two asset classes roughly kept pace with the benchmarks.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  Board approval has been requested to launch a new share class for each fund. If approved, the new share class will launch on June 26, 2020.

Fidelity Freedom® Index Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Bond Index Fund	45.7
Fidelity Series Treasury Bill Index Fund	22.6
Fidelity Series Total Market Index Fund	11.2
Fidelity Series Inflation-Protected Bond Index Fund	10.0
Fidelity Series Global ex U.S. Index Fund	7.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Cash Central Fund 0.29%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	11.2%
International Equity Funds	7.5%
Bond Funds	48.7%
Inflation-Protected Bond Funds	10.0%
Short-Term Funds	22.6%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index Income Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 11.2%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $71,316,365)	7,239,626	62,405,580

International Equity Funds - 7.5%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $46,920,980)	4,155,271	41,926,680

Bond Funds - 48.7%
Fidelity Series Bond Index Fund (a)	24,025,371	255,629,952
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,578,525	16,874,437
TOTAL BOND FUNDS
(Cost $256,367,596)		272,504,389

Inflation-Protected Bond Funds - 10.0%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $55,495,052)	5,547,839	55,922,222

Short-Term Funds - 22.6%
Fidelity Cash Central Fund 0.29% (b)	19	20
Fidelity Series Treasury Bill Index Fund (a)	12,560,176	126,104,162
TOTAL SHORT-TERM FUNDS
(Cost $125,584,205)		126,104,182
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $555,684,198)		558,863,053
NET OTHER ASSETS (LIABILITIES) - 0.0%		(44,519)
NET ASSETS - 100%		$558,818,534

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16
Total	$16

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$--	$278,904,165	$36,134,739	$5,566,492	$13,077	$12,847,449	$255,629,952
Fidelity Series Global ex U.S. Index Fund	20,110,090	33,646,911	3,701,992	827,049	(196,926)	(7,931,403)	41,926,680
Fidelity Series Inflation-Protected Bond Index Fund	35,147,725	26,134,905	6,489,560	730,526	(230,938)	1,360,090	55,922,222
Fidelity Series Long-Term Treasury Bond Index Fund	10,750,841	9,589,489	6,468,635	1,470,671	202,809	2,799,933	16,874,437
Fidelity Series Total Market Index Fund	--	92,831,063	21,507,478	838,214	(7,220)	(8,910,785)	62,405,580
Fidelity Series Treasury Bill Index Fund	79,322,502	60,986,574	14,817,153	2,013,833	15,041	597,198	126,104,162
Fidelity Total Market Index Fund Class F	46,997,134	2,867,178	51,473,180	223,856	24,412,010	(22,803,142)	--
Fidelity U.S. Bond Index Fund Class F	161,045,339	8,884,649	169,604,151	367,358	720,446	(1,046,283)	--
	$353,373,631	$513,844,934	$310,196,888	$12,037,999	$24,928,299	$(23,086,943)	$558,863,033

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index Income Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $20)	$20
Other affiliated issuers (cost $555,684,178)	558,863,033
Total Investment in Securities (cost $555,684,198)		$558,863,053
Cash		147
Receivable for investments sold		9,989,618
Receivable for fund shares sold		2,210,632
Total assets		571,063,450
Liabilities
Payable for investments purchased	$11,957,298
Payable for fund shares redeemed	242,945
Accrued management fee	44,673
Total liabilities		12,244,916
Net Assets		$558,818,534
Net Assets consist of:
Paid in capital		$554,617,992
Total accumulated earnings (loss)		4,200,542
Net Assets		$558,818,534
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($282,521,532 ÷ 24,352,436 shares)		$11.60
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($276,297,002 ÷ 23,848,162 shares)		$11.59

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$9,747,597
Income from Fidelity Central Funds		16
Total income		9,747,613
Expenses
Management fee	$406,777
Transfer agent fees	77,284
Independent trustees' fees and expenses	1,701
Total expenses before reductions	485,762
Expense reductions	(16,163)
Total expenses after reductions		469,599
Net investment income (loss)		9,278,014
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	24,928,430
Capital gain distributions from underlying funds:
Affiliated issuers	2,290,402
Total net realized gain (loss)		27,218,832
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(23,086,943)
Total change in net unrealized appreciation (depreciation)		(23,086,943)
Net gain (loss)		4,131,889
Net increase (decrease) in net assets resulting from operations		$13,409,903

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,278,014	$7,023,485
Net realized gain (loss)	27,218,832	2,934,205
Change in net unrealized appreciation (depreciation)	(23,086,943)	3,898,727
Net increase (decrease) in net assets resulting from operations	13,409,903	13,856,417
Distributions to shareholders	(35,256,615)	(9,588,519)
Share transactions - net increase (decrease)	227,317,964	58,712,635
Total increase (decrease) in net assets	205,471,252	62,980,533
Net Assets
Beginning of period	353,347,282	290,366,749
End of period	$558,818,534	$353,347,282

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index Income Fund Investor Class

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.98	$11.86	$11.63	$11.36	$11.52
Income from Investment Operations
Net investment income (loss)A	.24	.25	.20	.17	.16
Net realized and unrealized gain (loss)	.23	.22	.27	.28	(.15)
Total from investment operations	.47	.47	.47	.45	.01
Distributions from net investment income	(.24)	(.25)	(.19)	(.17)	(.16)
Distributions from net realized gain	(.62)	(.10)	(.04)	(.01)	(.01)
Total distributions	(.85)B	(.35)	(.24)C	(.18)	(.17)
Net asset value, end of period	$11.60	$11.98	$11.86	$11.63	$11.36
Total ReturnD	3.83%	4.09%	4.02%	4.02%	.10%
Ratios to Average Net AssetsE,F
Expenses before reductions	.12%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.08%	.07%
Expenses net of all reductions	.12%	.12%	.12%	.08%	.07%
Net investment income (loss)	1.96%	2.15%	1.69%	1.48%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$282,522	$167,641	$126,634	$118,421	$140,481
Portfolio turnover rateF	67%	51%	17%	52%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.85 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.618 per share.

 C Total distributions of $.24 per share is comprised of distributions from net investment income of $.192 and distributions from net realized gain of $.043 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index Income Fund Institutional Premium Class

Years ended March 31,	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$11.96	$11.84	$11.61	$11.35	$11.48
Income from Investment Operations
Net investment income (loss)B	.24	.26	.21	.18	.18
Net realized and unrealized gain (loss)	.25	.22	.26	.27	(.15)
Total from investment operations	.49	.48	.47	.45	.03
Distributions from net investment income	(.24)	(.26)	(.20)	(.18)	(.15)
Distributions from net realized gain	(.62)	(.10)	(.04)	(.01)	(.01)
Total distributions	(.86)	(.36)	(.24)	(.19)	(.16)
Net asset value, end of period	$11.59	$11.96	$11.84	$11.61	$11.35
Total ReturnC,D	3.98%	4.16%	4.07%	4.00%	.26%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%	.10%	.10%	.09%	.05%G
Expenses net of fee waivers, if any	.08%	.06%	.07%	.03%	.01%G
Expenses net of all reductions	.08%	.06%	.07%	.03%	.01%G
Net investment income (loss)	2.00%	2.21%	1.74%	1.54%	2.12%G
Supplemental Data
Net assets, end of period (000 omitted)	$276,297	$185,706	$163,733	$145,993	$108,865
Portfolio turnover rateF	67%	51%	17%	52%	22%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Bond Index Fund	43.7
Fidelity Series Treasury Bill Index Fund	19.7
Fidelity Series Total Market Index Fund	14.8
Fidelity Series Global ex U.S. Index Fund	9.9
Fidelity Series Inflation-Protected Bond Index Fund	8.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	14.8%
International Equity Funds	9.9%
Bond Funds	46.7%
Inflation-Protected Bond Funds	8.9%
Short-Term Funds	19.7%

Fidelity Freedom® Index 2005 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 14.8%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $29,577,828)	3,028,298	26,103,926

International Equity Funds - 9.9%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $19,385,776)	1,740,426	17,560,895

Bond Funds - 46.7%
Fidelity Series Bond Index Fund (a)	7,248,713	77,126,302
Fidelity Series Long-Term Treasury Bond Index Fund (a)	499,727	5,342,082
TOTAL BOND FUNDS
(Cost $77,324,715)		82,468,384

Inflation-Protected Bond Funds - 8.9%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $15,647,300)	1,570,654	15,832,193

Short-Term Funds - 19.7%
Fidelity Series Treasury Bill Index Fund (a)
(Cost $34,659,476)	3,466,217	34,800,814
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $176,595,095)		176,766,212
NET OTHER ASSETS (LIABILITIES) - 0.0%		(13,785)
NET ASSETS - 100%		$176,752,427

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$--	$91,467,762	$18,396,459	$1,747,423	$(7,304)	$4,062,303	$77,126,302
Fidelity Series Global ex U.S. Index Fund	10,573,328	13,069,897	2,868,823	365,703	(80,945)	(3,132,562)	17,560,895
Fidelity Series Inflation-Protected Bond Index Fund	11,202,177	7,228,909	2,954,527	211,070	(41,988)	397,622	15,832,193
Fidelity Series Long-Term Treasury Bond Index Fund	3,983,556	3,026,455	2,631,887	482,489	68,089	895,869	5,342,082
Fidelity Series Total Market Index Fund	--	42,000,293	12,505,982	370,127	83,517	(3,473,902)	26,103,926
Fidelity Series Treasury Bill Index Fund	24,507,215	16,822,976	6,694,130	575,172	535	164,218	34,800,814
Fidelity Total Market Index Fund Class F	24,629,144	534,965	25,988,339	114,008	12,787,715	(11,963,485)	--
Fidelity U.S. Bond Index Fund Class F	55,946,192	928,761	56,757,106	123,654	162,769	(280,616)	--
	$130,841,612	$175,080,018	$128,797,253	$3,989,646	$12,972,388	$(13,330,553)	$176,766,212

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $176,595,095)	$176,766,212
Total Investment in Securities (cost $176,595,095)		$176,766,212
Cash		82
Receivable for investments sold		4,011,583
Receivable for fund shares sold		464,908
Total assets		181,242,785
Liabilities
Payable for investments purchased	$4,096,287
Payable for fund shares redeemed	380,201
Accrued management fee	13,870
Total liabilities		4,490,358
Net Assets		$176,752,427
Net Assets consist of:
Paid in capital		$175,953,767
Total accumulated earnings (loss)		798,660
Net Assets		$176,752,427
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($93,764,589 ÷ 7,453,891 shares)		$12.58
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($82,987,838 ÷ 6,595,816 shares)		$12.58

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$3,237,831
Expenses
Management fee	$134,911
Transfer agent fees	27,723
Independent trustees' fees and expenses	577
Total expenses before reductions	163,211
Expense reductions	(5,905)
Total expenses after reductions		157,306
Net investment income (loss)		3,080,525
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	12,972,467
Capital gain distributions from underlying funds:
Affiliated issuers	751,815
Total net realized gain (loss)		13,724,282
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(13,330,553)
Total change in net unrealized appreciation (depreciation)		(13,330,553)
Net gain (loss)		393,729
Net increase (decrease) in net assets resulting from operations		$3,474,254

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,080,525	$2,560,903
Net realized gain (loss)	13,724,282	1,388,778
Change in net unrealized appreciation (depreciation)	(13,330,553)	1,346,484
Net increase (decrease) in net assets resulting from operations	3,474,254	5,296,165
Distributions to shareholders	(16,376,341)	(3,609,349)
Share transactions - net increase (decrease)	58,822,728	15,933,338
Total increase (decrease) in net assets	45,920,641	17,620,154
Net Assets
Beginning of period	130,831,786	113,211,632
End of period	$176,752,427	$130,831,786

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2005 Fund Investor Class

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.50	$13.36	$12.94	$12.45	$12.71
Income from Investment Operations
Net investment income (loss)A	.27	.29	.23	.20	.20
Net realized and unrealized gain (loss)	.17	.26	.47	.52	(.25)
Total from investment operations	.44	.55	.70	.72	(.05)
Distributions from net investment income	(.26)	(.26)	(.21)	(.20)	(.20)
Distributions from net realized gain	(1.10)	(.14)	(.07)	(.03)	–B
Total distributions	(1.36)	(.41)C	(.28)	(.23)	(.21)D
Net asset value, end of period	$12.58	$13.50	$13.36	$12.94	$12.45
Total ReturnE	2.91%	4.25%	5.41%	5.84%	(.40)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.12%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.09%	.07%
Expenses net of all reductions	.12%	.12%	.12%	.09%	.07%
Net investment income (loss)	1.96%	2.16%	1.74%	1.60%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$93,765	$66,875	$60,299	$43,767	$50,790
Portfolio turnover rateG	83%	52%	26%	52%	28%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.41 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.142 per share.

 D Total distributions of $.21 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.004 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2005 Fund Institutional Premium Class

Years ended March 31,	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$13.50	$13.36	$12.94	$12.45	$12.73
Income from Investment Operations
Net investment income (loss)B	.27	.30	.24	.21	.21
Net realized and unrealized gain (loss)	.17	.25	.46	.52	(.30)
Total from investment operations	.44	.55	.70	.73	(.09)
Distributions from net investment income	(.27)	(.27)	(.22)	(.21)	(.18)
Distributions from net realized gain	(1.10)	(.14)	(.07)	(.03)	–C
Total distributions	(1.36)D	(.41)	(.28)E	(.24)	(.19)F
Net asset value, end of period	$12.58	$13.50	$13.36	$12.94	$12.45
Total ReturnG,H	2.95%	4.31%	5.45%	5.90%	(.73)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.08%	.10%	.10%	.09%	.05%K
Expenses net of fee waivers, if any	.08%	.06%	.07%	.03%	.01%K
Expenses net of all reductions	.08%	.06%	.07%	.03%	.01%K
Net investment income (loss)	2.00%	2.22%	1.79%	1.66%	2.28%K
Supplemental Data
Net assets, end of period (000 omitted)	$82,988	$63,956	$52,913	$46,992	$28,910
Portfolio turnover rateJ	83%	52%	26%	52%	28%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $1.36 per share is comprised of distributions from net investment income of $.265 and distributions from net realized gain of $1.099 per share.

 E Total distributions of $.28 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.066 per share.

 F Total distributions of $.19 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.004 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Amounts do not include the activity of Underlying Funds.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Bond Index Fund	40.2
Fidelity Series Total Market Index Fund	20.2
Fidelity Series Treasury Bill Index Fund	15.6
Fidelity Series Global ex U.S. Index Fund	13.6
Fidelity Series Inflation-Protected Bond Index Fund	7.4
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	20.2%
International Equity Funds	13.6%
Bond Funds	43.2%
Inflation-Protected Bond Funds	7.4%
Short-Term Funds	15.6%

Fidelity Freedom® Index 2010 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 20.2%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $156,688,386)	15,867,836	136,780,743

International Equity Funds - 13.6%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $100,186,728)	9,118,827	92,008,968

Bond Funds - 43.2%
Fidelity Series Bond Index Fund (a)	25,538,792	271,732,748
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,916,450	20,486,851
TOTAL BOND FUNDS
(Cost $272,711,618)		292,219,599

Inflation-Protected Bond Funds - 7.4%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $49,951,379)	5,015,337	50,554,600

Short-Term Funds - 15.6%
Fidelity Series Treasury Bill Index Fund (a)
(Cost $104,960,599)	10,497,049	105,390,371
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $684,498,710)		676,954,281
NET OTHER ASSETS (LIABILITIES) - 0.0%		(52,653)
NET ASSETS - 100%		$676,901,628

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$--	$313,645,789	$57,741,805	$6,581,508	$464,490	$15,364,274	$271,732,748
Fidelity Series Global ex U.S. Index Fund	60,989,749	57,775,391	8,307,157	1,965,025	(458,329)	(17,990,686)	92,008,968
Fidelity Series Inflation-Protected Bond Index Fund	40,209,406	16,776,874	7,703,477	709,686	(32,444)	1,304,241	50,554,600
Fidelity Series Long-Term Treasury Bond Index Fund	17,192,727	9,041,227	9,884,283	1,936,087	776,654	3,360,526	20,486,851
Fidelity Series Total Market Index Fund	--	212,196,837	55,620,975	1,989,435	112,525	(19,907,644)	136,780,743
Fidelity Series Treasury Bill Index Fund	82,388,494	38,292,065	15,824,023	1,868,770	26,053	507,782	105,390,371
Fidelity Total Market Index Fund Class F	142,397,568	3,193,596	150,374,603	659,972	84,437,199	(79,653,760)	--
Fidelity U.S. Bond Index Fund Class F	221,012,303	3,821,796	224,373,229	490,671	659,877	(1,120,747)	--
	$564,190,247	$654,743,575	$529,829,552	$16,201,154	$85,986,025	$(98,136,014)	$676,954,281

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $684,498,710)	$676,954,281
Total Investment in Securities (cost $684,498,710)		$676,954,281
Cash		548
Receivable for investments sold		19,509,879
Receivable for fund shares sold		338,783
Total assets		696,803,491
Liabilities
Payable for investments purchased	$19,063,809
Payable for fund shares redeemed	784,842
Accrued management fee	53,212
Total liabilities		19,901,863
Net Assets		$676,901,628
Net Assets consist of:
Paid in capital		$680,985,200
Total accumulated earnings (loss)		(4,083,572)
Net Assets		$676,901,628
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($353,955,243 ÷ 28,703,112 shares)		$12.33
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($322,946,385 ÷ 26,183,349 shares)		$12.33

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$13,194,380
Expenses
Management fee	$540,443
Transfer agent fees	118,251
Independent trustees' fees and expenses	2,400
Total expenses before reductions	661,094
Expense reductions	(27,065)
Total expenses after reductions		634,029
Net investment income (loss)		12,560,351
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	85,986,544
Capital gain distributions from underlying funds:
Affiliated issuers	3,006,774
Total net realized gain (loss)		88,993,318
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(98,136,014)
Total change in net unrealized appreciation (depreciation)		(98,136,014)
Net gain (loss)		(9,142,696)
Net increase (decrease) in net assets resulting from operations		$3,417,655

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,560,351	$12,005,508
Net realized gain (loss)	88,993,318	13,050,615
Change in net unrealized appreciation (depreciation)	(98,136,014)	(978,730)
Net increase (decrease) in net assets resulting from operations	3,417,655	24,077,393
Distributions to shareholders	(99,261,191)	(25,813,763)
Share transactions - net increase (decrease)	208,593,558	6,980,109
Total increase (decrease) in net assets	112,750,022	5,243,739
Net Assets
Beginning of period	564,151,606	558,907,867
End of period	$676,901,628	$564,151,606

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2010 Fund Investor Class

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.17	$14.25	$13.72	$13.03	$13.36
Income from Investment Operations
Net investment income (loss)A	.27	.30	.25	.23	.20
Net realized and unrealized gain (loss)	.04B	.29	.65	.71	(.30)
Total from investment operations	.31	.59	.90	.94	(.10)
Distributions from net investment income	(.27)	(.30)	(.24)	(.22)	(.23)
Distributions from net realized gain	(1.88)	(.37)	(.14)	(.02)	–C
Total distributions	(2.15)	(.67)	(.37)D	(.25)E	(.23)
Net asset value, end of period	$12.33	$14.17	$14.25	$13.72	$13.03
Total ReturnF	1.34%	4.43%	6.62%	7.24%	(.72)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.12%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.09%	.08%
Expenses net of all reductions	.12%	.12%	.12%	.09%	.08%
Net investment income (loss)	1.93%	2.13%	1.77%	1.70%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$353,955	$254,371	$239,660	$205,267	$232,187
Portfolio turnover rateH	83%	45%	22%	36%	22%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount represents less than $.005 per share.

 D Total distributions of $.37 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.137 per share.

 E Total distributions of $.25 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.024 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2010 Fund Institutional Premium Class

Years ended March 31,	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$14.17	$14.25	$13.73	$13.03	$13.43
Income from Investment Operations
Net investment income (loss)B	.28	.31	.26	.24	.27
Net realized and unrealized gain (loss)	.04C	.29	.64	.71	(.46)
Total from investment operations	.32	.60	.90	.95	(.19)
Distributions from net investment income	(.28)	(.31)	(.24)	(.23)	(.21)
Distributions from net realized gain	(1.88)	(.37)	(.14)	(.02)	–D
Total distributions	(2.16)	(.68)	(.38)	(.25)	(.21)
Net asset value, end of period	$12.33	$14.17	$14.25	$13.73	$13.03
Total ReturnE,F	1.37%	4.49%	6.59%	7.39%	(1.39)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.08%	.10%	.10%	.09%	.05%I
Expenses net of fee waivers, if any	.08%	.06%	.07%	.04%	.02%I
Expenses net of all reductions	.08%	.06%	.07%	.04%	.02%I
Net investment income (loss)	1.98%	2.19%	1.82%	1.75%	2.81%I
Supplemental Data
Net assets, end of period (000 omitted)	$322,946	$309,781	$319,248	$286,173	$215,392
Portfolio turnover rateH	83%	45%	22%	36%	22%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Bond Index Fund	36.4
Fidelity Series Total Market Index Fund	25.7
Fidelity Series Global ex U.S. Index Fund	17.3
Fidelity Series Treasury Bill Index Fund	11.4
Fidelity Series Inflation-Protected Bond Index Fund	6.2
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	25.7%
International Equity Funds	17.3%
Bond Funds	39.4%
Inflation-Protected Bond Funds	6.2%
Short-Term Funds	11.4%

Fidelity Freedom® Index 2015 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 25.7%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $460,526,509)	46,583,362	401,548,581

International Equity Funds - 17.3%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $300,356,097)	26,785,529	270,265,990

Bond Funds - 39.4%
Fidelity Series Bond Index Fund (a)	53,550,713	569,779,591
Fidelity Series Long-Term Treasury Bond Index Fund (a)	4,436,739	47,428,737
TOTAL BOND FUNDS
(Cost $575,553,347)		617,208,328

Inflation-Protected Bond Funds - 6.2%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $96,362,660)	9,666,718	97,440,517

Short-Term Funds - 11.4%
Fidelity Series Treasury Bill Index Fund (a)
(Cost $177,807,356)	17,782,134	178,532,622
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,610,605,969)		1,564,996,038
NET OTHER ASSETS (LIABILITIES) - 0.0%		(120,691)
NET ASSETS - 100%		$1,564,875,347

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$--	$675,956,852	$139,568,051	$14,067,231	$1,326,681	$32,064,109	$569,779,591
Fidelity Series Global ex U.S. Index Fund	178,708,770	173,194,862	26,725,354	6,017,954	(1,484,357)	(53,427,931)	270,265,990
Fidelity Series Inflation-Protected Bond Index Fund	77,589,300	35,116,504	17,701,495	1,413,718	(175,034)	2,611,242	97,440,517
Fidelity Series Long-Term Treasury Bond Index Fund	40,310,575	22,675,573	25,112,691	4,658,601	1,826,678	7,728,602	47,428,737
Fidelity Series Total Market Index Fund	--	621,427,033	161,292,690	6,089,448	392,166	(58,977,928)	401,548,581
Fidelity Series Treasury Bill Index Fund	137,794,811	70,911,070	31,083,720	3,182,081	54,452	856,009	178,532,622
Fidelity Total Market Index Fund Class F	417,999,393	8,117,252	440,157,037	1,944,170	226,412,635	(212,372,243)	--
Fidelity U.S. Bond Index Fund Class F	466,952,280	6,733,341	472,702,192	1,036,407	547,988	(1,531,417)	--
	$1,319,355,129	$1,614,132,487	$1,314,343,230	$38,409,610	$228,901,209	$(283,049,557)	$1,564,996,038

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $1,610,605,969)	$1,564,996,038
Total Investment in Securities (cost $1,610,605,969)		$1,564,996,038
Cash		1,827
Receivable for investments sold		49,096,533
Receivable for fund shares sold		915,860
Total assets		1,615,010,258
Liabilities
Payable for investments purchased	$48,937,123
Payable for fund shares redeemed	1,075,246
Accrued management fee	122,542
Total liabilities		50,134,911
Net Assets		$1,564,875,347
Net Assets consist of:
Paid in capital		$1,604,545,662
Total accumulated earnings (loss)		(39,670,315)
Net Assets		$1,564,875,347
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($887,109,821 ÷ 69,651,360 shares)		$12.74
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($677,765,526 ÷ 53,239,889 shares)		$12.73

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$31,097,611
Expenses
Management fee	$1,311,331
Transfer agent fees	285,297
Independent trustees' fees and expenses	5,656
Total expenses before reductions	1,602,284
Expense reductions	(62,509)
Total expenses after reductions		1,539,775
Net investment income (loss)		29,557,836
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	228,902,994
Capital gain distributions from underlying funds:
Affiliated issuers	7,311,999
Total net realized gain (loss)		236,214,993
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(283,049,557)
Total change in net unrealized appreciation (depreciation)		(283,049,557)
Net gain (loss)		(46,834,564)
Net increase (decrease) in net assets resulting from operations		$(17,276,728)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,557,836	$26,923,666
Net realized gain (loss)	236,214,993	14,861,172
Change in net unrealized appreciation (depreciation)	(283,049,557)	16,015,397
Net increase (decrease) in net assets resulting from operations	(17,276,728)	57,800,235
Distributions to shareholders	(261,095,790)	(39,581,607)
Share transactions - net increase (decrease)	523,987,798	103,392,576
Total increase (decrease) in net assets	245,615,280	121,611,204
Net Assets
Beginning of period	1,319,260,067	1,197,648,863
End of period	$1,564,875,347	$1,319,260,067

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2015 Fund Investor Class

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$15.09	$14.92	$14.11	$13.22	$13.62
Income from Investment Operations
Net investment income (loss)A	.29	.32	.27	.25	.23
Net realized and unrealized gain (loss)	(.12)	.33	.83	.89	(.38)
Total from investment operations	.17	.65	1.10	1.14	(.15)
Distributions from net investment income	(.29)	(.31)	(.25)	(.24)	(.25)
Distributions from net realized gain	(2.23)	(.17)	(.04)	(.01)	–B
Total distributions	(2.52)	(.48)	(.29)	(.25)	(.25)
Net asset value, end of period	$12.74	$15.09	$14.92	$14.11	$13.22
Total ReturnC	(.17)%	4.55%	7.82%	8.71%	(1.10)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.12%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.10%	.08%
Expenses net of all reductions	.12%	.12%	.12%	.10%	.08%
Net investment income (loss)	1.93%	2.12%	1.81%	1.80%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$887,110	$721,922	$637,221	$516,456	$577,905
Portfolio turnover rateE	87%	36%	17%	29%	22%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2015 Fund Institutional Premium Class

Years ended March 31,	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$15.08	$14.92	$14.10	$13.21	$13.72
Income from Investment Operations
Net investment income (loss)B	.30	.33	.27	.25	.28
Net realized and unrealized gain (loss)	(.12)	.31	.85	.90	(.56)
Total from investment operations	.18	.64	1.12	1.15	(.28)
Distributions from net investment income	(.29)	(.32)	(.26)	(.25)	(.23)
Distributions from net realized gain	(2.23)	(.17)	(.04)	(.01)	–C
Total distributions	(2.53)D	(.48)E	(.30)	(.26)	(.23)
Net asset value, end of period	$12.73	$15.08	$14.92	$14.10	$13.21
Total ReturnF,G	(.15)%	4.55%	7.94%	8.79%	(2.03)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.08%	.10%	.10%	.09%	.05%J
Expenses net of fee waivers, if any	.08%	.06%	.07%	.04%	.02%J
Expenses net of all reductions	.08%	.06%	.07%	.04%	.02%J
Net investment income (loss)	1.97%	2.18%	1.86%	1.85%	2.84%J
Supplemental Data
Net assets, end of period (000 omitted)	$677,766	$597,338	$560,428	$520,752	$330,221
Portfolio turnover rateI	87%	36%	17%	29%	22%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $2.53 per share is comprised of distributions from net investment income of $.293 and distributions from net realized gain of $2.234 per share.

 E Total distributions of $.48 per share is comprised of distributions from net investment income of $.315 and distributions from net realized gain of $.169 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amounts do not include the activity of Underlying Funds.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Bond Index Fund	33.0
Fidelity Series Total Market Index Fund	30.6
Fidelity Series Global ex U.S. Index Fund	20.6
Fidelity Series Treasury Bill Index Fund	7.8
Fidelity Series Inflation-Protected Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Cash Central Fund 0.29%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	30.6%
International Equity Funds	20.6%
Bond Funds	36.0%
Inflation-Protected Bond Funds	5.0%
Short-Term Funds	7.8%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2020 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 30.6%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $1,851,831,309)	186,833,921	1,610,508,398

International Equity Funds - 20.6%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $1,232,152,357)	107,435,765	1,084,026,871

Bond Funds - 36.0%
Fidelity Series Bond Index Fund (a)	162,853,355	1,732,759,702
Fidelity Series Long-Term Treasury Bond Index Fund (a)	14,926,466	159,563,920
TOTAL BOND FUNDS
(Cost $1,761,654,460)		1,892,323,622

Inflation-Protected Bond Funds - 5.0%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $257,583,650)	26,085,229	262,939,106

Short-Term Funds - 7.8%
Fidelity Cash Central Fund 0.29% (b)	160	160
Fidelity Series Treasury Bill Index Fund (a)	40,684,144	408,468,808
TOTAL SHORT-TERM FUNDS
(Cost $406,800,412)		408,468,968
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,510,022,188)		5,258,266,965
NET OTHER ASSETS (LIABILITIES) - 0.0%		(382,945)
NET ASSETS - 100%		$5,257,884,020

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5
Total	$5

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$--	$2,061,076,542	$432,207,239	$43,590,151	$5,599,867	$98,290,532	$1,732,759,702
Fidelity Series Global ex U.S. Index Fund	713,058,609	675,300,093	77,844,358	24,423,788	(7,919,508)	(218,567,965)	1,084,026,871
Fidelity Series Inflation-Protected Bond Index Fund	214,423,927	91,265,097	49,557,483	3,892,674	(869,695)	7,677,260	262,939,106
Fidelity Series Long-Term Treasury Bond Index Fund	137,955,533	75,936,435	87,233,041	15,971,155	6,966,312	25,938,681	159,563,920
Fidelity Series Total Market Index Fund	--	2,398,227,759	543,640,745	24,706,027	(2,755,706)	(241,322,910)	1,610,508,398
Fidelity Series Treasury Bill Index Fund	315,202,799	158,490,328	67,337,621	7,341,047	148,119	1,965,183	408,468,808
Fidelity Total Market Index Fund Class F	1,671,452,164	26,928,856	1,754,387,573	7,732,418	749,801,413	(693,794,860)	--
Fidelity U.S. Bond Index Fund Class F	1,448,324,317	13,693,663	1,458,966,574	3,196,183	(1,860,999)	(1,190,407)	--
	$4,500,417,349	$5,500,918,773	$4,471,174,634	$130,853,443	$749,109,803	$(1,021,004,486)	$5,258,266,805

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $160)	$160
Other affiliated issuers (cost $5,510,022,028)	5,258,266,805
Total Investment in Securities (cost $5,510,022,188)		$5,258,266,965
Cash		7,845
Receivable for investments sold		171,324,107
Receivable for fund shares sold		8,744,687
Total assets		5,438,343,604
Liabilities
Payable for investments purchased	$174,221,503
Payable for fund shares redeemed	5,847,209
Accrued management fee	390,872
Total liabilities		180,459,584
Net Assets		$5,257,884,020
Net Assets consist of:
Paid in capital		$5,495,643,361
Total accumulated earnings (loss)		(237,759,341)
Net Assets		$5,257,884,020
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($2,544,745,868 ÷ 189,759,706 shares)		$13.41
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($2,713,138,152 ÷ 202,374,978 shares)		$13.41

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$105,755,060
Income from Fidelity Central Funds		5
Total income		105,755,065
Expenses
Management fee	$4,314,971
Transfer agent fees	930,151
Independent trustees' fees and expenses	19,345
Total expenses before reductions	5,264,467
Expense reductions	(225,463)
Total expenses after reductions		5,039,004
Net investment income (loss)		100,716,061
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	749,117,644
Capital gain distributions from underlying funds:
Affiliated issuers	25,098,383
Total net realized gain (loss)		774,216,027
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(1,021,004,486)
Total change in net unrealized appreciation (depreciation)		(1,021,004,486)
Net gain (loss)		(246,788,459)
Net increase (decrease) in net assets resulting from operations		$(146,072,398)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$100,716,061	$89,510,245
Net realized gain (loss)	774,216,027	18,440,976
Change in net unrealized appreciation (depreciation)	(1,021,004,486)	89,536,443
Net increase (decrease) in net assets resulting from operations	(146,072,398)	197,487,664
Distributions to shareholders	(862,509,646)	(98,529,776)
Share transactions - net increase (decrease)	1,766,341,135	458,613,878
Total increase (decrease) in net assets	757,759,091	557,571,766
Net Assets
Beginning of period	4,500,124,929	3,942,553,163
End of period	$5,257,884,020	$4,500,124,929

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2020 Fund Investor Class

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$16.01	$15.69	$14.70	$13.65	$14.10
Income from Investment Operations
Net investment income (loss)A	.31	.33	.29	.27	.23
Net realized and unrealized gain (loss)	(.31)	.36	.99	1.04	(.42)
Total from investment operations	–B	.69	1.28	1.31	(.19)
Distributions from net investment income	(.30)	(.32)	(.27)	(.25)	(.26)
Distributions from net realized gain	(2.30)	(.05)	(.02)	(.01)	–B
Total distributions	(2.60)	(.37)	(.29)	(.26)	(.26)
Net asset value, end of period	$13.41	$16.01	$15.69	$14.70	$13.65
Total ReturnC	(1.62)%	4.59%	8.72%	9.68%	(1.34)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.12%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.11%	.12%	.10%	.08%
Expenses net of all reductions	.12%	.11%	.12%	.10%	.08%
Net investment income (loss)	1.92%	2.12%	1.86%	1.88%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$2,544,746	$1,971,676	$1,638,441	$1,295,896	$1,410,489
Portfolio turnover rateE	87%	26%	11%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2020 Fund Institutional Premium Class

Years ended March 31,	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$16.01	$15.69	$14.70	$13.65	$14.24
Income from Investment Operations
Net investment income (loss)B	.31	.34	.30	.27	.32
Net realized and unrealized gain (loss)	(.31)	.36	.99	1.05	(.67)
Total from investment operations	–C	.70	1.29	1.32	(.35)
Distributions from net investment income	(.31)	(.33)	(.28)	(.26)	(.24)
Distributions from net realized gain	(2.30)	(.05)	(.02)	(.01)	–C
Total distributions	(2.60)D	(.38)	(.30)	(.27)	(.24)
Net asset value, end of period	$13.41	$16.01	$15.69	$14.70	$13.65
Total ReturnE,F	(1.57)%	4.65%	8.77%	9.75%	(2.42)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.08%	.10%	.10%	.09%	.05%I
Expenses net of fee waivers, if any	.08%	.06%	.07%	.05%	.02%I
Expenses net of all reductions	.08%	.06%	.07%	.05%	.02%I
Net investment income (loss)	1.96%	2.18%	1.91%	1.93%	3.12%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,713,138	$2,528,449	$2,304,112	$1,994,180	$1,249,900
Portfolio turnover rateH	87%	26%	11%	20%	16%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $2.60 per share is comprised of distributions from net investment income of $.309 and distributions from net realized gain of $2.295 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Total Market Index Fund	34.6
Fidelity Series Bond Index Fund	30.4
Fidelity Series Global ex U.S. Index Fund	23.3
Fidelity Series Treasury Bill Index Fund	4.5
Fidelity Series Inflation-Protected Bond Index Fund	4.2
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Cash Central Fund 0.29%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	34.6%
International Equity Funds	23.3%
Bond Funds	33.4%
Inflation-Protected Bond Funds	4.2%
Short-Term Funds	4.5%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2025 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 34.6%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $2,559,146,061)	256,975,885	2,215,132,125

International Equity Funds - 23.3%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $1,740,280,763)	147,751,333	1,490,810,954

Bond Funds - 33.4%
Fidelity Series Bond Index Fund (a)	183,108,817	1,948,277,810
Fidelity Series Long-Term Treasury Bond Index Fund (a)	18,216,981	194,739,531
TOTAL BOND FUNDS
(Cost $2,000,068,909)		2,143,017,341

Inflation-Protected Bond Funds - 4.2%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $266,675,439)	27,046,461	272,628,331

Short-Term Funds - 4.5%
Fidelity Cash Central Fund 0.29% (b)	121	121
Fidelity Series Treasury Bill Index Fund (a)	28,801,509	289,167,151
TOTAL SHORT-TERM FUNDS
(Cost $287,978,379)		289,167,272
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,854,149,551)		6,410,756,023
NET OTHER ASSETS (LIABILITIES) - 0.0%		(468,091)
NET ASSETS - 100%		$6,410,287,932

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$106
Total	$106

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$--	$2,289,787,420	$450,502,240	$45,832,133	$5,161,445	$103,831,185	$1,948,277,810
Fidelity Series Global ex U.S. Index Fund	847,725,401	1,018,067,141	58,663,321	32,199,040	(7,745,817)	(308,572,450)	1,490,810,954
Fidelity Series Inflation-Protected Bond Index Fund	191,336,468	119,943,826	44,812,761	3,850,332	(154,231)	6,315,029	272,628,331
Fidelity Series Long-Term Treasury Bond Index Fund	146,312,082	110,157,984	100,293,890	18,509,382	6,318,440	32,244,915	194,739,531
Fidelity Series Total Market Index Fund	--	3,152,714,099	589,658,232	32,553,067	(3,909,806)	(344,013,936)	2,215,132,125
Fidelity Series Treasury Bill Index Fund	178,749,152	143,803,671	34,825,027	4,628,558	87,498	1,351,857	289,167,151
Fidelity Total Market Index Fund Class F	1,988,014,399	53,017,727	2,107,976,344	9,260,137	701,188,004	(634,243,786)	--
Fidelity U.S. Bond Index Fund Class F	1,411,184,110	27,342,296	1,435,599,777	3,135,458	1,137,257	(4,063,886)	--
	$4,763,321,612	$6,914,834,164	$4,822,331,592	$149,968,107	$702,082,790	$(1,147,151,072)	$6,410,755,902

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $121)	$121
Other affiliated issuers (cost $6,854,149,430)	6,410,755,902
Total Investment in Securities (cost $6,854,149,551)		$6,410,756,023
Cash		10,961
Receivable for investments sold		207,016,882
Receivable for fund shares sold		8,629,017
Total assets		6,626,412,883
Liabilities
Payable for investments purchased	$210,353,343
Payable for fund shares redeemed	5,292,459
Accrued management fee	479,149
Total liabilities		216,124,951
Net Assets		$6,410,287,932
Net Assets consist of:
Paid in capital		$6,839,781,989
Total accumulated earnings (loss)		(429,494,057)
Net Assets		$6,410,287,932
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($3,443,935,785 ÷ 236,445,201 shares)		$14.57
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($2,966,352,147 ÷ 203,603,349 shares)		$14.57

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$120,781,921
Income from Fidelity Central Funds		106
Total income		120,782,027
Expenses
Management fee	$5,062,025
Transfer agent fees	1,021,123
Independent trustees' fees and expenses	21,680
Total expenses before reductions	6,104,828
Expense reductions	(240,195)
Total expenses after reductions		5,864,633
Net investment income (loss)		114,917,394
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	702,093,646
Capital gain distributions from underlying funds:
Affiliated issuers	29,186,186
Total net realized gain (loss)		731,279,832
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(1,147,151,072)
Total change in net unrealized appreciation (depreciation)		(1,147,151,072)
Net gain (loss)		(415,871,240)
Net increase (decrease) in net assets resulting from operations		$(300,953,846)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$114,917,394	$89,107,725
Net realized gain (loss)	731,279,832	4,986,619
Change in net unrealized appreciation (depreciation)	(1,147,151,072)	112,586,973
Net increase (decrease) in net assets resulting from operations	(300,953,846)	206,681,317
Distributions to shareholders	(827,608,471)	(91,659,489)
Share transactions - net increase (decrease)	2,775,845,410	1,030,551,053
Total increase (decrease) in net assets	1,647,283,093	1,145,572,881
Net Assets
Beginning of period	4,763,004,839	3,617,431,958
End of period	$6,410,287,932	$4,763,004,839

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2025 Fund Investor Class

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$17.05	$16.67	$15.50	$14.27	$14.80
Income from Investment Operations
Net investment income (loss)A	.33	.36	.31	.29	.27
Net realized and unrealized gain (loss)	(.54)	.38	1.17	1.22	(.52)
Total from investment operations	(.21)	.74	1.48	1.51	(.25)
Distributions from net investment income	(.31)	(.34)	(.29)	(.27)	(.27)
Distributions from net realized gain	(1.96)	(.03)	(.02)	(.01)	–B
Total distributions	(2.27)	(.36)C	(.31)	(.28)	(.28)D
Net asset value, end of period	$14.57	$17.05	$16.67	$15.50	$14.27
Total ReturnE	(2.75)%	4.64%	9.53%	10.67%	(1.72)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.12%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.11%	.12%	.10%	.08%
Expenses net of all reductions	.12%	.11%	.12%	.10%	.08%
Net investment income (loss)	1.93%	2.13%	1.91%	1.97%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$3,443,936	$2,382,206	$1,761,022	$1,227,802	$1,179,785
Portfolio turnover rateG	82%	19%	9%	18%	17%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.36 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $.335 per share.

 D Total distributions of $.28 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $.003 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2025 Fund Institutional Premium Class

Years ended March 31,	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$17.05	$16.67	$15.50	$14.27	$15.00
Income from Investment Operations
Net investment income (loss)B	.34	.37	.32	.30	.33
Net realized and unrealized gain (loss)	(.54)	.38	1.17	1.22	(.79)
Total from investment operations	(.20)	.75	1.49	1.52	(.46)
Distributions from net investment income	(.32)	(.34)	(.30)	(.28)	(.27)
Distributions from net realized gain	(1.96)	(.03)	(.02)	(.01)	–C
Total distributions	(2.28)	(.37)	(.32)	(.29)	(.27)
Net asset value, end of period	$14.57	$17.05	$16.67	$15.50	$14.27
Total ReturnD,E	(2.71)%	4.70%	9.58%	10.74%	(3.07)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.08%	.10%	.10%	.09%	.05%H
Expenses net of fee waivers, if any	.08%	.05%	.07%	.05%	.02%H
Expenses net of all reductions	.08%	.05%	.07%	.05%	.02%H
Net investment income (loss)	1.97%	2.19%	1.96%	2.02%	3.08%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,966,352	$2,380,799	$1,856,410	$1,456,538	$792,922
Portfolio turnover rateG	82%	19%	9%	18%	17%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Total Market Index Fund	40.1
Fidelity Series Global ex U.S. Index Fund	27.0
Fidelity Series Bond Index Fund	26.8
Fidelity Series Inflation-Protected Bond Index Fund	3.1
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Cash Central Fund 0.29%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	40.1%
International Equity Funds	27.0%
Bond Funds	29.8%
Inflation-Protected Bond Funds	3.1%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2030 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 40.1%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $3,478,680,819)	348,560,863	3,004,594,636

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $2,372,412,419)	200,435,512	2,022,394,320

Bond Funds - 29.8%
Fidelity Series Bond Index Fund (a)	188,597,608	2,006,678,546
Fidelity Series Long-Term Treasury Bond Index Fund (a)	21,390,970	228,669,467
TOTAL BOND FUNDS
(Cost $2,082,100,095)		2,235,348,013

Inflation-Protected Bond Funds - 3.1%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $229,695,029)	23,136,833	233,219,272

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.29% (b)
(Cost $157)	157	157
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $8,162,888,519)		7,495,556,398
NET OTHER ASSETS (LIABILITIES) - 0.0%		(513,393)
NET ASSETS - 100%		$7,495,043,005

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$23
Total	$23

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$--	$2,381,103,334	$488,050,654	$47,401,997	$6,505,810	$107,120,056	$2,006,678,546
Fidelity Series Global ex U.S. Index Fund	1,220,284,176	1,300,954,569	65,184,577	44,727,042	(5,732,438)	(427,927,410)	2,022,394,320
Fidelity Series Inflation-Protected Bond Index Fund	73,250,907	164,967,608	7,569,206	2,631,927	(115,791)	2,685,754	233,219,272
Fidelity Series Long-Term Treasury Bond Index Fund	178,089,695	127,154,560	122,847,149	22,107,987	8,569,262	37,703,099	228,669,467
Fidelity Series Total Market Index Fund	--	4,293,899,516	814,377,285	45,280,099	(841,411)	(474,086,184)	3,004,594,636
Fidelity Total Market Index Fund Class F	2,855,473,703	65,833,276	3,017,352,960	13,289,740	1,008,806,272	(912,760,291)	--
Fidelity U.S. Bond Index Fund Class F	1,443,318,609	25,926,231	1,466,234,111	3,206,973	4,106,510	(7,117,239)	--
	$5,770,417,090	$8,359,839,094	$5,981,615,942	$178,645,765	$1,021,298,214	$(1,674,382,215)	$7,495,556,241

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $157)	$157
Other affiliated issuers (cost $8,162,888,362)	7,495,556,241
Total Investment in Securities (cost $8,162,888,519)		$7,495,556,398
Cash		15,942
Receivable for investments sold		212,222,393
Receivable for fund shares sold		9,214,037
Total assets		7,717,008,770
Liabilities
Payable for investments purchased	$212,842,700
Payable for fund shares redeemed	8,593,613
Accrued management fee	529,452
Total liabilities		221,965,765
Net Assets		$7,495,043,005
Net Assets consist of:
Paid in capital		$8,141,054,648
Total accumulated earnings (loss)		(646,011,643)
Net Assets		$7,495,043,005
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($3,610,892,245 ÷ 245,146,825 shares)		$14.73
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($3,884,150,760 ÷ 263,653,992 shares)		$14.73

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$143,819,401
Income from Fidelity Central Funds		23
Total income		143,819,424
Expenses
Management fee	$5,881,044
Transfer agent fees	1,205,615
Independent trustees' fees and expenses	26,060
Total expenses before reductions	7,112,719
Expense reductions	(306,174)
Total expenses after reductions		6,806,545
Net investment income (loss)		137,012,879
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,021,314,134
Capital gain distributions from underlying funds:
Affiliated issuers	34,826,364
Total net realized gain (loss)		1,056,140,498
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(1,674,382,215)
Total change in net unrealized appreciation (depreciation)		(1,674,382,215)
Net gain (loss)		(618,241,717)
Net increase (decrease) in net assets resulting from operations		$(481,228,838)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$137,012,879	$109,387,499
Net realized gain (loss)	1,056,140,498	4,016,749
Change in net unrealized appreciation (depreciation)	(1,674,382,215)	141,239,142
Net increase (decrease) in net assets resulting from operations	(481,228,838)	254,643,390
Distributions to shareholders	(1,169,499,813)	(109,066,308)
Share transactions - net increase (decrease)	3,375,705,070	1,124,986,747
Total increase (decrease) in net assets	1,724,976,419	1,270,563,829
Net Assets
Beginning of period	5,770,066,586	4,499,502,757
End of period	$7,495,043,005	$5,770,066,586

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2030 Fund Investor Class

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$17.99	$17.57	$16.07	$14.49	$15.15
Income from Investment Operations
Net investment income (loss)A	.34	.38	.33	.31	.26
Net realized and unrealized gain (loss)	(.74)	.41	1.50	1.57	(.63)
Total from investment operations	(.40)	.79	1.83	1.88	(.37)
Distributions from net investment income	(.33)	(.36)	(.31)	(.29)	(.29)
Distributions from net realized gain	(2.53)	(.01)	(.01)	(.01)	–B
Total distributions	(2.86)	(.37)	(.33)C	(.30)	(.29)
Net asset value, end of period	$14.73	$17.99	$17.57	$16.07	$14.49
Total ReturnD	(4.38)%	4.71%	11.35%	13.07%	(2.44)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.12%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.11%	.12%	.10%	.08%
Expenses net of all reductions	.12%	.11%	.12%	.10%	.08%
Net investment income (loss)	1.92%	2.14%	1.92%	2.03%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$3,610,892	$2,500,479	$1,856,566	$1,333,880	$1,315,200
Portfolio turnover rateF	85%	14%	9%	13%	13%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.33 per share is comprised of distributions from net investment income of $.311 and distributions from net realized gain of $.014 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2030 Fund Institutional Premium Class

Years ended March 31,	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$18.00	$17.57	$16.07	$14.49	$15.44
Income from Investment Operations
Net investment income (loss)B	.35	.39	.34	.32	.38
Net realized and unrealized gain (loss)	(.75)	.42	1.49	1.57	(1.04)
Total from investment operations	(.40)	.81	1.83	1.89	(.66)
Distributions from net investment income	(.34)	(.37)	(.32)	(.30)	(.29)
Distributions from net realized gain	(2.53)	(.01)	(.01)	(.01)	–C
Total distributions	(2.87)	(.38)	(.33)	(.31)	(.29)
Net asset value, end of period	$14.73	$18.00	$17.57	$16.07	$14.49
Total ReturnD,E	(4.40)%	4.82%	11.39%	13.13%	(4.28)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.08%	.10%	.10%	.09%	.05%H
Expenses net of fee waivers, if any	.08%	.05%	.07%	.05%	.02%H
Expenses net of all reductions	.08%	.05%	.07%	.05%	.02%H
Net investment income (loss)	1.96%	2.20%	1.97%	2.08%	3.54%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,884,151	$3,269,588	$2,642,936	$2,025,502	$1,165,165
Portfolio turnover rateG	85%	14%	9%	13%	13%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Total Market Index Fund	48.9
Fidelity Series Global ex U.S. Index Fund	33.0
Fidelity Series Bond Index Fund	15.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.1
Fidelity Cash Central Fund 0.29%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	48.9%
International Equity Funds	33.0%
Bond Funds	18.1%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2035 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 48.9%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $3,044,982,995)	304,130,423	2,621,604,249

International Equity Funds - 33.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $2,098,380,520)	175,059,498	1,766,350,334

Bond Funds - 18.1%
Fidelity Series Bond Index Fund (a)	75,628,050	804,682,448
Fidelity Series Long-Term Treasury Bond Index Fund (a)	15,413,587	164,771,244
TOTAL BOND FUNDS
(Cost $896,065,164)		969,453,692

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.29% (b)
(Cost $53)	53	53
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,039,428,732)		5,357,408,328
NET OTHER ASSETS (LIABILITIES) - 0.0%		(357,744)
NET ASSETS - 100%		$5,357,050,584

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$81
Total	$81

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$--	$956,273,768	$194,380,643	$17,955,265	$2,483,777	$40,305,546	$804,682,448
Fidelity Series Global ex U.S. Index Fund	1,017,909,745	1,194,488,154	58,858,003	39,525,893	(2,835,701)	(384,353,861)	1,766,350,334
Fidelity Series Long-Term Treasury Bond Index Fund	123,408,346	107,059,183	99,076,254	16,029,915	6,195,882	27,184,087	164,771,244
Fidelity Series Total Market Index Fund	--	3,694,265,976	646,756,422	40,034,601	(2,526,561)	(423,378,744)	2,621,604,249
Fidelity Total Market Index Fund Class F	2,382,058,169	59,829,667	2,522,058,867	11,097,558	716,663,994	(636,492,963)	--
Fidelity U.S. Bond Index Fund Class F	495,055,418	9,902,689	503,929,068	1,100,652	2,071,619	(3,100,658)	--
	$4,018,431,678	$6,021,819,437	$4,025,059,257	$125,743,884	$722,053,010	$(1,379,836,593)	$5,357,408,275

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $53)	$53
Other affiliated issuers (cost $6,039,428,679)	5,357,408,275
Total Investment in Securities (cost $6,039,428,732)		$5,357,408,328
Cash		13,357
Receivable for investments sold		105,314,979
Receivable for fund shares sold		7,610,933
Total assets		5,470,347,597
Liabilities
Payable for investments purchased	$109,130,721
Payable for fund shares redeemed	3,795,106
Accrued management fee	371,186
Total liabilities		113,297,013
Net Assets		$5,357,050,584
Net Assets consist of:
Paid in capital		$6,033,744,875
Total accumulated earnings (loss)		(676,694,291)
Net Assets		$5,357,050,584
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($2,844,302,491 ÷ 187,087,505 shares)		$15.20
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($2,512,748,093 ÷ 165,213,530 shares)		$15.21

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$100,877,388
Income from Fidelity Central Funds		81
Total income		100,877,469
Expenses
Management fee	$4,305,414
Transfer agent fees	862,996
Independent trustees' fees and expenses	18,580
Total expenses before reductions	5,186,990
Expense reductions	(212,430)
Total expenses after reductions		4,974,560
Net investment income (loss)		95,902,909
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	722,066,286
Capital gain distributions from underlying funds:
Affiliated issuers	24,866,496
Total net realized gain (loss)		746,932,782
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(1,379,836,593)
Total change in net unrealized appreciation (depreciation)		(1,379,836,593)
Net gain (loss)		(632,903,811)
Net increase (decrease) in net assets resulting from operations		$(537,000,902)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$95,902,909	$71,499,617
Net realized gain (loss)	746,932,782	558,854
Change in net unrealized appreciation (depreciation)	(1,379,836,593)	100,533,319
Net increase (decrease) in net assets resulting from operations	(537,000,902)	172,591,790
Distributions to shareholders	(832,182,362)	(71,688,773)
Share transactions - net increase (decrease)	2,708,059,203	1,003,843,494
Total increase (decrease) in net assets	1,338,875,939	1,104,746,511
Net Assets
Beginning of period	4,018,174,645	2,913,428,134
End of period	$5,357,050,584	$4,018,174,645

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2035 Fund Investor Class

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$19.07	$18.63	$16.79	$14.91	$15.67
Income from Investment Operations
Net investment income (loss)A	.36	.39	.34	.32	.27
Net realized and unrealized gain (loss)	(1.26)	.43	1.84	1.87	(.73)
Total from investment operations	(.90)	.82	2.18	2.19	(.46)
Distributions from net investment income	(.33)	(.37)	(.32)	(.30)	(.30)
Distributions from net realized gain	(2.64)	(.01)	(.02)	(.01)	–B
Total distributions	(2.97)	(.38)	(.34)	(.31)	(.30)
Net asset value, end of period	$15.20	$19.07	$18.63	$16.79	$14.91
Total ReturnC	(7.39)%	4.63%	12.96%	14.81%	(2.93)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.12%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.11%	.12%	.10%	.08%
Expenses net of all reductions	.12%	.11%	.12%	.10%	.08%
Net investment income (loss)	1.87%	2.08%	1.89%	2.02%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$2,844,302	$2,003,135	$1,390,826	$936,458	$880,845
Portfolio turnover rateE	80%	10%	7%	13%	11%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2035 Fund Institutional Premium Class

Years ended March 31,	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$19.08	$18.64	$16.80	$14.92	$16.03
Income from Investment Operations
Net investment income (loss)B	.37	.40	.35	.33	.39
Net realized and unrealized gain (loss)	(1.26)	.43	1.84	1.87	(1.20)
Total from investment operations	(.89)	.83	2.19	2.20	(.81)
Distributions from net investment income	(.34)	(.38)	(.33)	(.31)	(.30)
Distributions from net realized gain	(2.64)	(.01)	(.02)	(.01)	–C
Total distributions	(2.98)	(.39)	(.35)	(.32)	(.30)
Net asset value, end of period	$15.21	$19.08	$18.64	$16.80	$14.92
Total ReturnD,E	(7.33)%	4.69%	13.00%	14.87%	(5.04)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.08%	.10%	.10%	.09%	.05%H
Expenses net of fee waivers, if any	.08%	.05%	.07%	.05%	.01%H
Expenses net of all reductions	.08%	.05%	.07%	.05%	.01%H
Net investment income (loss)	1.92%	2.14%	1.94%	2.07%	3.53%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,512,748	$2,015,039	$1,522,603	$1,130,096	$581,231
Portfolio turnover rateG	80%	10%	7%	13%	11%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Total Market Index Fund	53.6
Fidelity Series Global ex U.S. Index Fund	36.1
Fidelity Series Bond Index Fund	7.2
Fidelity Series Long-Term Treasury Bond Index Fund	3.1
Fidelity Cash Central Fund 0.29%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	53.6%
International Equity Funds	36.1%
Bond Funds	10.3%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2040 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 53.6%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $3,285,262,951)	327,652,236	2,824,362,277

International Equity Funds - 36.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $2,258,641,848)	188,566,881	1,902,639,827

Bond Funds - 10.3%
Fidelity Series Bond Index Fund (a)	35,498,716	377,706,341
Fidelity Series Long-Term Treasury Bond Index Fund (a)	15,175,949	162,230,894
TOTAL BOND FUNDS
(Cost $486,692,281)		539,937,235

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.29% (b)
(Cost $58)	58	58
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,030,597,138)		5,266,939,397
NET OTHER ASSETS (LIABILITIES) - 0.0%		(327,282)
NET ASSETS - 100%		$5,266,612,115

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$28
Total	$28

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$--	$487,486,508	$132,448,057	$9,351,838	$1,980,602	$20,687,288	$377,706,341
Fidelity Series Global ex U.S. Index Fund	1,114,129,989	1,262,481,754	55,863,441	42,842,264	(1,285,085)	(416,823,390)	1,902,639,827
Fidelity Series Long-Term Treasury Bond Index Fund	125,679,631	108,614,960	105,806,008	16,089,313	7,110,733	26,631,578	162,230,894
Fidelity Series Total Market Index Fund	--	3,880,634,456	594,879,861	43,461,612	(491,644)	(460,900,674)	2,824,362,277
Fidelity Total Market Index Fund Class F	2,605,710,296	61,756,840	2,755,146,454	12,134,341	813,831,679	(726,152,361)	--
Fidelity U.S. Bond Index Fund Class F	290,996,773	5,385,436	295,775,227	646,982	489,793	(1,096,775)	--
	$4,136,516,689	$5,806,359,954	$3,939,919,048	$124,526,350	$821,636,078	$(1,557,654,334)	$5,266,939,339

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $58)	$58
Other affiliated issuers (cost $6,030,597,080)	5,266,939,339
Total Investment in Securities (cost $6,030,597,138)		$5,266,939,397
Cash		14,257
Receivable for investments sold		76,325,457
Receivable for fund shares sold		8,989,446
Total assets		5,352,268,557
Liabilities
Payable for investments purchased	$80,612,906
Payable for fund shares redeemed	4,701,911
Accrued management fee	341,625
Total liabilities		85,656,442
Net Assets		$5,266,612,115
Net Assets consist of:
Paid in capital		$6,025,385,619
Total accumulated earnings (loss)		(758,773,504)
Net Assets		$5,266,612,115
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($2,405,076,920 ÷ 162,844,496 shares)		$14.77
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($2,861,535,195 ÷ 193,792,748 shares)		$14.77

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$99,057,209
Income from Fidelity Central Funds		28
Total income		99,057,237
Expenses
Management fee	$4,178,892
Transfer agent fees	861,819
Independent trustees' fees and expenses	18,850
Total expenses before reductions	5,059,561
Expense reductions	(226,432)
Total expenses after reductions		4,833,129
Net investment income (loss)		94,224,108
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	821,650,307
Capital gain distributions from underlying funds:
Affiliated issuers	25,469,141
Total net realized gain (loss)		847,119,448
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(1,557,654,334)
Total change in net unrealized appreciation (depreciation)		(1,557,654,334)
Net gain (loss)		(710,534,886)
Net increase (decrease) in net assets resulting from operations		$(616,310,778)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$94,224,108	$74,829,098
Net realized gain (loss)	847,119,448	(1,090,576)
Change in net unrealized appreciation (depreciation)	(1,557,654,334)	100,356,874
Net increase (decrease) in net assets resulting from operations	(616,310,778)	174,095,396
Distributions to shareholders	(928,689,470)	(76,331,747)
Share transactions - net increase (decrease)	2,675,344,924	827,283,554
Total increase (decrease) in net assets	1,130,344,676	925,047,203
Net Assets
Beginning of period	4,136,267,439	3,211,220,236
End of period	$5,266,612,115	$4,136,267,439

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2040 Fund Investor Class

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$19.19	$18.77	$16.90	$15.00	$15.76
Income from Investment Operations
Net investment income (loss)A	.35	.39	.34	.32	.26
Net realized and unrealized gain (loss)	(1.43)	.42	1.87	1.90	(.72)
Total from investment operations	(1.08)	.81	2.21	2.22	(.46)
Distributions from net investment income	(.33)	(.38)	(.33)	(.31)	(.30)
Distributions from net realized gain	(3.00)	(.01)	(.02)	(.01)	–B
Total distributions	(3.34)C	(.39)	(.34)D	(.32)	(.30)
Net asset value, end of period	$14.77	$19.19	$18.77	$16.90	$15.00
Total ReturnE	(8.93)%	4.56%	13.08%	14.90%	(2.91)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.12%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.11%	.12%	.10%	.08%
Expenses net of all reductions	.12%	.11%	.12%	.10%	.08%
Net investment income (loss)	1.82%	2.06%	1.87%	2.02%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$2,405,077	$1,731,927	$1,281,722	$900,067	$910,880
Portfolio turnover rateG	78%	10%	6%	13%	9%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $3.34 per share is comprised of distributions from net investment income of $.333 and distributions from net realized gain of $3.004 per share.

 D Total distributions of $.34 per share is comprised of distributions from net investment income of $.327 and distributions from net realized gain of $.017 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2040 Fund Institutional Premium Class

Years ended March 31,	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$19.19	$18.77	$16.89	$15.00	$16.12
Income from Investment Operations
Net investment income (loss)B	.36	.40	.35	.33	.41
Net realized and unrealized gain (loss)	(1.43)	.42	1.88	1.89	(1.22)
Total from investment operations	(1.07)	.82	2.23	2.22	(.81)
Distributions from net investment income	(.34)	(.39)	(.34)	(.32)	(.30)
Distributions from net realized gain	(3.00)	(.01)	(.02)	(.01)	–C
Total distributions	(3.35)D	(.40)	(.35)E	(.33)	(.31)F
Net asset value, end of period	$14.77	$19.19	$18.77	$16.89	$15.00
Total ReturnG,H	(8.89)%	4.61%	13.20%	14.90%	(5.06)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.08%	.10%	.10%	.09%	.05%K
Expenses net of fee waivers, if any	.08%	.05%	.07%	.05%	.01%K
Expenses net of all reductions	.08%	.05%	.07%	.05%	.01%K
Net investment income (loss)	1.86%	2.12%	1.92%	2.07%	3.69%K
Supplemental Data
Net assets, end of period (000 omitted)	$2,861,535	$2,404,340	$1,929,498	$1,438,010	$830,093
Portfolio turnover rateJ	78%	10%	6%	13%	9%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $3.35 per share is comprised of distributions from net investment income of $.341 and distributions from net realized gain of $3.004 per share.

 E Total distributions of $.35 per share is comprised of distributions from net investment income of $.335 and distributions from net realized gain of $.017 per share.

 F Total distributions of $.31 per share is comprised of distributions from net investment income of $.309 and distributions from net realized gain of $.003 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Amounts do not include the activity of Underlying Funds.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Total Market Index Fund	53.6
Fidelity Series Global ex U.S. Index Fund	36.1
Fidelity Series Bond Index Fund	7.2
Fidelity Series Long-Term Treasury Bond Index Fund	3.1
Fidelity Cash Central Fund 0.29%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	53.6%
International Equity Funds	36.1%
Bond Funds	10.3%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2045 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 53.6%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $2,308,300,355)	230,217,657	1,984,476,206

International Equity Funds - 36.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $1,595,116,509)	132,491,978	1,336,844,056

Bond Funds - 10.3%
Fidelity Series Bond Index Fund (a)	24,941,887	265,381,678
Fidelity Series Long-Term Treasury Bond Index Fund (a)	10,662,825	113,985,596
TOTAL BOND FUNDS
(Cost $342,585,011)		379,367,274

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.29% (b)
(Cost $16)	16	16
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,246,001,891)		3,700,687,552
NET OTHER ASSETS (LIABILITIES) - 0.0%		(233,498)
NET ASSETS - 100%		$3,700,454,054

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$80
Total	$80

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$--	$340,895,899	$90,701,323	$6,324,047	$1,196,641	$13,990,461	$265,381,678
Fidelity Series Global ex U.S. Index Fund	724,592,198	950,088,606	46,447,848	29,568,560	227,549	(291,616,449)	1,336,844,056
Fidelity Series Long-Term Treasury Bond Index Fund	81,736,319	81,950,893	72,484,623	11,046,478	3,872,240	18,910,767	113,985,596
Fidelity Series Total Market Index Fund	--	2,729,139,841	421,869,704	29,995,685	1,030,218	(323,824,149)	1,984,476,206
Fidelity Total Market Index Fund Class F	1,694,661,859	47,502,518	1,799,323,277	7,920,628	460,424,275	(403,265,375)	--
Fidelity U.S. Bond Index Fund Class F	189,252,294	4,299,458	193,158,993	422,281	245,236	(637,995)	--
	$2,690,242,670	$4,153,877,215	$2,623,985,768	$85,277,679	$466,996,159	$(986,442,740)	$3,700,687,536

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $16)	$16
Other affiliated issuers (cost $4,246,001,875)	3,700,687,536
Total Investment in Securities (cost $4,246,001,891)		$3,700,687,552
Cash		9,856
Receivable for investments sold		53,568,355
Receivable for fund shares sold		6,625,707
Total assets		3,760,891,470
Liabilities
Payable for investments purchased	$57,551,346
Payable for fund shares redeemed	2,642,658
Accrued management fee	243,412
Total liabilities		60,437,416
Net Assets		$3,700,454,054
Net Assets consist of:
Paid in capital		$4,240,474,572
Total accumulated earnings (loss)		(540,020,518)
Net Assets		$3,700,454,054
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,810,294,346 ÷ 118,229,328 shares)		$15.31
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($1,890,159,708 ÷ 123,405,038 shares)		$15.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$67,853,198
Income from Fidelity Central Funds		80
Total income		67,853,278
Expenses
Management fee	$2,882,810
Transfer agent fees	570,458
Independent trustees' fees and expenses	12,612
Total expenses before reductions	3,465,880
Expense reductions	(145,020)
Total expenses after reductions		3,320,860
Net investment income (loss)		64,532,418
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	467,005,936
Capital gain distributions from underlying funds:
Affiliated issuers	17,424,481
Total net realized gain (loss)		484,430,417
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(986,442,740)
Total change in net unrealized appreciation (depreciation)		(986,442,740)
Net gain (loss)		(502,012,323)
Net increase (decrease) in net assets resulting from operations		$(437,479,905)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$64,532,418	$46,867,991
Net realized gain (loss)	484,430,417	(1,593,500)
Change in net unrealized appreciation (depreciation)	(986,442,740)	67,996,700
Net increase (decrease) in net assets resulting from operations	(437,479,905)	113,271,191
Distributions to shareholders	(537,813,779)	(48,855,589)
Share transactions - net increase (decrease)	1,985,672,707	690,437,422
Total increase (decrease) in net assets	1,010,379,023	754,853,024
Net Assets
Beginning of period	2,690,075,031	1,935,222,007
End of period	$3,700,454,054	$2,690,075,031

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2045 Fund Investor Class

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$19.33	$18.91	$17.04	$15.13	$15.89
Income from Investment Operations
Net investment income (loss)A	.36	.39	.35	.33	.28
Net realized and unrealized gain (loss)	(1.56)	.43	1.88	1.90	(.74)
Total from investment operations	(1.20)	.82	2.23	2.23	(.46)
Distributions from net investment income	(.33)	(.38)	(.33)	(.31)	(.30)
Distributions from net realized gain	(2.49)	(.02)	(.03)	(.01)	–B
Total distributions	(2.82)	(.40)	(.36)	(.32)	(.30)
Net asset value, end of period	$15.31	$19.33	$18.91	$17.04	$15.13
Total ReturnC	(8.96)%	4.58%	13.08%	14.87%	(2.88)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.12%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.11%	.12%	.10%	.08%
Expenses net of all reductions	.12%	.11%	.12%	.10%	.08%
Net investment income (loss)	1.85%	2.06%	1.89%	2.04%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$1,810,294	$1,244,020	$872,779	$583,893	$542,581
Portfolio turnover rateE	77%	10%	6%	15%	8%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2045 Fund Institutional Premium Class

Years ended March 31,	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$19.33	$18.92	$17.04	$15.13	$16.26
Income from Investment Operations
Net investment income (loss)B	.37	.40	.36	.34	.40
Net realized and unrealized gain (loss)	(1.55)	.42	1.89	1.90	(1.22)
Total from investment operations	(1.18)	.82	2.25	2.24	(.82)
Distributions from net investment income	(.34)	(.39)	(.34)	(.32)	(.30)
Distributions from net realized gain	(2.49)	(.02)	(.03)	(.01)	–C
Total distributions	(2.83)	(.41)	(.37)	(.33)	(.31)D
Net asset value, end of period	$15.32	$19.33	$18.92	$17.04	$15.13
Total ReturnE,F	(8.88)%	4.58%	13.20%	14.94%	(5.08)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.08%	.10%	.10%	.09%	.05%I
Expenses net of fee waivers, if any	.08%	.05%	.07%	.05%	.01%I
Expenses net of all reductions	.08%	.05%	.07%	.05%	.01%I
Net investment income (loss)	1.89%	2.11%	1.94%	2.09%	3.56%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,890,160	$1,446,055	$1,062,443	$743,645	$386,977
Portfolio turnover rateH	77%	10%	6%	15%	8%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.31 per share is comprised of distributions from net investment income of $.303 and distributions from net realized gain of $.003 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Total Market Index Fund	53.6
Fidelity Series Global ex U.S. Index Fund	36.1
Fidelity Series Bond Index Fund	7.2
Fidelity Series Long-Term Treasury Bond Index Fund	3.1
Fidelity Cash Central Fund 0.29%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	53.6%
International Equity Funds	36.1%
Bond Funds	10.3%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2050 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 53.6%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $2,085,643,273)	207,805,063	1,791,279,644

International Equity Funds - 36.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $1,439,417,653)	119,592,806	1,206,691,413

Bond Funds - 10.3%
Fidelity Series Bond Index Fund (a)	22,513,297	239,541,482
Fidelity Series Long-Term Treasury Bond Index Fund (a)	9,624,584	102,886,807
TOTAL BOND FUNDS
(Cost $309,300,033)		342,428,289

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.29% (b)
(Cost $18)	18	18
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,834,360,977)		3,340,399,364
NET OTHER ASSETS (LIABILITIES) - 0.0%		(207,315)
NET ASSETS - 100%		$3,340,192,049

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20
Total	$20

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$--	$307,735,988	$81,869,709	$5,679,588	$1,082,226	$12,592,977	$239,541,482
Fidelity Series Global ex U.S. Index Fund	653,494,014	858,355,519	42,099,315	26,487,300	715,381	(263,774,186)	1,206,691,413
Fidelity Series Long-Term Treasury Bond Index Fund	73,715,553	73,900,668	65,302,717	9,893,567	3,532,668	17,040,635	102,886,807
Fidelity Series Total Market Index Fund	--	2,465,366,228	381,734,169	26,869,811	2,011,215	(294,363,630)	1,791,279,644
Fidelity Total Market Index Fund Class F	1,528,377,784	41,861,178	1,621,776,156	7,139,732	420,068,353	(368,531,159)	--
Fidelity U.S. Bond Index Fund Class F	170,681,400	3,772,256	174,098,944	380,681	(168,941)	(185,771)	--
	$2,426,268,751	$3,750,991,837	$2,366,881,010	$76,450,679	$427,240,902	$(897,221,134)	$3,340,399,346

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $18)	$18
Other affiliated issuers (cost $3,834,360,959)	3,340,399,346
Total Investment in Securities (cost $3,834,360,977)		$3,340,399,364
Cash		8,769
Receivable for investments sold		48,052,623
Receivable for fund shares sold		7,416,739
Total assets		3,395,877,495
Liabilities
Payable for investments purchased	$53,526,659
Payable for fund shares redeemed	1,942,650
Accrued management fee	216,137
Total liabilities		55,685,446
Net Assets		$3,340,192,049
Net Assets consist of:
Paid in capital		$3,829,522,175
Total accumulated earnings (loss)		(489,330,126)
Net Assets		$3,340,192,049
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,524,954,904 ÷ 99,388,461 shares)		$15.34
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($1,815,237,145 ÷ 118,316,109 shares)		$15.34

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$60,834,945
Income from Fidelity Central Funds		20
Total income		60,834,965
Expenses
Management fee	$2,554,512
Transfer agent fees	507,884
Independent trustees' fees and expenses	11,325
Total expenses before reductions	3,073,721
Expense reductions	(131,987)
Total expenses after reductions		2,941,734
Net investment income (loss)		57,893,231
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	427,249,650
Capital gain distributions from underlying funds:
Affiliated issuers	15,615,734
Total net realized gain (loss)		442,865,384
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(897,221,134)
Total change in net unrealized appreciation (depreciation)		(897,221,134)
Net gain (loss)		(454,355,750)
Net increase (decrease) in net assets resulting from operations		$(396,462,519)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$57,893,231	$42,710,321
Net realized gain (loss)	442,865,384	(1,531,738)
Change in net unrealized appreciation (depreciation)	(897,221,134)	59,733,399
Net increase (decrease) in net assets resulting from operations	(396,462,519)	100,911,982
Distributions to shareholders	(488,861,326)	(44,851,696)
Share transactions - net increase (decrease)	1,799,394,306	566,423,597
Total increase (decrease) in net assets	914,070,461	622,483,883
Net Assets
Beginning of period	2,426,121,588	1,803,637,705
End of period	$3,340,192,049	$2,426,121,588

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2050 Fund Investor Class

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$19.41	$19.00	$17.14	$15.24	$16.01
Income from Investment Operations
Net investment income (loss)A	.36	.39	.35	.33	.28
Net realized and unrealized gain (loss)	(1.55)	.42	1.90	1.91	(.74)
Total from investment operations	(1.19)	.81	2.25	2.24	(.46)
Distributions from net investment income	(.34)	(.38)	(.33)	(.33)	(.30)
Distributions from net realized gain	(2.54)	(.02)	(.06)	(.01)	–B
Total distributions	(2.88)	(.40)	(.39)	(.34)	(.31)C
Net asset value, end of period	$15.34	$19.41	$19.00	$17.14	$15.24
Total ReturnD	(8.95)%	4.53%	13.15%	14.82%	(2.92)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.12%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.11%	.12%	.10%	.08%
Expenses net of all reductions	.12%	.11%	.12%	.10%	.08%
Net investment income (loss)	1.84%	2.06%	1.89%	2.06%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$1,524,955	$1,049,434	$739,919	$513,543	$486,444
Portfolio turnover rateF	77%	12%	6%	19%	7%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.302 and distributions from net realized gain of $.003 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2050 Fund Institutional Premium Class

Years ended March 31,	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$19.41	$19.00	$17.14	$15.24	$16.37
Income from Investment Operations
Net investment income (loss)B	.37	.40	.36	.34	.38
Net realized and unrealized gain (loss)	(1.55)	.42	1.90	1.91	(1.20)
Total from investment operations	(1.18)	.82	2.26	2.25	(.82)
Distributions from net investment income	(.34)	(.39)	(.34)	(.34)	(.30)
Distributions from net realized gain	(2.54)	(.02)	(.06)	(.01)	–C
Total distributions	(2.89)D	(.41)	(.40)	(.35)	(.31)E
Net asset value, end of period	$15.34	$19.41	$19.00	$17.14	$15.24
Total ReturnF,G	(8.91)%	4.59%	13.20%	14.88%	(5.04)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.08%	.10%	.10%	.09%	.05%J
Expenses net of fee waivers, if any	.08%	.05%	.07%	.05%	.01%J
Expenses net of all reductions	.08%	.05%	.07%	.05%	.01%J
Net investment income (loss)	1.89%	2.11%	1.94%	2.11%	3.40%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,815,237	$1,376,687	$1,063,718	$722,781	$434,989
Portfolio turnover rateI	77%	12%	6%	19%	7%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $2.89 per share is comprised of distributions from net investment income of $.343 and distributions from net realized gain of $2.542 per share.

 E Total distributions of $.31 per share is comprised of distributions from net investment income of $.304 and distributions from net realized gain of $.003 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amounts do not include the activity of Underlying Funds.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Total Market Index Fund	53.6
Fidelity Series Global ex U.S. Index Fund	36.1
Fidelity Series Bond Index Fund	7.2
Fidelity Series Long-Term Treasury Bond Index Fund	3.1
Fidelity Cash Central Fund 0.29%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	53.6%
International Equity Funds	36.1%
Bond Funds	10.3%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2055 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 53.6%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $988,707,027)	98,309,848	847,430,888

International Equity Funds - 36.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $686,372,728)	56,577,527	570,867,244

Bond Funds - 10.3%
Fidelity Series Bond Index Fund (a)	10,650,427	113,320,540
Fidelity Series Long-Term Treasury Bond Index Fund (a)	4,553,125	48,672,910
TOTAL BOND FUNDS
(Cost $146,714,071)		161,993,450

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.29% (b)
(Cost $1)	1	1
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,821,793,827)		1,580,291,583
NET OTHER ASSETS (LIABILITIES) - 0.0%		(103,459)
NET ASSETS - 100%		$1,580,188,124

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$44
Total	$44

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$--	$144,342,024	$37,167,808	$2,528,872	$398,073	$5,748,251	$113,320,540
Fidelity Series Global ex U.S. Index Fund	276,538,524	434,936,456	16,198,110	11,724,362	468,167	(124,877,793)	570,867,244
Fidelity Series Long-Term Treasury Bond Index Fund	31,193,457	37,735,301	29,792,612	4,378,123	1,504,184	8,032,580	48,672,910
Fidelity Series Total Market Index Fund	--	1,146,692,993	158,278,670	11,893,428	292,704	(141,276,139)	847,430,888
Fidelity Total Market Index Fund Class F	646,760,920	21,939,793	690,542,652	3,024,749	130,696,018	(108,854,079)	--
Fidelity U.S. Bond Index Fund Class F	72,226,028	2,050,368	74,127,839	161,389	213,311	(361,868)	--
	$1,026,718,929	$1,787,696,935	$1,006,107,691	$33,710,923	$133,572,457	$(361,589,048)	$1,580,291,582

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $1)	$1
Other affiliated issuers (cost $1,821,793,826)	1,580,291,582
Total Investment in Securities (cost $1,821,793,827)		$1,580,291,583
Cash		3,876
Receivable for investments sold		22,685,056
Receivable for fund shares sold		4,067,683
Total assets		1,607,048,198
Liabilities
Payable for investments purchased	$25,805,019
Payable for fund shares redeemed	947,699
Accrued management fee	107,356
Total liabilities		26,860,074
Net Assets		$1,580,188,124
Net Assets consist of:
Paid in capital		$1,819,240,950
Total accumulated earnings (loss)		(239,052,826)
Net Assets		$1,580,188,124
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($867,161,515 ÷ 68,871,928 shares)		$12.59
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($713,026,609 ÷ 56,566,639 shares)		$12.61

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$26,854,827
Income from Fidelity Central Funds		44
Total income		26,854,871
Expenses
Management fee	$1,184,736
Transfer agent fees	222,472
Independent trustees' fees and expenses	4,995
Total expenses before reductions	1,412,203
Expense reductions	(55,257)
Total expenses after reductions		1,356,946
Net investment income (loss)		25,497,925
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	133,576,285
Capital gain distributions from underlying funds:
Affiliated issuers	6,856,096
Total net realized gain (loss)		140,432,381
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(361,589,048)
Total change in net unrealized appreciation (depreciation)		(361,589,048)
Net gain (loss)		(221,156,667)
Net increase (decrease) in net assets resulting from operations		$(195,658,742)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,497,925	$16,877,772
Net realized gain (loss)	140,432,381	(1,110,906)
Change in net unrealized appreciation (depreciation)	(361,589,048)	26,766,998
Net increase (decrease) in net assets resulting from operations	(195,658,742)	42,533,864
Distributions to shareholders	(160,934,870)	(18,251,363)
Share transactions - net increase (decrease)	910,128,176	354,294,793
Total increase (decrease) in net assets	553,534,564	378,577,294
Net Assets
Beginning of period	1,026,653,560	648,076,266
End of period	$1,580,188,124	$1,026,653,560

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2055 Fund Investor Class

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$15.33	$15.01	$13.53	$12.06	$12.71
Income from Investment Operations
Net investment income (loss)A	.28	.31	.28	.28	.25
Net realized and unrealized gain (loss)	(1.33)	.34	1.49	1.50	(.63)
Total from investment operations	(1.05)	.65	1.77	1.78	(.38)
Distributions from net investment income	(.26)	(.30)	(.26)	(.29)	(.24)B
Distributions from net realized gain	(1.42)	(.03)	(.04)	(.02)	(.01)B
Tax return of capital	–	–	–	–	(.02)
Total distributions	(1.69)C	(.33)	(.29)D	(.31)	(.27)
Net asset value, end of period	$12.59	$15.33	$15.01	$13.53	$12.06
Total ReturnE	(8.94)%	4.57%	13.09%	14.90%	(2.96)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.12%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.11%	.12%	.10%	.08%
Expenses net of all reductions	.12%	.11%	.12%	.10%	.08%
Net investment income (loss)	1.83%	2.06%	1.90%	2.18%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$867,162	$510,460	$305,192	$181,697	$150,332
Portfolio turnover rateG	74%	11%	6%	33%	7%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $1.69 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $1.423 per share.

 D Total distributions of $.29 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $.036 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2055 Fund Institutional Premium Class

Years ended March 31,	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$15.34	$15.02	$13.54	$12.06	$13.00
Income from Investment Operations
Net investment income (loss)B	.29	.32	.29	.28	.23
Net realized and unrealized gain (loss)	(1.33)	.34	1.49	1.51	(.89)
Total from investment operations	(1.04)	.66	1.78	1.79	(.66)
Distributions from net investment income	(.27)	(.30)	(.26)	(.29)	(.25)C
Distributions from net realized gain	(1.42)	(.03)	(.04)	(.02)	(.01)C
Tax return of capital	–	–	–	–	(.02)
Total distributions	(1.69)	(.34)D	(.30)	(.31)	(.28)
Net asset value, end of period	$12.61	$15.34	$15.02	$13.54	$12.06
Total ReturnE,F	(8.85)%	4.61%	13.13%	14.98%	(5.11)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.08%	.10%	.10%	.09%	.05%I
Expenses net of fee waivers, if any	.08%	.05%	.07%	.05%	.01%I
Expenses net of all reductions	.08%	.05%	.07%	.05%	.01%I
Net investment income (loss)	1.87%	2.12%	1.95%	2.23%	2.63%I
Supplemental Data
Net assets, end of period (000 omitted)	$713,027	$516,194	$342,884	$210,752	$135,214
Portfolio turnover rateH	74%	11%	6%	33%	7%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.34 per share is comprised of distributions from net investment income of $.302 and distributions from net realized gain of $.033 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Total Market Index Fund	53.6
Fidelity Series Global ex U.S. Index Fund	36.1
Fidelity Series Bond Index Fund	7.2
Fidelity Series Long-Term Treasury Bond Index Fund	3.1
Fidelity Cash Central Fund 0.29%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	53.6%
International Equity Funds	36.1%
Bond Funds	10.3%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2060 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 53.6%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $353,641,072)	35,108,689	302,636,903

International Equity Funds - 36.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $247,143,996)	20,205,014	203,868,588

Bond Funds - 10.3%
Fidelity Series Bond Index Fund (a)	3,803,381	40,467,977
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,625,969	17,381,604
TOTAL BOND FUNDS
(Cost $52,647,286)		57,849,581

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.29% (b)
(Cost $1)	1	1
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $653,432,355)		564,355,073
NET OTHER ASSETS (LIABILITIES) - 0.0%		(37,494)
NET ASSETS - 100%		$564,317,579

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6
Total	$6

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$--	$50,931,190	$12,493,612	$838,271	$110,330	$1,920,069	$40,467,977
Fidelity Series Global ex U.S. Index Fund	80,422,864	172,587,638	4,582,662	3,970,771	138,164	(44,697,416)	203,868,588
Fidelity Series Long-Term Treasury Bond Index Fund	9,071,274	15,138,937	10,083,787	1,468,743	419,518	2,835,662	17,381,604
Fidelity Series Total Market Index Fund	--	401,478,318	47,745,242	4,028,008	(92,004)	(51,004,169)	302,636,903
Fidelity Total Market Index Fund Class F	188,090,302	11,414,751	205,934,595	892,541	25,578,880	(19,149,338)	--
Fidelity U.S. Bond Index Fund Class F	21,004,026	1,141,848	22,104,189	47,741	129,899	(171,584)	--
	$298,588,466	$652,692,682	$302,944,087	$11,246,075	$26,284,787	$(110,266,776)	$564,355,072

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $1)	$1
Other affiliated issuers (cost $653,432,354)	564,355,072
Total Investment in Securities (cost $653,432,355)		$564,355,073
Cash		1,301
Receivable for investments sold		8,052,724
Receivable for fund shares sold		1,842,260
Total assets		574,251,358
Liabilities
Payable for investments purchased	$9,526,929
Payable for fund shares redeemed	368,047
Accrued management fee	38,803
Total liabilities		9,933,779
Net Assets		$564,317,579
Net Assets consist of:
Paid in capital		$652,883,778
Total accumulated earnings (loss)		(88,566,199)
Net Assets		$564,317,579
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($323,054,351 ÷ 30,327,086 shares)		$10.65
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($241,263,228 ÷ 22,628,203 shares)		$10.66

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$8,973,985
Income from Fidelity Central Funds		6
Total income		8,973,991
Expenses
Management fee	$401,115
Transfer agent fees	67,662
Independent trustees' fees and expenses	1,610
Total expenses before reductions	470,387
Expense reductions	(16,277)
Total expenses after reductions		454,110
Net investment income (loss)		8,519,881
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	26,286,083
Capital gain distributions from underlying funds:
Affiliated issuers	2,272,090
Total net realized gain (loss)		28,558,173
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(110,266,776)
Total change in net unrealized appreciation (depreciation)		(110,266,776)
Net gain (loss)		(81,708,603)
Net increase (decrease) in net assets resulting from operations		$(73,188,722)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,519,881	$4,641,573
Net realized gain (loss)	28,558,173	(896,441)
Change in net unrealized appreciation (depreciation)	(110,266,776)	7,479,986
Net increase (decrease) in net assets resulting from operations	(73,188,722)	11,225,118
Distributions to shareholders	(35,361,701)	(4,993,298)
Share transactions - net increase (decrease)	374,298,933	136,556,276
Total increase (decrease) in net assets	265,748,510	142,788,096
Net Assets
Beginning of period	298,569,069	155,780,973
End of period	$564,317,579	$298,569,069

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2060 Fund Investor Class

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.49	$12.23	$11.04	$9.85	$10.33
Income from Investment Operations
Net investment income (loss)A	.24	.26	.24	.25	.25
Net realized and unrealized gain (loss)	(1.19)	.27	1.21	1.19	(.55)
Total from investment operations	(.95)	.53	1.45	1.44	(.30)
Distributions from net investment income	(.21)	(.24)	(.20)	(.22)	(.18)
Distributions from net realized gain	(.68)	(.03)	(.06)	(.03)	–B
Total distributions	(.89)	(.27)	(.26)	(.25)	(.18)
Net asset value, end of period	$10.65	$12.49	$12.23	$11.04	$9.85
Total ReturnC	(8.95)%	4.54%	13.17%	14.80%	(2.94)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.12%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.11%	.12%	.11%	.08%
Expenses net of all reductions	.12%	.11%	.12%	.11%	.08%
Net investment income (loss)	1.85%	2.13%	1.97%	2.41%	2.57%
Supplemental Data
Net assets, end of period (000 omitted)	$323,054	$160,477	$82,123	$38,013	$16,979
Portfolio turnover rateE	67%	15%	7%	41%	8%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2060 Fund Institutional Premium Class

Years ended March 31,	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$12.50	$12.23	$11.05	$9.85	$10.56
Income from Investment Operations
Net investment income (loss)B	.24	.27	.24	.26	.13
Net realized and unrealized gain (loss)	(1.19)	.27	1.21	1.19	(.66)
Total from investment operations	(.95)	.54	1.45	1.45	(.53)
Distributions from net investment income	(.21)	(.24)	(.21)	(.22)	(.18)
Distributions from net realized gain	(.68)	(.03)	(.06)	(.03)	–C
Total distributions	(.89)	(.27)	(.27)	(.25)	(.18)
Net asset value, end of period	$10.66	$12.50	$12.23	$11.05	$9.85
Total ReturnD,E	(8.93)%	4.66%	13.12%	14.93%	(5.05)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.08%	.10%	.10%	.09%	.05%H
Expenses net of fee waivers, if any	.08%	.05%	.07%	.06%	.01%H
Expenses net of all reductions	.08%	.05%	.07%	.06%	.01%H
Net investment income (loss)	1.90%	2.19%	2.02%	2.47%	1.80%H
Supplemental Data
Net assets, end of period (000 omitted)	$241,263	$138,092	$73,658	$28,478	$9,543
Portfolio turnover rateG	67%	15%	7%	41%	8%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2065 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Total Market Index Fund	53.6
Fidelity Series Global ex U.S. Index Fund	36.1
Fidelity Series Bond Index Fund	7.2
Fidelity Series Long-Term Treasury Bond Index Fund	3.1
Fidelity Cash Central Fund 0.29%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	53.6%
International Equity Funds	36.1%
Bond Funds	10.3%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2065 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 53.6%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $16,101,138)	1,571,497	13,546,305

International Equity Funds - 36.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $11,061,487)	904,408	9,125,477

Bond Funds - 10.3%
Fidelity Series Bond Index Fund (a)	170,216	1,811,096
Fidelity Series Long-Term Treasury Bond Index Fund (a)	72,769	777,901
TOTAL BOND FUNDS
(Cost $2,446,186)		2,588,997

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.29% (b)
(Cost $197)	197	197
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $29,609,008)		25,260,976
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,710)
NET ASSETS - 100%		$25,259,266

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$200
Total	$200

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$--	$2,621,170	$851,853	$14,710	$(2,079)	$43,858	$1,811,096
Fidelity Series Global ex U.S. Index Fund	--	13,586,822	2,551,892	136,867	26,557	(1,936,010)	9,125,477
Fidelity Series Long-Term Treasury Bond Index Fund	--	1,189,134	494,733	43,838	(15,454)	98,954	777,901
Fidelity Series Total Market Index Fund	--	20,319,681	4,288,155	138,781	69,613	(2,554,834)	13,546,305
	$--	$37,716,807	$8,186,633	$334,196	$78,637	$(4,348,032)	$25,260,779

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2065 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $197)	$197
Other affiliated issuers (cost $29,608,811)	25,260,779
Total Investment in Securities (cost $29,609,008)		$25,260,976
Cash		28
Receivable for investments sold		364,946
Receivable for fund shares sold		123,758
Total assets		25,749,708
Liabilities
Payable for investments purchased	$395,596
Payable for fund shares redeemed	93,106
Accrued management fee	1,740
Total liabilities		490,442
Net Assets		$25,259,266
Net Assets consist of:
Paid in capital		$29,486,609
Total accumulated earnings (loss)		(4,227,343)
Net Assets		$25,259,266
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($15,363,105 ÷ 1,786,249 shares)		$8.60
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($9,896,161 ÷ 1,150,380 shares)		$8.60

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 28, 2019 (commencement of operations) to March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$268,246
Income from Fidelity Central Funds		200
Total income		268,446
Expenses
Management fee	$8,275
Independent trustees' fees and expenses	21
Total expenses		8,296
Net investment income (loss)		260,150
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	78,663
Capital gain distributions from underlying funds:
Affiliated issuers	65,950
Total net realized gain (loss)		144,613
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(4,348,032)
Total change in net unrealized appreciation (depreciation)		(4,348,032)
Net gain (loss)		(4,203,419)
Net increase (decrease) in net assets resulting from operations		$(3,943,269)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 28, 2019 (commencement of operations) to March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$260,150
Net realized gain (loss)	144,613
Change in net unrealized appreciation (depreciation)	(4,348,032)
Net increase (decrease) in net assets resulting from operations	(3,943,269)
Distributions to shareholders	(284,073)
Share transactions - net increase (decrease)	29,486,608
Total increase (decrease) in net assets	25,259,266
Net Assets
Beginning of period	–
End of period	$25,259,266

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2065 Fund Investor Class

2020 Year ended March 31,A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.25
Net realized and unrealized gain (loss)	(1.43)
Total from investment operations	(1.18)
Distributions from net investment income	(.19)
Distributions from net realized gain	(.02)
Total distributions	(.22)C
Net asset value, end of period	$8.60
Total ReturnD	(12.24)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.12%G
Expenses net of fee waivers, if any	.12%G
Expenses net of all reductions	.12%G
Net investment income (loss)	3.25%G
Supplemental Data
Net assets, end of period (000 omitted)	$15,363
Portfolio turnover rateF	103%G

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.22 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.024 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2065 Fund Institutional Premium Class

2020 Year ended March 31,A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.25
Net realized and unrealized gain (loss)	(1.43)
Total from investment operations	(1.18)
Distributions from net investment income	(.19)
Distributions from net realized gain	(.02)
Total distributions	(.22)C
Net asset value, end of period	$8.60
Total ReturnD	(12.23)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%G
Expenses net of fee waivers, if any	.08%G
Expenses net of all reductions	.08%G
Net investment income (loss)	3.29%G
Supplemental Data
Net assets, end of period (000 omitted)	$9,896
Portfolio turnover rateF	103%G

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.22 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.024 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2020

1. Organization.

Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund and Fidelity Freedom Index 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company LLC (FMR). Each Fund offers Investor Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2020, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Index Income Fund	$556,924,101	$17,622,611	$(15,683,659)	$1,938,952
Fidelity Freedom Index 2005 Fund	177,132,521	5,672,207	(6,038,516)	(366,309)
Fidelity Freedom Index 2010 Fund	686,453,465	21,445,526	(30,944,710)	(9,499,184)
Fidelity Freedom Index 2015 Fund	1,616,819,442	45,370,879	(97,194,283)	(51,823,404)
Fidelity Freedom Index 2020 Fund	5,535,988,455	139,671,564	(417,393,054)	(277,721,490)
Fidelity Freedom Index 2025 Fund	6,882,645,752	150,794,713	(622,684,442)	(471,889,729)
Fidelity Freedom Index 2030 Fund	8,189,231,362	159,811,651	(853,486,615)	(693,674,964)
Fidelity Freedom Index 2035 Fund	6,059,735,422	75,461,454	(777,788,548)	(702,327,094)
Fidelity Freedom Index 2040 Fund	6,048,513,427	57,378,528	(838,952,558)	(781,574,030)
Fidelity Freedom Index 2045 Fund	4,255,614,083	39,473,071	(594,399,602)	(554,926,531)
Fidelity Freedom Index 2050 Fund	3,843,238,144	36,013,766	(538,852,546)	(502,838,780)
Fidelity Freedom Index 2055 Fund	1,824,850,401	16,910,908	(261,469,726)	(244,558,818)
Fidelity Freedom Index 2060 Fund	654,671,729	5,971,672	(96,288,328)	(90,316,656)
Fidelity Freedom Index 2065 Fund	29,646,161	289,144	(4,674,329)	(4,385,185)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Freedom Index Income Fund	$1,294,178	$967,412	$1,938,952
Fidelity Freedom Index 2005 Fund	813,583	351,386	(366,309)
Fidelity Freedom Index 2010 Fund	3,691,081	1,724,532	(9,499,184)
Fidelity Freedom Index 2015 Fund	8,235,110	3,917,978	(51,823,404)
Fidelity Freedom Index 2020 Fund	25,930,842	14,031,306	(277,721,490)
Fidelity Freedom Index 2025 Fund	27,535,332	14,860,341	(471,889,729)
Fidelity Freedom Index 2030 Fund	28,400,735	19,262,587	(693,674,964)
Fidelity Freedom Index 2035 Fund	11,998,353	13,634,451	(702,327,094)
Fidelity Freedom Index 2040 Fund	8,397,302	14,403,227	(781,574,030)
Fidelity Freedom Index 2045 Fund	6,056,957	8,849,055	(554,926,531)
Fidelity Freedom Index 2050 Fund	5,727,578	7,781,076	(502,838,780)
Fidelity Freedom Index 2055 Fund	2,249,056	3,256,935	(244,558,818)
Fidelity Freedom Index 2060 Fund	719,191	1,031,266	(90,316,656)
Fidelity Freedom Index 2065 Fund	122,015	35,829	(4,385,185)

The tax character of distributions paid was as follows:

March 31, 2020
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Index Income Fund	$12,335,612	$22,921,003	$35,256,615
Fidelity Freedom Index 2005 Fund	4,283,965	12,092,376	16,376,341
Fidelity Freedom Index 2010 Fund	15,861,478	83,399,713	99,261,191
Fidelity Freedom Index 2015 Fund	40,561,627	220,534,163	261,095,790
Fidelity Freedom Index 2020 Fund	143,245,871	719,263,775	862,509,646
Fidelity Freedom Index 2025 Fund	170,960,458	656,648,013	827,608,471
Fidelity Freedom Index 2030 Fund	205,496,207	964,003,606	1,169,499,813
Fidelity Freedom Index 2035 Fund	155,074,604	677,107,758	832,182,362
Fidelity Freedom Index 2040 Fund	151,247,752	777,441,718	928,689,470
Fidelity Freedom Index 2045 Fund	108,865,885	428,947,894	537,813,779
Fidelity Freedom Index 2050 Fund	95,298,846	393,562,480	488,861,326
Fidelity Freedom Index 2055 Fund	45,825,726	115,109,144	160,934,870
Fidelity Freedom Index 2060 Fund	15,177,886	20,183,815	35,361,701
Fidelity Freedom Index 2065 Fund(a)	284,073	–	284,073

 (a) For the period June 28, 2019 (commencement of operations) to March 31, 2020.

March 31, 2019
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Index Income Fund	$7,541,272	$2,047,247	$9,588,519
Fidelity Freedom Index 2005 Fund	2,547,247	1,062,102	3,609,349
Fidelity Freedom Index 2010 Fund	12,477,743	13,336,020	25,813,763
Fidelity Freedom Index 2015 Fund	27,521,935	12,059,672	39,581,607
Fidelity Freedom Index 2020 Fund	91,695,043	6,834,734	98,529,777
Fidelity Freedom Index 2025 Fund	90,147,932	1,511,557	91,659,489
Fidelity Freedom Index 2030 Fund	108,481,070	585,238	109,066,308
Fidelity Freedom Index 2035 Fund	70,562,163	1,126,610	71,688,773
Fidelity Freedom Index 2040 Fund	74,410,280	1,921,467	76,331,747
Fidelity Freedom Index 2045 Fund	46,624,232	2,231,357	48,855,589
Fidelity Freedom Index 2050 Fund	42,530,297	2,321,399	44,851,696
Fidelity Freedom Index 2055 Fund	16,743,275	1,508,088	18,251,363
Fidelity Freedom Index 2060 Fund	4,599,275	394,023	4,993,298

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Index Income Fund	513,844,934	310,196,888
Fidelity Freedom Index 2005 Fund	175,080,018	128,797,253
Fidelity Freedom Index 2010 Fund	654,743,575	529,829,552
Fidelity Freedom Index 2015 Fund	1,614,132,487	1,314,343,230
Fidelity Freedom Index 2020 Fund	5,500,918,773	4,471,174,634
Fidelity Freedom Index 2025 Fund	6,914,834,164	4,822,331,592
Fidelity Freedom Index 2030 Fund	8,359,839,094	5,981,615,942
Fidelity Freedom Index 2035 Fund	6,021,819,437	4,025,059,257
Fidelity Freedom Index 2040 Fund	5,806,359,954	3,939,919,048
Fidelity Freedom Index 2045 Fund	4,153,877,215	2,623,985,768
Fidelity Freedom Index 2050 Fund	3,750,991,837	2,366,881,010
Fidelity Freedom Index 2055 Fund	1,787,696,935	1,006,107,691
Fidelity Freedom Index 2060 Fund	652,692,682	302,944,087
Fidelity Freedom Index 2065 Fund	37,716,807	8,186,633

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. Effective June 1, 2019, under the management contract, Investor Class and Institutional Premium Class of each Fund pays an all-inclusive monthly management fee at an annual rate of .12% and .08% of class-level average net assets, respectively. Under the management contract, each Fund's investment adviser pays all ordinary operating expenses of the Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as interest expense. In addition, effective June 1, 2019, under the expense contract, total expenses, including acquired fund fees and expenses, are limited to an annual rate of .12% and .08% of class-level average net assets for Investor Class and Institutional Premium Class, respectively, with certain exceptions.

Prior to June 1, 2019, the Funds did not pay any fees for investment management related services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives an annual asset-based fee of .15% and .10% of class-level average net assets for each Investor Class and Institutional Premium Class, respectively. Effective June 1, 2019, transfer agent fees are paid by the investment adviser and not by the Funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

Amount
Fidelity Freedom Index Income Fund
Investor Class	$46,611
Institutional Premium Class	30,673
$77,284
Fidelity Freedom Index 2005 Fund
Investor Class	$16,998
Institutional Premium Class	10,725
$27,723
Fidelity Freedom Index 2010 Fund
Investor Class	$66,389
Institutional Premium Class	51,862
$118,251
Fidelity Freedom Index 2015 Fund
Investor Class	$186,197
Institutional Premium Class	99,100
$285,297
Fidelity Freedom Index 2020 Fund
Investor Class	$511,828
Institutional Premium Class	418,323
$930,151
Fidelity Freedom Index 2025 Fund
Investor Class	$624,268
Institutional Premium Class	396,855
$1,021,123
Fidelity Freedom Index 2030 Fund
Investor Class	$657,476
Institutional Premium Class	548,139
$1,205,615
Fidelity Freedom Index 2035 Fund
Investor Class	$526,442
Institutional Premium Class	336,554
$862,996
Fidelity Freedom Index 2040 Fund
Investor Class	$456,024
Institutional Premium Class	405,795
$861,819
Fidelity Freedom Index 2045 Fund
Investor Class	$327,859
Institutional Premium Class	242,599
$570,458
Fidelity Freedom Index 2050 Fund
Investor Class	$276,577
Institutional Premium Class	231,307
$507,884
Fidelity Freedom Index 2055 Fund
Investor Class	$134,287
Institutional Premium Class	88,185
$222,472
Fidelity Freedom Index 2060 Fund
Investor Class	$43,535
Institutional Premium Class	24,127
$67,662

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Total Market Index Fund and Fidelity U.S. Bond Index Fund, ("selected Underlying Funds") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series Total Market Index Fund and Fidelity Series Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the selected Underlying Funds in connection with the reallocation is included in the accompanying Statements of Operations as "Net realized gain (loss) on Affiliated issuers."

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated	Net realized Gain (Loss) on redemptions of selected Underlying Funds
Fidelity Freedom Index Income Fund	$218,412,508	$25,101,668
Fidelity Freedom Index 2005 Fund	81,970,344	12,946,773
Fidelity Freedom Index 2010 Fund	373,843,569	85,091,106
Fidelity Freedom Index 2015 Fund	909,878,073	226,937,658
Fidelity Freedom Index 2020 Fund	3,206,030,369	747,888,141
Fidelity Freedom Index 2025 Fund	3,543,130,352	702,315,933
Fidelity Freedom Index 2030 Fund	4,481,892,247	1,012,873,985
Fidelity Freedom Index 2035 Fund	3,025,684,861	718,735,210
Fidelity Freedom Index 2040 Fund	3,050,323,715	814,304,613
Fidelity Freedom Index 2045 Fund	1,992,194,336	460,669,562
Fidelity Freedom Index 2050 Fund	1,795,538,416	419,886,749
Fidelity Freedom Index 2055 Fund	764,549,977	130,909,463
Fidelity Freedom Index 2060 Fund	228,003,007	25,706,405

Other. During the period, the investment adviser reimbursed certain Funds for certain losses, which are included in Net Realized Gain (Loss) in each Fund's accompanying Statement of Operations, as follows:

Fidelity Freedom Index Income Fund	$131
Fidelity Freedom Index 2005 Fund	79
Fidelity Freedom Index 2010 Fund	519
Fidelity Freedom Index 2015 Fund	1,785
Fidelity Freedom Index 2020 Fund	7,841
Fidelity Freedom Index 2025 Fund	10,856
Fidelity Freedom Index 2030 Fund	15,920
Fidelity Freedom Index 2035 Fund	13,276
Fidelity Freedom Index 2040 Fund	14,229
Fidelity Freedom Index 2045 Fund	9,777
Fidelity Freedom Index 2050 Fund	8,748
Fidelity Freedom Index 2055 Fund	3,828
Fidelity Freedom Index 2060 Fund	1,296
Fidelity Freedom Index 2065 Fund	26

6. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class of each Fund to the extent annual operating expenses, including acquired fund fees and expenses, exceeded certain levels of class-level average net assets as noted in the table below. Effective June 1, 2019, the expense limitations were discontinued. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, were excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period April 1, 2019 through May 31, 2019:

	Expense Limitations	Reimbursement
Fidelity Freedom Index Income Fund
Investor Class	.14%	$6,589
Institutional Premium Class	.08%	9,574
Fidelity Freedom Index 2005 Fund
Investor Class	.14%	$2,482
Institutional Premium Class	.08%	3,422
Fidelity Freedom Index 2010 Fund
Investor Class	.14%	$10,076
Institutional Premium Class	.08%	16,989
Fidelity Freedom Index 2015 Fund
Investor Class	.14%	$29,249
Institutional Premium Class	.08%	33,260
Fidelity Freedom Index 2020 Fund
Investor Class	.14%	$82,498
Institutional Premium Class	.08%	142,965
Fidelity Freedom Index 2025 Fund
Investor Class	.14%	$102,640
Institutional Premium Class	.08%	137,554
Fidelity Freedom Index 2030 Fund
Investor Class	.14%	$111,695
Institutional Premium Class	.08%	194,477
Fidelity Freedom Index 2035 Fund
Investor Class	.14%	$91,268
Institutional Premium Class	.08%	121,161
Fidelity Freedom Index 2040 Fund
Investor Class	.14%	$79,608
Institutional Premium Class	.08%	146,823
Fidelity Freedom Index 2045 Fund
Investor Class	.14%	$57,239
Institutional Premium Class	.08%	87,781
Fidelity Freedom Index 2050 Fund
Investor Class	.14%	$48,289
Institutional Premium Class	.08%	83,698
Fidelity Freedom Index 2055 Fund
Investor Class	.14%	$23,396
Institutional Premium Class	.08%	31,861
Fidelity Freedom Index 2060 Fund
Investor Class	.14%	$7,571
Institutional Premium Class	.08%	8,706

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Freedom Index 2005 Fund	$1
Fidelity Freedom Index 2025 Fund	1
Fidelity Freedom Index 2030 Fund	2
Fidelity Freedom Index 2035 Fund	1
Fidelity Freedom Index 2040 Fund	1

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended March 31, 2020	Year ended March 31, 2019
Fidelity Freedom Index Income Fund
Distributions to shareholders
Investor Class	$17,666,253	$4,309,033
Institutional Premium Class	17,590,362	5,279,486
Total	$35,256,615	$9,588,519
Fidelity Freedom Index 2005 Fund
Distributions to shareholders
Investor Class	$8,860,842	$1,825,871
Institutional Premium Class	7,515,499	1,783,478
Total	$16,376,341	$3,609,349
Fidelity Freedom Index 2010 Fund
Distributions to shareholders
Investor Class	$50,445,337	$11,154,439
Institutional Premium Class	48,815,854	14,659,324
Total	$99,261,191	$25,813,763
Fidelity Freedom Index 2015 Fund
Distributions to shareholders
Investor Class	$150,081,688	$20,834,219
Institutional Premium Class	111,014,102	18,747,388
Total	$261,095,790	$39,581,607
Fidelity Freedom Index 2020 Fund
Distributions to shareholders
Investor Class	$417,629,721	$41,266,067
Institutional Premium Class	444,879,925	57,263,709
Total	$862,509,646	$98,529,776
Fidelity Freedom Index 2025 Fund
Distributions to shareholders
Investor Class	$444,095,411	$43,728,986
Institutional Premium Class	383,513,060	47,930,503
Total	$827,608,471	$91,659,489
Fidelity Freedom Index 2030 Fund
Distributions to shareholders
Investor Class	$560,258,274	$45,602,939
Institutional Premium Class	609,241,539	63,463,369
Total	$1,169,499,813	$109,066,308
Fidelity Freedom Index 2035 Fund
Distributions to shareholders
Investor Class	$439,847,190	$34,567,942
Institutional Premium Class	392,335,172	37,120,831
Total	$832,182,362	$71,688,773
Fidelity Freedom Index 2040 Fund
Distributions to shareholders
Investor Class	$416,481,373	$31,350,412
Institutional Premium Class	512,208,097	44,981,335
Total	$928,689,470	$76,331,747
Fidelity Freedom Index 2045 Fund
Distributions to shareholders
Investor Class	$259,811,525	$22,205,976
Institutional Premium Class	278,002,254	26,649,613
Total	$537,813,779	$48,855,589
Fidelity Freedom Index 2050 Fund
Distributions to shareholders
Investor Class	$219,556,646	$19,232,468
Institutional Premium Class	269,304,680	25,619,228
Total	$488,861,326	$44,851,696
Fidelity Freedom Index 2055 Fund
Distributions to shareholders
Investor Class	$88,522,571	$8,724,993
Institutional Premium Class	72,412,299	9,526,370
Total	$160,934,870	$18,251,363
Fidelity Freedom Index 2060 Fund
Distributions to shareholders
Investor Class	$20,175,405	$2,638,488
Institutional Premium Class	15,186,296	2,354,810
Total	$35,361,701	$4,993,298
Fidelity Freedom Index 2065 Fund(a)
Distributions to shareholders
Investor Class	$180,525	$–
Institutional Premium Class	103,548	–
Total	$284,073	$–

 (a) For the period June 28, 2019 (commencement of operations) to March 31, 2020.

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2020	Year ended March 31, 2019	Year ended March 31, 2020	Year ended March 31, 2019
Fidelity Freedom Index Income Fund
Investor Class
Shares sold	18,120,724	7,035,250	$219,403,823	$82,758,749
Reinvestment of distributions	1,469,229	366,694	17,534,254	4,269,683
Shares redeemed	(9,233,820)	(4,086,293)	(111,322,254)	(48,160,938)
Net increase (decrease)	10,356,133	3,315,651	$125,615,823	$38,867,494
Institutional Premium Class
Shares sold	13,649,257	5,886,820	$166,135,867	$69,374,216
Reinvestment of distributions	1,476,450	453,713	17,590,362	5,279,486
Shares redeemed	(6,800,570)	(4,643,305)	(82,024,088)	(54,808,561)
Net increase (decrease)	8,325,137	1,697,228	$101,702,141	$19,845,141
Fidelity Freedom Index 2005 Fund
Investor Class
Shares sold	4,924,110	2,253,310	$66,250,577	$29,947,370
Reinvestment of distributions	671,288	140,272	8,777,977	1,803,843
Shares redeemed	(3,094,720)	(1,953,826)	(41,136,366)	(26,057,217)
Net increase (decrease)	2,500,678	439,756	$33,892,188	$5,693,996
Institutional Premium Class
Shares sold	3,424,758	1,620,499	$46,049,333	$21,540,891
Reinvestment of distributions	574,632	138,724	7,515,499	1,783,478
Shares redeemed	(2,139,680)	(983,108)	(28,634,292)	(13,085,027)
Net increase (decrease)	1,859,710	776,115	$24,930,540	$10,239,342
Fidelity Freedom Index 2010 Fund
Investor Class
Shares sold	15,052,440	5,771,585	$211,651,492	$81,505,254
Reinvestment of distributions	3,817,404	823,634	50,115,867	11,068,928
Shares redeemed	(8,117,951)	(5,457,456)	(111,527,911)	(77,073,023)
Net increase (decrease)	10,751,893	1,137,763	$150,239,448	$15,501,159
Institutional Premium Class
Shares sold	8,143,448	4,337,444	$114,584,658	$61,124,398
Reinvestment of distributions	3,716,766	1,090,496	48,815,854	14,659,324
Shares redeemed	(7,536,761)	(5,965,314)	(105,046,402)	(84,304,772)
Net increase (decrease)	4,323,453	(537,374)	$58,354,110	$(8,521,050)
Fidelity Freedom Index 2015 Fund
Investor Class
Shares sold	32,650,717	17,774,428	$488,524,806	$264,687,745
Reinvestment of distributions	10,761,105	1,473,364	149,342,418	20,768,001
Shares redeemed	(21,601,220)	(14,106,234)	(311,808,556)	(210,347,643)
Net increase (decrease)	21,810,602	5,141,558	$326,058,668	$75,108,103
Institutional Premium Class
Shares sold	19,750,349	12,287,250	$295,971,928	$182,433,555
Reinvestment of distributions	7,998,029	1,330,071	111,014,102	18,747,388
Shares redeemed	(14,110,815)	(11,585,083)	(209,056,900)	(172,896,470)
Net increase (decrease)	13,637,563	2,032,238	$197,929,130	$28,284,473
Fidelity Freedom Index 2020 Fund
Investor Class
Shares sold	102,815,807	50,193,972	$1,641,767,048	$787,934,660
Reinvestment of distributions	27,838,228	2,768,771	415,616,368	41,081,740
Shares redeemed	(64,016,969)	(34,254,076)	(984,924,209)	(536,638,542)
Net increase (decrease)	66,637,066	18,708,667	$1,072,459,207	$292,377,858
Institutional Premium Class
Shares sold	68,537,330	47,876,632	$1,095,334,629	$749,518,480
Reinvestment of distributions	29,811,951	3,856,922	444,879,925	57,263,709
Shares redeemed	(53,905,551)	(40,690,617)	(846,332,626)	(640,546,169)
Net increase (decrease)	44,443,730	11,042,937	$693,881,928	$166,236,020
Fidelity Freedom Index 2025 Fund
Investor Class
Shares sold	129,762,256	61,472,271	$2,229,728,790	$1,025,488,901
Reinvestment of distributions	26,833,336	2,779,801	442,284,847	43,582,590
Shares redeemed	(59,889,712)	(30,179,744)	(991,693,745)	(503,791,920)
Net increase (decrease)	96,705,880	34,072,328	$1,680,319,892	$565,279,571
Institutional Premium Class
Shares sold	79,710,153	50,063,202	$1,368,255,120	$833,661,681
Reinvestment of distributions	23,265,479	3,055,412	383,508,004	47,930,503
Shares redeemed	(39,002,808)	(24,864,319)	(656,237,606)	(416,320,702)
Net increase (decrease)	63,972,824	28,254,295	$1,095,525,518	$465,271,482
Fidelity Freedom Index 2030 Fund
Investor Class
Shares sold	131,157,768	61,247,727	$2,360,809,797	$1,075,752,581
Reinvestment of distributions	32,671,366	2,781,424	558,493,424	45,475,945
Shares redeemed	(57,645,518)	(30,759,454)	(996,847,484)	(535,990,755)
Net increase (decrease)	106,183,616	33,269,697	$1,922,455,737	$585,237,771
Institutional Premium Class
Shares sold	87,060,673	52,465,628	$1,564,921,464	$920,277,350
Reinvestment of distributions	35,635,273	3,878,934	609,241,539	63,463,369
Shares redeemed	(40,732,758)	(25,113,110)	(720,913,670)	(443,991,743)
Net increase (decrease)	81,963,188	31,231,452	$1,453,249,333	$539,748,976
Fidelity Freedom Index 2035 Fund
Investor Class
Shares sold	100,117,537	48,198,907	$1,909,862,090	$898,339,757
Reinvestment of distributions	23,788,624	2,015,651	437,257,451	34,341,782
Shares redeemed	(41,863,894)	(19,821,822)	(767,948,063)	(368,557,433)
Net increase (decrease)	82,042,267	30,392,736	$1,579,171,478	$564,124,106
Institutional Premium Class
Shares sold	64,780,160	35,972,492	$1,236,729,019	$669,708,444
Reinvestment of distributions	21,343,218	2,175,524	392,335,171	37,120,831
Shares redeemed	(26,541,395)	(14,215,858)	(500,176,465)	(267,109,887)
Net increase (decrease)	59,581,983	23,932,158	$1,128,887,725	$439,719,388
Fidelity Freedom Index 2040 Fund
Investor Class
Shares sold	83,553,714	41,329,948	$1,588,674,345	$774,688,756
Reinvestment of distributions	22,780,078	1,827,516	415,500,499	31,275,666
Shares redeemed	(33,736,635)	(21,182,507)	(621,941,422)	(393,490,190)
Net increase (decrease)	72,597,157	21,974,957	$1,382,233,422	$412,474,232
Institutional Premium Class
Shares sold	68,827,317	37,037,978	$1,316,598,156	$694,294,350
Reinvestment of distributions	28,080,522	2,626,265	512,208,096	44,981,335
Shares redeemed	(28,428,229)	(17,159,339)	(535,694,750)	(324,466,363)
Net increase (decrease)	68,479,610	22,504,904	$1,293,111,502	$414,809,322
Fidelity Freedom Index 2045 Fund
Investor Class
Shares sold	63,421,127	31,102,330	$1,226,419,370	$587,084,685
Reinvestment of distributions	13,723,152	1,281,792	259,452,300	22,141,391
Shares redeemed	(23,283,486)	(14,162,066)	(439,883,432)	(266,043,441)
Net increase (decrease)	53,860,793	18,222,056	$1,045,988,238	$343,182,635
Institutional Premium Class
Shares sold	53,748,851	27,665,080	$1,045,817,692	$521,974,540
Reinvestment of distributions	14,696,143	1,540,297	278,002,254	26,649,613
Shares redeemed	(19,843,917)	(10,564,473)	(384,135,477)	(201,369,366)
Net increase (decrease)	48,601,077	18,640,904	$939,684,469	$347,254,787
Fidelity Freedom Index 2050 Fund
Investor Class
Shares sold	53,145,751	27,266,599	$1,033,288,905	$515,705,720
Reinvestment of distributions	11,562,991	1,103,518	219,075,876	19,161,115
Shares redeemed	(19,380,962)	(13,249,805)	(370,970,702)	(247,155,684)
Net increase (decrease)	45,327,780	15,120,312	$881,394,079	$287,711,151
Institutional Premium Class
Shares sold	52,529,880	26,474,364	$1,026,003,180	$502,180,707
Reinvestment of distributions	14,213,900	1,473,866	269,304,680	25,619,228
Shares redeemed	(19,354,064)	(13,013,944)	(377,307,633)	(249,087,489)
Net increase (decrease)	47,389,716	14,934,286	$918,000,227	$278,712,446
Fidelity Freedom Index 2055 Fund
Investor Class
Shares sold	42,884,949	19,363,119	$666,320,479	$289,383,068
Reinvestment of distributions	5,686,429	633,759	88,362,601	8,717,335
Shares redeemed	(12,997,316)	(7,026,163)	(199,707,499)	(104,209,605)
Net increase (decrease)	35,574,062	12,970,715	$554,975,581	$193,890,798
Institutional Premium Class
Shares sold	28,059,146	15,924,100	$435,730,475	$238,583,757
Reinvestment of distributions	4,654,087	691,027	72,412,299	9,526,370
Shares redeemed	(9,792,532)	(5,791,641)	(152,990,179)	(87,706,132)
Net increase (decrease)	22,920,701	10,823,486	$355,152,595	$160,403,995
Fidelity Freedom Index 2060 Fund
Investor Class
Shares sold	22,506,868	9,205,501	$288,991,465	$112,467,080
Reinvestment of distributions	1,529,667	234,999	20,098,123	2,633,167
Shares redeemed	(6,557,512)	(3,307,359)	(83,505,195)	(39,824,298)
Net increase (decrease)	17,479,023	6,133,141	$225,584,393	$75,275,949
Institutional Premium Class
Shares sold	14,972,083	7,592,609	$192,006,294	$92,988,816
Reinvestment of distributions	1,154,934	209,909	15,184,958	2,354,810
Shares redeemed	(4,548,333)	(2,773,756)	(58,476,712)	(34,063,299)
Net increase (decrease)	11,578,684	5,028,762	$148,714,540	$61,280,327
Fidelity Freedom Index 2065 Fund(a)
Investor Class
Shares sold	2,682,829	–	$27,307,154	$–
Reinvestment of distributions	16,987	–	180,404	–
Shares redeemed	(913,567)	–	(9,606,396)	–
Net increase (decrease)	1,786,249	–	$17,881,162	$–
Institutional Premium Class
Shares sold	1,235,896	–	$12,464,580	$–
Reinvestment of distributions	9,750	–	103,548	–
Shares redeemed	(95,266)	–	(962,682)	–
Net increase (decrease)	1,150,380	–	$11,605,446	$–
 (a) For the period June 28, 2019 (commencement of operations) to March 31, 2020.

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Freedom Index 2020 Fund	Fidelity Freedom Index 2025 Fund	Fidelity Freedom Index 2030 Fund	Fidelity Freedom Index 2035 Fund	Fidelity Freedom Index 2040 Fund	Fidelity Freedom Index 2045 Fund
Fidelity Series Bond Index Fund	17%	19%	19%	-	-	-
Fidelity Series Global ex U.S. Index Fund	-	12%	16%	14%	15%	10%
Fidelity Series Treasury Bill Index Fund	19%	14%	-	-	-	-
Fidelity Series Total Market Index Fund	-	11%	15%	13%	14%	10%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Bond Index Fund	84%
Fidelity Series Global ex U.S. Index Fund	94%
Fidelity Series Long-Term Treasury Bond Index Fund	20%
Fidelity Series Treasury Bill Index Fund	54%
Fidelity Series Total Market Index Fund	91%

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund and Fidelity Freedom Index 2065 Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund, and Fidelity Freedom Index 2065 Fund (the "Funds"), each a fund of Fidelity Aberdeen Street Trust, including the schedule of investments, as of March 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, except for Fidelity Freedom Index 2065 Fund; the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from June 28, 2019 (commencement of operations) to March 31, 2020 for the Fidelity Freedom Index 2065 Fund; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial positions of the Funds as of March 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the period mentioned above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

May 13, 2020

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 279 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092 (plan accounts) or 1-800-544-8544 (all other accounts).

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray currently serves as Vice Chairman of Meijer, Inc. (regional retail chain, 2013-present). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Previously, Mr. McGinty served as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2019). Prior to joining Fidelity Investments, Mr. McGinty served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President and Chief Investment Officer of Global Asset Allocation and is an employee of Fidelity Investments (2018-present). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2013-2018).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 to March 31, 2020).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During Period-B October 1, 2019 to March 31, 2020
Fidelity Freedom Index Income Fund
Investor Class	.12%
Actual		$1,000.00	$995.80	$.60
Hypothetical-C		$1,000.00	$1,024.40	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$996.80	$.40
Hypothetical-C		$1,000.00	$1,024.60	$.40
Fidelity Freedom Index 2005 Fund
Investor Class	.12%
Actual		$1,000.00	$985.90	$.60
Hypothetical-C		$1,000.00	$1,024.40	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$985.50	$.40
Hypothetical-C		$1,000.00	$1,024.60	$.40
Fidelity Freedom Index 2010 Fund
Investor Class	.12%
Actual		$1,000.00	$969.70	$.59
Hypothetical-C		$1,000.00	$1,024.40	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$970.00	$.39
Hypothetical-C		$1,000.00	$1,024.60	$.40
Fidelity Freedom Index 2015 Fund
Investor Class	.12%
Actual		$1,000.00	$954.30	$.59
Hypothetical-C		$1,000.00	$1,024.40	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$954.40	$.39
Hypothetical-C		$1,000.00	$1,024.60	$.40
Fidelity Freedom Index 2020 Fund
Investor Class	.12%
Actual		$1,000.00	$939.70	$.58
Hypothetical-C		$1,000.00	$1,024.40	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$940.60	$.39
Hypothetical-C		$1,000.00	$1,024.60	$.40
Fidelity Freedom Index 2025 Fund
Investor Class	.12%
Actual		$1,000.00	$928.80	$.58
Hypothetical-C		$1,000.00	$1,024.40	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$929.00	$.39
Hypothetical-C		$1,000.00	$1,024.60	$.40
Fidelity Freedom Index 2030 Fund
Investor Class	.12%
Actual		$1,000.00	$912.70	$.57
Hypothetical-C		$1,000.00	$1,024.40	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$912.90	$.38
Hypothetical-C		$1,000.00	$1,024.60	$.40
Fidelity Freedom Index 2035 Fund
Investor Class	.12%
Actual		$1,000.00	$886.00	$.57
Hypothetical-C		$1,000.00	$1,024.40	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$886.30	$.38
Hypothetical-C		$1,000.00	$1,024.60	$.40
Fidelity Freedom Index 2040 Fund
Investor Class	.12%
Actual		$1,000.00	$872.10	$.56
Hypothetical-C		$1,000.00	$1,024.40	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$872.30	$.37
Hypothetical-C		$1,000.00	$1,024.60	$.40
Fidelity Freedom Index 2045 Fund
Investor Class	.12%
Actual		$1,000.00	$872.00	$.56
Hypothetical-C		$1,000.00	$1,024.40	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$872.20	$.37
Hypothetical-C		$1,000.00	$1,024.60	$.40
Fidelity Freedom Index 2050 Fund
Investor Class	.12%
Actual		$1,000.00	$871.90	$.56
Hypothetical-C		$1,000.00	$1,024.40	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$872.20	$.37
Hypothetical-C		$1,000.00	$1,024.60	$.40
Fidelity Freedom Index 2055 Fund
Investor Class	.12%
Actual		$1,000.00	$872.20	$.56
Hypothetical-C		$1,000.00	$1,024.40	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$872.40	$.37
Hypothetical-C		$1,000.00	$1,024.60	$.40
Fidelity Freedom Index 2060 Fund
Investor Class	.12%
Actual		$1,000.00	$872.10	$.56
Hypothetical-C		$1,000.00	$1,024.40	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$872.30	$.37
Hypothetical-C		$1,000.00	$1,024.60	$.40
Fidelity Freedom Index 2065 Fund
Investor Class	.12%
Actual		$1,000.00	$872.30	$.56
Hypothetical-C		$1,000.00	$1,024.40	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$872.40	$.37
Hypothetical-C		$1,000.00	$1,024.60	$.40

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Freedom Index Income Fund
Investor Class	05/11/20	05/08/20	$0.000	$0.030
Institutional Premium Class	05/11/20	05/08/20	$0.000	$0.030
Fidelity Freedom Index 2005 Fund
Investor Class	05/11/20	05/08/20	$0.040	$0.041
Institutional Premium Class	05/11/20	05/08/20	$0.041	$0.041
Fidelity Freedom Index 2010 Fund
Investor Class	05/11/20	05/08/20	$0.039	$0.060
Institutional Premium Class	05/11/20	05/08/20	$0.040	$0.060
Fidelity Freedom Index 2015 Fund
Investor Class	05/11/20	05/08/20	$0.035	$0.064
Institutional Premium Class	05/11/20	05/08/20	$0.037	$0.064
Fidelity Freedom Index 2020 Fund
Investor Class	05/11/20	05/08/20	$0.033	$0.069
Institutional Premium Class	05/11/20	05/08/20	$0.035	$0.069
Fidelity Freedom Index 2025 Fund
Investor Class	05/11/20	05/08/20	$0.031	$0.065
Institutional Premium Class	05/11/20	05/08/20	$0.032	$0.065
Fidelity Freedom Index 2030 Fund
Investor Class	05/11/20	05/08/20	$0.025	$0.068
Institutional Premium Class	05/11/20	05/08/20	$0.027	$0.068
Fidelity Freedom Index 2035 Fund
Investor Class	05/11/20	05/08/20	$0.013	$0.059
Institutional Premium Class	05/11/20	05/08/20	$0.015	$0.059
Fidelity Freedom Index 2040 Fund
Investor Class	05/11/20	05/08/20	$0.006	$0.058
Institutional Premium Class	05/11/20	05/08/20	$0.007	$0.058
Fidelity Freedom Index 2045 Fund
Investor Class	05/11/20	05/08/20	$0.006	$0.055
Institutional Premium Class	05/11/20	05/08/20	$0.007	$0.055
Fidelity Freedom Index 2050 Fund
Investor Class	05/11/20	05/08/20	$0.006	$0.055
Institutional Premium Class	05/11/20	05/08/20	$0.007	$0.055
Fidelity Freedom Index 2055 Fund
Investor Class	05/11/20	05/08/20	$0.004	$0.038
Institutional Premium Class	05/11/20	05/08/20	$0.007	$0.038
Fidelity Freedom Index 2060 Fund
Investor Class	05/11/20	05/08/20	$0.003	$0.028
Institutional Premium Class	05/11/20	05/08/20	$0.006	$0.028
Fidelity Freedom Index 2065 Fund
Investor Class	05/11/20	05/08/20	$0.002	$0.042
Institutional Premium Class	05/11/20	05/08/20	$0.003	$0.042

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2020, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom Index Income Fund	$ 23,750,334
Fidelity Freedom Index 2005 Fund	$ 12,371,625
Fidelity Freedom Index 2010 Fund	$ 85,124,245
Fidelity Freedom Index 2015 Fund	$ 223,871,645
Fidelity Freedom Index 2020 Fund	$ 731,605,852
Fidelity Freedom Index 2025 Fund	$ 666,687,012
Fidelity Freedom Index 2030 Fund	$ 976,554,000
Fidelity Freedom Index 2035 Fund	$ 684,153,587
Fidelity Freedom Index 2040 Fund	$ 786,905,475
Fidelity Freedom Index 2045 Fund	$ 434,517,257
Fidelity Freedom Index 2050 Fund	$ 398,633,763
Fidelity Freedom Index 2055 Fund	$ 116,913,477
Fidelity Freedom Index 2060 Fund	$ 20,764,299
Fidelity Freedom Index 2065 Fund	$ 35,829

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Freedom Index Income Fund	54.21%
Fidelity Freedom Index 2005 Fund	50.07%
Fidelity Freedom Index 2010 Fund	44.83%
Fidelity Freedom Index 2015 Fund	39.43%
Fidelity Freedom Index 2020 Fund	32.71%
Fidelity Freedom Index 2025 Fund	28.89%
Fidelity Freedom Index 2030 Fund	23.30%
Fidelity Freedom Index 2035 Fund	17.79%
Fidelity Freedom Index 2040 Fund	15.58%
Fidelity Freedom Index 2045 Fund	15.57%
Fidelity Freedom Index 2050 Fund	15.56%
Fidelity Freedom Index 2055 Fund	15.63%
Fidelity Freedom Index 2060 Fund	15.67%
Fidelity Freedom Index 2065 Fund	14.56%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Investor Class	Institutional Premium Class
Fidelity Freedom Index Income Fund
April 2019	0%	0%
May 2019	6%	5%
June 2019	7%	7%
July 2019	8%	7%
August 2019	7%	7%
September 2019	8%	7%
October 2019	8%	7%
November 2019	7%	7%
December 2019	8%	7%
February 2020	0%	0%
March 2020	0%	0%
Fidelity Freedom Index 2005 Fund
May 2019	0%	0%
December 2019	10%	10%
Fidelity Freedom Index 2010 Fund
May 2019	0%	0%
December 2019	16%	16%
Fidelity Freedom Index 2015 Fund
May 2019	0%	0%
December 2019	18%	18%
Fidelity Freedom Index 2020 Fund
May 2019	1%	1%
December 2019	20%	20%
Fidelity Freedom Index 2025 Fund
May 2019	1%	1%
December 2019	21%	20%
Fidelity Freedom Index 2030 Fund
May 2019	1%	1%
December 2019	24%	23%
Fidelity Freedom Index 2035 Fund
May 2019	2%	2%
December 2019	26%	26%
Fidelity Freedom Index 2040 Fund
May 2019	2%	2%
December 2019	29%	29%
Fidelity Freedom Index 2045 Fund
May 2019	4%	4%
December 2019	28%	27%
Fidelity Freedom Index 2050 Fund
May 2019	3%	3%
December 2019	28%	28%
Fidelity Freedom Index 2055 Fund
May 2019	4%	3%
December 2019	30%	30%
Fidelity Freedom Index 2060 Fund
May 2019	5%	4%
December 2019	25%	25%
Fidelity Freedom Index 2065 Fund
May 2019	0%	0%
December 2019	26%	26%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code:

	Investor Class	Institutional Premium Class
Fidelity Freedom Index Income Fund
April 2019	0%	0%
May 2019	10%	10%
June 2019	13%	13%
July 2019	14%	13%
August 2019	13%	13%
September 2019	14%	13%
October 2019	14%	13%
November 2019	13%	13%
December 2019	14%	13%
February 2020	0%	0%
March 2020	0%	0%
Fidelity Freedom Index 2005 Fund
May 2019	1%	1%
December 2019	17%	17%
Fidelity Freedom Index 2010 Fund
May 2019	1%	1%
December 2019	27%	26%
Fidelity Freedom Index 2015 Fund
May 2019	1%	1%
December 2019	30%	29%
Fidelity Freedom Index 2020 Fund
May 2019	2%	2%
December 2019	33%	32%
Fidelity Freedom Index 2025 Fund
May 2019	2%	2%
December 2019	34%	34%
Fidelity Freedom Index 2030 Fund
May 2019	2%	2%
December 2019	39%	39%
Fidelity Freedom Index 2035 Fund
May 2019	5%	4%
December 2019	44%	44%
Fidelity Freedom Index 2040 Fund
May 2019	4%	3%
December 2019	49%	48%
Fidelity Freedom Index 2045 Fund
May 2019	7%	6%
December 2019	46%	46%
Fidelity Freedom Index 2050 Fund
May 2019	6%	5%
December 2019	47%	47%
Fidelity Freedom Index 2055 Fund
May 2019	6%	5%
December 2019	43%	43%
Fidelity Freedom Index 2060 Fund
May 2019	9%	8%
December 2019	43%	43%
Fidelity Freedom Index 2065 Fund
May 2019	0%	0%
December 2019	54%	53%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

	Investor Class	Institutional Premium Class
Fidelity Freedom Index Income Fund
April 2019	0%	0%
May 2019	1%	1%
June 2019	1%	1%
July 2019	1%	1%
August 2019	1%	1%
September 2019	1%	1%
October 2019	1%	1%
November 2019	1%	1%
December 2019	1%	1%
February 2020	0%	0%
March 2020	0%	0%
Fidelity Freedom Index 2005 Fund
May 2019	1%	1%
December 2019	1%	1%
Fidelity Freedom Index 2010 Fund
May 2019	1%	1%
December 2019	2%	2%
Fidelity Freedom Index 2015 Fund
May 2019	1%	1%
December 2019	2%	2%
Fidelity Freedom Index 2020 Fund
May 2019	1%	1%
December 2019	2%	2%
Fidelity Freedom Index 2025 Fund
May 2019	1%	1%
December 2019	2%	2%
Fidelity Freedom Index 2030 Fund
May 2019	1%	1%
December 2019	2%	2%
Fidelity Freedom Index 2035 Fund
May 2019	1%	1%
December 2019	2%	2%
Fidelity Freedom Index 2040 Fund
May 2019	1%	1%
December 2019	3%	3%
Fidelity Freedom Index 2045 Fund
May 2019	1%	1%
December 2019	3%	3%
Fidelity Freedom Index 2050 Fund
May 2019	1%	1%
December 2019	3%	3%
Fidelity Freedom Index 2055 Fund
May 2019	1%	1%
December 2019	2%	2%
Fidelity Freedom Index 2060 Fund
May 2019	1%	1%
December 2019	2%	2%
Fidelity Freedom Index 2065 Fund
May 2019	0%	0%
December 2019	3%	3%

The funds will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

FRX-ANN-0520
1.899264.110

Fidelity Flex® Freedom Blend Funds (formerly Fidelity Flex℠ Freedom Funds) - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065

Annual Report

March 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Fidelity Flex® Freedom Blend Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to shareholders:
(No Action is Required by You)

As part of a regular review of its organizational structure, Fidelity has decided to merge certain entities to streamline operations, increase efficiency, simplify reporting, and reduce legal, compliance, and accounting complexity and costs. In separate events, Fidelity has merged four of its investment advisers and two of its broker-dealers.

Effective on or about January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Management & Research Company LLC”.

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. (“FIISC”). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Distributors Company LLC”.

These mergers are not expected to affect fund shareholders or Fidelity clients, nor are they expected to result in any changes to the day-to-day management of Fidelity’s brokerage services, the Fidelity funds, their investment policies and practices, their portfolio management teams, or the funds’ expenses.

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity Flex® Freedom Blend Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Life of fundA
Fidelity Flex® Freedom Blend Income Fund	2.17%	3.18%

 A From June 8, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend Income Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$10,921	Fidelity Flex® Freedom Blend Income Fund
$11,336	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Flex® Freedom Blend 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Life of fundA
Fidelity Flex® Freedom Blend 2005 Fund	1.29%	3.20%

 A From June 8, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2005 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$10,927	Fidelity Flex® Freedom Blend 2005 Fund
$11,336	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Flex® Freedom Blend 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Life of fundA
Fidelity Flex® Freedom Blend 2010 Fund	(0.34)%	2.91%

 A From June 8, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2010 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$10,841	Fidelity Flex® Freedom Blend 2010 Fund
$11,336	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Flex® Freedom Blend 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Life of fundA
Fidelity Flex® Freedom Blend 2015 Fund	(1.91)%	2.63%

 A From June 8, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2015 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$10,757	Fidelity Flex® Freedom Blend 2015 Fund
$11,336	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Flex® Freedom Blend 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Life of fundA
Fidelity Flex® Freedom Blend 2020 Fund	(3.23)%	2.32%

 A From June 8, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2020 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$10,666	Fidelity Flex® Freedom Blend 2020 Fund
$11,226	S&P 500® Index

Fidelity Flex® Freedom Blend 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Life of fundA
Fidelity Flex® Freedom Blend 2025 Fund	(4.34)%	2.08%

 A From June 8, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2025 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$10,595	Fidelity Flex® Freedom Blend 2025 Fund
$11,226	S&P 500® Index

Fidelity Flex® Freedom Blend 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Life of fundA
Fidelity Flex® Freedom Blend 2030 Fund	(5.88)%	1.89%

 A From June 8, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2030 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$10,541	Fidelity Flex® Freedom Blend 2030 Fund
$11,226	S&P 500® Index

Fidelity Flex® Freedom Blend 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Life of fundA
Fidelity Flex® Freedom Blend 2035 Fund	(8.74)%	1.03%

 A From June 8, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2035 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$10,294	Fidelity Flex® Freedom Blend 2035 Fund
$11,226	S&P 500® Index

Fidelity Flex® Freedom Blend 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Life of fundA
Fidelity Flex® Freedom Blend 2040 Fund	(10.27)%	0.40%

 A From June 8, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2040 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$10,114	Fidelity Flex® Freedom Blend 2040 Fund
$11,226	S&P 500® Index

Fidelity Flex® Freedom Blend 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Life of fundA
Fidelity Flex® Freedom Blend 2045 Fund	(10.26)%	0.41%

 A From June 8, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2045 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$10,115	Fidelity Flex® Freedom Blend 2045 Fund
$11,226	S&P 500® Index

Fidelity Flex® Freedom Blend 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Life of fundA
Fidelity Flex® Freedom Blend 2050 Fund	(10.25)%	0.40%

 A From June 8, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2050 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$10,114	Fidelity Flex® Freedom Blend 2050 Fund
$11,226	S&P 500® Index

Fidelity Flex® Freedom Blend 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Life of fundA
Fidelity Flex® Freedom Blend 2055 Fund	(10.24)%	0.41%

 A From June 8, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2055 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$10,117	Fidelity Flex® Freedom Blend 2055 Fund
$11,226	S&P 500® Index

Fidelity Flex® Freedom Blend 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Life of fundA
Fidelity Flex® Freedom Blend 2060 Fund	(10.24)%	0.41%

 A From June 8, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2060 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$10,115	Fidelity Flex® Freedom Blend 2060 Fund
$11,226	S&P 500® Index

Fidelity Flex® Freedom Blend 2065 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity Flex® Freedom Blend 2065 Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2065 Fund on June 28, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$8,690	Fidelity Flex® Freedom Blend 2065 Fund
$8,918	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The performance of financial assets during the 12-month period ending March 31, 2020 was significantly influenced by the outbreak and spread of a novel coronavirus in the first quarter of 2020. The outbreak curtailed global economic growth and the outlook for corporate earnings in domestic and foreign markets. Declared a pandemic on March 11, the crisis and containment efforts led to increased uncertainty, broad-based contraction in economic activity, higher volatility, and dislocation in the financial markets as investors digested new information. The shift in the backdrop snapped a favorable longer-term stretch for global assets. For the year ending March 31, 2020, the Dow Jones U.S. Total Stock Market Index returned -9.28% for the period, pressured by the spreading coronavirus and related “stay at home” guidelines from federal and state officials. By mid-March, the U.S. stock market entered bear-market territory less than a month after hitting an all-time high. Energy (-55%) fared worst, whereas information technology (+7%) stood out as the only sector with a gain. The defensive-oriented consumer staples and health care sectors (-2% each) held up reasonably well. Large-cap stocks outpaced smaller-caps, while growth outpaced value. Elsewhere, commodities lagged equities. Non-U.S. equities returned -15.42% for the 12 months, according to the MSCI ACWI (All Country World Index) ex USA Index (Net MA). With the exception of Japan (-6%), all regions experienced a double-digit decline. The U.K. and Asia Pacific ex Japan (-23% each) fared worst, followed by Canada (-19%) and emerging markets (-17%). Europe ex U.K. returned -12%. By sector, notable laggards included energy (-37%) and real estate (-26%), whereas health care led with a 5% gain. Turning to fixed income, U.S. taxable investment-grade bonds (the Bloomberg Barclays U.S. Aggregate Bond Index) advanced 8.93%, as investors generally sought their perceived safety. Within the index, U.S. Treasury bonds led the way (+13%). Mortgage-backed securities and Treasury Inflation-Protected Securities (+7% each) lagged, as did corporate bonds (+5%). Notable underperformers included extended (non-core) categories, including floating-rate bank loans (-10%), high-yield bonds (-7%) and emerging-markets debt (-5%).

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  For the fiscal year, shares of each Fidelity Flex Freedom® Blend Fund posted a return, ranging from 2.17% for Fidelity Flex Freedom Blend Income Fund to -10.27% for Fidelity Flex Freedom Blend 2040 Fund. Each Fund lagged its Composite index. Active asset allocation decisions drove the majority of the Funds’ underperformance relative to Composite indexes during the past 12 months. The performance of the underlying investment portfolios slightly held back the Funds' relative results, but to a much lesser extent. More specifically, underweighting investment-grade bonds, which performed relatively well, held back the Funds’ performance versus Composites. Exposure to poor-performing commodities, which are not in the Composite indexes, also hurt, as did an overweighting in non-U.S. equities – one of the weaker-performing asset classes. Meanwhile, underweighting lagging U.S. equities contributed to the Funds’ relative performance. Overweight allocations to inflation-protected securities and short-term securities also helped, as both asset classes had a positive return. In terms of investment performance, our holdings in U.S. equities, in aggregate, hurt most. Here, our investments in Fidelity® Series Intrinsic Opportunities Fund and Fidelity® Series Large Cap Stock Fund were notable detractors this period. In addition, our investment in Fidelity® Series Investment Grade Bond Fund also held back the Funds' relative results. Conversely, the performance of underlying non-U.S. equity funds, in aggregate, contributed. Among non-U.S. equities, investments in both developed-markets equities and emerging-markets stocks added value. In particular, investments in Fidelity® Series Emerging Markets Fund and Fidelity® Series International Growth Fund were notable contributors, as each outperformed its benchmark.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Notes to Shareholders:  Received approval at the May 2019 FIAA Board meeting to modify the strategic equity asset allocation (“glide path”) of Fidelity’s target date funds, adjusting the mix of U.S./non-U.S. equity exposure from 70%/30% to 60%/40%. (Note that the total equity percentage is not changing.)

Fidelity Flex® Freedom Blend Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Treasury Bill Index Fund	16.4
Fidelity Series Inflation-Protected Bond Index Fund	12.1
Fidelity Series Government Bond Index Fund	11.9
Fidelity Series Investment Grade Bond Fund	11.6
Fidelity Series Investment Grade Securitized Fund	8.1
Fidelity Series Corporate Bond Fund	7.7
Fidelity Series Government Money Market Fund 0.4%	5.1
Fidelity Series Short-Term Credit Fund	4.8
Fidelity Series Emerging Markets Opportunities Fund	4.1
Fidelity Series Commodity Strategy Fund	3.4
85.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	7.1%
International Equity Funds	10.8%
Bond Funds	55.8%
Short-Term Funds	26.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend Income Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 7.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	69	$890
Fidelity Series Commodity Strategy Fund (a)	1,016	3,707
Fidelity Series Large Cap Growth Index Fund (a)	62	619
Fidelity Series Large Cap Stock Fund (a)	53	640
Fidelity Series Large Cap Value Index Fund (a)	128	1,226
Fidelity Series Small Cap Opportunities Fund (a)	29	296
Fidelity Series Value Discovery Fund (a)	36	355
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,523)		7,733

International Equity Funds - 10.8%
Fidelity Series Canada Fund (a)	69	576
Fidelity Series Emerging Markets Fund (a)	64	452
Fidelity Series Emerging Markets Opportunities Fund (a)	288	4,491
Fidelity Series International Growth Fund (a)	121	1,755
Fidelity Series International Index Fund (a)	78	643
Fidelity Series International Small Cap Fund (a)	38	508
Fidelity Series International Value Fund (a)	243	1,734
Fidelity Series Overseas Fund (a)	194	1,676
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $14,126)		11,835

Bond Funds - 55.8%
Fidelity Series Corporate Bond Fund (a)	822	8,355
Fidelity Series Emerging Markets Debt Fund (a)	85	685
Fidelity Series Floating Rate High Income Fund (a)	18	146
Fidelity Series Government Bond Index Fund (a)	1,154	13,027
Fidelity Series High Income Fund (a)	91	748
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,308	13,187
Fidelity Series International Credit Fund (a)	6	56
Fidelity Series Investment Grade Bond Fund (a)	1,103	12,723
Fidelity Series Investment Grade Securitized Fund (a)	841	8,863
Fidelity Series Long-Term Treasury Bond Index Fund (a)	253	2,700
Fidelity Series Real Estate Income Fund (a)	49	412
TOTAL BOND FUNDS
(Cost $59,596)		60,902

Short-Term Funds - 26.3%
Fidelity Series Government Money Market Fund 0.4% (a)(b)	5,568	5,568
Fidelity Series Short-Term Credit Fund (a)	528	5,217
Fidelity Series Treasury Bill Index Fund (a)	1,791	17,984
TOTAL SHORT-TERM FUNDS
(Cost $28,758)		28,769
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $112,003)		109,239
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$109,239

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$354	$50	$426	$--	$(47)	$69	$--
Fidelity Series Blue Chip Growth Fund	649	1,581	1,309	77	56	(87)	890
Fidelity Series Canada Fund	267	477	17	7	1	(152)	576
Fidelity Series Commodity Strategy Fund	3,191	1,803	271	60	(27)	(989)	3,707
Fidelity Series Corporate Bond Fund	--	9,256	459	190	10	(452)	8,355
Fidelity Series Emerging Markets Debt Fund	750	132	84	44	(7)	(106)	685
Fidelity Series Emerging Markets Fund	379	250	21	13	--	(156)	452
Fidelity Series Emerging Markets Opportunities Fund	3,431	2,268	433	125	10	(785)	4,491
Fidelity Series Floating Rate High Income Fund	161	8	1	9	--	(22)	146
Fidelity Series Government Bond Index Fund	--	12,784	556	168	13	786	13,027
Fidelity Series Government Money Market Fund 0.4%	19,073	4,148	17,653	270	--	--	5,568
Fidelity Series Growth Company Fund	1,298	29	1,379	--	123	(71)	--
Fidelity Series High Income Fund	805	55	7	53	--	(105)	748
Fidelity Series Inflation-Protected Bond Index Fund	14,228	782	2,276	194	44	409	13,187
Fidelity Series International Credit Fund	54	4	--	3	--	(2)	56
Fidelity Series International Growth Fund	2,489	447	1,178	79	66	(69)	1,755
Fidelity Series International Index Fund	--	797	3	14	--	(151)	643
Fidelity Series International Small Cap Fund	597	62	76	28	--	(75)	508
Fidelity Series International Value Fund	2,473	631	929	87	(59)	(382)	1,734
Fidelity Series Intrinsic Opportunities Fund	1,595	178	1,717	58	(96)	40	--
Fidelity Series Investment Grade Bond Fund	39,905	1,977	30,543	813	751	633	12,723
Fidelity Series Investment Grade Securitized Fund	--	9,212	471	200	2	120	8,863
Fidelity Series Large Cap Growth Index Fund	--	1,507	878	15	29	(39)	619
Fidelity Series Large Cap Stock Fund	1,380	381	979	89	(37)	(105)	640
Fidelity Series Large Cap Value Index Fund	386	2,883	1,587	149	(148)	(308)	1,226
Fidelity Series Long-Term Treasury Bond Index Fund	4,854	600	3,481	298	342	385	2,700
Fidelity Series Opportunistic Insights Fund	698	17	750	--	45	(10)	--
Fidelity Series Overseas Fund	--	1,912	--	4	--	(236)	1,676
Fidelity Series Real Estate Income Fund	501	33	--	33	--	(122)	412
Fidelity Series Short-Term Credit Fund	4,769	560	60	138	--	(52)	5,217
Fidelity Series Small Cap Discovery Fund	187	14	205	4	--	4	--
Fidelity Series Small Cap Opportunities Fund	573	201	373	36	(36)	(69)	296
Fidelity Series Stock Selector Large Cap Value Fund	1,051	95	1,209	--	(3)	66	--
Fidelity Series Treasury Bill Index Fund	--	17,981	64	140	--	67	17,984
Fidelity Series Value Discovery Fund	743	202	493	34	(27)	(70)	355
	$106,841	$73,317	$69,888	$3,432	$1,005	$(2,036)	$109,239

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend Income Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $112,003)	$109,239
Total Investment in Securities (cost $112,003)		$109,239
Total assets		109,239
Liabilities
Net Assets		$109,239
Net Assets consist of:
Paid in capital		$111,563
Total accumulated earnings (loss)		(2,324)
Net Assets		$109,239
Net Asset Value, offering price and redemption price per share ($109,239 ÷ 11,155 shares)		$9.79

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$2,561
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		2,560
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,005
Capital gain distributions from underlying funds:
Affiliated issuers	871
Total net realized gain (loss)		1,876
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(2,036)
Total change in net unrealized appreciation (depreciation)		(2,036)
Net gain (loss)		(160)
Net increase (decrease) in net assets resulting from operations		$2,400

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,560	$2,605
Net realized gain (loss)	1,876	1,606
Change in net unrealized appreciation (depreciation)	(2,036)	(563)
Net increase (decrease) in net assets resulting from operations	2,400	3,648
Distributions to shareholders	(4,839)	(4,468)
Share transactions
Reinvestment of distributions	4,839	4,468
Net increase (decrease) in net assets resulting from share transactions	4,839	4,468
Total increase (decrease) in net assets	2,400	3,648
Net Assets
Beginning of period	106,839	103,191
End of period	$109,239	$106,839
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	477	456
Net increase (decrease)	477	456

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend Income Fund

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.01	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.23	.25	.18
Net realized and unrealized gain (loss)	–C	.10	.13
Total from investment operations	.23	.35	.31
Distributions from net investment income	(.24)	(.25)	(.16)
Distributions from net realized gain	(.21)	(.18)	(.06)
Total distributions	(.45)	(.43)	(.22)
Net asset value, end of period	$9.79	$10.01	$10.09
Total ReturnD	2.17%	3.63%	3.14%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G	- %G	- %H
Expenses net of fee waivers, if any	- %G	- %G	- %H
Expenses net of all reductions	- %G	- %G	- %H
Net investment income (loss)	2.31%	2.51%	2.21%H
Supplemental Data
Net assets, end of period (000 omitted)	$109	$107	$103
Portfolio turnover rateF	63%	23%	10%H

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Treasury Bill Index Fund	14.7
Fidelity Series Government Bond Index Fund	11.2
Fidelity Series Inflation-Protected Bond Index Fund	11.0
Fidelity Series Investment Grade Bond Fund	11.0
Fidelity Series Investment Grade Securitized Fund	7.6
Fidelity Series Corporate Bond Fund	7.3
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series Government Money Market Fund 0.4%	4.5
Fidelity Series Short-Term Credit Fund	4.2
Fidelity Series Commodity Strategy Fund	3.4
79.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	10.8%
International Equity Funds	13.3%
Bond Funds	52.5%
Short-Term Funds	23.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2005 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 10.8%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	134	$1,723
Fidelity Series Commodity Strategy Fund (a)	1,016	3,707
Fidelity Series Large Cap Growth Index Fund (a)	124	1,249
Fidelity Series Large Cap Stock Fund (a)	108	1,294
Fidelity Series Large Cap Value Index Fund (a)	254	2,438
Fidelity Series Small Cap Opportunities Fund (a)	61	624
Fidelity Series Value Discovery Fund (a)	74	739
TOTAL DOMESTIC EQUITY FUNDS
(Cost $14,403)		11,774

International Equity Funds - 13.3%
Fidelity Series Canada Fund (a)	87	721
Fidelity Series Emerging Markets Fund (a)	74	522
Fidelity Series Emerging Markets Opportunities Fund (a)	331	5,153
Fidelity Series International Growth Fund (a)	160	2,316
Fidelity Series International Index Fund (a)	101	827
Fidelity Series International Small Cap Fund (a)	49	653
Fidelity Series International Value Fund (a)	308	2,200
Fidelity Series Overseas Fund (a)	245	2,115
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $17,320)		14,507

Bond Funds - 52.5%
Fidelity Series Corporate Bond Fund (a)	779	7,918
Fidelity Series Emerging Markets Debt Fund (a)	85	685
Fidelity Series Floating Rate High Income Fund (a)	18	148
Fidelity Series Government Bond Index Fund (a)	1,086	12,258
Fidelity Series High Income Fund (a)	92	755
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,194	12,031
Fidelity Series International Credit Fund (a)	6	57
Fidelity Series Investment Grade Bond Fund (a)	1,043	12,029
Fidelity Series Investment Grade Securitized Fund (a)	790	8,330
Fidelity Series Long-Term Treasury Bond Index Fund (a)	254	2,711
Fidelity Series Real Estate Income Fund (a)	50	417
TOTAL BOND FUNDS
(Cost $56,117)		57,339

Short-Term Funds - 23.4%
Fidelity Series Government Money Market Fund 0.4% (a)(b)	4,900	4,900
Fidelity Series Short-Term Credit Fund (a)	466	4,605
Fidelity Series Treasury Bill Index Fund (a)	1,604	16,102
TOTAL SHORT-TERM FUNDS
(Cost $25,596)		25,607
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $113,436)		109,227
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$109,227

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$599	$57	$694	$--	$(83)	$121	$--
Fidelity Series Blue Chip Growth Fund	1,076	2,385	1,652	128	74	(160)	1,723
Fidelity Series Canada Fund	357	525	12	10	--	(149)	721
Fidelity Series Commodity Strategy Fund	3,221	1,792	278	60	(34)	(994)	3,707
Fidelity Series Corporate Bond Fund	--	8,837	499	181	7	(427)	7,918
Fidelity Series Emerging Markets Debt Fund	757	124	82	44	(6)	(108)	685
Fidelity Series Emerging Markets Fund	475	251	21	15	--	(183)	522
Fidelity Series Emerging Markets Opportunities Fund	4,295	2,191	428	145	13	(918)	5,153
Fidelity Series Floating Rate High Income Fund	162	10	1	9	--	(23)	148
Fidelity Series Government Bond Index Fund	--	12,224	727	159	20	741	12,258
Fidelity Series Government Money Market Fund 0.4%	16,087	4,223	15,410	231	--	--	4,900
Fidelity Series Growth Company Fund	2,181	36	2,303	--	212	(126)	--
Fidelity Series High Income Fund	812	54	5	54	--	(106)	755
Fidelity Series Inflation-Protected Bond Index Fund	12,403	1,091	1,859	177	31	365	12,031
Fidelity Series International Credit Fund	55	4	--	4	--	(2)	57
Fidelity Series International Growth Fund	3,325	633	1,619	104	67	(90)	2,316
Fidelity Series International Index Fund	--	1,025	4	19	--	(194)	827
Fidelity Series International Small Cap Fund	797	45	84	36	(3)	(102)	653
Fidelity Series International Value Fund	3,303	669	1,189	115	(98)	(485)	2,200
Fidelity Series Intrinsic Opportunities Fund	2,679	209	2,794	96	(161)	67	--
Fidelity Series Investment Grade Bond Fund	37,236	2,575	29,079	765	704	593	12,029
Fidelity Series Investment Grade Securitized Fund	--	8,817	602	190	2	113	8,330
Fidelity Series Large Cap Growth Index Fund	--	2,389	1,095	24	39	(84)	1,249
Fidelity Series Large Cap Stock Fund	2,323	512	1,280	147	(20)	(241)	1,294
Fidelity Series Large Cap Value Index Fund	649	4,469	1,855	244	(120)	(705)	2,438
Fidelity Series Long-Term Treasury Bond Index Fund	5,082	613	3,734	301	369	381	2,711
Fidelity Series Opportunistic Insights Fund	1,173	36	1,271	--	75	(13)	--
Fidelity Series Overseas Fund	--	2,409	--	6	--	(294)	2,115
Fidelity Series Real Estate Income Fund	506	35	--	33	--	(124)	417
Fidelity Series Short-Term Credit Fund	4,023	694	64	119	--	(48)	4,605
Fidelity Series Small Cap Discovery Fund	313	14	335	7	1	7	--
Fidelity Series Small Cap Opportunities Fund	963	351	500	59	(40)	(150)	624
Fidelity Series Stock Selector Large Cap Value Fund	1,768	85	1,958	--	(1)	106	--
Fidelity Series Treasury Bill Index Fund	--	16,104	61	123	--	59	16,102
Fidelity Series Value Discovery Fund	1,253	320	653	56	(23)	(158)	739
	$107,873	$75,808	$72,148	$3,661	$1,025	$(3,331)	$109,227

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $113,436)	$109,227
Total Investment in Securities (cost $113,436)		$109,227
Total assets		109,227
Liabilities
Net Assets		$109,227
Net Assets consist of:
Paid in capital		$112,629
Total accumulated earnings (loss)		(3,402)
Net Assets		$109,227
Net Asset Value, offering price and redemption price per share ($109,227 ÷ 11,265 shares)		$9.70

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$2,592
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		2,591
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,025
Capital gain distributions from underlying funds:
Affiliated issuers	1,069
Total net realized gain (loss)		2,094
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(3,331)
Total change in net unrealized appreciation (depreciation)		(3,331)
Net gain (loss)		(1,237)
Net increase (decrease) in net assets resulting from operations		$1,354

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,591	$2,602
Net realized gain (loss)	2,094	2,179
Change in net unrealized appreciation (depreciation)	(3,331)	(1,151)
Net increase (decrease) in net assets resulting from operations	1,354	3,630
Distributions to shareholders	(5,390)	(5,040)
Share transactions
Reinvestment of distributions	5,390	5,040
Net increase (decrease) in net assets resulting from share transactions	5,390	5,040
Total increase (decrease) in net assets	1,354	3,630
Net Assets
Beginning of period	107,873	104,243
End of period	$109,227	$107,873
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	531	519
Net increase (decrease)	531	519

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2005 Fund

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.05	$10.21	$10.00
Income from Investment Operations
Net investment income (loss)B	.24	.25	.18
Net realized and unrealized gain (loss)	(.09)	.08	.25
Total from investment operations	.15	.33	.43
Distributions from net investment income	(.25)	(.25)	(.14)
Distributions from net realized gain	(.25)	(.24)	(.08)
Total distributions	(.50)	(.49)	(.22)
Net asset value, end of period	$9.70	$10.05	$10.21
Total ReturnC	1.29%	3.43%	4.29%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F	- %F	- %G
Expenses net of fee waivers, if any	- %F	- %F	- %G
Expenses net of all reductions	- %F	- %F	- %G
Net investment income (loss)	2.31%	2.49%	2.21%G
Supplemental Data
Net assets, end of period (000 omitted)	$109	$108	$104
Portfolio turnover rateE	65%	23%	13%G

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Treasury Bill Index Fund	12.3
Fidelity Series Government Bond Index Fund	10.1
Fidelity Series Investment Grade Bond Fund	9.9
Fidelity Series Inflation-Protected Bond Index Fund	9.5
Fidelity Series Investment Grade Securitized Fund	6.9
Fidelity Series Corporate Bond Fund	6.6
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series Large Cap Value Index Fund	3.9
Fidelity Series Government Money Market Fund 0.4%	3.6
Fidelity Series Short-Term Credit Fund	3.4
71.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	16.3%
International Equity Funds	17.0%
Bond Funds	47.4%
Short-Term Funds	19.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2010 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 16.3%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	229	$2,958
Fidelity Series Commodity Strategy Fund (a)	1,008	3,680
Fidelity Series Large Cap Growth Index Fund (a)	218	2,184
Fidelity Series Large Cap Stock Fund (a)	189	2,266
Fidelity Series Large Cap Value Index Fund (a)	440	4,232
Fidelity Series Small Cap Opportunities Fund (a)	110	1,112
Fidelity Series Value Discovery Fund (a)	132	1,310
TOTAL DOMESTIC EQUITY FUNDS
(Cost $21,595)		17,742

International Equity Funds - 17.0%
Fidelity Series Canada Fund (a)	118	978
Fidelity Series Emerging Markets Fund (a)	88	621
Fidelity Series Emerging Markets Opportunities Fund (a)	393	6,114
Fidelity Series International Growth Fund (a)	209	3,022
Fidelity Series International Index Fund (a)	133	1,089
Fidelity Series International Small Cap Fund (a)	67	893
Fidelity Series International Value Fund (a)	403	2,876
Fidelity Series Overseas Fund (a)	324	2,801
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $22,092)		18,394

Bond Funds - 47.4%
Fidelity Series Corporate Bond Fund (a)	698	7,095
Fidelity Series Emerging Markets Debt Fund (a)	84	680
Fidelity Series Floating Rate High Income Fund (a)	19	150
Fidelity Series Government Bond Index Fund (a)	973	10,982
Fidelity Series High Income Fund (a)	93	764
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,023	10,317
Fidelity Series International Credit Fund (a)	6	57
Fidelity Series Investment Grade Bond Fund (a)	932	10,748
Fidelity Series Investment Grade Securitized Fund (a)	708	7,464
Fidelity Series Long-Term Treasury Bond Index Fund (a)	252	2,692
Fidelity Series Real Estate Income Fund (a)	50	422
TOTAL BOND FUNDS
(Cost $50,278)		51,371

Short-Term Funds - 19.3%
Fidelity Series Government Money Market Fund 0.4% (a)(b)	3,890	3,890
Fidelity Series Short-Term Credit Fund (a)	377	3,721
Fidelity Series Treasury Bill Index Fund (a)	1,328	13,332
TOTAL SHORT-TERM FUNDS
(Cost $20,935)		20,943
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $114,900)		108,450
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$108,450

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$881	$62	$999	$--	$(108)	$164	$--
Fidelity Series Blue Chip Growth Fund	1,587	3,456	1,906	194	80	(259)	2,958
Fidelity Series Canada Fund	461	792	26	13	1	(250)	978
Fidelity Series Commodity Strategy Fund	3,246	1,784	312	61	(46)	(992)	3,680
Fidelity Series Corporate Bond Fund	--	8,117	640	165	1	(383)	7,095
Fidelity Series Emerging Markets Debt Fund	762	114	79	44	(6)	(111)	680
Fidelity Series Emerging Markets Fund	584	272	14	17	--	(221)	621
Fidelity Series Emerging Markets Opportunities Fund	5,285	2,309	394	173	11	(1,097)	6,114
Fidelity Series Floating Rate High Income Fund	163	10	--	10	--	(23)	150
Fidelity Series Government Bond Index Fund	--	11,238	950	145	30	664	10,982
Fidelity Series Government Money Market Fund 0.4%	12,791	3,726	12,627	185	--	--	3,890
Fidelity Series Growth Company Fund	3,217	53	3,399	--	317	(188)	--
Fidelity Series High Income Fund	819	54	2	54	--	(107)	764
Fidelity Series Inflation-Protected Bond Index Fund	10,235	1,175	1,421	154	17	311	10,317
Fidelity Series International Credit Fund	56	3	--	4	--	(2)	57
Fidelity Series International Growth Fund	4,296	790	2,080	138	134	(118)	3,022
Fidelity Series International Index Fund	--	1,349	3	25	--	(257)	1,089
Fidelity Series International Small Cap Fund	1,030	106	100	49	(6)	(137)	893
Fidelity Series International Value Fund	4,268	877	1,509	153	(101)	(659)	2,876
Fidelity Series Intrinsic Opportunities Fund	3,953	251	4,063	146	(240)	99	--
Fidelity Series Investment Grade Bond Fund	33,629	2,787	26,846	689	640	538	10,748
Fidelity Series Investment Grade Securitized Fund	--	8,098	739	173	3	102	7,464
Fidelity Series Large Cap Growth Index Fund	--	3,691	1,401	37	43	(149)	2,184
Fidelity Series Large Cap Stock Fund	3,426	720	1,432	223	(5)	(443)	2,266
Fidelity Series Large Cap Value Index Fund	956	6,578	1,926	376	(82)	(1,294)	4,232
Fidelity Series Long-Term Treasury Bond Index Fund	5,340	680	4,105	311	403	374	2,692
Fidelity Series Opportunistic Insights Fund	1,730	27	1,845	--	116	(28)	--
Fidelity Series Overseas Fund	--	3,234	--	8	--	(433)	2,801
Fidelity Series Real Estate Income Fund	510	38	1	34	--	(125)	422
Fidelity Series Short-Term Credit Fund	3,198	627	65	96	--	(39)	3,721
Fidelity Series Small Cap Discovery Fund	463	15	489	10	1	10	--
Fidelity Series Small Cap Opportunities Fund	1,420	579	569	89	(42)	(276)	1,112
Fidelity Series Stock Selector Large Cap Value Fund	2,610	104	2,870	--	(3)	159	--
Fidelity Series Treasury Bill Index Fund	--	13,345	61	99	--	48	13,332
Fidelity Series Value Discovery Fund	1,848	529	756	87	(18)	(293)	1,310
	$108,764	$77,590	$73,629	$3,962	$1,140	$(5,415)	$108,450

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $114,900)	$108,450
Total Investment in Securities (cost $114,900)		$108,450
Total assets		108,450
Liabilities
Net Assets		$108,450
Net Assets consist of:
Paid in capital		$113,878
Total accumulated earnings (loss)		(5,428)
Net Assets		$108,450
Net Asset Value, offering price and redemption price per share ($108,450 ÷ 11,387 shares)		$9.52

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$2,628
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		2,627
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,140
Capital gain distributions from underlying funds:
Affiliated issuers	1,334
Total net realized gain (loss)		2,474
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(5,415)
Total change in net unrealized appreciation (depreciation)		(5,415)
Net gain (loss)		(2,941)
Net increase (decrease) in net assets resulting from operations		$(314)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,627	$2,593
Net realized gain (loss)	2,474	2,753
Change in net unrealized appreciation (depreciation)	(5,415)	(1,739)
Net increase (decrease) in net assets resulting from operations	(314)	3,607
Distributions to shareholders	(5,958)	(5,511)
Share transactions
Reinvestment of distributions	5,958	5,511
Net increase (decrease) in net assets resulting from share transactions	5,958	5,511
Total increase (decrease) in net assets	(314)	3,607
Net Assets
Beginning of period	108,764	105,157
End of period	$108,450	$108,764
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	585	568
Net increase (decrease)	585	568

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2010 Fund

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.07	$10.28	$10.00
Income from Investment Operations
Net investment income (loss)B	.24	.25	.19
Net realized and unrealized gain (loss)	(.24)	.07	.33
Total from investment operations	–C	.32	.52
Distributions from net investment income	(.25)	(.25)	(.15)
Distributions from net realized gain	(.30)	(.29)	(.10)
Total distributions	(.55)	(.53)D	(.24)E
Net asset value, end of period	$9.52	$10.07	$10.28
Total ReturnF	(.34)%	3.40%	5.20%
Ratios to Average Net AssetsG,H
Expenses before reductions	- %I	- %I	- %J
Expenses net of fee waivers, if any	- %I	- %I	- %J
Expenses net of all reductions	- %I	- %I	- %J
Net investment income (loss)	2.32%	2.46%	2.22%J
Supplemental Data
Net assets, end of period (000 omitted)	$108	$109	$105
Portfolio turnover rateH	65%	23%	13%J

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total distributions of $.53 per share is comprised of distributions from net investment income of $.246 and distributions from net realized gain of $.286 per share.

 E Total distributions of $.24 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.095 per share.

 F Total returns for periods of less than one year are not annualized.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Treasury Bill Index Fund	9.8
Fidelity Series Government Bond Index Fund	9.0
Fidelity Series Investment Grade Bond Fund	8.7
Fidelity Series Inflation-Protected Bond Index Fund	8.3
Fidelity Series Emerging Markets Opportunities Fund	6.5
Fidelity Series Investment Grade Securitized Fund	6.1
Fidelity Series Corporate Bond Fund	5.8
Fidelity Series Large Cap Value Index Fund	5.5
Fidelity Series Blue Chip Growth Fund	3.9
Fidelity Series International Growth Fund	3.4
67.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	21.9%
International Equity Funds	20.6%
Bond Funds	42.3%
Short-Term Funds	15.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2015 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 21.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	323	$4,171
Fidelity Series Commodity Strategy Fund (a)	1,000	3,651
Fidelity Series Large Cap Growth Index Fund (a)	309	3,099
Fidelity Series Large Cap Stock Fund (a)	268	3,217
Fidelity Series Large Cap Value Index Fund (a)	623	5,990
Fidelity Series Small Cap Opportunities Fund (a)	157	1,589
Fidelity Series Value Discovery Fund (a)	188	1,867
TOTAL DOMESTIC EQUITY FUNDS
(Cost $28,668)		23,584

International Equity Funds - 20.6%
Fidelity Series Canada Fund (a)	149	1,238
Fidelity Series Emerging Markets Fund (a)	103	727
Fidelity Series Emerging Markets Opportunities Fund (a)	452	7,032
Fidelity Series International Growth Fund (a)	256	3,711
Fidelity Series International Index Fund (a)	166	1,359
Fidelity Series International Small Cap Fund (a)	82	1,096
Fidelity Series International Value Fund (a)	496	3,542
Fidelity Series Overseas Fund (a)	401	3,473
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $26,609)		22,178

Bond Funds - 42.3%
Fidelity Series Corporate Bond Fund (a)	614	6,240
Fidelity Series Emerging Markets Debt Fund (a)	84	675
Fidelity Series Floating Rate High Income Fund (a)	19	151
Fidelity Series Government Bond Index Fund (a)	855	9,656
Fidelity Series High Income Fund (a)	94	772
Fidelity Series Inflation-Protected Bond Index Fund (a)	884	8,907
Fidelity Series International Credit Fund (a)	6	58
Fidelity Series Investment Grade Bond Fund (a)	816	9,410
Fidelity Series Investment Grade Securitized Fund (a)	623	6,566
Fidelity Series Long-Term Treasury Bond Index Fund (a)	251	2,684
Fidelity Series Real Estate Income Fund (a)	50	425
TOTAL BOND FUNDS
(Cost $44,592)		45,544

Short-Term Funds - 15.2%
Fidelity Series Government Money Market Fund 0.4% (a)(b)	3,003	3,003
Fidelity Series Short-Term Credit Fund (a)	284	2,803
Fidelity Series Treasury Bill Index Fund (a)	1,046	10,499
TOTAL SHORT-TERM FUNDS
(Cost $16,294)		16,305
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $116,163)		107,611
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$107,611

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$1,172	$65	$1,311	$--	$(168)	$242	$--
Fidelity Series Blue Chip Growth Fund	2,112	4,422	2,088	261	90	(365)	4,171
Fidelity Series Canada Fund	567	951	16	16	--	(264)	1,238
Fidelity Series Commodity Strategy Fund	3,270	1,755	325	62	(57)	(992)	3,651
Fidelity Series Corporate Bond Fund	--	7,311	731	147	(3)	(337)	6,240
Fidelity Series Emerging Markets Debt Fund	768	99	73	45	(6)	(113)	675
Fidelity Series Emerging Markets Fund	671	335	23	20	--	(256)	727
Fidelity Series Emerging Markets Opportunities Fund	6,070	2,566	325	201	6	(1,285)	7,032
Fidelity Series Floating Rate High Income Fund	165	9	--	10	--	(23)	151
Fidelity Series Government Bond Index Fund	--	10,122	1,086	130	35	585	9,656
Fidelity Series Government Money Market Fund 0.4%	9,832	3,296	10,125	142	--	--	3,003
Fidelity Series Growth Company Fund	4,276	58	4,504	--	422	(252)	--
Fidelity Series High Income Fund	825	55	--	55	--	(108)	772
Fidelity Series Inflation-Protected Bond Index Fund	8,072	1,639	1,063	133	8	251	8,907
Fidelity Series International Credit Fund	57	3	--	4	--	(2)	58
Fidelity Series International Growth Fund	5,284	951	2,466	174	90	(148)	3,711
Fidelity Series International Index Fund	--	1,683	1	31	--	(323)	1,359
Fidelity Series International Small Cap Fund	1,267	203	193	61	(13)	(168)	1,096
Fidelity Series International Value Fund	5,250	1,077	1,816	192	(148)	(821)	3,542
Fidelity Series Intrinsic Opportunities Fund	5,248	279	5,338	196	(323)	134	--
Fidelity Series Investment Grade Bond Fund	29,732	2,907	24,273	616	569	475	9,410
Fidelity Series Investment Grade Securitized Fund	--	7,294	821	155	3	90	6,566
Fidelity Series Large Cap Growth Index Fund	--	4,906	1,644	50	50	(213)	3,099
Fidelity Series Large Cap Stock Fund	4,537	897	1,579	300	8	(646)	3,217
Fidelity Series Large Cap Value Index Fund	1,269	8,716	2,061	512	(59)	(1,875)	5,990
Fidelity Series Long-Term Treasury Bond Index Fund	5,489	730	4,340	316	442	363	2,684
Fidelity Series Opportunistic Insights Fund	2,297	27	2,440	--	142	(26)	--
Fidelity Series Overseas Fund	--	3,968	--	10	--	(495)	3,473
Fidelity Series Real Estate Income Fund	514	39	2	34	--	(126)	425
Fidelity Series Short-Term Credit Fund	2,458	551	178	72	1	(29)	2,803
Fidelity Series Small Cap Discovery Fund	615	15	644	13	(3)	17	--
Fidelity Series Small Cap Opportunities Fund	1,888	791	637	120	(41)	(412)	1,589
Fidelity Series Stock Selector Large Cap Value Fund	3,465	42	3,711	--	(7)	211	--
Fidelity Series Treasury Bill Index Fund	--	10,521	59	75	--	37	10,499
Fidelity Series Value Discovery Fund	2,451	672	812	119	(17)	(427)	1,867
	$109,621	$78,955	$74,685	$4,272	$1,021	$(7,301)	$107,611

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $116,163)	$107,611
Total Investment in Securities (cost $116,163)		$107,611
Total assets		107,611
Liabilities
Net Assets		$107,611
Net Assets consist of:
Paid in capital		$115,083
Total accumulated earnings (loss)		(7,472)
Net Assets		$107,611
Net Asset Value, offering price and redemption price per share ($107,611 ÷ 11,504 shares)		$9.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$2,668
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		2,667
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,021
Capital gain distributions from underlying funds:
Affiliated issuers	1,604
Total net realized gain (loss)		2,625
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(7,301)
Total change in net unrealized appreciation (depreciation)		(7,301)
Net gain (loss)		(4,676)
Net increase (decrease) in net assets resulting from operations		$(2,009)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,667	$2,582
Net realized gain (loss)	2,625	3,377
Change in net unrealized appreciation (depreciation)	(7,301)	(2,392)
Net increase (decrease) in net assets resulting from operations	(2,009)	3,567
Distributions to shareholders	(6,490)	(5,994)
Share transactions
Reinvestment of distributions	6,490	5,994
Net increase (decrease) in net assets resulting from share transactions	6,490	5,994
Total increase (decrease) in net assets	(2,009)	3,567
Net Assets
Beginning of period	109,620	106,053
End of period	$107,611	$109,620
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	636	618
Net increase (decrease)	636	618

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2015 Fund

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.09	$10.35	$10.00
Income from Investment Operations
Net investment income (loss)B	.24	.24	.19
Net realized and unrealized gain (loss)	(.39)	.08	.42
Total from investment operations	(.15)	.32	.61
Distributions from net investment income	(.25)	(.24)	(.15)
Distributions from net realized gain	(.34)	(.33)	(.11)
Total distributions	(.59)	(.58)C	(.26)
Net asset value, end of period	$9.35	$10.09	$10.35
Total ReturnD	(1.91)%	3.37%	6.09%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G	- %G	- %H
Expenses net of fee waivers, if any	- %G	- %G	- %H
Expenses net of all reductions	- %G	- %G	- %H
Net investment income (loss)	2.34%	2.43%	2.21%H
Supplemental Data
Net assets, end of period (000 omitted)	$108	$110	$106
Portfolio turnover rateF	66%	23%	14%H

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.333 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Government Bond Index Fund	7.9
Fidelity Series Investment Grade Bond Fund	7.7
Fidelity Series Treasury Bill Index Fund	7.5
Fidelity Series Emerging Markets Opportunities Fund	7.3
Fidelity Series Large Cap Value Index Fund	7.1
Fidelity Series Inflation-Protected Bond Index Fund	7.1
Fidelity Series Investment Grade Securitized Fund	5.4
Fidelity Series Corporate Bond Fund	5.1
Fidelity Series Blue Chip Growth Fund	4.9
Fidelity Series International Growth Fund	4.1
64.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	27.0%
International Equity Funds	23.9%
Bond Funds	37.6%
Short-Term Funds	11.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2020 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 27.0%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	407	$5,247
Fidelity Series Commodity Strategy Fund (a)	991	3,618
Fidelity Series Large Cap Growth Index Fund (a)	389	3,908
Fidelity Series Large Cap Stock Fund (a)	338	4,057
Fidelity Series Large Cap Value Index Fund (a)	785	7,546
Fidelity Series Small Cap Opportunities Fund (a)	198	2,010
Fidelity Series Value Discovery Fund (a)	238	2,359
TOTAL DOMESTIC EQUITY FUNDS
(Cost $34,925)		28,745

International Equity Funds - 23.9%
Fidelity Series Canada Fund (a)	174	1,442
Fidelity Series Emerging Markets Fund (a)	115	816
Fidelity Series Emerging Markets Opportunities Fund (a)	502	7,822
Fidelity Series International Growth Fund (a)	299	4,328
Fidelity Series International Index Fund (a)	195	1,602
Fidelity Series International Small Cap Fund (a)	95	1,271
Fidelity Series International Value Fund (a)	579	4,131
Fidelity Series Overseas Fund (a)	470	4,061
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $30,707)		25,473

Bond Funds - 37.6%
Fidelity Series Corporate Bond Fund (a)	537	5,456
Fidelity Series Emerging Markets Debt Fund (a)	83	668
Fidelity Series Floating Rate High Income Fund (a)	19	151
Fidelity Series Government Bond Index Fund (a)	748	8,442
Fidelity Series High Income Fund (a)	94	775
Fidelity Series Inflation-Protected Bond Index Fund (a)	748	7,541
Fidelity Series International Credit Fund (a)	7	70
Fidelity Series Investment Grade Bond Fund (a)	710	8,185
Fidelity Series Investment Grade Securitized Fund (a)	545	5,743
Fidelity Series Long-Term Treasury Bond Index Fund (a)	250	2,673
Fidelity Series Real Estate Income Fund (a)	51	425
TOTAL BOND FUNDS
(Cost $39,315)		40,129

Short-Term Funds - 11.5%
Fidelity Series Government Money Market Fund 0.4% (a)(b)	2,285	2,285
Fidelity Series Short-Term Credit Fund (a)	201	1,986
Fidelity Series Treasury Bill Index Fund (a)	798	8,013
TOTAL SHORT-TERM FUNDS
(Cost $12,275)		12,284
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $117,222)		106,631
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$106,631

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$1,415	$43	$1,545	$--	$(187)	$274	$--
Fidelity Series Blue Chip Growth Fund	2,561	5,356	2,322	317	112	(460)	5,247
Fidelity Series Canada Fund	657	1,134	13	19	--	(336)	1,442
Fidelity Series Commodity Strategy Fund	3,285	1,733	345	63	(68)	(987)	3,618
Fidelity Series Corporate Bond Fund	--	6,524	768	131	(6)	(294)	5,456
Fidelity Series Emerging Markets Debt Fund	770	87	68	45	(5)	(116)	668
Fidelity Series Emerging Markets Fund	746	378	20	23	--	(288)	816
Fidelity Series Emerging Markets Opportunities Fund	6,759	2,787	273	227	10	(1,461)	7,822
Fidelity Series Floating Rate High Income Fund	163	11	--	10	--	(23)	151
Fidelity Series Government Bond Index Fund	--	9,042	1,151	115	39	512	8,442
Fidelity Series Government Money Market Fund 0.4%	7,418	3,050	8,183	106	--	--	2,285
Fidelity Series Growth Company Fund	5,179	117	5,504	--	497	(289)	--
Fidelity Series High Income Fund	829	57	2	56	--	(109)	775
Fidelity Series Inflation-Protected Bond Index Fund	5,994	2,448	1,098	113	8	189	7,541
Fidelity Series International Credit Fund	69	4	--	4	--	(3)	70
Fidelity Series International Growth Fund	6,126	964	2,740	205	156	(178)	4,328
Fidelity Series International Index Fund	--	1,984	--	37	--	(382)	1,602
Fidelity Series International Small Cap Fund	1,469	299	311	71	(3)	(183)	1,271
Fidelity Series International Value Fund	6,086	1,271	2,073	227	(176)	(977)	4,131
Fidelity Series Intrinsic Opportunities Fund	6,350	293	6,409	242	(396)	162	--
Fidelity Series Investment Grade Bond Fund	26,338	2,801	21,876	545	504	418	8,185
Fidelity Series Investment Grade Securitized Fund	--	6,518	857	138	3	79	5,743
Fidelity Series Large Cap Growth Index Fund	--	5,998	1,873	62	53	(270)	3,908
Fidelity Series Large Cap Stock Fund	5,488	1,083	1,696	367	5	(823)	4,057
Fidelity Series Large Cap Value Index Fund	1,534	10,625	2,170	634	(52)	(2,391)	7,546
Fidelity Series Long-Term Treasury Bond Index Fund	5,638	778	4,560	320	459	358	2,673
Fidelity Series Opportunistic Insights Fund	2,791	32	2,963	--	174	(34)	--
Fidelity Series Overseas Fund	--	4,706	--	11	--	(645)	4,061
Fidelity Series Real Estate Income Fund	516	40	5	34	--	(126)	425
Fidelity Series Short-Term Credit Fund	1,855	457	307	53	1	(20)	1,986
Fidelity Series Small Cap Discovery Fund	734	16	767	16	(4)	21	--
Fidelity Series Small Cap Opportunities Fund	2,281	991	690	147	(45)	(527)	2,010
Fidelity Series Stock Selector Large Cap Value Fund	4,193	80	4,525	--	(2)	254	--
Fidelity Series Treasury Bill Index Fund	--	8,037	51	54	--	27	8,013
Fidelity Series Value Discovery Fund	2,964	834	875	147	(18)	(546)	2,359
Total	$110,208	$80,578	$76,040	$4,539	$1,059	$(9,174)	$106,631

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $117,222)	$106,631
Total Investment in Securities (cost $117,222)		$106,631
Total assets		106,631
Liabilities
Net Assets		$106,631
Net Assets consist of:
Paid in capital		$115,996
Total accumulated earnings (loss)		(9,365)
Net Assets		$106,631
Net Asset Value, offering price and redemption price per share ($106,631 ÷ 11,594 shares)		$9.20

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$2,698
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		2,697
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,059
Capital gain distributions from underlying funds:
Affiliated issuers	1,841
Total net realized gain (loss)		2,900
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(9,174)
Total change in net unrealized appreciation (depreciation)		(9,174)
Net gain (loss)		(6,274)
Net increase (decrease) in net assets resulting from operations		$(3,577)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,697	$2,576
Net realized gain (loss)	2,900	3,834
Change in net unrealized appreciation (depreciation)	(9,174)	(2,888)
Net increase (decrease) in net assets resulting from operations	(3,577)	3,522
Distributions to shareholders	(6,956)	(6,307)
Share transactions
Reinvestment of distributions	6,956	6,307
Net increase (decrease) in net assets resulting from share transactions	6,956	6,307
Total increase (decrease) in net assets	(3,577)	3,522
Net Assets
Beginning of period	110,208	106,686
End of period	$106,631	$110,208
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	681	651
Net increase (decrease)	681	651

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2020 Fund

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.10	$10.40	$10.00
Income from Investment Operations
Net investment income (loss)B	.24	.24	.19
Net realized and unrealized gain (loss)	(.51)	.07	.48
Total from investment operations	(.27)	.31	.67
Distributions from net investment income	(.25)	(.24)	(.16)
Distributions from net realized gain	(.38)	(.36)	(.12)
Total distributions	(.63)	(.61)C	(.27)D
Net asset value, end of period	$9.20	$10.10	$10.40
Total ReturnE	(3.23)%	3.28%	6.72%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H	- %H	- %I
Expenses net of fee waivers, if any	- %H	- %H	- %I
Expenses net of all reductions	- %H	- %H	- %I
Net investment income (loss)	2.35%	2.41%	2.22%I
Supplemental Data
Net assets, end of period (000 omitted)	$107	$110	$107
Portfolio turnover rateG	67%	22%	14%I

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.61 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.363 per share.

 D Total distributions of $.27 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.116 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	8.3
Fidelity Series Emerging Markets Opportunities Fund	8.0
Fidelity Series Government Bond Index Fund	7.1
Fidelity Series Investment Grade Bond Fund	6.9
Fidelity Series Inflation-Protected Bond Index Fund	6.4
Fidelity Series Blue Chip Growth Fund	5.7
Fidelity Series Treasury Bill Index Fund	5.4
Fidelity Series Investment Grade Securitized Fund	4.9
Fidelity Series Corporate Bond Fund	4.6
Fidelity Series International Growth Fund	4.5
61.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	30.9%
International Equity Funds	26.4%
Bond Funds	34.4%
Short-Term Funds	8.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2025 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 30.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	472	$6,087
Fidelity Series Commodity Strategy Fund (a)	985	3,596
Fidelity Series Large Cap Growth Index Fund (a)	453	4,544
Fidelity Series Large Cap Stock Fund (a)	393	4,708
Fidelity Series Large Cap Value Index Fund (a)	911	8,756
Fidelity Series Small Cap Opportunities Fund (a)	230	2,333
Fidelity Series Value Discovery Fund (a)	276	2,738
TOTAL DOMESTIC EQUITY FUNDS
(Cost $39,825)		32,762

International Equity Funds - 26.4%
Fidelity Series Canada Fund (a)	198	1,639
Fidelity Series Emerging Markets Fund (a)	124	879
Fidelity Series Emerging Markets Opportunities Fund (a)	542	8,438
Fidelity Series International Growth Fund (a)	330	4,785
Fidelity Series International Index Fund (a)	219	1,797
Fidelity Series International Small Cap Fund (a)	106	1,413
Fidelity Series International Value Fund (a)	642	4,587
Fidelity Series Overseas Fund (a)	519	4,490
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $33,853)		28,028

Bond Funds - 34.4%
Fidelity Series Corporate Bond Fund (a)	482	4,894
Fidelity Series Emerging Markets Debt Fund (a)	82	664
Fidelity Series Floating Rate High Income Fund (a)	19	153
Fidelity Series Government Bond Index Fund (a)	670	7,568
Fidelity Series High Income Fund (a)	94	779
Fidelity Series Inflation-Protected Bond Index Fund (a)	668	6,733
Fidelity Series International Credit Fund (a)	7	71
Fidelity Series Investment Grade Bond Fund (a)	633	7,300
Fidelity Series Investment Grade Securitized Fund (a)	489	5,153
Fidelity Series Long-Term Treasury Bond Index Fund (a)	251	2,680
Fidelity Series Real Estate Income Fund (a)	51	427
TOTAL BOND FUNDS
(Cost $35,712)		36,422

Short-Term Funds - 8.3%
Fidelity Series Government Money Market Fund 0.4% (a)(b)	1,764	1,764
Fidelity Series Short-Term Credit Fund (a)	125	1,231
Fidelity Series Treasury Bill Index Fund (a)	575	5,777
TOTAL SHORT-TERM FUNDS
(Cost $8,765)		8,772
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $118,155)		105,984
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$105,985

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$1,637	$24	$1,762	$--	$(242)	$343	$--
Fidelity Series Blue Chip Growth Fund	2,947	6,108	2,551	369	120	(537)	6,087
Fidelity Series Canada Fund	734	1,272	12	22	--	(355)	1,639
Fidelity Series Commodity Strategy Fund	3,301	1,706	349	63	(70)	(992)	3,596
Fidelity Series Corporate Bond Fund	--	5,949	784	119	(7)	(264)	4,894
Fidelity Series Emerging Markets Debt Fund	774	75	62	45	(4)	(119)	664
Fidelity Series Emerging Markets Fund	810	405	22	25	--	(314)	879
Fidelity Series Emerging Markets Opportunities Fund	7,333	2,916	222	248	6	(1,595)	8,438
Fidelity Series Floating Rate High Income Fund	164	12	--	10	--	(23)	153
Fidelity Series Government Bond Index Fund	--	8,230	1,160	104	39	459	7,568
Fidelity Series Government Money Market Fund 0.4%	5,119	3,014	6,369	73	--	--	1,764
Fidelity Series Growth Company Fund	5,970	114	6,325	--	569	(328)	--
Fidelity Series High Income Fund	833	59	4	55	--	(109)	779
Fidelity Series Inflation-Protected Bond Index Fund	4,810	2,826	1,063	100	6	154	6,733
Fidelity Series International Credit Fund	69	5	--	4	--	(3)	71
Fidelity Series International Growth Fund	6,847	1,152	3,176	232	156	(194)	4,785
Fidelity Series International Index Fund	--	2,227	--	42	--	(430)	1,797
Fidelity Series International Small Cap Fund	1,642	265	253	81	(22)	(219)	1,413
Fidelity Series International Value Fund	6,801	1,349	2,267	257	(199)	(1,097)	4,587
Fidelity Series Intrinsic Opportunities Fund	7,331	426	7,485	284	(474)	202	--
Fidelity Series Investment Grade Bond Fund	22,523	3,928	19,929	475	414	364	7,300
Fidelity Series Investment Grade Securitized Fund	--	5,934	855	125	3	71	5,153
Fidelity Series Large Cap Growth Index Fund	--	6,716	1,920	72	64	(316)	4,544
Fidelity Series Large Cap Stock Fund	6,355	1,120	1,806	425	4	(965)	4,708
Fidelity Series Large Cap Value Index Fund	1,773	12,133	2,301	734	(52)	(2,797)	8,756
Fidelity Series Long-Term Treasury Bond Index Fund	6,228	906	5,368	330	596	318	2,680
Fidelity Series Opportunistic Insights Fund	3,212	30	3,405	--	197	(34)	--
Fidelity Series Overseas Fund	--	5,214	--	13	--	(724)	4,490
Fidelity Series Real Estate Income Fund	519	41	6	34	--	(127)	427
Fidelity Series Short-Term Credit Fund	1,280	385	425	34	3	(12)	1,231
Fidelity Series Small Cap Discovery Fund	847	19	884	19	(4)	22	--
Fidelity Series Small Cap Opportunities Fund	2,637	1,141	777	169	(50)	(618)	2,333
Fidelity Series Stock Selector Large Cap Value Fund	4,841	38	5,168	--	(10)	299	--
Fidelity Series Treasury Bill Index Fund	--	5,792	33	34	--	18	5,777
Fidelity Series Value Discovery Fund	3,423	937	958	171	(19)	(645)	2,738
Total	$110,760	$82,468	$77,701	$4,768	$1,024	$(10,567)	$105,984

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $118,155)	$105,984
Total Investment in Securities (cost $118,155)		$105,984
Cash		1
Total assets		105,985
Liabilities
Net Assets		$105,985
Net Assets consist of:
Paid in capital		$116,886
Total accumulated earnings (loss)		(10,901)
Net Assets		$105,985
Net Asset Value, offering price and redemption price per share ($105,985 ÷ 11,681 shares)		$9.07

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$2,719
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		2,718
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,024
Capital gain distributions from underlying funds:
Affiliated issuers	2,049
Total net realized gain (loss)		3,073
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(10,567)
Total change in net unrealized appreciation (depreciation)		(10,567)
Net gain (loss)		(7,494)
Net increase (decrease) in net assets resulting from operations		$(4,776)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,718	$2,553
Net realized gain (loss)	3,073	4,301
Change in net unrealized appreciation (depreciation)	(10,567)	(3,382)
Net increase (decrease) in net assets resulting from operations	(4,776)	3,472
Distributions to shareholders	(7,426)	(6,609)
Share transactions
Reinvestment of distributions	7,426	6,609
Net increase (decrease) in net assets resulting from share transactions	7,426	6,609
Total increase (decrease) in net assets	(4,776)	3,472
Net Assets
Beginning of period	110,761	107,289
End of period	$105,985	$110,761
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	726	683
Net increase (decrease)	726	683

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2025 Fund

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.11	$10.44	$10.00
Income from Investment Operations
Net investment income (loss)B	.24	.24	.19
Net realized and unrealized gain (loss)	(.61)	.06	.54
Total from investment operations	(.37)	.30	.73
Distributions from net investment income	(.24)	(.24)	(.16)
Distributions from net realized gain	(.42)	(.39)	(.13)
Total distributions	(.67)C	(.63)	(.29)
Net asset value, end of period	$9.07	$10.11	$10.44
Total ReturnD	(4.34)%	3.28%	7.24%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G	- %G	- %H
Expenses net of fee waivers, if any	- %G	- %G	- %H
Expenses net of all reductions	- %G	- %G	- %H
Net investment income (loss)	2.35%	2.37%	2.20%H
Supplemental Data
Net assets, end of period (000 omitted)	$106	$111	$107
Portfolio turnover rateF	68%	22%	14%H

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.67 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.423 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	9.9
Fidelity Series Emerging Markets Opportunities Fund	8.8
Fidelity Series Blue Chip Growth Fund	6.9
Fidelity Series Government Bond Index Fund	6.1
Fidelity Series Investment Grade Bond Fund	5.8
Fidelity Series Large Cap Stock Fund	5.3
Fidelity Series Inflation-Protected Bond Index Fund	5.3
Fidelity Series Large Cap Growth Index Fund	5.2
Fidelity Series International Growth Fund	5.2
Fidelity Series International Value Fund	4.9
63.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	36.5%
International Equity Funds	30.0%
Bond Funds	29.7%
Short-Term Funds	3.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2030 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 36.5%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	564	$7,273
Fidelity Series Commodity Strategy Fund (a)	980	3,578
Fidelity Series Large Cap Growth Index Fund (a)	543	5,455
Fidelity Series Large Cap Stock Fund (a)	468	5,613
Fidelity Series Large Cap Value Index Fund (a)	1,089	10,463
Fidelity Series Small Cap Opportunities Fund (a)	273	2,775
Fidelity Series Value Discovery Fund (a)	328	3,258
TOTAL DOMESTIC EQUITY FUNDS
(Cost $46,793)		38,415

International Equity Funds - 30.0%
Fidelity Series Canada Fund (a)	225	1,868
Fidelity Series Emerging Markets Fund (a)	140	993
Fidelity Series Emerging Markets Opportunities Fund (a)	595	9,262
Fidelity Series International Growth Fund (a)	376	5,450
Fidelity Series International Index Fund (a)	254	2,084
Fidelity Series International Small Cap Fund (a)	123	1,651
Fidelity Series International Value Fund (a)	729	5,206
Fidelity Series Overseas Fund (a)	591	5,116
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $38,494)		31,630

Bond Funds - 29.7%
Fidelity Series Corporate Bond Fund (a)	407	4,132
Fidelity Series Emerging Markets Debt Fund (a)	83	672
Fidelity Series Floating Rate High Income Fund (a)	19	156
Fidelity Series Government Bond Index Fund (a)	565	6,382
Fidelity Series High Income Fund (a)	95	787
Fidelity Series Inflation-Protected Bond Index Fund (a)	550	5,548
Fidelity Series International Credit Fund (a)	6	60
Fidelity Series Investment Grade Bond Fund (a)	528	6,090
Fidelity Series Investment Grade Securitized Fund (a)	413	4,353
Fidelity Series Long-Term Treasury Bond Index Fund (a)	253	2,709
Fidelity Series Real Estate Income Fund (a)	51	432
TOTAL BOND FUNDS
(Cost $30,722)		31,321

Short-Term Funds - 3.8%
Fidelity Series Government Money Market Fund 0.4% (a)(b)	1,109	1,109
Fidelity Series Short-Term Credit Fund (a)	20	202
Fidelity Series Treasury Bill Index Fund (a)	271	2,720
TOTAL SHORT-TERM FUNDS
(Cost $4,025)		4,031
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $120,034)		105,397
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$105,397

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$2,003	$64	$2,193	$--	$(303)	$429	$--
Fidelity Series Blue Chip Growth Fund	3,608	7,273	3,094	448	137	(651)	7,273
Fidelity Series Canada Fund	868	1,538	30	26	1	(509)	1,868
Fidelity Series Commodity Strategy Fund	3,337	1,719	400	64	(78)	(1,000)	3,578
Fidelity Series Corporate Bond Fund	--	5,055	693	100	(7)	(223)	4,132
Fidelity Series Emerging Markets Debt Fund	784	68	54	46	(3)	(123)	672
Fidelity Series Emerging Markets Fund	927	448	26	28	--	(356)	993
Fidelity Series Emerging Markets Opportunities Fund	8,384	2,858	194	281	2	(1,788)	9,262
Fidelity Series Floating Rate High Income Fund	168	12	--	10	--	(24)	156
Fidelity Series Government Bond Index Fund	--	6,979	1,020	87	35	388	6,382
Fidelity Series Government Money Market Fund 0.4%	1,475	2,144	2,510	21	--	--	1,109
Fidelity Series Growth Company Fund	7,314	26	7,625	--	679	(394)	--
Fidelity Series High Income Fund	842	65	9	56	--	(111)	787
Fidelity Series Inflation-Protected Bond Index Fund	1,794	4,087	401	71	1	67	5,548
Fidelity Series International Credit Fund	59	3	--	4	--	(2)	60
Fidelity Series International Growth Fund	8,091	1,404	4,153	272	332	(224)	5,450
Fidelity Series International Index Fund	--	2,585	1	49	--	(500)	2,084
Fidelity Series International Small Cap Fund	1,941	323	332	96	(30)	(251)	1,651
Fidelity Series International Value Fund	8,038	1,756	3,140	302	(243)	(1,205)	5,206
Fidelity Series Intrinsic Opportunities Fund	8,986	479	9,134	343	(587)	256	--
Fidelity Series Investment Grade Bond Fund	17,708	4,307	16,540	385	322	293	6,090
Fidelity Series Investment Grade Securitized Fund	--	5,035	746	105	3	61	4,353
Fidelity Series Large Cap Growth Index Fund	--	8,266	2,498	88	69	(382)	5,455
Fidelity Series Large Cap Stock Fund	7,794	1,161	2,180	519	5	(1,167)	5,613
Fidelity Series Large Cap Value Index Fund	2,173	14,345	2,600	891	(50)	(3,405)	10,463
Fidelity Series Long-Term Treasury Bond Index Fund	6,438	1,029	5,717	336	643	316	2,709
Fidelity Series Opportunistic Insights Fund	3,933	42	4,174	--	238	(39)	--
Fidelity Series Overseas Fund	--	6,119	44	15	(15)	(944)	5,116
Fidelity Series Real Estate Income Fund	524	45	9	34	--	(128)	432
Fidelity Series Short-Term Credit Fund	369	189	356	8	4	(4)	202
Fidelity Series Small Cap Discovery Fund	1,054	23	1,099	23	(10)	32	--
Fidelity Series Small Cap Opportunities Fund	3,228	1,272	914	208	(65)	(746)	2,775
Fidelity Series Stock Selector Large Cap Value Fund	5,922	20	6,291	--	(30)	379	--
Fidelity Series Treasury Bill Index Fund	--	2,865	151	8	--	6	2,720
Fidelity Series Value Discovery Fund	4,207	1,015	1,161	207	(24)	(779)	3,258
	$111,969	$84,619	$79,489	$5,131	$1,026	$(12,728)	$105,397

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $120,034)	$105,397
Total Investment in Securities (cost $120,034)		$105,397
Total assets		105,397
Liabilities
Net Assets		$105,397
Net Assets consist of:
Paid in capital		$118,512
Total accumulated earnings (loss)		(13,115)
Net Assets		$105,397
Net Asset Value, offering price and redemption price per share ($105,397 ÷ 11,843 shares)		$8.90

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$2,767
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		2,766
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,026
Capital gain distributions from underlying funds:
Affiliated issuers	2,364
Total net realized gain (loss)		3,390
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(12,728)
Total change in net unrealized appreciation (depreciation)		(12,728)
Net gain (loss)		(9,338)
Net increase (decrease) in net assets resulting from operations		$(6,572)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,766	$2,533
Net realized gain (loss)	3,390	5,177
Change in net unrealized appreciation (depreciation)	(12,728)	(4,330)
Net increase (decrease) in net assets resulting from operations	(6,572)	3,380
Distributions to shareholders	(8,047)	(7,326)
Share transactions
Reinvestment of distributions	8,047	7,325
Net increase (decrease) in net assets resulting from share transactions	8,047	7,325
Total increase (decrease) in net assets	(6,572)	3,379
Net Assets
Beginning of period	111,969	108,590
End of period	$105,397	$111,969
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	788	758
Net increase (decrease)	788	758

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2030 Fund

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.13	$10.55	$10.00
Income from Investment Operations
Net investment income (loss)B	.24	.24	.18
Net realized and unrealized gain (loss)	(.75)	.04	.68
Total from investment operations	(.51)	.28	.86
Distributions from net investment income	(.24)	(.24)	(.17)
Distributions from net realized gain	(.47)	(.46)	(.15)
Total distributions	(.72)C	(.70)	(.31)D
Net asset value, end of period	$8.90	$10.13	$10.55
Total ReturnE	(5.88)%	3.09%	8.63%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H	- %H	- %I
Expenses net of fee waivers, if any	- %H	- %H	- %I
Expenses net of all reductions	- %H	- %H	- %I
Net investment income (loss)	2.36%	2.32%	2.15%I
Supplemental Data
Net assets, end of period (000 omitted)	$105	$112	$109
Portfolio turnover rateG	68%	20%	15%I

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.72 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.472 per share.

 D Total distributions of $.31 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.149 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	12.6
Fidelity Series Emerging Markets Opportunities Fund	10.3
Fidelity Series Blue Chip Growth Fund	8.7
Fidelity Series Large Cap Stock Fund	6.8
Fidelity Series Large Cap Growth Index Fund	6.5
Fidelity Series International Growth Fund	6.2
Fidelity Series Overseas Fund	5.9
Fidelity Series International Value Fund	5.8
Fidelity Series Value Discovery Fund	3.9
Fidelity Series Commodity Strategy Fund	3.4
70.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	45.3%
International Equity Funds	35.8%
Bond Funds	15.1%
Short-Term Funds	3.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2035 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 45.3%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	698	$9,008
Fidelity Series Commodity Strategy Fund (a)	958	3,496
Fidelity Series Large Cap Growth Index Fund (a)	668	6,710
Fidelity Series Large Cap Stock Fund (a)	581	6,970
Fidelity Series Large Cap Value Index Fund (a)	1,348	12,953
Fidelity Series Small Cap Opportunities Fund (a)	340	3,453
Fidelity Series Value Discovery Fund (a)	408	4,051
TOTAL DOMESTIC EQUITY FUNDS
(Cost $56,941)		46,641

International Equity Funds - 35.8%
Fidelity Series Canada Fund (a)	278	2,303
Fidelity Series Emerging Markets Fund (a)	162	1,148
Fidelity Series Emerging Markets Opportunities Fund (a)	678	10,559
Fidelity Series International Growth Fund (a)	442	6,404
Fidelity Series International Index Fund (a)	305	2,503
Fidelity Series International Small Cap Fund (a)	141	1,889
Fidelity Series International Value Fund (a)	837	5,979
Fidelity Series Overseas Fund (a)	707	6,112
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $45,113)		36,897

Bond Funds - 15.1%
Fidelity Series Corporate Bond Fund (a)	167	1,695
Fidelity Series Emerging Markets Debt Fund (a)	86	693
Fidelity Series Floating Rate High Income Fund (a)	20	158
Fidelity Series Government Bond Index Fund (a)	235	2,650
Fidelity Series High Income Fund (a)	96	790
Fidelity Series Inflation-Protected Bond Index Fund (a)	227	2,292
Fidelity Series International Credit Fund (a)	5	49
Fidelity Series Investment Grade Bond Fund (a)	205	2,360
Fidelity Series Investment Grade Securitized Fund (a)	172	1,809
Fidelity Series Long-Term Treasury Bond Index Fund (a)	240	2,562
Fidelity Series Real Estate Income Fund (a)	52	435
TOTAL BOND FUNDS
(Cost $15,252)		15,493

Short-Term Funds - 3.8%
Fidelity Series Government Money Market Fund 0.4% (a)(b)	1,016	1,016
Fidelity Series Short-Term Credit Fund (a)	21	204
Fidelity Series Treasury Bill Index Fund (a)	271	2,719
TOTAL SHORT-TERM FUNDS
(Cost $3,933)		3,939
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $121,239)		102,970
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$102,970

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$2,455	$6	$2,608	$--	$(386)	$533	$--
Fidelity Series Blue Chip Growth Fund	4,428	8,837	3,618	554	172	(811)	9,008
Fidelity Series Canada Fund	1,034	1,995	32	31	1	(695)	2,303
Fidelity Series Commodity Strategy Fund	3,359	1,926	705	64	(133)	(951)	3,496
Fidelity Series Corporate Bond Fund	--	1,947	160	37	1	(93)	1,695
Fidelity Series Emerging Markets Debt Fund	789	74	39	46	(2)	(129)	693
Fidelity Series Emerging Markets Fund	1,056	539	34	33	--	(413)	1,148
Fidelity Series Emerging Markets Opportunities Fund	9,551	3,233	135	328	2	(2,092)	10,559
Fidelity Series Floating Rate High Income Fund	169	13	--	10	--	(24)	158
Fidelity Series Government Bond Index Fund	--	2,693	208	32	4	161	2,650
Fidelity Series Government Money Market Fund 0.4%	1,485	2,120	2,589	21	--	--	1,016
Fidelity Series Growth Company Fund	8,966	56	9,369	--	816	(469)	--
Fidelity Series High Income Fund	848	68	15	57	--	(111)	790
Fidelity Series Inflation-Protected Bond Index Fund	338	2,246	307	31	2	13	2,292
Fidelity Series International Credit Fund	48	3	--	3	--	(2)	49
Fidelity Series International Growth Fund	9,635	1,437	4,752	331	342	(258)	6,404
Fidelity Series International Index Fund	--	3,111	2	60	--	(606)	2,503
Fidelity Series International Small Cap Fund	2,311	449	562	116	(35)	(274)	1,889
Fidelity Series International Value Fund	9,573	1,922	3,817	367	(247)	(1,452)	5,979
Fidelity Series Intrinsic Opportunities Fund	11,016	584	11,183	422	(778)	361	--
Fidelity Series Investment Grade Bond Fund	3,587	4,022	5,365	106	56	60	2,360
Fidelity Series Investment Grade Securitized Fund	--	1,923	141	39	1	26	1,809
Fidelity Series Large Cap Growth Index Fund	--	10,027	2,918	110	79	(478)	6,710
Fidelity Series Large Cap Stock Fund	9,550	1,214	2,315	642	(7)	(1,472)	6,970
Fidelity Series Large Cap Value Index Fund	2,669	17,281	2,642	1,115	(51)	(4,304)	12,953
Fidelity Series Long-Term Treasury Bond Index Fund	6,480	1,136	6,023	339	686	283	2,562
Fidelity Series Opportunistic Insights Fund	4,822	52	5,115	--	292	(51)	--
Fidelity Series Overseas Fund	--	7,285	50	19	(18)	(1,105)	6,112
Fidelity Series Real Estate Income Fund	529	46	11	35	--	(129)	435
Fidelity Series Short-Term Credit Fund	372	157	326	8	3	(2)	204
Fidelity Series Small Cap Discovery Fund	1,296	28	1,353	28	(22)	51	--
Fidelity Series Small Cap Opportunities Fund	3,958	1,483	954	256	(69)	(965)	3,453
Fidelity Series Stock Selector Large Cap Value Fund	7,274	--	7,701	--	(56)	483	--
Fidelity Series Treasury Bill Index Fund	--	2,727	14	8	--	6	2,719
Fidelity Series Value Discovery Fund	5,137	1,183	1,252	260	(27)	(990)	4,051
	$112,735	$81,823	$76,315	$5,508	$626	$(15,899)	$102,970

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $121,239)	$102,970
Total Investment in Securities (cost $121,239)		$102,970
Total assets		102,970
Liabilities
Net Assets		$102,970
Net Assets consist of:
Paid in capital		$119,656
Total accumulated earnings (loss)		(16,686)
Net Assets		$102,970
Net Asset Value, offering price and redemption price per share ($102,970 ÷ 11,955 shares)		$8.61

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$2,741
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		2,740
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	626
Capital gain distributions from underlying funds:
Affiliated issuers	2,767
Total net realized gain (loss)		3,393
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(15,899)
Total change in net unrealized appreciation (depreciation)		(15,899)
Net gain (loss)		(12,506)
Net increase (decrease) in net assets resulting from operations		$(9,766)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,740	$2,379
Net realized gain (loss)	3,393	6,169
Change in net unrealized appreciation (depreciation)	(15,899)	(5,564)
Net increase (decrease) in net assets resulting from operations	(9,766)	2,984
Distributions to shareholders	(8,597)	(7,779)
Share transactions
Reinvestment of distributions	8,597	7,779
Net increase (decrease) in net assets resulting from share transactions	8,597	7,779
Total increase (decrease) in net assets	(9,766)	2,984
Net Assets
Beginning of period	112,736	109,752
End of period	$102,970	$112,736
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	843	805
Net increase (decrease)	843	805

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2035 Fund

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.15	$10.65	$10.00
Income from Investment Operations
Net investment income (loss)B	.24	.22	.17
Net realized and unrealized gain (loss)	(1.02)	.02	.81
Total from investment operations	(.78)	.24	.98
Distributions from net investment income	(.24)	(.22)	(.16)
Distributions from net realized gain	(.52)	(.52)	(.16)
Total distributions	(.76)	(.74)	(.33)C
Net asset value, end of period	$8.61	$10.15	$10.65
Total ReturnD	(8.74)%	2.75%	9.77%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G	- %G	- %H
Expenses net of fee waivers, if any	- %G	- %G	- %H
Expenses net of all reductions	- %G	- %G	- %H
Net investment income (loss)	2.32%	2.16%	2.02%H
Supplemental Data
Net assets, end of period (000 omitted)	$103	$113	$110
Portfolio turnover rateF	65%	20%	14%H

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.33 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.164 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.1
Fidelity Series Emerging Markets Opportunities Fund	11.1
Fidelity Series Blue Chip Growth Fund	9.7
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	7.3
Fidelity Series International Growth Fund	6.8
Fidelity Series International Value Fund	6.5
Fidelity Series Overseas Fund	6.5
Fidelity Series Value Discovery Fund	4.4
Fidelity Series Small Cap Opportunities Fund	3.6
77.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	50.1%
International Equity Funds	39.1%
Bond Funds	7.0%
Short-Term Funds	3.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2040 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 50.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	762	$9,836
Fidelity Series Commodity Strategy Fund (a)	940	3,433
Fidelity Series Large Cap Growth Index Fund (a)	737	7,400
Fidelity Series Large Cap Stock Fund (a)	641	7,687
Fidelity Series Large Cap Value Index Fund (a)	1,479	14,213
Fidelity Series Small Cap Opportunities Fund (a)	355	3,607
Fidelity Series Value Discovery Fund (a)	453	4,499
TOTAL DOMESTIC EQUITY FUNDS
(Cost $61,907)		50,675

International Equity Funds - 39.1%
Fidelity Series Canada Fund (a)	279	2,317
Fidelity Series Emerging Markets Fund (a)	172	1,220
Fidelity Series Emerging Markets Opportunities Fund (a)	721	11,225
Fidelity Series International Growth Fund (a)	473	6,847
Fidelity Series International Index Fund (a)	329	2,700
Fidelity Series International Small Cap Fund (a)	154	2,052
Fidelity Series International Value Fund (a)	927	6,618
Fidelity Series Overseas Fund (a)	758	6,558
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $48,380)		39,537

Bond Funds - 7.0%
Fidelity Series Emerging Markets Debt Fund (a)	87	702
Fidelity Series Floating Rate High Income Fund (a)	19	157
Fidelity Series High Income Fund (a)	94	776
Fidelity Series Inflation-Protected Bond Index Fund (a)	229	2,307
Fidelity Series International Credit Fund (a)	5	49
Fidelity Series Long-Term Treasury Bond Index Fund (a)	242	2,583
Fidelity Series Real Estate Income Fund (a)	51	433
TOTAL BOND FUNDS
(Cost $6,970)		7,007

Short-Term Funds - 3.8%
Fidelity Series Government Money Market Fund 0.4% (a)(b)	958	958
Fidelity Series Short-Term Credit Fund (a)	21	204
Fidelity Series Treasury Bill Index Fund (a)	270	2,708
TOTAL SHORT-TERM FUNDS
(Cost $3,864)		3,870
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $121,121)		101,089
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$101,089

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$2,621	$69	$2,855	$--	$(410)	$575	$--
Fidelity Series Blue Chip Growth Fund	4,723	9,358	3,537	597	175	(883)	9,836
Fidelity Series Canada Fund	1,094	1,906	8	34	--	(675)	2,317
Fidelity Series Commodity Strategy Fund	3,356	1,793	634	64	(128)	(954)	3,433
Fidelity Series Corporate Bond Fund	--	21	18	--	(3)	--	--
Fidelity Series Emerging Markets Debt Fund	789	76	30	47	(2)	(131)	702
Fidelity Series Emerging Markets Fund	1,103	591	38	35	--	(436)	1,220
Fidelity Series Emerging Markets Opportunities Fund	9,972	3,614	124	349	(1)	(2,236)	11,225
Fidelity Series Floating Rate High Income Fund	169	13	1	10	--	(24)	157
Fidelity Series Government Bond Index Fund	--	29	29	--	--	--	--
Fidelity Series Government Money Market Fund 0.4%	783	2,153	1,978	14	--	--	958
Fidelity Series Growth Company Fund	9,575	43	9,991	--	862	(489)	--
Fidelity Series High Income Fund	847	70	30	57	(2)	(109)	776
Fidelity Series Inflation-Protected Bond Index Fund	337	2,266	306	31	2	8	2,307
Fidelity Series International Credit Fund	48	3	--	3	--	(2)	49
Fidelity Series International Growth Fund	10,196	1,647	5,042	358	317	(271)	6,847
Fidelity Series International Index Fund	--	3,359	3	64	--	(656)	2,700
Fidelity Series International Small Cap Fund	2,446	523	577	126	(34)	(306)	2,052
Fidelity Series International Value Fund	10,129	2,053	3,607	396	(292)	(1,665)	6,618
Fidelity Series Intrinsic Opportunities Fund	11,763	697	12,011	455	(881)	432	--
Fidelity Series Investment Grade Bond Fund	957	126	1,121	13	49	(11)	--
Fidelity Series Investment Grade Securitized Fund	--	20	19	--	(1)	--	--
Fidelity Series Large Cap Growth Index Fund	--	10,858	3,009	120	75	(524)	7,400
Fidelity Series Large Cap Stock Fund	10,196	1,411	2,281	695	(23)	(1,616)	7,687
Fidelity Series Large Cap Value Index Fund	2,844	18,632	2,461	1,221	(58)	(4,744)	14,213
Fidelity Series Long-Term Treasury Bond Index Fund	3,984	1,096	3,148	307	261	390	2,583
Fidelity Series Opportunistic Insights Fund	5,149	60	5,465	--	306	(50)	--
Fidelity Series Overseas Fund	--	7,734	--	20	--	(1,176)	6,558
Fidelity Series Real Estate Income Fund	528	48	15	34	--	(128)	433
Fidelity Series Short-Term Credit Fund	196	158	149	7	1	(2)	204
Fidelity Series Small Cap Discovery Fund	1,377	31	1,435	30	(30)	57	--
Fidelity Series Small Cap Opportunities Fund	4,226	1,429	916	276	(65)	(1,067)	3,607
Fidelity Series Stock Selector Large Cap Value Fund	7,766	--	8,227	--	(56)	517	--
Fidelity Series Treasury Bill Index Fund	--	2,993	291	8	--	6	2,708
Fidelity Series Value Discovery Fund	5,500	1,340	1,209	285	(37)	(1,095)	4,499
Total	$112,674	$76,220	$70,565	$5,656	$25	$(17,265)	$101,089

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $121,121)	$101,089
Total Investment in Securities (cost $121,121)		$101,089
Total assets		101,089
Liabilities
Net Assets		$101,089
Net Assets consist of:
Paid in capital		$119,597
Total accumulated earnings (loss)		(18,508)
Net Assets		$101,089
Net Asset Value, offering price and redemption price per share ($101,089 ÷ 11,955 shares)		$8.46

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$2,706
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		2,705
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	25
Capital gain distributions from underlying funds:
Affiliated issuers	2,950
Total net realized gain (loss)		2,975
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(17,265)
Total change in net unrealized appreciation (depreciation)		(17,265)
Net gain (loss)		(14,290)
Net increase (decrease) in net assets resulting from operations		$(11,585)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,705	$2,345
Net realized gain (loss)	2,975	6,501
Change in net unrealized appreciation (depreciation)	(17,265)	(6,056)
Net increase (decrease) in net assets resulting from operations	(11,585)	2,790
Distributions to shareholders	(8,422)	(7,876)
Share transactions
Reinvestment of distributions	8,422	7,876
Net increase (decrease) in net assets resulting from share transactions	8,422	7,876
Total increase (decrease) in net assets	(11,585)	2,790
Net Assets
Beginning of period	112,674	109,884
End of period	$101,089	$112,674
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	828	818
Net increase (decrease)	828	818

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2040 Fund

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.13	$10.66	$10.00
Income from Investment Operations
Net investment income (loss)B	.23	.22	.17
Net realized and unrealized gain (loss)	(1.16)	–C	.82
Total from investment operations	(.93)	.22	.99
Distributions from net investment income	(.24)	(.22)	(.17)
Distributions from net realized gain	(.51)	(.53)	(.17)
Total distributions	(.74)D	(.75)	(.33)E
Net asset value, end of period	$8.46	$10.13	$10.66
Total ReturnF	(10.27)%	2.57%	9.89%
Ratios to Average Net AssetsG,H
Expenses before reductions	- %I	- %I	- %J
Expenses net of fee waivers, if any	- %I	- %I	- %J
Expenses net of all reductions	- %I	- %I	- %J
Net investment income (loss)	2.30%	2.13%	2.01%J
Supplemental Data
Net assets, end of period (000 omitted)	$101	$113	$110
Portfolio turnover rateH	61%	20%	13%J

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.74 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.508 per share.

 E Total distributions of $.33 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.165 per share.

 F Total returns for periods of less than one year are not annualized.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.1
Fidelity Series Emerging Markets Opportunities Fund	11.1
Fidelity Series Blue Chip Growth Fund	9.7
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	7.3
Fidelity Series International Growth Fund	6.7
Fidelity Series International Value Fund	6.5
Fidelity Series Overseas Fund	6.5
Fidelity Series Value Discovery Fund	4.4
Fidelity Series Small Cap Opportunities Fund	3.6
77.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	50.1%
International Equity Funds	39.1%
Bond Funds	6.9%
Short-Term Funds	3.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2045 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 50.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	762	$9,836
Fidelity Series Commodity Strategy Fund (a)	940	3,433
Fidelity Series Large Cap Growth Index Fund (a)	737	7,401
Fidelity Series Large Cap Stock Fund (a)	641	7,687
Fidelity Series Large Cap Value Index Fund (a)	1,479	14,215
Fidelity Series Small Cap Opportunities Fund (a)	355	3,608
Fidelity Series Value Discovery Fund (a)	453	4,499
TOTAL DOMESTIC EQUITY FUNDS
(Cost $61,917)		50,679

International Equity Funds - 39.1%
Fidelity Series Canada Fund (a)	293	2,431
Fidelity Series Emerging Markets Fund (a)	172	1,220
Fidelity Series Emerging Markets Opportunities Fund (a)	721	11,227
Fidelity Series International Growth Fund (a)	472	6,838
Fidelity Series International Index Fund (a)	329	2,700
Fidelity Series International Small Cap Fund (a)	151	2,018
Fidelity Series International Value Fund (a)	921	6,577
Fidelity Series Overseas Fund (a)	756	6,538
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $48,365)		39,549

Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund (a)	87	698
Fidelity Series Floating Rate High Income Fund (a)	19	157
Fidelity Series High Income Fund (a)	94	776
Fidelity Series Inflation-Protected Bond Index Fund (a)	229	2,308
Fidelity Series International Credit Fund (a)	5	49
Fidelity Series Long-Term Treasury Bond Index Fund (a)	242	2,583
Fidelity Series Real Estate Income Fund (a)	51	432
TOTAL BOND FUNDS
(Cost $6,965)		7,003

Short-Term Funds - 3.9%
Fidelity Series Government Money Market Fund 0.4% (a)(b)	957	957
Fidelity Series Short-Term Credit Fund (a)	21	204
Fidelity Series Treasury Bill Index Fund (a)	270	2,708
TOTAL SHORT-TERM FUNDS
(Cost $3,864)		3,869
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $121,111)		101,100
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$101,100

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$2,621	$7	$2,787	$--	$(418)	$577	$--
Fidelity Series Blue Chip Growth Fund	4,733	9,334	3,512	598	177	(896)	9,836
Fidelity Series Canada Fund	1,094	2,017	13	34	1	(668)	2,431
Fidelity Series Commodity Strategy Fund	3,356	1,799	640	64	(128)	(954)	3,433
Fidelity Series Corporate Bond Fund	--	21	18	--	-3	--	--
Fidelity Series Emerging Markets Debt Fund	789	76	35	46	(2)	(130)	698
Fidelity Series Emerging Markets Fund	1,103	593	38	35	--	(438)	1,220
Fidelity Series Emerging Markets Opportunities Fund	9,973	3,613	124	349	(1)	(2,234)	11,227
Fidelity Series Floating Rate High Income Fund	169	13	1	10	--	(24)	157
Fidelity Government Bond Index Fund	--	29	29	--	--	--	--
Fidelity Series Government Money Market Fund 0.4%	783	2,154	1,980	14	--	--	957
Fidelity Series Growth Company Fund	9,575	--	9,950	--	866	(491)	--
Fidelity Series High Income Fund	848	69	30	56	(2)	(109)	776
Fidelity Series Inflation-Protected Bond Index Fund	337	2,267	306	31	2	8	2,308
Fidelity Series International Credit Fund	48	3	--	3	--	(2)	49
Fidelity Series International Growth Fund	10,197	1,750	5,147	358	298	(260)	6,838
Fidelity Series International Index Fund	--	3,359	3	64	--	(656)	2,700
Fidelity Series International Small Cap Fund	2,446	524	612	126	(42)	(298)	2,018
Fidelity Series International Value Fund	10,131	2,009	3,607	396	(292)	(1,664)	6,577
Fidelity Series Intrinsic Opportunities Fund	11,764	687	12,001	456	(867)	417	--
Fidelity Series Investment Grade Bond Fund	957	127	1,122	13	49	(11)	--
Fidelity Series Investment Grade Securitized Fund	--	20	19	--	-1	--	--
Fidelity Series Large Cap Growth Index Fund	--	10,884	3,047	120	88	(524)	7,401
Fidelity Series Large Cap Stock Fund	10,197	1,409	2,277	695	(29)	(1,613)	7,687
Fidelity Series Large Cap Value Index Fund	2,845	18,610	2,436	1,222	(60)	(4,744)	14,215
Fidelity Series Long-Term Treasury Bond Index Fund	3,985	1,097	3,150	307	260	391	2,583
Fidelity Series Opportunistic Insights Fund	5,159	88	5,505	--	301	(43)	--
Fidelity Series Overseas Fund	--	7,714	--	20	--	(1,176)	6,538
Fidelity Series Real Estate Income Fund	528	48	16	34	--	(128)	432
Fidelity Series Short-Term Credit Fund	196	158	149	7	1	(2)	204
Fidelity Series Small Cap Discovery Fund	1,379	31	1,440	30	(21)	51	--
Fidelity Series Small Cap Opportunities Fund	4,227	1,435	921	276	(67)	(1,066)	3,608
Fidelity Series Stock Selector Large Cap Value Fund	7,748	--	8,204	--	(63)	519	--
Fidelity Series Treasury Bill Index Fund	--	2,994	291	8	--	5	2,708
Fidelity Series Value Discovery Fund	5,501	1,330	1,202	284	(36)	(1,094)	4,499
Total	$112,689	$76,269	$70,612	$5,656	$11	$(17,257)	$101,100

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $121,111)	$101,100
Total Investment in Securities (cost $121,111)		$101,100
Total assets		101,100
Liabilities
Net Assets		$101,100
Net Assets consist of:
Paid in capital		$119,610
Total accumulated earnings (loss)		(18,510)
Net Assets		$101,100
Net Asset Value, offering price and redemption price per share ($101,100 ÷ 11,956 shares)		$8.46

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$2,705
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		2,704
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	11
Capital gain distributions from underlying funds:
Affiliated issuers	2,951
Total net realized gain (loss)		2,962
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(17,257)
Total change in net unrealized appreciation (depreciation)		(17,257)
Net gain (loss)		(14,295)
Net increase (decrease) in net assets resulting from operations		$(11,591)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,704	$2,345
Net realized gain (loss)	2,962	6,517
Change in net unrealized appreciation (depreciation)	(17,257)	(6,075)
Net increase (decrease) in net assets resulting from operations	(11,591)	2,787
Distributions to shareholders	(8,434)	(7,856)
Share transactions
Reinvestment of distributions	8,434	7,856
Net increase (decrease) in net assets resulting from share transactions	8,434	7,856
Total increase (decrease) in net assets	(11,591)	2,787
Net Assets
Beginning of period	112,691	109,904
End of period	$101,100	$112,691
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	829	816
Net increase (decrease)	829	816

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2045 Fund

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.13	$10.66	$10.00
Income from Investment Operations
Net investment income (loss)B	.23	.22	.17
Net realized and unrealized gain (loss)	(1.16)	–C	.82
Total from investment operations	(.93)	.22	.99
Distributions from net investment income	(.23)	(.22)	(.17)
Distributions from net realized gain	(.51)	(.53)	(.17)
Total distributions	(.74)	(.75)	(.33)D
Net asset value, end of period	$8.46	$10.13	$10.66
Total ReturnE	(10.26)%	2.55%	9.91%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H	- %H	- %I
Expenses net of fee waivers, if any	- %H	- %H	- %I
Expenses net of all reductions	- %H	- %H	- %I
Net investment income (loss)	2.30%	2.13%	2.00%I
Supplemental Data
Net assets, end of period (000 omitted)	$101	$113	$110
Portfolio turnover rateG	61%	20%	13%I

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.33 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.166 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.1
Fidelity Series Emerging Markets Opportunities Fund	11.1
Fidelity Series Blue Chip Growth Fund	9.7
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	7.3
Fidelity Series International Growth Fund	6.8
Fidelity Series Overseas Fund	6.5
Fidelity Series International Value Fund	6.5
Fidelity Series Value Discovery Fund	4.4
Fidelity Series Small Cap Opportunities Fund	3.6
77.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	50.1%
International Equity Funds	39.1%
Bond Funds	6.9%
Short-Term Funds	3.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2050 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 50.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	762	$9,835
Fidelity Series Commodity Strategy Fund (a)	940	3,432
Fidelity Series Large Cap Growth Index Fund (a)	737	7,400
Fidelity Series Large Cap Stock Fund (a)	641	7,686
Fidelity Series Large Cap Value Index Fund (a)	1,479	14,209
Fidelity Series Small Cap Opportunities Fund (a)	355	3,608
Fidelity Series Value Discovery Fund (a)	453	4,499
TOTAL DOMESTIC EQUITY FUNDS
(Cost $61,901)		50,669

International Equity Funds - 39.1%
Fidelity Series Canada Fund (a)	284	2,357
Fidelity Series Emerging Markets Fund (a)	172	1,220
Fidelity Series Emerging Markets Opportunities Fund (a)	721	11,225
Fidelity Series International Growth Fund (a)	472	6,837
Fidelity Series International Index Fund (a)	329	2,700
Fidelity Series International Small Cap Fund (a)	153	2,052
Fidelity Series International Value Fund (a)	916	6,541
Fidelity Series Overseas Fund (a)	764	6,609
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $48,369)		39,541

Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund (a)	87	698
Fidelity Series Floating Rate High Income Fund (a)	19	157
Fidelity Series High Income Fund (a)	94	776
Fidelity Series Inflation-Protected Bond Index Fund (a)	229	2,307
Fidelity Series International Credit Fund (a)	5	49
Fidelity Series Long-Term Treasury Bond Index Fund (a)	242	2,583
Fidelity Series Real Estate Income Fund (a)	51	434
TOTAL BOND FUNDS
(Cost $6,966)		7,004

Short-Term Funds - 3.9%
Fidelity Series Government Money Market Fund 0.4% (a)(b)	958	958
Fidelity Series Short-Term Credit Fund (a)	21	204
Fidelity Series Treasury Bill Index Fund (a)	270	2,708
TOTAL SHORT-TERM FUNDS
(Cost $3,864)		3,870
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $121,100)		101,084
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$101,084

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$2,621	$--	$2,779	$--	$(418)	$576	$--
Fidelity Series Blue Chip Growth Fund	4,724	9,348	3,516	602	168	(889)	9,835
Fidelity Series Canada Fund	1,094	1,943	8	34	1	(673)	2,357
Fidelity Series Commodity Strategy Fund	3,356	1,796	639	64	(128)	(953)	3,432
Fidelity Series Corporate Bond Fund	--	21	18	--	(3)	--	--
Fidelity Series Emerging Markets Debt Fund	789	76	35	46	(2)	(130)	698
Fidelity Series Emerging Markets Fund	1,103	591	38	35	--	(436)	1,220
Fidelity Series Emerging Markets Opportunities Fund	9,972	3,614	124	349	--	(2,237)	11,225
Fidelity Series Floating Rate High Income Fund	169	13	1	10	--	(24)	157
Fidelity Series Government Bond Index Fund	--	29	29	--	--	--	--
Fidelity Series Government Money Market Fund 0.4%	783	2,156	1,981	14	--	--	958
Fidelity Series Growth Company Fund	9,575	--	9,956	--	871	(490)	--
Fidelity Series High Income Fund	847	70	30	57	(2)	(109)	776
Fidelity Series Inflation-Protected Bond Index Fund	337	2,265	305	31	2	8	2,307
Fidelity Series International Credit Fund	48	3	--	3	--	(2)	49
Fidelity Series International Growth Fund	10,196	1,749	5,146	358	298	(260)	6,837
Fidelity Series International Index Fund	--	3,359	3	64	--	(656)	2,700
Fidelity Series International Small Cap Fund	2,446	524	578	126	(37)	(303)	2,052
Fidelity Series International Value Fund	10,130	1,980	3,613	397	(293)	(1,663)	6,541
Fidelity Series Intrinsic Opportunities Fund	11,762	701	12,014	455	(860)	411	--
Fidelity Series Investment Grade Bond Fund	957	126	1,121	13	49	(11)	--
Fidelity Series Investment Grade Securitized Fund	--	20	19	--	(1)	--	--
Fidelity Series Large Cap Growth Index Fund	--	10,858	3,008	120	74	(524)	7,400
Fidelity Series Large Cap Stock Fund	10,196	1,409	2,281	695	(25)	(1,613)	7,686
Fidelity Series Large Cap Value Index Fund	2,845	18,627	2,461	1,221	(59)	(4,743)	14,209
Fidelity Series Long-Term Treasury Bond Index Fund	3,984	1,097	3,149	307	258	393	2,583
Fidelity Series Opportunistic Insights Fund	5,149	90	5,495	--	308	(52)	--
Fidelity Series Overseas Fund	--	7,781	--	20	--	(1,172)	6,609
Fidelity Series Real Estate Income Fund	528	48	14	35	--	(128)	434
Fidelity Series Short-Term Credit Fund	196	159	149	6	--	(2)	204
Fidelity Series Small Cap Discovery Fund	1,377	31	1,435	30	(30)	57	--
Fidelity Series Small Cap Opportunities Fund	4,226	1,485	973	276	(68)	(1,062)	3,608
Fidelity Series Stock Selector Large Cap Value Fund	7,766	--	8,225	--	(61)	520	--
Fidelity Series Treasury Bill Index Fund	--	3,000	298	8	--	6	2,708
Fidelity Series Value Discovery Fund	5,500	1,264	1,133	284	(35)	(1,097)	4,499
Total	$112,676	$76,233	$70,574	$5,660	$7	$(17,258)	$101,084

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $121,100)	$101,084
Total Investment in Securities (cost $121,100)		$101,084
Total assets		101,084
Liabilities
Net Assets		$101,084
Net Assets consist of:
Paid in capital		$119,599
Total accumulated earnings (loss)		(18,515)
Net Assets		$101,084
Net Asset Value, offering price and redemption price per share ($101,084 ÷ 11,955 shares)		$8.46

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$2,706
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		2,705
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	7
Capital gain distributions from underlying funds:
Affiliated issuers	2,954
Total net realized gain (loss)		2,961
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(17,258)
Total change in net unrealized appreciation (depreciation)		(17,258)
Net gain (loss)		(14,297)
Net increase (decrease) in net assets resulting from operations		$(11,592)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,705	$2,344
Net realized gain (loss)	2,961	6,504
Change in net unrealized appreciation (depreciation)	(17,258)	(6,065)
Net increase (decrease) in net assets resulting from operations	(11,592)	2,783
Distributions to shareholders	(8,443)	(7,855)
Share transactions
Reinvestment of distributions	8,443	7,855
Net increase (decrease) in net assets resulting from share transactions	8,443	7,855
Total increase (decrease) in net assets	(11,592)	2,783
Net Assets
Beginning of period	112,676	109,893
End of period	$101,084	$112,676
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	830	816
Net increase (decrease)	830	816

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2050 Fund

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.13	$10.66	$10.00
Income from Investment Operations
Net investment income (loss)B	.23	.22	.17
Net realized and unrealized gain (loss)	(1.15)	–C	.82
Total from investment operations	(.92)	.22	.99
Distributions from net investment income	(.23)	(.22)	(.17)
Distributions from net realized gain	(.51)	(.53)	(.16)
Total distributions	(.75)D	(.75)	(.33)
Net asset value, end of period	$8.46	$10.13	$10.66
Total ReturnE	(10.25)%	2.55%	9.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H	- %H	- %I
Expenses net of fee waivers, if any	- %H	- %H	- %I
Expenses net of all reductions	- %H	- %H	- %I
Net investment income (loss)	2.30%	2.13%	2.00%I
Supplemental Data
Net assets, end of period (000 omitted)	$101	$113	$110
Portfolio turnover rateG	61%	20%	13%I

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.75 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.511 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.1
Fidelity Series Emerging Markets Opportunities Fund	11.1
Fidelity Series Blue Chip Growth Fund	9.7
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	7.3
Fidelity Series International Growth Fund	6.8
Fidelity Series Overseas Fund	6.5
Fidelity Series International Value Fund	6.4
Fidelity Series Value Discovery Fund	4.4
Fidelity Series Small Cap Opportunities Fund	3.6
77.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	50.1%
International Equity Funds	39.2%
Bond Funds	6.9%
Short-Term Funds	3.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2055 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 50.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	763	$9,837
Fidelity Series Commodity Strategy Fund (a)	941	3,433
Fidelity Series Large Cap Growth Index Fund (a)	737	7,401
Fidelity Series Large Cap Stock Fund (a)	641	7,688
Fidelity Series Large Cap Value Index Fund (a)	1,479	14,212
Fidelity Series Small Cap Opportunities Fund (a)	356	3,609
Fidelity Series Value Discovery Fund (a)	453	4,500
TOTAL DOMESTIC EQUITY FUNDS
(Cost $61,940)		50,680

International Equity Funds - 39.2%
Fidelity Series Canada Fund (a)	304	2,519
Fidelity Series Emerging Markets Fund (a)	172	1,221
Fidelity Series Emerging Markets Opportunities Fund (a)	721	11,230
Fidelity Series International Growth Fund (a)	471	6,827
Fidelity Series International Index Fund (a)	330	2,704
Fidelity Series International Small Cap Fund (a)	151	2,017
Fidelity Series International Value Fund (a)	903	6,451
Fidelity Series Overseas Fund (a)	763	6,598
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $48,402)		39,567

Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund (a)	88	705
Fidelity Series Floating Rate High Income Fund (a)	19	157
Fidelity Series High Income Fund (a)	94	777
Fidelity Series Inflation-Protected Bond Index Fund (a)	229	2,308
Fidelity Series International Credit Fund (a)	4	37
Fidelity Series Long-Term Treasury Bond Index Fund (a)	242	2,584
Fidelity Series Real Estate Income Fund (a)	51	433
TOTAL BOND FUNDS
(Cost $6,962)		7,001

Short-Term Funds - 3.8%
Fidelity Series Government Money Market Fund 0.4% (a)(b)	957	957
Fidelity Series Short-Term Credit Fund (a)	21	204
Fidelity Series Treasury Bill Index Fund (a)	270	2,710
TOTAL SHORT-TERM FUNDS
(Cost $3,865)		3,871
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $121,169)		101,119
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$101,119

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$2,621	$5	$2,785	$--	$(416)	$575	$--
Fidelity Series Blue Chip Growth Fund	4,724	9,285	3,448	603	171	(895)	9,837
Fidelity Series Canada Fund	1,094	2,246	68	34	(1)	(752)	2,519
Fidelity Series Commodity Strategy Fund	3,356	1,788	629	64	(127)	(955)	3,433
Fidelity Series Corporate Bond Fund	--	21	18	--	(3)	--	--
Fidelity Series Emerging Markets Debt Fund	789	76	26	47	(3)	(131)	705
Fidelity Series Emerging Markets Fund	1,103	594	38	35	--	(438)	1,221
Fidelity Series Emerging Markets Opportunities Fund	9,975	3,615	123	349	--	(2,237)	11,230
Fidelity Series Floating Rate High Income Fund	169	13	1	10	--	(24)	157
Fidelity Series Government Bond Index Fund	--	29	29	--	--	--	--
Fidelity Series Government Money Market Fund 0.4%	784	2,147	1,974	14	--	--	957
Fidelity Series Growth Company Fund	9,575	51	9,999	--	864	(491)	--
Fidelity Series High Income Fund	849	69	30	56	(2)	(109)	777
Fidelity Series Inflation-Protected Bond Index Fund	339	2,262	303	31	2	8	2,308
Fidelity Series International Credit Fund	36	2	--	2	--	(1)	37
Fidelity Series International Growth Fund	10,198	1,690	5,142	358	340	(259)	6,827
Fidelity Series International Index Fund	--	3,370	9	64	(1)	(656)	2,704
Fidelity Series International Small Cap Fund	2,446	525	617	126	(40)	(297)	2,017
Fidelity Series International Value Fund	10,131	2,335	4,225	396	(256)	(1,534)	6,451
Fidelity Series Intrinsic Opportunities Fund	11,763	684	11,998	455	(866)	417	--
Fidelity Series Investment Grade Bond Fund	958	126	1,122	13	49	(11)	--
Fidelity Series Investment Grade Securitized Fund	--	20	19	--	(1)	--	--
Fidelity Series Large Cap Growth Index Fund	--	10,875	3,034	120	85	(525)	7,401
Fidelity Series Large Cap Stock Fund	10,208	1,355	2,233	697	(27)	(1,615)	7,688
Fidelity Series Large Cap Value Index Fund	2,845	18,632	2,463	1,221	(56)	(4,746)	14,212
Fidelity Series Long-Term Treasury Bond Index Fund	3,987	1,096	3,151	307	259	393	2,584
Fidelity Series Opportunistic Insights Fund	5,160	71	5,488	--	307	(50)	--
Fidelity Series Overseas Fund	--	8,087	215	20	(35)	(1,239)	6,598
Fidelity Series Real Estate Income Fund	530	46	15	34	--	(128)	433
Fidelity Series Short-Term Credit Fund	197	165	157	7	1	(2)	204
Fidelity Series Small Cap Discovery Fund	1,377	30	1,437	30	(26)	56	--
Fidelity Series Small Cap Opportunities Fund	4,238	1,492	994	276	(65)	(1,062)	3,609
Fidelity Series Stock Selector Large Cap Value Fund	7,736	--	8,186	--	(67)	517	--
Fidelity Series Treasury Bill Index Fund	--	2,995	291	8	--	6	2,710
Fidelity Series Value Discovery Fund	5,501	1,322	1,190	284	(35)	(1,098)	4,500
Total	$112,689	$77,119	$71,457	$5,661	$51	$(17,283)	$101,119

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $121,169)	$101,119
Total Investment in Securities (cost $121,169)		$101,119
Total assets		101,119
Liabilities
Net Assets		$101,119
Net Assets consist of:
Paid in capital		$119,635
Total accumulated earnings (loss)		(18,516)
Net Assets		$101,119
Net Asset Value, offering price and redemption price per share ($101,119 ÷ 11,959 shares)		$8.46

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$2,706
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		2,705
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	51
Capital gain distributions from underlying funds:
Affiliated issuers	2,955
Total net realized gain (loss)		3,006
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(17,283)
Total change in net unrealized appreciation (depreciation)		(17,283)
Net gain (loss)		(14,277)
Net increase (decrease) in net assets resulting from operations		$(11,572)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,705	$2,346
Net realized gain (loss)	3,006	6,527
Change in net unrealized appreciation (depreciation)	(17,283)	(6,089)
Net increase (decrease) in net assets resulting from operations	(11,572)	2,784
Distributions to shareholders	(8,457)	(7,866)
Share transactions
Reinvestment of distributions	8,457	7,866
Net increase (decrease) in net assets resulting from share transactions	8,457	7,866
Total increase (decrease) in net assets	(11,572)	2,784
Net Assets
Beginning of period	112,691	109,907
End of period	$101,119	$112,691
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	832	817
Net increase (decrease)	832	817

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2055 Fund

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.13	$10.66	$10.00
Income from Investment Operations
Net investment income (loss)B	.23	.22	.17
Net realized and unrealized gain (loss)	(1.15)	–C	.82
Total from investment operations	(.92)	.22	.99
Distributions from net investment income	(.24)	(.22)	(.17)
Distributions from net realized gain	(.51)	(.53)	(.17)
Total distributions	(.75)	(.75)	(.33)D
Net asset value, end of period	$8.46	$10.13	$10.66
Total ReturnE	(10.24)%	2.56%	9.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H	- %H	- %I
Expenses net of fee waivers, if any	- %H	- %H	- %I
Expenses net of all reductions	- %H	- %H	- %I
Net investment income (loss)	2.30%	2.13%	2.00%I
Supplemental Data
Net assets, end of period (000 omitted)	$101	$113	$110
Portfolio turnover rateG	61%	20%	13%I

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.33 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.165 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.1
Fidelity Series Emerging Markets Opportunities Fund	11.1
Fidelity Series Blue Chip Growth Fund	9.7
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	7.3
Fidelity Series International Growth Fund	6.8
Fidelity Series Overseas Fund	6.5
Fidelity Series International Value Fund	6.4
Fidelity Series Value Discovery Fund	4.4
Fidelity Series Small Cap Opportunities Fund	3.6
77.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	50.1%
International Equity Funds	39.1%
Bond Funds	6.9%
Short-Term Funds	3.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2060 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 50.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	763	$9,838
Fidelity Series Commodity Strategy Fund (a)	941	3,433
Fidelity Series Large Cap Growth Index Fund (a)	737	7,402
Fidelity Series Large Cap Stock Fund (a)	641	7,689
Fidelity Series Large Cap Value Index Fund (a)	1,479	14,214
Fidelity Series Small Cap Opportunities Fund (a)	356	3,610
Fidelity Series Value Discovery Fund (a)	453	4,500
TOTAL DOMESTIC EQUITY FUNDS
(Cost $61,927)		50,686

International Equity Funds - 39.1%
Fidelity Series Canada Fund (a)	296	2,457
Fidelity Series Emerging Markets Fund (a)	172	1,221
Fidelity Series Emerging Markets Opportunities Fund (a)	721	11,231
Fidelity Series International Growth Fund (a)	471	6,825
Fidelity Series International Index Fund (a)	330	2,704
Fidelity Series International Small Cap Fund (a)	151	2,017
Fidelity Series International Value Fund (a)	912	6,511
Fidelity Series Overseas Fund (a)	763	6,598
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $48,380)		39,564

Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund (a)	87	705
Fidelity Series Floating Rate High Income Fund (a)	19	157
Fidelity Series High Income Fund (a)	94	777
Fidelity Series Inflation-Protected Bond Index Fund (a)	229	2,308
Fidelity Series International Credit Fund (a)	4	37
Fidelity Series Long-Term Treasury Bond Index Fund (a)	242	2,584
Fidelity Series Real Estate Income Fund (a)	51	433
TOTAL BOND FUNDS
(Cost $6,961)		7,001

Short-Term Funds - 3.9%
Fidelity Series Government Money Market Fund 0.4% (a)(b)	956	956
Fidelity Series Short-Term Credit Fund (a)	21	205
Fidelity Series Treasury Bill Index Fund (a)	270	2,710
TOTAL SHORT-TERM FUNDS
(Cost $3,865)		3,871
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $121,133)		101,122
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$101,122

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$2,621	$--	$2,780	$--	$(423)	$582	$--
Fidelity Series Blue Chip Growth Fund	4,733	9,288	3,463	609	173	(893)	9,838
Fidelity Series Canada Fund	1,092	2,197	69	34	(1)	(762)	2,457
Fidelity Series Commodity Strategy Fund	3,356	1,794	634	64	(128)	(955)	3,433
Fidelity Series Corporate Bond Fund	--	21	18	--	(3)	--	--
Fidelity Series Emerging Markets Debt Fund	789	75	26	47	(2)	(131)	705
Fidelity Series Emerging Markets Fund	1,103	592	37	35	--	(437)	1,221
Fidelity Series Emerging Markets Opportunities Fund	9,975	3,616	122	349	(3)	(2,235)	11,231
Fidelity Series Floating Rate High Income Fund	169	13	1	10	--	(24)	157
Fidelity Series Government Bond Index Fund	--	29	29	--	--	--	--
Fidelity Series Government Money Market Fund 0.4%	784	2,127	1,955	14	--	--	956
Fidelity Series Growth Company Fund	9,574	--	9,948	--	867	(493)	--
Fidelity Series High Income Fund	849	68	30	56	(2)	(108)	777
Fidelity Series Inflation-Protected Bond Index Fund	339	2,262	303	31	2	8	2,308
Fidelity Series International Credit Fund	36	2	--	2	--	(1)	37
Fidelity Series International Growth Fund	10,197	1,807	5,261	358	343	(261)	6,825
Fidelity Series International Index Fund	--	3,426	57	64	(7)	(658)	2,704
Fidelity Series International Small Cap Fund	2,451	525	622	126	(47)	(290)	2,017
Fidelity Series International Value Fund	10,128	2,679	4,522	396	(265)	(1,509)	6,511
Fidelity Series Intrinsic Opportunities Fund	11,763	705	12,016	455	(861)	409	--
Fidelity Series Investment Grade Bond Fund	958	126	1,122	13	49	(11)	--
Fidelity Series Investment Grade Securitized Fund	--	20	19	--	(1)	--	--
Fidelity Series Large Cap Growth Index Fund	--	10,884	3,039	120	81	(524)	7,402
Fidelity Series Large Cap Stock Fund	10,197	1,414	2,286	696	(22)	(1,614)	7,689
Fidelity Series Large Cap Value Index Fund	2,845	18,622	2,450	1,222	(57)	(4,746)	14,214
Fidelity Series Long-Term Treasury Bond Index Fund	3,986	1,098	3,151	307	258	393	2,584
Fidelity Series Opportunistic Insights Fund	5,159	61	5,477	--	300	(43)	--
Fidelity Series Overseas Fund	--	8,139	269	20	(34)	(1,238)	6,598
Fidelity Series Real Estate Income Fund	530	46	15	34	--	(128)	433
Fidelity Series Short-Term Credit Fund	197	219	210	6	1	(2)	205
Fidelity Series Small Cap Discovery Fund	1,379	34	1,443	30	(26)	56	--
Fidelity Series Small Cap Opportunities Fund	4,226	1,485	967	276	(67)	(1,067)	3,610
Fidelity Series Stock Selector Large Cap Value Fund	7,748	--	8,203	--	(61)	516	--
Fidelity Series Treasury Bill Index Fund	--	2,994	290	8	--	6	2,710
Fidelity Series Value Discovery Fund	5,501	1,313	1,183	284	(33)	(1,098)	4,500
Total	$112,685	$77,681	$72,017	$5,666	$31	$(17,258)	$101,122

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $121,133)	$101,122
Total Investment in Securities (cost $121,133)		$101,122
Total assets		101,122
Liabilities
Net Assets		$101,122
Net Assets consist of:
Paid in capital		$119,609
Total accumulated earnings (loss)		(18,487)
Net Assets		$101,122
Net Asset Value, offering price and redemption price per share ($101,122 ÷ 11,957 shares)		$8.46

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$2,710
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		2,709
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	31
Capital gain distributions from underlying funds:
Affiliated issuers	2,956
Total net realized gain (loss)		2,987
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(17,258)
Total change in net unrealized appreciation (depreciation)		(17,258)
Net gain (loss)		(14,271)
Net increase (decrease) in net assets resulting from operations		$(11,562)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,709	$2,345
Net realized gain (loss)	2,987	6,527
Change in net unrealized appreciation (depreciation)	(17,258)	(6,092)
Net increase (decrease) in net assets resulting from operations	(11,562)	2,780
Distributions to shareholders	(8,455)	(7,855)
Share transactions
Reinvestment of distributions	8,455	7,854
Net increase (decrease) in net assets resulting from share transactions	8,455	7,854
Total increase (decrease) in net assets	(11,562)	2,779
Net Assets
Beginning of period	112,684	109,905
End of period	$101,122	$112,684
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	832	816
Net increase (decrease)	832	816

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2060 Fund

Years ended March 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.13	$10.66	$10.00
Income from Investment Operations
Net investment income (loss)B	.23	.22	.17
Net realized and unrealized gain (loss)	(1.15)	–C	.82
Total from investment operations	(.92)	.22	.99
Distributions from net investment income	(.24)	(.22)	(.17)
Distributions from net realized gain	(.51)	(.53)	(.17)
Total distributions	(.75)	(.75)	(.33)D
Net asset value, end of period	$8.46	$10.13	$10.66
Total ReturnE	(10.24)%	2.55%	9.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H	- %H	- %I
Expenses net of fee waivers, if any	- %H	- %H	- %I
Expenses net of all reductions	- %H	- %H	- %I
Net investment income (loss)	2.30%	2.13%	2.00%I
Supplemental Data
Net assets, end of period (000 omitted)	$101	$113	$110
Portfolio turnover rateG	62%	20%	13%I

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.33 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.165 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2065 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.1
Fidelity Series Emerging Markets Opportunities Fund	11.1
Fidelity Series Blue Chip Growth Fund	9.7
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	7.3
Fidelity Series International Growth Fund	6.8
Fidelity Series Overseas Fund	6.5
Fidelity Series International Value Fund	6.5
Fidelity Series Value Discovery Fund	4.4
Fidelity Series Small Cap Opportunities Fund	3.6
77.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	50.1%
International Equity Funds	39.1%
Bond Funds	6.9%
Short-Term Funds	3.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2065 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 50.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	655	$8,452
Fidelity Series Commodity Strategy Fund (a)	808	2,950
Fidelity Series Large Cap Growth Index Fund (a)	633	6,359
Fidelity Series Large Cap Stock Fund (a)	551	6,606
Fidelity Series Large Cap Value Index Fund (a)	1,271	12,214
Fidelity Series Small Cap Opportunities Fund (a)	306	3,104
Fidelity Series Value Discovery Fund (a)	389	3,866
TOTAL DOMESTIC EQUITY FUNDS
(Cost $53,385)		43,551

International Equity Funds - 39.1%
Fidelity Series Canada Fund (a)	243	2,017
Fidelity Series Emerging Markets Fund (a)	148	1,048
Fidelity Series Emerging Markets Opportunities Fund (a)	619	9,645
Fidelity Series International Growth Fund (a)	406	5,875
Fidelity Series International Index Fund (a)	283	2,319
Fidelity Series International Small Cap Fund (a)	130	1,735
Fidelity Series International Value Fund (a)	792	5,654
Fidelity Series Overseas Fund (a)	658	5,690
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $41,615)		33,983

Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund (a)	75	603
Fidelity Series Floating Rate High Income Fund (a)	17	135
Fidelity Series High Income Fund (a)	81	667
Fidelity Series Inflation-Protected Bond Index Fund (a)	197	1,983
Fidelity Series International Credit Fund (a)	3	30
Fidelity Series Long-Term Treasury Bond Index Fund (a)	208	2,220
Fidelity Series Real Estate Income Fund (a)	44	375
TOTAL BOND FUNDS
(Cost $6,066)		6,013

Short-Term Funds - 3.9%
Fidelity Cash Central Fund 0.29% (b)	19	19
Fidelity Series Government Money Market Fund 0.4% (a)(c)	823	823
Fidelity Series Short-Term Credit Fund (a)	18	175
Fidelity Series Treasury Bill Index Fund (a)	232	2,327
TOTAL SHORT-TERM FUNDS
(Cost $3,342)		3,344
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $104,408)		86,891
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$86,891

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20
Total	$20

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$--	$4,610	$4,653	$--	$43	$--	$--
Fidelity Series Blue Chip Growth Fund	--	16,077	6,867	518	(63)	(695)	8,452
Fidelity Series Canada Fund	--	3,704	1,050	29	--	(637)	2,017
Fidelity Series Commodity Strategy Fund	--	7,813	3,974	55	(94)	(795)	2,950
Fidelity Series Corporate Bond Fund	--	18	16	--	(2)	--	--
Fidelity Series Emerging Markets Debt Fund	--	1,430	703	30	--	(124)	603
Fidelity Series Emerging Markets Fund	--	2,479	1,073	30	(2)	(356)	1,048
Fidelity Series Emerging Markets Opportunities Fund	--	21,339	9,494	300	(7)	(2,193)	9,645
Fidelity Series Floating Rate High Income Fund	--	311	154	6	(1)	(21)	135
Fidelity Series Government Bond Index Fund	--	25	25	--	--	--	--
Fidelity Series Government Money Market Fund 0.4%	--	3,586	2,763	8	--	--	823
Fidelity Series Growth Company Fund	--	16,390	16,506	--	116	--	--
Fidelity Series High Income Fund	--	1,536	764	37	(6)	(99)	667
Fidelity Series Inflation-Protected Bond Index Fund	--	2,537	556	27	2	--	1,983
Fidelity Series International Credit Fund	--	82	50	2	--	(2)	30
Fidelity Series International Growth Fund	--	19,663	13,081	307	5	(712)	5,875
Fidelity Series International Index Fund	--	2,886	3	55	--	(564)	2,319
Fidelity Series International Small Cap Fund	--	4,665	2,515	108	(61)	(354)	1,735
Fidelity Series International Value Fund	--	20,236	12,754	340	(11)	(1,817)	5,654
Fidelity Series Intrinsic Opportunities Fund	--	20,091	19,743	391	(348)	--	--
Fidelity Series Investment Grade Bond Fund	--	1,690	1,704	5	14	--	--
Fidelity Series Investment Grade Securitized Fund	--	17	17	--	--	--	--
Fidelity Series Large Cap Growth Index Fund	--	9,350	2,615	103	74	(450)	6,359
Fidelity Series Large Cap Stock Fund	--	18,718	10,505	538	(11)	(1,596)	6,606
Fidelity Series Large Cap Value Index Fund	--	21,065	4,631	1,050	(58)	(4,162)	12,214
Fidelity Series Long-Term Treasury Bond Index Fund	--	6,467	4,624	240	66	311	2,220
Fidelity Series Opportunistic Insights Fund	--	9,072	9,034	--	(38)	--	--
Fidelity Series Overseas Fund	--	8,103	1,410	17	(4)	(999)	5,690
Fidelity Series Real Estate Income Fund	--	964	470	23	--	(119)	375
Fidelity Series Short-Term Credit Fund	--	576	398	4	--	(3)	175
Fidelity Series Small Cap Discovery Fund	--	2,310	2,338	--	28	--	--
Fidelity Series Small Cap Opportunities Fund	--	8,451	4,250	236	(51)	(1,046)	3,104
Fidelity Series Stock Selector Large Cap Value Fund	--	13,440	13,546	--	106	--	--
Fidelity Series Treasury Bill Index Fund	--	2,578	256	6	--	5	2,327
Fidelity Series Value Discovery Fund	--	10,689	5,717	244	(17)	(1,089)	3,866
Total	$--	$262,968	$158,259	$4,709	$(320)	$(17,517)	$86,872

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2065 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $19)	$19
Other affiliated issuers (cost $104,389)	86,872
Total Investment in Securities (cost $104,408)		$86,891
Total assets		86,891
Liabilities
Net Assets		$86,891
Net Assets consist of:
Paid in capital		$103,380
Total accumulated earnings (loss)		(16,489)
Net Assets		$86,891
Net Asset Value, offering price and redemption price per share ($86,891 ÷ 10,320 shares)		$8.42

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 28, 2019 (commencement of operations) to March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$2,192
Income from Fidelity Central Funds		20
Total income		2,212
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		2,211
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(320)
Capital gain distributions from underlying funds:
Affiliated issuers	2,517
Total net realized gain (loss)		2,197
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(17,517)
Total change in net unrealized appreciation (depreciation)		(17,517)
Net gain (loss)		(15,320)
Net increase (decrease) in net assets resulting from operations		$(13,109)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 28, 2019 (commencement of operations) to March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,211
Net realized gain (loss)	2,197
Change in net unrealized appreciation (depreciation)	(17,517)
Net increase (decrease) in net assets resulting from operations	(13,109)
Distributions to shareholders	(3,380)
Share transactions
Proceeds from sales of shares	100,000
Reinvestment of distributions	3,380
Net increase (decrease) in net assets resulting from share transactions	103,380
Total increase (decrease) in net assets	86,891
Net Assets
Beginning of period	–
End of period	$86,891
Other Information
Shares
Sold	10,000
Issued in reinvestment of distributions	320
Net increase (decrease)	10,320

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2065 Fund

Year ended March 31,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.22
Net realized and unrealized gain (loss)	(1.46)
Total from investment operations	(1.24)
Distributions from net investment income	(.22)
Distributions from net realized gain	(.12)
Total distributions	(.34)
Net asset value, end of period	$8.42
Total ReturnC	(13.10)%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G
Expenses net of fee waivers, if any	- %F,G
Expenses net of all reductions	- %F,G
Net investment income (loss)	2.88%F
Supplemental Data
Net assets, end of period (000 omitted)	$87
Portfolio turnover rateE	208%F

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2020

1. Organization.

Fidelity Flex Freedom Blend Income Fund, Fidelity Flex Freedom Blend 2005 Fund, Fidelity Flex Freedom Blend 2010 Fund, Fidelity Flex Freedom Blend 2015 Fund, Fidelity Flex Freedom Blend 2020 Fund, Fidelity Flex Freedom Blend 2025 Fund, Fidelity Flex Freedom Blend 2030 Fund, Fidelity Flex Freedom Blend 2035 Fund, Fidelity Flex Freedom Blend 2040 Fund, Fidelity Flex Freedom Blend 2045 Fund, Fidelity Flex Freedom Blend 2050 Fund, Fidelity Flex Freedom Blend 2055 Fund, Fidelity Flex Freedom Blend 2060 Fund and Fidelity Flex Freedom Blend 2065 Fund (the Funds)(each formerly a Fidelity Flex Freedom Fund) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds are available only to certain fee-based accounts offered by Fidelity. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company LLC (FMR).

Effective January 1, 2020, investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2020, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Flex Freedom Blend Income Fund	$ 112,181	$2,242	$(5,184)	$(2,942)
Fidelity Flex Freedom Blend 2005 Fund	113,666	2,152	(6,591)	(4,439)
Fidelity Flex Freedom Blend 2010 Fund	115,189	1,982	(8,721)	(6,739)
Fidelity Flex Freedom Blend 2015 Fund	116,482	1,819	(10,690)	(8,871)
Fidelity Flex Freedom Blend 2020 Fund	117,568	1,628	(12,565)	(10,937)
Fidelity Flex Freedom Blend 2025 Fund	118,517	1,505	(14,038)	(12,533)
Fidelity Flex Freedom Blend 2030 Fund	120,488	1,327	(16,418)	(15,091)
Fidelity Flex Freedom Blend 2035 Fund	121,709	863	(19,602)	(18,739)
Fidelity Flex Freedom Blend 2040 Fund	121,587	568	(21,066)	(20,498)
Fidelity Flex Freedom Blend 2045 Fund	121,587	576	(21,063)	(20,487)
Fidelity Flex Freedom Blend 2050 Fund	121,574	574	(21,064)	(20,490)
Fidelity Flex Freedom Blend 2055 Fund	121,661	570	(21,112)	(20,542)
Fidelity Flex Freedom Blend 2060 Fund	121,647	569	(21,094)	(20,525)
Fidelity Flex Freedom Blend 2065 Fund	104,768	326	(18,203)	(17,877)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Flex Freedom Blend Income Fund	$215	$401	$(2,942)
Fidelity Flex Freedom Blend 2005 Fund	500	536	(4,439)
Fidelity Flex Freedom Blend 2010 Fund	536	774	(6,739)
Fidelity Flex Freedom Blend 2015 Fund	491	907	(8,871)
Fidelity Flex Freedom Blend 2020 Fund	493	1,084	(10,937)
Fidelity Flex Freedom Blend 2025 Fund	430	1,203	(12,533)
Fidelity Flex Freedom Blend 2030 Fund	453	1,524	(15,091)
Fidelity Flex Freedom Blend 2035 Fund	261	1,792	(18,739)
Fidelity Flex Freedom Blend 2040 Fund	117	1,873	(20,498)
Fidelity Flex Freedom Blend 2045 Fund	100	1,878	(20,487)
Fidelity Flex Freedom Blend 2050 Fund	104	1,872	(20,490)
Fidelity Flex Freedom Blend 2055 Fund	174	1,852	(20,542)
Fidelity Flex Freedom Blend 2060 Fund	184	1,855	(20,525)
Fidelity Flex Freedom Blend 2065 Fund	195	1,193	(17,877)

The tax character of distributions paid was as follows:

March 31, 2020
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Flex Freedom Blend Income Fund	$3,043	$1,796	$4,839
Fidelity Flex Freedom Blend 2005 Fund	3,173	2,217	5,390
Fidelity Flex Freedom Blend 2010 Fund	3,302	2,656	5,958
Fidelity Flex Freedom Blend 2015 Fund	3,356	3,134	6,490
Fidelity Flex Freedom Blend 2020 Fund	3,424	3,532	6,956
Fidelity Flex Freedom Blend 2025 Fund	3,414	4,012	7,426
Fidelity Flex Freedom Blend 2030 Fund	3,227	4,820	8,047
Fidelity Flex Freedom Blend 2035 Fund	3,162	5,435	8,597
Fidelity Flex Freedom Blend 2040 Fund	3,231	5,191	8,422
Fidelity Flex Freedom Blend 2045 Fund	3,265	5,169	8,434
Fidelity Flex Freedom Blend 2050 Fund	3,230	5,213	8,443
Fidelity Flex Freedom Blend 2055 Fund	3,265	5,192	8,457
Fidelity Flex Freedom Blend 2060 Fund	3,242	5,213	8,455
Fidelity Flex Freedom Blend 2065 Fund(a)	2,630	750	3,380

 (a) For the period June 28, 2019 (commencement of operations) to March 31, 2020.

March 31, 2019
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Flex Freedom Blend Income Fund	$3,186	$1,282	$4,468
Fidelity Flex Freedom Blend 2005 Fund	3,260	1,780	5,040
Fidelity Flex Freedom Blend 2010 Fund	3,283	2,228	5,511
Fidelity Flex Freedom Blend 2015 Fund	3,306	2,688	5,994
Fidelity Flex Freedom Blend 2020 Fund	3,294	3,013	6,307
Fidelity Flex Freedom Blend 2025 Fund	3,291	3,318	6,609
Fidelity Flex Freedom Blend 2030 Fund	3,363	3,963	7,326
Fidelity Flex Freedom Blend 2035 Fund	3,218	4,561	7,779
Fidelity Flex Freedom Blend 2040 Fund	3,199	4,677	7,876
Fidelity Flex Freedom Blend 2045 Fund	3,147	4,709	7,856
Fidelity Flex Freedom Blend 2050 Fund	3,189	4,666	7,855
Fidelity Flex Freedom Blend 2055 Fund	3,168	4,698	7,866
Fidelity Flex Freedom Blend 2060 Fund	3,168	4,687	7,855

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Freedom Blend Income Fund	73,317	69,888
Fidelity Flex Freedom Blend 2005 Fund	75,808	72,148
Fidelity Flex Freedom Blend 2010 Fund	77,590	73,629
Fidelity Flex Freedom Blend 2015 Fund	78,955	74,685
Fidelity Flex Freedom Blend 2020 Fund	80,578	76,040
Fidelity Flex Freedom Blend 2025 Fund	82,468	77,701
Fidelity Flex Freedom Blend 2030 Fund	84,619	79,489
Fidelity Flex Freedom Blend 2035 Fund	81,823	76,315
Fidelity Flex Freedom Blend 2040 Fund	76,220	70,565
Fidelity Flex Freedom Blend 2045 Fund	76,269	70,612
Fidelity Flex Freedom Blend 2050 Fund	76,233	70,574
Fidelity Flex Freedom Blend 2055 Fund	77,119	71,457
Fidelity Flex Freedom Blend 2060 Fund	77,681	72,017
Fidelity Flex Freedom Blend 2065 Fund	262,968	158,259

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services and the Funds do not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Funds, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following Funds:

Affiliated %
Fidelity Flex Freedom Blend Income Fund	100%
Fidelity Flex Freedom Blend 2005 Fund	100%
Fidelity Flex Freedom Blend 2010 Fund	100%
Fidelity Flex Freedom Blend 2015 Fund	100%
Fidelity Flex Freedom Blend 2020 Fund	100%
Fidelity Flex Freedom Blend 2025 Fund	100%
Fidelity Flex Freedom Blend 2030 Fund	100%
Fidelity Flex Freedom Blend 2035 Fund	100%
Fidelity Flex Freedom Blend 2040 Fund	100%
Fidelity Flex Freedom Blend 2045 Fund	100%
Fidelity Flex Freedom Blend 2050 Fund	100%
Fidelity Flex Freedom Blend 2055 Fund	100%
Fidelity Flex Freedom Blend 2060 Fund	100%
Fidelity Flex Freedom Blend 2065 Fund	100%

7. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Aberdeen Street Trust and Shareholders of each of the fourteen funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (fourteen of the funds constituting Fidelity Aberdeen Street Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2020, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2020, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of operations	Statement of changes in net assets	Financial highlights
Fidelity Flex Freedom Blend Income Fund	For the year ended March 31, 2020	For the years ended March 31, 2020 and 2019	For the years ended March 31, 2020 and 2019, and the period June 8, 2017 (commencement of operations) to March 31, 2018
Fidelity Flex Freedom Blend 2005 Fund	For the year ended March 31, 2020	For the years ended March 31, 2020 and 2019	For the years ended March 31, 2020 and 2019, and the period June 8, 2017 (commencement of operations) to March 31, 2018
Fidelity Flex Freedom Blend 2010 Fund	For the year ended March 31, 2020	For the years ended March 31, 2020 and 2019	For the years ended March 31, 2020 and 2019, and the period June 8, 2017 (commencement of operations) to March 31, 2018
Fidelity Flex Freedom Blend 2015 Fund	For the year ended March 31, 2020	For the years ended March 31, 2020 and 2019	For the years ended March 31, 2020 and 2019, and the period June 8, 2017 (commencement of operations) to March 31, 2018
Fidelity Flex Freedom Blend 2020 Fund	For the year ended March 31, 2020	For the years ended March 31, 2020 and 2019	For the years ended March 31, 2020 and 2019, and the period June 8, 2017 (commencement of operations) to March 31, 2018
Fidelity Flex Freedom Blend 2025 Fund	For the year ended March 31, 2020	For the years ended March 31, 2020 and 2019	For the years ended March 31, 2020 and 2019, and the period June 8, 2017 (commencement of operations) to March 31, 2018
Fidelity Flex Freedom Blend 2030 Fund	For the year ended March 31, 2020	For the years ended March 31, 2020 and 2019	For the years ended March 31, 2020 and 2019, and the period June 8, 2017 (commencement of operations) to March 31, 2018
Fidelity Flex Freedom Blend 2035 Fund	For the year ended March 31, 2020	For the years ended March 31, 2020 and 2019	For the years ended March 31, 2020 and 2019, and the period June 8, 2017 (commencement of operations) to March 31, 2018
Fidelity Flex Freedom Blend 2040 Fund	For the year ended March 31, 2020	For the years ended March 31, 2020 and 2019	For the years ended March 31, 2020 and 2019, and the period June 8, 2017 (commencement of operations) to March 31, 2018
Fidelity Flex Freedom Blend 2045 Fund	For the year ended March 31, 2020	For the years ended March 31, 2020 and 2019	For the years ended March 31, 2020 and 2019, and the period June 8, 2017 (commencement of operations) to March 31, 2018
Fidelity Flex Freedom Blend 2050 Fund	For the year ended March 31, 2020	For the years ended March 31, 2020 and 2019	For the years ended March 31, 2020 and 2019, and the period June 8, 2017 (commencement of operations) to March 31, 2018
Fidelity Flex Freedom Blend 2055 Fund	For the year ended March 31, 2020	For the years ended March 31, 2020 and 2019	For the years ended March 31, 2020 and 2019, and the period June 8, 2017 (commencement of operations) to March 31, 2018
Fidelity Flex Freedom Blend 2060 Fund	For the year ended March 31, 2020	For the years ended March 31, 2020 and 2019	For the years ended March 31, 2020 and 2019, and the period June 8, 2017 (commencement of operations) to March 31, 2018
Fidelity Flex Freedom Blend 2065 Fund	For the period June 28, 2019 (commencement of operations) to March 31, 2020	For the period June 28, 2019 (commencement of operations) to March 31, 2020	For the period June 28, 2019 (commencement of operations) to March 31, 2020

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Boston, Massachusetts

May 13, 2020

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 279 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants).

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray currently serves as Vice Chairman of Meijer, Inc. (regional retail chain, 2013-present). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Previously, Mr. McGinty served as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2019). Prior to joining Fidelity Investments, Mr. McGinty served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President and Chief Investment Officer of Global Asset Allocation and is an employee of Fidelity Investments (2018-present). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2013-2018).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 to March 31, 2020).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA,B	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During Period October 1, 2019 to March 31, 2020C,D
Fidelity Flex Freedom Blend Income Fund	- %
Actual		$1,000.00	$984.00	$-
Hypothetical-E		$1,000.00	$1,025.00	$-
Fidelity Flex Freedom Blend 2005 Fund	- %
Actual		$1,000.00	$974.90	$-
Hypothetical-E		$1,000.00	$1,025.00	$-
Fidelity Flex Freedom Blend 2010 Fund	- %
Actual		$1,000.00	$959.80	$-
Hypothetical-E		$1,000.00	$1,025.00	$-
Fidelity Flex Freedom Blend 2015 Fund	- %
Actual		$1,000.00	$945.00	$-
Hypothetical-E		$1,000.00	$1,025.00	$-
Fidelity Flex Freedom Blend 2020 Fund	- %
Actual		$1,000.00	$932.50	$-
Hypothetical-E		$1,000.00	$1,025.00	$-
Fidelity Flex Freedom Blend 2025 Fund	- %
Actual		$1,000.00	$920.90	$-
Hypothetical-E		$1,000.00	$1,025.00	$-
Fidelity Flex Freedom Blend 2030 Fund	- %
Actual		$1,000.00	$906.80	$-
Hypothetical-E		$1,000.00	$1,025.00	$-
Fidelity Flex Freedom Blend 2035 Fund	- %
Actual		$1,000.00	$882.90	$-
Hypothetical-E		$1,000.00	$1,025.00	$-
Fidelity Flex Freedom Blend 2040 Fund	- %
Actual		$1,000.00	$869.90	$-
Hypothetical-E		$1,000.00	$1,025.00	$-
Fidelity Flex Freedom Blend 2045 Fund	- %
Actual		$1,000.00	$870.10	$-
Hypothetical-E		$1,000.00	$1,025.00	$-
Fidelity Flex Freedom Blend 2050 Fund	- %
Actual		$1,000.00	$870.00	$-
Hypothetical-E		$1,000.00	$1,025.00	$-
Fidelity Flex Freedom Blend 2055 Fund	- %
Actual		$1,000.00	$870.20	$-
Hypothetical-E		$1,000.00	$1,025.00	$-
Fidelity Flex Freedom Blend 2060 Fund	- %
Actual		$1,000.00	$870.10	$-
Hypothetical-E		$1,000.00	$1,025.00	$-
Fidelity Flex Freedom Blend 2065 Fund	- %
Actual		$1,000.00	$870.70	$-
Hypothetical-E		$1,000.00	$1,025.00	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Amount represents less than .005%.

 C Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period).

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Flex Freedom Blend Income Fund	05/11/20	05/08/20	$0.000	$0.041
Fidelity Flex Freedom Blend 2005 Fund	05/11/20	05/08/20	$0.038	$0.055
Fidelity Flex Freedom Blend 2010 Fund	05/11/20	05/08/20	$0.034	$0.083
Fidelity Flex Freedom Blend 2015 Fund	05/11/20	05/08/20	$0.030	$0.093
Fidelity Flex Freedom Blend 2020 Fund	05/11/20	05/08/20	$0.026	$0.111
Fidelity Flex Freedom Blend 2025 Fund	05/11/20	05/08/20	$0.024	$0.117
Fidelity Flex Freedom Blend 2030 Fund	05/11/20	05/08/20	$0.019	$0.149
Fidelity Flex Freedom Blend 2035 Fund	05/11/20	05/08/20	$0.011	$0.162
Fidelity Flex Freedom Blend 2040 Fund	05/11/20	05/08/20	$0.006	$0.162
Fidelity Flex Freedom Blend 2045 Fund	05/11/20	05/08/20	$0.007	$0.160
Fidelity Flex Freedom Blend 2050 Fund	05/11/20	05/08/20	$0.007	$0.160
Fidelity Flex Freedom Blend 2055 Fund	05/11/20	05/08/20	$0.006	$0.165
Fidelity Flex Freedom Blend 2060 Fund	05/11/20	05/08/20	$0.006	$0.166
Fidelity Flex Freedom Blend 2065 Fund	05/11/20	05/08/20	$0.006	$0.130

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2020, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Flex Freedom Blend Income Fund	$ 1,523
Fidelity Flex Freedom Blend 2005 Fund	$ 1,683
Fidelity Flex Freedom Blend 2010 Fund	$ 1,943
Fidelity Flex Freedom Blend 2015 Fund	$ 2,097
Fidelity Flex Freedom Blend 2020 Fund	$ 2,309
Fidelity Flex Freedom Blend 2025 Fund	$ 2,532
Fidelity Flex Freedom Blend 2030 Fund	$ 2,877
Fidelity Flex Freedom Blend 2035 Fund	$ 3,003
Fidelity Flex Freedom Blend 2040 Fund	$ 2,597
Fidelity Flex Freedom Blend 2045 Fund	$ 2,588
Fidelity Flex Freedom Blend 2050 Fund	$ 2,614
Fidelity Flex Freedom Blend 2055 Fund	$ 2,581
Fidelity Flex Freedom Blend 2060 Fund	$ 2,598
Fidelity Flex Freedom Blend 2065 Fund	$ 1,943

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Flex Freedom Blend Income Fund	32.84%
Fidelity Flex Freedom Blend 2005 Fund	28.97%
Fidelity Flex Freedom Blend 2010 Fund	24.44%
Fidelity Flex Freedom Blend 2015 Fund	20.52%
Fidelity Flex Freedom Blend 2020 Fund	17.44%
Fidelity Flex Freedom Blend 2025 Fund	15.23%
Fidelity Flex Freedom Blend 2030 Fund	12.00%
Fidelity Flex Freedom Blend 2035 Fund	8.40%
Fidelity Flex Freedom Blend 2040 Fund	6.63%
Fidelity Flex Freedom Blend 2045 Fund	6.63%
Fidelity Flex Freedom Blend 2050 Fund	6.62%
Fidelity Flex Freedom Blend 2055 Fund	6.62%
Fidelity Flex Freedom Blend 2060 Fund	6.62%
Fidelity Flex Freedom Blend 2065 Fund	6.29%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

Fidelity Flex Freedom Blend Income Fund
April 2019	0%
May 2019	3%
June 2019	5%
July 2019	5%
August 2019	5%
September 2019	5%
October 2019	5%
November 2019	5%
December 2019	5%
February 2020	1%
March 2020	1%
Fidelity Flex Freedom Blend 2005 Fund
December 2019	8%
Fidelity Flex Freedom Blend 2010 Fund
May 2019	1%
December 2019	11%
Fidelity Flex Freedom Blend 2015 Fund
May 2019	2%
December 2019	14%
Fidelity Flex Freedom Blend 2020 Fund
May 2019	1%
December 2019	17%
Fidelity Flex Freedom Blend 2025 Fund
May 2019	2%
December 2019	19%
Fidelity Flex Freedom Blend 2030 Fund
May 2019	4%
December 2019	24%
Fidelity Flex Freedom Blend 2035 Fund
May 2019	10%
December 2019	29%
Fidelity Flex Freedom Blend 2040 Fund
May 2019	10%
December 2019	31%
Fidelity Flex Freedom Blend 2045 Fund
May 2019	11%
December 2019	31%
Fidelity Flex Freedom Blend 2050 Fund
May 2019	11%
December 2019	31%
Fidelity Flex Freedom Blend 2055 Fund
May 2019	10%
December 2019	31%
Fidelity Flex Freedom Blend 2060 Fund
May 2019	11%
December 2019	31%
Fidelity Flex Freedom Blend 2065 Fund
December 2019	29%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Flex Freedom Blend Income Fund
April 2019	0%
May 2019	10%
June 2019	14%
July 2019	14%
August 2019	14%
September 2019	14%
October 2019	14%
November 2019	14%
December 2019	14%
February 2020	2%
March 2020	2%
Fidelity Flex Freedom Blend 2005 Fund
May 2019	1%
December 2019	19%
Fidelity Flex Freedom Blend 2010 Fund
May 2019	2%
December 2019	24%
Fidelity Flex Freedom Blend 2015 Fund
May 2019	2%
December 2019	30%
Fidelity Flex Freedom Blend 2020 Fund
May 2019	3%
December 2019	35%
Fidelity Flex Freedom Blend 2025 Fund
May 2019	3%
December 2019	39%
Fidelity Flex Freedom Blend 2030 Fund
May 2019	6%
December 2019	49%
Fidelity Flex Freedom Blend 2035 Fund
May 2019	11%
December 2019	59%
Fidelity Flex Freedom Blend 2040 Fund
May 2019	19%
December 2019	62%
Fidelity Flex Freedom Blend 2045 Fund
May 2019	19%
December 2019	61%
Fidelity Flex Freedom Blend 2050 Fund
May 2019	20%
December 2019	62%
Fidelity Flex Freedom Blend 2055 Fund
May 2019	19%
December 2019	61%
Fidelity Flex Freedom Blend 2060 Fund
May 2019	19%
December 2019	62%
Fidelity Flex Freedom Blend 2065 Fund
December 2019	57%

A percentage of the dividends distributed during the prior fiscal year for the following funds qualify as a section 199A dividend:

Fidelity Flex Freedom Blend Income Fund
February 2019	1%

March 2019	1%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity Flex Freedom Blend Income Fund
April 2019	0%
May 2019	1%
June 2019	1%
July 2019	1%
August 2019	1%
September 2019	1%
October 2019	1%
November 2019	1%
December 2019	1%
February 2020	1%
March 2020	1%
Fidelity Flex Freedom Blend 2005 Fund
May 2019	1%
December 2019	2%
Fidelity Flex Freedom Blend 2010 Fund
May 2019	1%
December 2019	2%
Fidelity Flex Freedom Blend 2015 Fund
May 2019	1%
December 2019	2%
Fidelity Flex Freedom Blend 2020 Fund
May 2019	2%
December 2019	2%
Fidelity Flex Freedom Blend 2025 Fund
May 2019	2%
December 2019	2%
Fidelity Flex Freedom Blend 2030 Fund
May 2019	3%
December 2019	3%
Fidelity Flex Freedom Blend 2035 Fund
May 2019	5%
December 2019	3%
Fidelity Flex Freedom Blend 2040 Fund
May 2019	7%
December 2019	3%
Fidelity Flex Freedom Blend 2045 Fund
May 2019	7%
December 2019	3%
Fidelity Flex Freedom Blend 2050 Fund
May 2019	7%
December 2019	3%
Fidelity Flex Freedom Blend 2055 Fund
May 2019	7%
December 2019	3%
Fidelity Flex Freedom Blend 2060 Fund
May 2019	7%
December 2019	3%
Fidelity Flex Freedom Blend 2065 Fund
December 2019	3%

The funds will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

XFC-ANN-0520
1.9884226.102

Fidelity Freedom® Blend Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065

Annual Report

March 31, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Fidelity Freedom® Blend Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity Freedom® Blend Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	(4.24)%	(1.53)%
Class M (incl. 3.50% sales charge)	(2.20)%	(0.30)%
Class C (incl. contingent deferred sales charge)	(0.14)%	1.46%
Fidelity Freedom® Blend Income Fund	1.83%	2.45%
Class K	1.90%	2.60%
Class K6	1.97%	2.67%
Class I	1.76%	2.46%
Class Z	1.86%	2.57%
Class Z6	2.04%	2.71%

 A From August 31, 2018

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend Income Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$10,391	Fidelity Freedom® Blend Income Fund
$11,324	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® Blend 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	(5.11)%	(2.27)%
Class M (incl. 3.50% sales charge)	(3.06)%	(1.06)%
Class C (incl. contingent deferred sales charge)	(1.05)%	0.68%
Fidelity Freedom® Blend 2005 Fund	0.94%	1.73%
Class K	1.06%	1.83%
Class K6	1.19%	1.93%
Class I	0.86%	1.68%
Class Z	1.01%	1.80%
Class Z6	1.11%	1.88%

 A From August 31, 2018

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2005 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$10,275	Fidelity Freedom® Blend 2005 Fund
$11,324	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® Blend 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	(6.52)%	(3.42)%
Class M (incl. 3.50% sales charge)	(4.53)%	(2.25)%
Class C (incl. contingent deferred sales charge)	(2.54)%	(0.49)%
Fidelity Freedom® Blend 2010 Fund	(0.56)%	0.50%
Class K	(0.43)%	0.60%
Class K6	(0.44)%	0.67%
Class I	(0.53)%	0.51%
Class Z	(0.40)%	0.61%
Class Z6	(0.43)%	0.68%

 A From August 31, 2018

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2010 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$10,080	Fidelity Freedom® Blend 2010 Fund
$11,324	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® Blend 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	(7.99)%	(4.62)%
Class M (incl. 3.50% sales charge)	(5.91)%	(3.37)%
Class C (incl. contingent deferred sales charge)	(3.99)%	(1.66)%
Fidelity Freedom® Blend 2015 Fund	(2.09)%	(0.69)%
Class K	(2.03)%	(0.62)%
Class K6	(1.86)%	(0.48)%
Class I	(2.09)%	(0.68)%
Class Z	(1.99)%	(0.59)%
Class Z6	(1.95)%	(0.54)%

 A From August 31, 2018

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2015 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$9,891	Fidelity Freedom® Blend 2015 Fund
$11,324	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® Blend 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	(9.19)%	(5.58)%
Class M (incl. 3.50% sales charge)	(7.27)%	(4.46)%
Class C (incl. contingent deferred sales charge)	(5.36)%	(2.76)%
Fidelity Freedom® Blend 2020 Fund	(3.38)%	(1.76)%
Class K	(3.35)%	(1.68)%
Class K6	(3.21)%	(1.56)%
Class I	(3.50)%	(1.80)%
Class Z	(3.35)%	(1.67)%
Class Z6	(3.19)%	(1.55)%

 A From August 31, 2018

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2020 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$9,723	Fidelity Freedom® Blend 2020 Fund
$9,195	S&P 500® Index

Fidelity Freedom® Blend 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	(10.21)%	(6.41)%
Class M (incl. 3.50% sales charge)	(8.27)%	(5.21)%
Class C (incl. contingent deferred sales charge)	(6.37)%	(3.55)%
Fidelity Freedom® Blend 2025 Fund	(4.45)%	(2.58)%
Class K	(4.34)%	(2.48)%
Class K6	(4.28)%	(2.36)%
Class I	(4.46)%	(2.58)%
Class Z	(4.30)%	(2.46)%
Class Z6	(4.35)%	(2.40)%

 A From August 31, 2018

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2025 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$9,595	Fidelity Freedom® Blend 2025 Fund
$9,195	S&P 500® Index

Fidelity Freedom® Blend 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	(11.49)%	(7.68)%
Class M (incl. 3.50% sales charge)	(9.71)%	(6.58)%
Class C (incl. contingent deferred sales charge)	(7.85)%	(4.93)%
Fidelity Freedom® Blend 2030 Fund	(5.94)%	(3.95)%
Class K	(5.86)%	(3.84)%
Class K6	(5.71)%	(3.71)%
Class I	(5.92)%	(3.96)%
Class Z	(5.83)%	(3.82)%
Class Z6	(5.72)%	(3.72)%

 A From August 31, 2018

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2030 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$9,382	Fidelity Freedom® Blend 2030 Fund
$9,195	S&P 500® Index

Fidelity Freedom® Blend 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	(14.13)%	(9.85)%
Class M (incl. 3.50% sales charge)	(12.24)%	(8.67)%
Class C (incl. contingent deferred sales charge)	(10.42)%	(7.06)%
Fidelity Freedom® Blend 2035 Fund	(8.68)%	(6.15)%
Class K	(8.56)%	(6.08)%
Class K6	(8.41)%	(5.95)%
Class I	(8.60)%	(6.12)%
Class Z	(8.52)%	(6.05)%
Class Z6	(8.48)%	(5.94)%

 A From August 31, 2018

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2035 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$9,045	Fidelity Freedom® Blend 2035 Fund
$9,195	S&P 500® Index

Fidelity Freedom® Blend 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	(15.71)%	(11.03)%
Class M (incl. 3.50% sales charge)	(13.86)%	(9.91)%
Class C (incl. contingent deferred sales charge)	(11.96)%	(8.27)%
Fidelity Freedom® Blend 2040 Fund	(10.24)%	(7.39)%
Class K	(10.22)%	(7.28)%
Class K6	(10.07)%	(7.16)%
Class I	(10.17)%	(7.34)%
Class Z	(10.17)%	(7.26)%
Class Z6	(10.14)%	(7.21)%

 A From August 31, 2018

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2040 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$8,855	Fidelity Freedom® Blend 2040 Fund
$9,195	S&P 500® Index

Fidelity Freedom® Blend 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	(15.53)%	(11.00)%
Class M (incl. 3.50% sales charge)	(13.84)%	(9.95)%
Class C (incl. contingent deferred sales charge)	(12.00)%	(8.31)%
Fidelity Freedom® Blend 2045 Fund	(10.29)%	(7.41)%
Class K	(10.14)%	(7.33)%
Class K6	(10.10)%	(7.22)%
Class I	(10.18)%	(7.37)%
Class Z	(10.10)%	(7.30)%
Class Z6	(10.10)%	(7.22)%

 A From August 31, 2018

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2045 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$8,853	Fidelity Freedom® Blend 2045 Fund
$9,195	S&P 500® Index

Fidelity Freedom® Blend 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	(15.63)%	(11.03)%
Class M (incl. 3.50% sales charge)	(13.92)%	(9.96)%
Class C (incl. contingent deferred sales charge)	(12.09)%	(8.35)%
Fidelity Freedom® Blend 2050 Fund	(10.29)%	(7.45)%
Class K	(10.17)%	(7.31)%
Class K6	(10.13)%	(7.26)%
Class I	(10.32)%	(7.43)%
Class Z	(10.24)%	(7.35)%
Class Z6	(10.15)%	(7.27)%

 A From August 31, 2018

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2050 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$8,846	Fidelity Freedom® Blend 2050 Fund
$9,195	S&P 500® Index

Fidelity Freedom® Blend 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	(15.69)%	(11.05)%
Class M (incl. 3.50% sales charge)	(13.85)%	(9.88)%
Class C (incl. contingent deferred sales charge)	(11.99)%	(8.31)%
Fidelity Freedom® Blend 2055 Fund	(10.22)%	(7.39)%
Class K	(10.17)%	(7.27)%
Class K6	(10.11)%	(7.22)%
Class I	(10.32)%	(7.40)%
Class Z	(10.23)%	(7.32)%
Class Z6	(10.11)%	(7.22)%

 A From August 31, 2018

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2055 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$8,856	Fidelity Freedom® Blend 2055 Fund
$9,195	S&P 500® Index

Fidelity Freedom® Blend 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2020	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	(15.68)%	(11.07)%
Class M (incl. 3.50% sales charge)	(13.92)%	(9.95)%
Class C (incl. contingent deferred sales charge)	(12.09)%	(8.34)%
Fidelity Freedom® Blend 2060 Fund	(10.35)%	(7.42)%
Class K	(10.22)%	(7.34)%
Class K6	(10.12)%	(7.25)%
Class I	(10.37)%	(7.45)%
Class Z	(10.17)%	(7.30)%
Class Z6	(10.10)%	(7.24)%

 A From August 31, 2018

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2060 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$8,851	Fidelity Freedom® Blend 2060 Fund
$9,195	S&P 500® Index

Fidelity Freedom® Blend 2065 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity Freedom® Blend 2065 Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2065 Fund, a class of the fund, on June 28, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$8,672	Fidelity Freedom® Blend 2065 Fund
$8,918	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The performance of financial assets during the 12-month period ending March 31, 2020 was significantly influenced by the outbreak and spread of a novel coronavirus in the first quarter of 2020. The outbreak curtailed global economic growth and the outlook for corporate earnings in domestic and foreign markets. Declared a pandemic on March 11, the crisis and containment efforts led to increased uncertainty, broad-based contraction in economic activity, higher volatility, and dislocation in the financial markets as investors digested new information. Against this backdrop, the Dow Jones U.S. Total Stock Market Index had a return of -9.28% for the year. By mid-March, the U.S. stock market entered bear-market territory less than a month after hitting an all-time high. The energy sector (-55%) fared worst, whereas information technology (+7%) stood out as the only sector with a positive return. Consumer staples and health care (-2% each) held up reasonably well. Large-cap stocks outpaced smaller-caps, while growth outpaced value. Elsewhere, commodities generally lagged equities. Non-U.S. equities returned -15.42% for the 12 months, according to the MSCI ACWI (All Country World Index) ex USA Index. With the exception of Japan (-6%), all regions within the index experienced a double-digit decline. The U.K. and Asia Pacific ex Japan (-23% each) regions fared worst, while Europe ex U.K. (-12%) outperformed. Sector-wise, notable laggards included energy (-37%), real estate (-25%) and financials (-24%), while health care (+5%) and information technology (+2%) outperformed. Turning to fixed income, U.S. taxable investment-grade bonds (the Bloomberg Barclays U.S. Aggregate Bond Index) advanced 8.93%, as investors generally sought their relative safety. Within the index, U.S. Treasury bonds led the way (+13%), while others securitized debt categories lagged. Extended (non-core) fixed income classes, such as leveraged loans fared poorly (-10%), as did high-yield bonds (-7%) and emerging-markets debt (-5).

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  For the year, returns for the Freedom Blend Funds' share classes (excluding sales charges, if applicable) ranged from roughly 2% for the more-income-oriented Funds – earmarked for investors with a shorter retirement-savings horizon – to about -10% for the more-equity-oriented Funds, suited to investors with a longer retirement-savings horizon. Each Fund trailed its Composite index this period. Active asset allocation decisions drove the majority of the Funds’ underperformance relative to Composite indexes during the past 12 months. In particular, underweighting investment-grade bonds, which performed relatively well, held back the Funds’ performance versus Composites. Exposure to poor-performing commodities, which are not part of the Composite indexes, also hurt, as did an overweighting in non-U.S. equities – one of the weaker-performing asset classes. Meanwhile, underweighting lagging U.S. equities contributed to the Funds’ relative performance. Overweight allocations to inflation-protected securities and short-term securities also helped, as both asset classes had a positive return. The performance of the underlying investment portfolios had mixed results relative to Composites. More specifically, returns among underlying non-U.S. equity funds, in aggregate, contributed. Here, investments in both developed-markets equities and emerging-markets stocks added value. In particular, investments in Fidelity® Series Emerging Markets Fund and Fidelity® Series International Growth Fund were notable contributors, as each outperformed its benchmark. Conversely, investments in Fidelity® Series Investment Grade Bond Fund and Fidelity® Series Large Cap Stock Fund were notable detractors, as both funds lagged their respective benchmarks.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Freedom® Blend Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Treasury Bill Index Fund	16.4
Fidelity Series Inflation-Protected Bond Index Fund	12.1
Fidelity Series Government Bond Index Fund	11.9
Fidelity Series Investment Grade Bond Fund	11.6
Fidelity Series Investment Grade Securitized Fund	8.1
Fidelity Series Corporate Bond Fund	7.7
Fidelity Series Government Money Market Fund 0.4%	5.1
Fidelity Series Short-Term Credit Fund	4.8
Fidelity Series Emerging Markets Opportunities Fund	4.1
Fidelity Series Commodity Strategy Fund	3.4
85.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	7.1%
International Equity Funds	10.9%
Bond Funds	55.7%
Short-Term Funds	26.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend Income Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 7.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	27,561	$355,531
Fidelity Series Commodity Strategy Fund (a)	405,486	1,480,023
Fidelity Series Large Cap Growth Index Fund (a)	24,660	247,587
Fidelity Series Large Cap Stock Fund (a)	21,338	255,848
Fidelity Series Large Cap Value Index Fund (a)	50,959	489,718
Fidelity Series Small Cap Opportunities Fund (a)	11,668	118,432
Fidelity Series Value Discovery Fund (a)	14,310	142,099
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,664,686)		3,089,238

International Equity Funds - 10.9%
Fidelity Series Canada Fund (a)	28,452	235,871
Fidelity Series Emerging Markets Fund (a)	25,572	181,052
Fidelity Series Emerging Markets Opportunities Fund (a)	115,245	1,794,359
Fidelity Series International Growth Fund (a)	48,152	697,239
Fidelity Series International Index Fund (a)	30,767	252,292
Fidelity Series International Small Cap Fund (a)	15,085	201,686
Fidelity Series International Value Fund (a)	96,503	689,032
Fidelity Series Overseas Fund (a)	78,339	677,636
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,552,306)		4,729,167

Bond Funds - 55.7%
Fidelity Series Corporate Bond Fund (a)	328,873	3,341,347
Fidelity Series Emerging Markets Debt Fund (a)	33,907	273,292
Fidelity Series Floating Rate High Income Fund (a)	7,345	59,053
Fidelity Series Government Bond Index Fund (a)	461,158	5,206,475
Fidelity Series High Income Fund (a)	36,339	299,437
Fidelity Series Inflation-Protected Bond Index Fund (a)	522,160	5,263,372
Fidelity Series Investment Grade Bond Fund (a)	440,902	5,083,603
Fidelity Series Investment Grade Securitized Fund (a)	336,180	3,543,334
Fidelity Series Long-Term Treasury Bond Index Fund (a)	100,729	1,076,791
Fidelity Series Real Estate Income Fund (a)	19,359	162,999
TOTAL BOND FUNDS
(Cost $23,627,993)		24,309,703

Short-Term Funds - 26.3%
Fidelity Cash Central Fund 0.29% (b)	49	49
Fidelity Series Government Money Market Fund 0.4% (a)(c)	2,245,847	2,245,847
Fidelity Series Short-Term Credit Fund (a)	211,922	2,093,791
Fidelity Series Treasury Bill Index Fund (a)	711,839	7,146,861
TOTAL SHORT-TERM FUNDS
(Cost $11,489,608)		11,486,548
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $44,334,593)		43,614,656
NET OTHER ASSETS (LIABILITIES) - 0.0%		(608)
NET ASSETS - 100%		$43,614,048

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$47,541	$855,948	$514,213	$50,240	$(15,216)	$(18,529)	$355,531
Fidelity Series Canada Fund	6,848	320,583	27,071	2,360	186	(64,675)	235,871
Fidelity Series Commodity Strategy Fund	68,015	2,165,837	382,284	17,551	(18,822)	(352,723)	1,480,023
Fidelity Series Corporate Bond Fund	213,324	4,060,499	853,438	101,984	(9,710)	(69,328)	3,341,347
Fidelity Series Emerging Markets Debt Fund	19,496	386,231	88,149	12,768	(1,896)	(42,390)	273,292
Fidelity Series Emerging Markets Fund	9,756	273,422	44,270	4,110	(2,379)	(55,477)	181,052
Fidelity Series Emerging Markets Opportunities Fund	88,405	2,510,750	478,572	41,206	(7,675)	(318,549)	1,794,359
Fidelity Series Floating Rate High Income Fund	4,126	77,877	14,232	2,800	(355)	(8,363)	59,053
Fidelity Series Government Bond Index Fund	293,262	5,706,421	1,191,720	89,761	(1,497)	400,009	5,206,475
Fidelity Series Government Money Market Fund 0.4%	125,285	3,375,589	1,255,027	29,180	--	--	2,245,847
Fidelity Series High Income Fund	30,561	391,820	80,857	15,841	(1,640)	(40,447)	299,437
Fidelity Series Inflation-Protected Bond Index Fund	369,954	6,518,220	1,725,528	62,063	544	100,182	5,263,372
Fidelity Series International Growth Fund	57,069	1,087,817	408,853	25,844	4,017	(42,811)	697,239
Fidelity Series International Index Fund	14,959	363,381	74,208	4,572	(2,569)	(49,271)	252,292
Fidelity Series International Small Cap Fund	14,971	289,137	66,364	9,002	(1,539)	(34,519)	201,686
Fidelity Series International Value Fund	56,471	1,121,686	308,884	28,597	(6,613)	(173,628)	689,032
Fidelity Series Investment Grade Bond Fund	311,706	5,902,324	1,202,069	114,467	(6,157)	77,799	5,083,603
Fidelity Series Investment Grade Securitized Fund	219,982	4,089,573	857,618	97,987	(1,105)	92,502	3,543,334
Fidelity Series Large Cap Growth Index Fund	37,212	607,339	409,388	5,375	15,723	(3,299)	247,587
Fidelity Series Large Cap Stock Fund	37,058	646,019	370,970	25,426	(12,028)	(44,231)	255,848
Fidelity Series Large Cap Value Index Fund	69,344	1,254,811	690,937	49,435	(40,525)	(102,975)	489,718
Fidelity Series Long-Term Treasury Bond Index Fund	129,480	1,737,208	1,012,196	93,185	42,659	179,640	1,076,791
Fidelity Series Overseas Fund	--	777,310	1,940	1,523	9	(97,743)	677,636
Fidelity Series Real Estate Income Fund	13,102	244,563	45,054	9,311	(1,467)	(48,145)	162,999
Fidelity Series Short-Term Credit Fund	123,884	2,383,033	381,145	41,113	(106)	(31,875)	2,093,791
Fidelity Series Small Cap Opportunities Fund	18,461	294,026	153,767	11,818	(6,165)	(34,123)	118,432
Fidelity Series Treasury Bill Index Fund	375,199	8,043,567	1,299,839	87,135	113	27,821	7,146,861
Fidelity Series Value Discovery Fund	21,956	362,945	203,021	11,237	(5,840)	(33,941)	142,099
	$2,777,427	$55,847,936	$14,141,614	$1,045,891	$(80,053)	$(789,089)	$43,614,607

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend Income Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $44,334,544)	43,614,607
Total Investment in Securities (cost $44,334,593)		$43,614,656
Cash		274
Receivable for investments sold		403,599
Receivable for fund shares sold		707
Total assets		44,019,236
Liabilities
Payable for investments purchased	$7
Payable for fund shares redeemed	394,813
Accrued management fee	9,942
Distribution and service plan fees payable	426
Total liabilities		405,188
Net Assets		$43,614,048
Net Assets consist of:
Paid in capital		$44,297,885
Total accumulated earnings (loss)		(683,837)
Net Assets		$43,614,048
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($699,286 ÷ 70,071 shares)(a)		$9.98
Maximum offering price per share (100/94.25 of $9.98)		$10.59
Class M:
Net Asset Value and redemption price per share ($155,681 ÷ 15,599 shares)(a)		$9.98
Maximum offering price per share (100/96.50 of $9.98)		$10.34
Class C:
Net Asset Value and offering price per share ($227,639 ÷ 22,877 shares)(a)		$9.95
Fidelity Freedom Blend Income Fund:
Net Asset Value, offering price and redemption price per share ($2,729,423 ÷ 273,387 shares)		$9.98
Class K:
Net Asset Value, offering price and redemption price per share ($403,967 ÷ 40,449 shares)		$9.99
Class K6:
Net Asset Value, offering price and redemption price per share ($38,897,813 ÷ 3,892,923 shares)		$9.99
Class I:
Net Asset Value, offering price and redemption price per share ($241,950 ÷ 24,214 shares)		$9.99
Class Z:
Net Asset Value, offering price and redemption price per share ($104,135 ÷ 10,420 shares)		$9.99
Class Z6:
Net Asset Value, offering price and redemption price per share ($154,154 ÷ 15,420 shares)		$10.00

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$749,101
Expenses
Management fee	$90,749
Distribution and service plan fees	3,854
Independent trustees' fees and expenses	107
Total expenses		94,710
Net investment income (loss)		654,391
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(79,927)
Capital gain distributions from underlying funds:
Affiliated issuers	296,790
Total net realized gain (loss)		216,863
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(789,089)
Total change in net unrealized appreciation (depreciation)		(789,089)
Net gain (loss)		(572,226)
Net increase (decrease) in net assets resulting from operations		$82,165

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	For the period August 31, 2018 (commencement of operations) to March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$654,391	$22,993
Net realized gain (loss)	216,863	4,742
Change in net unrealized appreciation (depreciation)	(789,089)	69,152
Net increase (decrease) in net assets resulting from operations	82,165	96,887
Distributions to shareholders	(838,295)	(24,594)
Share transactions - net increase (decrease)	41,593,540	2,704,345
Total increase (decrease) in net assets	40,837,410	2,776,638
Net Assets
Beginning of period	2,776,638	–
End of period	$43,614,048	$2,776,638

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend Income Fund Class A

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.03	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.11
Net realized and unrealized gain (loss)	.01C	.08
Total from investment operations	.17	.19
Distributions from net investment income	(.15)	(.11)
Distributions from net realized gain	(.07)	(.05)
Total distributions	(.22)	(.16)
Net asset value, end of period	$9.98	$10.03
Total ReturnD,E	1.60%	1.91%
Ratios to Average Net AssetsF,G
Expenses before reductions	.71%	.71%H
Expenses net of fee waivers, if any	.71%	.71%H
Expenses net of all reductions	.71%	.71%H
Net investment income (loss)	1.55%	1.95%H
Supplemental Data
Net assets, end of period (000 omitted)	$699	$107
Portfolio turnover rateG	44%	48%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class M

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.03	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.10
Net realized and unrealized gain (loss)	.01C	.07
Total from investment operations	.14	.17
Distributions from net investment income	(.12)	(.09)
Distributions from net realized gain	(.07)	(.05)
Total distributions	(.19)	(.14)
Net asset value, end of period	$9.98	$10.03
Total ReturnD,E	1.35%	1.76%
Ratios to Average Net AssetsF,G
Expenses before reductions	.96%	.96%H
Expenses net of fee waivers, if any	.96%	.96%H
Expenses net of all reductions	.96%	.96%H
Net investment income (loss)	1.30%	1.70%H
Supplemental Data
Net assets, end of period (000 omitted)	$156	$102
Portfolio turnover rateG	44%	48%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class C

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.07
Net realized and unrealized gain (loss)	.01C	.07
Total from investment operations	.09	.14
Distributions from net investment income	(.08)	(.08)
Distributions from net realized gain	(.07)	(.05)
Total distributions	(.15)	(.13)
Net asset value, end of period	$9.95	$10.01
Total ReturnD,E	.85%	1.45%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.46%	1.47%H,I
Expenses net of fee waivers, if any	1.46%	1.47%H,I
Expenses net of all reductions	1.46%	1.47%H,I
Net investment income (loss)	.81%	1.19%H
Supplemental Data
Net assets, end of period (000 omitted)	$228	$123
Portfolio turnover rateG	44%	48%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.03	$10.00
Income from Investment Operations
Net investment income (loss)B	.18	.13
Net realized and unrealized gain (loss)	.01C	.07
Total from investment operations	.19	.20
Distributions from net investment income	(.17)	(.12)
Distributions from net realized gain	(.07)	(.05)
Total distributions	(.24)	(.17)
Net asset value, end of period	$9.98	$10.03
Total ReturnD	1.83%	2.04%
Ratios to Average Net AssetsE,F
Expenses before reductions	.46%	.46%G
Expenses net of fee waivers, if any	.46%	.46%G
Expenses net of all reductions	.46%	.46%G
Net investment income (loss)	1.80%	2.20%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,729	$378
Portfolio turnover rateF	44%	48%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class K

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.04	$10.00
Income from Investment Operations
Net investment income (loss)B	.20	.13
Net realized and unrealized gain (loss)	–C	.08
Total from investment operations	.20	.21
Distributions from net investment income	(.18)	(.12)
Distributions from net realized gain	(.07)	(.05)
Total distributions	(.25)	(.17)
Net asset value, end of period	$9.99	$10.04
Total ReturnD	1.90%	2.20%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%	.36%G
Expenses net of fee waivers, if any	.36%	.36%G
Expenses net of all reductions	.36%	.36%G
Net investment income (loss)	1.90%	2.30%G
Supplemental Data
Net assets, end of period (000 omitted)	$404	$102
Portfolio turnover rateF	44%	48%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class K6

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.04	$10.00
Income from Investment Operations
Net investment income (loss)B	.21	.14
Net realized and unrealized gain (loss)	–C	.08
Total from investment operations	.21	.22
Distributions from net investment income	(.19)	(.13)
Distributions from net realized gain	(.07)	(.05)
Total distributions	(.26)	(.18)
Net asset value, end of period	$9.99	$10.04
Total ReturnD	1.97%	2.24%
Ratios to Average Net AssetsE,F
Expenses before reductions	.26%	.26%G
Expenses net of fee waivers, if any	.26%	.26%G
Expenses net of all reductions	.26%	.26%G
Net investment income (loss)	2.00%	2.39%G
Supplemental Data
Net assets, end of period (000 omitted)	$38,898	$1,658
Portfolio turnover rateF	44%	48%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class I

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.04	$10.00
Income from Investment Operations
Net investment income (loss)B	.19	.13
Net realized and unrealized gain (loss)	(.01)	.08
Total from investment operations	.18	.21
Distributions from net investment income	(.17)	(.12)
Distributions from net realized gain	(.07)	(.05)
Total distributions	(.23)C	(.17)
Net asset value, end of period	$9.99	$10.04
Total ReturnD	1.76%	2.14%
Ratios to Average Net AssetsE,F
Expenses before reductions	.46%	.46%G
Expenses net of fee waivers, if any	.46%	.46%G
Expenses net of all reductions	.46%	.46%G
Net investment income (loss)	1.80%	2.20%G
Supplemental Data
Net assets, end of period (000 omitted)	$242	$102
Portfolio turnover rateF	44%	48%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.23 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.068 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class Z

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.04	$10.00
Income from Investment Operations
Net investment income (loss)B	.20	.13
Net realized and unrealized gain (loss)	(.01)	.08
Total from investment operations	.19	.21
Distributions from net investment income	(.18)	(.12)
Distributions from net realized gain	(.07)	(.05)
Total distributions	(.24)C	(.17)
Net asset value, end of period	$9.99	$10.04
Total ReturnD	1.86%	2.20%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%	.36%G
Expenses net of fee waivers, if any	.36%	.36%G
Expenses net of all reductions	.36%	.36%G
Net investment income (loss)	1.90%	2.30%G
Supplemental Data
Net assets, end of period (000 omitted)	$104	$102
Portfolio turnover rateF	44%	48%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.24 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.068 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class Z6

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.04	$10.00
Income from Investment Operations
Net investment income (loss)B	.21	.14
Net realized and unrealized gain (loss)	–C	.08
Total from investment operations	.21	.22
Distributions from net investment income	(.18)	(.13)
Distributions from net realized gain	(.07)	(.05)
Total distributions	(.25)	(.18)
Net asset value, end of period	$10.00	$10.04
Total ReturnD	2.04%	2.23%
Ratios to Average Net AssetsE,F
Expenses before reductions	.26%	.26%G
Expenses net of fee waivers, if any	.26%	.26%G
Expenses net of all reductions	.26%	.26%G
Net investment income (loss)	2.00%	2.40%G
Supplemental Data
Net assets, end of period (000 omitted)	$154	$102
Portfolio turnover rateF	44%	48%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Treasury Bill Index Fund	14.7
Fidelity Series Government Bond Index Fund	11.2
Fidelity Series Investment Grade Bond Fund	11.0
Fidelity Series Inflation-Protected Bond Index Fund	11.0
Fidelity Series Investment Grade Securitized Fund	7.6
Fidelity Series Corporate Bond Fund	7.3
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series Government Money Market Fund 0.4%	4.4
Fidelity Series Short-Term Credit Fund	4.3
Fidelity Series Commodity Strategy Fund	3.4
79.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	10.8%
International Equity Funds	13.3%
Bond Funds	52.5%
Short-Term Funds	23.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2005 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 10.8%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	18,149	$234,125
Fidelity Series Commodity Strategy Fund (a)	137,919	503,406
Fidelity Series Large Cap Growth Index Fund (a)	16,912	169,793
Fidelity Series Large Cap Stock Fund (a)	14,664	175,820
Fidelity Series Large Cap Value Index Fund (a)	34,484	331,392
Fidelity Series Small Cap Opportunities Fund (a)	8,360	84,852
Fidelity Series Value Discovery Fund (a)	10,121	100,501
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,882,826)		1,599,889

International Equity Funds - 13.3%
Fidelity Series Canada Fund (a)	13,001	107,781
Fidelity Series Emerging Markets Fund (a)	9,937	70,351
Fidelity Series Emerging Markets Opportunities Fund (a)	45,015	700,881
Fidelity Series International Growth Fund (a)	21,614	312,968
Fidelity Series International Index Fund (a)	12,389	101,586
Fidelity Series International Small Cap Fund (a)	6,536	87,392
Fidelity Series International Value Fund (a)	41,420	295,735
Fidelity Series Overseas Fund (a)	34,173	295,600
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,299,944)		1,972,294

Bond Funds - 52.5%
Fidelity Series Corporate Bond Fund (a)	106,135	1,078,330
Fidelity Series Emerging Markets Debt Fund (a)	11,537	92,988
Fidelity Series Floating Rate High Income Fund (a)	2,501	20,111
Fidelity Series Government Bond Index Fund (a)	147,606	1,666,476
Fidelity Series High Income Fund (a)	12,370	101,928
Fidelity Series Inflation-Protected Bond Index Fund (a)	162,160	1,634,575
Fidelity Series Investment Grade Bond Fund (a)	141,936	1,636,524
Fidelity Series Investment Grade Securitized Fund (a)	107,449	1,132,511
Fidelity Series Long-Term Treasury Bond Index Fund (a)	34,480	368,589
Fidelity Series Real Estate Income Fund (a)	6,588	55,473
TOTAL BOND FUNDS
(Cost $7,508,004)		7,787,505

Short-Term Funds - 23.4%
Fidelity Cash Central Fund 0.29% (b)	49	49
Fidelity Series Government Money Market Fund 0.4% (a)(c)	651,371	651,371
Fidelity Series Short-Term Credit Fund (a)	64,855	640,769
Fidelity Series Treasury Bill Index Fund (a)	217,771	2,186,416
TOTAL SHORT-TERM FUNDS
(Cost $3,476,867)		3,478,605
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $15,167,641)		14,838,293
NET OTHER ASSETS (LIABILITIES) - 0.0%		(272)
NET ASSETS - 100%		$14,838,021

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$59,683	$550,141	$350,814	$33,827	$(10,457)	$(14,428)	$234,125
Fidelity Series Canada Fund	6,903	144,657	14,806	1,218	106	(29,079)	107,781
Fidelity Series Commodity Strategy Fund	48,785	833,166	239,368	7,054	(13,811)	(125,366)	503,406
Fidelity Series Corporate Bond Fund	148,104	1,444,749	496,242	38,639	(5,437)	(12,844)	1,078,330
Fidelity Series Emerging Markets Debt Fund	14,638	144,397	50,087	5,180	(1,354)	(14,606)	92,988
Fidelity Series Emerging Markets Fund	9,131	118,568	32,385	1,868	(2,841)	(22,122)	70,351
Fidelity Series Emerging Markets Opportunities Fund	82,753	1,074,271	320,957	18,724	(14,523)	(120,663)	700,881
Fidelity Series Floating Rate High Income Fund	3,100	29,158	8,919	1,135	(295)	(2,933)	20,111
Fidelity Series Government Bond Index Fund	203,437	2,037,675	721,714	34,098	3,341	143,737	1,666,476
Fidelity Series Government Money Market Fund 0.4%	78,685	1,124,569	551,877	10,229	(6)	--	651,371
Fidelity Series High Income Fund	22,938	146,519	52,040	6,404	(1,490)	(13,999)	101,928
Fidelity Series Inflation-Protected Bond Index Fund	239,920	2,187,129	831,497	22,467	(448)	39,471	1,634,575
Fidelity Series International Growth Fund	56,952	554,474	283,176	13,347	(432)	(14,850)	312,968
Fidelity Series International Index Fund	15,023	171,302	60,198	2,371	(4,078)	(20,463)	101,586
Fidelity Series International Small Cap Fund	15,035	145,068	56,390	4,629	(3,167)	(13,154)	87,392
Fidelity Series International Value Fund	56,584	559,390	232,247	14,813	(14,294)	(73,698)	295,735
Fidelity Series Investment Grade Bond Fund	216,506	2,105,314	718,804	43,362	(2,792)	36,300	1,636,524
Fidelity Series Investment Grade Securitized Fund	152,751	1,460,260	513,481	37,226	(140)	33,121	1,132,511
Fidelity Series Large Cap Growth Index Fund	46,743	390,137	274,181	3,436	8,950	(1,856)	169,793
Fidelity Series Large Cap Stock Fund	46,379	406,315	238,242	16,640	(7,047)	(31,585)	175,820
Fidelity Series Large Cap Value Index Fund	86,849	780,260	438,340	31,627	(19,832)	(77,545)	331,392
Fidelity Series Long-Term Treasury Bond Index Fund	101,171	697,091	519,326	37,830	26,501	63,152	368,589
Fidelity Series Overseas Fund	--	352,830	11,104	775	(3,678)	(42,448)	295,600
Fidelity Series Real Estate Income Fund	9,842	91,662	28,636	3,790	(1,151)	(16,244)	55,473
Fidelity Series Short-Term Credit Fund	79,112	771,030	200,879	14,266	(181)	(8,313)	640,769
Fidelity Series Small Cap Opportunities Fund	23,168	193,301	104,247	8,060	(6,088)	(21,282)	84,852
Fidelity Series Treasury Bill Index Fund	234,552	2,678,242	736,100	30,491	228	9,494	2,186,416
Fidelity Series Value Discovery Fund	27,479	235,068	135,025	7,303	(4,185)	(22,836)	100,501
	$2,086,223	$21,426,743	$8,221,082	$450,809	$(78,601)	$(375,039)	$14,838,244

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $15,167,592)	14,838,244
Total Investment in Securities (cost $15,167,641)		$14,838,293
Cash		193
Receivable for investments sold		3,587
Receivable for fund shares sold		5,742
Total assets		14,847,815
Liabilities
Payable for investments purchased	$5,746
Accrued management fee	3,749
Distribution and service plan fees payable	299
Total liabilities		9,794
Net Assets		$14,838,021
Net Assets consist of:
Paid in capital		$15,182,643
Total accumulated earnings (loss)		(344,622)
Net Assets		$14,838,021
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($262,647 ÷ 26,667 shares)(a)		$9.85
Maximum offering price per share (100/94.25 of $9.85)		$10.45
Class M:
Net Asset Value and redemption price per share ($107,953 ÷ 10,959 shares)(a)		$9.85
Maximum offering price per share (100/96.50 of $9.85)		$10.21
Class C:
Net Asset Value and offering price per share ($255,809 ÷ 26,073 shares)(a)		$9.81
Fidelity Freedom Blend 2005 Fund:
Net Asset Value, offering price and redemption price per share ($1,126,208 ÷ 114,154 shares)		$9.87
Class K:
Net Asset Value, offering price and redemption price per share ($178,229 ÷ 18,047 shares)		$9.88
Class K6:
Net Asset Value, offering price and redemption price per share ($12,005,434 ÷ 1,215,565 shares)		$9.88
Class I:
Net Asset Value, offering price and redemption price per share ($691,409 ÷ 70,105 shares)		$9.86
Class Z:
Net Asset Value, offering price and redemption price per share ($102,873 ÷ 10,411 shares)		$9.88
Class Z6:
Net Asset Value, offering price and redemption price per share ($107,459 ÷ 10,871 shares)		$9.88

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$304,102
Expenses
Management fee	$38,772
Distribution and service plan fees	2,458
Independent trustees' fees and expenses	44
Total expenses		41,274
Net investment income (loss)		262,828
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(78,556)
Capital gain distributions from underlying funds:
Affiliated issuers	146,707
Total net realized gain (loss)		68,151
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(375,039)
Total change in net unrealized appreciation (depreciation)		(375,039)
Net gain (loss)		(306,888)
Net increase (decrease) in net assets resulting from operations		$(44,060)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	For the period August 31, 2018 (commencement of operations) to March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$262,828	$16,545
Net realized gain (loss)	68,151	7,559
Change in net unrealized appreciation (depreciation)	(375,039)	45,691
Net increase (decrease) in net assets resulting from operations	(44,060)	69,795
Distributions to shareholders	(354,729)	(15,628)
Share transactions - net increase (decrease)	13,151,118	2,031,525
Total increase (decrease) in net assets	12,752,329	2,085,692
Net Assets
Beginning of period	2,085,692	–
End of period	$14,838,021	$2,085,692

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2005 Fund Class A

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.99	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.11
Net realized and unrealized gain (loss)	(.08)	.04
Total from investment operations	.08	.15
Distributions from net investment income	(.13)	(.10)
Distributions from net realized gain	(.09)	(.07)
Total distributions	(.22)	(.16)C
Net asset value, end of period	$9.85	$9.99
Total ReturnD,E	.68%	1.62%
Ratios to Average Net AssetsF,G
Expenses before reductions	.71%	.71%H
Expenses net of fee waivers, if any	.71%	.71%H
Expenses net of all reductions	.71%	.71%H
Net investment income (loss)	1.56%	1.88%H
Supplemental Data
Net assets, end of period (000 omitted)	$263	$187
Portfolio turnover rateG	64%	11%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.066 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class M

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.99	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.09
Net realized and unrealized gain (loss)	(.07)	.05
Total from investment operations	.06	.14
Distributions from net investment income	(.11)	(.08)
Distributions from net realized gain	(.09)	(.07)
Total distributions	(.20)	(.15)
Net asset value, end of period	$9.85	$9.99
Total ReturnC,D	.45%	1.43%
Ratios to Average Net AssetsE,F
Expenses before reductions	.96%	.96%G
Expenses net of fee waivers, if any	.96%	.96%G
Expenses net of all reductions	.96%	.96%G
Net investment income (loss)	1.31%	1.63%G
Supplemental Data
Net assets, end of period (000 omitted)	$108	$101
Portfolio turnover rateF	64%	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class C

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.98	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.06
Net realized and unrealized gain (loss)	(.08)	.05
Total from investment operations	–	.11
Distributions from net investment income	(.08)	(.06)
Distributions from net realized gain	(.09)	(.07)
Total distributions	(.17)	(.13)
Net asset value, end of period	$9.81	$9.98
Total ReturnC,D	(.07)%	1.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.46%	1.46%G
Expenses net of fee waivers, if any	1.46%	1.46%G
Expenses net of all reductions	1.46%	1.46%G
Net investment income (loss)	.81%	1.13%G
Supplemental Data
Net assets, end of period (000 omitted)	$256	$101
Portfolio turnover rateF	64%	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B	.19	.12
Net realized and unrealized gain (loss)	(.08)	.05
Total from investment operations	.11	.17
Distributions from net investment income	(.15)	(.10)
Distributions from net realized gain	(.10)	(.07)
Total distributions	(.25)	(.16)C
Net asset value, end of period	$9.87	$10.01
Total ReturnD	.94%	1.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.46%	.46%G
Expenses net of fee waivers, if any	.46%	.46%G
Expenses net of all reductions	.46%	.46%G
Net investment income (loss)	1.81%	2.13%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,126	$111
Portfolio turnover rateF	64%	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.066 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class K

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B	.20	.13
Net realized and unrealized gain (loss)	(.08)	.04
Total from investment operations	.12	.17
Distributions from net investment income	(.16)	(.10)
Distributions from net realized gain	(.09)	(.07)
Total distributions	(.25)	(.16)C
Net asset value, end of period	$9.88	$10.01
Total ReturnD	1.06%	1.83%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%	.36%G
Expenses net of fee waivers, if any	.36%	.36%G
Expenses net of all reductions	.36%	.36%G
Net investment income (loss)	1.91%	2.23%G
Supplemental Data
Net assets, end of period (000 omitted)	$178	$102
Portfolio turnover rateF	64%	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.066 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class K6

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B	.21	.13
Net realized and unrealized gain (loss)	(.08)	.05
Total from investment operations	.13	.18
Distributions from net investment income	(.17)	(.10)
Distributions from net realized gain	(.10)	(.07)
Total distributions	(.26)C	(.17)
Net asset value, end of period	$9.88	$10.01
Total ReturnD	1.19%	1.86%
Ratios to Average Net AssetsE,F
Expenses before reductions	.26%	.26%G
Expenses net of fee waivers, if any	.26%	.26%G
Expenses net of all reductions	.26%	.26%G
Net investment income (loss)	2.01%	2.32%G
Supplemental Data
Net assets, end of period (000 omitted)	$12,005	$1,177
Portfolio turnover rateF	64%	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.26 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.095 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class I

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B	.19	.12
Net realized and unrealized gain (loss)	(.09)	.05
Total from investment operations	.10	.17
Distributions from net investment income	(.16)	(.10)
Distributions from net realized gain	(.09)	(.07)
Total distributions	(.25)	(.16)C
Net asset value, end of period	$9.86	$10.01
Total ReturnD	.86%	1.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.46%	.46%G
Expenses net of fee waivers, if any	.46%	.46%G
Expenses net of all reductions	.46%	.46%G
Net investment income (loss)	1.81%	2.13%G
Supplemental Data
Net assets, end of period (000 omitted)	$691	$102
Portfolio turnover rateF	64%	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.066 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class Z

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B	.20	.13
Net realized and unrealized gain (loss)	(.09)	.04
Total from investment operations	.11	.17
Distributions from net investment income	(.15)	(.10)
Distributions from net realized gain	(.09)	(.07)
Total distributions	(.24)	(.16)C
Net asset value, end of period	$9.88	$10.01
Total ReturnD	1.01%	1.83%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%	.36%G
Expenses net of fee waivers, if any	.36%	.36%G
Expenses net of all reductions	.36%	.36%G
Net investment income (loss)	1.91%	2.23%G
Supplemental Data
Net assets, end of period (000 omitted)	$103	$102
Portfolio turnover rateF	64%	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.066 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class Z6

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B	.21	.13
Net realized and unrealized gain (loss)	(.09)	.05
Total from investment operations	.12	.18
Distributions from net investment income	(.16)	(.10)
Distributions from net realized gain	(.10)	(.07)
Total distributions	(.25)C	(.17)
Net asset value, end of period	$9.88	$10.01
Total ReturnD	1.11%	1.86%
Ratios to Average Net AssetsE,F
Expenses before reductions	.26%	.26%G
Expenses net of fee waivers, if any	.26%	.26%G
Expenses net of all reductions	.26%	.26%G
Net investment income (loss)	2.01%	2.33%G
Supplemental Data
Net assets, end of period (000 omitted)	$107	$102
Portfolio turnover rateF	64%	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.159 and distributions from net realized gain of $.095 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Treasury Bill Index Fund	12.3
Fidelity Series Government Bond Index Fund	10.1
Fidelity Series Investment Grade Bond Fund	9.9
Fidelity Series Inflation-Protected Bond Index Fund	9.5
Fidelity Series Investment Grade Securitized Fund	6.9
Fidelity Series Corporate Bond Fund	6.6
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series Large Cap Value Index Fund	3.9
Fidelity Series Short-Term Credit Fund	3.5
Fidelity Series Government Money Market Fund 0.4%	3.5
71.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	16.4%
International Equity Funds	17.0%
Bond Funds	47.3%
Short-Term Funds	19.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2010 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 16.4%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	122,773	$1,583,767
Fidelity Series Commodity Strategy Fund (a)	539,914	1,970,686
Fidelity Series Large Cap Growth Index Fund (a)	116,599	1,170,649
Fidelity Series Large Cap Stock Fund (a)	101,285	1,214,409
Fidelity Series Large Cap Value Index Fund (a)	235,935	2,267,339
Fidelity Series Small Cap Opportunities Fund (a)	58,767	596,490
Fidelity Series Value Discovery Fund (a)	70,719	702,241
TOTAL DOMESTIC EQUITY FUNDS
(Cost $11,344,450)		9,505,581

International Equity Funds - 17.0%
Fidelity Series Canada Fund (a)	64,253	532,654
Fidelity Series Emerging Markets Fund (a)	47,050	333,113
Fidelity Series Emerging Markets Opportunities Fund (a)	210,571	3,278,590
Fidelity Series International Growth Fund (a)	111,439	1,613,636
Fidelity Series International Index Fund (a)	70,424	577,479
Fidelity Series International Small Cap Fund (a)	35,541	475,189
Fidelity Series International Value Fund (a)	215,514	1,538,771
Fidelity Series Overseas Fund (a)	174,693	1,511,094
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $11,693,786)		9,860,526

Bond Funds - 47.3%
Fidelity Series Corporate Bond Fund (a)	374,329	3,803,180
Fidelity Series Emerging Markets Debt Fund (a)	45,162	364,007
Fidelity Series Floating Rate High Income Fund (a)	9,972	80,173
Fidelity Series Government Bond Index Fund (a)	521,760	5,890,670
Fidelity Series High Income Fund (a)	49,216	405,538
Fidelity Series Inflation-Protected Bond Index Fund (a)	547,893	5,522,760
Fidelity Series Investment Grade Bond Fund (a)	499,949	5,764,412
Fidelity Series Investment Grade Securitized Fund (a)	379,838	4,003,490
Fidelity Series Long-Term Treasury Bond Index Fund (a)	134,655	1,439,458
Fidelity Series Real Estate Income Fund (a)	26,078	219,579
TOTAL BOND FUNDS
(Cost $26,582,856)		27,493,267

Short-Term Funds - 19.3%
Fidelity Cash Central Fund 0.29% (b)	49	49
Fidelity Series Government Money Market Fund 0.4% (a)(c)	2,009,286	2,009,286
Fidelity Series Short-Term Credit Fund (a)	208,999	2,064,907
Fidelity Series Treasury Bill Index Fund (a)	711,364	7,142,092
TOTAL SHORT-TERM FUNDS
(Cost $11,214,204)		11,216,334
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $60,835,296)		58,075,708
NET OTHER ASSETS (LIABILITIES) - 0.0%		(473)
NET ASSETS - 100%		$58,075,235

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$110,318	$2,955,546	$1,310,536	$186,132	$(23,892)	$(147,669)	$1,583,767
Fidelity Series Canada Fund	11,003	704,447	39,712	6,692	275	(143,359)	532,654
Fidelity Series Commodity Strategy Fund	62,328	2,961,908	504,341	27,007	(41,921)	(507,288)	1,970,686
Fidelity Series Corporate Bond Fund	168,370	4,696,326	990,360	132,623	(18,915)	(52,241)	3,803,180
Fidelity Series Emerging Markets Debt Fund	18,543	518,248	109,380	19,754	(2,585)	(60,819)	364,007
Fidelity Series Emerging Markets Fund	14,121	508,058	71,704	8,968	(6,605)	(110,757)	333,113
Fidelity Series Emerging Markets Opportunities Fund	127,972	4,533,424	734,729	89,904	(30,303)	(617,774)	3,278,590
Fidelity Series Floating Rate High Income Fund	3,929	104,547	15,579	4,334	(547)	(12,177)	80,173
Fidelity Series Government Bond Index Fund	231,155	6,671,799	1,533,634	116,077	12,214	509,136	5,890,670
Fidelity Series Government Money Market Fund 0.4%	79,094	3,348,968	1,418,776	30,895	--	--	2,009,286
Fidelity Series High Income Fund	28,548	525,346	87,139	24,361	(2,683)	(58,534)	405,538
Fidelity Series Inflation-Protected Bond Index Fund	248,837	6,756,565	1,605,486	77,027	(307)	123,151	5,522,760
Fidelity Series International Growth Fund	92,485	2,544,393	919,430	71,613	1,853	(105,665)	1,613,636
Fidelity Series International Index Fund	24,205	818,908	133,843	12,822	(10,525)	(121,266)	577,479
Fidelity Series International Small Cap Fund	24,137	691,711	149,633	25,167	(4,966)	(86,060)	475,189
Fidelity Series International Value Fund	91,246	2,574,265	648,898	79,472	(35,820)	(442,022)	1,538,771
Fidelity Series Investment Grade Bond Fund	246,122	6,868,723	1,464,902	149,241	(11,794)	126,263	5,764,412
Fidelity Series Investment Grade Securitized Fund	173,652	4,787,709	1,075,266	127,289	(757)	118,152	4,003,490
Fidelity Series Large Cap Growth Index Fund	86,369	2,136,163	1,060,496	20,961	27,912	(19,299)	1,170,649
Fidelity Series Large Cap Stock Fund	85,985	2,241,339	850,121	96,598	(10,931)	(251,863)	1,214,409
Fidelity Series Large Cap Value Index Fund	161,014	4,295,479	1,525,172	195,849	(51,096)	(612,886)	2,267,339
Fidelity Series Long-Term Treasury Bond Index Fund	133,456	2,736,499	1,785,661	151,863	101,826	253,338	1,439,458
Fidelity Series Overseas Fund	--	1,742,527	--	4,045	--	(231,433)	1,511,094
Fidelity Series Real Estate Income Fund	12,475	329,226	51,970	14,522	(2,446)	(67,706)	219,579
Fidelity Series Short-Term Credit Fund	79,524	2,291,290	277,959	43,331	107	(28,055)	2,064,907
Fidelity Series Small Cap Opportunities Fund	42,953	1,100,019	367,647	43,628	(13,355)	(165,480)	596,490
Fidelity Series Treasury Bill Index Fund	235,082	7,953,833	1,076,568	92,489	152	29,593	7,142,092
Fidelity Series Value Discovery Fund	50,945	1,316,319	479,644	45,369	(9,549)	(175,830)	702,241
	2,643,868	78,713,585	20,288,586	1,898,033	(134,658)	(2,858,550)	58,075,659

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $60,835,247)	58,075,659
Total Investment in Securities (cost $60,835,296)		$58,075,708
Cash		298
Receivable for investments sold		81,661
Receivable for fund shares sold		20,710
Total assets		58,178,377
Liabilities
Payable for investments purchased	$1,746
Payable for fund shares redeemed	86,646
Accrued management fee	14,494
Distribution and service plan fees payable	256
Total liabilities		103,142
Net Assets		$58,075,235
Net Assets consist of:
Paid in capital		$60,681,162
Total accumulated earnings (loss)		(2,605,927)
Net Assets		$58,075,235
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($189,807 ÷ 19,672 shares)(a)		$9.65
Maximum offering price per share (100/94.25 of $9.65)		$10.24
Class M:
Net Asset Value and redemption price per share ($258,720 ÷ 26,855 shares)(a)		$9.63
Maximum offering price per share (100/96.50 of $9.63)		$9.98
Class C:
Net Asset Value and offering price per share ($117,370 ÷ 12,214 shares)(a)		$9.61
Fidelity Freedom Blend 2010 Fund:
Net Asset Value, offering price and redemption price per share ($2,197,272 ÷ 227,712 shares)		$9.65
Class K:
Net Asset Value, offering price and redemption price per share ($6,317,068 ÷ 653,907 shares)		$9.66
Class K6:
Net Asset Value, offering price and redemption price per share ($48,154,767 ÷ 4,977,419 shares)		$9.67
Class I:
Net Asset Value, offering price and redemption price per share ($452,620 ÷ 46,863 shares)		$9.66
Class Z:
Net Asset Value, offering price and redemption price per share ($100,957 ÷ 10,431 shares)		$9.68
Class Z6:
Net Asset Value, offering price and redemption price per share ($286,654 ÷ 29,604 shares)		$9.68

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$1,189,215
Expenses
Management fee	$145,202
Distribution and service plan fees	2,615
Independent trustees' fees and expenses	166
Total expenses		147,983
Net investment income (loss)		1,041,232
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(134,507)
Capital gain distributions from underlying funds:
Affiliated issuers	708,818
Total net realized gain (loss)		574,311
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(2,858,550)
Total change in net unrealized appreciation (depreciation)		(2,858,550)
Net gain (loss)		(2,284,239)
Net increase (decrease) in net assets resulting from operations		$(1,243,007)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	For the period August 31, 2018 (commencement of operations) to March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,041,232	$18,516
Net realized gain (loss)	574,311	(17,746)
Change in net unrealized appreciation (depreciation)	(2,858,550)	98,962
Net increase (decrease) in net assets resulting from operations	(1,243,007)	99,732
Distributions to shareholders	(1,444,075)	(18,577)
Share transactions - net increase (decrease)	58,119,134	2,562,028
Total increase (decrease) in net assets	55,432,052	2,643,183
Net Assets
Beginning of period	2,643,183	–
End of period	$58,075,235	$2,643,183

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2010 Fund Class A

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.93	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.10
Net realized and unrealized gain (loss)	(.22)	.01
Total from investment operations	(.06)	.11
Distributions from net investment income	(.12)	(.11)
Distributions from net realized gain	(.09)	(.08)
Total distributions	(.22)C	(.18)D
Net asset value, end of period	$9.65	$9.93
Total ReturnE,F	(.82)%	1.24%
Ratios to Average Net AssetsG,H
Expenses before reductions	.72%	.72%I
Expenses net of fee waivers, if any	.72%	.72%I
Expenses net of all reductions	.72%	.72%I
Net investment income (loss)	1.60%	1.81%I
Supplemental Data
Net assets, end of period (000 omitted)	$190	$166
Portfolio turnover rateH	42%	98%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.22 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.093 per share.

 D Total distributions of $.18 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.076 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class M

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.09
Net realized and unrealized gain (loss)	(.23)	–C
Total from investment operations	(.09)	.09
Distributions from net investment income	(.11)	(.10)
Distributions from net realized gain	(.09)	(.08)
Total distributions	(.20)	(.17)D
Net asset value, end of period	$9.63	$9.92
Total ReturnE,F	(1.07)%	1.03%
Ratios to Average Net AssetsG,H
Expenses before reductions	.97%	.97%I
Expenses net of fee waivers, if any	.97%	.97%I
Expenses net of all reductions	.97%	.97%I
Net investment income (loss)	1.35%	1.56%I
Supplemental Data
Net assets, end of period (000 omitted)	$259	$126
Portfolio turnover rateH	42%	98%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.076 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class C

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.06
Net realized and unrealized gain (loss)	(.23)	.01
Total from investment operations	(.14)	.07
Distributions from net investment income	(.07)	(.08)
Distributions from net realized gain	(.09)	(.08)
Total distributions	(.17)C	(.15)D
Net asset value, end of period	$9.61	$9.92
Total ReturnE,F	(1.57)%	.81%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.47%	1.47%I
Expenses net of fee waivers, if any	1.47%	1.47%I
Expenses net of all reductions	1.47%	1.47%I
Net investment income (loss)	.85%	1.06%I
Supplemental Data
Net assets, end of period (000 omitted)	$117	$101
Portfolio turnover rateH	42%	98%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.17 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.093 per share.

 D Total distributions of $.15 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.076 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.19	.12
Net realized and unrealized gain (loss)	(.23)	.01
Total from investment operations	(.04)	.13
Distributions from net investment income	(.16)	(.11)
Distributions from net realized gain	(.10)	(.08)
Total distributions	(.25)C	(.19)
Net asset value, end of period	$9.65	$9.94
Total ReturnD	(.56)%	1.37%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%	.47%G
Expenses net of fee waivers, if any	.47%	.47%G
Expenses net of all reductions	.47%	.47%G
Net investment income (loss)	1.85%	2.06%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,197	$148
Portfolio turnover rateF	42%	98%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.097 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class K

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.20	.12
Net realized and unrealized gain (loss)	(.22)	.01
Total from investment operations	(.02)	.13
Distributions from net investment income	(.16)	(.11)
Distributions from net realized gain	(.09)	(.08)
Total distributions	(.26)C	(.19)
Net asset value, end of period	$9.66	$9.94
Total ReturnD	(.43)%	1.38%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%	.37%G
Expenses net of fee waivers, if any	.37%	.37%G
Expenses net of all reductions	.37%	.37%G
Net investment income (loss)	1.95%	2.16%G
Supplemental Data
Net assets, end of period (000 omitted)	$6,317	$101
Portfolio turnover rateF	42%	98%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.26 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.093 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class K6

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.95	$10.00
Income from Investment Operations
Net investment income (loss)B	.21	.13
Net realized and unrealized gain (loss)	(.23)	.01
Total from investment operations	(.02)	.14
Distributions from net investment income	(.16)	(.11)
Distributions from net realized gain	(.10)	(.08)
Total distributions	(.26)	(.19)
Net asset value, end of period	$9.67	$9.95
Total ReturnC	(.44)%	1.52%
Ratios to Average Net AssetsD,E
Expenses before reductions	.27%	.28%F,G
Expenses net of fee waivers, if any	.27%	.28%F,G
Expenses net of all reductions	.27%	.28%F,G
Net investment income (loss)	2.05%	2.26%F
Supplemental Data
Net assets, end of period (000 omitted)	$48,155	$1,697
Portfolio turnover rateE	42%	98%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class I

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.19	.12
Net realized and unrealized gain (loss)	(.22)	–C
Total from investment operations	(.03)	.12
Distributions from net investment income	(.15)	(.11)
Distributions from net realized gain	(.09)	(.08)
Total distributions	(.25)D	(.18)E
Net asset value, end of period	$9.66	$9.94
Total ReturnF	(.53)%	1.35%
Ratios to Average Net AssetsG,H
Expenses before reductions	.47%	.47%I
Expenses net of fee waivers, if any	.47%	.47%I
Expenses net of all reductions	.47%	.47%I
Net investment income (loss)	1.85%	2.06%I
Supplemental Data
Net assets, end of period (000 omitted)	$453	$101
Portfolio turnover rateH	42%	98%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.093 per share.

 E Total distributions of $.18 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.076 per share.

 F Total returns for periods of less than one year are not annualized.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class Z

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.20	.12
Net realized and unrealized gain (loss)	(.22)	.01
Total from investment operations	(.02)	.13
Distributions from net investment income	(.15)	(.11)
Distributions from net realized gain	(.09)	(.08)
Total distributions	(.24)	(.19)
Net asset value, end of period	$9.68	$9.94
Total ReturnC	(.40)%	1.38%
Ratios to Average Net AssetsD,E
Expenses before reductions	.37%	.37%F
Expenses net of fee waivers, if any	.37%	.37%F
Expenses net of all reductions	.37%	.37%F
Net investment income (loss)	1.95%	2.16%F
Supplemental Data
Net assets, end of period (000 omitted)	$101	$101
Portfolio turnover rateE	42%	98%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class Z6

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.95	$10.00
Income from Investment Operations
Net investment income (loss)B	.21	.13
Net realized and unrealized gain (loss)	(.23)	.01
Total from investment operations	(.02)	.14
Distributions from net investment income	(.15)	(.11)
Distributions from net realized gain	(.09)	(.08)
Total distributions	(.25)C	(.19)
Net asset value, end of period	$9.68	$9.95
Total ReturnD	(.43)%	1.52%
Ratios to Average Net AssetsE,F
Expenses before reductions	.27%	.27%G
Expenses net of fee waivers, if any	.27%	.27%G
Expenses net of all reductions	.27%	.27%G
Net investment income (loss)	2.05%	2.26%G
Supplemental Data
Net assets, end of period (000 omitted)	$287	$101
Portfolio turnover rateF	42%	98%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.093 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Treasury Bill Index Fund	9.8
Fidelity Series Government Bond Index Fund	9.0
Fidelity Series Investment Grade Bond Fund	8.8
Fidelity Series Inflation-Protected Bond Index Fund	8.3
Fidelity Series Emerging Markets Opportunities Fund	6.5
Fidelity Series Investment Grade Securitized Fund	6.1
Fidelity Series Corporate Bond Fund	5.8
Fidelity Series Large Cap Value Index Fund	5.5
Fidelity Series Blue Chip Growth Fund	3.9
Fidelity Series International Growth Fund	3.4
67.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	21.9%
International Equity Funds	20.6%
Bond Funds	42.3%
Short-Term Funds	15.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2015 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 21.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	547,988	$7,069,051
Fidelity Series Commodity Strategy Fund (a)	1,695,520	6,188,649
Fidelity Series Large Cap Growth Index Fund (a)	523,518	5,256,125
Fidelity Series Large Cap Stock Fund (a)	454,998	5,455,426
Fidelity Series Large Cap Value Index Fund (a)	1,056,695	10,154,836
Fidelity Series Small Cap Opportunities Fund (a)	265,704	2,696,895
Fidelity Series Value Discovery Fund (a)	318,996	3,167,627
TOTAL DOMESTIC EQUITY FUNDS
(Cost $47,833,539)		39,988,609

International Equity Funds - 20.6%
Fidelity Series Canada Fund (a)	253,887	2,104,725
Fidelity Series Emerging Markets Fund (a)	175,392	1,241,776
Fidelity Series Emerging Markets Opportunities Fund (a)	766,109	11,928,317
Fidelity Series International Growth Fund (a)	434,462	6,291,017
Fidelity Series International Index Fund (a)	278,794	2,286,110
Fidelity Series International Small Cap Fund (a)	138,590	1,852,946
Fidelity Series International Value Fund (a)	840,401	6,000,464
Fidelity Series Overseas Fund (a)	683,487	5,912,166
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $44,626,433)		37,617,521

Bond Funds - 42.3%
Fidelity Series Corporate Bond Fund (a)	1,042,287	10,589,640
Fidelity Series Emerging Markets Debt Fund (a)	141,837	1,143,208
Fidelity Series Floating Rate High Income Fund (a)	31,733	255,132
Fidelity Series Government Bond Index Fund (a)	1,451,830	16,391,161
Fidelity Series High Income Fund (a)	156,900	1,292,857
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,497,228	15,092,061
Fidelity Series Investment Grade Bond Fund (a)	1,385,490	15,974,695
Fidelity Series Investment Grade Securitized Fund (a)	1,057,419	11,145,200
Fidelity Series Long-Term Treasury Bond Index Fund (a)	425,194	4,545,328
Fidelity Series Real Estate Income Fund (a)	83,519	703,230
TOTAL BOND FUNDS
(Cost $74,331,828)		77,132,512

Short-Term Funds - 15.2%
Fidelity Cash Central Fund 0.29% (b)	49	49
Fidelity Series Government Money Market Fund 0.4% (a)(c)	5,029,221	5,029,221
Fidelity Series Short-Term Credit Fund (a)	486,340	4,805,041
Fidelity Series Treasury Bill Index Fund (a)	1,772,656	17,797,466
TOTAL SHORT-TERM FUNDS
(Cost $27,613,693)		27,631,777
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $194,405,493)		182,370,419
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,903)
NET ASSETS - 100%		$182,368,516

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$520,264	$12,311,810	$4,905,678	$902,665	$(56,673)	$(800,672)	$7,069,051
Fidelity Series Canada Fund	47,956	2,750,646	172,181	26,779	474	(522,170)	2,104,725
Fidelity Series Commodity Strategy Fund	224,343	9,209,105	1,476,675	93,630	(109,487)	(1,658,637)	6,188,649
Fidelity Series Corporate Bond Fund	529,736	13,071,359	2,902,009	395,272	(29,761)	(79,685)	10,589,640
Fidelity Series Emerging Markets Debt Fund	66,460	1,587,941	307,302	67,119	(3,904)	(199,987)	1,143,208
Fidelity Series Emerging Markets Fund	57,738	1,833,487	216,720	33,165	(10,119)	(422,610)	1,241,776
Fidelity Series Emerging Markets Opportunities Fund	523,357	15,883,942	2,126,243	332,486	(45,261)	(2,307,478)	11,928,317
Fidelity Series Floating Rate High Income Fund	14,094	326,608	46,012	14,617	(775)	(38,783)	255,132
Fidelity Series Government Bond Index Fund	726,831	18,610,887	4,484,306	346,877	51,311	1,486,438	16,391,161
Fidelity Series Government Money Market Fund 0.4%	218,048	8,531,839	3,720,666	79,848	--	--	5,029,221
Fidelity Series High Income Fund	103,077	1,642,258	263,648	82,300	(3,753)	(185,077)	1,292,857
Fidelity Series Inflation-Protected Bond Index Fund	698,054	17,946,681	3,916,228	215,227	5,644	357,910	15,092,061
Fidelity Series International Growth Fund	404,676	9,649,290	3,427,538	285,579	27,022	(362,433)	6,291,017
Fidelity Series International Index Fund	106,013	3,107,317	422,462	51,316	(16,173)	(488,585)	2,286,110
Fidelity Series International Small Cap Fund	105,521	2,677,721	573,984	100,415	(16,135)	(340,177)	1,852,946
Fidelity Series International Value Fund	397,626	9,813,861	2,362,589	316,912	(67,244)	(1,781,190)	6,000,464
Fidelity Series Investment Grade Bond Fund	774,219	19,107,376	4,313,622	445,346	(9,199)	415,921	15,974,695
Fidelity Series Investment Grade Securitized Fund	546,344	13,386,392	3,143,764	378,664	2,905	353,323	11,145,200
Fidelity Series Large Cap Growth Index Fund	407,232	8,913,009	4,120,105	91,086	132,795	(76,806)	5,256,125
Fidelity Series Large Cap Stock Fund	406,025	9,377,238	3,150,167	446,906	(19,151)	(1,158,519)	5,455,426
Fidelity Series Large Cap Value Index Fund	760,313	17,892,855	5,617,489	846,283	(81,043)	(2,799,800)	10,154,836
Fidelity Series Long-Term Treasury Bond Index Fund	486,619	9,476,581	6,687,653	502,401	466,579	803,202	4,545,328
Fidelity Series Overseas Fund	--	6,809,384	--	16,095	--	(897,218)	5,912,166
Fidelity Series Real Estate Income Fund	44,713	1,028,022	152,856	49,665	(3,382)	(213,267)	703,230
Fidelity Series Short-Term Credit Fund	219,186	5,488,287	845,840	109,871	686	(57,278)	4,805,041
Fidelity Series Small Cap Opportunities Fund	202,824	4,665,844	1,366,659	212,704	(30,571)	(774,543)	2,696,895
Fidelity Series Treasury Bill Index Fund	646,150	19,827,498	2,750,078	237,652	233	73,663	17,797,466
Fidelity Series Value Discovery Fund	240,563	5,527,920	1,795,970	196,771	(18,858)	(786,028)	3,167,627
	$9,477,982	$250,455,158	$65,268,444	$6,877,651	$166,160	$(12,460,486)	$182,370,370

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $194,405,444)	182,370,370
Total Investment in Securities (cost $194,405,493)		$182,370,419
Cash		623
Receivable for investments sold		44,667
Receivable for fund shares sold		116,451
Total assets		182,532,160
Liabilities
Payable for investments purchased	$21
Payable for fund shares redeemed	117,233
Accrued management fee	45,948
Distribution and service plan fees payable	442
Total liabilities		163,644
Net Assets		$182,368,516
Net Assets consist of:
Paid in capital		$193,208,334
Total accumulated earnings (loss)		(10,839,818)
Net Assets		$182,368,516
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($345,783 ÷ 36,653 shares)(a)		$9.43
Maximum offering price per share (100/94.25 of $9.43)		$10.01
Class M:
Net Asset Value and redemption price per share ($106,669 ÷ 11,305 shares)(a)		$9.44
Maximum offering price per share (100/96.50 of $9.44)		$9.78
Class C:
Net Asset Value and offering price per share ($467,384 ÷ 49,800 shares)(a)		$9.39
Fidelity Freedom Blend 2015 Fund:
Net Asset Value, offering price and redemption price per share ($8,439,979 ÷ 894,312 shares)		$9.44
Class K:
Net Asset Value, offering price and redemption price per share ($6,146,729 ÷ 650,332 shares)		$9.45
Class K6:
Net Asset Value, offering price and redemption price per share ($162,503,974 ÷ 17,166,741 shares)		$9.47
Class I:
Net Asset Value, offering price and redemption price per share ($3,591,694 ÷ 380,641 shares)		$9.44
Class Z:
Net Asset Value, offering price and redemption price per share ($99,043 ÷ 10,461 shares)		$9.47
Class Z6:
Net Asset Value, offering price and redemption price per share ($667,261 ÷ 70,502 shares)		$9.46

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$4,002,025
Expenses
Management fee	$498,787
Distribution and service plan fees	3,301
Independent trustees' fees and expenses	572
Total expenses		502,660
Net investment income (loss)		3,499,365
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	166,634
Capital gain distributions from underlying funds:
Affiliated issuers	2,875,626
Total net realized gain (loss)		3,042,260
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(12,460,486)
Total change in net unrealized appreciation (depreciation)		(12,460,486)
Net gain (loss)		(9,418,226)
Net increase (decrease) in net assets resulting from operations		$(5,918,861)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	For the period August 31, 2018 (commencement of operations) to March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,499,365	$36,560
Net realized gain (loss)	3,042,260	(5,740)
Change in net unrealized appreciation (depreciation)	(12,460,486)	425,412
Net increase (decrease) in net assets resulting from operations	(5,918,861)	456,232
Distributions to shareholders	(5,354,235)	(22,954)
Share transactions - net increase (decrease)	184,166,038	9,042,296
Total increase (decrease) in net assets	172,892,942	9,475,574
Net Assets
Beginning of period	9,475,574	–
End of period	$182,368,516	$9,475,574

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2015 Fund Class A

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.91	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.07
Net realized and unrealized gain (loss)	(.37)	–C
Total from investment operations	(.21)	.07
Distributions from net investment income	(.15)	(.09)
Distributions from net realized gain	(.12)	(.07)
Total distributions	(.27)	(.16)
Net asset value, end of period	$9.43	$9.91
Total ReturnD,E	(2.38)%	.85%
Ratios to Average Net AssetsF,G
Expenses before reductions	.73%	.74%H
Expenses net of fee waivers, if any	.73%	.74%H
Expenses net of all reductions	.73%	.74%H
Net investment income (loss)	1.58%	1.24%H
Supplemental Data
Net assets, end of period (000 omitted)	$346	$195
Portfolio turnover rateG	40%	52%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class M

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.90	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.06
Net realized and unrealized gain (loss)	(.36)	–C
Total from investment operations	(.22)	.06
Distributions from net investment income	(.12)	(.09)
Distributions from net realized gain	(.12)	(.07)
Total distributions	(.24)	(.16)
Net asset value, end of period	$9.44	$9.90
Total ReturnD,E	(2.50)%	.67%
Ratios to Average Net AssetsF,G
Expenses before reductions	.98%	.99%H
Expenses net of fee waivers, if any	.98%	.99%H
Expenses net of all reductions	.98%	.99%H
Net investment income (loss)	1.33%	.99%H
Supplemental Data
Net assets, end of period (000 omitted)	$107	$101
Portfolio turnover rateG	40%	52%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class C

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.87	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.03
Net realized and unrealized gain (loss)	(.36)	–C
Total from investment operations	(.28)	.03
Distributions from net investment income	(.08)	(.09)
Distributions from net realized gain	(.12)	(.07)
Total distributions	(.20)	(.16)
Net asset value, end of period	$9.39	$9.87
Total ReturnD,E	(3.04)%	.43%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.48%	1.50%H,I
Expenses net of fee waivers, if any	1.48%	1.50%H,I
Expenses net of all reductions	1.48%	1.50%H,I
Net investment income (loss)	.83%	.48%H
Supplemental Data
Net assets, end of period (000 omitted)	$467	$144
Portfolio turnover rateG	40%	52%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.91	$10.00
Income from Investment Operations
Net investment income (loss)B	.19	.08
Net realized and unrealized gain (loss)	(.37)	.01
Total from investment operations	(.18)	.09
Distributions from net investment income	(.17)	(.11)
Distributions from net realized gain	(.12)	(.07)
Total distributions	(.29)	(.18)
Net asset value, end of period	$9.44	$9.91
Total ReturnC	(2.09)%	1.02%
Ratios to Average Net AssetsD,E
Expenses before reductions	.49%F	.49%G
Expenses net of fee waivers, if any	.49%F	.49%G
Expenses net of all reductions	.49%F	.49%G
Net investment income (loss)	1.83%	1.49%G
Supplemental Data
Net assets, end of period (000 omitted)	$8,440	$468
Portfolio turnover rateE	40%	52%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class K

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.20	.09
Net realized and unrealized gain (loss)	(.37)	–C
Total from investment operations	(.17)	.09
Distributions from net investment income	(.18)	(.11)
Distributions from net realized gain	(.12)	(.07)
Total distributions	(.30)	(.17)D
Net asset value, end of period	$9.45	$9.92
Total ReturnE	(2.03)%	1.07%
Ratios to Average Net AssetsF,G
Expenses before reductions	.38%	.39%H
Expenses net of fee waivers, if any	.38%	.39%H
Expenses net of all reductions	.38%	.39%H
Net investment income (loss)	1.93%	1.59%H
Supplemental Data
Net assets, end of period (000 omitted)	$6,147	$101
Portfolio turnover rateG	40%	52%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.069 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class K6

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.21	.09
Net realized and unrealized gain (loss)	(.37)	.01
Total from investment operations	(.16)	.10
Distributions from net investment income	(.17)	(.11)
Distributions from net realized gain	(.12)	(.07)
Total distributions	(.29)	(.18)
Net asset value, end of period	$9.47	$9.92
Total ReturnC	(1.86)%	1.12%
Ratios to Average Net AssetsD,E
Expenses before reductions	.28%	.30%F,G
Expenses net of fee waivers, if any	.28%	.30%F,G
Expenses net of all reductions	.28%	.30%F,G
Net investment income (loss)	2.03%	1.68%F
Supplemental Data
Net assets, end of period (000 omitted)	$162,504	$8,164
Portfolio turnover rateE	40%	52%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class I

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.19	.08
Net realized and unrealized gain (loss)	(.37)	.01
Total from investment operations	(.18)	.09
Distributions from net investment income	(.18)	(.10)
Distributions from net realized gain	(.12)	(.07)
Total distributions	(.30)	(.17)
Net asset value, end of period	$9.44	$9.92
Total ReturnC	(2.09)%	1.04%
Ratios to Average Net AssetsD,E
Expenses before reductions	.48%	.49%F
Expenses net of fee waivers, if any	.48%	.49%F
Expenses net of all reductions	.48%	.49%F
Net investment income (loss)	1.83%	1.49%F
Supplemental Data
Net assets, end of period (000 omitted)	$3,592	$101
Portfolio turnover rateE	40%	52%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class Z

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.20	.09
Net realized and unrealized gain (loss)	(.37)	–C
Total from investment operations	(.17)	.09
Distributions from net investment income	(.16)	(.11)
Distributions from net realized gain	(.12)	(.07)
Total distributions	(.28)	(.17)D
Net asset value, end of period	$9.47	$9.92
Total ReturnE	(1.99)%	1.07%
Ratios to Average Net AssetsF,G
Expenses before reductions	.38%	.39%H
Expenses net of fee waivers, if any	.38%	.39%H
Expenses net of all reductions	.38%	.39%H
Net investment income (loss)	1.93%	1.59%H
Supplemental Data
Net assets, end of period (000 omitted)	$99	$101
Portfolio turnover rateG	40%	52%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.069 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class Z6

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.21	.10
Net realized and unrealized gain (loss)	(.37)	–C
Total from investment operations	(.16)	.10
Distributions from net investment income	(.18)	(.11)
Distributions from net realized gain	(.12)	(.07)
Total distributions	(.30)	(.18)
Net asset value, end of period	$9.46	$9.92
Total ReturnD	(1.95)%	1.12%
Ratios to Average Net AssetsE,F
Expenses before reductions	.28%	.29%G
Expenses net of fee waivers, if any	.28%	.29%G
Expenses net of all reductions	.28%	.29%G
Net investment income (loss)	2.03%	1.69%G
Supplemental Data
Net assets, end of period (000 omitted)	$667	$101
Portfolio turnover rateF	40%	52%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Government Bond Index Fund	7.9
Fidelity Series Investment Grade Bond Fund	7.7
Fidelity Series Treasury Bill Index Fund	7.5
Fidelity Series Emerging Markets Opportunities Fund	7.3
Fidelity Series Large Cap Value Index Fund	7.1
Fidelity Series Inflation-Protected Bond Index Fund	7.1
Fidelity Series Investment Grade Securitized Fund	5.4
Fidelity Series Corporate Bond Fund	5.1
Fidelity Series Blue Chip Growth Fund	4.9
Fidelity Series International Growth Fund	4.0
64.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	27.0%
International Equity Funds	23.9%
Bond Funds	37.6%
Short-Term Funds	11.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2020 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 27.0%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	2,016,488	$26,012,694
Fidelity Series Commodity Strategy Fund (a)	4,914,721	17,938,733
Fidelity Series Large Cap Growth Index Fund (a)	1,931,150	19,388,748
Fidelity Series Large Cap Stock Fund (a)	1,678,806	20,128,885
Fidelity Series Large Cap Value Index Fund (a)	3,894,022	37,421,552
Fidelity Series Small Cap Opportunities Fund (a)	983,078	9,978,241
Fidelity Series Value Discovery Fund (a)	1,179,112	11,708,583
TOTAL DOMESTIC EQUITY FUNDS
(Cost $170,719,545)		142,577,436

International Equity Funds - 23.9%
Fidelity Series Canada Fund (a)	874,322	7,248,132
Fidelity Series Emerging Markets Fund (a)	577,177	4,086,412
Fidelity Series Emerging Markets Opportunities Fund (a)	2,493,107	38,817,674
Fidelity Series International Growth Fund (a)	1,478,436	21,407,755
Fidelity Series International Index Fund (a)	957,356	7,850,319
Fidelity Series International Small Cap Fund (a)	471,865	6,308,839
Fidelity Series International Value Fund (a)	2,869,731	20,489,878
Fidelity Series Overseas Fund (a)	2,339,769	20,238,998
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $150,210,568)		126,448,007

Bond Funds - 37.6%
Fidelity Series Corporate Bond Fund (a)	2,666,793	27,094,612
Fidelity Series Emerging Markets Debt Fund (a)	411,205	3,314,311
Fidelity Series Floating Rate High Income Fund (a)	93,083	748,391
Fidelity Series Government Bond Index Fund (a)	3,713,228	41,922,340
Fidelity Series High Income Fund (a)	460,826	3,797,208
Fidelity Series Inflation-Protected Bond Index Fund (a)	3,706,912	37,365,671
Fidelity Series Investment Grade Bond Fund (a)	3,526,578	40,661,440
Fidelity Series Investment Grade Securitized Fund (a)	2,705,783	28,518,951
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,237,541	13,229,317
Fidelity Series Real Estate Income Fund (a)	245,191	2,064,509
TOTAL BOND FUNDS
(Cost $191,497,550)		198,716,750

Short-Term Funds - 11.5%
Fidelity Series Government Money Market Fund 0.4% (a)(b)	11,006,228	11,006,228
Fidelity Series Short-Term Credit Fund (a)	1,021,188	10,089,337
Fidelity Series Treasury Bill Index Fund (a)	3,964,560	39,804,187
TOTAL SHORT-TERM FUNDS
(Cost $60,856,506)		60,899,752
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $573,284,169)		528,641,945
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5,743)
NET ASSETS - 100%		$528,636,202

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$1,592,321	$42,958,661	$15,288,973	$3,247,482	$(164,097)	$(3,085,218)	$26,012,694
Fidelity Series Canada Fund	140,253	9,273,075	383,687	92,379	902	(1,782,411)	7,248,132
Fidelity Series Commodity Strategy Fund	571,268	26,696,943	4,060,910	278,598	(379,260)	(4,889,308)	17,938,733
Fidelity Series Corporate Bond Fund	1,182,202	33,872,131	7,684,119	1,034,114	(110,494)	(165,108)	27,094,612
Fidelity Series Emerging Markets Debt Fund	168,522	4,541,163	781,146	199,628	(14,346)	(599,882)	3,314,311
Fidelity Series Emerging Markets Fund	161,941	6,030,818	661,669	108,635	(36,234)	(1,408,444)	4,086,412
Fidelity Series Emerging Markets Opportunities Fund	1,467,329	51,166,116	5,912,503	1,089,162	(257,747)	(7,645,521)	38,817,674
Fidelity Series Floating Rate High Income Fund	36,143	950,719	121,418	43,285	(2,901)	(114,152)	748,391
Fidelity Series Government Bond Index Fund	1,629,215	48,174,873	11,909,742	906,460	173,941	3,854,053	41,922,340
Fidelity Series Government Money Market Fund 0.4%	420,634	20,819,106	10,233,512	173,438	--	--	11,006,228
Fidelity Series High Income Fund	268,041	4,774,563	684,696	244,008	(15,227)	(545,473)	3,797,208
Fidelity Series Inflation-Protected Bond Index Fund	1,308,189	44,899,469	9,657,890	532,769	8,099	807,804	37,365,671
Fidelity Series International Growth Fund	1,183,883	32,614,415	11,203,363	983,738	31,204	(1,218,384)	21,407,755
Fidelity Series International Index Fund	309,955	10,624,811	1,314,204	176,974	(80,363)	(1,689,880)	7,850,319
Fidelity Series International Small Cap Fund	308,451	9,285,621	1,998,726	345,828	(121,418)	(1,165,089)	6,308,839
Fidelity Series International Value Fund	1,162,276	33,156,576	7,380,049	1,091,711	(390,121)	(6,058,804)	20,489,878
Fidelity Series Investment Grade Bond Fund	1,727,776	49,632,271	11,765,806	1,166,905	(39,624)	1,106,823	40,661,440
Fidelity Series Investment Grade Securitized Fund	1,219,272	34,594,882	8,231,499	987,977	12,318	923,978	28,518,951
Fidelity Series Large Cap Growth Index Fund	1,246,354	31,315,623	13,271,697	327,863	384,653	(286,185)	19,388,748
Fidelity Series Large Cap Stock Fund	1,238,767	33,021,297	9,714,477	1,621,629	(47,004)	(4,369,698)	20,128,885
Fidelity Series Large Cap Value Index Fund	2,321,999	63,009,005	17,183,094	3,050,784	(287,692)	(10,438,666)	37,421,552
Fidelity Series Long-Term Treasury Bond Index Fund	1,262,323	29,317,917	21,200,305	1,490,164	1,510,030	2,339,352	13,229,317
Fidelity Series Overseas Fund	--	23,414,977	--	55,399	--	(3,175,979)	20,238,998
Fidelity Series Real Estate Income Fund	113,494	2,996,159	406,364	146,430	(12,748)	(626,032)	2,064,509
Fidelity Series Short-Term Credit Fund	422,871	12,087,002	2,307,378	235,775	4,019	(117,177)	10,089,337
Fidelity Series Small Cap Opportunities Fund	616,858	16,654,072	4,292,938	765,005	(110,833)	(2,888,918)	9,978,241
Fidelity Series Treasury Bill Index Fund	1,235,916	46,062,877	7,653,747	515,001	2,147	156,994	39,804,187
Fidelity Series Value Discovery Fund	732,368	19,447,253	5,469,928	711,447	(69,805)	(2,931,305)	11,708,583
	$24,048,621	$741,392,395	$190,773,840	$21,622,588	$(12,601)	$(46,012,630)	$528,641,945

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $573,284,169)	$528,641,945
Total Investment in Securities (cost $573,284,169)		$528,641,945
Cash		1,460
Receivable for investments sold		141,407
Receivable for fund shares sold		810,780
Total assets		529,595,592
Liabilities
Payable for investments purchased	$719,852
Payable for fund shares redeemed	97,222
Accrued management fee	141,540
Distribution and service plan fees payable	776
Total liabilities		959,390
Net Assets		$528,636,202
Net Assets consist of:
Paid in capital		$570,020,474
Total accumulated earnings (loss)		(41,384,272)
Net Assets		$528,636,202
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,421,689 ÷ 152,929 shares)(a)		$9.30
Maximum offering price per share (100/94.25 of $9.30)		$9.87
Class M:
Net Asset Value and redemption price per share ($266,732 ÷ 28,697 shares)(a)		$9.29
Maximum offering price per share (100/96.50 of $9.29)		$9.63
Class C:
Net Asset Value and offering price per share ($412,623 ÷ 44,548 shares)(a)		$9.26
Fidelity Freedom Blend 2020 Fund:
Net Asset Value, offering price and redemption price per share ($19,124,437 ÷ 2,054,392 shares)		$9.31
Class K:
Net Asset Value, offering price and redemption price per share ($23,420,051 ÷ 2,512,561 shares)		$9.32
Class K6:
Net Asset Value, offering price and redemption price per share ($476,911,151 ÷ 51,064,092 shares)		$9.34
Class I:
Net Asset Value, offering price and redemption price per share ($5,168,724 ÷ 554,911 shares)		$9.31
Class Z:
Net Asset Value, offering price and redemption price per share ($120,965 ÷ 12,950 shares)		$9.34
Class Z6:
Net Asset Value, offering price and redemption price per share ($1,789,830 ÷ 191,700 shares)		$9.34

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$11,910,867
Expenses
Management fee	$1,578,450
Distribution and service plan fees	9,929
Independent trustees' fees and expenses	1,700
Total expenses		1,590,079
Net investment income (loss)		10,320,788
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(11,338)
Capital gain distributions from underlying funds:
Affiliated issuers	9,711,721
Total net realized gain (loss)		9,700,383
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(46,012,630)
Total change in net unrealized appreciation (depreciation)		(46,012,630)
Net gain (loss)		(36,312,247)
Net increase (decrease) in net assets resulting from operations		$(25,991,459)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	For the period August 31, 2018 (commencement of operations) to March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,320,788	$68,811
Net realized gain (loss)	9,700,383	87,950
Change in net unrealized appreciation (depreciation)	(46,012,630)	1,370,406
Net increase (decrease) in net assets resulting from operations	(25,991,459)	1,527,167
Distributions to shareholders	(16,892,690)	(27,290)
Share transactions - net increase (decrease)	547,478,331	22,542,143
Total increase (decrease) in net assets	504,594,182	24,042,020
Net Assets
Beginning of period	24,042,020	–
End of period	$528,636,202	$24,042,020

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2020 Fund Class A

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.05
Net realized and unrealized gain (loss)	(.49)	(.01)C
Total from investment operations	(.33)	.04
Distributions from net investment income	(.15)	(.07)
Distributions from net realized gain	(.14)	(.05)
Total distributions	(.29)	(.12)
Net asset value, end of period	$9.30	$9.92
Total ReturnD,E	(3.65)%	.55%
Ratios to Average Net AssetsF,G
Expenses before reductions	.75%	.77%H,I
Expenses net of fee waivers, if any	.75%	.77%H,I
Expenses net of all reductions	.75%	.77%H,I
Net investment income (loss)	1.57%	.81%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,422	$894
Portfolio turnover rateG	40%	78%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class M

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.03
Net realized and unrealized gain (loss)	(.48)	(.01)C
Total from investment operations	(.35)	.02
Distributions from net investment income	(.14)	(.05)
Distributions from net realized gain	(.14)	(.05)
Total distributions	(.28)	(.10)
Net asset value, end of period	$9.29	$9.92
Total ReturnD,E	(3.91)%	.33%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%	1.00%H
Expenses net of fee waivers, if any	1.00%	1.00%H
Expenses net of all reductions	1.00%	1.00%H
Net investment income (loss)	1.32%	.58%H
Supplemental Data
Net assets, end of period (000 omitted)	$267	$107
Portfolio turnover rateG	40%	78%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class C

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.90	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	–C
Net realized and unrealized gain (loss)	(.49)	–C
Total from investment operations	(.41)	–C
Distributions from net investment income	(.09)	(.05)
Distributions from net realized gain	(.14)	(.05)
Total distributions	(.23)	(.10)
Net asset value, end of period	$9.26	$9.90
Total ReturnD,E	(4.42)%	.08%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.50%	1.52%H,I
Expenses net of fee waivers, if any	1.50%	1.52%H,I
Expenses net of all reductions	1.50%	1.52%H,I
Net investment income (loss)	.82%	.06%H
Supplemental Data
Net assets, end of period (000 omitted)	$413	$385
Portfolio turnover rateG	40%	78%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.18	.06
Net realized and unrealized gain (loss)	(.48)	(.01)C
Total from investment operations	(.30)	.05
Distributions from net investment income	(.17)	(.08)
Distributions from net realized gain	(.14)	(.05)
Total distributions	(.31)	(.13)
Net asset value, end of period	$9.31	$9.92
Total ReturnD	(3.38)%	.63%
Ratios to Average Net AssetsE,F
Expenses before reductions	.51%G	.50%H
Expenses net of fee waivers, if any	.51%G	.50%H
Expenses net of all reductions	.51%G	.50%H
Net investment income (loss)	1.81%	1.08%H
Supplemental Data
Net assets, end of period (000 omitted)	$19,124	$1,168
Portfolio turnover rateF	40%	78%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class K

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.20	.07
Net realized and unrealized gain (loss)	(.49)	(.01)C
Total from investment operations	(.29)	.06
Distributions from net investment income	(.19)	(.07)
Distributions from net realized gain	(.14)	(.05)
Total distributions	(.33)	(.12)
Net asset value, end of period	$9.32	$9.94
Total ReturnD	(3.35)%	.73%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%	.40%G
Expenses net of fee waivers, if any	.40%	.40%G
Expenses net of all reductions	.40%	.40%G
Net investment income (loss)	1.92%	1.18%G
Supplemental Data
Net assets, end of period (000 omitted)	$23,420	$101
Portfolio turnover rateF	40%	78%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class K6

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.21	.07
Net realized and unrealized gain (loss)	(.49)	–C
Total from investment operations	(.28)	.07
Distributions from net investment income	(.18)	(.08)
Distributions from net realized gain	(.14)	(.05)
Total distributions	(.32)	(.13)
Net asset value, end of period	$9.34	$9.94
Total ReturnD	(3.21)%	.77%
Ratios to Average Net AssetsE,F
Expenses before reductions	.30%	.31%G,H
Expenses net of fee waivers, if any	.30%	.31%G,H
Expenses net of all reductions	.30%	.31%G,H
Net investment income (loss)	2.02%	1.27%G
Supplemental Data
Net assets, end of period (000 omitted)	$476,911	$21,065
Portfolio turnover rateF	40%	78%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class I

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.19	.06
Net realized and unrealized gain (loss)	(.50)	–C
Total from investment operations	(.31)	.06
Distributions from net investment income	(.18)	(.07)
Distributions from net realized gain	(.14)	(.05)
Total distributions	(.32)	(.12)
Net asset value, end of period	$9.31	$9.94
Total ReturnD	(3.50)%	.69%
Ratios to Average Net AssetsE,F
Expenses before reductions	.51%G	.50%H
Expenses net of fee waivers, if any	.51%G	.50%H
Expenses net of all reductions	.51%G	.50%H
Net investment income (loss)	1.81%	1.08%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,169	$121
Portfolio turnover rateF	40%	78%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class Z

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.20	.07
Net realized and unrealized gain (loss)	(.50)	(.01)C
Total from investment operations	(.30)	.06
Distributions from net investment income	(.17)	(.07)
Distributions from net realized gain	(.14)	(.05)
Total distributions	(.30)D	(.12)
Net asset value, end of period	$9.34	$9.94
Total ReturnE	(3.35)%	.73%
Ratios to Average Net AssetsF,G
Expenses before reductions	.40%	.40%H
Expenses net of fee waivers, if any	.40%	.40%H
Expenses net of all reductions	.40%	.40%H
Net investment income (loss)	1.92%	1.18%H
Supplemental Data
Net assets, end of period (000 omitted)	$121	$101
Portfolio turnover rateG	40%	78%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.30 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.138 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class Z6

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.20	.07
Net realized and unrealized gain (loss)	(.48)	–C
Total from investment operations	(.28)	.07
Distributions from net investment income	(.18)	(.08)
Distributions from net realized gain	(.14)	(.05)
Total distributions	(.32)	(.13)
Net asset value, end of period	$9.34	$9.94
Total ReturnD	(3.19)%	.77%
Ratios to Average Net AssetsE,F
Expenses before reductions	.31%G	.30%H
Expenses net of fee waivers, if any	.31%G	.30%H
Expenses net of all reductions	.31%G	.30%H
Net investment income (loss)	2.01%	1.28%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,790	$101
Portfolio turnover rateF	40%	78%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	8.3
Fidelity Series Emerging Markets Opportunities Fund	8.0
Fidelity Series Government Bond Index Fund	7.2
Fidelity Series Investment Grade Bond Fund	6.9
Fidelity Series Inflation-Protected Bond Index Fund	6.4
Fidelity Series Blue Chip Growth Fund	5.7
Fidelity Series Treasury Bill Index Fund	5.5
Fidelity Series Investment Grade Securitized Fund	4.9
Fidelity Series Corporate Bond Fund	4.6
Fidelity Series International Growth Fund	4.5
62.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	30.9%
International Equity Funds	26.5%
Bond Funds	34.3%
Short-Term Funds	8.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2025 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 30.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	3,044,721	$39,276,904
Fidelity Series Commodity Strategy Fund (a)	6,356,436	23,200,992
Fidelity Series Large Cap Growth Index Fund (a)	2,920,087	29,317,674
Fidelity Series Large Cap Stock Fund (a)	2,535,668	30,402,665
Fidelity Series Large Cap Value Index Fund (a)	5,880,591	56,512,480
Fidelity Series Small Cap Opportunities Fund (a)	1,485,314	15,075,941
Fidelity Series Value Discovery Fund (a)	1,781,160	17,686,922
TOTAL DOMESTIC EQUITY FUNDS
(Cost $253,260,514)		211,473,578

International Equity Funds - 26.5%
Fidelity Series Canada Fund (a)	1,253,251	10,389,447
Fidelity Series Emerging Markets Fund (a)	807,580	5,717,669
Fidelity Series Emerging Markets Opportunities Fund (a)	3,499,971	54,494,556
Fidelity Series International Growth Fund (a)	2,133,875	30,898,510
Fidelity Series International Index Fund (a)	1,400,817	11,486,700
Fidelity Series International Small Cap Fund (a)	681,411	9,110,460
Fidelity Series International Value Fund (a)	4,165,431	29,741,178
Fidelity Series Overseas Fund (a)	3,371,538	29,163,804
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $215,646,823)		181,002,324

Bond Funds - 34.3%
Fidelity Series Corporate Bond Fund (a)	3,114,457	31,642,886
Fidelity Series Emerging Markets Debt Fund (a)	531,949	4,287,511
Fidelity Series Floating Rate High Income Fund (a)	121,944	980,429
Fidelity Series Government Bond Index Fund (a)	4,333,425	48,924,364
Fidelity Series High Income Fund (a)	603,697	4,974,465
Fidelity Series Inflation-Protected Bond Index Fund (a)	4,307,874	43,423,368
Fidelity Series Investment Grade Bond Fund (a)	4,093,853	47,202,122
Fidelity Series Investment Grade Securitized Fund (a)	3,160,323	33,309,800
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,615,948	17,274,484
Fidelity Series Real Estate Income Fund (a)	321,245	2,704,880
TOTAL BOND FUNDS
(Cost $226,921,755)		234,724,309

Short-Term Funds - 8.3%
Fidelity Cash Central Fund 0.29% (b)	49	49
Fidelity Series Government Money Market Fund 0.4% (a)(c)	11,100,027	11,100,027
Fidelity Series Short-Term Credit Fund (a)	827,111	8,171,855
Fidelity Series Treasury Bill Index Fund (a)	3,718,522	37,333,959
TOTAL SHORT-TERM FUNDS
(Cost $56,572,480)		56,605,890
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $752,401,572)		683,806,101
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,119)
NET ASSETS - 100%		$683,797,982

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$3,350,480	$58,742,430	$17,701,292	$4,631,566	$(321,363)	$(4,793,351)	$39,276,904
Fidelity Series Canada Fund	285,856	13,068,860	320,869	128,976	237	(2,644,637)	10,389,447
Fidelity Series Commodity Strategy Fund	1,042,420	32,669,265	3,727,573	345,136	(488,294)	(6,294,826)	23,200,992
Fidelity Series Corporate Bond Fund	1,846,960	37,667,277	7,325,847	1,132,548	(171,483)	(374,021)	31,642,886
Fidelity Series Emerging Markets Debt Fund	308,801	5,424,858	641,502	247,214	(15,149)	(789,497)	4,287,511
Fidelity Series Emerging Markets Fund	320,929	7,970,696	545,575	147,200	(45,728)	(1,982,653)	5,717,669
Fidelity Series Emerging Markets Opportunities Fund	2,908,667	67,604,268	4,642,609	1,475,749	(302,036)	(11,073,734)	54,494,556
Fidelity Series Floating Rate High Income Fund	66,227	1,153,147	87,097	53,476	(2,914)	(148,934)	980,429
Fidelity Series Government Bond Index Fund	2,542,458	53,365,687	11,476,465	991,646	162,346	4,330,338	48,924,364
Fidelity Series Government Money Market Fund 0.4%	541,049	22,281,386	11,722,408	141,410	--	--	11,100,027
Fidelity Series High Income Fund	506,764	5,791,638	593,830	301,738	(15,327)	(714,780)	4,974,465
Fidelity Series Inflation-Protected Bond Index Fund	1,914,163	49,598,298	8,862,913	589,741	(11,102)	784,922	43,423,368
Fidelity Series International Growth Fund	2,412,440	43,708,552	13,225,113	1,375,662	(164,158)	(1,833,211)	30,898,510
Fidelity Series International Index Fund	631,642	14,446,651	981,205	246,929	(99,741)	(2,510,647)	11,486,700
Fidelity Series International Small Cap Fund	628,628	12,488,450	2,092,190	484,023	(158,873)	(1,755,555)	9,110,460
Fidelity Series International Value Fund	2,365,715	44,534,805	7,813,201	1,526,619	(564,138)	(8,782,003)	29,741,178
Fidelity Series Investment Grade Bond Fund	2,698,664	55,032,468	11,548,328	1,275,824	(94,347)	1,113,665	47,202,122
Fidelity Series Investment Grade Securitized Fund	1,904,845	38,380,251	7,993,433	1,084,675	3,031	1,015,106	33,309,800
Fidelity Series Large Cap Growth Index Fund	2,622,519	43,088,147	16,178,462	469,565	207,282	(421,812)	29,317,674
Fidelity Series Large Cap Stock Fund	2,608,633	45,141,466	10,573,486	2,292,221	(40,707)	(6,733,241)	30,402,665
Fidelity Series Large Cap Value Index Fund	4,888,512	86,416,094	18,445,714	4,396,372	(316,789)	(16,029,623)	56,512,480
Fidelity Series Long-Term Treasury Bond Index Fund	2,517,705	38,372,986	28,930,430	1,879,282	2,273,301	3,040,922	17,274,484
Fidelity Series Overseas Fund	--	33,907,921	--	77,149	--	(4,744,117)	29,163,804
Fidelity Series Real Estate Income Fund	208,057	3,636,389	303,839	180,583	(11,773)	(823,954)	2,704,880
Fidelity Series Short-Term Credit Fund	543,898	10,263,141	2,545,297	188,080	13,043	(102,930)	8,171,855
Fidelity Series Small Cap Opportunities Fund	1,300,048	22,954,101	4,607,307	1,105,134	(134,147)	(4,436,754)	15,075,941
Fidelity Series Treasury Bill Index Fund	1,569,529	43,775,269	8,147,872	418,508	4,740	132,293	37,333,959
Fidelity Series Value Discovery Fund	1,543,092	26,691,756	5,945,195	1,031,361	(127,055)	(4,475,676)	17,686,922
	$44,078,701	$918,176,257	$206,979,052	$28,218,387	$(421,144)	$(71,048,710)	$683,806,052

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $752,401,523)	683,806,052
Total Investment in Securities (cost $752,401,572)		$683,806,101
Cash		1,494
Receivable for investments sold		175,839
Receivable for fund shares sold		735,937
Total assets		684,719,371
Liabilities
Payable for investments purchased	$423,546
Payable for fund shares redeemed	309,393
Accrued management fee	187,346
Distribution and service plan fees payable	1,104
Total liabilities		921,389
Net Assets		$683,797,982
Net Assets consist of:
Paid in capital		$748,810,859
Total accumulated earnings (loss)		(65,012,877)
Net Assets		$683,797,982
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,705,613 ÷ 187,573 shares)(a)		$9.09
Maximum offering price per share (100/94.25 of $9.09)		$9.64
Class M:
Net Asset Value and redemption price per share ($885,653 ÷ 97,016 shares)(a)		$9.13
Maximum offering price per share (100/96.50 of $9.13)		$9.46
Class C:
Net Asset Value and offering price per share ($472,145 ÷ 52,169 shares)(a)		$9.05
Fidelity Freedom Blend 2025 Fund:
Net Asset Value, offering price and redemption price per share ($21,222,748 ÷ 2,332,131 shares)		$9.10
Class K:
Net Asset Value, offering price and redemption price per share ($24,031,104 ÷ 2,637,895 shares)		$9.11
Class K6:
Net Asset Value, offering price and redemption price per share ($623,939,534 ÷ 68,362,205 shares)		$9.13
Class I:
Net Asset Value, offering price and redemption price per share ($7,684,928 ÷ 844,512 shares)		$9.10
Class Z:
Net Asset Value, offering price and redemption price per share ($96,106 ÷ 10,530 shares)		$9.13
Class Z6:
Net Asset Value, offering price and redemption price per share ($3,760,151 ÷ 412,183 shares)		$9.12

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$14,817,873
Expenses
Management fee	$2,015,586
Distribution and service plan fees	9,943
Independent trustees' fees and expenses	2,105
Total expenses		2,027,634
Net investment income (loss)		12,790,239
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(419,798)
Capital gain distributions from underlying funds:
Affiliated issuers	13,400,514
Total net realized gain (loss)		12,980,716
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(71,048,710)
Total change in net unrealized appreciation (depreciation)		(71,048,710)
Net gain (loss)		(58,067,994)
Net increase (decrease) in net assets resulting from operations		$(45,277,755)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	For the period August 31, 2018 (commencement of operations) to March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,790,239	$88,946
Net realized gain (loss)	12,980,716	19,024
Change in net unrealized appreciation (depreciation)	(71,048,710)	2,453,239
Net increase (decrease) in net assets resulting from operations	(45,277,755)	2,561,209
Distributions to shareholders	(22,266,810)	(29,520)
Share transactions - net increase (decrease)	707,275,688	41,535,170
Total increase (decrease) in net assets	639,731,123	44,066,859
Net Assets
Beginning of period	44,066,859	–
End of period	$683,797,982	$44,066,859

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2025 Fund Class A

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.82	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.03
Net realized and unrealized gain (loss)	(.58)	(.02)C
Total from investment operations	(.42)	.01
Distributions from net investment income	(.15)	(.11)
Distributions from net realized gain	(.15)	(.08)
Total distributions	(.31)D	(.19)
Net asset value, end of period	$9.09	$9.82
Total ReturnE,F	(4.73)%	.29%
Ratios to Average Net AssetsG,H
Expenses before reductions	.76%	.76%I
Expenses net of fee waivers, if any	.76%	.76%I
Expenses net of all reductions	.76%	.76%I
Net investment income (loss)	1.56%	.58%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,706	$168
Portfolio turnover rateH	34%	23%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.31 per share is comprised of distributions from net investment income of $.152 and distributions from net realized gain of $.154 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class M

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.82	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.02
Net realized and unrealized gain (loss)	(.58)	(.02)C
Total from investment operations	(.45)	–
Distributions from net investment income	(.08)	(.10)
Distributions from net realized gain	(.15)	(.08)
Total distributions	(.24)D	(.18)
Net asset value, end of period	$9.13	$9.82
Total ReturnE,F	(4.94)%	.16%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.02%I	1.02%I,J
Expenses net of fee waivers, if any	1.02%I	1.02%I,J
Expenses net of all reductions	1.02%I	1.02%I,J
Net investment income (loss)	1.31%	.32%J
Supplemental Data
Net assets, end of period (000 omitted)	$886	$746
Portfolio turnover rateH	34%	23%J

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.24 per share is comprised of distributions from net investment income of $.082 and distributions from net realized gain of $.154 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class C

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.81	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	(.01)
Net realized and unrealized gain (loss)	(.58)	(.02)C
Total from investment operations	(.50)	(.03)
Distributions from net investment income	(.11)	(.09)
Distributions from net realized gain	(.15)	(.08)
Total distributions	(.26)	(.16)D
Net asset value, end of period	$9.05	$9.81
Total ReturnE,F	(5.45)%	(.12)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.51%	1.51%I
Expenses net of fee waivers, if any	1.51%	1.51%I
Expenses net of all reductions	1.51%	1.51%I
Net investment income (loss)	.81%	(.17)%I
Supplemental Data
Net assets, end of period (000 omitted)	$472	$298
Portfolio turnover rateH	34%	23%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.16 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.078 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.82	$10.00
Income from Investment Operations
Net investment income (loss)B	.18	.05
Net realized and unrealized gain (loss)	(.57)	(.03)C
Total from investment operations	(.39)	.02
Distributions from net investment income	(.17)	(.13)
Distributions from net realized gain	(.15)	(.08)
Total distributions	(.33)D	(.20)E
Net asset value, end of period	$9.10	$9.82
Total ReturnF	(4.45)%	.42%
Ratios to Average Net AssetsG,H
Expenses before reductions	.52%I	.52%I,J
Expenses net of fee waivers, if any	.52%I	.52%I,J
Expenses net of all reductions	.52%I	.52%I,J
Net investment income (loss)	1.80%	.83%J
Supplemental Data
Net assets, end of period (000 omitted)	$21,223	$1,621
Portfolio turnover rateH	34%	23%J

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.33 per share is comprised of distributions from net investment income of $.172 and distributions from net realized gain of $.154 per share.

 E Total distributions of $.20 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.078 per share.

 F Total returns for periods of less than one year are not annualized.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class K

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.83	$10.00
Income from Investment Operations
Net investment income (loss)B	.20	.05
Net realized and unrealized gain (loss)	(.58)	(.02)C
Total from investment operations	(.38)	.03
Distributions from net investment income	(.18)	(.12)
Distributions from net realized gain	(.15)	(.08)
Total distributions	(.34)D	(.20)
Net asset value, end of period	$9.11	$9.83
Total ReturnE	(4.34)%	.47%
Ratios to Average Net AssetsF,G
Expenses before reductions	.41%	.41%H
Expenses net of fee waivers, if any	.41%	.41%H
Expenses net of all reductions	.41%	.41%H
Net investment income (loss)	1.91%	.93%H
Supplemental Data
Net assets, end of period (000 omitted)	$24,031	$101
Portfolio turnover rateG	34%	23%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.34 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.154 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class K6

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.84	$10.00
Income from Investment Operations
Net investment income (loss)B	.21	.06
Net realized and unrealized gain (loss)	(.59)	(.02)C
Total from investment operations	(.38)	.04
Distributions from net investment income	(.18)	(.12)
Distributions from net realized gain	(.16)	(.08)
Total distributions	(.33)D	(.20)
Net asset value, end of period	$9.13	$9.84
Total ReturnE	(4.28)%	.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.31%	.32%H,I
Expenses net of fee waivers, if any	.31%	.32%H,I
Expenses net of all reductions	.31%	.32%H,I
Net investment income (loss)	2.01%	1.02%H
Supplemental Data
Net assets, end of period (000 omitted)	$623,940	$40,828
Portfolio turnover rateG	34%	23%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.33 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.157 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class I

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.83	$10.00
Income from Investment Operations
Net investment income (loss)B	.18	.05
Net realized and unrealized gain (loss)	(.57)	(.02)C
Total from investment operations	(.39)	.03
Distributions from net investment income	(.18)	(.12)
Distributions from net realized gain	(.15)	(.08)
Total distributions	(.34)D	(.20)
Net asset value, end of period	$9.10	$9.83
Total ReturnE	(4.46)%	.43%
Ratios to Average Net AssetsF,G
Expenses before reductions	.51%	.51%H
Expenses net of fee waivers, if any	.51%	.51%H
Expenses net of all reductions	.51%	.51%H
Net investment income (loss)	1.81%	.83%H
Supplemental Data
Net assets, end of period (000 omitted)	$7,685	$100
Portfolio turnover rateG	34%	23%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.34 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.154 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class Z

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.83	$10.00
Income from Investment Operations
Net investment income (loss)B	.20	.05
Net realized and unrealized gain (loss)	(.58)	(.02)C
Total from investment operations	(.38)	.03
Distributions from net investment income	(.17)	(.12)
Distributions from net realized gain	(.15)	(.08)
Total distributions	(.32)	(.20)
Net asset value, end of period	$9.13	$9.83
Total ReturnD	(4.30)%	.47%
Ratios to Average Net AssetsE,F
Expenses before reductions	.41%	.41%G
Expenses net of fee waivers, if any	.41%	.41%G
Expenses net of all reductions	.41%	.41%G
Net investment income (loss)	1.91%	.93%G
Supplemental Data
Net assets, end of period (000 omitted)	$96	$101
Portfolio turnover rateF	34%	23%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class Z6

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.84	$10.00
Income from Investment Operations
Net investment income (loss)B	.20	.06
Net realized and unrealized gain (loss)	(.58)	(.02)C
Total from investment operations	(.38)	.04
Distributions from net investment income	(.18)	(.12)
Distributions from net realized gain	(.15)	(.08)
Total distributions	(.34)D	(.20)
Net asset value, end of period	$9.12	$9.84
Total ReturnE	(4.35)%	.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.32%H	.31%I
Expenses net of fee waivers, if any	.32%H	.31%I
Expenses net of all reductions	.32%H	.31%I
Net investment income (loss)	2.01%	1.03%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,760	$104
Portfolio turnover rateG	34%	23%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.34 per share is comprised of distributions from net investment income of $.183 and distributions from net realized gain of $.154 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	9.9
Fidelity Series Emerging Markets Opportunities Fund	8.8
Fidelity Series Blue Chip Growth Fund	6.9
Fidelity Series Government Bond Index Fund	6.1
Fidelity Series Investment Grade Bond Fund	5.8
Fidelity Series Large Cap Stock Fund	5.3
Fidelity Series Inflation-Protected Bond Index Fund	5.3
Fidelity Series International Growth Fund	5.2
Fidelity Series Large Cap Growth Index Fund	5.2
Fidelity Series International Value Fund	5.0
63.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	36.5%
International Equity Funds	30.0%
Bond Funds	29.7%
Short-Term Funds	3.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2030 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 36.5%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	3,599,349	$46,431,602
Fidelity Series Commodity Strategy Fund (a)	6,258,663	22,844,118
Fidelity Series Large Cap Growth Index Fund (a)	3,468,995	34,828,705
Fidelity Series Large Cap Stock Fund (a)	2,990,726	35,858,801
Fidelity Series Large Cap Value Index Fund (a)	6,951,344	66,802,413
Fidelity Series Small Cap Opportunities Fund (a)	1,747,743	17,739,595
Fidelity Series Value Discovery Fund (a)	2,097,283	20,826,021
TOTAL DOMESTIC EQUITY FUNDS
(Cost $294,914,660)		245,331,255

International Equity Funds - 30.0%
Fidelity Series Canada Fund (a)	1,358,824	11,264,649
Fidelity Series Emerging Markets Fund (a)	895,265	6,338,473
Fidelity Series Emerging Markets Opportunities Fund (a)	3,803,012	59,212,903
Fidelity Series International Growth Fund (a)	2,406,032	34,839,346
Fidelity Series International Index Fund (a)	1,617,596	13,264,285
Fidelity Series International Small Cap Fund (a)	785,402	10,500,823
Fidelity Series International Value Fund (a)	4,704,538	33,590,402
Fidelity Series Overseas Fund (a)	3,812,872	32,981,347
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $241,984,247)		201,992,228

Bond Funds - 29.7%
Fidelity Series Corporate Bond Fund (a)	2,602,654	26,442,962
Fidelity Series Emerging Markets Debt Fund (a)	534,055	4,304,484
Fidelity Series Floating Rate High Income Fund (a)	121,490	976,777
Fidelity Series Government Bond Index Fund (a)	3,617,006	40,835,997
Fidelity Series High Income Fund (a)	603,084	4,969,414
Fidelity Series Inflation-Protected Bond Index Fund (a)	3,513,364	35,414,710
Fidelity Series Investment Grade Bond Fund (a)	3,380,872	38,981,456
Fidelity Series Investment Grade Securitized Fund (a)	2,642,540	27,852,376
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,617,485	17,290,919
Fidelity Series Real Estate Income Fund (a)	320,811	2,701,228
TOTAL BOND FUNDS
(Cost $194,009,875)		199,770,323

Short-Term Funds - 3.8%
Fidelity Cash Central Fund 0.29% (b)	1,279	1,280
Fidelity Series Government Money Market Fund 0.4% (a)(c)	6,946,249	6,946,249
Fidelity Series Short-Term Credit Fund (a)	144,899	1,431,604
Fidelity Series Treasury Bill Index Fund (a)	1,728,970	17,358,861
TOTAL SHORT-TERM FUNDS
(Cost $25,718,827)		25,737,994
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $756,627,609)		672,831,800
NET OTHER ASSETS (LIABILITIES) - 0.0%		(9,833)
NET ASSETS - 100%		$672,821,967

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	4
Total	$4

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$2,215,402	$69,080,491	$18,780,273	$5,362,404	$(268,471)	$(5,815,547)	$46,431,602
Fidelity Series Canada Fund	183,055	14,460,493	252,571	145,230	138	(3,126,466)	11,264,649
Fidelity Series Commodity Strategy Fund	539,298	32,198,647	3,223,810	333,588	(487,831)	(6,182,186)	22,844,118
Fidelity Series Corporate Bond Fund	783,911	31,674,823	5,449,107	893,001	(139,659)	(427,006)	26,442,962
Fidelity Series Emerging Markets Debt Fund	167,998	5,354,195	411,865	238,919	(7,973)	(797,871)	4,304,484
Fidelity Series Emerging Markets Fund	197,749	8,764,184	400,426	159,256	(22,582)	(2,200,452)	6,338,473
Fidelity Series Emerging Markets Opportunities Fund	1,791,612	72,890,431	2,915,888	1,596,658	(170,237)	(12,383,015)	59,212,903
Fidelity Series Floating Rate High Income Fund	36,030	1,148,126	58,579	51,322	(1,263)	(147,537)	976,777
Fidelity Series Government Bond Index Fund	1,073,956	44,731,960	8,580,160	780,550	105,485	3,504,756	40,835,997
Fidelity Series Government Money Market Fund 0.4%	99,943	12,264,248	5,417,942	35,796	--	--	6,946,249
Fidelity Series High Income Fund	280,135	5,766,328	358,167	290,455	(6,941)	(711,941)	4,969,414
Fidelity Series Inflation-Protected Bond Index Fund	360,714	38,145,264	3,382,896	403,262	(12,915)	304,543	35,414,710
Fidelity Series International Growth Fund	1,535,541	49,404,916	13,895,514	1,544,252	(55,856)	(2,149,741)	34,839,346
Fidelity Series International Index Fund	403,447	16,383,329	578,877	277,770	(41,124)	(2,902,490)	13,264,285
Fidelity Series International Small Cap Fund	401,884	14,342,046	2,081,308	543,187	(138,438)	(2,023,361)	10,500,823
Fidelity Series International Value Fund	1,517,027	50,066,967	7,556,358	1,713,683	(286,701)	(10,150,533)	33,590,402
Fidelity Series Investment Grade Bond Fund	1,142,086	46,353,001	9,240,753	1,005,120	(93,589)	820,711	38,981,456
Fidelity Series Investment Grade Securitized Fund	808,243	32,166,790	5,935,097	856,175	3,673	808,767	27,852,376
Fidelity Series Large Cap Growth Index Fund	1,735,738	51,365,926	17,894,608	543,270	147,946	(526,297)	34,828,705
Fidelity Series Large Cap Stock Fund	1,722,980	52,629,043	10,480,090	2,651,018	53,892	(8,067,024)	35,858,801
Fidelity Series Large Cap Value Index Fund	3,226,419	101,136,728	18,248,338	5,095,468	(94,058)	(19,218,338)	66,802,413
Fidelity Series Long-Term Treasury Bond Index Fund	1,414,497	39,201,156	28,653,370	1,824,691	2,262,179	3,066,457	17,290,919
Fidelity Series Overseas Fund	--	38,479,470	--	86,585	--	(5,498,123)	32,981,347
Fidelity Series Real Estate Income Fund	113,275	3,621,854	206,195	173,539	(4,510)	(823,196)	2,701,228
Fidelity Series Short-Term Credit Fund	100,451	2,980,689	1,642,110	39,723	12,893	(20,319)	1,431,604
Fidelity Series Small Cap Opportunities Fund	860,698	26,807,075	4,532,835	1,279,798	(79,185)	(5,316,158)	17,739,595
Fidelity Series Treasury Bill Index Fund	262,183	22,099,626	5,045,796	103,551	4,168	38,680	17,358,861
Fidelity Series Value Discovery Fund	1,020,845	31,272,348	6,030,059	1,197,599	(27,520)	(5,409,593)	20,826,021
	$23,995,117	$914,790,154	$181,252,992	$29,225,870	$651,521	$(85,353,280)	$672,830,520

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $1,280)	$1,280
Other affiliated issuers (cost $756,626,329)	672,830,520
Total Investment in Securities (cost $756,627,609)		$672,831,800
Receivable for investments sold		181,331
Receivable for fund shares sold		1,131,430
Distributions receivable from Fidelity Central Funds		4
Total assets		674,144,565
Liabilities
Payable for investments purchased	$905,024
Payable for fund shares redeemed	228,008
Accrued management fee	188,283
Distribution and service plan fees payable	1,283
Total liabilities		1,322,598
Net Assets		$672,821,967
Net Assets consist of:
Paid in capital		$751,608,318
Total accumulated earnings (loss)		(78,786,351)
Net Assets		$672,821,967
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,515,624 ÷ 172,097 shares)(a)		$8.81
Maximum offering price per share (100/94.25 of $8.81)		$9.35
Class M:
Net Asset Value and redemption price per share ($975,958 ÷ 110,971 shares)(a)		$8.79
Maximum offering price per share (100/96.50 of $8.79)		$9.11
Class C:
Net Asset Value and offering price per share ($987,117 ÷ 112,496 shares)(a)		$8.77
Fidelity Freedom Blend 2030 Fund:
Net Asset Value, offering price and redemption price per share ($17,916,769 ÷ 2,031,094 shares)		$8.82
Class K:
Net Asset Value, offering price and redemption price per share ($21,646,479 ÷ 2,451,816 shares)		$8.83
Class K6:
Net Asset Value, offering price and redemption price per share ($615,185,221 ÷ 69,550,716 shares)		$8.85
Class I:
Net Asset Value, offering price and redemption price per share ($10,529,522 ÷ 1,193,505 shares)		$8.82
Class Z:
Net Asset Value, offering price and redemption price per share ($140,734 ÷ 15,910 shares)		$8.85
Class Z6:
Net Asset Value, offering price and redemption price per share ($3,924,543 ÷ 443,661 shares)		$8.85

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$14,401,613
Income from Fidelity Central Funds		4
Total income		14,401,617
Expenses
Management fee	$2,006,888
Distribution and service plan fees	10,323
Independent trustees' fees and expenses	2,023
Total expenses		2,019,234
Net investment income (loss)		12,382,383
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	652,604
Capital gain distributions from underlying funds:
Affiliated issuers	14,824,257
Total net realized gain (loss)		15,476,861
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(85,353,280)
Total change in net unrealized appreciation (depreciation)		(85,353,280)
Net gain (loss)		(69,876,419)
Net increase (decrease) in net assets resulting from operations		$(57,494,036)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	For the period August 31, 2018 (commencement of operations) to March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,382,383	$40,104
Net realized gain (loss)	15,476,861	(6,492)
Change in net unrealized appreciation (depreciation)	(85,353,280)	1,557,471
Net increase (decrease) in net assets resulting from operations	(57,494,036)	1,591,083
Distributions to shareholders	(22,856,187)	(27,211)
Share transactions - net increase (decrease)	729,183,489	22,424,829
Total increase (decrease) in net assets	648,833,266	23,988,701
Net Assets
Beginning of period	23,988,701	–
End of period	$672,821,967	$23,988,701

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2030 Fund Class A

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.68	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.02
Net realized and unrealized gain (loss)	(.70)	(.09)C
Total from investment operations	(.54)	(.07)
Distributions from net investment income	(.16)	(.13)
Distributions from net realized gain	(.17)	(.12)
Total distributions	(.33)	(.25)
Net asset value, end of period	$8.81	$9.68
Total ReturnD,E	(6.09)%	(.45)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.77%	.78%H,I
Expenses net of fee waivers, if any	.77%	.78%H,I
Expenses net of all reductions	.77%	.78%H,I
Net investment income (loss)	1.56%	.39%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,516	$348
Portfolio turnover rateG	31%	29%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class M

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.68	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.01
Net realized and unrealized gain (loss)	(.70)	(.09)C
Total from investment operations	(.57)	(.08)
Distributions from net investment income	(.15)	(.12)
Distributions from net realized gain	(.17)	(.12)
Total distributions	(.32)	(.24)
Net asset value, end of period	$8.79	$9.68
Total ReturnD,E	(6.44)%	(.56)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.02%	1.02%H
Expenses net of fee waivers, if any	1.02%	1.02%H
Expenses net of all reductions	1.02%	1.02%H
Net investment income (loss)	1.32%	.15%H
Supplemental Data
Net assets, end of period (000 omitted)	$976	$170
Portfolio turnover rateG	31%	29%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class C

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.66	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	(.02)
Net realized and unrealized gain (loss)	(.71)	(.08)C
Total from investment operations	(.63)	(.10)
Distributions from net investment income	(.09)	(.12)
Distributions from net realized gain	(.17)	(.12)
Total distributions	(.26)	(.24)
Net asset value, end of period	$8.77	$9.66
Total ReturnD,E	(6.94)%	(.81)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.51%H	1.52%I
Expenses net of fee waivers, if any	1.51%H	1.52%I
Expenses net of all reductions	1.51%H	1.52%I
Net investment income (loss)	.82%	(.35)%I
Supplemental Data
Net assets, end of period (000 omitted)	$987	$259
Portfolio turnover rateG	31%	29%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.69	$10.00
Income from Investment Operations
Net investment income (loss)B	.18	.04
Net realized and unrealized gain (loss)	(.70)	(.09)C
Total from investment operations	(.52)	(.05)
Distributions from net investment income	(.18)	(.14)
Distributions from net realized gain	(.17)	(.12)
Total distributions	(.35)	(.26)
Net asset value, end of period	$8.82	$9.69
Total ReturnD	(5.94)%	(.26)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.53%G	.52%H
Expenses net of fee waivers, if any	.53%G	.52%H
Expenses net of all reductions	.53%G	.52%H
Net investment income (loss)	1.81%	.65%H
Supplemental Data
Net assets, end of period (000 omitted)	$17,917	$762
Portfolio turnover rateF	31%	29%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class K

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.70	$10.00
Income from Investment Operations
Net investment income (loss)B	.20	.04
Net realized and unrealized gain (loss)	(.71)	(.08)C
Total from investment operations	(.51)	(.04)
Distributions from net investment income	(.19)	(.14)
Distributions from net realized gain	(.17)	(.12)
Total distributions	(.36)	(.26)
Net asset value, end of period	$8.83	$9.70
Total ReturnD	(5.86)%	(.15)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.42%	.42%G
Expenses net of fee waivers, if any	.42%	.42%G
Expenses net of all reductions	.42%	.42%G
Net investment income (loss)	1.91%	.75%G
Supplemental Data
Net assets, end of period (000 omitted)	$21,646	$100
Portfolio turnover rateF	31%	29%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class K6

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.70	$10.00
Income from Investment Operations
Net investment income (loss)B	.20	.05
Net realized and unrealized gain (loss)	(.70)	(.09)C
Total from investment operations	(.50)	(.04)
Distributions from net investment income	(.18)	(.14)
Distributions from net realized gain	(.17)	(.12)
Total distributions	(.35)	(.26)
Net asset value, end of period	$8.85	$9.70
Total ReturnD	(5.71)%	(.11)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.32%	.33%G,H
Expenses net of fee waivers, if any	.32%	.33%G,H
Expenses net of all reductions	.32%	.33%G,H
Net investment income (loss)	2.02%	.84%G
Supplemental Data
Net assets, end of period (000 omitted)	$615,185	$21,781
Portfolio turnover rateF	31%	29%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class I

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.69	$10.00
Income from Investment Operations
Net investment income (loss)B	.18	.04
Net realized and unrealized gain (loss)	(.70)	(.10)C
Total from investment operations	(.52)	(.06)
Distributions from net investment income	(.18)	(.14)
Distributions from net realized gain	(.17)	(.12)
Total distributions	(.35)	(.25)D
Net asset value, end of period	$8.82	$9.69
Total ReturnE	(5.92)%	(.29)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.53%H	.52%I
Expenses net of fee waivers, if any	.53%H	.52%I
Expenses net of all reductions	.53%H	.52%I
Net investment income (loss)	1.81%	.65%I
Supplemental Data
Net assets, end of period (000 omitted)	$10,530	$100
Portfolio turnover rateG	31%	29%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.117 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class Z

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.70	$10.00
Income from Investment Operations
Net investment income (loss)B	.19	.04
Net realized and unrealized gain (loss)	(.70)	(.08)C
Total from investment operations	(.51)	(.04)
Distributions from net investment income	(.17)	(.14)
Distributions from net realized gain	(.17)	(.12)
Total distributions	(.34)	(.26)
Net asset value, end of period	$8.85	$9.70
Total ReturnD	(5.83)%	(.15)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.42%	.42%G
Expenses net of fee waivers, if any	.42%	.42%G
Expenses net of all reductions	.42%	.42%G
Net investment income (loss)	1.92%	.75%G
Supplemental Data
Net assets, end of period (000 omitted)	$141	$100
Portfolio turnover rateF	31%	29%G
 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class Z6

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.70	$10.00
Income from Investment Operations
Net investment income (loss)B	.19	.05
Net realized and unrealized gain (loss)	(.69)	(.09)C
Total from investment operations	(.50)	(.04)
Distributions from net investment income	(.18)	(.14)
Distributions from net realized gain	(.17)	(.12)
Total distributions	(.35)	(.26)
Net asset value, end of period	$8.85	$9.70
Total ReturnD	(5.72)%	(.11)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.33%G	.32%H
Expenses net of fee waivers, if any	.33%G	.32%H
Expenses net of all reductions	.33%G	.32%H
Net investment income (loss)	2.01%	.85%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,925	$368
Portfolio turnover rateF	31%	29%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	12.6
Fidelity Series Emerging Markets Opportunities Fund	10.3
Fidelity Series Blue Chip Growth Fund	8.7
Fidelity Series Large Cap Stock Fund	6.8
Fidelity Series Large Cap Growth Index Fund	6.5
Fidelity Series International Growth Fund	6.2
Fidelity Series International Value Fund	6.0
Fidelity Series Overseas Fund	5.9
Fidelity Series Value Discovery Fund	3.9
Fidelity Series Commodity Strategy Fund	3.4
70.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	45.3%
International Equity Funds	35.9%
Bond Funds	15.0%
Short-Term Funds	3.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2035 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 45.3%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	4,155,436	$53,605,125
Fidelity Series Commodity Strategy Fund (a)	5,699,315	20,802,498
Fidelity Series Large Cap Growth Index Fund (a)	3,977,592	39,935,026
Fidelity Series Large Cap Stock Fund (a)	3,459,713	41,481,954
Fidelity Series Large Cap Value Index Fund (a)	8,021,041	77,082,200
Fidelity Series Small Cap Opportunities Fund (a)	2,024,969	20,553,439
Fidelity Series Value Discovery Fund (a)	2,428,561	24,115,610
TOTAL DOMESTIC EQUITY FUNDS
(Cost $334,122,246)		277,575,852

International Equity Funds - 35.9%
Fidelity Series Canada Fund (a)	1,562,867	12,956,167
Fidelity Series Emerging Markets Fund (a)	964,902	6,831,507
Fidelity Series Emerging Markets Opportunities Fund (a)	4,037,172	62,858,766
Fidelity Series International Growth Fund (a)	2,631,880	38,109,618
Fidelity Series International Index Fund (a)	1,802,752	14,782,569
Fidelity Series International Small Cap Fund (a)	850,954	11,377,259
Fidelity Series International Value Fund (a)	5,105,552	36,453,641
Fidelity Series Overseas Fund (a)	4,184,094	36,192,417
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $263,704,307)		219,561,944

Bond Funds - 15.0%
Fidelity Series Corporate Bond Fund (a)	999,150	10,151,361
Fidelity Series Emerging Markets Debt Fund (a)	511,206	4,120,323
Fidelity Series Floating Rate High Income Fund (a)	113,580	913,185
Fidelity Series Government Bond Index Fund (a)	1,404,632	15,858,297
Fidelity Series High Income Fund (a)	564,235	4,649,299
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,353,904	13,647,353
Fidelity Series Investment Grade Bond Fund (a)	1,226,028	14,136,106
Fidelity Series Investment Grade Securitized Fund (a)	1,027,385	10,828,640
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,427,448	15,259,420
Fidelity Series Real Estate Income Fund (a)	300,067	2,526,561
TOTAL BOND FUNDS
(Cost $90,467,979)		92,090,545

Short-Term Funds - 3.8%
Fidelity Cash Central Fund 0.29% (b)	49	49
Fidelity Series Government Money Market Fund 0.4% (a)(c)	5,905,521	5,905,521
Fidelity Series Short-Term Credit Fund (a)	142,325	1,406,173
Fidelity Series Treasury Bill Index Fund (a)	1,606,790	16,132,168
TOTAL SHORT-TERM FUNDS
(Cost $23,428,091)		23,443,911
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $711,722,623)		612,672,252
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,014)
NET ASSETS - 100%		$612,664,238

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$2,811,838	$78,758,641	$20,627,999	$6,338,299	$(306,927)	$(7,030,428)	$53,605,125
Fidelity Series Canada Fund	226,889	16,676,191	268,113	164,429	(714)	(3,678,086)	12,956,167
Fidelity Series Commodity Strategy Fund	579,664	31,088,722	4,615,902	318,307	(811,824)	(5,438,162)	20,802,498
Fidelity Series Corporate Bond Fund	165,558	11,745,216	1,371,649	273,858	(13,996)	(373,768)	10,151,361
Fidelity Series Emerging Markets Debt Fund	175,349	5,047,765	327,269	227,493	(8,675)	(766,847)	4,120,323
Fidelity Series Emerging Markets Fund	233,552	9,505,911	500,136	173,377	(37,309)	(2,370,511)	6,831,507
Fidelity Series Emerging Markets Opportunities Fund	2,118,088	77,553,868	3,186,168	1,738,235	(261,279)	(13,365,743)	62,858,766
Fidelity Series Floating Rate High Income Fund	37,584	1,082,446	67,597	48,523	(1,751)	(137,497)	913,185
Fidelity Series Government Bond Index Fund	229,478	16,558,565	2,059,867	238,261	9,817	1,120,304	15,858,297
Fidelity Series Government Money Market Fund 0.4%	104,467	11,427,037	5,625,983	34,057	--	--	5,905,521
Fidelity Series High Income Fund	290,850	5,431,801	400,848	274,722	(9,801)	(662,703)	4,649,299
Fidelity Series Inflation-Protected Bond Index Fund	75,084	15,533,173	2,013,626	164,957	4,976	47,746	13,647,353
Fidelity Series International Growth Fund	1,896,017	54,660,240	16,065,150	1,751,751	(61,369)	(2,320,120)	38,109,618
Fidelity Series International Index Fund	497,781	18,369,996	770,047	315,068	(83,876)	(3,231,285)	14,782,569
Fidelity Series International Small Cap Fund	496,953	16,243,735	2,946,417	615,835	(300,313)	(2,116,699)	11,377,259
Fidelity Series International Value Fund	1,875,003	54,883,554	8,677,147	1,943,583	(386,838)	(11,240,931)	36,453,641
Fidelity Series Investment Grade Bond Fund	242,753	17,252,209	3,429,418	304,427	(59,528)	130,090	14,136,106
Fidelity Series Investment Grade Securitized Fund	170,816	11,868,002	1,442,483	266,668	(1,846)	234,151	10,828,640
Fidelity Series Large Cap Growth Index Fund	2,202,137	58,507,760	20,263,711	635,861	96,884	(608,044)	39,935,026
Fidelity Series Large Cap Stock Fund	2,190,163	59,489,052	10,713,913	3,116,709	(43,114)	(9,440,234)	41,481,954
Fidelity Series Large Cap Value Index Fund	4,101,247	114,400,933	18,646,335	5,957,967	(263,516)	(22,510,129)	77,082,200
Fidelity Series Long-Term Treasury Bond Index Fund	1,439,204	37,466,007	28,706,509	1,728,667	2,352,233	2,708,485	15,259,420
Fidelity Series Overseas Fund	--	42,494,302	--	98,351	--	(6,301,885)	36,192,417
Fidelity Series Real Estate Income Fund	118,319	3,415,439	232,222	164,779	(6,444)	(768,531)	2,526,561
Fidelity Series Short-Term Credit Fund	104,961	2,917,620	1,608,087	37,946	12,501	(20,822)	1,406,173
Fidelity Series Small Cap Opportunities Fund	1,094,072	30,191,649	4,339,003	1,513,267	(96,944)	(6,296,335)	20,553,439
Fidelity Series Treasury Bill Index Fund	276,660	20,831,519	5,016,014	98,487	4,121	35,882	16,132,168
Fidelity Series Value Discovery Fund	1,297,630	35,549,675	6,317,647	1,400,176	(99,880)	(6,314,168)	24,115,610
	$25,052,117	$858,951,028	$170,239,260	$29,944,060	$(375,412)	$(100,716,270)	$612,672,203

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $711,722,574)	612,672,203
Total Investment in Securities (cost $711,722,623)		$612,672,252
Cash		506
Receivable for investments sold		406,711
Receivable for fund shares sold		734,738
Total assets		613,814,207
Liabilities
Payable for investments purchased	$154
Payable for fund shares redeemed	973,315
Accrued management fee	175,973
Distribution and service plan fees payable	527
Total liabilities		1,149,969
Net Assets		$612,664,238
Net Assets consist of:
Paid in capital		$707,157,980
Total accumulated earnings (loss)		(94,493,742)
Net Assets		$612,664,238
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($790,211 ÷ 93,365 shares)(a)		$8.46
Maximum offering price per share (100/94.25 of $8.46)		$8.98
Class M:
Net Asset Value and redemption price per share ($290,611 ÷ 34,364 shares)(a)		$8.46
Maximum offering price per share (100/96.50 of $8.46)		$8.77
Class C:
Net Asset Value and offering price per share ($273,984 ÷ 32,475 shares)(a)		$8.44
Fidelity Freedom Blend 2035 Fund:
Net Asset Value, offering price and redemption price per share ($14,671,874 ÷ 1,730,321 shares)		$8.48
Class K:
Net Asset Value, offering price and redemption price per share ($15,999,864 ÷ 1,886,171 shares)		$8.48
Class K6:
Net Asset Value, offering price and redemption price per share ($572,454,956 ÷ 67,361,405 shares)		$8.50
Class I:
Net Asset Value, offering price and redemption price per share ($5,807,449 ÷ 685,177 shares)		$8.48
Class Z:
Net Asset Value, offering price and redemption price per share ($227,766 ÷ 26,829 shares)		$8.49
Class Z6:
Net Asset Value, offering price and redemption price per share ($2,147,523 ÷ 252,773 shares)		$8.50

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$13,436,712
Expenses
Management fee	$1,954,120
Distribution and service plan fees	5,749
Independent trustees' fees and expenses	1,927
Total expenses		1,961,796
Net investment income (loss)		11,474,916
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(375,053)
Capital gain distributions from underlying funds:
Affiliated issuers	16,507,348
Total net realized gain (loss)		16,132,295
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(100,716,270)
Total change in net unrealized appreciation (depreciation)		(100,716,270)
Net gain (loss)		(84,583,975)
Net increase (decrease) in net assets resulting from operations		$(73,109,059)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	For the period August 31, 2018 (commencement of operations) to March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,474,916	$24,035
Net realized gain (loss)	16,132,295	2,831
Change in net unrealized appreciation (depreciation)	(100,716,270)	1,665,899
Net increase (decrease) in net assets resulting from operations	(73,109,059)	1,692,765
Distributions to shareholders	(23,043,735)	(33,713)
Share transactions - net increase (decrease)	683,771,373	23,386,607
Total increase (decrease) in net assets	587,618,579	25,045,659
Net Assets
Beginning of period	25,045,659	–
End of period	$612,664,238	$25,045,659

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2035 Fund Class A

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	–C
Net realized and unrealized gain (loss)	(.94)	(.15)D
Total from investment operations	(.79)	(.15)
Distributions from net investment income	(.17)	(.14)
Distributions from net realized gain	(.19)	(.12)
Total distributions	(.35)E	(.25)F
Net asset value, end of period	$8.46	$9.60
Total ReturnG,H	(8.89)%	(1.18)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.78%	.79%K,L
Expenses net of fee waivers, if any	.78%	.79%K,L
Expenses net of all reductions	.78%	.79%K,L
Net investment income (loss)	1.52%	.09%K
Supplemental Data
Net assets, end of period (000 omitted)	$790	$357
Portfolio turnover rateJ	31%	16%K

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total distributions of $.35 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.186 per share.

 F Total distributions of $.25 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.116 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns do not include the effect of the sales charges.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Amounts do not include the activity of Underlying Funds.

 K Annualized

 L On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class M

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.59	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	(.01)
Net realized and unrealized gain (loss)	(.94)	(.15)C
Total from investment operations	(.81)	(.16)
Distributions from net investment income	(.14)	(.13)
Distributions from net realized gain	(.19)	(.12)
Total distributions	(.32)D	(.25)
Net asset value, end of period	$8.46	$9.59
Total ReturnE,F	(9.06)%	(1.30)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.03%	1.03%I
Expenses net of fee waivers, if any	1.03%	1.03%I
Expenses net of all reductions	1.03%	1.03%I
Net investment income (loss)	1.27%	(.16)%I
Supplemental Data
Net assets, end of period (000 omitted)	$291	$177
Portfolio turnover rateH	31%	16%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.32 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.186 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class C

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.59	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	(.04)
Net realized and unrealized gain (loss)	(.94)	(.14)C
Total from investment operations	(.86)	(.18)
Distributions from net investment income	(.10)	(.11)
Distributions from net realized gain	(.19)	(.12)
Total distributions	(.29)	(.23)
Net asset value, end of period	$8.44	$9.59
Total ReturnD,E	(9.54)%	(1.56)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.53%	1.54%H,I
Expenses net of fee waivers, if any	1.53%	1.54%H,I
Expenses net of all reductions	1.53%	1.54%H,I
Net investment income (loss)	.77%	(.67)%H
Supplemental Data
Net assets, end of period (000 omitted)	$274	$207
Portfolio turnover rateG	31%	16%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.61	$10.00
Income from Investment Operations
Net investment income (loss)B	.17	.02
Net realized and unrealized gain (loss)	(.94)	(.15)C
Total from investment operations	(.77)	(.13)
Distributions from net investment income	(.18)	(.15)
Distributions from net realized gain	(.19)	(.12)
Total distributions	(.36)D	(.26)E
Net asset value, end of period	$8.48	$9.61
Total ReturnF	(8.68)%	(.96)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.54%I	.53%J
Expenses net of fee waivers, if any	.54%I	.53%J
Expenses net of all reductions	.54%I	.53%J
Net investment income (loss)	1.76%	.34%J
Supplemental Data
Net assets, end of period (000 omitted)	$14,672	$984
Portfolio turnover rateH	31%	16%J

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.36 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.186 per share.

 E Total distributions of $.26 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.116 per share.

 F Total returns for periods of less than one year are not annualized.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class K

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.61	$10.00
Income from Investment Operations
Net investment income (loss)B	.19	.02
Net realized and unrealized gain (loss)	(.94)	(.15)C
Total from investment operations	(.75)	(.13)
Distributions from net investment income	(.19)	(.15)
Distributions from net realized gain	(.19)	(.12)
Total distributions	(.38)	(.26)D
Net asset value, end of period	$8.48	$9.61
Total ReturnE	(8.56)%	(.97)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.43%	.43%H
Expenses net of fee waivers, if any	.43%	.43%H
Expenses net of all reductions	.43%	.43%H
Net investment income (loss)	1.87%	.44%H
Supplemental Data
Net assets, end of period (000 omitted)	$16,000	$99
Portfolio turnover rateG	31%	16%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.26 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.116 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class K6

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.61	$10.00
Income from Investment Operations
Net investment income (loss)B	.20	.03
Net realized and unrealized gain (loss)	(.94)	(.15)C
Total from investment operations	(.74)	(.12)
Distributions from net investment income	(.18)	(.15)
Distributions from net realized gain	(.19)	(.12)
Total distributions	(.37)	(.27)
Net asset value, end of period	$8.50	$9.61
Total ReturnD	(8.41)%	(.93)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.33%	.34%G,H
Expenses net of fee waivers, if any	.33%	.34%G,H
Expenses net of all reductions	.33%	.34%G,H
Net investment income (loss)	1.97%	.54%G
Supplemental Data
Net assets, end of period (000 omitted)	$572,455	$22,910
Portfolio turnover rateF	31%	16%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class I

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.61	$10.00
Income from Investment Operations
Net investment income (loss)B	.18	.02
Net realized and unrealized gain (loss)	(.94)	(.15)C
Total from investment operations	(.76)	(.13)
Distributions from net investment income	(.19)	(.14)
Distributions from net realized gain	(.19)	(.12)
Total distributions	(.37)D	(.26)
Net asset value, end of period	$8.48	$9.61
Total ReturnE	(8.60)%	(1.01)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.54%H	.53%I
Expenses net of fee waivers, if any	.54%H	.53%I
Expenses net of all reductions	.54%H	.53%I
Net investment income (loss)	1.76%	.34%I
Supplemental Data
Net assets, end of period (000 omitted)	$5,807	$108
Portfolio turnover rateG	31%	16%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.37 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.186 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class Z

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.61	$10.00
Income from Investment Operations
Net investment income (loss)B	.19	.02
Net realized and unrealized gain (loss)	(.94)	(.15)C
Total from investment operations	(.75)	(.13)
Distributions from net investment income	(.18)	(.15)
Distributions from net realized gain	(.19)	(.12)
Total distributions	(.37)	(.26)D
Net asset value, end of period	$8.49	$9.61
Total ReturnE	(8.52)%	(.97)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.43%	.43%H
Expenses net of fee waivers, if any	.43%	.43%H
Expenses net of all reductions	.43%	.43%H
Net investment income (loss)	1.87%	.44%H
Supplemental Data
Net assets, end of period (000 omitted)	$228	$103
Portfolio turnover rateG	31%	16%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.26 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.116 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class Z6

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.62	$10.00
Income from Investment Operations
Net investment income (loss)B	.18	.03
Net realized and unrealized gain (loss)	(.93)	(.14)C
Total from investment operations	(.75)	(.11)
Distributions from net investment income	(.19)	(.15)
Distributions from net realized gain	(.19)	(.12)
Total distributions	(.37)D	(.27)
Net asset value, end of period	$8.50	$9.62
Total ReturnE	(8.48)%	(.83)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.34%H	.33%I
Expenses net of fee waivers, if any	.34%H	.33%I
Expenses net of all reductions	.34%H	.33%I
Net investment income (loss)	1.96%	.54%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,148	$99
Portfolio turnover rateG	31%	16%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.37 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.186 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.0
Fidelity Series Emerging Markets Opportunities Fund	11.1
Fidelity Series Blue Chip Growth Fund	9.7
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	7.3
Fidelity Series International Growth Fund	6.8
Fidelity Series International Value Fund	6.5
Fidelity Series Overseas Fund	6.5
Fidelity Series Value Discovery Fund	4.4
Fidelity Series Small Cap Opportunities Fund	3.7
77.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	50.1%
International Equity Funds	39.1%
Bond Funds	7.0%
Short-Term Funds	3.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2040 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 50.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	4,131,438	$53,295,544
Fidelity Series Commodity Strategy Fund (a)	5,096,619	18,602,659
Fidelity Series Large Cap Growth Index Fund (a)	3,962,777	39,786,276
Fidelity Series Large Cap Stock Fund (a)	3,453,223	41,404,147
Fidelity Series Large Cap Value Index Fund (a)	7,981,616	76,703,329
Fidelity Series Small Cap Opportunities Fund (a)	2,021,558	20,518,813
Fidelity Series Value Discovery Fund (a)	2,423,341	24,063,777
TOTAL DOMESTIC EQUITY FUNDS
(Cost $330,643,990)		274,374,545

International Equity Funds - 39.1%
Fidelity Series Canada Fund (a)	1,539,859	12,765,429
Fidelity Series Emerging Markets Fund (a)	933,945	6,612,327
Fidelity Series Emerging Markets Opportunities Fund (a)	3,909,506	60,871,006
Fidelity Series International Growth Fund (a)	2,560,527	37,076,431
Fidelity Series International Index Fund (a)	1,776,672	14,568,713
Fidelity Series International Small Cap Fund (a)	826,339	11,048,153
Fidelity Series International Value Fund (a)	4,992,674	35,647,691
Fidelity Series Overseas Fund (a)	4,102,268	35,484,619
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $257,422,146)		214,074,369

Bond Funds - 7.0%
Fidelity Series Corporate Bond Fund (a)	16,222	164,811
Fidelity Series Emerging Markets Debt Fund (a)	463,442	3,735,342
Fidelity Series Floating Rate High Income Fund (a)	103,114	829,033
Fidelity Series Government Bond Index Fund (a)	22,250	251,199
Fidelity Series High Income Fund (a)	510,452	4,206,121
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,240,612	12,505,366
Fidelity Series Investment Grade Bond Fund (a)	21,554	248,523
Fidelity Series Investment Grade Securitized Fund (a)	16,338	172,200
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,310,867	14,013,171
Fidelity Series Real Estate Income Fund (a)	272,263	2,292,455
TOTAL BOND FUNDS
(Cost $37,984,021)		38,418,221

Short-Term Funds - 3.8%
Fidelity Cash Central Fund 0.29% (b)	49	49
Fidelity Series Government Money Market Fund 0.4% (a)(c)	5,078,540	5,078,540
Fidelity Series Short-Term Credit Fund (a)	133,802	1,321,969
Fidelity Series Treasury Bill Index Fund (a)	1,451,575	14,573,808
TOTAL SHORT-TERM FUNDS
(Cost $20,962,036)		20,974,366
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $647,012,193)		547,841,501
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,709)
NET ASSETS - 100%		$547,833,792

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$1,998,090	$76,570,449	$18,031,799	$6,150,554	$(251,641)	$(6,989,555)	$53,295,544
Fidelity Series Canada Fund	159,217	16,499,404	239,114	160,232	(516)	(3,653,562)	12,765,429
Fidelity Series Commodity Strategy Fund	415,759	27,754,738	3,928,569	287,306	(692,209)	(4,947,060)	18,602,659
Fidelity Series Corporate Bond Fund	30,666	1,147,609	1,057,237	16,542	54,920	(11,147)	164,811
Fidelity Series Emerging Markets Debt Fund	110,026	4,624,292	296,148	205,157	(6,144)	(696,684)	3,735,342
Fidelity Series Emerging Markets Fund	162,633	9,194,002	434,128	166,428	(28,168)	(2,282,012)	6,612,327
Fidelity Series Emerging Markets Opportunities Fund	1,473,485	75,229,728	2,632,291	1,668,556	(200,105)	(12,999,811)	60,871,006
Fidelity Series Floating Rate High Income Fund	24,892	990,512	60,361	43,768	(1,200)	(124,810)	829,033
Fidelity Series Government Bond Index Fund	42,493	1,702,201	1,559,342	13,622	60,608	5,239	251,199
Fidelity Series Government Money Market Fund 0.4%	43,149	9,920,726	4,885,336	23,922	--	1	5,078,540
Fidelity Series High Income Fund	190,074	4,963,758	339,053	247,682	(8,527)	(600,131)	4,206,121
Fidelity Series Inflation-Protected Bond Index Fund	50,098	14,037,314	1,605,121	148,520	8,947	14,128	12,505,366
Fidelity Series International Growth Fund	1,337,893	53,290,310	15,195,753	1,707,963	(18,579)	(2,337,440)	37,076,431
Fidelity Series International Index Fund	350,998	18,122,439	649,626	307,028	(61,222)	(3,193,876)	14,568,713
Fidelity Series International Small Cap Fund	350,456	15,959,362	2,907,055	600,282	(318,994)	(2,035,616)	11,048,153
Fidelity Series International Value Fund	1,318,353	53,868,114	8,216,245	1,894,846	(319,289)	(11,003,242)	35,647,691
Fidelity Series Investment Grade Bond Fund	44,963	1,779,052	1,624,717	18,617	55,202	(5,977)	248,523
Fidelity Series Investment Grade Securitized Fund	31,635	1,189,753	1,072,126	14,393	21,670	1,268	172,200
Fidelity Series Large Cap Growth Index Fund	1,563,974	57,106,657	18,278,990	625,881	9,283	(614,648)	39,786,276
Fidelity Series Large Cap Stock Fund	1,559,358	58,540,902	9,244,051	3,048,436	222	(9,452,284)	41,404,147
Fidelity Series Large Cap Value Index Fund	2,920,032	112,068,781	15,533,293	5,872,344	(218,579)	(22,533,612)	76,703,329
Fidelity Series Long-Term Treasury Bond Index Fund	590,091	24,456,122	14,199,045	1,434,548	656,363	2,509,640	14,013,171
Fidelity Series Overseas Fund	--	41,691,417	--	95,901	--	(6,206,798)	35,484,619
Fidelity Series Real Estate Income Fund	78,110	3,125,016	208,186	148,123	(3,866)	(698,619)	2,292,455
Fidelity Series Short-Term Credit Fund	43,158	1,767,466	469,803	28,252	1,311	(20,163)	1,321,969
Fidelity Series Small Cap Opportunities Fund	778,965	29,866,948	3,780,505	1,462,076	(80,727)	(6,265,868)	20,518,813
Fidelity Series Treasury Bill Index Fund	105,090	17,540,845	3,105,612	68,227	1,346	32,139	14,573,808
Fidelity Series Value Discovery Fund	923,901	34,996,029	5,446,774	1,379,587	(100,252)	(6,309,127)	24,063,777
	$16,697,559	$768,003,946	$135,000,280	$27,838,793	$(1,440,146)	$(100,419,627)	$547,841,452

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $647,012,144)	547,841,452
Total Investment in Securities (cost $647,012,193)		$547,841,501
Cash		207
Receivable for investments sold		154,353
Receivable for fund shares sold		720,422
Total assets		548,716,483
Liabilities
Payable for investments purchased	$335,923
Payable for fund shares redeemed	384,254
Accrued management fee	161,948
Distribution and service plan fees payable	566
Total liabilities		882,691
Net Assets		$547,833,792
Net Assets consist of:
Paid in capital		$642,636,885
Total accumulated earnings (loss)		(94,803,093)
Net Assets		$547,833,792
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($694,764 ÷ 83,960 shares)(a)		$8.27
Maximum offering price per share (100/94.25 of $8.27)		$8.77
Class M:
Net Asset Value and redemption price per share ($318,319 ÷ 38,443 shares)(a)		$8.28
Maximum offering price per share (100/96.50 of $8.28)		$8.58
Class C:
Net Asset Value and offering price per share ($356,620 ÷ 43,243 shares)(a)		$8.25
Fidelity Freedom Blend 2040 Fund:
Net Asset Value, offering price and redemption price per share ($15,147,150 ÷ 1,826,477 shares)		$8.29
Class K:
Net Asset Value, offering price and redemption price per share ($15,212,476 ÷ 1,832,587 shares)		$8.30
Class K6:
Net Asset Value, offering price and redemption price per share ($510,438,737 ÷ 61,372,291 shares)		$8.32
Class I:
Net Asset Value, offering price and redemption price per share ($4,049,433 ÷ 488,167 shares)		$8.30
Class Z:
Net Asset Value, offering price and redemption price per share ($88,731 ÷ 10,668 shares)		$8.32
Class Z6:
Net Asset Value, offering price and redemption price per share ($1,527,562 ÷ 183,522 shares)		$8.32

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$11,964,073
Expenses
Management fee	$1,813,936
Distribution and service plan fees	5,218
Independent trustees' fees and expenses	1,737
Total expenses		1,820,891
Net investment income (loss)		10,143,182
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(1,440,088)
Capital gain distributions from underlying funds:
Affiliated issuers	15,874,720
Total net realized gain (loss)		14,434,632
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(100,419,627)
Total change in net unrealized appreciation (depreciation)		(100,419,627)
Net gain (loss)		(85,984,995)
Net increase (decrease) in net assets resulting from operations		$(75,841,813)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	For the period August 31, 2018 (commencement of operations) to March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,143,182	$14,391
Net realized gain (loss)	14,434,632	(17,231)
Change in net unrealized appreciation (depreciation)	(100,419,627)	1,248,935
Net increase (decrease) in net assets resulting from operations	(75,841,813)	1,246,095
Distributions to shareholders	(20,176,064)	(31,311)
Share transactions - net increase (decrease)	627,158,598	15,478,287
Total increase (decrease) in net assets	531,140,721	16,693,071
Net Assets
Beginning of period	16,693,071	–
End of period	$547,833,792	$16,693,071

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2040 Fund Class A

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.55	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	–C
Net realized and unrealized gain (loss)	(1.09)	(.17)D
Total from investment operations	(.94)	(.17)
Distributions from net investment income	(.17)	(.14)
Distributions from net realized gain	(.17)	(.14)
Total distributions	(.34)	(.28)
Net asset value, end of period	$8.27	$9.55
Total ReturnE,F	(10.57)%	(1.39)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.79%	.80%I,J
Expenses net of fee waivers, if any	.79%	.80%I,J
Expenses net of all reductions	.79%	.80%I,J
Net investment income (loss)	1.48%	.01%I
Supplemental Data
Net assets, end of period (000 omitted)	$695	$255
Portfolio turnover rateH	27%	17%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class M

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.55	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	(.01)
Net realized and unrealized gain (loss)	(1.08)	(.18)C
Total from investment operations	(.96)	(.19)
Distributions from net investment income	(.14)	(.12)
Distributions from net realized gain	(.17)	(.14)
Total distributions	(.31)	(.26)
Net asset value, end of period	$8.28	$9.55
Total ReturnD,E	(10.74)%	(1.59)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.04%	1.04%H
Expenses net of fee waivers, if any	1.04%	1.04%H
Expenses net of all reductions	1.04%	1.04%H
Net investment income (loss)	1.23%	(.23)%H
Supplemental Data
Net assets, end of period (000 omitted)	$318	$131
Portfolio turnover rateG	27%	17%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class C

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	(.04)
Net realized and unrealized gain (loss)	(1.07)	(.18)C
Total from investment operations	(1.00)	(.22)
Distributions from net investment income	(.12)	(.11)
Distributions from net realized gain	(.17)	(.14)
Total distributions	(.29)	(.24)D
Net asset value, end of period	$8.25	$9.54
Total ReturnE,F	(11.10)%	(1.88)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.54%	1.55%I,J
Expenses net of fee waivers, if any	1.54%	1.55%I,J
Expenses net of all reductions	1.54%	1.55%I,J
Net investment income (loss)	.73%	(.74)%I
Supplemental Data
Net assets, end of period (000 omitted)	$357	$208
Portfolio turnover rateH	27%	17%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.24 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.136 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.55	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.01
Net realized and unrealized gain (loss)	(1.06)	(.18)C
Total from investment operations	(.90)	(.17)
Distributions from net investment income	(.18)	(.14)
Distributions from net realized gain	(.17)	(.14)
Total distributions	(.36)D	(.28)
Net asset value, end of period	$8.29	$9.55
Total ReturnE	(10.24)%	(1.35)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.55%H	.54%I
Expenses net of fee waivers, if any	.55%H	.54%I
Expenses net of all reductions	.55%H	.54%I
Net investment income (loss)	1.72%	.27%I
Supplemental Data
Net assets, end of period (000 omitted)	$15,147	$590
Portfolio turnover rateG	27%	17%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.36 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.173 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class K

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.18	.02
Net realized and unrealized gain (loss)	(1.08)	(.17)C
Total from investment operations	(.90)	(.15)
Distributions from net investment income	(.19)	(.14)
Distributions from net realized gain	(.17)	(.14)
Total distributions	(.37)D	(.28)
Net asset value, end of period	$8.30	$9.57
Total ReturnE	(10.22)%	(1.19)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.44%	.44%H
Expenses net of fee waivers, if any	.44%	.44%H
Expenses net of all reductions	.44%	.44%H
Net investment income (loss)	1.83%	.37%H
Supplemental Data
Net assets, end of period (000 omitted)	$15,212	$99
Portfolio turnover rateG	27%	17%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.37 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.173 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class K6

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.19	.02
Net realized and unrealized gain (loss)	(1.08)	(.17)C
Total from investment operations	(.89)	(.15)
Distributions from net investment income	(.18)	(.14)
Distributions from net realized gain	(.18)	(.14)
Total distributions	(.36)	(.28)
Net asset value, end of period	$8.32	$9.57
Total ReturnD	(10.07)%	(1.14)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.34%	.35%G,H
Expenses net of fee waivers, if any	.34%	.35%G,H
Expenses net of all reductions	.34%	.35%G,H
Net investment income (loss)	1.93%	.46%G
Supplemental Data
Net assets, end of period (000 omitted)	$510,439	$14,956
Portfolio turnover rateF	27%	17%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class I

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.56	$10.00
Income from Investment Operations
Net investment income (loss)B	.17	.01
Net realized and unrealized gain (loss)	(1.07)	(.18)C
Total from investment operations	(.90)	(.17)
Distributions from net investment income	(.19)	(.14)
Distributions from net realized gain	(.17)	(.14)
Total distributions	(.36)	(.27)D
Net asset value, end of period	$8.30	$9.56
Total ReturnE	(10.17)%	(1.33)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.55%H	.54%I
Expenses net of fee waivers, if any	.55%H	.54%I
Expenses net of all reductions	.55%H	.54%I
Net investment income (loss)	1.73%	.27%I
Supplemental Data
Net assets, end of period (000 omitted)	$4,049	$100
Portfolio turnover rateG	27%	17%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.27 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.136 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class Z

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.18	.02
Net realized and unrealized gain (loss)	(1.08)	(.17)C
Total from investment operations	(.90)	(.15)
Distributions from net investment income	(.17)	(.14)
Distributions from net realized gain	(.17)	(.14)
Total distributions	(.35)D	(.28)
Net asset value, end of period	$8.32	$9.57
Total ReturnE	(10.17)%	(1.19)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.44%	.44%H
Expenses net of fee waivers, if any	.44%	.44%H
Expenses net of all reductions	.44%	.44%H
Net investment income (loss)	1.83%	.37%H
Supplemental Data
Net assets, end of period (000 omitted)	$89	$99
Portfolio turnover rateG	27%	17%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.35 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.173 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class Z6

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.18	.03
Net realized and unrealized gain (loss)	(1.08)	(.18)C
Total from investment operations	(.90)	(.15)
Distributions from net investment income	(.18)	(.14)
Distributions from net realized gain	(.17)	(.14)
Total distributions	(.35)	(.28)
Net asset value, end of period	$8.32	$9.57
Total ReturnD	(10.14)%	(1.14)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%G	.34%H
Expenses net of fee waivers, if any	.35%G	.34%H
Expenses net of all reductions	.35%G	.34%H
Net investment income (loss)	1.92%	.47%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,528	$256
Portfolio turnover rateF	27%	17%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.0
Fidelity Series Emerging Markets Opportunities Fund	11.1
Fidelity Series Blue Chip Growth Fund	9.7
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	7.3
Fidelity Series International Growth Fund	6.8
Fidelity Series International Value Fund	6.5
Fidelity Series Overseas Fund	6.5
Fidelity Series Value Discovery Fund	4.4
Fidelity Series Small Cap Opportunities Fund	3.7
77.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	50.1%
International Equity Funds	39.1%
Bond Funds	7.0%
Short-Term Funds	3.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2045 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 50.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	3,519,267	$45,398,547
Fidelity Series Commodity Strategy Fund (a)	4,341,884	15,847,876
Fidelity Series Large Cap Growth Index Fund (a)	3,375,978	33,894,819
Fidelity Series Large Cap Stock Fund (a)	2,941,409	35,267,491
Fidelity Series Large Cap Value Index Fund (a)	6,799,100	65,339,354
Fidelity Series Small Cap Opportunities Fund (a)	1,722,135	17,479,666
Fidelity Series Value Discovery Fund (a)	2,064,422	20,499,714
TOTAL DOMESTIC EQUITY FUNDS
(Cost $281,691,030)		233,727,467

International Equity Funds - 39.1%
Fidelity Series Canada Fund (a)	1,312,106	10,877,362
Fidelity Series Emerging Markets Fund (a)	795,704	5,633,587
Fidelity Series Emerging Markets Opportunities Fund (a)	3,330,661	51,858,394
Fidelity Series International Growth Fund (a)	2,180,153	31,568,620
Fidelity Series International Index Fund (a)	1,513,129	12,407,656
Fidelity Series International Small Cap Fund (a)	703,126	9,400,796
Fidelity Series International Value Fund (a)	4,249,806	30,343,617
Fidelity Series Overseas Fund (a)	3,500,751	30,281,498
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $219,221,116)		182,371,530

Bond Funds - 7.0%
Fidelity Series Corporate Bond Fund (a)	13,773	139,934
Fidelity Series Emerging Markets Debt Fund (a)	394,900	3,182,890
Fidelity Series Floating Rate High Income Fund (a)	87,837	706,212
Fidelity Series Government Bond Index Fund (a)	18,881	213,162
Fidelity Series High Income Fund (a)	434,817	3,582,891
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,055,989	10,644,373
Fidelity Series Investment Grade Bond Fund (a)	18,311	211,130
Fidelity Series Investment Grade Securitized Fund (a)	13,871	146,201
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,117,049	11,941,249
Fidelity Series Real Estate Income Fund (a)	231,935	1,952,890
TOTAL BOND FUNDS
(Cost $32,344,881)		32,720,932

Short-Term Funds - 3.8%
Fidelity Cash Central Fund 0.29% (b)	49	49
Fidelity Series Government Money Market Fund 0.4% (a)(c)	4,354,063	4,354,063
Fidelity Series Short-Term Credit Fund (a)	112,303	1,109,555
Fidelity Series Treasury Bill Index Fund (a)	1,235,418	12,403,593
TOTAL SHORT-TERM FUNDS
(Cost $17,856,461)		17,867,260
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $551,113,488)		466,687,189
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6,925)
NET ASSETS - 100%		$466,680,264

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$1,199,178	$65,270,733	$14,966,654	$5,191,359	$(226,941)	$(5,877,769)	$45,398,547
Fidelity Series Canada Fund	95,692	14,041,124	166,905	136,293	(536)	(3,092,013)	10,877,362
Fidelity Series Commodity Strategy Fund	249,482	23,602,301	3,221,410	243,241	(588,705)	(4,193,792)	15,847,876
Fidelity Series Corporate Bond Fund	18,407	970,492	885,795	13,922	45,992	(9,162)	139,934
Fidelity Series Emerging Markets Debt Fund	66,074	3,940,135	227,804	173,475	(6,203)	(589,312)	3,182,890
Fidelity Series Emerging Markets Fund	97,619	7,829,920	337,549	141,595	(25,227)	(1,931,176)	5,633,587
Fidelity Series Emerging Markets Opportunities Fund	884,347	64,119,232	1,963,966	1,419,591	(178,052)	(11,003,167)	51,858,394
Fidelity Series Floating Rate High Income Fund	15,020	844,205	46,072	37,002	(1,343)	(105,598)	706,212
Fidelity Series Government Bond Index Fund	25,506	1,438,890	1,306,744	11,462	50,930	4,580	213,162
Fidelity Series Government Money Market Fund 0.4%	24,914	8,457,196	4,128,047	20,212	--	--	4,354,063
Fidelity Series High Income Fund	114,085	4,226,758	241,446	209,366	(7,956)	(508,550)	3,582,891
Fidelity Series Inflation-Protected Bond Index Fund	30,053	11,938,510	1,344,868	126,419	7,446	13,232	10,644,373
Fidelity Series International Growth Fund	802,954	45,371,205	12,589,806	1,453,058	(42,056)	(1,973,677)	31,568,620
Fidelity Series International Index Fund	210,707	15,413,940	455,788	261,157	(56,080)	(2,705,123)	12,407,656
Fidelity Series International Small Cap Fund	210,381	13,571,864	2,381,347	510,597	(280,551)	(1,719,551)	9,400,796
Fidelity Series International Value Fund	791,791	45,857,901	6,697,899	1,611,972	(272,506)	(9,335,670)	30,343,617
Fidelity Series Investment Grade Bond Fund	26,988	1,504,574	1,361,873	15,665	46,224	(4,783)	211,130
Fidelity Series Investment Grade Securitized Fund	18,989	1,006,167	898,281	12,117	18,124	1,202	146,201
Fidelity Series Large Cap Growth Index Fund	938,629	48,675,989	15,200,110	532,101	14,668	(534,357)	33,894,819
Fidelity Series Large Cap Stock Fund	935,872	49,786,399	7,435,589	2,574,001	(19,838)	(7,999,353)	35,267,491
Fidelity Series Large Cap Value Index Fund	1,752,511	95,393,118	12,470,674	4,996,083	(240,163)	(19,095,438)	65,339,354
Fidelity Series Long-Term Treasury Bond Index Fund	354,119	20,945,307	12,040,155	1,217,976	538,865	2,143,113	11,941,249
Fidelity Series Overseas Fund	--	35,534,249	--	81,635	--	(5,252,751)	30,281,498
Fidelity Series Real Estate Income Fund	46,880	2,663,553	160,388	125,338	(5,089)	(592,066)	1,952,890
Fidelity Series Short-Term Credit Fund	24,919	1,490,461	390,151	23,844	1,011	(16,685)	1,109,555
Fidelity Series Small Cap Opportunities Fund	467,510	25,448,851	3,062,133	1,233,738	(79,726)	(5,294,836)	17,479,666
Fidelity Series Treasury Bill Index Fund	64,069	14,920,050	2,608,943	57,658	1,127	27,290	12,403,593
Fidelity Series Value Discovery Fund	554,496	29,792,628	4,401,364	1,173,667	(101,483)	(5,344,563)	20,499,714
	10,021,192	654,055,752	110,991,761	23,604,544	(1,408,068)	(84,989,975)	466,687,140

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $551,113,439)	466,687,140
Total Investment in Securities (cost $551,113,488)		$466,687,189
Cash		196
Receivable for investments sold		131,027
Receivable for fund shares sold		910,688
Total assets		467,729,100
Liabilities
Payable for investments purchased	$666,515
Payable for fund shares redeemed	243,962
Accrued management fee	137,486
Distribution and service plan fees payable	873
Total liabilities		1,048,836
Net Assets		$466,680,264
Net Assets consist of:
Paid in capital		$547,480,072
Total accumulated earnings (loss)		(80,799,808)
Net Assets		$466,680,264
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($835,422 ÷ 100,835 shares)(a)		$8.29
Maximum offering price per share (100/94.25 of $8.29)		$8.80
Class M:
Net Asset Value and redemption price per share ($1,119,574 ÷ 135,341 shares)(a)		$8.27
Maximum offering price per share (100/96.50 of $8.27)		$8.57
Class C:
Net Asset Value and offering price per share ($260,636 ÷ 31,565 shares)(a)		$8.26
Fidelity Freedom Blend 2045 Fund:
Net Asset Value, offering price and redemption price per share ($10,681,973 ÷ 1,287,043 shares)		$8.30
Class K:
Net Asset Value, offering price and redemption price per share ($13,472,516 ÷ 1,622,810 shares)		$8.30
Class K6:
Net Asset Value, offering price and redemption price per share ($435,714,276 ÷ 52,370,576 shares)		$8.32
Class I:
Net Asset Value, offering price and redemption price per share ($3,395,446 ÷ 409,322 shares)		$8.30
Class Z:
Net Asset Value, offering price and redemption price per share ($92,187 ÷ 11,081 shares)		$8.32
Class Z6:
Net Asset Value, offering price and redemption price per share ($1,108,234 ÷ 133,204 shares)		$8.32

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$10,157,314
Expenses
Management fee	$1,533,726
Distribution and service plan fees	5,656
Independent trustees' fees and expenses	1,466
Total expenses		1,540,848
Net investment income (loss)		8,616,466
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(1,408,019)
Capital gain distributions from underlying funds:
Affiliated issuers	13,447,230
Total net realized gain (loss)		12,039,211
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(84,989,975)
Total change in net unrealized appreciation (depreciation)		(84,989,975)
Net gain (loss)		(72,950,764)
Net increase (decrease) in net assets resulting from operations		$(64,334,298)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	For the period August 31, 2018 (commencement of operations) to March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,616,466	$21,701
Net realized gain (loss)	12,039,211	27,615
Change in net unrealized appreciation (depreciation)	(84,989,975)	563,676
Net increase (decrease) in net assets resulting from operations	(64,334,298)	612,992
Distributions to shareholders	(17,037,978)	(39,877)
Share transactions - net increase (decrease)	538,033,978	9,445,447
Total increase (decrease) in net assets	456,661,702	10,018,562
Net Assets
Beginning of period	10,018,562	–
End of period	$466,680,264	$10,018,562

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2045 Fund Class A

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.55	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.03
Net realized and unrealized gain (loss)	(1.07)	(.22)C
Total from investment operations	(.92)	(.19)
Distributions from net investment income	(.17)	(.15)
Distributions from net realized gain	(.17)	(.11)
Total distributions	(.34)	(.26)
Net asset value, end of period	$8.29	$9.55
Total ReturnD,E	(10.38)%	(1.56)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.79%	.79%H
Expenses net of fee waivers, if any	.79%	.79%H
Expenses net of all reductions	.79%	.79%H
Net investment income (loss)	1.49%	.64%H
Supplemental Data
Net assets, end of period (000 omitted)	$835	$253
Portfolio turnover rateG	27%	19%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class M

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.02
Net realized and unrealized gain (loss)	(1.08)	(.22)C
Total from investment operations	(.96)	(.20)
Distributions from net investment income	(.14)	(.15)
Distributions from net realized gain	(.17)	(.11)
Total distributions	(.31)	(.26)
Net asset value, end of period	$8.27	$9.54
Total ReturnD,E	(10.71)%	(1.68)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.05%H	1.04%I
Expenses net of fee waivers, if any	1.05%H	1.04%I
Expenses net of all reductions	1.05%H	1.04%I
Net investment income (loss)	1.23%	.39%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,120	$160
Portfolio turnover rateG	27%	19%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class C

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	(.01)
Net realized and unrealized gain (loss)	(1.08)	(.21)C
Total from investment operations	(1.01)	(.22)
Distributions from net investment income	(.10)	(.13)
Distributions from net realized gain	(.17)	(.11)
Total distributions	(.27)	(.24)
Net asset value, end of period	$8.26	$9.54
Total ReturnD,E	(11.14)%	(1.91)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.54%	1.55%H,I
Expenses net of fee waivers, if any	1.54%	1.55%H,I
Expenses net of all reductions	1.54%	1.55%H,I
Net investment income (loss)	.74%	(.12)%H
Supplemental Data
Net assets, end of period (000 omitted)	$261	$157
Portfolio turnover rateG	27%	19%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.56	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.05
Net realized and unrealized gain (loss)	(1.07)	(.22)C
Total from investment operations	(.91)	(.17)
Distributions from net investment income	(.18)	(.16)
Distributions from net realized gain	(.17)	(.11)
Total distributions	(.35)	(.27)
Net asset value, end of period	$8.30	$9.56
Total ReturnD	(10.29)%	(1.31)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.56%G	.55%G,H
Expenses net of fee waivers, if any	.56%G	.55%G,H
Expenses net of all reductions	.56%G	.55%G,H
Net investment income (loss)	1.72%	.88%H
Supplemental Data
Net assets, end of period (000 omitted)	$10,682	$748
Portfolio turnover rateF	27%	19%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class K

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.56	$10.00
Income from Investment Operations
Net investment income (loss)B	.18	.05
Net realized and unrealized gain (loss)	(1.07)	(.22)C
Total from investment operations	(.89)	(.17)
Distributions from net investment income	(.19)	(.16)
Distributions from net realized gain	(.17)	(.11)
Total distributions	(.37)D	(.27)
Net asset value, end of period	$8.30	$9.56
Total ReturnE	(10.14)%	(1.35)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.44%	.44%H
Expenses net of fee waivers, if any	.44%	.44%H
Expenses net of all reductions	.44%	.44%H
Net investment income (loss)	1.84%	.99%H
Supplemental Data
Net assets, end of period (000 omitted)	$13,473	$99
Portfolio turnover rateG	27%	19%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.37 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.171 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class K6

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.19	.06
Net realized and unrealized gain (loss)	(1.08)	(.22)C
Total from investment operations	(.89)	(.16)
Distributions from net investment income	(.18)	(.16)
Distributions from net realized gain	(.17)	(.11)
Total distributions	(.36)D	(.27)
Net asset value, end of period	$8.32	$9.57
Total ReturnE	(10.10)%	(1.21)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.34%	.35%H,I
Expenses net of fee waivers, if any	.34%	.35%H,I
Expenses net of all reductions	.34%	.35%H,I
Net investment income (loss)	1.94%	1.08%H
Supplemental Data
Net assets, end of period (000 omitted)	$435,714	$8,306
Portfolio turnover rateG	27%	19%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.36 per share is comprised of distributions from net investment income of $.183 and distributions from net realized gain of $.173 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class I

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.56	$10.00
Income from Investment Operations
Net investment income (loss)B	.17	.05
Net realized and unrealized gain (loss)	(1.07)	(.22)C
Total from investment operations	(.90)	(.17)
Distributions from net investment income	(.19)	(.16)
Distributions from net realized gain	(.17)	(.11)
Total distributions	(.36)	(.27)
Net asset value, end of period	$8.30	$9.56
Total ReturnD	(10.18)%	(1.38)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.55%G	.54%H
Expenses net of fee waivers, if any	.55%G	.54%H
Expenses net of all reductions	.55%G	.54%H
Net investment income (loss)	1.74%	.89%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,395	$99
Portfolio turnover rateF	27%	19%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class Z

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.56	$10.00
Income from Investment Operations
Net investment income (loss)B	.18	.05
Net realized and unrealized gain (loss)	(1.08)	(.22)C
Total from investment operations	(.90)	(.17)
Distributions from net investment income	(.17)	(.16)
Distributions from net realized gain	(.17)	(.11)
Total distributions	(.34)	(.27)
Net asset value, end of period	$8.32	$9.56
Total ReturnD	(10.10)%	(1.35)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%	.44%G
Expenses net of fee waivers, if any	.44%	.44%G
Expenses net of all reductions	.44%	.44%G
Net investment income (loss)	1.84%	.99%G
Supplemental Data
Net assets, end of period (000 omitted)	$92	$99
Portfolio turnover rateF	27%	19%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class Z6

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.18	.06
Net realized and unrealized gain (loss)	(1.07)	(.22)C
Total from investment operations	(.89)	(.16)
Distributions from net investment income	(.19)	(.16)
Distributions from net realized gain	(.17)	(.11)
Total distributions	(.36)	(.27)
Net asset value, end of period	$8.32	$9.57
Total ReturnD	(10.10)%	(1.21)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%G	.34%H
Expenses net of fee waivers, if any	.35%G	.34%H
Expenses net of all reductions	.35%G	.34%H
Net investment income (loss)	1.94%	1.09%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,108	$99
Portfolio turnover rateF	27%	19%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.0
Fidelity Series Emerging Markets Opportunities Fund	11.1
Fidelity Series Blue Chip Growth Fund	9.7
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	7.3
Fidelity Series International Growth Fund	6.8
Fidelity Series International Value Fund	6.5
Fidelity Series Overseas Fund	6.5
Fidelity Series Value Discovery Fund	4.4
Fidelity Series Small Cap Opportunities Fund	3.7
77.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	50.1%
International Equity Funds	39.1%
Bond Funds	7.0%
Short-Term Funds	3.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2050 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 50.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	2,779,369	$35,853,859
Fidelity Series Commodity Strategy Fund (a)	3,429,220	12,516,653
Fidelity Series Large Cap Growth Index Fund (a)	2,666,404	26,770,691
Fidelity Series Large Cap Stock Fund (a)	2,322,883	27,851,364
Fidelity Series Large Cap Value Index Fund (a)	5,369,792	51,603,703
Fidelity Series Small Cap Opportunities Fund (a)	1,360,162	13,805,646
Fidelity Series Value Discovery Fund (a)	1,630,510	16,190,967
TOTAL DOMESTIC EQUITY FUNDS
(Cost $221,735,875)		184,592,883

International Equity Funds - 39.1%
Fidelity Series Canada Fund (a)	1,036,516	8,592,715
Fidelity Series Emerging Markets Fund (a)	628,557	4,450,181
Fidelity Series Emerging Markets Opportunities Fund (a)	2,631,047	40,965,399
Fidelity Series International Growth Fund (a)	1,722,278	24,938,580
Fidelity Series International Index Fund (a)	1,197,164	9,816,743
Fidelity Series International Small Cap Fund (a)	555,958	7,433,165
Fidelity Series International Value Fund (a)	3,356,805	23,967,588
Fidelity Series Overseas Fund (a)	2,760,726	23,880,282
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $172,912,806)		144,044,653

Bond Funds - 7.0%
Fidelity Series Corporate Bond Fund (a)	10,824	109,969
Fidelity Series Emerging Markets Debt Fund (a)	310,670	2,504,000
Fidelity Series Floating Rate High Income Fund (a)	69,524	558,973
Fidelity Series Government Bond Index Fund (a)	14,823	167,351
Fidelity Series High Income Fund (a)	343,384	2,829,486
Fidelity Series Inflation-Protected Bond Index Fund (a)	833,185	8,398,507
Fidelity Series Investment Grade Bond Fund (a)	14,398	166,004
Fidelity Series Investment Grade Securitized Fund (a)	10,897	114,859
Fidelity Series Long-Term Treasury Bond Index Fund (a)	882,866	9,437,840
Fidelity Series Real Estate Income Fund (a)	183,180	1,542,372
TOTAL BOND FUNDS
(Cost $25,596,826)		25,829,361

Short-Term Funds - 3.8%
Fidelity Cash Central Fund 0.29% (b)	49	49
Fidelity Series Government Money Market Fund 0.4% (a)(c)	3,379,025	3,379,025
Fidelity Series Short-Term Credit Fund (a)	95,960	948,082
Fidelity Series Treasury Bill Index Fund (a)	974,578	9,784,765
TOTAL SHORT-TERM FUNDS
(Cost $14,107,649)		14,111,921
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $434,353,156)		368,578,818
NET OTHER ASSETS (LIABILITIES) - 0.0%		7,599
NET ASSETS - 100%		$368,586,417

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$1,055,521	$50,221,442	$10,748,538	$3,771,394	$(185,907)	$(4,488,659)	$35,853,859
Fidelity Series Canada Fund	84,153	11,051,378	129,033	102,204	(498)	(2,413,285)	8,592,715
Fidelity Series Commodity Strategy Fund	220,094	18,409,630	2,452,813	178,962	(457,332)	(3,202,926)	12,516,653
Fidelity Series Corporate Bond Fund	16,200	704,577	636,545	10,057	33,099	(7,362)	109,969
Fidelity Series Emerging Markets Debt Fund	57,727	3,080,218	169,755	127,984	(4,273)	(459,917)	2,504,000
Fidelity Series Emerging Markets Fund	85,942	6,125,315	256,169	106,260	(18,523)	(1,486,384)	4,450,181
Fidelity Series Emerging Markets Opportunities Fund	778,683	50,413,502	1,468,716	1,065,322	(125,875)	(8,632,195)	40,965,399
Fidelity Series Floating Rate High Income Fund	13,148	663,702	34,433	27,314	(933)	(82,511)	558,973
Fidelity Series Government Bond Index Fund	22,448	1,044,017	939,000	8,264	36,511	3,375	167,351
Fidelity Series Government Money Market Fund 0.4%	22,152	6,502,774	3,145,901	14,916	--	--	3,379,025
Fidelity Series High Income Fund	100,406	3,321,654	188,814	154,518	(5,755)	(398,005)	2,829,486
Fidelity Series Inflation-Protected Bond Index Fund	26,459	9,370,590	1,005,339	94,953	5,448	1,349	8,398,507
Fidelity Series International Growth Fund	706,766	35,275,963	9,306,635	1,090,584	(61,304)	(1,676,210)	24,938,580
Fidelity Series International Index Fund	185,466	12,114,431	333,473	195,838	(40,107)	(2,109,574)	9,816,743
Fidelity Series International Small Cap Fund	184,820	10,596,021	1,786,724	383,287	(197,772)	(1,363,180)	7,433,165
Fidelity Series International Value Fund	697,133	35,627,396	4,918,517	1,209,913	(197,490)	(7,240,934)	23,967,588
Fidelity Series Investment Grade Bond Fund	23,752	1,093,347	980,339	11,297	33,168	(3,924)	166,004
Fidelity Series Investment Grade Securitized Fund	16,712	730,855	646,555	8,758	12,984	863	114,859
Fidelity Series Large Cap Growth Index Fund	826,189	37,704,782	11,155,177	397,684	(101,995)	(503,108)	26,770,691
Fidelity Series Large Cap Stock Fund	823,755	38,731,632	5,505,344	1,879,764	(30,869)	(6,167,810)	27,851,364
Fidelity Series Large Cap Value Index Fund	1,542,556	74,239,596	9,097,619	3,752,632	(209,376)	(14,871,454)	51,603,703
Fidelity Series Long-Term Treasury Bond Index Fund	311,708	15,952,376	8,794,048	908,478	341,367	1,626,437	9,437,840
Fidelity Series Overseas Fund	--	27,979,228	--	61,218	--	(4,098,946)	23,880,282
Fidelity Series Real Estate Income Fund	41,263	2,092,127	119,396	91,980	(3,384)	(468,238)	1,542,372
Fidelity Series Short-Term Credit Fund	22,157	1,201,449	259,639	17,726	614	(16,499)	948,082
Fidelity Series Small Cap Opportunities Fund	411,502	19,819,732	2,280,955	895,378	(59,216)	(4,085,417)	13,805,646
Fidelity Series Treasury Bill Index Fund	55,928	11,576,580	1,869,142	42,753	801	20,598	9,784,765
Fidelity Series Value Discovery Fund	488,066	23,203,466	3,248,006	882,653	(79,370)	(4,173,189)	16,190,967
	8,820,706	508,847,780	81,476,625	17,492,091	(1,315,987)	(66,297,105)	368,578,769

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $434,353,107)	368,578,769
Total Investment in Securities (cost $434,353,156)		$368,578,818
Cash		146
Receivable for investments sold		102,067
Receivable for fund shares sold		1,020,964
Total assets		369,701,995
Liabilities
Payable for investments purchased	$962,379
Payable for fund shares redeemed	45,469
Accrued management fee	107,138
Distribution and service plan fees payable	592
Total liabilities		1,115,578
Net Assets		$368,586,417
Net Assets consist of:
Paid in capital		$431,822,514
Total accumulated earnings (loss)		(63,236,097)
Net Assets		$368,586,417
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($643,812 ÷ 77,959 shares)(a)		$8.26
Maximum offering price per share (100/94.25 of $8.26)		$8.76
Class M:
Net Asset Value and redemption price per share ($297,861 ÷ 36,140 shares)(a)		$8.24
Maximum offering price per share (100/96.50 of $8.24)		$8.54
Class C:
Net Asset Value and offering price per share ($449,013 ÷ 54,687 shares)(a)		$8.21
Fidelity Freedom Blend 2050 Fund:
Net Asset Value, offering price and redemption price per share ($9,529,814 ÷ 1,153,275 shares)		$8.26
Class K:
Net Asset Value, offering price and redemption price per share ($8,346,444 ÷ 1,009,690 shares)		$8.27
Class K6:
Net Asset Value, offering price and redemption price per share ($344,082,011 ÷ 41,539,150 shares)		$8.28
Class I:
Net Asset Value, offering price and redemption price per share ($3,180,597 ÷ 385,073 shares)		$8.26
Class Z:
Net Asset Value, offering price and redemption price per share ($88,645 ÷ 10,701 shares)		$8.28
Class Z6:
Net Asset Value, offering price and redemption price per share ($1,968,220 ÷ 237,567 shares)		$8.28

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$7,571,898
Expenses
Management fee	$1,133,944
Distribution and service plan fees	5,557
Independent trustees' fees and expenses	1,074
Total expenses		1,140,575
Net investment income (loss)		6,431,323
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(1,315,949)
Capital gain distributions from underlying funds:
Affiliated issuers	9,920,193
Total net realized gain (loss)		8,604,244
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(66,297,105)
Total change in net unrealized appreciation (depreciation)		(66,297,105)
Net gain (loss)		(57,692,861)
Net increase (decrease) in net assets resulting from operations		$(51,261,538)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	For the period August 31, 2018 (commencement of operations) to March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,431,323	$12,692
Net realized gain (loss)	8,604,244	18,850
Change in net unrealized appreciation (depreciation)	(66,297,105)	522,767
Net increase (decrease) in net assets resulting from operations	(51,261,538)	554,309
Distributions to shareholders	(12,506,845)	(28,794)
Share transactions - net increase (decrease)	423,536,446	8,292,839
Total increase (decrease) in net assets	359,768,063	8,818,354
Net Assets
Beginning of period	8,818,354	–
End of period	$368,586,417	$8,818,354

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2050 Fund Class A

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.51	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.02
Net realized and unrealized gain (loss)	(1.08)	(.21)C
Total from investment operations	(.93)	(.19)
Distributions from net investment income	(.16)	(.14)
Distributions from net realized gain	(.16)	(.16)
Total distributions	(.32)	(.30)
Net asset value, end of period	$8.26	$9.51
Total ReturnD,E	(10.48)%	(1.50)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.79%	.79%H
Expenses net of fee waivers, if any	.79%	.79%H
Expenses net of all reductions	.79%	.79%H
Net investment income (loss)	1.51%	.31%H
Supplemental Data
Net assets, end of period (000 omitted)	$644	$239
Portfolio turnover rateG	26%	12%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class M

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.51	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	–C
Net realized and unrealized gain (loss)	(1.08)	(.20)D
Total from investment operations	(.96)	(.20)
Distributions from net investment income	(.14)	(.13)
Distributions from net realized gain	(.16)	(.16)
Total distributions	(.31)E	(.29)
Net asset value, end of period	$8.24	$9.51
Total ReturnF,G	(10.80)%	(1.60)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.04%	1.04%J
Expenses net of fee waivers, if any	1.04%	1.04%J
Expenses net of all reductions	1.04%	1.04%J
Net investment income (loss)	1.26%	.07%J
Supplemental Data
Net assets, end of period (000 omitted)	$298	$99
Portfolio turnover rateI	26%	12%J

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total distributions of $.31 per share is comprised of distributions from net investment income of $.143 and distributions from net realized gain of $.163 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not include the effect of the sales charges.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of Underlying Funds.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class C

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.50	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	(.02)
Net realized and unrealized gain (loss)	(1.08)	(.20)C
Total from investment operations	(1.01)	(.22)
Distributions from net investment income	(.12)	(.12)
Distributions from net realized gain	(.16)	(.16)
Total distributions	(.28)	(.28)
Net asset value, end of period	$8.21	$9.50
Total ReturnD,E	(11.22)%	(1.89)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.54%	1.54%H
Expenses net of fee waivers, if any	1.54%	1.54%H
Expenses net of all reductions	1.54%	1.54%H
Net investment income (loss)	.76%	(.43)%H
Supplemental Data
Net assets, end of period (000 omitted)	$449	$137
Portfolio turnover rateG	26%	12%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.51	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.03
Net realized and unrealized gain (loss)	(1.07)	(.21)C
Total from investment operations	(.91)	(.18)
Distributions from net investment income	(.18)	(.15)
Distributions from net realized gain	(.16)	(.16)
Total distributions	(.34)	(.31)
Net asset value, end of period	$8.26	$9.51
Total ReturnD	(10.29)%	(1.39)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.56%G	.54%H
Expenses net of fee waivers, if any	.56%G	.54%H
Expenses net of all reductions	.56%G	.54%H
Net investment income (loss)	1.75%	.57%H
Supplemental Data
Net assets, end of period (000 omitted)	$9,530	$466
Portfolio turnover rateF	26%	12%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class K

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.19	.04
Net realized and unrealized gain (loss)	(1.09)	(.21)C
Total from investment operations	(.90)	(.17)
Distributions from net investment income	(.19)	(.15)
Distributions from net realized gain	(.16)	(.16)
Total distributions	(.35)	(.31)
Net asset value, end of period	$8.27	$9.52
Total ReturnD	(10.17)%	(1.28)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%	.44%G
Expenses net of fee waivers, if any	.44%	.44%G
Expenses net of all reductions	.44%	.44%G
Net investment income (loss)	1.86%	.67%G
Supplemental Data
Net assets, end of period (000 omitted)	$8,346	$99
Portfolio turnover rateF	26%	12%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class K6

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.19	.04
Net realized and unrealized gain (loss)	(1.08)	(.20)C
Total from investment operations	(.89)	(.16)
Distributions from net investment income	(.18)	(.16)
Distributions from net realized gain	(.17)	(.16)
Total distributions	(.35)	(.32)
Net asset value, end of period	$8.28	$9.52
Total ReturnD	(10.13)%	(1.25)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.34%	.35%G,H
Expenses net of fee waivers, if any	.34%	.35%G,H
Expenses net of all reductions	.34%	.35%G,H
Net investment income (loss)	1.96%	.76%G
Supplemental Data
Net assets, end of period (000 omitted)	$344,082	$7,480
Portfolio turnover rateF	26%	12%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class I

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.17	.03
Net realized and unrealized gain (loss)	(1.08)	(.20)C
Total from investment operations	(.91)	(.17)
Distributions from net investment income	(.19)	(.15)
Distributions from net realized gain	(.16)	(.16)
Total distributions	(.35)	(.31)
Net asset value, end of period	$8.26	$9.52
Total ReturnD	(10.32)%	(1.32)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%	.54%G
Expenses net of fee waivers, if any	.54%	.54%G
Expenses net of all reductions	.54%	.54%G
Net investment income (loss)	1.76%	.57%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,181	$101
Portfolio turnover rateF	26%	12%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class Z

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.18	.04
Net realized and unrealized gain (loss)	(1.09)	(.21)C
Total from investment operations	(.91)	(.17)
Distributions from net investment income	(.17)	(.15)
Distributions from net realized gain	(.16)	(.16)
Total distributions	(.33)	(.31)
Net asset value, end of period	$8.28	$9.52
Total ReturnD	(10.24)%	(1.28)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%	.44%G
Expenses net of fee waivers, if any	.44%	.44%G
Expenses net of all reductions	.44%	.44%G
Net investment income (loss)	1.86%	.67%G
Supplemental Data
Net assets, end of period (000 omitted)	$89	$99
Portfolio turnover rateF	26%	12%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class Z6

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.18	.04
Net realized and unrealized gain (loss)	(1.08)	(.20)C
Total from investment operations	(.90)	(.16)
Distributions from net investment income	(.18)	(.16)
Distributions from net realized gain	(.16)	(.16)
Total distributions	(.34)	(.32)
Net asset value, end of period	$8.28	$9.52
Total ReturnD	(10.15)%	(1.25)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%G	.34%H
Expenses net of fee waivers, if any	.35%G	.34%H
Expenses net of all reductions	.35%G	.34%H
Net investment income (loss)	1.95%	.77%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,968	$99
Portfolio turnover rateF	26%	12%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.0
Fidelity Series Emerging Markets Opportunities Fund	11.1
Fidelity Series Blue Chip Growth Fund	9.7
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	7.3
Fidelity Series International Growth Fund	6.8
Fidelity Series Overseas Fund	6.5
Fidelity Series International Value Fund	6.5
Fidelity Series Value Discovery Fund	4.4
Fidelity Series Small Cap Opportunities Fund	3.7
77.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	50.1%
International Equity Funds	39.1%
Bond Funds	7.0%
Short-Term Funds	3.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2055 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 50.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	1,366,639	$17,629,639
Fidelity Series Commodity Strategy Fund (a)	1,686,059	6,154,116
Fidelity Series Large Cap Growth Index Fund (a)	1,311,105	13,163,490
Fidelity Series Large Cap Stock Fund (a)	1,142,083	13,693,571
Fidelity Series Large Cap Value Index Fund (a)	2,640,345	25,373,711
Fidelity Series Small Cap Opportunities Fund (a)	668,854	6,788,869
Fidelity Series Value Discovery Fund (a)	801,773	7,961,607
TOTAL DOMESTIC EQUITY FUNDS
(Cost $108,466,816)		90,765,003

International Equity Funds - 39.1%
Fidelity Series Canada Fund (a)	511,496	4,240,298
Fidelity Series Emerging Markets Fund (a)	309,108	2,188,485
Fidelity Series Emerging Markets Opportunities Fund (a)	1,294,051	20,148,369
Fidelity Series International Growth Fund (a)	846,868	12,262,644
Fidelity Series International Index Fund (a)	588,614	4,826,634
Fidelity Series International Small Cap Fund (a)	272,028	3,637,021
Fidelity Series International Value Fund (a)	1,647,224	11,761,177
Fidelity Series Overseas Fund (a)	1,360,764	11,770,612
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $84,868,659)		70,835,240

Bond Funds - 7.0%
Fidelity Series Corporate Bond Fund (a)	5,294	53,784
Fidelity Series Emerging Markets Debt Fund (a)	151,133	1,218,132
Fidelity Series Floating Rate High Income Fund (a)	34,406	276,620
Fidelity Series Government Bond Index Fund (a)	7,239	81,727
Fidelity Series High Income Fund (a)	168,832	1,391,175
Fidelity Series Inflation-Protected Bond Index Fund (a)	409,154	4,124,271
Fidelity Series Investment Grade Bond Fund (a)	7,045	81,226
Fidelity Series Investment Grade Securitized Fund (a)	5,327	56,141
Fidelity Series Long-Term Treasury Bond Index Fund (a)	434,848	4,648,520
Fidelity Series Real Estate Income Fund (a)	90,125	758,851
TOTAL BOND FUNDS
(Cost $12,663,465)		12,690,447

Short-Term Funds - 3.8%
Fidelity Series Government Money Market Fund 0.4% (a)(b)	1,593,579	1,593,579
Fidelity Series Short-Term Credit Fund (a)	54,852	541,937
Fidelity Series Treasury Bill Index Fund (a)	478,481	4,803,949
TOTAL SHORT-TERM FUNDS
(Cost $6,941,838)		6,939,465
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $212,940,778)		181,230,155
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,445)
NET ASSETS - 100%		$181,227,710

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$609,952	$23,533,607	$4,346,777	$1,490,124	$(127,618)	$(2,039,525)	$17,629,639
Fidelity Series Canada Fund	48,676	5,411,116	50,442	44,548	(291)	(1,168,761)	4,240,298
Fidelity Series Commodity Strategy Fund	126,853	8,821,216	1,105,755	73,648	(217,139)	(1,471,059)	6,154,116
Fidelity Series Corporate Bond Fund	9,362	279,277	243,450	3,871	12,330	(3,735)	53,784
Fidelity Series Emerging Markets Debt Fund	34,052	1,478,500	72,371	52,902	(2,762)	(219,287)	1,218,132
Fidelity Series Emerging Markets Fund	49,653	2,956,873	115,090	46,407	(11,859)	(691,092)	2,188,485
Fidelity Series Emerging Markets Opportunities Fund	449,771	24,628,823	645,459	465,253	(82,598)	(4,202,168)	20,148,369
Fidelity Series Floating Rate High Income Fund	7,600	323,061	13,677	11,341	(616)	(39,748)	276,620
Fidelity Series Government Bond Index Fund	12,972	409,506	355,726	3,160	13,543	1,432	81,727
Fidelity Series Government Money Market Fund 0.4%	12,441	3,031,619	1,450,481	6,209	--	--	1,593,579
Fidelity Series High Income Fund	58,022	1,615,782	86,226	64,085	(4,236)	(192,167)	1,391,175
Fidelity Series Inflation-Protected Bond Index Fund	15,290	4,557,905	442,364	41,580	1,931	(8,491)	4,124,271
Fidelity Series International Growth Fund	408,416	16,804,841	3,894,925	476,326	(93,084)	(962,604)	12,262,644
Fidelity Series International Index Fund	107,171	5,908,977	150,668	85,360	(27,230)	(1,011,616)	4,826,634
Fidelity Series International Small Cap Fund	107,001	5,077,318	787,946	167,405	(98,891)	(660,461)	3,637,021
Fidelity Series International Value Fund	402,701	16,973,375	2,071,050	528,451	(118,323)	(3,425,526)	11,761,177
Fidelity Series Investment Grade Bond Fund	13,726	431,384	374,166	4,321	12,353	(2,071)	81,226
Fidelity Series Investment Grade Securitized Fund	9,657	287,473	246,129	3,395	4,782	358	56,141
Fidelity Series Large Cap Growth Index Fund	477,427	17,909,857	4,684,328	171,581	(134,102)	(405,364)	13,163,490
Fidelity Series Large Cap Stock Fund	476,023	18,349,568	2,193,545	748,640	(45,094)	(2,893,381)	13,693,571
Fidelity Series Large Cap Value Index Fund	891,399	35,418,434	3,631,948	1,643,849	(161,389)	(7,142,785)	25,373,711
Fidelity Series Long-Term Treasury Bond Index Fund	180,119	7,183,601	3,521,805	389,543	95,595	711,010	4,648,520
Fidelity Series Overseas Fund	--	13,757,247	--	26,731	--	(1,986,635)	11,770,612
Fidelity Series Real Estate Income Fund	24,092	1,016,138	47,103	37,512	(2,604)	(231,672)	758,851
Fidelity Series Short-Term Credit Fund	12,443	638,703	97,667	7,423	102	(11,644)	541,937
Fidelity Series Small Cap Opportunities Fund	237,795	9,435,738	933,339	352,536	(41,714)	(1,909,611)	6,788,869
Fidelity Series Treasury Bill Index Fund	32,538	5,488,940	726,992	17,928	289	9,174	4,803,949
Fidelity Series Value Discovery Fund	282,039	11,062,931	1,314,884	388,235	(53,958)	(2,014,521)	7,961,607
	$5,097,191	$242,791,810	$33,604,313	$7,352,364	$(1,082,583)	$(31,971,950)	$181,230,155

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $212,940,778)	$181,230,155
Total Investment in Securities (cost $212,940,778)		$181,230,155
Cash		214
Receivable for investments sold		49,185
Receivable for fund shares sold		580,361
Total assets		181,859,915
Liabilities
Payable for investments purchased	$381,923
Payable for fund shares redeemed	198,292
Accrued management fee	51,677
Distribution and service plan fees payable	313
Total liabilities		632,205
Net Assets		$181,227,710
Net Assets consist of:
Paid in capital		$212,246,413
Total accumulated earnings (loss)		(31,018,703)
Net Assets		$181,227,710
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($392,956 ÷ 47,489 shares)(a)		$8.27
Maximum offering price per share (100/94.25 of $8.27)		$8.77
Class M:
Net Asset Value and redemption price per share ($248,795 ÷ 30,097 shares)(a)		$8.27
Maximum offering price per share (100/96.50 of $8.27)		$8.57
Class C:
Net Asset Value and offering price per share ($153,444 ÷ 18,623 shares)(a)		$8.24
Fidelity Freedom Blend 2055 Fund:
Net Asset Value, offering price and redemption price per share ($5,210,514 ÷ 628,605 shares)		$8.29
Class K:
Net Asset Value, offering price and redemption price per share ($4,757,479 ÷ 574,150 shares)		$8.29
Class K6:
Net Asset Value, offering price and redemption price per share ($167,830,654 ÷ 20,216,885 shares)		$8.30
Class I:
Net Asset Value, offering price and redemption price per share ($1,851,478 ÷ 223,573 shares)		$8.28
Class Z:
Net Asset Value, offering price and redemption price per share ($88,694 ÷ 10,683 shares)		$8.30
Class Z6:
Net Asset Value, offering price and redemption price per share ($693,696 ÷ 83,563 shares)		$8.30

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$3,238,715
Expenses
Management fee	$473,355
Distribution and service plan fees	3,061
Independent trustees' fees and expenses	436
Total expenses		476,852
Net investment income (loss)		2,761,863
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(1,082,564)
Capital gain distributions from underlying funds:
Affiliated issuers	4,113,649
Total net realized gain (loss)		3,031,085
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(31,971,950)
Total change in net unrealized appreciation (depreciation)		(31,971,950)
Net gain (loss)		(28,940,865)
Net increase (decrease) in net assets resulting from operations		$(26,179,002)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	For the period August 31, 2018 (commencement of operations) to March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,761,863	$12,548
Net realized gain (loss)	3,031,085	20,366
Change in net unrealized appreciation (depreciation)	(31,971,950)	261,327
Net increase (decrease) in net assets resulting from operations	(26,179,002)	294,241
Distributions to shareholders	(5,105,487)	(28,454)
Share transactions - net increase (decrease)	207,416,351	4,830,061
Total increase (decrease) in net assets	176,131,862	5,095,848
Net Assets
Beginning of period	5,095,848	–
End of period	$181,227,710	$5,095,848

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2055 Fund Class A

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.51	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.04
Net realized and unrealized gain (loss)	(1.10)	(.22)C
Total from investment operations	(.94)	(.18)
Distributions from net investment income	(.15)	(.14)
Distributions from net realized gain	(.14)	(.16)
Total distributions	(.30)D	(.31)E
Net asset value, end of period	$8.27	$9.51
Total ReturnF,G	(10.55)%	(1.46)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.79%	.79%J
Expenses net of fee waivers, if any	.79%	.79%J
Expenses net of all reductions	.79%	.79%J
Net investment income (loss)	1.58%	.70%J
Supplemental Data
Net assets, end of period (000 omitted)	$393	$151
Portfolio turnover rateI	26%	14%J

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.30 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.144 per share.

 E Total distributions of $.31 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.164 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not include the effect of the sales charges.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of Underlying Funds.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class M

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.51	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.02
Net realized and unrealized gain (loss)	(1.09)	(.21)C
Total from investment operations	(.96)	(.19)
Distributions from net investment income	(.13)	(.13)
Distributions from net realized gain	(.14)	(.16)
Total distributions	(.28)D	(.30)E
Net asset value, end of period	$8.27	$9.51
Total ReturnF,G	(10.73)%	(1.55)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.04%	1.04%J
Expenses net of fee waivers, if any	1.04%	1.04%J
Expenses net of all reductions	1.04%	1.04%J
Net investment income (loss)	1.33%	.45%J
Supplemental Data
Net assets, end of period (000 omitted)	$249	$101
Portfolio turnover rateI	26%	14%J

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.28 per share is comprised of distributions from net investment income of $.132 and distributions from net realized gain of $.144 per share.

 E Total distributions of $.30 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.164 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not include the effect of the sales charges.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of Underlying Funds.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class C

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.49	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	–C
Net realized and unrealized gain (loss)	(1.08)	(.23)D
Total from investment operations	(1.00)	(.23)
Distributions from net investment income	(.10)	(.12)
Distributions from net realized gain	(.14)	(.16)
Total distributions	(.25)E	(.28)
Net asset value, end of period	$8.24	$9.49
Total ReturnF,G	(11.12)%	(1.93)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.54%	1.54%J
Expenses net of fee waivers, if any	1.54%	1.54%J
Expenses net of all reductions	1.54%	1.54%J
Net investment income (loss)	.83%	(.05)%J
Supplemental Data
Net assets, end of period (000 omitted)	$153	$107
Portfolio turnover rateI	26%	14%J

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total distributions of $.25 per share is comprised of distributions from net investment income of $.101 and distributions from net realized gain of $.144 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of Underlying Funds.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.51	$10.00
Income from Investment Operations
Net investment income (loss)B	.17	.05
Net realized and unrealized gain (loss)	(1.08)	(.22)C
Total from investment operations	(.91)	(.17)
Distributions from net investment income	(.17)	(.15)
Distributions from net realized gain	(.14)	(.16)
Total distributions	(.31)	(.32)D
Net asset value, end of period	$8.29	$9.51
Total ReturnE	(10.22)%	(1.35)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.56%H	.54%I
Expenses net of fee waivers, if any	.56%H	.54%I
Expenses net of all reductions	.56%H	.54%I
Net investment income (loss)	1.82%	.95%I
Supplemental Data
Net assets, end of period (000 omitted)	$5,211	$320
Portfolio turnover rateG	26%	14%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.32 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.164 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class K

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.19	.06
Net realized and unrealized gain (loss)	(1.09)	(.22)C
Total from investment operations	(.90)	(.16)
Distributions from net investment income	(.19)	(.15)
Distributions from net realized gain	(.14)	(.16)
Total distributions	(.33)	(.32)D
Net asset value, end of period	$8.29	$9.52
Total ReturnE	(10.17)%	(1.23)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.44%	.44%H
Expenses net of fee waivers, if any	.44%	.44%H
Expenses net of all reductions	.44%	.44%H
Net investment income (loss)	1.93%	1.05%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,757	$99
Portfolio turnover rateG	26%	14%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.32 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.164 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class K6

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.20	.06
Net realized and unrealized gain (loss)	(1.10)	(.22)C
Total from investment operations	(.90)	(.16)
Distributions from net investment income	(.18)	(.16)
Distributions from net realized gain	(.15)	(.16)
Total distributions	(.32)D	(.32)
Net asset value, end of period	$8.30	$9.52
Total ReturnE	(10.11)%	(1.19)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.34%	.35%H,I
Expenses net of fee waivers, if any	.34%	.35%H,I
Expenses net of all reductions	.34%	.35%H,I
Net investment income (loss)	2.03%	1.15%H
Supplemental Data
Net assets, end of period (000 omitted)	$167,831	$4,021
Portfolio turnover rateG	26%	14%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.32 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $.146 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class I

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.18	.05
Net realized and unrealized gain (loss)	(1.10)	(.22)C
Total from investment operations	(.92)	(.17)
Distributions from net investment income	(.18)	(.15)
Distributions from net realized gain	(.14)	(.16)
Total distributions	(.32)	(.31)
Net asset value, end of period	$8.28	$9.52
Total ReturnD	(10.32)%	(1.27)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%	.54%G
Expenses net of fee waivers, if any	.54%	.54%G
Expenses net of all reductions	.54%	.54%G
Net investment income (loss)	1.83%	.95%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,851	$99
Portfolio turnover rateF	26%	14%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class Z

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.19	.06
Net realized and unrealized gain (loss)	(1.10)	(.22)C
Total from investment operations	(.91)	(.16)
Distributions from net investment income	(.17)	(.15)
Distributions from net realized gain	(.14)	(.16)
Total distributions	(.31)	(.32)D
Net asset value, end of period	$8.30	$9.52
Total ReturnE	(10.23)%	(1.23)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.44%	.44%H
Expenses net of fee waivers, if any	.44%	.44%H
Expenses net of all reductions	.44%	.44%H
Net investment income (loss)	1.93%	1.05%H
Supplemental Data
Net assets, end of period (000 omitted)	$89	$99
Portfolio turnover rateG	26%	14%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.32 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.164 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class Z6

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.19	.06
Net realized and unrealized gain (loss)	(1.09)	(.22)C
Total from investment operations	(.90)	(.16)
Distributions from net investment income	(.18)	(.16)
Distributions from net realized gain	(.14)	(.16)
Total distributions	(.32)	(.32)
Net asset value, end of period	$8.30	$9.52
Total ReturnD	(10.11)%	(1.19)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%G	.34%H
Expenses net of fee waivers, if any	.35%G	.34%H
Expenses net of all reductions	.35%G	.34%H
Net investment income (loss)	2.03%	1.15%H
Supplemental Data
Net assets, end of period (000 omitted)	$694	$99
Portfolio turnover rateF	26%	14%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.0
Fidelity Series Emerging Markets Opportunities Fund	11.1
Fidelity Series Blue Chip Growth Fund	9.7
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	7.3
Fidelity Series International Growth Fund	6.8
Fidelity Series Overseas Fund	6.5
Fidelity Series International Value Fund	6.5
Fidelity Series Value Discovery Fund	4.4
Fidelity Series Small Cap Opportunities Fund	3.7
77.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	50.1%
International Equity Funds	39.1%
Bond Funds	7.0%
Short-Term Funds	3.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2060 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 50.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	385,917	$4,978,324
Fidelity Series Commodity Strategy Fund (a)	476,044	1,737,562
Fidelity Series Large Cap Growth Index Fund (a)	370,253	3,717,336
Fidelity Series Large Cap Stock Fund (a)	322,408	3,865,673
Fidelity Series Large Cap Value Index Fund (a)	745,560	7,164,828
Fidelity Series Small Cap Opportunities Fund (a)	188,901	1,917,349
Fidelity Series Value Discovery Fund (a)	226,429	2,248,437
TOTAL DOMESTIC EQUITY FUNDS
(Cost $30,383,346)		25,629,509

International Equity Funds - 39.1%
Fidelity Series Canada Fund (a)	144,823	1,200,585
Fidelity Series Emerging Markets Fund (a)	87,322	618,240
Fidelity Series Emerging Markets Opportunities Fund (a)	365,577	5,692,038
Fidelity Series International Growth Fund (a)	238,792	3,457,712
Fidelity Series International Index Fund (a)	166,065	1,361,733
Fidelity Series International Small Cap Fund (a)	76,263	1,019,630
Fidelity Series International Value Fund (a)	462,568	3,302,734
Fidelity Series Overseas Fund (a)	387,671	3,353,354
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $23,842,038)		20,006,026

Bond Funds - 7.0%
Fidelity Series Corporate Bond Fund (a)	1,472	14,954
Fidelity Series Emerging Markets Debt Fund (a)	41,986	338,404
Fidelity Series Floating Rate High Income Fund (a)	9,782	78,644
Fidelity Series Government Bond Index Fund (a)	2,007	22,654
Fidelity Series High Income Fund (a)	47,666	392,767
Fidelity Series Inflation-Protected Bond Index Fund (a)	115,127	1,160,476
Fidelity Series Investment Grade Bond Fund (a)	1,962	22,620
Fidelity Series Investment Grade Securitized Fund (a)	1,480	15,595
Fidelity Series Long-Term Treasury Bond Index Fund (a)	123,298	1,318,052
Fidelity Series Real Estate Income Fund (a)	25,467	214,435
TOTAL BOND FUNDS
(Cost $3,600,133)		3,578,601

Short-Term Funds - 3.8%
Fidelity Series Government Money Market Fund 0.4% (a)(b)	428,307	428,307
Fidelity Series Short-Term Credit Fund (a)	18,275	180,553
Fidelity Series Treasury Bill Index Fund (a)	134,545	1,350,828
TOTAL SHORT-TERM FUNDS
(Cost $1,961,989)		1,959,688
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $59,787,506)		51,173,824
NET OTHER ASSETS (LIABILITIES) - 0.0%		(806)
NET ASSETS - 100%		$51,173,018

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$312,706	$6,241,495	$982,524	$310,526	$(59,615)	$(533,738)	$4,978,324
Fidelity Series Canada Fund	24,916	1,504,830	11,899	10,116	(86)	(317,176)	1,200,585
Fidelity Series Commodity Strategy Fund	64,618	2,397,138	290,837	15,928	(59,347)	(374,010)	1,737,562
Fidelity Series Corporate Bond Fund	4,796	57,552	48,690	781	2,422	(1,126)	14,954
Fidelity Series Emerging Markets Debt Fund	17,348	400,558	19,131	11,602	(1,207)	(59,164)	338,404
Fidelity Series Emerging Markets Fund	25,432	808,100	30,753	10,602	(4,599)	(179,940)	618,240
Fidelity Series Emerging Markets Opportunities Fund	230,401	6,839,292	184,437	106,278	(34,504)	(1,158,714)	5,692,038
Fidelity Series Floating Rate High Income Fund	3,892	89,227	3,482	2,504	(292)	(10,701)	78,644
Fidelity Series Government Bond Index Fund	6,645	83,359	70,257	627	2,628	279	22,654
Fidelity Series Government Money Market Fund 0.4%	6,419	798,824	376,936	1,377	--	--	428,307
Fidelity Series High Income Fund	29,725	446,124	29,335	14,127	(2,005)	(51,742)	392,767
Fidelity Series Inflation-Protected Bond Index Fund	7,831	1,270,547	112,704	9,581	212	(5,410)	1,160,476
Fidelity Series International Growth Fund	209,203	4,485,182	886,293	108,833	(38,834)	(311,546)	3,457,712
Fidelity Series International Index Fund	54,893	1,635,871	47,907	19,384	(11,456)	(269,668)	1,361,733
Fidelity Series International Small Cap Fund	54,693	1,372,920	200,885	38,251	(31,533)	(175,565)	1,019,630
Fidelity Series International Value Fund	206,332	4,509,734	475,221	120,746	(43,352)	(894,759)	3,302,734
Fidelity Series Investment Grade Bond Fund	7,032	88,536	74,690	857	2,392	(650)	22,620
Fidelity Series Investment Grade Securitized Fund	4,947	58,711	49,038	690	923	52	15,595
Fidelity Series Large Cap Growth Index Fund	244,799	4,786,645	1,083,397	38,736	(55,852)	(174,859)	3,717,336
Fidelity Series Large Cap Stock Fund	243,833	4,916,099	508,493	156,002	(25,272)	(760,494)	3,865,673
Fidelity Series Large Cap Value Index Fund	456,600	9,529,714	848,904	378,206	(69,008)	(1,903,574)	7,164,828
Fidelity Series Long-Term Treasury Bond Index Fund	92,266	1,799,416	753,196	87,404	13,336	166,230	1,318,052
Fidelity Series Overseas Fund	--	3,896,793	--	6,104	--	(543,439)	3,353,354
Fidelity Series Real Estate Income Fund	12,341	280,028	11,749	8,048	(1,343)	(64,842)	214,435
Fidelity Series Short-Term Credit Fund	6,420	200,168	21,468	1,682	--	(4,567)	180,553
Fidelity Series Small Cap Opportunities Fund	121,805	2,533,272	218,909	73,223	(19,022)	(499,797)	1,917,349
Fidelity Series Treasury Bill Index Fund	16,578	1,485,585	153,597	4,071	44	2,218	1,350,828
Fidelity Series Value Discovery Fund	144,469	2,973,114	306,474	90,206	(21,730)	(540,942)	2,248,437
	$2,610,940	$65,488,834	$7,801,206	$1,626,492	$(457,100)	$(8,667,644)	$51,173,824

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $59,787,506)	$51,173,824
Total Investment in Securities (cost $59,787,506)		$51,173,824
Cash		203
Receivable for investments sold		13,740
Receivable for fund shares sold		122,684
Total assets		51,310,451
Liabilities
Payable for investments purchased	$107,026
Payable for fund shares redeemed	15,617
Accrued management fee	14,434
Distribution and service plan fees payable	356
Total liabilities		137,433
Net Assets		$51,173,018
Net Assets consist of:
Paid in capital		$59,832,669
Total accumulated earnings (loss)		(8,659,651)
Net Assets		$51,173,018
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($493,401 ÷ 59,426 shares)(a)		$8.30
Maximum offering price per share (100/94.25 of $8.30)		$8.81
Class M:
Net Asset Value and redemption price per share ($173,919 ÷ 20,975 shares)(a)		$8.29
Maximum offering price per share (100/96.50 of $8.29)		$8.59
Class C:
Net Asset Value and offering price per share ($222,421 ÷ 26,931 shares)(a)		$8.26
Fidelity Freedom Blend 2060 Fund:
Net Asset Value, offering price and redemption price per share ($2,772,737 ÷ 333,698 shares)		$8.31
Class K:
Net Asset Value, offering price and redemption price per share ($1,307,174 ÷ 157,285 shares)		$8.31
Class K6:
Net Asset Value, offering price and redemption price per share ($44,655,001 ÷ 5,365,815 shares)		$8.32
Class I:
Net Asset Value, offering price and redemption price per share ($1,084,071 ÷ 130,545 shares)		$8.30
Class Z:
Net Asset Value, offering price and redemption price per share ($89,060 ÷ 10,695 shares)		$8.33
Class Z6:
Net Asset Value, offering price and redemption price per share ($375,234 ÷ 45,045 shares)		$8.33

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$726,817
Expenses
Management fee	$108,264
Distribution and service plan fees	3,500
Independent trustees' fees and expenses	93
Total expenses		111,857
Net investment income (loss)		614,960
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(457,093)
Capital gain distributions from underlying funds:
Affiliated issuers	899,675
Total net realized gain (loss)		442,582
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(8,667,644)
Total change in net unrealized appreciation (depreciation)		(8,667,644)
Net gain (loss)		(8,225,062)
Net increase (decrease) in net assets resulting from operations		$(7,610,102)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2020	For the period August 31, 2018 (commencement of operations) to March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$614,960	$14,234
Net realized gain (loss)	442,582	32,837
Change in net unrealized appreciation (depreciation)	(8,667,644)	53,962
Net increase (decrease) in net assets resulting from operations	(7,610,102)	101,033
Distributions to shareholders	(1,132,008)	(30,562)
Share transactions - net increase (decrease)	57,305,021	2,539,636
Total increase (decrease) in net assets	48,562,911	2,610,107
Net Assets
Beginning of period	2,610,107	–
End of period	$51,173,018	$2,610,107

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2060 Fund Class A

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.53	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.08
Net realized and unrealized gain (loss)	(1.11)	(.27)C
Total from investment operations	(.95)	(.19)
Distributions from net investment income	(.14)	(.14)
Distributions from net realized gain	(.14)	(.15)
Total distributions	(.28)	(.28)D
Net asset value, end of period	$8.30	$9.53
Total ReturnE,F	(10.54)%	(1.50)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.79%	.80%I,J
Expenses net of fee waivers, if any	.79%	.80%I,J
Expenses net of all reductions	.79%	.80%I,J
Net investment income (loss)	1.62%	1.50%I
Supplemental Data
Net assets, end of period (000 omitted)	$493	$243
Portfolio turnover rateH	27%	11%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.28 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $.145 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class M

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.53	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.07
Net realized and unrealized gain (loss)	(1.12)	(.26)C
Total from investment operations	(.98)	(.19)
Distributions from net investment income	(.12)	(.13)
Distributions from net realized gain	(.14)	(.15)
Total distributions	(.26)	(.28)
Net asset value, end of period	$8.29	$9.53
Total ReturnD,E	(10.80)%	(1.59)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.04%	1.04%H
Expenses net of fee waivers, if any	1.04%	1.04%H
Expenses net of all reductions	1.04%	1.04%H
Net investment income (loss)	1.37%	1.25%H
Supplemental Data
Net assets, end of period (000 omitted)	$174	$143
Portfolio turnover rateG	27%	11%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class C

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.04
Net realized and unrealized gain (loss)	(1.11)	(.26)C
Total from investment operations	(1.02)	(.22)
Distributions from net investment income	(.10)	(.12)
Distributions from net realized gain	(.14)	(.15)
Total distributions	(.24)	(.26)D
Net asset value, end of period	$8.26	$9.52
Total ReturnE,F	(11.22)%	(1.87)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.54%	1.54%I
Expenses net of fee waivers, if any	1.54%	1.54%I
Expenses net of all reductions	1.54%	1.54%I
Net investment income (loss)	.87%	.76%I
Supplemental Data
Net assets, end of period (000 omitted)	$222	$107
Portfolio turnover rateH	27%	11%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.26 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.145 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.18	.09
Net realized and unrealized gain (loss)	(1.11)	(.25)C
Total from investment operations	(.93)	(.16)
Distributions from net investment income	(.16)	(.15)
Distributions from net realized gain	(.14)	(.15)
Total distributions	(.30)	(.30)
Net asset value, end of period	$8.31	$9.54
Total ReturnD	(10.35)%	(1.27)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.55%G	.54%H
Expenses net of fee waivers, if any	.55%G	.54%H
Expenses net of all reductions	.55%G	.54%H
Net investment income (loss)	1.87%	1.75%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,773	$453
Portfolio turnover rateF	27%	11%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class K

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.20	.10
Net realized and unrealized gain (loss)	(1.11)	(.26)C
Total from investment operations	(.91)	(.16)
Distributions from net investment income	(.18)	(.15)
Distributions from net realized gain	(.14)	(.15)
Total distributions	(.32)	(.30)
Net asset value, end of period	$8.31	$9.54
Total ReturnD	(10.22)%	(1.28)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%	.44%G
Expenses net of fee waivers, if any	.44%	.44%G
Expenses net of all reductions	.44%	.44%G
Net investment income (loss)	1.97%	1.85%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,307	$99
Portfolio turnover rateF	27%	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class K6

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.20	.10
Net realized and unrealized gain (loss)	(1.10)	(.26)C
Total from investment operations	(.90)	(.16)
Distributions from net investment income	(.17)	(.15)
Distributions from net realized gain	(.14)	(.15)
Total distributions	(.32)D	(.30)
Net asset value, end of period	$8.32	$9.54
Total ReturnE	(10.12)%	(1.24)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.34%	.34%H
Expenses net of fee waivers, if any	.34%	.34%H
Expenses net of all reductions	.34%	.34%H
Net investment income (loss)	2.07%	1.95%H
Supplemental Data
Net assets, end of period (000 omitted)	$44,655	$1,261
Portfolio turnover rateG	27%	11%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.32 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.144 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class I

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.19	.10
Net realized and unrealized gain (loss)	(1.12)	(.27)C
Total from investment operations	(.93)	(.17)
Distributions from net investment income	(.17)	(.15)
Distributions from net realized gain	(.14)	(.15)
Total distributions	(.31)	(.29)D
Net asset value, end of period	$8.30	$9.54
Total ReturnE	(10.37)%	(1.31)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.54%	.54%H
Expenses net of fee waivers, if any	.54%	.54%H
Expenses net of all reductions	.54%	.54%H
Net investment income (loss)	1.87%	1.75%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,084	$102
Portfolio turnover rateG	27%	11%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.29 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.145 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class Z

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.20	.10
Net realized and unrealized gain (loss)	(1.11)	(.26)C
Total from investment operations	(.91)	(.16)
Distributions from net investment income	(.16)	(.15)
Distributions from net realized gain	(.14)	(.15)
Total distributions	(.30)	(.30)
Net asset value, end of period	$8.33	$9.54
Total ReturnD	(10.17)%	(1.28)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%	.44%G
Expenses net of fee waivers, if any	.44%	.44%G
Expenses net of all reductions	.44%	.44%G
Net investment income (loss)	1.97%	1.86%G
Supplemental Data
Net assets, end of period (000 omitted)	$89	$99
Portfolio turnover rateF	27%	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class Z6

Years ended March 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.20	.11
Net realized and unrealized gain (loss)	(1.10)	(.27)C
Total from investment operations	(.90)	(.16)
Distributions from net investment income	(.17)	(.15)
Distributions from net realized gain	(.14)	(.15)
Total distributions	(.31)	(.30)
Net asset value, end of period	$8.33	$9.54
Total ReturnD	(10.10)%	(1.24)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.34%	.34%G
Expenses net of fee waivers, if any	.34%	.34%G
Expenses net of all reductions	.34%	.34%G
Net investment income (loss)	2.07%	1.96%G
Supplemental Data
Net assets, end of period (000 omitted)	$375	$103
Portfolio turnover rateF	27%	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2065 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2020

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.0
Fidelity Series Emerging Markets Opportunities Fund	11.1
Fidelity Series Blue Chip Growth Fund	9.7
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	7.2
Fidelity Series International Growth Fund	6.8
Fidelity Series International Value Fund	6.5
Fidelity Series Overseas Fund	6.5
Fidelity Series Value Discovery Fund	4.4
Fidelity Series Small Cap Opportunities Fund	3.7
77.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	50.1%
International Equity Funds	39.2%
Bond Funds	6.9%
Short-Term Funds	3.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2065 Fund

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 50.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	19,125	$246,710
Fidelity Series Commodity Strategy Fund (a)	24,086	87,912
Fidelity Series Large Cap Growth Index Fund (a)	18,253	183,258
Fidelity Series Large Cap Stock Fund (a)	15,966	191,426
Fidelity Series Large Cap Value Index Fund (a)	36,753	353,202
Fidelity Series Small Cap Opportunities Fund (a)	9,270	94,087
Fidelity Series Value Discovery Fund (a)	11,129	110,508
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,516,423)		1,267,103

International Equity Funds - 39.2%
Fidelity Series Canada Fund (a)	7,095	58,816
Fidelity Series Emerging Markets Fund (a)	4,310	30,515
Fidelity Series Emerging Markets Opportunities Fund (a)	17,990	280,112
Fidelity Series International Growth Fund (a)	11,812	171,036
Fidelity Series International Index Fund (a)	8,258	67,715
Fidelity Series International Small Cap Fund (a)	3,884	51,927
Fidelity Series International Value Fund (a)	23,172	165,447
Fidelity Series Overseas Fund (a)	18,968	164,074
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,186,850)		989,642

Bond Funds - 6.9%
Fidelity Series Corporate Bond Fund (a)	66	668
Fidelity Series Emerging Markets Debt Fund (a)	2,002	16,137
Fidelity Series Floating Rate High Income Fund (a)	471	3,787
Fidelity Series Government Bond Index Fund (a)	91	1,022
Fidelity Series High Income Fund (a)	2,332	19,212
Fidelity Series Inflation-Protected Bond Index Fund (a)	5,438	54,819
Fidelity Series Investment Grade Bond Fund (a)	88	1,012
Fidelity Series Investment Grade Securitized Fund (a)	66	696
Fidelity Series Long-Term Treasury Bond Index Fund (a)	6,288	67,221
Fidelity Series Real Estate Income Fund (a)	1,249	10,519
TOTAL BOND FUNDS
(Cost $176,393)		175,093

Short-Term Funds - 3.8%
Fidelity Series Government Money Market Fund 0.4% (a)(b)	31,125	31,125
Fidelity Series Short-Term Credit Fund (a)	598	5,909
Fidelity Series Treasury Bill Index Fund (a)	5,955	59,792
TOTAL SHORT-TERM FUNDS
(Cost $96,853)		96,826
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,976,519)		2,528,664
NET OTHER ASSETS (LIABILITIES) - 0.0%		(44)
NET ASSETS - 100%		$2,528,620

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$199
Total	$199

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$--	$322,483	$42,838	$13,306	$(1,636)	$(31,299)	$246,710
Fidelity Series Canada Fund	--	74,502	1,222	377	(172)	(14,292)	58,816
Fidelity Series Commodity Strategy Fund	--	115,087	6,927	638	(810)	(19,438)	87,912
Fidelity Series Corporate Bond Fund	--	2,603	1,944	19	58	(49)	668
Fidelity Series Emerging Markets Debt Fund	--	19,597	647	425	(17)	(2,796)	16,137
Fidelity Series Emerging Markets Fund	--	40,443	1,421	422	(95)	(8,412)	30,515
Fidelity Series Emerging Markets Opportunities Fund	--	348,210	7,908	4,228	(603)	(59,587)	280,112
Fidelity Series Floating Rate High Income Fund	--	4,377	88	92	(3)	(499)	3,787
Fidelity Series Government Bond Index Fund	--	3,571	2,627	18	65	13	1,022
Fidelity Series Government Money Market Fund 0.4%	--	43,941	12,816	54	--	--	31,125
Fidelity Series High Income Fund	--	22,220	441	525	(17)	(2,550)	19,212
Fidelity Series Inflation-Protected Bond Index Fund	--	60,986	6,040	387	7	(134)	54,819
Fidelity Series International Growth Fund	--	228,674	35,339	4,331	(1,596)	(20,703)	171,036
Fidelity Series International Index Fund	--	83,201	1,595	722	(142)	(13,749)	67,715
Fidelity Series International Small Cap Fund	--	69,195	6,618	1,523	(810)	(9,840)	51,927
Fidelity Series International Value Fund	--	230,865	18,723	4,805	(1,348)	(45,347)	165,447
Fidelity Series Investment Grade Bond Fund	--	3,778	2,771	22	34	(29)	1,012
Fidelity Series Investment Grade Securitized Fund	--	2,596	1,918	17	15	3	696
Fidelity Series Large Cap Growth Index Fund	--	251,589	53,030	1,453	(2,977)	(12,324)	183,258
Fidelity Series Large Cap Stock Fund	--	252,294	20,448	6,373	(812)	(39,608)	191,426
Fidelity Series Large Cap Value Index Fund	--	483,813	34,663	15,551	(1,552)	(94,396)	353,202
Fidelity Series Long-Term Treasury Bond Index Fund	--	91,945	33,171	3,190	683	7,764	67,221
Fidelity Series Overseas Fund	--	192,964	3,335	243	(275)	(25,280)	164,074
Fidelity Series Real Estate Income Fund	--	13,825	276	288	(8)	(3,022)	10,519
Fidelity Series Short-Term Credit Fund	--	7,156	1,108	61	2	(141)	5,909
Fidelity Series Small Cap Opportunities Fund	--	128,057	8,326	3,136	(372)	(25,272)	94,087
Fidelity Series Treasury Bill Index Fund	--	66,342	6,667	154	3	114	59,792
Fidelity Series Value Discovery Fund	--	151,309	13,237	3,869	(582)	(26,982)	110,508
	$--	$3,315,623	$326,144	$66,229	$(12,960)	$(447,855)	$2,528,664

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2065 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $2,976,519)	$2,528,664
Total Investment in Securities (cost $2,976,519)		$2,528,664
Cash		200
Receivable for investments sold		779
Receivable for fund shares sold		119,482
Total assets		2,649,125
Liabilities
Payable for investments purchased	$119,458
Accrued management fee	818
Distribution and service plan fees payable	229
Total liabilities		120,505
Net Assets		$2,528,620
Net Assets consist of:
Paid in capital		$2,972,990
Total accumulated earnings (loss)		(444,370)
Net Assets		$2,528,620
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($154,196 ÷ 18,312 shares)(a)		$8.42
Maximum offering price per share (100/94.25 of $8.42)		$8.93
Class M:
Net Asset Value and redemption price per share ($165,377 ÷ 19,651 shares)(a)		$8.42
Maximum offering price per share (100/96.50 of $8.42)		$8.73
Class C:
Net Asset Value and offering price per share ($155,890 ÷ 18,562 shares)(a)		$8.40
Fidelity Freedom Blend 2065 Fund:
Net Asset Value, offering price and redemption price per share ($422,621 ÷ 50,153 shares)		$8.43
Class K:
Net Asset Value, offering price and redemption price per share ($117,825 ÷ 13,969 shares)		$8.43
Class K6:
Net Asset Value, offering price and redemption price per share ($1,084,236 ÷ 128,593 shares)		$8.43
Class I:
Net Asset Value, offering price and redemption price per share ($234,842 ÷ 27,852 shares)		$8.43
Class Z:
Net Asset Value, offering price and redemption price per share ($96,390 ÷ 11,427 shares)		$8.44
Class Z6:
Net Asset Value, offering price and redemption price per share ($97,243 ÷ 11,524 shares)		$8.44

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 28, 2019 (commencement of operations) to March 31, 2020
Investment Income
Dividends:
Affiliated issuers		$28,494
Income from Fidelity Central Funds		199
Total income		28,693
Expenses
Management fee	$5,135
Distribution and service plan fees	1,848
Independent trustees' fees and expenses	3
Total expenses		6,986
Net investment income (loss)		21,707
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(12,960)
Capital gain distributions from underlying funds:
Affiliated issuers	37,735
Total net realized gain (loss)		24,775
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(447,855)
Total change in net unrealized appreciation (depreciation)		(447,855)
Net gain (loss)		(423,080)
Net increase (decrease) in net assets resulting from operations		$(401,373)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 28, 2019 (commencement of operations) to March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,707
Net realized gain (loss)	24,775
Change in net unrealized appreciation (depreciation)	(447,855)
Net increase (decrease) in net assets resulting from operations	(401,373)
Distributions to shareholders	(42,997)
Share transactions - net increase (decrease)	2,972,990
Total increase (decrease) in net assets	2,528,620
Net Assets
Beginning of period	–
End of period	$2,528,620

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2065 Fund Class A

Year ended March 31,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.14
Net realized and unrealized gain (loss)	(1.43)
Total from investment operations	(1.29)
Distributions from net investment income	(.16)
Distributions from net realized gain	(.14)
Total distributions	(.29)C
Net asset value, end of period	$8.42
Total ReturnD,E	(13.48)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.79%H
Expenses net of fee waivers, if any	.79%H
Expenses net of all reductions	.79%H
Net investment income (loss)	1.78%H
Supplemental Data
Net assets, end of period (000 omitted)	$154
Portfolio turnover rateG	29%H

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.29 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.135 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund Class M

Year ended March 31,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.12
Net realized and unrealized gain (loss)	(1.42)
Total from investment operations	(1.30)
Distributions from net investment income	(.14)
Distributions from net realized gain	(.14)
Total distributions	(.28)
Net asset value, end of period	$8.42
Total ReturnC,D	(13.60)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.05%G,H
Expenses net of fee waivers, if any	1.05%G,H
Expenses net of all reductions	1.05%G,H
Net investment income (loss)	1.53%G
Supplemental Data
Net assets, end of period (000 omitted)	$165
Portfolio turnover rateF	29%G

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund Class C

Year ended March 31,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.08
Net realized and unrealized gain (loss)	(1.42)
Total from investment operations	(1.34)
Distributions from net investment income	(.12)
Distributions from net realized gain	(.14)
Total distributions	(.26)
Net asset value, end of period	$8.40
Total ReturnC,D	(13.94)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.55%G,H
Expenses net of fee waivers, if any	1.55%G,H
Expenses net of all reductions	1.55%G,H
Net investment income (loss)	1.03%G
Supplemental Data
Net assets, end of period (000 omitted)	$156
Portfolio turnover rateF	29%G

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund

Year ended March 31,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.15
Net realized and unrealized gain (loss)	(1.42)
Total from investment operations	(1.27)
Distributions from net investment income	(.17)
Distributions from net realized gain	(.14)
Total distributions	(.30)C
Net asset value, end of period	$8.43
Total ReturnD	(13.28)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%G
Expenses net of fee waivers, if any	.54%G
Expenses net of all reductions	.54%G
Net investment income (loss)	2.03%G
Supplemental Data
Net assets, end of period (000 omitted)	$423
Portfolio turnover rateF	29%G

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.30 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.135 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund Class K

Year ended March 31,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.16
Net realized and unrealized gain (loss)	(1.43)
Total from investment operations	(1.27)
Distributions from net investment income	(.17)
Distributions from net realized gain	(.14)
Total distributions	(.30)C
Net asset value, end of period	$8.43
Total ReturnD	(13.30)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G
Expenses net of fee waivers, if any	.44%G
Expenses net of all reductions	.44%G
Net investment income (loss)	2.13%G
Supplemental Data
Net assets, end of period (000 omitted)	$118
Portfolio turnover rateF	29%G

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.30 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.135 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund Class K6

Year ended March 31,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.16
Net realized and unrealized gain (loss)	(1.42)
Total from investment operations	(1.26)
Distributions from net investment income	(.18)
Distributions from net realized gain	(.14)
Total distributions	(.31)C
Net asset value, end of period	$8.43
Total ReturnD	(13.20)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.34%G
Expenses net of fee waivers, if any	.34%G
Expenses net of all reductions	.34%G
Net investment income (loss)	2.23%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,084
Portfolio turnover rateF	29%G

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.135 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund Class I

Year ended March 31,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.15
Net realized and unrealized gain (loss)	(1.42)
Total from investment operations	(1.27)
Distributions from net investment income	(.16)
Distributions from net realized gain	(.14)
Total distributions	(.30)
Net asset value, end of period	$8.43
Total ReturnC	(13.34)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.54%F
Expenses net of fee waivers, if any	.54%F
Expenses net of all reductions	.54%F
Net investment income (loss)	2.03%F
Supplemental Data
Net assets, end of period (000 omitted)	$235
Portfolio turnover rateE	29%F

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund Class Z

Year ended March 31,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.16
Net realized and unrealized gain (loss)	(1.42)
Total from investment operations	(1.26)
Distributions from net investment income	(.17)
Distributions from net realized gain	(.14)
Total distributions	(.30)C
Net asset value, end of period	$8.44
Total ReturnD	(13.20)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G
Expenses net of fee waivers, if any	.44%G
Expenses net of all reductions	.44%G
Net investment income (loss)	2.13%G
Supplemental Data
Net assets, end of period (000 omitted)	$96
Portfolio turnover rateF	29%G

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.30 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.135 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund Class Z6

Year ended March 31,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.17
Net realized and unrealized gain (loss)	(1.42)
Total from investment operations	(1.25)
Distributions from net investment income	(.17)
Distributions from net realized gain	(.14)
Total distributions	(.31)
Net asset value, end of period	$8.44
Total ReturnC	(13.16)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.34%F
Expenses net of fee waivers, if any	.34%F
Expenses net of all reductions	.34%F
Net investment income (loss)	2.24%F
Supplemental Data
Net assets, end of period (000 omitted)	$97
Portfolio turnover rateE	29%F

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2020

1. Organization.

Fidelity Freedom Blend Income Fund, Fidelity Freedom Blend 2005 Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund, Fidelity Freedom Blend 2060 Fund and Fidelity Freedom Blend 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Fidelity Freedom Blend, Class K, Class K6, Class I, Class Z and Class Z6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company LLC (FMR).

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2020, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Blend Income Fund	$44,501,029	$936,297	$(1,822,670)	$(886,373)
Fidelity Freedom Blend 2005 Fund	15,300,963	343,282	(805,952)	(462,670)
Fidelity Freedom Blend 2010 Fund	61,238,013	1,188,410	(4,350,715)	(3,162,305)
Fidelity Freedom Blend 2015 Fund	195,255,907	3,683,878	(16,569,366)	(12,885,488)
Fidelity Freedom Blend 2020 Fund	576,493,246	9,704,433	(57,555,734)	(47,851,301)
Fidelity Freedom Blend 2025 Fund	756,698,235	11,273,624	(84,165,758)	(72,892,134)
Fidelity Freedom Blend 2030 Fund	759,775,989	9,161,883	(96,106,072)	(86,944,189)
Fidelity Freedom Blend 2035 Fund	715,667,741	4,830,679	(107,826,168)	(102,995,489)
Fidelity Freedom Blend 2040 Fund	650,259,681	3,029,045	(105,447,225)	(102,418,180)
Fidelity Freedom Blend 2045 Fund	553,992,878	2,586,980	(89,892,669)	(87,305,689)
Fidelity Freedom Blend 2050 Fund	436,677,006	2,094,948	(70,193,136)	(68,098,188)
Fidelity Freedom Blend 2055 Fund	214,296,283	1,134,284	(34,200,412)	(33,066,128)
Fidelity Freedom Blend 2060 Fund	60,283,583	395,591	(9,505,350)	(9,109,759)
Fidelity Freedom Blend 2065 Fund	2,991,027	27,891	(490,254)	(462,363)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Freedom Blend Income Fund	$81,038	$121,499	$(886,373)
Fidelity Freedom Blend 2005 Fund	51,781	66,266	(462,670)
Fidelity Freedom Blend 2010 Fund	301,647	254,734	(3,162,305)
Fidelity Freedom Blend 2015 Fund	776,264	1,269,407	(12,885,488)
Fidelity Freedom Blend 2020 Fund	2,203,081	4,263,948	(47,851,301)
Fidelity Freedom Blend 2025 Fund	2,001,250	5,878,009	(72,892,134)
Fidelity Freedom Blend 2030 Fund	1,671,018	6,486,822	(86,944,189)
Fidelity Freedom Blend 2035 Fund	1,221,440	7,280,309	(102,995,489)
Fidelity Freedom Blend 2040 Fund	606,429	7,008,657	(102,418,180)
Fidelity Freedom Blend 2045 Fund	729,226	5,776,653	(87,305,689)
Fidelity Freedom Blend 2050 Fund	417,738	4,444,354	(68,098,188)
Fidelity Freedom Blend 2055 Fund	126,004	1,921,422	(33,066,128)
Fidelity Freedom Blend 2060 Fund	12,904	437,202	(9,109,759)
Fidelity Freedom Blend 2065 Fund	459	17,531	(462,363)

The tax character of distributions paid was as follows:

March 31, 2020
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Blend Income Fund	$766,290	$72,005	$838,295
Fidelity Freedom Blend 2005 Fund	303,065	51,664	354,729
Fidelity Freedom Blend 2010 Fund	1,210,596	233,479	1,444,075
Fidelity Freedom Blend 2015 Fund	4,259,540	1,094,695	5,354,235
Fidelity Freedom Blend 2020 Fund	12,956,260	3,936,430	16,892,690
Fidelity Freedom Blend 2025 Fund	16,691,273	5,575,537	22,266,810
Fidelity Freedom Blend 2030 Fund	16,431,474	6,424,713	22,856,187
Fidelity Freedom Blend 2035 Fund	15,395,850	7,647,885	23,043,735
Fidelity Freedom Blend 2040 Fund	12,750,679	7,425,385	20,176,064
Fidelity Freedom Blend 2045 Fund	10,723,027	6,314,951	17,037,978
Fidelity Freedom Blend 2050 Fund	7,953,134	4,553,711	12,506,845
Fidelity Freedom Blend 2055 Fund	3,338,678	1,766,809	5,105,487
Fidelity Freedom Blend 2060 Fund	756,662	375,346	1,132,008
Fidelity Freedom Blend 2065 Fund(a)	27,477	15,520	42,997

 (a) For the period June 28, 2019 (commencement of operations) to March 31, 2020.

March 31, 2019(a)
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Blend Income Fund	$22,760	$1,834	$24,594
Fidelity Freedom Blend 2005 Fund	12,566	3,062	15,628
Fidelity Freedom Blend 2010 Fund	14,253	4,324	18,577
Fidelity Freedom Blend 2015 Fund	17,733	5,221	22,954
Fidelity Freedom Blend 2020 Fund	20,764	6,526	27,290
Fidelity Freedom Blend 2025 Fund	22,001	7,519	29,520
Fidelity Freedom Blend 2030 Fund	17,786	9,425	27,211
Fidelity Freedom Blend 2035 Fund	23,081	10,632	33,713
Fidelity Freedom Blend 2040 Fund	19,601	11,710	31,311
Fidelity Freedom Blend 2045 Fund	27,675	12,202	39,877
Fidelity Freedom Blend 2050 Fund	17,198	11,596	28,794
Fidelity Freedom Blend 2055 Fund	16,884	11,570	28,454
Fidelity Freedom Blend 2060 Fund	18,947	11,615	30,562

 (a) For the period August 31, 2018 (commencement of operations) to March 31, 2019.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Blend Income Fund	55,847,936	14,141,614
Fidelity Freedom Blend 2005 Fund	21,426,743	8,221,082
Fidelity Freedom Blend 2010 Fund	78,713,585	20,288,586
Fidelity Freedom Blend 2015 Fund	250,455,158	65,268,444
Fidelity Freedom Blend 2020 Fund	741,392,395	190,773,840
Fidelity Freedom Blend 2025 Fund	918,176,257	206,979,052
Fidelity Freedom Blend 2030 Fund	914,790,154	181,252,992
Fidelity Freedom Blend 2035 Fund	858,951,028	170,239,260
Fidelity Freedom Blend 2040 Fund	768,003,946	135,000,280
Fidelity Freedom Blend 2045 Fund	654,055,752	110,991,761
Fidelity Freedom Blend 2050 Fund	508,847,780	81,476,625
Fidelity Freedom Blend 2055 Fund	242,791,810	33,604,313
Fidelity Freedom Blend 2060 Fund	65,488,834	7,801,206
Fidelity Freedom Blend 2065 Fund	3,315,623	326,144

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I, Fidelity Freedom Blend Class)	Annual % of Class-Level Average Net Assets (Classes K, K6, Z, Z6)
Fidelity Freedom Blend Income Fund	.46%	.36%
Fidelity Freedom Blend 2005 Fund	.46%	.36%
Fidelity Freedom Blend 2010 Fund	.47%	.37%
Fidelity Freedom Blend 2015 Fund	.48%	.38%
Fidelity Freedom Blend 2020 Fund	.50%	.40%
Fidelity Freedom Blend 2025 Fund	.51%	.41%
Fidelity Freedom Blend 2030 Fund	.52%	.42%
Fidelity Freedom Blend 2035 Fund	.53%	.43%
Fidelity Freedom Blend 2040 Fund	.54%	.44%
Fidelity Freedom Blend 2045 Fund	.54%	.44%
Fidelity Freedom Blend 2050 Fund	.54%	.44%
Fidelity Freedom Blend 2055 Fund	.54%	.44%
Fidelity Freedom Blend 2060 Fund	.54%	.44%
Fidelity Freedom Blend 2065 Fund	.54%	.44%

Under the expense contract, the investment adviser pays class-level expenses for Class K6 and Class Z6 of each Fund as necessary so that Class K6 and Class Z6 total expenses do not exceed certain amounts of Class K6 and Class Z6 average net assets, respectively, on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Classes K6, Z6)
Fidelity Freedom Blend Income Fund	.26%
Fidelity Freedom Blend 2005 Fund	.26%
Fidelity Freedom Blend 2010 Fund	.27%
Fidelity Freedom Blend 2015 Fund	.28%
Fidelity Freedom Blend 2020 Fund	.30%
Fidelity Freedom Blend 2025 Fund	.31%
Fidelity Freedom Blend 2030 Fund	.32%
Fidelity Freedom Blend 2035 Fund	.33%
Fidelity Freedom Blend 2040 Fund	.34%
Fidelity Freedom Blend 2045 Fund	.34%
Fidelity Freedom Blend 2050 Fund	.34%
Fidelity Freedom Blend 2055 Fund	.34%
Fidelity Freedom Blend 2060 Fund	.34%
Fidelity Freedom Blend 2065 Fund	.34%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Freedom Blend Income Fund
Class A	-%	.25%	$989	$813
Class M	.25%	.25%	1,241	496
Class C	.75%	.25%	1,624	1,225
			$3,854	$2,534
Fidelity Freedom Blend 2005 Fund
Class A	-%	.25%	$603	$262
Class M	.25%	.25%	564	526
Class C	.75%	.25%	1,291	1,121
			$2,458	$1,909
Fidelity Freedom Blend 2010 Fund
Class A	-%	.25%	$473	$262
Class M	.25%	.25%	1,006	522
Class C	.75%	.25%	1,136	1,072
			$2,615	$1,856
Fidelity Freedom Blend 2015 Fund
Class A	-%	.25%	$802	$255
Class M	.25%	.25%	558	523
Class C	.75%	.25%	1,941	1,452
			$3,301	$2,230
Fidelity Freedom Blend 2020 Fund
Class A	-%	.25%	$3,711	$539
Class M	.25%	.25%	846	532
Class C	.75%	.25%	5,372	2,991
			$9,929	$4,062
Fidelity Freedom Blend 2025 Fund
Class A	-%	.25%	$2,949	$1,398
Class M	.25%	.25%	3,203	493
Class C	.75%	.25%	3,791	2,183
			$9,943	$4,074
Fidelity Freedom Blend 2030 Fund
Class A	-%	.25%	$2,221	$463
Class M	.25%	.25%	3,157	765
Class C	.75%	.25%	4,945	4,133
			$10,323	$5,361
Fidelity Freedom Blend 2035 Fund
Class A	-%	.25%	$1,723	$433
Class M	.25%	.25%	1,246	498
Class C	.75%	.25%	2,780	1,890
			$5,749	$2,821
Fidelity Freedom Blend 2040 Fund
Class A	-%	.25%	$1,159	$264
Class M	.25%	.25%	1,088	492
Class C	.75%	.25%	2,971	1,878
			$5,218	$2,634
Fidelity Freedom Blend 2045 Fund
Class A	-%	.25%	$1,589	$656
Class M	.25%	.25%	1,832	503
Class C	.75%	.25%	2,235	1,726
			$5,656	$2,885
Fidelity Freedom Blend 2050 Fund
Class A	-%	.25%	$1,378	$756
Class M	.25%	.25%	1,227	496
Class C	.75%	.25%	2,952	2,408
			$5,557	$3,660
Fidelity Freedom Blend 2055 Fund
Class A	-%	.25%	$776	$385
Class M	.25%	.25%	810	562
Class C	.75%	.25%	1,475	1,431
			$3,061	$2,378
Fidelity Freedom Blend 2060 Fund
Class A	-%	.25%	$1,053	$300
Class M	.25%	.25%	756	512
Class C	.75%	.25%	1,691	1,682
			$3,500	$2,494
Fidelity Freedom Blend 2065 Fund
Class A	-%	.25%	$248	$221
Class M	.25%	.25%	512	428
Class C	.75%	.25%	1,088	893
			$1,848	$1,542
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Freedom Blend Income Fund
Class A	$259
Class M	242
$501
Fidelity Freedom Blend 2005 Fund
Class A	$6
$6
Fidelity Freedom Blend 2015 Fund
Class A	$255
Class M	3
$258
Fidelity Freedom Blend 2020 Fund
Class A	$496
Class M	203
Class C(a)	149
$848
Fidelity Freedom Blend 2025 Fund
Class A	$1,305
Class M	1,359
Class C(a)	250
$2,914
Fidelity Freedom Blend 2030 Fund
Class A	$2,523
Class M	1,627
Class C(a)	309
$4,459
Fidelity Freedom Blend 2035 Fund
Class A	$1,636
Class M	427
Class C(a)	5
$2,068
Fidelity Freedom Blend 2040 Fund
Class A	$2,818
Class M	314
Class C(a)	36
$3,168
Fidelity Freedom Blend 2045 Fund
Class A	$2,940
Class M	771
Class C(a)	73
$3,784
Fidelity Freedom Blend 2050 Fund
Class A	$1,430
Class M	1,162
Class C(a)	264
$2,856
Fidelity Freedom Blend 2055 Fund
Class A	$1,266
Class M	775
Class C(a)	57
$2,098
Fidelity Freedom Blend 2060 Fund
Class A	$1,726
Class M	354
Class C(a)	44
$2,124
Fidelity Freedom Blend 2065 Fund
Class A	$1,080
Class M	144
$1,224

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed certain Funds for certain losses, which are included in Net Realized Gain (Loss) in each Fund's accompanying Statement of Operations, as follows:

Amount
Fidelity Freedom Blend Income Fund	$126
Fidelity Freedom Blend 2005 Fund	45
Fidelity Freedom Blend 2010 Fund	151
Fidelity Freedom Blend 2015 Fund	474
Fidelity Freedom Blend 2020 Fund	1,263
Fidelity Freedom Blend 2025 Fund	1,346
Fidelity Freedom Blend 2030 Fund	1,083
Fidelity Freedom Blend 2035 Fund	359
Fidelity Freedom Blend 2040 Fund	58
Fidelity Freedom Blend 2045 Fund	49
Fidelity Freedom Blend 2050 Fund	38
Fidelity Freedom Blend 2055 Fund	19
Fidelity Freedom Blend 2060 Fund	7

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended March 31, 2020	Year ended March 31, 2019(a)
Fidelity Freedom Blend Income Fund
Distributions to shareholders
Class A	$8,738	$1,681
Class M	5,135	1,415
Class C	2,540	2,260
Fidelity Freedom Blend Income Fund	32,325	6,229
Class K	6,526	1,739
Class K6	775,252	6,084
Class I	2,636	1,678
Class Z	2,493	1,739
Class Z6	2,650	1,769
Total	$838,295	$24,594
Fidelity Freedom Blend 2005 Fund
Distributions to shareholders
Class A	$5,423	$3,022
Class M	1,990	1,450
Class C	2,254	1,280
Fidelity Freedom Blend 2005 Fund	23,445	1,646
Class K	3,270	1,640
Class K6	300,610	1,670
Class I	12,666	1,610
Class Z	2,484	1,640
Class Z6	2,587	1,670
Total	$354,729	$15,628
Fidelity Freedom Blend 2010 Fund
Distributions to shareholders
Class A	$4,117	$2,983
Class M	3,946	2,145
Class C	2,008	1,510
Fidelity Freedom Blend 2010 Fund	36,055	2,609
Class K	166,144	1,860
Class K6	1,219,643	1,890
Class I	7,112	1,830
Class Z	2,427	1,860
Class Z6	2,623	1,890
Total	$1,444,075	$18,577
Fidelity Freedom Blend 2015 Fund
Distributions to shareholders
Class A	$10,755	$1,630
Class M	2,598	1,550
Class C	3,226	3,292
Fidelity Freedom Blend 2015 Fund	138,729	7,732
Class K	159,590	1,740
Class K6	4,932,297	1,780
Class I	95,191	1,710
Class Z	2,853	1,740
Class Z6	8,996	1,780
Total	$5,354,235	$22,954
Fidelity Freedom Blend 2020 Fund
Distributions to shareholders
Class A	$52,542	$3,550
Class M	4,631	1,044
Class C	13,577	1,516
Fidelity Freedom Blend 2020 Fund	229,606	15,010
Class K	809,512	1,230
Class K6	15,685,257	1,260
Class I	88,112	1,190
Class Z	3,071	1,230
Class Z6	6,382	1,260
Total	$16,892,690	$27,290
Fidelity Freedom Blend 2025 Fund
Distributions to shareholders
Class A	$40,279	$2,341
Class M	8,783	1,801
Class C	11,457	1,630
Fidelity Freedom Blend 2025 Fund	213,672	13,758
Class K	799,085	1,980
Class K6	21,003,005	2,010
Class I	174,303	1,950
Class Z	3,260	1,980
Class Z6	12,966	2,070
Total	$22,266,810	$29,520
Fidelity Freedom Blend 2030 Fund
Distributions to shareholders
Class A	$34,389	$3,141
Class M	19,154	2,398
Class C	12,929	4,285
Fidelity Freedom Blend 2030 Fund	162,703	4,487
Class K	769,504	2,570
Class K6	21,676,270	2,610
Class I	159,078	2,540
Class Z	3,705	2,570
Class Z6	18,455	2,610
Total	$22,856,187	$27,211
Fidelity Freedom Blend 2035 Fund
Distributions to shareholders
Class A	$32,283	$2,922
Class M	8,010	4,429
Class C	8,721	2,270
Fidelity Freedom Blend 2035 Fund	134,952	10,992
Class K	598,323	2,610
Class K6	22,128,385	2,650
Class I	113,319	2,580
Class Z	9,587	2,610
Class Z6	10,155	2,650
Total	$23,043,735	$33,713
Fidelity Freedom Blend 2040 Fund
Distributions to shareholders
Class A	$19,594	$5,605
Class M	5,585	2,729
Class C	10,160	2,427
Fidelity Freedom Blend 2040 Fund	121,223	6,700
Class K	516,568	2,760
Class K6	19,412,655	2,800
Class I	81,386	2,730
Class Z	3,583	2,760
Class Z6	5,310	2,800
Total	$20,176,064	$31,311
Fidelity Freedom Blend 2045 Fund
Distributions to shareholders
Class A	$27,494	$3,446
Class M	7,045	4,165
Class C	6,265	2,591
Fidelity Freedom Blend 2045 Fund	68,591	16,095
Class K	461,012	2,710
Class K6	16,369,836	2,740
Class I	88,782	2,680
Class Z	3,619	2,710
Class Z6	5,334	2,740
Total	$17,037,978	$39,877
Fidelity Freedom Blend 2050 Fund
Distributions to shareholders
Class A	$19,819	$3,316
Class M	8,625	2,930
Class C	9,876	2,770
Fidelity Freedom Blend 2050 Fund	60,239	4,148
Class K	308,941	3,120
Class K6	11,994,804	3,150
Class I	96,721	3,090
Class Z	3,453	3,120
Class Z6	4,367	3,150
Total	$12,506,845	$28,794
Fidelity Freedom Blend 2055 Fund
Distributions to shareholders
Class A	$11,061	$3,064
Class M	4,435	2,982
Class C	4,029	2,820
Fidelity Freedom Blend 2055 Fund	22,905	3,718
Class K	153,497	3,170
Class K6	4,851,113	3,200
Class I	50,084	3,130
Class Z	3,207	3,170
Class Z6	5,156	3,200
Total	$5,105,487	$28,454
Fidelity Freedom Blend 2060 Fund
Distributions to shareholders
Class A	$12,880	$2,862
Class M	4,107	2,764
Class C	4,470	2,612
Fidelity Freedom Blend 2060 Fund	29,908	7,540
Class K	38,953	2,950
Class K6	1,010,306	2,980
Class I	25,016	2,924
Class Z	3,118	2,950
Class Z6	3,250	2,980
Total	$1,132,008	$30,562
Fidelity Freedom Blend 2065 Fund
Distributions to shareholders(b)
Class A	$4,538	$–
Class M	3,736	–
Class C	4,126	–
Fidelity Freedom Blend 2065 Fund	7,111	–
Class K	3,966	–
Class K6	9,439	–
Class I	3,337	–
Class Z	3,344	–
Class Z6	3,400	–
Total	$42,997	$–

 (a) For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 (b) For the period June 28, 2019 (commencement of operations) to March 31, 2020.

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2020	Year ended March 31, 2019(a)	Year ended March 31, 2020	Year ended March 31, 2019(a)
Fidelity Freedom Blend Income Fund
Class A
Shares sold	62,555	10,990	$638,682	$109,675
Reinvestment of distributions	843	173	8,738	1,681
Shares redeemed	(3,991)	(499)	(40,199)	(5,000)
Net increase (decrease)	59,407	10,664	$607,221	$106,356
Class M
Shares sold	26,230	10,000	$269,516	$100,000
Reinvestment of distributions	495	146	5,135	1,415
Shares redeemed	(21,272)	–	(214,074)	–
Net increase (decrease)	5,453	10,146	$60,577	$101,415
Class C
Shares sold	12,316	18,568	$127,258	$183,283
Reinvestment of distributions	245	234	2,540	2,260
Shares redeemed	(1,986)	(6,500)	(20,608)	(65,000)
Net increase (decrease)	10,575	12,302	$109,190	$120,543
Fidelity Freedom Blend Income Fund
Shares sold	422,104	70,586	$4,378,184	$691,454
Reinvestment of distributions	3,109	608	32,325	5,886
Shares redeemed	(189,533)	(33,487)	(1,961,292)	(327,744)
Net increase (decrease)	235,680	37,707	$2,449,217	$369,596
Class K
Shares sold	29,755	10,000	$309,910	$100,000
Reinvestment of distributions	628	179	6,526	1,739
Shares redeemed	(113)	–	(1,186)	–
Net increase (decrease)	30,270	10,179	$315,250	$101,739
Class K6
Shares sold	4,799,951	168,319	$48,890,496	$1,629,815
Reinvestment of distributions	74,806	620	775,252	6,084
Shares redeemed	(1,147,013)	(3,760)	(11,817,975)	(36,389)
Net increase (decrease)	3,727,744	165,179	$37,847,773	$1,599,510
Class I
Shares sold	15,112	10,000	$157,824	$100,000
Reinvestment of distributions	254	173	2,636	1,678
Shares redeemed	(1,325)	–	(13,883)	–
Net increase (decrease)	14,041	10,173	$146,577	$101,678
Class Z
Shares sold	–	10,000	$–	$100,000
Reinvestment of distributions	241	179	2,493	1,739
Net increase (decrease)	241	10,179	$2,493	$101,739
Class Z6
Shares sold	5,361	10,000	$56,499	$100,000
Reinvestment of distributions	256	182	2,650	1,769
Shares redeemed	(379)	–	(3,907)	–
Net increase (decrease)	5,238	10,182	$55,242	$101,769
Fidelity Freedom Blend 2005 Fund
Class A
Shares sold	11,122	18,563	$112,530	$182,296
Reinvestment of distributions	521	319	5,423	3,022
Shares redeemed	(3,711)	(147)	(36,690)	(1,392)
Net increase (decrease)	7,932	18,735	$81,263	$183,926
Class M
Shares sold	4,369	10,000	$45,522	$100,000
Reinvestment of distributions	191	153	1,990	1,450
Shares redeemed	(3,754)	–	(37,013)	–
Net increase (decrease)	806	10,153	$10,499	$101,450
Class C
Shares sold	16,140	10,000	$161,085	$100,000
Reinvestment of distributions	217	135	2,254	1,280
Shares redeemed	(419)	–	(4,103)	–
Net increase (decrease)	15,938	10,135	$159,236	$101,280
Fidelity Freedom Blend 2005 Fund
Shares sold	279,891	11,014	$2,857,879	$110,028
Reinvestment of distributions	2,253	173	23,445	1,646
Shares redeemed	(179,100)	(77)	(1,816,731)	(750)
Net increase (decrease)	103,044	11,110	$1,064,593	$110,924
Class K
Shares sold	7,581	10,000	$76,209	$100,000
Reinvestment of distributions	314	173	3,270	1,640
Shares redeemed	(21)	–	(201)	–
Net increase (decrease)	7,874	10,173	$79,278	$101,640
Class K6
Shares sold	1,882,369	117,462	$19,120,279	$1,125,955
Reinvestment of distributions	28,850	176	300,610	1,670
Shares redeemed	(813,267)	(25)	(8,297,598)	(241)
Net increase (decrease)	1,097,952	117,613	$11,123,291	$1,127,384
Class I
Shares sold	61,852	10,051	$643,522	$100,500
Reinvestment of distributions	1,215	170	12,666	1,610
Shares redeemed	(3,132)	(51)	(32,974)	(499)
Net increase (decrease)	59,935	10,170	$623,214	$101,611
Class Z
Shares sold	–	10,000	$–	$100,000
Reinvestment of distributions	238	173	2,484	1,640
Net increase (decrease)	238	10,173	$2,484	$101,640
Class Z6
Shares sold	448	10,000	$4,680	$100,000
Reinvestment of distributions	248	176	2,587	1,670
Shares redeemed	(1)	–	(7)	–
Net increase (decrease)	695	10,176	$7,260	$101,670
Fidelity Freedom Blend 2010 Fund
Class A
Shares sold	5,025	16,826	$50,531	$166,073
Reinvestment of distributions	394	320	4,117	2,983
Shares redeemed	(2,458)	(435)	(22,933)	(4,175)
Net increase (decrease)	2,961	16,711	$31,715	$164,881
Class M
Shares sold	16,393	12,472	$168,719	$123,732
Reinvestment of distributions	378	230	3,946	2,145
Shares redeemed	(2,618)	–	(24,213)	–
Net increase (decrease)	14,153	12,702	$148,452	$125,877
Class C
Shares sold	1,860	10,000	$19,065	$100,000
Reinvestment of distributions	192	162	2,008	1,510
Net increase (decrease)	2,052	10,162	$21,073	$101,510
Fidelity Freedom Blend 2010 Fund
Shares sold	347,271	14,603	$3,601,555	$145,000
Reinvestment of distributions	3,451	280	36,055	2,609
Shares redeemed	(137,893)	–	(1,430,093)	–
Net increase (decrease)	212,829	14,883	$2,207,517	$147,609
Class K
Shares sold	659,888	10,000	$6,824,771	$100,000
Reinvestment of distributions	15,884	199	166,144	1,860
Shares redeemed	(32,064)	–	(329,148)	–
Net increase (decrease)	643,708	10,199	$6,661,767	$101,860
Class K6
Shares sold	6,005,660	313,573	$60,620,115	$3,001,673
Reinvestment of distributions	116,622	203	1,219,643	1,890
Shares redeemed	(1,315,490)	(143,149)	(13,382,189)	(1,388,852)
Net increase (decrease)	4,806,792	170,627	$48,457,569	$1,614,711
Class I
Shares sold	37,258	10,000	$387,686	$100,000
Reinvestment of distributions	680	196	7,112	1,830
Shares redeemed	(1,271)	–	(13,355)	–
Net increase (decrease)	36,667	10,196	$381,443	$101,830
Class Z
Shares sold	–	10,000	$–	$100,000
Reinvestment of distributions	232	199	2,427	1,860
Net increase (decrease)	232	10,199	$2,427	$101,860
Class Z6
Shares sold	33,688	10,000	$356,908	$100,000
Reinvestment of distributions	250	203	2,623	1,890
Shares redeemed	(14,537)	–	(152,360)	–
Net increase (decrease)	19,401	10,203	$207,171	$101,890
Fidelity Freedom Blend 2015 Fund
Class A
Shares sold	28,250	19,467	$293,223	$193,535
Reinvestment of distributions	837	177	8,766	1,630
Shares redeemed	(12,078)	–	(114,023)	–
Net increase (decrease)	17,009	19,644	$187,966	$195,165
Class M
Shares sold	889	10,000	$9,027	$100,000
Reinvestment of distributions	248	168	2,598	1,550
Net increase (decrease)	1,137	10,168	$11,625	$101,550
Class C
Shares sold	36,356	23,897	$359,968	$230,277
Reinvestment of distributions	309	358	3,226	3,292
Shares redeemed	(1,494)	(9,626)	(15,824)	(94,714)
Net increase (decrease)	35,171	14,629	$347,370	$138,855
Fidelity Freedom Blend 2015 Fund
Shares sold	1,342,090	46,537	$13,848,094	$453,571
Reinvestment of distributions	13,245	839	138,673	7,732
Shares redeemed	(508,223)	(176)	(5,227,808)	(1,698)
Net increase (decrease)	847,112	47,200	$8,758,959	$459,605
Class K
Shares sold	807,937	10,000	$8,362,163	$100,000
Reinvestment of distributions	15,228	189	159,590	1,740
Shares redeemed	(183,022)	–	(1,891,984)	–
Net increase (decrease)	640,143	10,189	$6,629,769	$101,740
Class K6
Shares sold	19,726,381	935,723	$198,186,726	$8,831,932
Reinvestment of distributions	470,564	193	4,932,297	1,780
Shares redeemed	(3,853,351)	(112,769)	(39,415,063)	(1,093,561)
Net increase (decrease)	16,343,594	823,147	$163,703,960	$7,740,151
Class I
Shares sold	372,907	10,000	$3,909,828	$100,000
Reinvestment of distributions	9,101	186	95,191	1,710
Shares redeemed	(11,553)	–	(114,498)	–
Net increase (decrease)	370,455	10,186	$3,890,521	$101,710
Class Z
Shares sold	–	10,000	$–	$100,000
Reinvestment of distributions	272	189	2,853	1,740
Net increase (decrease)	272	10,189	$2,853	$101,740
Class Z6
Shares sold	77,326	10,000	$792,258	$100,000
Reinvestment of distributions	858	193	8,996	1,780
Shares redeemed	(17,875)	–	(168,239)	–
Net increase (decrease)	60,309	10,193	$633,015	$101,780
Fidelity Freedom Blend 2020 Fund
Class A
Shares sold	210,830	90,623	$2,137,244	$866,540
Reinvestment of distributions	4,985	388	52,542	3,550
Shares redeemed	(153,051)	(846)	(1,532,924)	(8,100)
Net increase (decrease)	62,764	90,165	$656,862	$861,990
Class M
Shares sold	22,771	10,649	$238,437	$106,358
Reinvestment of distributions	439	114	4,631	1,044
Shares redeemed	(5,246)	(30)	(51,676)	(281)
Net increase (decrease)	17,964	10,733	$191,392	$107,121
Class C
Shares sold	32,007	38,753	$327,258	$379,766
Reinvestment of distributions	1,291	166	13,577	1,516
Shares redeemed	(27,669)	–	(294,717)	–
Net increase (decrease)	5,629	38,919	$46,118	$381,282
Fidelity Freedom Blend 2020 Fund
Shares sold	3,071,141	202,319	$31,827,871	$1,911,655
Reinvestment of distributions	21,350	1,642	225,245	15,010
Shares redeemed	(1,155,853)	(86,207)	(11,831,997)	(829,813)
Net increase (decrease)	1,936,638	117,754	$20,221,119	$1,096,852
Class K
Shares sold	2,837,630	10,000	$29,553,993	$100,000
Reinvestment of distributions	76,658	134	809,512	1,230
Shares redeemed	(411,861)	–	(4,345,988)	–
Net increase (decrease)	2,502,427	10,134	$26,017,517	$101,230
Class K6
Shares sold	58,938,931	2,552,418	$593,707,590	$23,902,190
Reinvestment of distributions	1,483,753	138	15,685,257	1,260
Shares redeemed	(11,477,811)	(433,337)	(117,101,198)	(4,233,776)
Net increase (decrease)	48,944,873	2,119,219	$492,291,649	$19,669,674
Class I
Shares sold	589,216	12,024	$6,185,794	$120,000
Reinvestment of distributions	8,344	130	88,112	1,190
Shares redeemed	(54,803)	–	(521,841)	–
Net increase (decrease)	542,757	12,154	$5,752,065	$121,190
Class Z
Shares sold	2,526	10,000	$27,000	$100,000
Reinvestment of distributions	290	134	3,071	1,230
Net increase (decrease)	2,816	10,134	$30,071	$101,230
Class Z6
Shares sold	447,539	16,287	$4,712,064	$161,553
Reinvestment of distributions	603	138	6,382	1,260
Shares redeemed	(266,580)	(6,287)	(2,446,908)	(61,239)
Net increase (decrease)	181,562	10,138	$2,271,538	$101,574
Fidelity Freedom Blend 2025 Fund
Class A
Shares sold	219,652	18,014	$2,222,602	$175,792
Reinvestment of distributions	3,840	261	40,279	2,341
Shares redeemed	(53,075)	(1,119)	(530,975)	(10,301)
Net increase (decrease)	170,417	17,156	$1,731,906	$167,832
Class M
Shares sold	75,724	75,789	$798,244	$737,334
Reinvestment of distributions	833	200	8,783	1,801
Shares redeemed	(55,530)	–	(565,093)	–
Net increase (decrease)	21,027	75,989	$241,934	$739,135
Class C
Shares sold	32,708	31,302	$320,136	$305,603
Reinvestment of distributions	1,095	181	11,457	1,630
Shares redeemed	(12,041)	(1,076)	(121,855)	(10,218)
Net increase (decrease)	21,762	30,407	$209,738	$297,015
Fidelity Freedom Blend 2025 Fund
Shares sold	2,937,252	195,169	$30,409,391	$1,876,769
Reinvestment of distributions	20,195	1,532	211,842	13,758
Shares redeemed	(790,375)	(31,642)	(8,102,956)	(307,029)
Net increase (decrease)	2,167,072	165,059	$22,518,277	$1,583,498
Class K
Shares sold	3,101,173	10,000	$31,910,064	$100,000
Reinvestment of distributions	76,103	220	799,085	1,980
Shares redeemed	(549,601)	–	(5,393,857)	–
Net increase (decrease)	2,627,675	10,220	$27,315,292	$101,980
Class K6
Shares sold	70,458,538	4,331,747	$703,260,058	$40,063,466
Reinvestment of distributions	1,997,769	224	21,003,005	2,010
Shares redeemed	(8,245,281)	(180,792)	(81,859,127)	(1,728,766)
Net increase (decrease)	64,211,026	4,151,179	$642,403,936	$38,336,710
Class I
Shares sold	909,969	10,000	$9,435,700	$100,000
Reinvestment of distributions	16,616	217	174,303	1,950
Shares redeemed	(92,290)	–	(947,828)	–
Net increase (decrease)	834,295	10,217	$8,662,175	$101,950
Class Z
Shares sold	–	10,000	$–	$100,000
Reinvestment of distributions	310	220	3,260	1,980
Net increase (decrease)	310	10,220	$3,260	$101,980
Class Z6
Shares sold	443,762	10,301	$4,623,108	$103,000
Reinvestment of distributions	1,234	230	12,966	2,070
Shares redeemed	(43,344)	–	(446,904)	–
Net increase (decrease)	401,652	10,531	$4,189,170	$105,070
Fidelity Freedom Blend 2030 Fund
Class A
Shares sold	222,484	35,559	$2,218,980	$338,052
Reinvestment of distributions	3,300	359	34,389	3,141
Shares redeemed	(89,605)	–	(829,687)	–
Net increase (decrease)	136,179	35,918	$1,423,682	$341,193
Class M
Shares sold	212,482	19,237	$2,218,002	$188,421
Reinvestment of distributions	1,840	274	19,154	2,398
Shares redeemed	(120,923)	(1,939)	(1,251,910)	(18,770)
Net increase (decrease)	93,399	17,572	$985,246	$172,049
Class C
Shares sold	96,524	26,381	$852,234	$252,448
Reinvestment of distributions	1,243	490	12,929	4,285
Shares redeemed	(12,142)	–	(123,032)	–
Net increase (decrease)	85,625	26,871	$742,131	$256,733
Fidelity Freedom Blend 2030 Fund
Shares sold	2,219,255	88,686	$22,724,146	$846,378
Reinvestment of distributions	15,582	512	162,525	4,487
Shares redeemed	(282,422)	(10,519)	(2,812,945)	(100,972)
Net increase (decrease)	1,952,415	78,679	$20,073,726	$749,893
Class K
Shares sold	2,663,047	10,000	$26,975,778	$100,000
Reinvestment of distributions	73,778	293	769,504	2,570
Shares redeemed	(295,302)	–	(2,979,983)	–
Net increase (decrease)	2,441,523	10,293	$24,765,299	$102,570
Class K6
Shares sold	71,449,167	2,344,828	$703,759,303	$21,161,628
Reinvestment of distributions	2,075,308	298	21,676,270	2,610
Shares redeemed	(6,220,182)	(98,703)	(60,775,687)	(935,205)
Net increase (decrease)	67,304,293	2,246,423	$664,659,886	$20,229,033
Class I
Shares sold	1,330,677	10,000	$13,669,900	$100,000
Reinvestment of distributions	15,252	290	159,078	2,540
Shares redeemed	(162,714)	–	(1,623,820)	–
Net increase (decrease)	1,183,215	10,290	$12,205,158	$102,540
Class Z
Shares sold	5,262	10,000	$55,731	$100,000
Reinvestment of distributions	355	293	3,705	2,570
Net increase (decrease)	5,617	10,293	$59,436	$102,570
Class Z6
Shares sold	456,774	103,038	$4,726,736	$988,511
Reinvestment of distributions	1,766	298	18,455	2,610
Shares redeemed	(52,856)	(65,359)	(476,266)	(622,873)
Net increase (decrease)	405,684	37,977	$4,268,925	$368,248
Fidelity Freedom Blend 2035 Fund
Class A
Shares sold	74,994	36,896	$759,705	$353,952
Reinvestment of distributions	3,098	341	32,283	2,922
Shares redeemed	(21,952)	(12)	(212,265)	(103)
Net increase (decrease)	56,140	37,225	$579,723	$356,771
Class M
Shares sold	35,509	17,984	$361,165	$173,296
Reinvestment of distributions	769	517	8,010	4,429
Shares redeemed	(20,415)	–	(213,271)	–
Net increase (decrease)	15,863	18,501	$155,904	$177,725
Class C
Shares sold	11,572	21,319	$114,935	$207,251
Reinvestment of distributions	838	265	8,721	2,270
Shares redeemed	(1,519)	–	(15,601)	–
Net increase (decrease)	10,891	21,584	$108,055	$209,521
Fidelity Freedom Blend 2035 Fund
Shares sold	1,936,875	122,967	$19,814,978	$1,168,626
Reinvestment of distributions	12,930	1,284	134,860	10,992
Shares redeemed	(321,953)	(21,782)	(3,252,705)	(206,991)
Net increase (decrease)	1,627,852	102,469	$16,697,133	$972,627
Class K
Shares sold	1,894,188	10,000	$18,850,169	$100,000
Reinvestment of distributions	57,311	305	598,323	2,610
Shares redeemed	(75,633)	–	(760,821)	–
Net increase (decrease)	1,875,866	10,305	$18,687,671	$102,610
Class K6
Shares sold	68,941,798	2,453,196	$674,125,737	$21,896,411
Reinvestment of distributions	2,118,650	309	22,128,385	2,650
Shares redeemed	(6,081,849)	(70,699)	(58,379,394)	(651,805)
Net increase (decrease)	64,978,599	2,382,806	$637,874,728	$21,247,256
Class I
Shares sold	802,010	10,888	$8,214,796	$108,315
Reinvestment of distributions	10,865	301	113,319	2,580
Shares redeemed	(138,887)	–	(1,371,432)	–
Net increase (decrease)	673,988	11,189	$6,956,683	$110,895
Class Z
Shares sold	15,166	10,440	$152,875	$103,942
Reinvestment of distributions	918	305	9,587	2,610
Net increase (decrease)	16,084	10,745	$162,462	$106,552
Class Z6
Shares sold	274,462	10,000	$2,848,481	$100,000
Reinvestment of distributions	972	309	10,155	2,650
Shares redeemed	(32,970)	–	(309,622)	–
Net increase (decrease)	242,464	10,309	$2,549,014	$102,650
Fidelity Freedom Blend 2040 Fund
Class A
Shares sold	60,630	26,037	$596,550	$245,967
Reinvestment of distributions	1,884	661	19,594	5,605
Shares redeemed	(5,252)	–	(54,714)	–
Net increase (decrease)	57,262	26,698	$561,430	$251,572
Class M
Shares sold	38,917	13,392	$406,464	$131,419
Reinvestment of distributions	536	321	5,585	2,729
Shares redeemed	(14,723)	–	(138,164)	–
Net increase (decrease)	24,730	13,713	$273,885	$134,148
Class C
Shares sold	24,274	21,513	$235,367	$208,602
Reinvestment of distributions	978	286	10,160	2,427
Shares redeemed	(3,808)	–	(38,081)	–
Net increase (decrease)	21,444	21,799	$207,446	$211,029
Fidelity Freedom Blend 2040 Fund
Shares sold	1,965,272	61,771	$20,064,811	$580,805
Reinvestment of distributions	11,629	790	121,169	6,700
Shares redeemed	(212,164)	(821)	(2,040,180)	(7,718)
Net increase (decrease)	1,764,737	61,740	$18,145,800	$579,787
Class K
Shares sold	1,855,388	10,000	$18,520,673	$100,000
Reinvestment of distributions	49,527	325	516,568	2,760
Shares redeemed	(82,653)	–	(837,026)	–
Net increase (decrease)	1,822,262	10,325	$18,200,215	$102,760
Class K6
Shares sold	62,771,495	1,662,001	$609,899,448	$14,644,554
Reinvestment of distributions	1,860,502	330	19,412,655	2,800
Shares redeemed	(4,823,088)	(98,949)	(46,032,380)	(913,258)
Net increase (decrease)	59,808,909	1,563,382	$583,279,723	$13,734,096
Class I
Shares sold	573,473	10,124	$5,791,423	$101,151
Reinvestment of distributions	7,811	322	81,386	2,730
Shares redeemed	(103,563)	–	(1,078,530)	–
Net increase (decrease)	477,721	10,446	$4,794,279	$103,881
Class Z
Shares sold	–	10,000	$–	$100,000
Reinvestment of distributions	343	325	3,583	2,760
Net increase (decrease)	343	10,325	$3,583	$102,760
Class Z6
Shares sold	216,662	26,471	$2,260,493	$255,454
Reinvestment of distributions	508	330	5,310	2,800
Shares redeemed	(60,449)	–	(573,566)	–
Net increase (decrease)	156,721	26,801	$1,692,237	$258,254
Fidelity Freedom Blend 2045 Fund
Class A
Shares sold	82,029	26,122	$819,225	$253,005
Reinvestment of distributions	2,639	406	27,494	3,446
Shares redeemed	(10,297)	(63)	(103,421)	(600)
Net increase (decrease)	74,371	26,465	$743,298	$255,851
Class M
Shares sold	121,324	16,576	$1,272,405	$160,743
Reinvestment of distributions	677	491	7,045	4,165
Shares redeemed	(3,456)	(271)	(34,441)	(2,560)
Net increase (decrease)	118,545	16,796	$1,245,009	$162,348
Class C
Shares sold	16,836	16,112	$168,708	$157,390
Reinvestment of distributions	603	305	6,265	2,591
Shares redeemed	(2,291)	–	(22,573)	–
Net increase (decrease)	15,148	16,417	$152,400	$159,981
Fidelity Freedom Blend 2045 Fund
Shares sold	1,374,727	93,536	$14,041,739	$873,152
Reinvestment of distributions	6,577	1,896	68,591	16,095
Shares redeemed	(172,550)	(17,143)	(1,608,006)	(148,361)
Net increase (decrease)	1,208,754	78,289	$12,502,324	$740,886
Class K
Shares sold	1,685,191	10,000	$16,854,789	$100,000
Reinvestment of distributions	44,201	319	461,012	2,710
Shares redeemed	(116,901)	–	(1,169,196)	–
Net increase (decrease)	1,612,491	10,319	$16,146,605	$102,710
Class K6
Shares sold	53,576,395	905,331	$520,549,510	$8,061,254
Reinvestment of distributions	1,567,387	323	16,369,836	2,740
Shares redeemed	(3,641,445)	(37,415)	(34,923,157)	(348,453)
Net increase (decrease)	51,502,337	868,239	$501,996,189	$7,715,541
Class I
Shares sold	414,698	10,000	$4,173,179	$100,000
Reinvestment of distributions	8,521	316	88,782	2,680
Shares redeemed	(24,213)	–	(250,866)	–
Net increase (decrease)	399,006	10,316	$4,011,095	$102,680
Class Z
Shares sold	416	10,000	$4,098	$100,000
Reinvestment of distributions	346	319	3,619	2,710
Net increase (decrease)	762	10,319	$7,717	$102,710
Class Z6
Shares sold	125,922	10,000	$1,256,608	$100,000
Reinvestment of distributions	511	323	5,334	2,740
Shares redeemed	(3,552)	–	(32,601)	–
Net increase (decrease)	122,881	10,323	$1,229,341	$102,740
Fidelity Freedom Blend 2050 Fund
Class A
Shares sold	60,808	26,016	$577,409	$241,577
Reinvestment of distributions	1,893	392	19,643	3,316
Shares redeemed	(9,904)	(1,246)	(98,042)	(11,291)
Net increase (decrease)	52,797	25,162	$499,010	$233,602
Class M
Shares sold	30,577	10,039	$298,706	$100,365
Reinvestment of distributions	832	347	8,625	2,930
Shares redeemed	(5,655)	–	(56,777)	–
Net increase (decrease)	25,754	10,386	$250,554	$103,295
Class C
Shares sold	43,888	14,119	$419,403	$138,357
Reinvestment of distributions	955	327	9,876	2,770
Shares redeemed	(4,602)	–	(44,442)	–
Net increase (decrease)	40,241	14,446	$384,837	$141,127
Fidelity Freedom Blend 2050 Fund
Shares sold	1,196,246	49,174	$12,158,738	$463,866
Reinvestment of distributions	5,804	491	60,239	4,148
Shares redeemed	(97,735)	(705)	(961,160)	(6,683)
Net increase (decrease)	1,104,315	48,960	$11,257,817	$461,331
Class K
Shares sold	1,085,097	10,000	$10,766,293	$100,000
Reinvestment of distributions	29,763	369	308,941	3,120
Shares redeemed	(115,539)	–	(1,168,292)	–
Net increase (decrease)	999,321	10,369	$9,906,942	$103,120
Class K6
Shares sold	42,505,008	812,830	$410,753,832	$7,194,569
Reinvestment of distributions	1,153,996	373	11,994,804	3,150
Shares redeemed	(2,905,330)	(27,727)	(27,598,201)	(259,318)
Net increase (decrease)	40,753,674	785,476	$395,150,435	$6,938,401
Class I
Shares sold	411,997	10,292	$4,090,112	$102,603
Reinvestment of distributions	9,318	366	96,721	3,090
Shares redeemed	(46,900)	–	(452,765)	–
Net increase (decrease)	374,415	10,658	$3,734,068	$105,693
Class Z
Shares sold	–	10,000	$–	$100,000
Reinvestment of distributions	332	369	3,453	3,120
Net increase (decrease)	332	10,369	$3,453	$103,120
Class Z6
Shares sold	229,013	10,000	$2,363,807	$100,000
Reinvestment of distributions	420	373	4,367	3,150
Shares redeemed	(2,239)	–	(18,844)	–
Net increase (decrease)	227,194	10,373	$2,349,330	$103,150
Fidelity Freedom Blend 2055 Fund
Class A
Shares sold	32,623	15,518	$320,492	$150,503
Reinvestment of distributions	1,064	363	11,061	3,064
Shares redeemed	(2,079)	–	(20,792)	–
Net increase (decrease)	31,608	15,881	$310,761	$153,567
Class M
Shares sold	19,745	10,302	$198,412	$102,820
Reinvestment of distributions	427	353	4,435	2,982
Shares redeemed	(730)	–	(7,443)	–
Net increase (decrease)	19,442	10,655	$195,404	$105,802
Class C
Shares sold	9,252	10,988	$90,453	$109,225
Reinvestment of distributions	388	334	4,029	2,820
Shares redeemed	(2,339)	–	(23,298)	–
Net increase (decrease)	7,301	11,322	$71,184	$112,045
Fidelity Freedom Blend 2055 Fund
Shares sold	628,014	33,559	$6,395,015	$320,437
Reinvestment of distributions	2,201	440	22,905	3,718
Shares redeemed	(35,245)	(364)	(351,096)	(3,396)
Net increase (decrease)	594,970	33,635	$6,066,824	$320,759
Class K
Shares sold	621,789	10,000	$6,185,860	$100,000
Reinvestment of distributions	14,745	375	153,497	3,170
Shares redeemed	(72,759)	–	(708,474)	–
Net increase (decrease)	563,775	10,375	$5,630,883	$103,170
Class K6
Shares sold	20,720,008	439,603	$200,342,623	$3,882,496
Reinvestment of distributions	465,881	379	4,851,113	3,200
Shares redeemed	(1,391,367)	(17,619)	(12,921,590)	(160,478)
Net increase (decrease)	19,794,522	422,363	$192,272,146	$3,725,218
Class I
Shares sold	238,393	10,000	$2,364,256	$100,000
Reinvestment of distributions	4,816	370	50,084	3,130
Shares redeemed	(30,006)	–	(304,125)	–
Net increase (decrease)	213,203	10,370	$2,110,215	$103,130
Class Z
Shares sold	–	10,000	$–	$100,000
Reinvestment of distributions	308	375	3,207	3,170
Net increase (decrease)	308	10,375	$3,207	$103,170
Class Z6
Shares sold	76,670	10,000	$788,359	$100,000
Reinvestment of distributions	495	379	5,156	3,200
Shares redeemed	(3,981)	–	(37,788)	–
Net increase (decrease)	73,184	10,379	$755,727	$103,200
Fidelity Freedom Blend 2060 Fund
Class A
Shares sold	37,225	25,144	$363,718	$239,656
Reinvestment of distributions	1,237	338	12,880	2,862
Shares redeemed	(4,518)	–	(46,270)	–
Net increase (decrease)	33,944	25,482	$330,328	$242,518
Class M
Shares sold	9,936	14,705	$99,900	$142,596
Reinvestment of distributions	395	326	4,107	2,764
Shares redeemed	(4,387)	–	(42,552)	–
Net increase (decrease)	5,944	15,031	$61,455	$145,360
Class C
Shares sold	16,593	10,942	$164,497	$108,820
Reinvestment of distributions	431	308	4,470	2,612
Shares redeemed	(1,343)	–	(13,597)	–
Net increase (decrease)	15,681	11,250	$155,370	$111,432
Fidelity Freedom Blend 2060 Fund
Shares sold	301,091	47,789	$3,009,069	$448,564
Reinvestment of distributions	2,870	890	29,908	7,540
Shares redeemed	(17,766)	(1,176)	(175,374)	(11,123)
Net increase (decrease)	286,195	47,503	$2,863,603	$444,981
Class K
Shares sold	159,219	10,000	$1,575,376	$100,000
Reinvestment of distributions	3,732	348	38,953	2,950
Shares redeemed	(16,014)	–	(160,325)	–
Net increase (decrease)	146,937	10,348	$1,454,004	$102,950
Class K6
Shares sold	5,632,561	137,069	$54,434,732	$1,222,903
Reinvestment of distributions	96,880	352	1,010,306	2,980
Shares redeemed	(495,746)	(5,301)	(4,563,687)	(50,065)
Net increase (decrease)	5,233,695	132,120	$50,881,351	$1,175,818
Class I
Shares sold	125,809	10,397	$1,254,764	$103,616
Reinvestment of distributions	2,399	345	25,016	2,924
Shares redeemed	(8,394)	(11)	(84,666)	(99)
Net increase (decrease)	119,814	10,731	$1,195,114	$106,441
Class Z
Shares sold	37	10,011	$370	$100,100
Reinvestment of distributions	299	348	3,118	2,950
Net increase (decrease)	336	10,359	$3,488	$103,050
Class Z6
Shares sold	35,644	10,436	$373,562	$104,106
Reinvestment of distributions	312	352	3,250	2,980
Shares redeemed	(1,699)	–	(16,504)	–
Net increase (decrease)	34,257	10,788	$360,308	$107,086
Fidelity Freedom Blend 2065 Fund(b)
Class A
Shares sold	21,250	–	$212,603	$–
Reinvestment of distributions	429	–	4,538	–
Shares redeemed	(3,367)	–	(35,787)	–
Net increase (decrease)	18,312	–	$181,354	$–
Class M
Shares sold	19,398	–	$197,568	$–
Reinvestment of distributions	353	–	3,736	–
Shares redeemed	(100)	–	(1,055)	–
Net increase (decrease)	19,651	–	$200,249	$–
Class C
Shares sold	18,175	–	$181,622	$–
Reinvestment of distributions	390	–	4,126	–
Shares redeemed	(3)	–	(30)	–
Net increase (decrease)	18,562	–	$185,718	$–
Fidelity Freedom Blend 2065 Fund
Shares sold	50,839	–	$513,323	$–
Reinvestment of distributions	672	–	7,111	–
Shares redeemed	(1,358)	–	(13,934)	–
Net increase (decrease)	50,153	–	$506,500	$–
Class K
Shares sold	13,889	–	$138,798	$–
Reinvestment of distributions	375	–	3,966	–
Shares redeemed	(295)	–	(3,102)	–
Net increase (decrease)	13,969	–	$139,662	$–
Class K6
Shares sold	130,843	–	$1,290,645	$–
Reinvestment of distributions	892	–	9,439	–
Shares redeemed	(3,142)	–	(29,862)	–
Net increase (decrease)	128,593	–	$1,270,222	$–
Class I
Shares sold	27,553	–	$256,437	$–
Reinvestment of distributions	315	–	3,337	–
Shares redeemed	(16)	–	(166)	–
Net increase (decrease)	27,852	–	$259,608	$–
Class Z
Shares sold	11,111	–	$111,110	$–
Reinvestment of distributions	316	–	3,344	–
Net increase (decrease)	11,427	–	$114,454	$–
Class Z6
Shares sold	11,203	–	$111,823	$–
Reinvestment of distributions	321	–	3,400	–
Net increase (decrease)	11,524	–	$115,223	$–

 (a) For the period August 31, 2018 (commencement of sale of shares) to March 31, 2019.

 (b) For the period June 28, 2019 (commencement of operations) to March 31, 2020.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Freedom Blend 2020 Fund	Fidelity Freedom Blend 2025 Fund	Fidelity Freedom Blend 2030 Fund	Fidelity Freedom Blend 2035 Fund	Fidelity Freedom Blend 2040 Fund	Fidelity Freedom Blend 2045 Fund	Fidelity Freedom Blend 2050 Fund
Fidelity Series Corporate Bond Fund	21%	25%	21%	–	–	–	–
Fidelity Series Government Bond Index Fund	22%	26%	21%	–	–	–	–
Fidelity Large Cap Growth Index Fund	–	12%	14%	16%	16%	13%	11%
Fidelity Investment Grade Securitized Fund	21%	25%	21%	–	–	–	–
Fidelity International Index Fund	–	12%	13%	15%	15%	12%	–

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Corporate Bond Fund	89%
Fidelity Series Government Bond Index Fund	93%
Fidelity Large Cap Growth Index Fund	98%
Fidelity Investment Grade Securitized Fund	89%
Fidelity International Index Fund	94%

In addition, at the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following Funds:

Affiliated %
Fidelity Freedom Blend 2065 Fund	28%

Coronavirus (COVID-19) Pandemic. An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Aberdeen Street Trust and Shareholders of each of the fourteen funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (fourteen of the funds constituting Fidelity Aberdeen Street Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2020, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2020, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of operations	Statement of changes in net assets	Financial highlights
Fidelity Freedom Blend Income Fund	For the year ended March 31, 2020	For the year ended March 31, 2020 and the period August 31, 2018 (commencement of operations) to March 31, 2019	For the year ended March 31, 2020 and the period August 31, 2018 (commencement of operations) to March 31, 2019
Fidelity Freedom Blend 2005 Fund	For the year ended March 31, 2020	For the year ended March 31, 2020 and the period August 31, 2018 (commencement of operations) to March 31, 2019	For the year ended March 31, 2020 and the period August 31, 2018 (commencement of operations) to March 31, 2019
Fidelity Freedom Blend 2010 Fund	For the year ended March 31, 2020	For the year ended March 31, 2020 and the period August 31, 2018 (commencement of operations) to March 31, 2019	For the year ended March 31, 2020 and the period August 31, 2018 (commencement of operations) to March 31, 2019
Fidelity Freedom Blend 2015 Fund	For the year ended March 31, 2020	For the year ended March 31, 2020 and the period August 31, 2018 (commencement of operations) to March 31, 2019	For the year ended March 31, 2020 and the period August 31, 2018 (commencement of operations) to March 31, 2019
Fidelity Freedom Blend 2020 Fund	For the year ended March 31, 2020	For the year ended March 31, 2020 and the period August 31, 2018 (commencement of operations) to March 31, 2019	For the year ended March 31, 2020 and the period August 31, 2018 (commencement of operations) to March 31, 2019
Fidelity Freedom Blend 2025 Fund	For the year ended March 31, 2020	For the year ended March 31, 2020 and the period August 31, 2018 (commencement of operations) to March 31, 2019	For the year ended March 31, 2020 and the period August 31, 2018 (commencement of operations) to March 31, 2019
Fidelity Freedom Blend 2030 Fund	For the year ended March 31, 2020	For the year ended March 31, 2020 and the period August 31, 2018 (commencement of operations) to March 31, 2019	For the year ended March 31, 2020 and the period August 31, 2018 (commencement of operations) to March 31, 2019
Fidelity Freedom Blend 2035 Fund	For the year ended March 31, 2020	For the year ended March 31, 2020 and the period August 31, 2018 (commencement of operations) to March 31, 2019	For the year ended March 31, 2020 and the period August 31, 2018 (commencement of operations) to March 31, 2019
Fidelity Freedom Blend 2040 Fund	For the year ended March 31, 2020	For the year ended March 31, 2020 and the period August 31, 2018 (commencement of operations) to March 31, 2019	For the year ended March 31, 2020 and the period August 31, 2018 (commencement of operations) to March 31, 2019
Fidelity Freedom Blend 2045 Fund	For the year ended March 31, 2020	For the year ended March 31, 2020 and the period August 31, 2018 (commencement of operations) to March 31, 2019	For the year ended March 31, 2020 and the period August 31, 2018 (commencement of operations) to March 31, 2019
Fidelity Freedom Blend 2050 Fund	For the year ended March 31, 2020	For the year ended March 31, 2020 and the period August 31, 2018 (commencement of operations) to March 31, 2019	For the year ended March 31, 2020 and the period August 31, 2018 (commencement of operations) to March 31, 2019
Fidelity Freedom Blend 2055 Fund	For the year ended March 31, 2020	For the year ended March 31, 2020 and the period August 31, 2018 (commencement of operations) to March 31, 2019	For the year ended March 31, 2020 and the period August 31, 2018 (commencement of operations) to March 31, 2019
Fidelity Freedom Blend 2060 Fund	For the year ended March 31, 2020	For the year ended March 31, 2020 and the period August 31, 2018 (commencement of operations) to March 31, 2019	For the year ended March 31, 2020 and the period August 31, 2018 (commencement of operations) to March 31, 2019
Fidelity Freedom Blend 2065 Fund	For the period June 28, 2019 (commencement of operations) to March 31, 2020	For the period June 28, 2019 (commencement of operations) to March 31, 2020	For the period June 28, 2019 (commencement of operations) to March 31, 2020

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Boston, Massachusetts

May 13, 2020

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 279 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray currently serves as Vice Chairman of Meijer, Inc. (regional retail chain, 2013-present). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Previously, Mr. McGinty served as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2019). Prior to joining Fidelity Investments, Mr. McGinty served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President and Chief Investment Officer of Global Asset Allocation and is an employee of Fidelity Investments (2018-present). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2013-2018).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 to March 31, 2020).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During Period-B October 1, 2019 to March 31, 2020
Fidelity Freedom Blend Income Fund
Class A	.71%
Actual		$1,000.00	$980.70	$3.52
Hypothetical-C		$1,000.00	$1,021.45	$3.59
Class M	.96%
Actual		$1,000.00	$979.50	$4.75
Hypothetical-C		$1,000.00	$1,020.20	$4.85
Class C	1.46%
Actual		$1,000.00	$977.60	$7.22
Hypothetical-C		$1,000.00	$1,017.70	$7.36
Fidelity Freedom Blend Income Fund	.47%
Actual		$1,000.00	$982.20	$2.33
Hypothetical-C		$1,000.00	$1,022.65	$2.38
Class K	.36%
Actual		$1,000.00	$982.60	$1.78
Hypothetical-C		$1,000.00	$1,023.20	$1.82
Class K6	.26%
Actual		$1,000.00	$982.90	$1.29
Hypothetical-C		$1,000.00	$1,023.70	$1.32
Class I	.46%
Actual		$1,000.00	$981.80	$2.28
Hypothetical-C		$1,000.00	$1,022.70	$2.33
Class Z	.36%
Actual		$1,000.00	$982.30	$1.78
Hypothetical-C		$1,000.00	$1,023.20	$1.82
Class Z6	.26%
Actual		$1,000.00	$983.80	$1.29
Hypothetical-C		$1,000.00	$1,023.70	$1.32
Fidelity Freedom Blend 2005 Fund
Class A	.71%
Actual		$1,000.00	$971.40	$3.50
Hypothetical-C		$1,000.00	$1,021.45	$3.59
Class M	.97%
Actual		$1,000.00	$970.10	$4.78
Hypothetical-C		$1,000.00	$1,020.15	$4.90
Class C	1.46%
Actual		$1,000.00	$967.90	$7.18
Hypothetical-C		$1,000.00	$1,017.70	$7.36
Fidelity Freedom Blend 2005 Fund	.46%
Actual		$1,000.00	$972.90	$2.27
Hypothetical-C		$1,000.00	$1,022.70	$2.33
Class K	.36%
Actual		$1,000.00	$973.00	$1.78
Hypothetical-C		$1,000.00	$1,023.20	$1.82
Class K6	.26%
Actual		$1,000.00	$974.30	$1.28
Hypothetical-C		$1,000.00	$1,023.70	$1.32
Class I	.46%
Actual		$1,000.00	$972.30	$2.27
Hypothetical-C		$1,000.00	$1,022.70	$2.33
Class Z	.36%
Actual		$1,000.00	$972.50	$1.78
Hypothetical-C		$1,000.00	$1,023.20	$1.82
Class Z6	.26%
Actual		$1,000.00	$973.20	$1.28
Hypothetical-C		$1,000.00	$1,023.70	$1.32
Fidelity Freedom Blend 2010 Fund
Class A	.72%
Actual		$1,000.00	$957.10	$3.52
Hypothetical-C		$1,000.00	$1,021.40	$3.64
Class M	.97%
Actual		$1,000.00	$954.70	$4.74
Hypothetical-C		$1,000.00	$1,020.15	$4.90
Class C	1.47%
Actual		$1,000.00	$953.50	$7.18
Hypothetical-C		$1,000.00	$1,017.65	$7.41
Fidelity Freedom Blend 2010 Fund	.48%
Actual		$1,000.00	$957.40	$2.35
Hypothetical-C		$1,000.00	$1,022.60	$2.43
Class K	.37%
Actual		$1,000.00	$958.10	$1.81
Hypothetical-C		$1,000.00	$1,023.15	$1.87
Class K6	.27%
Actual		$1,000.00	$958.30	$1.32
Hypothetical-C		$1,000.00	$1,023.65	$1.37
Class I	.47%
Actual		$1,000.00	$958.10	$2.30
Hypothetical-C		$1,000.00	$1,022.65	$2.38
Class Z	.37%
Actual		$1,000.00	$958.40	$1.81
Hypothetical-C		$1,000.00	$1,023.15	$1.87
Class Z6	.27%
Actual		$1,000.00	$958.10	$1.32
Hypothetical-C		$1,000.00	$1,023.65	$1.37
Fidelity Freedom Blend 2015 Fund
Class A	.73%
Actual		$1,000.00	$942.00	$3.54
Hypothetical-C		$1,000.00	$1,021.35	$3.69
Class M	.98%
Actual		$1,000.00	$941.70	$4.76
Hypothetical-C		$1,000.00	$1,020.10	$4.95
Class C	1.48%
Actual		$1,000.00	$939.20	$7.18
Hypothetical-C		$1,000.00	$1,017.60	$7.47
Fidelity Freedom Blend 2015 Fund	.49%
Actual		$1,000.00	$943.00	$2.38
Hypothetical-C		$1,000.00	$1,022.55	$2.48
Class K	.38%
Actual		$1,000.00	$943.60	$1.85
Hypothetical-C		$1,000.00	$1,023.10	$1.92
Class K6	.28%
Actual		$1,000.00	$944.70	$1.36
Hypothetical-C		$1,000.00	$1,023.60	$1.42
Class I	.48%
Actual		$1,000.00	$943.90	$2.33
Hypothetical-C		$1,000.00	$1,022.60	$2.43
Class Z	.38%
Actual		$1,000.00	$943.90	$1.85
Hypothetical-C		$1,000.00	$1,023.10	$1.92
Class Z6	.28%
Actual		$1,000.00	$943.40	$1.36
Hypothetical-C		$1,000.00	$1,023.60	$1.42
Fidelity Freedom Blend 2020 Fund
Class A	.75%
Actual		$1,000.00	$928.80	$3.62
Hypothetical-C		$1,000.00	$1,021.25	$3.79
Class M	1.00%
Actual		$1,000.00	$927.30	$4.82
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.50%
Actual		$1,000.00	$925.00	$7.22
Hypothetical-C		$1,000.00	$1,017.50	$7.57
Fidelity Freedom Blend 2020 Fund	.51%
Actual		$1,000.00	$929.60	$2.46
Hypothetical-C		$1,000.00	$1,022.45	$2.58
Class K	.40%
Actual		$1,000.00	$930.00	$1.93
Hypothetical-C		$1,000.00	$1,023.00	$2.02
Class K6	.30%
Actual		$1,000.00	$930.90	$1.45
Hypothetical-C		$1,000.00	$1,023.50	$1.52
Class I	.50%
Actual		$1,000.00	$929.50	$2.41
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class Z	.40%
Actual		$1,000.00	$930.10	$1.93
Hypothetical-C		$1,000.00	$1,023.00	$2.02
Class Z6	.31%
Actual		$1,000.00	$930.70	$1.50
Hypothetical-C		$1,000.00	$1,023.45	$1.57
Fidelity Freedom Blend 2025 Fund
Class A	.76%
Actual		$1,000.00	$918.10	$3.64
Hypothetical-C		$1,000.00	$1,021.20	$3.84
Class M	1.02%
Actual		$1,000.00	$916.90	$4.89
Hypothetical-C		$1,000.00	$1,019.90	$5.15
Class C	1.51%
Actual		$1,000.00	$914.80	$7.23
Hypothetical-C		$1,000.00	$1,017.45	$7.62
Fidelity Freedom Blend 2025 Fund	.52%
Actual		$1,000.00	$919.00	$2.49
Hypothetical-C		$1,000.00	$1,022.40	$2.63
Class K	.41%
Actual		$1,000.00	$920.10	$1.97
Hypothetical-C		$1,000.00	$1,022.95	$2.07
Class K6	.31%
Actual		$1,000.00	$920.30	$1.49
Hypothetical-C		$1,000.00	$1,023.45	$1.57
Class I	.51%
Actual		$1,000.00	$919.80	$2.45
Hypothetical-C		$1,000.00	$1,022.45	$2.58
Class Z	.41%
Actual		$1,000.00	$920.40	$1.97
Hypothetical-C		$1,000.00	$1,022.95	$2.07
Class Z6	.32%
Actual		$1,000.00	$920.10	$1.54
Hypothetical-C		$1,000.00	$1,023.40	$1.62
Fidelity Freedom Blend 2030 Fund
Class A	.78%
Actual		$1,000.00	$903.60	$3.71
Hypothetical-C		$1,000.00	$1,021.10	$3.94
Class M	1.02%
Actual		$1,000.00	$902.10	$4.85
Hypothetical-C		$1,000.00	$1,019.90	$5.15
Class C	1.51%
Actual		$1,000.00	$899.80	$7.17
Hypothetical-C		$1,000.00	$1,017.45	$7.62
Fidelity Freedom Blend 2030 Fund	.53%
Actual		$1,000.00	$904.20	$2.52
Hypothetical-C		$1,000.00	$1,022.35	$2.68
Class K	.42%
Actual		$1,000.00	$905.00	$2.00
Hypothetical-C		$1,000.00	$1,022.90	$2.12
Class K6	.32%
Actual		$1,000.00	$906.10	$1.52
Hypothetical-C		$1,000.00	$1,023.40	$1.62
Class I	.52%
Actual		$1,000.00	$904.40	$2.48
Hypothetical-C		$1,000.00	$1,022.40	$2.63
Class Z	.42%
Actual		$1,000.00	$905.30	$2.00
Hypothetical-C		$1,000.00	$1,022.90	$2.12
Class Z6	.33%
Actual		$1,000.00	$906.30	$1.57
Hypothetical-C		$1,000.00	$1,023.35	$1.67
Fidelity Freedom Blend 2035 Fund
Class A	.78%
Actual		$1,000.00	$879.10	$3.66
Hypothetical-C		$1,000.00	$1,021.10	$3.94
Class M	1.03%
Actual		$1,000.00	$878.30	$4.84
Hypothetical-C		$1,000.00	$1,019.85	$5.20
Class C	1.53%
Actual		$1,000.00	$876.30	$7.18
Hypothetical-C		$1,000.00	$1,017.35	$7.72
Fidelity Freedom Blend 2035 Fund	.55%
Actual		$1,000.00	$880.20	$2.59
Hypothetical-C		$1,000.00	$1,022.25	$2.78
Class K	.43%
Actual		$1,000.00	$880.50	$2.02
Hypothetical-C		$1,000.00	$1,022.85	$2.17
Class K6	.33%
Actual		$1,000.00	$881.70	$1.55
Hypothetical-C		$1,000.00	$1,023.35	$1.67
Class I	.53%
Actual		$1,000.00	$881.00	$2.49
Hypothetical-C		$1,000.00	$1,022.35	$2.68
Class Z	.43%
Actual		$1,000.00	$880.90	$2.02
Hypothetical-C		$1,000.00	$1,022.85	$2.17
Class Z6	.34%
Actual		$1,000.00	$882.20	$1.60
Hypothetical-C		$1,000.00	$1,023.30	$1.72
Fidelity Freedom Blend 2040 Fund
Class A	.79%
Actual		$1,000.00	$866.20	$3.69
Hypothetical-C		$1,000.00	$1,021.05	$3.99
Class M	1.05%
Actual		$1,000.00	$865.50	$4.90
Hypothetical-C		$1,000.00	$1,019.75	$5.30
Class C	1.54%
Actual		$1,000.00	$863.70	$7.18
Hypothetical-C		$1,000.00	$1,017.30	$7.77
Fidelity Freedom Blend 2040 Fund	.56%
Actual		$1,000.00	$867.70	$2.61
Hypothetical-C		$1,000.00	$1,022.20	$2.83
Class K	.44%
Actual		$1,000.00	$867.90	$2.05
Hypothetical-C		$1,000.00	$1,022.80	$2.23
Class K6	.34%
Actual		$1,000.00	$869.10	$1.59
Hypothetical-C		$1,000.00	$1,023.30	$1.72
Class I	.54%
Actual		$1,000.00	$868.30	$2.52
Hypothetical-C		$1,000.00	$1,022.30	$2.73
Class Z	.44%
Actual		$1,000.00	$868.30	$2.06
Hypothetical-C		$1,000.00	$1,022.80	$2.23
Class Z6	.35%
Actual		$1,000.00	$867.80	$1.63
Hypothetical-C		$1,000.00	$1,023.25	$1.77
Fidelity Freedom Blend 2045 Fund
Class A	.79%
Actual		$1,000.00	$867.10	$3.69
Hypothetical-C		$1,000.00	$1,021.05	$3.99
Class M	1.05%
Actual		$1,000.00	$864.70	$4.89
Hypothetical-C		$1,000.00	$1,019.75	$5.30
Class C	1.55%
Actual		$1,000.00	$863.20	$7.22
Hypothetical-C		$1,000.00	$1,017.25	$7.82
Fidelity Freedom Blend 2045 Fund	.56%
Actual		$1,000.00	$867.90	$2.62
Hypothetical-C		$1,000.00	$1,022.20	$2.83
Class K	.44%
Actual		$1,000.00	$867.60	$2.05
Hypothetical-C		$1,000.00	$1,022.80	$2.23
Class K6	.34%
Actual		$1,000.00	$868.80	$1.59
Hypothetical-C		$1,000.00	$1,023.30	$1.72
Class I	.54%
Actual		$1,000.00	$868.10	$2.52
Hypothetical-C		$1,000.00	$1,022.30	$2.73
Class Z	.44%
Actual		$1,000.00	$868.00	$2.05
Hypothetical-C		$1,000.00	$1,022.80	$2.23
Class Z6	.35%
Actual		$1,000.00	$868.10	$1.63
Hypothetical-C		$1,000.00	$1,023.25	$1.77
Fidelity Freedom Blend 2050 Fund
Class A	.79%
Actual		$1,000.00	$866.80	$3.69
Hypothetical-C		$1,000.00	$1,021.05	$3.99
Class M	1.04%
Actual		$1,000.00	$865.50	$4.85
Hypothetical-C		$1,000.00	$1,019.80	$5.25
Class C	1.54%
Actual		$1,000.00	$863.20	$7.17
Hypothetical-C		$1,000.00	$1,017.30	$7.77
Fidelity Freedom Blend 2050 Fund	.56%
Actual		$1,000.00	$866.90	$2.61
Hypothetical-C		$1,000.00	$1,022.20	$2.83
Class K	.44%
Actual		$1,000.00	$868.10	$2.05
Hypothetical-C		$1,000.00	$1,022.80	$2.23
Class K6	.34%
Actual		$1,000.00	$868.30	$1.59
Hypothetical-C		$1,000.00	$1,023.30	$1.72
Class I	.54%
Actual		$1,000.00	$867.60	$2.52
Hypothetical-C		$1,000.00	$1,022.30	$2.73
Class Z	.44%
Actual		$1,000.00	$867.40	$2.05
Hypothetical-C		$1,000.00	$1,022.80	$2.23
Class Z6	.35%
Actual		$1,000.00	$868.30	$1.63
Hypothetical-C		$1,000.00	$1,023.25	$1.77
Fidelity Freedom Blend 2055 Fund
Class A	.79%
Actual		$1,000.00	$866.10	$3.69
Hypothetical-C		$1,000.00	$1,021.05	$3.99
Class M	1.05%
Actual		$1,000.00	$866.10	$4.90
Hypothetical-C		$1,000.00	$1,019.75	$5.30
Class C	1.54%
Actual		$1,000.00	$863.10	$7.17
Hypothetical-C		$1,000.00	$1,017.30	$7.77
Fidelity Freedom Blend 2055 Fund	.56%
Actual		$1,000.00	$867.50	$2.61
Hypothetical-C		$1,000.00	$1,022.20	$2.83
Class K	.44%
Actual		$1,000.00	$868.10	$2.05
Hypothetical-C		$1,000.00	$1,022.80	$2.23
Class K6	.34%
Actual		$1,000.00	$868.40	$1.59
Hypothetical-C		$1,000.00	$1,023.30	$1.72
Class I	.54%
Actual		$1,000.00	$867.40	$2.52
Hypothetical-C		$1,000.00	$1,022.30	$2.73
Class Z	.44%
Actual		$1,000.00	$867.40	$2.05
Hypothetical-C		$1,000.00	$1,022.80	$2.23
Class Z6	.35%
Actual		$1,000.00	$868.60	$1.64
Hypothetical-C		$1,000.00	$1,023.25	$1.77
Fidelity Freedom Blend 2060 Fund
Class A	.79%
Actual		$1,000.00	$866.40	$3.69
Hypothetical-C		$1,000.00	$1,021.05	$3.99
Class M	1.04%
Actual		$1,000.00	$865.60	$4.85
Hypothetical-C		$1,000.00	$1,019.80	$5.25
Class C	1.54%
Actual		$1,000.00	$863.20	$7.17
Hypothetical-C		$1,000.00	$1,017.30	$7.77
Fidelity Freedom Blend 2060 Fund	.55%
Actual		$1,000.00	$867.30	$2.57
Hypothetical-C		$1,000.00	$1,022.25	$2.78
Class K	.44%
Actual		$1,000.00	$867.70	$2.05
Hypothetical-C		$1,000.00	$1,022.80	$2.23
Class K6	.34%
Actual		$1,000.00	$868.40	$1.59
Hypothetical-C		$1,000.00	$1,023.30	$1.72
Class I	.54%
Actual		$1,000.00	$867.10	$2.52
Hypothetical-C		$1,000.00	$1,022.30	$2.73
Class Z	.44%
Actual		$1,000.00	$868.20	$2.06
Hypothetical-C		$1,000.00	$1,022.80	$2.23
Class Z6	.35%
Actual		$1,000.00	$868.80	$1.64
Hypothetical-C		$1,000.00	$1,023.25	$1.77
Fidelity Freedom Blend 2065 Fund
Class A	.79%
Actual		$1,000.00	$867.00	$3.69
Hypothetical-C		$1,000.00	$1,021.05	$3.99
Class M	1.05%
Actual		$1,000.00	$866.60	$4.90
Hypothetical-C		$1,000.00	$1,019.75	$5.30
Class C	1.55%
Actual		$1,000.00	$864.00	$7.22
Hypothetical-C		$1,000.00	$1,017.25	$7.82
Fidelity Freedom Blend 2065 Fund	.54%
Actual		$1,000.00	$869.00	$2.52
Hypothetical-C		$1,000.00	$1,022.30	$2.73
Class K	.44%
Actual		$1,000.00	$867.90	$2.05
Hypothetical-C		$1,000.00	$1,022.80	$2.23
Class K6	.34%
Actual		$1,000.00	$868.90	$1.59
Hypothetical-C		$1,000.00	$1,023.30	$1.72
Class I	.54%
Actual		$1,000.00	$868.30	$2.52
Hypothetical-C		$1,000.00	$1,022.30	$2.73
Class Z	.44%
Actual		$1,000.00	$868.90	$2.06
Hypothetical-C		$1,000.00	$1,022.80	$2.23
Class Z6	.34%
Actual		$1,000.00	$869.30	$1.59
Hypothetical-C		$1,000.00	$1,023.30	$1.72

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Freedom Blend Income Fund
Class A	05/11/20	05/08/20	$0.000	$0.033
Class M	05/11/20	05/08/20	$0.000	$0.033
Class C	05/11/20	05/08/20	$0.000	$0.033
Fidelity Freedom Blend Income Fund	05/11/20	05/08/20	$0.000	$0.033
Class K	05/11/20	05/08/20	$0.000	$0.033
Class K6	05/11/20	05/08/20	$0.000	$0.033
Class I	05/11/20	05/08/20	$0.000	$0.033
Class Z	05/11/20	05/08/20	$0.000	$0.033
Class Z6	05/11/20	05/08/20	$0.000	$0.033
Fidelity Freedom Blend 2005 Fund
Class A	05/11/20	05/08/20	$0.019	$0.048
Class M	05/11/20	05/08/20	$0.006	$0.048
Class C	05/11/20	05/08/20	$0.014	$0.048
Fidelity Freedom Blend 2005 Fund	05/11/20	05/08/20	$0.026	$0.048
Class K	05/11/20	05/08/20	$0.030	$0.048
Class K6	05/11/20	05/08/20	$0.031	$0.048
Class I	05/11/20	05/08/20	$0.026	$0.048
Class Z	05/11/20	05/08/20	$0.028	$0.048
Class Z6	05/11/20	05/08/20	$0.030	$0.048
Fidelity Freedom Blend 2010 Fund
Class A	05/11/20	05/08/20	$0.028	$0.067
Class M	05/11/20	05/08/20	$0.012	$0.067
Class C	05/11/20	05/08/20	$0.000	$0.061
Fidelity Freedom Blend 2010 Fund	05/11/20	05/08/20	$0.023	$0.067
Class K	05/11/20	05/08/20	$0.023	$0.067
Class K6	05/11/20	05/08/20	$0.026	$0.067
Class I	05/11/20	05/08/20	$0.024	$0.067
Class Z	05/11/20	05/08/20	$0.024	$0.067
Class Z6	05/11/20	05/08/20	$0.028	$0.067
Fidelity Freedom Blend 2015 Fund
Class A	05/11/20	05/08/20	$0.015	$0.084
Class M	05/11/20	05/08/20	$0.004	$0.084
Class C	05/11/20	05/08/20	$0.009	$0.084
Fidelity Freedom Blend 2015 Fund	05/11/20	05/08/20	$0.019	$0.084
Class K	05/11/20	05/08/20	$0.020	$0.084
Class K6	05/11/20	05/08/20	$0.022	$0.084
Class I	05/11/20	05/08/20	$0.020	$0.084
Class Z	05/11/20	05/08/20	$0.020	$0.084
Class Z6	05/11/20	05/08/20	$0.025	$0.084
Fidelity Freedom Blend 2020 Fund
Class A	05/11/20	05/08/20	$0.004	$0.095
Class M	05/11/20	05/08/20	$0.000	$0.095
Class C	05/11/20	05/08/20	$0.000	$0.092
Fidelity Freedom Blend 2020 Fund	05/11/20	05/08/20	$0.016	$0.095
Class K	05/11/20	05/08/20	$0.015	$0.095
Class K6	05/11/20	05/08/20	$0.018	$0.095
Class I	05/11/20	05/08/20	$0.015	$0.095
Class Z	05/11/20	05/08/20	$0.016	$0.095
Class Z6	05/11/20	05/08/20	$0.017	$0.095
Fidelity Freedom Blend 2025 Fund
Class A	05/11/20	05/08/20	$0.005	$0.087
Class M	05/11/20	05/08/20	$0.000	$0.086
Class C	05/11/20	05/08/20	$0.000	$0.083
Fidelity Freedom Blend 2025 Fund	05/11/20	05/08/20	$0.013	$0.087
Class K	05/11/20	05/08/20	$0.011	$0.087
Class K6	05/11/20	05/08/20	$0.015	$0.087
Class I	05/11/20	05/08/20	$0.017	$0.087
Class Z	05/11/20	05/08/20	$0.012	$0.087
Class Z6	05/11/20	05/08/20	$0.017	$0.087
Fidelity Freedom Blend 2030 Fund
Class A	05/11/20	05/08/20	$0.000	$0.093
Class M	05/11/20	05/08/20	$0.000	$0.082
Class C	05/11/20	05/08/20	$0.006	$0.094
Fidelity Freedom Blend 2030 Fund	05/11/20	05/08/20	$0.008	$0.094
Class K	05/11/20	05/08/20	$0.007	$0.094
Class K6	05/11/20	05/08/20	$0.010	$0.094
Class I	05/11/20	05/08/20	$0.009	$0.094
Class Z	05/11/20	05/08/20	$0.010	$0.094
Class Z6	05/11/20	05/08/20	$0.012	$0.094
Fidelity Freedom Blend 2035 Fund
Class A	05/11/20	05/08/20	$0.000	$0.104
Class M	05/11/20	05/08/20	$0.000	$0.099
Class C	05/11/20	05/08/20	$0.000	$0.099
Fidelity Freedom Blend 2035 Fund	05/11/20	05/08/20	$0.000	$0.115
Class K	05/11/20	05/08/20	$0.000	$0.113
Class K6	05/11/20	05/08/20	$0.000	$0.116
Class I	05/11/20	05/08/20	$0.000	$0.116
Class Z	05/11/20	05/08/20	$0.000	$0.113
Class Z6	05/11/20	05/08/20	$0.000	$0.119
Fidelity Freedom Blend 2040 Fund
Class A	05/11/20	05/08/20	$0.000	$0.107
Class M	05/11/20	05/08/20	$0.000	$0.104
Class C	05/11/20	05/08/20	$0.000	$0.104
Fidelity Freedom Blend 2040 Fund	05/11/20	05/08/20	$0.000	$0.112
Class K	05/11/20	05/08/20	$0.000	$0.111
Class K6	05/11/20	05/08/20	$0.000	$0.114
Class I	05/11/20	05/08/20	$0.000	$0.113
Class Z	05/11/20	05/08/20	$0.000	$0.110
Class Z6	05/11/20	05/08/20	$0.000	$0.117
Fidelity Freedom Blend 2045 Fund
Class A	05/11/20	05/08/20	$0.000	$0.105
Class M	05/11/20	05/08/20	$0.000	$0.104
Class C	05/11/20	05/08/20	$0.000	$0.101
Fidelity Freedom Blend 2045 Fund	05/11/20	05/08/20	$0.000	$0.113
Class K	05/11/20	05/08/20	$0.000	$0.111
Class K6	05/11/20	05/08/20	$0.000	$0.114
Class I	05/11/20	05/08/20	$0.000	$0.113
Class Z	05/11/20	05/08/20	$0.000	$0.111
Class Z6	05/11/20	05/08/20	$0.000	$0.118
Fidelity Freedom Blend 2050 Fund
Class A	05/11/20	05/08/20	$0.000	$0.098
Class M	05/11/20	05/08/20	$0.000	$0.097
Class C	05/11/20	05/08/20	$0.000	$0.097
Fidelity Freedom Blend 2050 Fund	05/11/20	05/08/20	$0.000	$0.106
Class K	05/11/20	05/08/20	$0.000	$0.103
Class K6	05/11/20	05/08/20	$0.000	$0.107
Class I	05/11/20	05/08/20	$0.000	$0.102
Class Z	05/11/20	05/08/20	$0.000	$0.103
Class Z6	05/11/20	05/08/20	$0.000	$0.110
Fidelity Freedom Blend 2055 Fund
Class A	05/11/20	05/08/20	$0.000	$0.085
Class M	05/11/20	05/08/20	$0.000	$0.085
Class C	05/11/20	05/08/20	$0.000	$0.085
Fidelity Freedom Blend 2055 Fund	05/11/20	05/08/20	$0.000	$0.090
Class K	05/11/20	05/08/20	$0.000	$0.087
Class K6	05/11/20	05/08/20	$0.000	$0.091
Class I	05/11/20	05/08/20	$0.000	$0.086
Class Z	05/11/20	05/08/20	$0.000	$0.087
Class Z6	05/11/20	05/08/20	$0.000	$0.093
Fidelity Freedom Blend 2060 Fund
Class A	05/11/20	05/08/20	$0.000	$0.066
Class M	05/11/20	05/08/20	$0.000	$0.066
Class C	05/11/20	05/08/20	$0.000	$0.066
Fidelity Freedom Blend 2060 Fund	05/11/20	05/08/20	$0.000	$0.066
Class K	05/11/20	05/08/20	$0.000	$0.066
Class K6	05/11/20	05/08/20	$0.000	$0.069
Class I	05/11/20	05/08/20	$0.000	$0.066
Class Z	05/11/20	05/08/20	$0.000	$0.066
Class Z6	05/11/20	05/08/20	$0.000	$0.070
Fidelity Freedom Blend 2065 Fund
Class A	05/11/20	05/08/20	$0.000	$0.051
Class M	05/11/20	05/08/20	$0.000	$0.051
Class C	05/11/20	05/08/20	$0.000	$0.051
Fidelity Freedom Blend 2065 Fund	05/11/20	05/08/20	$0.000	$0.051
Class K	05/11/20	05/08/20	$0.000	$0.051
Class K6	05/11/20	05/08/20	$0.000	$0.054
Class I	05/11/20	05/08/20	$0.000	$0.051
Class Z	05/11/20	05/08/20	$0.000	$0.051
Class Z6	05/11/20	05/08/20	$0.000	$0.051

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2020, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom Blend Income Fund	$ 189,456
Fidelity Freedom Blend 2005 Fund	$ 113,305
Fidelity Freedom Blend 2010 Fund	$ 547,857
Fidelity Freedom Blend 2015 Fund	$ 2,362,522
Fidelity Freedom Blend 2020 Fund	$ 8,196,204
Fidelity Freedom Blend 2025 Fund	$ 11,440,383
Fidelity Freedom Blend 2030 Fund	$ 12,903,404
Fidelity Freedom Blend 2035 Fund	$ 14,973,012
Fidelity Freedom Blend 2040 Fund	$ 14,423,180
Fidelity Freedom Blend 2045 Fund	$ 12,193,577
Fidelity Freedom Blend 2050 Fund	$ 8,979,167
Fidelity Freedom Blend 2055 Fund	$ 3,672,507
Fidelity Freedom Blend 2060 Fund	$ 791,360
Fidelity Freedom Blend 2065 Fund	$ 33,052

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Freedom Blend Income Fund	32.26%
Fidelity Freedom Blend 2005 Fund	31.60%
Fidelity Freedom Blend 2010 Fund	26.16%
Fidelity Freedom Blend 2015 Fund	21.46%
Fidelity Freedom Blend 2020 Fund	17.99%
Fidelity Freedom Blend 2025 Fund	15.43%
Fidelity Freedom Blend 2030 Fund	11.86%
Fidelity Freedom Blend 2035 Fund	8.07%
Fidelity Freedom Blend 2040 Fund	6.35%
Fidelity Freedom Blend 2045 Fund	6.36%
Fidelity Freedom Blend 2050 Fund	6.40%
Fidelity Freedom Blend 2055 Fund	6.51%
Fidelity Freedom Blend 2060 Fund	6.60%
Fidelity Freedom Blend 2065 Fund	6.05%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Class A	Class M	Class C	Fidelity Freedom Blend Class	Class K	Class K6	Class I	Class Z	Class Z6
Fidelity Freedom Blend Income Fund

May 2019	9%	12%	31%	7%	6%	6%	7%	6%	6%
June 2019	6%	10%	16%	7%	6%	6%	7%	6%	6%
July 2019	8%	10%	16%	6%	6%	6%	7%	6%	6%
August 2019	8%	6%	17%	7%	6%	6%	7%	6%	6%
September 2019	8%	11%	18%	6%	6%	6%	7%	6%	6%
October 2019	9%	10%	27%	7%	7%	6%	7%	7%	6%
November 2019	9%	14%	0%	5%	5%	6%	7%	6%	6%
December 2019	6%	6%	7%	6%	6%	6%	6%	6%	6%
February 2020	2%	4%	0%	2%	2%	2%	2%	2%	2%
March 2020	2%	3%	6%	2%	2%	2%	2%	2%	2%
Fidelity Freedom Blend 2005 Fund
May 2019	0%	0%	0%	2%	6%	2%	0%	6%	4%
December 2019	10%	11%	13%	9%	8%	8%	8%	9%	8%
Fidelity Freedom Blend 2010 Fund
May 2019	0%	0%	0%	6%	0%	4%	0%	0%	0%
December 2019	15%	16%	20%	12%	12%	12%	12%	13%	12%
Fidelity Freedom Blend 2015 Fund
May 2019	0%	0%	0%	0%	0%	7%	0%	0%	0%
December 2019	17%	20%	25%	15%	15%	15%	14%	16%	15%
Fidelity Freedom Blend 2020 Fund
May 2019	0%	0%	0%	0%	0%	8%	0%	0%	0%
December 2019	20%	22%	28%	18%	17%	18%	18%	19%	18%
Fidelity Freedom Blend 2025 Fund
May 2019	0%	0%	0%	0%	0%	10%	0%	0%	0%
December 2019	22%	32%	27%	20%	19%	20%	19%	21%	19%
Fidelity Freedom Blend 2030 Fund
May 2019	0%	0%	0%	0%	0%	16%	0%	0%	0%
December 2019	25%	26%	36%	23%	22%	23%	23%	24%	23%
Fidelity Freedom Blend 2035 Fund
May 2019	0%	0%	0%	0%	0%	23%	0%	0%	0%
December 2019	31%	36%	43%	30%	28%	29%	28%	29%	28%
Fidelity Freedom Blend 2040 Fund
May 2019	0%	0%	0%	0%	0%	28%	0%	0%	0%
December 2019	37%	44%	49%	35%	33%	34%	34%	36%	35%
Fidelity Freedom Blend 2045 Fund
May 2019	0%	0%	0%	0%	0%	30%	0%	0%	0%
December 2019	37%	43%	54%	36%	33%	35%	34%	36%	34%
Fidelity Freedom Blend 2050 Fund
May 2019	0%	0%	0%	0%	0%	31%	0%	0%	0%
December 2019	39%	42%	48%	35%	33%	35%	34%	37%	35%
Fidelity Freedom Blend 2055 Fund
May 2019	0%	0%	0%	0%	0%	24%	0%	0%	0%
December 2019	39%	44%	55%	37%	34%	35%	35%	37%	35%
Fidelity Freedom Blend 2060 Fund
May 2019	0%	0%	0%	0%	0%	27%	0%	0%	0%
December 2019	40%	45%	53%	36%	33%	34%	34%	36%	35%
Fidelity Freedom Blend 2065 Fund
December 2019	37%	40%	45%	35%	35%	33%	36%	35%	34%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Fidelity Freedom Blend Class	Class K	Class K6	Class I	Class Z	Class Z6
Fidelity Freedom Blend Income Fund
February 2019	39%	50%	100%	39%	29%	27%	32%	29%	29%
March 2019	35%	47%	83%	32%	28%	28%	30%	28%	28%
April 2019	0%	0%	0%	0%	0%	0%	0%	0%	0%
May 2019	24%	33%	83%	19%	17%	15%	19%	17%	17%
June 2019	16%	26%	44%	18%	17%	16%	18%	17%	16%
July 2019	22%	27%	43%	17%	17%	16%	18%	17%	17%
August 2019	21%	17%	46%	19%	17%	16%	19%	17%	16%
September 2019	21%	31%	49%	17%	16%	16%	18%	17%	16%
October 2019	24%	27%	71%	20%	18%	16%	20%	18%	17%
November 2019	23%	37%	0%	15%	15%	16%	19%	17%	16%
December 2019	17%	18%	18%	16%	16%	16%	16%	16%	16%
February 2020	3%	5%	0%	2%	2%	2%	2%	2%	2%
March 2020	3%	4%	6%	2%	2%	2%	2%	2%	2%
Fidelity Freedom Blend 2005 Fund
May 2019	0%	0%	0%	4%	14%	4%	0%	14%	9%
December 2019	24%	27%	32%	22%	21%	20%	20%	21%	20%
Fidelity Freedom Blend 2010 Fund
May 2019	0%	0%	0%	14%	0%	8%	0%	0%	0%
December 2019	33%	36%	46%	28%	27%	28%	28%	29%	28%
Fidelity Freedom Blend 2015 Fund
May 2019	0%	0%	0%	0%	0%	16%	0%	0%	0%
December 2019	35%	42%	53%	32%	32%	33%	31%	34%	32%
Fidelity Freedom Blend 2020 Fund
May 2019	0%	0%	0%	0%	0%	16%	0%	0%	0%
December 2019	42%	45%	58%	38%	36%	38%	37%	40%	37%
Fidelity Freedom Blend 2025 Fund
May 2019	0%	0%	0%	0%	0%	24%	0%	0%	0%
December 2019	45%	66%	56%	41%	40%	41%	40%	43%	40%
Fidelity Freedom Blend 2030 Fund
May 2019	0%	0%	0%	0%	0%	35%	0%	0%	0%
December 2019	50%	54%	72%	47%	46%	47%	47%	49%	47%
Fidelity Freedom Blend 2035 Fund
May 2019	0%	0%	0%	0%	0%	49%	0%	0%	0%
December 2019	62%	71%	85%	59%	56%	58%	57%	57%	57%
Fidelity Freedom Blend 2040 Fund
May 2019	0%	0%	0%	0%	0%	59%	0%	0%	0%
December 2019	73%	87%	96%	69%	65%	68%	67%	71%	71%
Fidelity Freedom Blend 2045 Fund
May 2019	0%	0%	0%	0%	0%	62%	0%	0%	0%
December 2019	74%	85%	100%	71%	66%	69%	67%	72%	68%
Fidelity Freedom Blend 2050 Fund
May 2019	0%	0%	0%	0%	0%	65%	0%	0%	0%
December 2019	78%	84%	96%	70%	66%	69%	68%	73%	69%
Fidelity Freedom Blend 2055 Fund
May 2019	0%	0%	0%	0%	0%	55%	0%	0%	0%
December 2019	79%	90%	100%	74%	68%	71%	70%	75%	70%
Fidelity Freedom Blend 2060 Fund
May 2019	0%	0%	0%	0%	0%	67%	0%	0%	0%
December 2019	82%	92%	100%	74%	68%	69%	70%	75%	72%
Fidelity Freedom Blend 2065 Fund
December 2019	77%	84%	94%	72%	73%	69%	75%	73%	72%

A percentage of the dividends distributed during the prior fiscal year for the following funds qualify as a section 199A dividend:

	Class A	Class M	Class C	Fidelity Freedom Blend Class	Class K	Class K6	Class I	Class Z	Class Z6
Fidelity Freedom Blend Income Fund
February 2019	3%	3%	0%	3%	2%	2%	2%	2%	2%
March 2019	2%	3%	5%	1%	2%	2%	2%	2%	2%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

	Class A	Class M	Class C	Fidelity Freedom Blend Class	Class K	Class K6	Class I	Class Z	Class Z6
Fidelity Freedom Blend Income Fund
April 2019	0%	0%	0%	0%	0%	0%	0%	0%	0%
May 2019	2%	2%	5%	1%	1%	1%	1%	1%	1%
June 2019	1%	2%	3%	1%	1%	1%	1%	1%	1%
July 2019	2%	2%	3%	1%	1%	1%	1%	1%	1%
August 2019	2%	1%	3%	1%	1%	1%	1%	1%	1%
September 2019	2%	2%	3%	1%	1%	1%	1%	1%	1%
October 2019	2%	2%	4%	2%	1%	1%	2%	1%	1%
November 2019	2%	3%	0%	1%	1%	1%	2%	1%	1%
December 2019	1%	1%	1%	1%	1%	1%	1%	1%	1%
February 2020	1%	1%	0%	1%	1%	1%	1%	1%	1%
March 2020	1%	1%	2%	1%	1%	1%	1%	1%	1%
Fidelity Freedom Blend 2005 Fund
May 2019	0%	0%	0%	2%	5%	2%	0%	5%	3%
December 2019	2%	2%	2%	2%	2%	2%	2%	2%	2%
Fidelity Freedom Blend 2010 Fund
May 2019	0%	0%	0%	2%	0%	2%	0%	0%	0%
December 2019	2%	2%	3%	2%	2%	2%	2%	2%	2%
Fidelity Freedom Blend 2015 Fund
May 2019	0%	0%	0%	0%	0%	2%	0%	0%	0%
December 2019	2%	2%	3%	2%	2%	2%	2%	2%	2%
Fidelity Freedom Blend 2020 Fund
May 2019	0%	0%	0%	0%	0%	2%	0%	0%	0%
December 2019	2%	3%	3%	2%	2%	2%	2%	2%	2%
Fidelity Freedom Blend 2025 Fund
May 2019	0%	0%	0%	0%	0%	3%	0%	0%	0%
December 2019	2%	3%	3%	2%	2%	2%	2%	2%	2%
Fidelity Freedom Blend 2030 Fund
May 2019	0%	0%	0%	0%	0%	3%	0%	0%	0%
December 2019	3%	3%	4%	3%	2%	3%	3%	3%	3%
Fidelity Freedom Blend 2035 Fund
May 2019	0%	0%	0%	0%	0%	4%	0%	0%	0%
December 2019	3%	4%	4%	3%	3%	3%	3%	3%	3%
Fidelity Freedom Blend 2040 Fund
May 2019	0%	0%	0%	0%	0%	4%	0%	0%	0%
December 2019	4%	4%	5%	3%	3%	3%	3%	3%	3%
Fidelity Freedom Blend 2045 Fund
May 2019	0%	0%	0%	0%	0%	5%	0%	0%	0%
December 2019	4%	4%	0%	3%	3%	3%	3%	4%	3%
Fidelity Freedom Blend 2050 Fund
May 2019	0%	0%	0%	0%	0%	5%	0%	0%	0%
December 2019	4%	4%	5%	3%	3%	3%	3%	4%	3%
Fidelity Freedom Blend 2055 Fund
May 2019	0%	0%	0%	0%	0%	6%	0%	0%	0%
December 2019	4%	4%	0%	4%	3%	3%	3%	4%	3%
Fidelity Freedom Blend 2060 Fund
May 2019	0%	0%	0%	0%	0%	9%	0%	0%	0%
December 2019	4%	4%	0%	4%	3%	3%	3%	4%	3%
Fidelity Freedom Blend 2065 Fund
December 2019	3%	4%	4%	3%	3%	3%	3%	3%	3%

The funds will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

FBF-ANN-0520
1.9890344.101

Item 2.

Code of Ethics

As of the end of the period, March 31, 2020, Fidelity Aberdeen Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Advisor Freedom Income Fund,  Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund, Fidelity Advisor Freedom 2065 Fund, Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund and Fidelity Freedom Index 2065 Fund (the “Funds”):

Services Billed by Deloitte Entities

March 31, 2020 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Freedom Income Fund	$23,700	$-	$7,100	$600
Fidelity Advisor Freedom 2005 Fund	$22,500	$-	$7,400	$600
Fidelity Advisor Freedom 2010 Fund	$22,500	$-	$7,100	$600
Fidelity Advisor Freedom 2015 Fund	$22,500	$-	$7,100	$600
Fidelity Advisor Freedom 2020 Fund	$22,500	$-	$7,100	$600
Fidelity Advisor Freedom 2025 Fund	$22,500	$-	$7,400	$600
Fidelity Advisor Freedom 2030 Fund	$22,500	$-	$7,100	$600
Fidelity Advisor Freedom 2035 Fund	$22,500	$-	$7,400	$600
Fidelity Advisor Freedom 2040 Fund	$22,500	$-	$7,100	$600
Fidelity Advisor Freedom 2045 Fund	$23,700	$-	$7,100	$600
Fidelity Advisor Freedom 2050 Fund	$22,500	$-	$7,100	$600
Fidelity Advisor Freedom 2055 Fund	$23,700	$-	$7,400	$600
Fidelity Advisor Freedom 2060 Fund	$23,700	$-	$7,400	$600
Fidelity Advisor Freedom 2065 Fund	$18,500	$-	$7,200	$300
Fidelity Freedom Index Income Fund	$18,100	$-	$6,900	$500
Fidelity Freedom Index 2005 Fund	$18,100	$-	$6,900	$500
Fidelity Freedom Index 2010 Fund	$18,100	$-	$6,900	$500
Fidelity Freedom Index 2015 Fund	$18,100	$-	$6,900	$500
Fidelity Freedom Index 2020 Fund	$18,100	$-	$6,900	$500
Fidelity Freedom Index 2025 Fund	$18,100	$-	$6,900	$500
Fidelity Freedom Index 2030 Fund	$18,100	$-	$6,900	$500
Fidelity Freedom Index 2035 Fund	$18,100	$-	$6,900	$500
Fidelity Freedom Index 2040 Fund	$18,100	$-	$6,900	$500
Fidelity Freedom Index 2045 Fund	$18,100	$-	$6,900	$500
Fidelity Freedom Index 2050 Fund	$18,100	$-	$6,900	$500
Fidelity Freedom Index 2055 Fund	$18,100	$-	$6,900	$500
Fidelity Freedom Index 2060 Fund	$18,100	$-	$6,900	$500
Fidelity Freedom Index 2065 Fund	$15,000	$-	$7,200	$300

March 31, 2019 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Freedom Income Fund	$27,000	$-	$5,000	$800
Fidelity Advisor Freedom 2005 Fund	$26,000	$-	$5,000	$700
Fidelity Advisor Freedom 2010 Fund	$26,000	$-	$5,000	$700
Fidelity Advisor Freedom 2015 Fund	$26,000	$-	$5,000	$700
Fidelity Advisor Freedom 2020 Fund	$26,000	$-	$5,000	$700
Fidelity Advisor Freedom 2025 Fund	$26,000	$-	$5,000	$700
Fidelity Advisor Freedom 2030 Fund	$26,000	$-	$5,000	$700
Fidelity Advisor Freedom 2035 Fund	$26,000	$-	$5,000	$700
Fidelity Advisor Freedom 2040 Fund	$26,000	$-	$5,000	$700
Fidelity Advisor Freedom 2045 Fund	$27,000	$-	$5,000	$800
Fidelity Advisor Freedom 2050 Fund	$26,000	$-	$5,000	$700
Fidelity Advisor Freedom 2055 Fund	$27,000	$-	$5,000	$800
Fidelity Advisor Freedom 2060 Fund	$27,000	$-	$5,000	$800
Fidelity Advisor Freedom 2065 Fund	$-	$-	$-	$-
Fidelity Freedom Index Income Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2005 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2010 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2015 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2020 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2025 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2030 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2035 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2040 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2045 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2050 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2055 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2060 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2065 Fund	$-	$-	$-	$-

A Amounts may reflect rounding.

B Fidelity Advisor Freedom 2065 Fund and Fidelity Freedom Index 2065 Fund commenced operations on June 28, 2019.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Flex Freedom Blend Income Fund, Fidelity Flex Freedom Blend 2005 Fund, Fidelity Flex Freedom Blend 2010 Fund, Fidelity Flex Freedom Blend 2015 Fund, Fidelity Flex Freedom Blend 2020 Fund, Fidelity Flex Freedom Blend 2025 Fund, Fidelity Flex Freedom Blend 2030 Fund, Fidelity Flex Freedom Blend 2035 Fund, Fidelity Flex Freedom Blend 2040 Fund, Fidelity Flex Freedom Blend 2045 Fund, Fidelity Flex Freedom Blend 2050 Fund, Fidelity Flex Freedom Blend 2055 Fund, Fidelity Flex Freedom Blend 2060 Fund, Fidelity Flex Freedom Blend 2065 Fund, Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom 2060 Fund, Fidelity Freedom 2065 Fund, Fidelity Freedom Blend Income Fund, Fidelity Freedom Blend 2005 Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend

2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund, Fidelity Freedom Blend 2060 Fund and Fidelity Freedom Blend 2065 Fund (the “Funds”):

Services Billed by PwC

March 31, 2020 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Freedom Blend Income Fund	$14,700	$1,500	$5,400	$900
Fidelity Flex Freedom Blend 2005 Fund	$16,900	$1,700	$5,400	$1,000
Fidelity Flex Freedom Blend 2010 Fund	$16,900	$1,700	$5,400	$1,000
Fidelity Flex Freedom Blend 2015 Fund	$16,900	$1,700	$5,400	$1,000
Fidelity Flex Freedom Blend 2020 Fund	$16,900	$1,700	$5,400	$1,000
Fidelity Flex Freedom Blend 2025 Fund	$16,900	$1,700	$5,400	$1,000
Fidelity Flex Freedom Blend 2030 Fund	$16,900	$1,700	$5,400	$1,000
Fidelity Flex Freedom Blend 2035 Fund	$16,900	$1,700	$5,400	$1,000
Fidelity Flex Freedom Blend 2040 Fund	$16,900	$1,700	$5,400	$1,000
Fidelity Flex Freedom Blend 2045 Fund	$16,900	$1,700	$5,400	$1,000
Fidelity Flex Freedom Blend 2050 Fund	$16,900	$1,700	$5,400	$1,000
Fidelity Flex Freedom Blend 2055 Fund	$16,900	$1,700	$5,400	$1,000
Fidelity Flex Freedom Blend 2060 Fund	$16,900	$1,700	$5,400	$1,000
Fidelity Flex Freedom Blend 2065 Fund	$14,400	$1,100	$4,800	$600
Fidelity Freedom Income Fund	$18,800	$1,900	$5,100	$1,000
Fidelity Freedom 2005 Fund	$18,800	$1,900	$5,100	$1,000
Fidelity Freedom 2010 Fund	$18,800	$1,900	$5,100	$1,000
Fidelity Freedom 2015 Fund	$18,800	$1,900	$5,100	$1,000
Fidelity Freedom 2020 Fund	$18,800	$1,900	$5,100	$1,000
Fidelity Freedom 2025 Fund	$18,800	$1,900	$5,100	$1,000
Fidelity Freedom 2030 Fund	$18,800	$1,900	$5,100	$1,000
Fidelity Freedom 2035 Fund	$18,800	$1,900	$5,100	$1,000
Fidelity Freedom 2040 Fund	$18,800	$1,900	$5,100	$1,000
Fidelity Freedom 2045 Fund	$18,800	$1,900	$5,100	$1,000
Fidelity Freedom 2050 Fund	$18,800	$1,900	$5,100	$1,000
Fidelity Freedom 2055 Fund	$18,800	$1,900	$5,100	$1,000
Fidelity Freedom 2060 Fund	$18,800	$1,900	$5,100	$1,000
Fidelity Freedom 2065 Fund	$16,100	$1,200	$5,100	$700
Fidelity Freedom Blend Income Fund	$18,800	$1,700	$5,700	$1,000
Fidelity Freedom Blend 2005 Fund	$18,800	$1,700	$5,700	$1,000
Fidelity Freedom Blend 2010 Fund	$18,800	$1,700	$5,700	$1,000
Fidelity Freedom Blend 2015 Fund	$18,800	$1,700	$5,700	$1,000
Fidelity Freedom Blend 2020 Fund	$18,800	$1,700	$5,700	$1,000
Fidelity Freedom Blend 2025 Fund	$18,800	$1,700	$5,700	$1,000
Fidelity Freedom Blend 2030 Fund	$18,800	$1,700	$5,700	$1,000
Fidelity Freedom Blend 2035 Fund	$20,600	$1,700	$5,700	$1,000
Fidelity Freedom Blend 2040 Fund	$20,600	$1,700	$5,700	$1,000
Fidelity Freedom Blend 2045 Fund	$20,600	$1,700	$5,700	$1,000
Fidelity Freedom Blend 2050 Fund	$20,600	$1,700	$5,700	$1,000
Fidelity Freedom Blend 2055 Fund	$18,800	$1,700	$5,700	$1,000
Fidelity Freedom Blend 2060 Fund	$20,600	$1,700	$5,700	$1,000
Fidelity Freedom Blend 2065 Fund	$16,100	$1,200	$5,100	$700

March 31, 2019 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Freedom Blend Income Fund	$19,000	$1,500	$3,000	$900
Fidelity Flex Freedom Blend 2005 Fund	$21,000	$1,700	$3,000	$1,000
Fidelity Flex Freedom Blend 2010 Fund	$21,000	$1,700	$3,000	$1,000
Fidelity Flex Freedom Blend 2015 Fund	$21,000	$1,700	$3,000	$1,000
Fidelity Flex Freedom Blend 2020 Fund	$21,000	$1,700	$3,000	$1,000
Fidelity Flex Freedom Blend 2025 Fund	$21,000	$1,700	$3,000	$1,000
Fidelity Flex Freedom Blend 2030 Fund	$21,000	$1,700	$3,000	$1,000
Fidelity Flex Freedom Blend 2035 Fund	$21,000	$1,700	$3,000	$1,000
Fidelity Flex Freedom Blend 2040 Fund	$21,000	$1,700	$3,000	$1,000
Fidelity Flex Freedom Blend 2045 Fund	$21,000	$1,700	$3,000	$1,000
Fidelity Flex Freedom Blend 2050 Fund	$21,000	$1,700	$3,000	$1,000
Fidelity Flex Freedom Blend 2055 Fund	$21,000	$1,700	$3,000	$1,000
Fidelity Flex Freedom Blend 2060 Fund	$21,000	$1,700	$3,000	$1,000
Fidelity Flex Freedom Blend 2065 Fund	$-	$-	$-	$-
Fidelity Freedom Income Fund	$26,000	$2,000	$2,400	$1,200
Fidelity Freedom 2005 Fund	$27,000	$2,000	$2,400	$1,200
Fidelity Freedom 2010 Fund	$28,000	$2,000	$2,400	$1,200
Fidelity Freedom 2015 Fund	$28,000	$2,000	$2,400	$1,200
Fidelity Freedom 2020 Fund	$28,000	$2,000	$2,400	$1,200
Fidelity Freedom 2025 Fund	$28,000	$2,000	$2,400	$1,200
Fidelity Freedom 2030 Fund	$28,000	$2,000	$2,400	$1,200
Fidelity Freedom 2035 Fund	$29,000	$2,000	$2,400	$1,200
Fidelity Freedom 2040 Fund	$29,000	$2,000	$2,400	$1,200
Fidelity Freedom 2045 Fund	$29,000	$2,000	$2,400	$1,200
Fidelity Freedom 2050 Fund	$29,000	$2,000	$2,400	$1,200
Fidelity Freedom 2055 Fund	$26,000	$2,000	$2,400	$1,200
Fidelity Freedom 2060 Fund	$27,000	$2,000	$2,400	$1,200
Fidelity Freedom 2065 Fund	$-	$-	$-	$-
Fidelity Freedom Blend Income Fund	$20,000	$900	$2,400	$500
Fidelity Freedom Blend 2005 Fund	$20,000	$900	$2,400	$500
Fidelity Freedom Blend 2010 Fund	$20,000	$900	$2,400	$500
Fidelity Freedom Blend 2015 Fund	$20,000	$900	$2,400	$500
Fidelity Freedom Blend 2020 Fund	$20,000	$900	$2,400	$500
Fidelity Freedom Blend 2025 Fund	$20,000	$900	$2,400	$500
Fidelity Freedom Blend 2030 Fund	$20,000	$900	$2,400	$500
Fidelity Freedom Blend 2035 Fund	$20,000	$900	$2,400	$500
Fidelity Freedom Blend 2040 Fund	$20,000	$900	$2,400	$500
Fidelity Freedom Blend 2045 Fund	$20,000	$900	$2,400	$500
Fidelity Freedom Blend 2050 Fund	$20,000	$900	$2,400	$500
Fidelity Freedom Blend 2055 Fund	$20,000	$900	$2,400	$500
Fidelity Freedom Blend 2060 Fund	$20,000	$900	$2,400	$500
Fidelity Freedom Blend 2065 Fund	$-	$-	$-	$-

A Amounts may reflect rounding.

B Fidelity Flex Freedom 2065 Fund, Fidelity Freedom 2065 Fund and Fidelity Freedom Blend 2065 Fund commenced operations on June 28, 2019.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	March 31, 2020A,B	March 31, 2019A,B
Audit-Related Fees	$-	$290,000
Tax Fees	$3,000	$5,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Advisor Freedom 2065 Fund and Fidelity Freedom Index 2065 Fund’s commencement of operations.

Services Billed by PwC

	March 31, 2020A,B	March 31, 2019A,B
Audit-Related Fees	$8,596,700	$7,890,000
Tax Fees	$17,700	$20,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Flex Freedom 2065 Fund, Fidelity Freedom 2065 Fund and Fidelity Freedom Blend 2065 Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	March 31, 2020A,B	March 31, 2019A,B
Deloitte Entities	$717,400	$890,000
PwC	$13,788,200	$12,575,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Advisor Freedom 2065 Fund, Fidelity Flex Freedom 2065 Fund, Fidelity Freedom 2065 Fund, Fidelity Freedom Index 2065 Fund and Fidelity Freedom Blend 2065 Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 21, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 21, 2020